UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Item 1.

Reports to Stockholders

Fidelity® Investment Grade Bond Fund

Semi-Annual Report

February 28, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2022 *
U.S. Government and U.S. Government Agency Obligations	48.3%
AAA	8.5%
AA	1.1%
A	8.2%
BBB	26.1%
BB and Below	6.6%
Not Rated	2.4%
Short-Term Investments and Net Other Assets	(1.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*,**
Corporate Bonds	37.7%
U.S. Government and U.S. Government Agency Obligations	48.3%
Asset-Backed Securities	7.0%
CMOs and Other Mortgage Related Securities	6.6%
Municipal Bonds	0.4%
Other Investments	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	(1.2)%

 * Foreign investments - 13.5%

 ** Futures and Swaps - 0.5%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.3%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.55% 12/1/33	$1,806	$1,675
3.8% 12/1/57	17,133	16,074
4.3% 2/15/30	34,036	37,054
4.75% 5/15/46	24,566	27,238
4.9% 6/15/42	4,363	4,822
5.55% 8/15/41	7,917	9,420
6.2% 3/15/40	1,454	1,773
Verizon Communications, Inc.:
2.987% 10/30/56	869	741
4.329% 9/21/28	19,797	21,557
4.5% 8/10/33	3,429	3,810
4.862% 8/21/46	14,251	17,039
5.012% 4/15/49	82	99
		141,302
Entertainment - 0.3%
The Walt Disney Co.:
2.2% 1/13/28	6,562	6,428
2.65% 1/13/31	10,500	10,399
4.7% 3/23/50	7,961	9,415
		26,242
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,400	23,525
3.7% 4/1/51	15,400	12,920
4.464% 7/23/22	3,780	3,808
4.908% 7/23/25	2,932	3,108
5.375% 5/1/47	22,326	23,560
5.75% 4/1/48	11,014	12,175
Comcast Corp.:
3.75% 4/1/40	622	628
4.65% 7/15/42	1,628	1,845
Discovery Communications LLC:
3.625% 5/15/30	4,063	4,085
4.65% 5/15/50	10,998	11,243
Fox Corp.:
5.476% 1/25/39	1,366	1,593
5.576% 1/25/49	906	1,090
Time Warner Cable LLC:
4.5% 9/15/42	544	513
5.5% 9/1/41	966	1,030
5.875% 11/15/40	7,077	7,919
6.55% 5/1/37	3,601	4,328
6.75% 6/15/39	6,233	7,565
7.3% 7/1/38	2,390	2,992
		123,927
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	6,800	7,060
3.875% 4/15/30	20,000	20,682
4.5% 4/15/50	2,885	3,008
		30,750

TOTAL COMMUNICATION SERVICES		322,221

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.6%
General Motors Co. 5.4% 10/2/23	11,588	12,174
General Motors Financial Co., Inc.:
3.7% 5/9/23	5,526	5,625
4% 1/15/25	15,000	15,524
4.25% 5/15/23	858	883
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	6,678	6,702
3.125% 5/12/23 (a)	5,817	5,901
3.35% 5/13/25 (a)	9,370	9,570
		56,379
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. 1.3% 5/7/22	3,483	3,485
Household Durables - 0.6%
D.R. Horton, Inc.:
1.3% 10/15/26	10,194	9,594
2.6% 10/15/25	9,432	9,450
Lennar Corp.:
4.75% 11/29/27	15,563	16,919
5% 6/15/27	8,419	9,134
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,908	3,035
4.875% 11/15/25	32	34
4.875% 3/15/27	10,045	10,709
		58,875
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	3,090	2,776
2.7% 2/9/41	16,100	12,941
		15,717
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	4,130	4,200
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	909	980
AutoZone, Inc. 4% 4/15/30	21,631	22,986
		23,966
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32	20,094	19,117

TOTAL CONSUMER DISCRETIONARY		181,739

CONSUMER STAPLES - 3.0%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	4,168	4,613
4.9% 2/1/46	9,089	10,166
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	8,200	8,567
4.35% 6/1/40	3,930	4,191
4.5% 6/1/50	9,000	9,903
4.6% 6/1/60	7,261	7,936
4.75% 1/23/29	18,172	20,172
4.75% 4/15/58	3,562	3,937
5.45% 1/23/39	3,537	4,214
5.55% 1/23/49	8,082	10,007
5.8% 1/23/59 (Reg. S)	8,567	10,981
Constellation Brands, Inc. 4.75% 11/15/24	2,399	2,550
PepsiCo, Inc.:
2.625% 3/19/27	712	728
2.75% 3/19/30	6,600	6,613
		104,578
Food & Staples Retailing - 0.7%
Sysco Corp.:
3.3% 2/15/50	3,840	3,445
6.6% 4/1/50	42,857	59,626
		63,071
Food Products - 1.2%
General Mills, Inc. 2.875% 4/15/30	797	797
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (a)	14,165	13,315
3.625% 1/15/32 (a)	1,330	1,207
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	4,810	5,063
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (a)	14,250	12,576
5.5% 1/15/30 (a)	39,620	40,936
6.5% 4/15/29 (a)	1,260	1,337
Kraft Heinz Foods Co.:
3% 6/1/26	5,000	4,994
3.875% 5/15/27	12,300	12,736
4.375% 6/1/46	4,122	4,225
5.2% 7/15/45	8,219	9,274
7.125% 8/1/39 (a)	5,618	7,635
		114,095

TOTAL CONSUMER STAPLES		281,744

ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Columbia Pipeline Group, Inc. 4.5% 6/1/25	538	571
DCP Midstream Operating LP:
3.875% 3/15/23	1,968	1,990
5.6% 4/1/44	1,707	1,869
5.85% 5/21/43 (a)(b)	2,821	2,624
Enbridge, Inc.:
4% 10/1/23	2,296	2,355
4.25% 12/1/26	923	984
Energy Transfer LP:
3.75% 5/15/30	2,274	2,311
3.9% 5/15/24 (b)	549	563
4.2% 9/15/23	759	780
4.25% 3/15/23	830	846
4.5% 4/15/24	952	990
4.95% 6/15/28	2,591	2,787
5% 5/15/50	5,083	5,287
5.25% 4/15/29	1,549	1,700
5.4% 10/1/47	1,026	1,098
5.8% 6/15/38	1,445	1,604
6% 6/15/48	941	1,056
6.25% 4/15/49	1,064	1,229
Hess Corp.:
4.3% 4/1/27	834	882
5.6% 2/15/41	21,100	24,204
7.125% 3/15/33	839	1,064
7.3% 8/15/31	1,023	1,297
7.875% 10/1/29	2,921	3,748
MPLX LP:
4.8% 2/15/29	816	894
4.875% 12/1/24	1,247	1,321
5.5% 2/15/49	2,450	2,795
Occidental Petroleum Corp.:
3.5% 8/15/29	1,621	1,613
4.3% 8/15/39	236	223
4.4% 8/15/49	236	224
5.55% 3/15/26	3,038	3,265
6.45% 9/15/36	2,750	3,238
6.6% 3/15/46	3,032	3,623
7.5% 5/1/31	3,937	4,774
Ovintiv, Inc.:
5.15% 11/15/41	2,000	2,008
8.125% 9/15/30	3,357	4,308
Petroleos Mexicanos:
5.95% 1/28/31	2,610	2,427
6.49% 1/23/27	1,757	1,804
6.5% 3/13/27	5,805	5,959
6.75% 9/21/47	14,189	11,683
6.84% 1/23/30	5,979	5,969
6.95% 1/28/60	4,247	3,506
7.69% 1/23/50	70,161	62,794
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,242	1,226
3.65% 6/1/22	2,386	2,386
4.65% 10/15/25	26,960	28,545
Sabine Pass Liquefaction LLC 4.5% 5/15/30	9,286	10,018
The Williams Companies, Inc.:
3.5% 11/15/30	9,960	10,125
3.7% 1/15/23	510	517
Western Gas Partners LP:
3.95% 6/1/25	764	774
4.65% 7/1/26	1,129	1,170
4.75% 8/15/28	781	808
5.75% 2/1/50	7,720	7,855
		247,691
FINANCIALS - 16.7%
Banks - 9.1%
Bank of America Corp.:
1.922% 10/24/31 (b)	20,000	18,107
2.299% 7/21/32 (b)	25,000	23,191
2.884% 10/22/30 (b)	50,000	49,034
3.3% 1/11/23	1,679	1,707
3.419% 12/20/28 (b)	3,280	3,353
3.5% 4/19/26	3,838	3,975
3.95% 4/21/25	32,873	34,089
4% 1/22/25	16,960	17,608
4.1% 7/24/23	900	930
4.183% 11/25/27	4,363	4,584
4.2% 8/26/24	5,249	5,465
4.25% 10/22/26	23,937	25,274
4.45% 3/3/26	11,356	12,100
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.984% 7/20/22 (a)(b)(c)	4,861	4,871
Barclays Bank PLC 1.7% 5/12/22	3,331	3,334
Barclays PLC:
2.852% 5/7/26 (b)	9,444	9,441
4.375% 1/12/26	2,821	2,972
4.836% 5/9/28	3,683	3,890
5.088% 6/20/30 (b)	11,424	12,186
5.2% 5/12/26	26,475	28,379
BNP Paribas SA 2.219% 6/9/26 (a)(b)	9,008	8,825
BPCE SA 4.875% 4/1/26 (a)	4,662	4,934
Citigroup, Inc.:
2.976% 11/5/30 (b)	50,000	49,335
4.075% 4/23/29 (b)	16,389	17,244
4.125% 7/25/28	4,363	4,587
4.3% 11/20/26	1,115	1,186
4.4% 6/10/25	11,914	12,500
4.412% 3/31/31 (b)	21,454	23,245
4.45% 9/29/27	55,258	59,017
4.6% 3/9/26	5,613	5,986
5.3% 5/6/44	6,000	7,076
5.5% 9/13/25	4,886	5,326
Citizens Financial Group, Inc. 2.638% 9/30/32	4,614	4,279
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,250	2,247
First Citizens Bank & Trust Co. 3.929% 6/19/24 (b)	2,035	2,076
HSBC Holdings PLC:
4.25% 3/14/24	905	938
4.95% 3/31/30	1,541	1,705
5.25% 3/14/44	656	752
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	836	861
5.71% 1/15/26 (a)	37,209	39,221
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	5,034	4,895
4.125% 12/15/26	9,713	10,332
4.493% 3/24/31 (b)	17,000	18,660
NatWest Group PLC:
3.073% 5/22/28 (b)	5,536	5,534
4.8% 4/5/26	12,145	13,021
5.125% 5/28/24	19,005	19,999
6% 12/19/23	24,003	25,461
6.1% 6/10/23	36,812	38,581
6.125% 12/15/22	13,833	14,292
NatWest Markets PLC 2.375% 5/21/23 (a)	10,214	10,283
Rabobank Nederland 4.375% 8/4/25	3,024	3,166
Societe Generale:
1.038% 6/18/25 (a)(b)	50,000	48,111
1.488% 12/14/26 (a)(b)	13,930	13,021
4.25% 4/14/25 (a)	4,491	4,599
Synchrony Bank 3% 6/15/22	2,516	2,527
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,928	4,912
3.196% 6/17/27 (b)	40,441	41,062
4.3% 7/22/27	16,184	17,270
4.478% 4/4/31 (b)	15,500	16,919
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,103	3,204
		831,679
Capital Markets - 3.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	881	919
Ares Capital Corp.:
3.25% 7/15/25	42,008	41,602
3.875% 1/15/26	16,340	16,566
4.2% 6/10/24	7,281	7,521
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	9,092	9,047
3.75% 3/26/25	6,137	6,294
4.194% 4/1/31 (a)(b)	30,399	31,571
4.55% 4/17/26	1,859	1,963
Deutsche Bank AG 4.5% 4/1/25	8,603	8,844
Deutsche Bank AG New York Branch:
3.3% 11/16/22	4,654	4,704
3.729% 1/14/32 (b)	8,509	8,031
4.1% 1/13/26	5,262	5,451
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	12,267	11,371
3.272% 9/29/25 (b)	60,430	61,470
3.5% 4/1/25	12,527	12,876
4.25% 10/21/25	7,670	8,057
6.75% 10/1/37	24,081	31,640
Intercontinental Exchange, Inc. 3.75% 12/1/25	1,287	1,351
Morgan Stanley:
3.125% 7/27/26	9,330	9,511
3.622% 4/1/31 (b)	35,865	37,077
3.625% 1/20/27	10,480	10,918
3.7% 10/23/24	3,002	3,103
3.875% 4/29/24	2,765	2,859
4.875% 11/1/22	6,287	6,430
5% 11/24/25	13,117	14,177
State Street Corp.:
2.825% 3/30/23 (b)	737	738
2.901% 3/30/26 (b)	691	702
UBS Group AG 1.494% 8/10/27 (a)(b)	7,599	7,167
		361,960
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	39,436	38,273
1.75% 1/30/26	10,220	9,683
2.45% 10/29/26	5,268	5,082
2.875% 8/14/24	5,100	5,104
3% 10/29/28	5,518	5,315
3.3% 1/30/32	5,903	5,604
3.5% 5/26/22	185	186
4.125% 7/3/23	2,684	2,744
4.45% 4/3/26	2,472	2,581
4.875% 1/16/24	3,901	4,049
6.5% 7/15/25	4,349	4,791
Ally Financial, Inc.:
1.45% 10/2/23	3,119	3,080
3.05% 6/5/23	11,466	11,602
3.875% 5/21/24	7,111	7,318
4.625% 3/30/25	2,237	2,351
5.125% 9/30/24	2,258	2,393
5.8% 5/1/25	19,772	21,397
8% 11/1/31	3,172	4,178
Capital One Financial Corp.:
3.65% 5/11/27	15,715	16,274
3.8% 1/31/28	6,614	6,887
Discover Financial Services:
3.95% 11/6/24	1,184	1,229
4.1% 2/9/27	8,206	8,606
4.5% 1/30/26	3,562	3,791
Ford Motor Credit Co. LLC:
3.096% 5/4/23	12,100	12,191
4.063% 11/1/24	18,137	18,404
5.584% 3/18/24	4,908	5,104
Synchrony Financial:
2.85% 7/25/22	1,278	1,285
3.95% 12/1/27	5,215	5,372
4.25% 8/15/24	7,369	7,637
4.375% 3/19/24	5,520	5,708
5.15% 3/19/29	7,283	7,918
		236,137
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP:
4.05% 7/1/30	6,803	7,058
4.125% 6/15/26	3,253	3,438
4.125% 5/15/29	12,222	12,925
Equitable Holdings, Inc. 3.9% 4/20/23	425	435
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	4,907	5,138
Pine Street Trust I 4.572% 2/15/29 (a)	4,516	4,859
Pine Street Trust II 5.568% 2/15/49 (a)	4,529	5,383
		39,236
Insurance - 0.7%
Five Corners Funding Trust II 2.85% 5/15/30 (a)	11,366	11,188
Liberty Mutual Group, Inc. 3.95% 5/15/60 (a)	10,260	9,907
Lincoln National Corp. 3.4% 1/15/31	9,415	9,569
MetLife, Inc. 4.55% 3/23/30	19,500	21,882
Pacific LifeCorp 5.125% 1/30/43 (a)	1,657	1,934
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,988	2,035
Prudential Financial, Inc. 3.935% 12/7/49	2,764	2,888
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	1,800	1,906
Unum Group:
4% 6/15/29	3,614	3,818
5.75% 8/15/42	1,024	1,142
		66,269

TOTAL FINANCIALS		1,535,281

HEALTH CARE - 2.7%
Biotechnology - 0.5%
AbbVie, Inc. 3.2% 11/21/29	43,367	43,921
Health Care Providers & Services - 0.8%
Anthem, Inc. 3.3% 1/15/23	2,729	2,771
Centene Corp.:
2.45% 7/15/28	12,745	12,004
2.625% 8/1/31	5,945	5,482
3.375% 2/15/30	5,110	4,903
4.25% 12/15/27	5,450	5,579
4.625% 12/15/29	8,470	8,724
Cigna Corp. 4.375% 10/15/28	4,187	4,538
CVS Health Corp. 3.625% 4/1/27	1,944	2,037
HCA Holdings, Inc. 4.75% 5/1/23	87	90
Sabra Health Care LP 3.2% 12/1/31	12,177	11,325
Toledo Hospital 5.325% 11/15/28	1,513	1,655
Universal Health Services, Inc. 2.65% 10/15/30 (a)	10,442	9,862
		68,970
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	49,732	52,228
4.375% 12/15/28 (a)	58,400	62,266
Elanco Animal Health, Inc.:
5.272% 8/28/23 (b)	2,148	2,212
5.9% 8/28/28 (b)	905	978
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,304	1,346
Viatris, Inc.:
1.65% 6/22/25	1,203	1,162
2.7% 6/22/30	6,115	5,708
3.85% 6/22/40	2,664	2,497
4% 6/22/50	4,600	4,079
Zoetis, Inc. 3.25% 2/1/23	764	771
		133,247

TOTAL HEALTH CARE		246,138

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/30 (a)	2,547	2,600
The Boeing Co.:
5.04% 5/1/27	4,840	5,258
5.15% 5/1/30	14,840	16,391
5.805% 5/1/50	4,840	5,750
5.93% 5/1/60	4,840	5,747
		35,746
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.7% 2/15/24	9,054	8,773
2.25% 1/15/23	1,128	1,134
3% 9/15/23	368	372
3.375% 7/1/25	7,888	7,980
3.75% 6/1/26	15,000	15,423
4.25% 2/1/24	4,331	4,472
4.25% 9/15/24	1,473	1,527
		39,681
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (a)	7,484	7,344
3.625% 5/1/22 (a)	1,257	1,259
3.95% 7/1/24 (a)	5,580	5,709
4.375% 5/1/26 (a)	4,949	5,096
5.25% 5/15/24 (a)	3,116	3,256
		22,664

TOTAL INDUSTRIALS		98,091

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	907	944
5.85% 7/15/25	1,437	1,574
6.02% 6/15/26	1,159	1,293
6.1% 7/15/27	2,638	3,038
6.2% 7/15/30	2,284	2,703
		9,552
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (a)	2,435	2,296
2.45% 2/15/31 (a)	20,716	19,137
2.6% 2/15/33 (a)	20,716	18,906
3.5% 2/15/41 (a)	16,728	15,424
3.75% 2/15/51 (a)	7,851	7,326
		63,089
Software - 0.3%
Oracle Corp.:
2.5% 4/1/25	6,375	6,366
2.8% 4/1/27	6,375	6,338
2.95% 4/1/30	6,400	6,186
3.6% 4/1/50	6,370	5,538
3.85% 4/1/60	6,400	5,516
		29,944
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	2,004	2,033

TOTAL INFORMATION TECHNOLOGY		104,618

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	6,718	6,078
4.9% 12/15/30	4,519	5,197
American Homes 4 Rent LP:
2.375% 7/15/31	977	898
3.375% 7/15/51	1,510	1,295
Boston Properties, Inc.:
3.25% 1/30/31	4,526	4,518
4.5% 12/1/28	2,824	3,083
Corporate Office Properties LP:
2.25% 3/15/26	2,339	2,300
2.75% 4/15/31	1,690	1,588
Duke Realty LP 3.25% 6/30/26	372	383
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,129	1,118
3.5% 8/1/26	1,176	1,218
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	6,833
Kimco Realty Corp.:
2.25% 12/1/31	9,524	8,790
3.375% 10/15/22	288	290
Kite Realty Group Trust:
4% 3/15/25	8,142	8,373
4.75% 9/15/30	13,258	14,280
LXP Industrial Trust (REIT):
2.7% 9/15/30	2,571	2,451
4.4% 6/15/24	599	619
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	7,298	6,703
3.375% 2/1/31	4,780	4,522
3.625% 10/1/29	5,204	5,111
4.375% 8/1/23	635	651
4.5% 1/15/25	1,271	1,324
4.5% 4/1/27	452	477
4.75% 1/15/28	7,132	7,470
4.95% 4/1/24	557	582
5.25% 1/15/26	2,371	2,537
Piedmont Operating Partnership LP 2.75% 4/1/32	1,917	1,781
Realty Income Corp.:
2.2% 6/15/28	1,146	1,111
2.85% 12/15/32	1,410	1,371
3.25% 1/15/31	1,277	1,295
3.4% 1/15/28	1,957	2,015
Retail Opportunity Investments Partnership LP:
4% 12/15/24	405	415
5% 12/15/23	312	324
Simon Property Group LP:
2.45% 9/13/29	1,897	1,832
3.375% 12/1/27	3,864	3,983
SITE Centers Corp.:
3.625% 2/1/25	967	991
4.25% 2/1/26	1,683	1,749
Store Capital Corp.:
2.75% 11/18/30	2,849	2,689
4.625% 3/15/29	1,396	1,501
Ventas Realty LP:
2.5% 9/1/31	16,206	15,299
3% 1/15/30	6,770	6,698
4% 3/1/28	1,358	1,443
4.125% 1/15/26	630	667
4.75% 11/15/30	10,898	12,174
Vornado Realty LP:
2.15% 6/1/26	2,457	2,385
3.4% 6/1/31	8,887	8,718
WP Carey, Inc.:
3.85% 7/15/29	1,045	1,102
4% 2/1/25	2,162	2,257
4.6% 4/1/24	3,364	3,510
		173,999
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,946	5,003
3.95% 11/15/27	2,767	2,885
4.1% 10/1/24	2,463	2,551
4.55% 10/1/29	1,135	1,220
CBRE Group, Inc.:
2.5% 4/1/31	7,642	7,236
4.875% 3/1/26	4,953	5,369
Essex Portfolio LP 3.875% 5/1/24	1,215	1,255
Mid-America Apartments LP 4% 11/15/25	522	548
Post Apartment Homes LP 3.375% 12/1/22	158	159
Sun Communities Operating LP:
2.3% 11/1/28	2,169	2,049
2.7% 7/15/31	5,600	5,268
Tanger Properties LP:
2.75% 9/1/31	5,725	5,207
3.125% 9/1/26	1,660	1,653
3.875% 7/15/27	6,943	7,177
		47,580

TOTAL REAL ESTATE		221,579

UTILITIES - 1.1%
Electric Utilities - 0.2%
Cleco Corporate Holdings LLC 3.375% 9/15/29	2,932	2,892
DPL, Inc. 4.35% 4/15/29	2,835	2,764
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	1,869	1,742
2.775% 1/7/32 (a)	5,941	5,592
FirstEnergy Corp. 7.375% 11/15/31	3,623	4,536
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,240	1,269
		18,795
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	726	862
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.:
2.45% 1/15/31	3,092	2,862
3.3% 7/15/25 (a)	10,148	10,197
3.95% 7/15/30 (a)	8,852	9,031
		22,090
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	1,064	1,126
4.05% 4/15/25	13,567	14,302
Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50	1,501	1,544
NiSource, Inc.:
2.95% 9/1/29	19,262	18,991
3.49% 5/15/27	10,080	10,394
5.95% 6/15/41	1,097	1,349
Puget Energy, Inc.:
4.1% 6/15/30	3,951	4,098
5.625% 7/15/22	2,087	2,098
Sempra Energy 6% 10/15/39	1,733	2,203
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 2.6189% 5/15/67 (b)(c)	1,164	931
		57,036

TOTAL UTILITIES		98,783

TOTAL NONCONVERTIBLE BONDS
(Cost $3,335,173)		3,337,885

U.S. Treasury Obligations - 32.6%
U.S. Treasury Bonds 2.375% 5/15/51	763,529	796,123
U.S. Treasury Notes:
0.125% 8/31/22	$450,000	$448,699
0.5% 5/31/27	446,600	418,373
0.875% 11/15/30	290,970	268,795
1.125% 2/15/31 (d)	200,875	189,254
1.25% 12/31/26	120,000	117,225
1.25% 4/30/28	400,000	387,031
1.25% 8/15/31	109,300	103,784
1.5% 2/15/25	184,000	183,267
1.5% 1/31/27	41,000	40,516
3.125% 11/15/28	38,238	41,358
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,021,209)		2,994,425

Asset-Backed Securities - 7.0%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$8,087	$6,435
Series 2019-1 Class A, 3.844% 5/15/39 (a)	2,556	2,264
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	4,773	4,486
Class B, 4.458% 10/16/39 (a)	886	726
Series 2021-1A Class A, 2.95% 11/16/41 (a)	8,477	8,006
Series 2021-2A Class A, 2.798% 1/15/47 (a)	15,018	14,548
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (a)(b)(c)	2,225	2,214
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.3713% 10/17/34 (a)(b)(c)	5,465	5,419
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.244% 4/20/34 (a)(b)(c)	14,203	13,989
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.394% 7/20/34 (a)(b)(c)	6,507	6,458
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	2,387	2,217
Class B, 4.335% 1/16/40 (a)	473	339
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (a)(b)(c)	4,806	4,791
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2877% 4/25/34 (a)(b)(c)	4,698	4,656
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3713% 7/15/34 (a)(b)(c)	8,184	8,132
Ares LVIII CLO LLC Series 2022-58A Class AR, UNITED STATES 90 DAY AVERAGE S + 1.330% 1.5112% 1/15/35 (a)(b)(c)	10,462	10,459
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.3113% 4/15/34 (a)(b)(c)	9,992	9,914
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4913% 4/17/33 (a)(b)(c)	16,288	16,224
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/36 (a)(b)(c)	5,474	5,450
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.2777% 4/25/34 (a)(b)(c)	10,335	10,228
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.474% 1/20/32 (a)(b)(c)	9,800	9,758
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5713% 1/17/33 (a)(b)(c)	10,092	10,092
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (a)(b)(c)	8,274	8,228
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	3,535	3,431
Class AA, 2.487% 12/16/41 (a)(b)	477	468
Series 2021-1A Class A, 2.443% 7/15/46 (a)	11,497	11,047
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (a)(b)(c)	6,524	6,509
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	4,700	4,652
Class B, 5.095% 4/15/39 (a)	1,844	1,707
Series 2021-1R Class A, 2.741% 8/15/41 (a)	20,164	19,462
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	2,560	2,495
Series 2021-1A:
Class A, 3.474% 1/15/46 (a)	2,752	2,746
Class B, 6.656% 1/15/46 (a)	1,446	1,501
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (a)(b)(c)	6,612	6,569
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3877% 10/25/34 (a)(b)(c)	5,100	5,046
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.304% 4/20/34 (a)(b)(c)	8,665	8,542
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.424% 10/20/34 (a)(b)(c)	8,292	8,236
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.454% 4/20/34 (a)(b)(c)	9,800	9,751
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.564% 1/20/34 (a)(b)(c)	12,900	12,843
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (a)	3,335	3,417
Series 2019-1A:
Class A23, 4.352% 5/20/49 (a)	599	621
Class A2II, 4.021% 5/20/49 (a)	805	821
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (a)(b)(c)	5,507	5,479
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4613% 1/18/32 (a)(b)(c)	7,090	7,085
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 1.4113% 1/16/32 (a)(b)(c)	1,808	1,799
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4213% 4/17/33 (a)(b)(c)	4,300	4,300
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/35 (a)(b)(c)	7,281	7,240
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.2897% 2/20/35 (a)(b)(c)	4,292	4,267
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (a)(b)(c)	3,720	3,719
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 1/15/35 (a)(b)(c)	9,611	9,561
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4913% 1/15/34 (a)(b)(c)	2,050	2,042
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.358% 7/19/34 (a)(b)(c)	5,916	5,862
Class AR, 3 month U.S. LIBOR + 1.080% 1.5386% 11/16/34 (a)(b)(c)	8,250	8,179
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.7796% 11/20/33 (a)(b)(c)	9,100	9,078
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	7,032	7,205
Series 2019-3 Class A1, 2.23% 9/15/24	3,461	3,484
Series 2019-4 Class A, 2.44% 9/15/26	1,010	1,018
Series 2020-2 Class B, 1.32% 9/15/27	4,000	3,845
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class C, 1.48% 8/15/25 (a)	4,912	4,876
Series 2020-2 Class C, 1.31% 10/15/25 (a)	6,000	5,922
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	1,775	1,693
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,635	2,560
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.2485% 10/22/34 (a)(b)(c)	5,835	5,802
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4513% 1/15/33 (a)(b)(c)	4,700	4,697
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1789% 1/22/28 (a)(b)(c)	4,743	4,727
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.388% 4/19/34 (a)(b)(c)	10,220	10,162
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 1.1926% 1/22/35 (a)(b)(c)	9,350	9,281
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.3613% 7/15/34 (a)(b)(c)	5,879	5,835
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.4589% 1/22/31 (a)(b)(c)	2,629	2,619
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.394% 10/20/34 (a)(b)(c)	1,967	1,955
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 1.0413% 1/18/28 (a)(b)(c)	6,157	6,148
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.274% 4/20/34 (a)(b)(c)	8,363	8,264
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 1.251% 1/25/35 (a)(b)(c)	6,892	6,832
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.2313% 1/15/34 (a)(b)(c)	8,900	8,899
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (a)	32,582	31,548
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.324% 10/20/30 (a)(b)(c)	6,552	6,516
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.384% 10/20/34 (a)(b)(c)	3,230	3,207
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	3,123	3,168
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	6,065	6,040
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (a)	6,479	6,500
Class A2II, 4.008% 12/5/51 (a)	5,790	5,691
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	9,198	8,967
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.374% 4/20/34 (a)(b)(c)	11,224	11,167
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (a)(b)(c)	10,760	10,757
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	14,515	13,912
Class B, 4.335% 3/15/40(a)	522	434
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	5,278	5,344
1.884% 7/15/50 (a)	3,008	2,940
2.328% 7/15/52 (a)	2,300	2,247
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.85% 4/23/35 (a)(b)(c)(e)	5,480	5,477
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (a)(b)(c)	1,079	1,075
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.228% 4/19/34 (a)(b)(c)	10,365	10,263
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.334% 4/20/33 (a)(b)(c)	7,800	7,728
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0469% 9/25/34 (b)(c)	5	5
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	11,315	11,062
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	6,895	6,687
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.776% 4/6/42 (a)(b)(c)	491	363
Treman Park CLO, Ltd. Series 2018-1A Class ARR, 3 month U.S. LIBOR + 1.070% 1.324% 10/20/28 (a)(b)(c)	6,558	6,552
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.524% 7/20/32 (a)(b)(c)	5,397	5,380
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.408% 7/19/34 (a)(b)(c)	5,438	5,406
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (a)(b)(c)	11,071	10,997
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 7/16/34 (a)(b)(c)	5,466	5,431
TOTAL ASSET-BACKED SECURITIES
(Cost $652,340)		644,196

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	6,057	6,027
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)(f)	341	0
Class AA1, 1 month U.S. LIBOR + 0.280% 0.4082% 5/27/37 (a)(b)(c)	460	439
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (b)(c)	1	1
Silverstone Master Issuer PLC floater Series 2018-1A Class 1A, 3 month U.S. LIBOR + 0.390% 0.6451% 1/21/70 (a)(b)(c)	3,136	3,136
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,874)		9,603

Commercial Mortgage Securities - 6.5%
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class A, 1 month U.S. LIBOR + 1.050% 1.241% 4/15/36 (a)(b)(c)	8,900	8,850
Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.25% 1/15/39 (a)(b)(c)	5,821	5,771
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 1.65% 1/15/39 (a)(b)(c)	1,099	1,088
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.25% 1/15/39 (a)(b)(c)	785	777
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,676	3,657
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	825	809
Class CNM, 3.7186% 11/5/32 (a)(b)	341	329
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,479	2,591
Series 2019-BN21 Class A5, 2.851% 10/17/52	5,732	5,715
Series 2019-BN24 Class A3, 2.96% 11/15/62	6,283	6,313
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.270% 1.4619% 12/25/33 (a)(b)(c)	6	5
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 0.7869% 11/25/35 (a)(b)(c)	20	19
Class M1, 1 month U.S. LIBOR + 0.660% 0.8469% 11/25/35 (a)(b)(c)	10	9
Class M2, 1 month U.S. LIBOR + 0.730% 0.9219% 11/25/35 (a)(b)(c)	14	13
Class M3, 1 month U.S. LIBOR + 0.760% 0.9519% 11/25/35 (a)(b)(c)	13	12
Class M4, 1 month U.S. LIBOR + 0.900% 1.0869% 11/25/35 (a)(b)(c)	16	15
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 0.7719% 1/25/36 (a)(b)(c)	50	48
Class B1, 1 month U.S. LIBOR + 2.100% 2.2869% 1/25/36 (a)(b)(c)	13	34
Class M1, 1 month U.S. LIBOR + 0.670% 0.8619% 1/25/36 (a)(b)(c)	16	16
Class M2, 1 month U.S. LIBOR + 0.700% 0.8919% 1/25/36 (a)(b)(c)	11	11
Class M3, 1 month U.S. LIBOR + 0.750% 0.9369% 1/25/36 (a)(b)(c)	17	16
Class M4, 1 month U.S. LIBOR + 0.910% 1.1019% 1/25/36 (a)(b)(c)	17	16
Class M5, 1 month U.S. LIBOR + 0.970% 1.1619% 1/25/36 (a)(b)(c)	17	15
Class M6, 1 month U.S. LIBOR + 1.050% 1.2369% 1/25/36 (a)(b)(c)	18	16
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 0.7269% 4/25/36 (a)(b)(c)	16	15
Class M1, 1 month U.S. LIBOR + 0.570% 0.7569% 4/25/36 (a)(b)(c)	10	9
Class M2, 1 month U.S. LIBOR + 0.600% 0.7869% 4/25/36 (a)(b)(c)	10	9
Class M3, 1 month U.S. LIBOR + 0.630% 0.8169% 4/25/36 (a)(b)(c)	16	15
Class M4, 1 month U.S. LIBOR + 0.780% 0.9669% 4/25/36 (a)(b)(c)	9	8
Class M5, 1 month U.S. LIBOR + 0.840% 1.0269% 4/25/36 (a)(b)(c)	9	8
Class M6, 1 month U.S. LIBOR + 0.960% 1.1469% 4/25/36 (a)(b)(c)	10	9
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 0.6519% 7/25/36 (a)(b)(c)	15	13
Class M2, 1 month U.S. LIBOR + 0.490% 0.6819% 7/25/36 (a)(b)(c)	10	9
Class M3, 1 month U.S. LIBOR + 0.520% 0.7119% 7/25/36 (a)(b)(c)	16	15
Class M4, 1 month U.S. LIBOR + 0.630% 0.8169% 7/25/36 (a)(b)(c)	10	9
Class M5, 1 month U.S. LIBOR + 0.700% 0.8919% 7/25/36 (a)(b)(c)	13	12
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 0.6169% 10/25/36 (a)(b)(c)	10	42
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.400% 0.5919% 12/25/36 (a)(b)(c)	111	106
Class M1, 1 month U.S. LIBOR + 0.430% 0.6219% 12/25/36 (a)(b)(c)	17	15
Class M2, 1 month U.S. LIBOR + 0.460% 0.6519% 12/25/36 (a)(b)(c)	21	18
Class M3, 1 month U.S. LIBOR + 0.510% 0.6969% 12/25/36 (a)(b)(c)	11	10
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.4569% 3/25/37 (a)(b)(c)	28	27
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.4569% 7/25/37 (a)(b)(c)	84	80
Class A2, 1 month U.S. LIBOR + 0.320% 0.5069% 7/25/37 (a)(b)(c)	78	73
Class M1, 1 month U.S. LIBOR + 0.370% 0.5569% 7/25/37 (a)(b)(c)	27	26
Class M2, 1 month U.S. LIBOR + 0.410% 0.5969% 7/25/37 (a)(b)(c)	32	28
Class M3, 1 month U.S. LIBOR + 0.490% 0.6769% 7/25/37 (a)(b)(c)	37	42
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4769% 7/25/37 (a)(b)(c)	30	28
Class M1, 1 month U.S. LIBOR + 0.310% 0.4969% 7/25/37(a)(b)(c)	16	15
Class M2, 1 month U.S. LIBOR + 0.340% 0.5269% 7/25/37 (a)(b)(c)	17	16
Class M3, 1 month U.S. LIBOR + 0.370% 0.5569% 7/25/37 (a)(b)(c)	27	25
Class M4, 1 month U.S. LIBOR + 0.500% 0.6869% 7/25/37 (a)(b)(c)	43	39
Class M5, 1 month U.S. LIBOR + 0.600% 0.7869% 7/25/37 (a)(b)(c)	18	21
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	806	865
Series 2019-B10 Class A4, 3.717% 3/15/62	1,426	1,500
Series 2019-B13 Class A4, 2.952% 8/15/57	8,383	8,404
Series 2018-B8 Class A5, 4.2317% 1/15/52	10,843	11,719
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.241% 11/15/28 (a)(b)(c)	6,788	6,737
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.1421% 3/15/37 (a)(b)(c)	9,361	9,231
Class F, 1 month U.S. LIBOR + 2.470% 2.6621% 3/15/37 (a)(b)(c)	2,354	2,318
Series 2020-FOX Class B, 1 month U.S. LIBOR + 1.350% 1.541% 11/15/32(a)(b)(c)	4,973	4,935
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.8811% 10/15/36 (a)(b)(c)	11,302	11,047
Class B, 1 month U.S. LIBOR + 0.890% 1.0908% 10/15/36 (a)(b)(c)	1,691	1,649
Class C, 1 month U.S. LIBOR + 1.090% 1.2906% 10/15/36 (a)(b)(c)	2,263	2,195
Class D, 1 month U.S. LIBOR + 1.290% 1.4903% 10/15/36 (a)(b)(c)	2,197	2,126
Class E, 1 month U.S. LIBOR + 1.940% 2.1395% 10/15/36 (a)(b)(c)	7,638	7,389
Series 2022-LP2:
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 1.3623% 2/15/39 (a)(b)(c)	4,355	4,308
Class C, CME TERM SOFR 1 MONTH + 1.560% 1.6117% 2/15/39 (a)(b)(c)	4,355	4,309
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.0108% 2/15/39 (a)(b)(c)	4,355	4,308
floater sequential payer Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.191% 11/15/32 (a)(b)(c)	6,203	6,165
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.2786% 9/15/37 (a)(b)(c)	5,026	4,963
Class D, 1 month U.S. LIBOR + 2.620% 2.816% 9/15/37 (a)(b)(c)	1,247	1,055
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.991% 11/15/35 (a)(b)(c)	1,473	1,468
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.491% 4/15/34 (a)(b)(c)	2,644	2,604
Class C, 1 month U.S. LIBOR + 1.600% 1.791% 4/15/34 (a)(b)(c)	1,748	1,717
Class D, 1 month U.S. LIBOR + 1.900% 2.091% 4/15/34 (a)(b)(c)	1,835	1,796
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.271% 10/15/36 (a)(b)(c)	2,274	2,254
Class C, 1 month U.S. LIBOR + 1.250% 1.441% 10/15/36 (a)(b)(c)	2,859	2,832
Class D, 1 month U.S. LIBOR + 1.450% 1.641% 10/15/36 (a)(b)(c)	4,049	4,009
Class E, 1 month U.S. LIBOR + 1.800% 1.991% 10/15/36 (a)(b)(c)	5,690	5,626
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.191% 4/15/34 (a)(b)(c)	5,741	5,676
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.111% 10/15/36 (a)(b)(c)	11,071	11,023
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	19,353	18,723
Class A2, 1.99% 7/15/60 (a)	12,667	11,998
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	13,421	12,772
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	7,072	7,073
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (a)(b)(c)	7,503	7,419
Class B, 1 month U.S. LIBOR + 1.500% 1.691% 6/15/34 (a)(b)(c)	1,285	1,262
Class C, 1 month U.S. LIBOR + 1.750% 1.941% 6/15/34 (a)(b)(c)	1,451	1,411
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (a)(b)(c)	6,859	6,742
Class B, 1 month U.S. LIBOR + 1.900% 2.092% 8/15/36 (a)(b)(c)	2,112	2,059
Class C, 1 month U.S. LIBOR + 2.300% 2.492% 8/15/36 (a)(b)(c)	1,571	1,524
Class D, 1 month U.S. LIBOR + 3.050% 3.242% 8/15/36 (a)(b)(c)	1,940	1,873
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,366	1,407
Series 2020-SBX Class A, 1.67% 1/10/38 (a)	22,582	21,815
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,011	2,069
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.171% 5/15/36 (a)(b)(c)	11,788	11,693
Class B, 1 month U.S. LIBOR + 1.230% 1.421% 5/15/36 (a)(b)(c)	14,528	14,382
Class C, 1 month U.S. LIBOR + 1.430% 1.621% 5/15/36 (a)(b)(c)	2,018	1,998
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	2,537	2,476
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	2,941	2,957
Class B, 4.5349% 4/15/36 (a)	861	856
Class C, 4.782% 4/15/36 (a)(b)	561	554
Class D, 4.782% 4/15/36 (a)(b)	1,122	1,083
DBCCRE Mortgage Trust sequential payer Series 2014-ARCP Class A, 4.2382% 1/10/34 (a)	15,370	15,684
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38 (a)(b)(c)	15,449	15,130
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (a)(b)(c)	5,107	5,057
Class B, 1 month U.S. LIBOR + 1.380% 1.572% 7/15/38 (a)(b)(c)	2,908	2,873
Class C, 1 month U.S. LIBOR + 1.700% 1.892% 7/15/38 (a)(b)(c)	2,144	2,118
Class D, 1 month U.S. LIBOR + 2.250% 2.442% 7/15/38 (a)(b)(c)	4,325	4,269
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.141% 10/15/36 (a)(b)(c)	6,605	6,534
Class B, 1 month U.S. LIBOR + 1.150% 1.341% 10/15/36 (a)(b)(c)	1,021	1,007
Class C, 1 month U.S. LIBOR + 1.550% 1.741% 10/15/36 (a)(b)(c)	841	829
Series 2011-GC5 Class A/S, 5.1577% 8/10/44 (a)(b)	6,556	6,573
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (a)	25,800	24,374
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	654	663
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	1,823	1,837
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (a)	31,484	31,216
Series 2012-CBX Class A/S, 4.2707% 6/15/45	1,309	1,313
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,177	1,182
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	2,821	2,880
Class CFX, 4.9498% 7/5/33 (a)	485	495
Class DFX, 5.3503% 7/5/33 (a)	955	971
Class EFX, 5.5422% 7/5/33 (a)	1,020	1,027
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (a)(b)(c)	9,783	9,587
Class B, 1 month U.S. LIBOR + 0.880% 1.071% 3/15/38 (a)(b)(c)	2,360	2,304
Class C, 1 month U.S. LIBOR + 1.100% 1.291% 3/15/38 (a)(b)(c)	1,485	1,444
Class D, 1 month U.S. LIBOR + 1.400% 1.591% 3/15/38 (a)(b)(c)	2,066	2,002
Class E, 1 month U.S. LIBOR + 1.750% 1.941% 3/15/38 (a)(b)(c)	1,805	1,751
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	7,782	7,876
Series 2012-C6 Class A/S, 3.476% 11/15/45	3,389	3,405
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	7,903	7,923
Series 2018-H4 Class A4, 4.31% 12/15/51	1,756	1,900
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	1,142	1,123
Class C, 3.1771% 11/10/36 (a)(b)	1,096	1,064
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 1.391% 12/15/35 (a)(b)(c)	22,356	22,101
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.9617% 12/15/37 (a)(b)(c)	2,833	2,817
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5537% 12/15/37 (a)(b)(c)	2,966	2,961
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.05% 2/15/39 (a)(b)(c)	2,586	2,574
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 2.7% 2/15/39 (a)(b)(c)	1,345	1,339
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (a)(b)(c)	10,383	10,175
Class B, 1 month U.S. LIBOR + 1.070% 1.2709% 11/15/38 (a)(b)(c)	5,947	5,828
Class C, 1 month U.S. LIBOR + 1.320% 1.5201% 11/15/38 (a)(b)(c)	3,694	3,616
Class D, 1 month U.S. LIBOR + 1.570% 1.7693% 11/15/38 (a)(b)(c)	2,427	2,375
UBS Commercial Mortgage Trust Series 2012-C1 Class A/S, 4.171% 5/10/45	489	488
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	9,860	9,191
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	510	471
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, 1 month U.S. LIBOR + 1.420% 1.5397% 1/15/59 (b)(c)	24,912	24,710
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.391% 5/15/31 (a)(b)(c)	5,818	5,763
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	8,381	8,506
Series 2015-C29 Class ASB, 3.4% 6/15/48	2,524	2,572
Series 2019-C52 Class A5, 2.892% 8/15/52	2,411	2,406
Series 2015-SG1 Class ASB, 3.556% 9/15/48	2,206	2,252
Series 2018-C48 Class A5, 4.302% 1/15/52	2,498	2,710
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	7,819	7,921
Series 2012-C9 Class A/S, 3.388% 11/15/45	4,134	4,158
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $611,009)		596,606

Municipal Securities - 0.4%
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	3,960	3,708
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	1,515	1,555
5.1% 6/1/33	13,950	15,390
Series 2010-1, 6.63% 2/1/35	1,285	1,498
Series 2010-3:
6.725% 4/1/35	1,710	2,022
7.35% 7/1/35	875	1,058
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,201	8,797
TOTAL MUNICIPAL SECURITIES
(Cost $32,425)		34,028

Foreign Government and Government Agency Obligations - 0.8%
Indonesian Republic:
3.85% 10/15/30	$10,505	$11,137
4.2% 10/15/50	7,915	8,104
4.45% 4/15/70	9,715	10,093
Kingdom of Saudi Arabia 3.25% 11/17/51 (a)	16,680	14,949
Panamanian Republic:
3.298% 1/19/33	18,095	17,263
4.5% 1/19/63	11,915	11,188
State of Qatar 3.4% 4/16/25 (a)	4,105	4,255
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $78,307)		76,989

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (b)	1,865	1,912
KeyBank NA 6.95% 2/1/28	725	876
Regions Bank 6.45% 6/26/37	2,685	3,511
TOTAL BANK NOTES
(Cost $5,109)		6,299
	Shares	Value (000s)

Fixed-Income Funds - 15.0%
Fidelity Mortgage Backed Securities Central Fund (g)	11,672,759	$1,239,764
Fidelity Specialized High Income Central Fund (g)	1,480,717	136,167
TOTAL FIXED-INCOME FUNDS
(Cost $1,418,394)		1,375,931
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Bank of Nova Scotia:
4.65% (b)(h)	8,146	7,937
4.9% (b)(h)	11,200	11,515
Barclays Bank PLC 7.625% 11/21/22	11,014	11,649
TOTAL PREFERRED SECURITIES
(Cost $32,412)		31,101
	Shares	Value (000s)

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.07% (i)	38,347,098	38,355
Fidelity Securities Lending Cash Central Fund 0.07% (i)(j)	181,271,323	181,289
TOTAL MONEY MARKET FUNDS
(Cost $219,643)		219,644
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $9,415,895)		9,326,707
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(140,525)
NET ASSETS - 100%		$9,186,182

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,711,641,000 or 18.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$113,256	$926,619	$1,001,520	$35	$--	$--	$38,355	0.1%
Fidelity Mortgage Backed Securities Central Fund	1,278,076	18,405	--	18,411	--	(56,717)	1,239,764	69.8%
Fidelity Securities Lending Cash Central Fund 0.07%	409,063	1,117,880	1,345,654	117	--	--	181,289	0.5%
Fidelity Specialized High Income Central Fund	141,222	7,774	--	7,774	--	(12,829)	136,167	39.0%
Total	$1,941,617	$2,070,678	$2,347,174	$26,337	$--	$(69,546)	$1,595,575

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$3,337,885	$--	$3,337,885	$--
U.S. Government and Government Agency Obligations	2,994,425	--	2,994,425	--
Asset-Backed Securities	644,196	--	644,196	--
Collateralized Mortgage Obligations	9,603	--	9,603	--
Commercial Mortgage Securities	596,606	--	596,606	--
Municipal Securities	34,028	--	34,028	--
Foreign Government and Government Agency Obligations	76,989	--	76,989	--
Bank Notes	6,299	--	6,299	--
Fixed-Income Funds	1,375,931	1,375,931	--	--
Preferred Securities	31,101	--	31,101	--
Money Market Funds	219,644	219,644	--	--
Total Investments in Securities:	$9,326,707	$1,595,575	$7,731,132	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.5%
Cayman Islands	5.4%
United Kingdom	2.0%
Mexico	1.1%
Ireland	1.0%
France	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $179,717) — See accompanying schedule: Unaffiliated issuers (cost $7,777,858)	$7,731,132
Fidelity Central Funds (cost $1,638,037)	1,595,575
Total Investment in Securities (cost $9,415,895)		$9,326,707
Receivable for fund shares sold		26,922
Interest receivable		46,972
Distributions receivable from Fidelity Central Funds		23
Receivable from investment adviser for expense reductions		79
Other receivables		401
Total assets		9,401,104
Liabilities
Payable to custodian bank	$7
Payable for investments purchased
Delayed delivery	5,477
Payable for fund shares redeemed	22,096
Distributions payable	2,290
Accrued management fee	2,305
Distribution and service plan fees payable	71
Other affiliated payables	1,206
Other payables and accrued expenses	181
Collateral on securities loaned	181,289
Total liabilities		214,922
Net Assets		$9,186,182
Net Assets consist of:
Paid in capital		$9,445,455
Total accumulated earnings (loss)		(259,273)
Net Assets		$9,186,182
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($192,093 ÷ 23,769 shares)(a)		$8.08
Maximum offering price per share (100/96.00 of $8.08)		$8.42
Class M:
Net Asset Value and redemption price per share ($30,361 ÷ 3,755 shares)(a)		$8.09
Maximum offering price per share (100/96.00 of $8.09)		$8.43
Class C:
Net Asset Value and offering price per share ($28,251 ÷ 3,491 shares)(a)		$8.09
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($6,154,507 ÷ 760,924 shares)		$8.09
Class I:
Net Asset Value, offering price and redemption price per share ($1,379,448 ÷ 170,361 shares)		$8.10
Class Z:
Net Asset Value, offering price and redemption price per share ($1,401,522 ÷ 172,963 shares)		$8.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$747
Interest		93,977
Income from Fidelity Central Funds (including $117 from security lending)		11,897
Total income		106,621
Expenses
Management fee	$14,642
Transfer agent fees	4,995
Distribution and service plan fees	454
Fund wide operations fee	2,626
Independent trustees' fees and expenses	17
Total expenses before reductions	22,734
Expense reductions	(291)
Total expenses after reductions		22,443
Net investment income (loss)		84,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	497
Capital gain distributions from Fidelity Central Funds	14,440
Total net realized gain (loss)		14,937
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(414,856)
Fidelity Central Funds	(69,546)
Total change in net unrealized appreciation (depreciation)		(484,402)
Net gain (loss)		(469,465)
Net increase (decrease) in net assets resulting from operations		$(385,287)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,178	$151,659
Net realized gain (loss)	14,937	(156,026)
Change in net unrealized appreciation (depreciation)	(484,402)	102,701
Net increase (decrease) in net assets resulting from operations	(385,287)	98,334
Distributions to shareholders	(85,338)	(428,007)
Share transactions - net increase (decrease)	(377,928)	1,131,046
Total increase (decrease) in net assets	(848,553)	801,373
Net Assets
Beginning of period	10,034,735	9,233,362
End of period	$9,186,182	$10,034,735

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Investment Grade Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$8.76	$8.25	$7.71	$7.97	$8.03
Income from Investment Operations
Net investment income (loss)A,B	.058	.105	.158	.199	.178	.151
Net realized and unrealized gain (loss)	(.399)	(.031)	.518	.565	(.277)	(.071)
Total from investment operations	(.341)	.074	.676	.764	(.099)	.080
Distributions from net investment income	(.055)	(.101)	(.166)	(.224)	(.161)	(.140)
Distributions from net realized gain	(.004)	(.253)	–	–	–	–
Total distributions	(.059)	(.354)	(.166)	(.224)	(.161)	(.140)
Net asset value, end of period	$8.08	$8.48	$8.76	$8.25	$7.71	$7.97
Total ReturnC,D,E	(4.03)%	.89%	8.30%	10.11%	(1.25)%	1.03%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.76%H	.75%	.76%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.76%H	.75%	.76%	.77%	.77%	.77%
Expenses net of all reductions	.76%H	.75%	.76%	.77%	.77%	.77%
Net investment income (loss)	1.42%H	1.24%	1.88%	2.55%	2.29%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$192	$209	$168	$72	$88	$74
Portfolio turnover rateI	21%H	40%	118%J	59%J	56%J	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$8.77	$8.26	$7.72	$7.98	$8.04
Income from Investment Operations
Net investment income (loss)A,B	.059	.106	.158	.199	.178	.148
Net realized and unrealized gain (loss)	(.389)	(.041)	.519	.564	(.279)	(.070)
Total from investment operations	(.330)	.065	.677	.763	(.101)	.078
Distributions from net investment income	(.056)	(.102)	(.167)	(.223)	(.159)	(.138)
Distributions from net realized gain	(.004)	(.253)	–	–	–	–
Total distributions	(.060)	(.355)	(.167)	(.223)	(.159)	(.138)
Net asset value, end of period	$8.09	$8.48	$8.77	$8.26	$7.72	$7.98
Total ReturnC,D,E	(3.91)%	.78%	8.30%	10.09%	(1.26)%	1.01%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.75%H	.74%	.75%	.77%	.79%	.80%
Expenses net of fee waivers, if any	.75%H	.74%	.75%	.77%	.79%	.80%
Expenses net of all reductions	.75%H	.74%	.75%	.77%	.79%	.80%
Net investment income (loss)	1.42%H	1.25%	1.88%	2.54%	2.28%	1.88%
Supplemental Data
Net assets, end of period (in millions)	$30	$34	$36	$22	$20	$22
Portfolio turnover rateI	21%H	40%	118%J	59%J	56%J	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.49	$8.77	$8.26	$7.72	$7.99	$8.05
Income from Investment Operations
Net investment income (loss)A,B	.027	.040	.093	.140	.119	.090
Net realized and unrealized gain (loss)	(.400)	(.031)	.518	.564	(.288)	(.070)
Total from investment operations	(.373)	.009	.611	.704	(.169)	.020
Distributions from net investment income	(.023)	(.036)	(.101)	(.164)	(.101)	(.080)
Distributions from net realized gain	(.004)	(.253)	–	–	–	–
Total distributions	(.027)	(.289)	(.101)	(.164)	(.101)	(.080)
Net asset value, end of period	$8.09	$8.49	$8.77	$8.26	$7.72	$7.99
Total ReturnC,D,E	(4.40)%	.12%	7.46%	9.26%	(2.12)%	.27%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.53%H	1.52%	1.53%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.53%H	1.52%	1.53%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.53%H	1.52%	1.53%	1.54%	1.54%	1.54%
Net investment income (loss)	.64%H	.47%	1.10%	1.78%	1.53%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$28	$35	$37	$16	$22	$24
Portfolio turnover rateI	21%H	40%	118%J	59%J	56%J	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$8.77	$8.26	$7.72	$7.98	$8.04
Income from Investment Operations
Net investment income (loss)A,B	.071	.131	.184	.225	.203	.176
Net realized and unrealized gain (loss)	(.389)	(.041)	.518	.564	(.277)	(.070)
Total from investment operations	(.318)	.090	.702	.789	(.074)	.106
Distributions from net investment income	(.068)	(.127)	(.192)	(.249)	(.186)	(.166)
Distributions from net realized gain	(.004)	(.253)	–	–	–	–
Total distributions	(.072)	(.380)	(.192)	(.249)	(.186)	(.166)
Net asset value, end of period	$8.09	$8.48	$8.77	$8.26	$7.72	$7.98
Total ReturnC,D	(3.77)%	1.07%	8.63%	10.45%	(.93)%	1.36%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.72%G	1.54%	2.19%	2.87%	2.61%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$6,155	$6,910	$6,527	$7,638	$11,730	$9,742
Portfolio turnover rateH	21%G	40%	118%I	59%I	56%I	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.49	$8.78	$8.27	$7.73	$7.99	$8.05
Income from Investment Operations
Net investment income (loss)A,B	.069	.127	.183	.221	.199	.172
Net realized and unrealized gain (loss)	(.389)	(.041)	.517	.564	(.277)	(.070)
Total from investment operations	(.320)	.086	.700	.785	(.078)	.102
Distributions from net investment income	(.066)	(.123)	(.190)	(.245)	(.182)	(.162)
Distributions from net realized gain	(.004)	(.253)	–	–	–	–
Total distributions	(.070)	(.376)	(.190)	(.245)	(.182)	(.162)
Net asset value, end of period	$8.10	$8.49	$8.78	$8.27	$7.73	$7.99
Total ReturnC,D	(3.78)%	1.03%	8.58%	10.38%	(.98)%	1.31%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.50%G	.49%	.49%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.49%	.49%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.49%	.49%	.50%	.50%	.50%
Net investment income (loss)	1.68%G	1.50%	2.15%	2.82%	2.56%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$1,379	$1,548	$1,324	$1,452	$1,059	$857
Portfolio turnover rateH	21%G	40%	118%I	59%I	56%I	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.50	$8.78	$8.27	$7.68
Income from Investment Operations
Net investment income (loss)B,C	.075	.138	.193	.197
Net realized and unrealized gain (loss)	(.399)	(.030)	.517	.629
Total from investment operations	(.324)	.108	.710	.826
Distributions from net investment income	(.072)	(.135)	(.200)	(.236)
Distributions from net realized gain	(.004)	(.253)	–	–
Total distributions	(.076)	(.388)	(.200)	(.236)
Net asset value, end of period	$8.10	$8.50	$8.78	$8.27
Total ReturnD,E	(3.83)%	1.28%	8.71%	10.97%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.40%H	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.36%H	.36%	.36%	.36%H
Expenses net of all reductions	.36%H	.36%	.36%	.36%H
Net investment income (loss)	1.82%H	1.63%	2.28%	2.83%H
Supplemental Data
Net assets, end of period (in millions)	$1,402	$1,298	$1,142	$74
Portfolio turnover rateI	21%H	40%	118%J	59%J

 A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Investment Grade Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Investment Grade Bond Fund	$181

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$131,882
Gross unrealized depreciation	(216,634)
Net unrealized appreciation (depreciation)	$(84,752)
Tax cost	$9,411,459

The Fund elected to defer to its next fiscal year approximately $179,076 of capital losses recognized during the period November 1,2020 to August 31, 2021.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Fund	546,259	479,271

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$255	$22
Class M	-%	.25%	41	–(a)
Class C	.75%	.25%	158	34
			$454	$56

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$18
Class M	1
Class C	–(a)
$19

 (a) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond and Class Z. FIIOC receives an asset-based fee of Investment Grade Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$156.15
Class M	24.15
Class C	27.17
Investment Grade Bond	3,359.10
Class I	1,088.14
Class Z	341.05
	$4,995

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Investment Grade Bond Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Investment Grade Bond Fund	$12	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2022. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$290

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Investment Grade Bond Fund
Distributions to shareholders
Class A	$1,457	$7,658
Class M	234	1,489
Class C	104	1,342
Investment Grade Bond	58,159	298,348
Class I	12,924	64,543
Class Z	12,460	54,627
Total	$85,338	$428,007

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2022	Year ended August 31, 2021	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Investment Grade Bond Fund
Class A
Shares sold	3,162	13,709	$26,358	$116,439
Reinvestment of distributions	169	869	1,404	7,378
Shares redeemed	(4,266)	(9,026)	(35,376)	(76,186)
Net increase (decrease)	(935)	5,552	$(7,614)	$47,631
Class M
Shares sold	203	1,728	$1,686	$14,698
Reinvestment of distributions	27	171	225	1,458
Shares redeemed	(515)	(1,932)	(4,269)	(16,338)
Net increase (decrease)	(285)	(33)	$(2,358)	$(182)
Class C
Shares sold	181	2,421	$1,508	$20,700
Reinvestment of distributions	12	149	96	1,266
Shares redeemed	(798)	(2,710)	(6,644)	(22,924)
Net increase (decrease)	(605)	(140)	$(5,040)	$(958)
Investment Grade Bond
Shares sold	127,738	390,858	$1,060,046	$3,323,918
Reinvestment of distributions	5,913	31,555	49,144	268,282
Shares redeemed	(187,137)	(352,341)	(1,544,096)	(2,977,013)
Net increase (decrease)	(53,486)	70,072	$(434,906)	$615,187
Class I
Shares sold	41,637	121,162	$347,228	$1,031,337
Reinvestment of distributions	1,408	6,936	11,719	59,019
Shares redeemed	(54,953)	(96,638)	(454,956)	(815,701)
Net increase (decrease)	(11,908)	31,460	$(96,009)	$274,655
Class Z
Shares sold	51,656	94,346	$429,040	$801,379
Reinvestment of distributions	639	2,865	5,314	24,414
Shares redeemed	(32,094)	(74,494)	(266,355)	(631,080)
Net increase (decrease)	20,201	22,717	$167,999	$194,713

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Investment Grade Bond Fund
Class A	.76%
Actual		$1,000.00	$959.70	$3.69
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class M	.75%
Actual		$1,000.00	$960.90	$3.65
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class C	1.53%
Actual		$1,000.00	$956.00	$7.42
Hypothetical-C		$1,000.00	$1,017.21	$7.65
Investment Grade Bond	.45%
Actual		$1,000.00	$962.30	$2.19
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$962.20	$2.43
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class Z	.36%
Actual		$1,000.00	$961.70	$1.75
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2020 and above the ASPG competitive median for 2020. The Board considered that, when compared to a subset of the ASPG that FMR believes is most comparable, the retail class would not be above the ASPG competitive median for 2020. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable by the retail class of the fund except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2021.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IGB-SANN-0422
1.538655.124

Fidelity® Intermediate Bond Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	41.2%
AAA	11.0%
AA	1.3%
A	12.9%
BBB	24.5%
BB and Below	3.5%
Not Rated	4.5%
Short-Term Investments and Net Other Assets	1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*,**
Corporate Bonds	37.5%
U.S. Government and U.S. Government Agency Obligations	41.2%
Asset-Backed Securities	8.2%
CMOs and Other Mortgage Related Securities	11.4%
Municipal Bonds	0.1%
Other Investments	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 14.4%

 ** Futures and Swaps - 3.9%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.5%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 1.65% 2/1/28	$6,534	$6,160
NTT Finance Corp.:
1.162% 4/3/26 (a)	7,525	7,154
1.591% 4/3/28 (a)	10,400	9,792
Verizon Communications, Inc.:
2.1% 3/22/28	2,837	2,740
2.355% 3/15/32 (a)	2,543	2,375
		28,221
Entertainment - 0.0%
The Walt Disney Co. 3% 9/15/22	2,241	2,265
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	6,000	6,044
4.908% 7/23/25	4,820	5,109
Comcast Corp. 3.95% 10/15/25	3,064	3,232
Discovery Communications LLC 3.625% 5/15/30	1,652	1,661
		16,046
Wireless Telecommunication Services - 0.4%
T-Mobile U.S.A., Inc.:
2.4% 3/15/29 (a)	3,504	3,335
2.625% 4/15/26	8,500	8,306
3.5% 4/15/25	4,200	4,318
		15,959

TOTAL COMMUNICATION SERVICES		62,491

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 1.3%
General Motors Financial Co., Inc.:
1.05% 3/8/24	2,011	1,959
1.25% 1/8/26	12,329	11,633
2.35% 2/26/27	4,100	3,974
3.25% 1/5/23	5,500	5,573
4.15% 6/19/23	6,023	6,176
4.35% 4/9/25	6,000	6,276
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (a)	12,290	11,711
2.9% 5/13/22 (a)	2,713	2,723
3.125% 5/12/23 (a)	2,363	2,397
		52,422
Household Durables - 0.1%
Toll Brothers Finance Corp. 4.875% 11/15/25	4,400	4,669
Multiline Retail - 0.3%
Dollar Tree, Inc. 4% 5/15/25	12,200	12,715
Specialty Retail - 0.3%
AutoZone, Inc. 3.625% 4/15/25	541	560
O'Reilly Automotive, Inc. 4.2% 4/1/30	560	600
Ross Stores, Inc. 0.875% 4/15/26	8,093	7,654
The Home Depot, Inc. 2.5% 4/15/27	357	360
		9,174

TOTAL CONSUMER DISCRETIONARY		78,980

CONSUMER STAPLES - 2.2%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 3.5% 6/1/30	6,900	7,209
Molson Coors Beverage Co. 3% 7/15/26	5,500	5,593
		12,802
Food & Staples Retailing - 0.2%
7-Eleven, Inc.:
0.95% 2/10/26 (a)	2,312	2,177
1.3% 2/10/28 (a)	2,890	2,633
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	2,725	2,680
		7,490
Food Products - 0.9%
General Mills, Inc. 3.7% 10/17/23	5,017	5,164
JBS Finance Luxembourg SARL 2.5% 1/15/27 (a)	5,755	5,410
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	9,400	9,894
JBS U.S.A. Lux SA / JBS Food Co. 3% 2/2/29 (a)	5,000	4,720
JDE Peet's BV 1.375% 1/15/27 (a)	10,197	9,470
		34,658
Tobacco - 0.8%
Altria Group, Inc.:
2.35% 5/6/25	1,004	1,001
4.8% 2/14/29	1,885	2,036
BAT Capital Corp.:
3.222% 8/15/24	3,000	3,036
4.7% 4/2/27	6,324	6,717
BAT International Finance PLC 1.668% 3/25/26	7,400	7,028
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	8,300	8,392
3.75% 7/21/22 (a)	4,789	4,809
		33,019

TOTAL CONSUMER STAPLES		87,969

ENERGY - 2.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	1,901	1,856
Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd. 3.9% 2/1/25	3,400	3,529
DCP Midstream Operating LP:
3.875% 3/15/23	3,530	3,570
5.375% 7/15/25	6,000	6,355
Eastern Gas Transmission & Storage, Inc. 3% 11/15/29 (a)	5,500	5,427
Energy Transfer LP:
2.9% 5/15/25	6,000	6,027
3.6% 2/1/23	3,281	3,316
4.2% 9/15/23	1,661	1,708
4.5% 4/15/24	8,136	8,459
4.95% 6/15/28	5,000	5,377
5.875% 1/15/24	6,034	6,377
Equinor ASA 1.75% 1/22/26	1,103	1,082
Hess Corp. 4.3% 4/1/27	5,500	5,815
Hess Midstream Partners LP 5.625% 2/15/26 (a)	8,000	8,200
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,022	3,077
MPLX LP:
1.75% 3/1/26	3,400	3,259
3.375% 3/15/23	5,069	5,149
4% 2/15/25	500	520
4.5% 7/15/23	990	1,016
Occidental Petroleum Corp.:
2.9% 8/15/24	6,142	6,150
3.5% 8/15/29	907	902
Ovintiv Exploration, Inc. 5.625% 7/1/24	1,986	2,123
Petroleos Mexicanos 6.7% 2/16/32 (a)	4,742	4,552
Phillips 66 Co. 0.9% 2/15/24	6,300	6,189
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	5,156	5,156
3.85% 10/15/23	2,649	2,705
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,035
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	1,017
4.3% 3/4/24	2,490	2,582
4.55% 6/24/24	2,547	2,667
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 1.8444% 1/13/23 (b)(c)	2,073	2,065
		117,406

TOTAL ENERGY		119,262

FINANCIALS - 18.8%
Banks - 10.2%
Banco Santander SA 1.722% 9/14/27 (b)	4,800	4,539
Bank of America Corp.:
1.197% 10/24/26 (b)	17,500	16,548
1.319% 6/19/26 (b)	5,700	5,446
2.592% 4/29/31 (b)	7,000	6,692
3.864% 7/23/24 (b)	5,000	5,113
3.974% 2/7/30 (b)	6,800	7,122
4.2% 8/26/24	8,640	8,996
4.25% 10/22/26	5,912	6,242
4.45% 3/3/26	3,485	3,713
Bank of Montreal 1.85% 5/1/25	7,000	6,917
Bank of Nova Scotia 4.5% 12/16/25	6,400	6,820
Barclays PLC:
1.007% 12/10/24 (b)	3,941	3,841
2.279% 11/24/27 (b)	10,090	9,733
2.852% 5/7/26 (b)	6,852	6,849
3.932% 5/7/25 (b)	9,030	9,286
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (a)(b)(c)	5,577	5,243
2.219% 6/9/26 (a)(b)	3,479	3,408
BPCE SA 2.045% 10/19/27 (a)(b)	6,785	6,507
Capital One Bank NA 2.28% 1/28/26 (b)	5,690	5,638
Citigroup, Inc.:
3.106% 4/8/26 (b)	6,600	6,686
4.6% 3/9/26	4,328	4,616
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,293
Commonwealth Bank of Australia 2.688% 3/11/31 (a)	8,832	8,241
Danske Bank A/S 3.875% 9/12/23 (a)	3,000	3,072
DNB Bank ASA:
1.535% 5/25/27 (a)(b)	4,294	4,100
1.605% 3/30/28 (a)(b)	9,302	8,758
First Citizens Bank & Trust Co. 3.929% 6/19/24 (b)	755	770
HSBC Holdings PLC:
0.976% 5/24/25 (b)	2,500	2,416
1.645% 4/18/26 (b)	12,503	12,053
2.251% 11/22/27 (b)	9,820	9,466
ING Groep NV 1.726% 4/1/27 (b)	3,626	3,465
Intesa Sanpaolo SpA:
3.375% 1/12/23 (a)	4,600	4,647
5.71% 1/15/26 (a)	4,940	5,207
JPMorgan Chase & Co.:
1.045% 11/19/26 (b)	5,840	5,491
1.47% 9/22/27 (b)	9,890	9,334
2.069% 6/1/29 (b)	7,500	7,101
2.083% 4/22/26 (b)	7,100	6,994
2.947% 2/24/28 (b)	9,092	9,144
2.956% 5/13/31 (b)	2,045	1,989
3.797% 7/23/24 (b)	4,840	4,956
3.875% 9/10/24	5,168	5,359
4.125% 12/15/26	5,070	5,393
Lloyds Banking Group PLC 2.438% 2/5/26 (b)	2,666	2,647
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	5,800	5,597
1.538% 7/20/27 (b)	9,500	9,012
1.64% 10/13/27 (b)	12,210	11,590
2.193% 2/25/25	7,140	7,082
NatWest Group PLC:
1.642% 6/14/27 (b)	3,500	3,325
2.359% 5/22/24 (b)	4,143	4,153
3.073% 5/22/28 (b)	3,500	3,499
4.519% 6/25/24 (b)	6,878	7,086
5.125% 5/28/24	10,130	10,660
Regions Financial Corp. 2.25% 5/18/25	3,093	3,098
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (b)	2,991	2,905
Societe Generale:
1.488% 12/14/26 (a)(b)	5,547	5,185
1.792% 6/9/27 (a)(b)	6,264	5,857
2.625% 10/16/24 (a)	1,265	1,260
4.25% 4/14/25 (a)	3,044	3,117
4.75% 11/24/25 (a)	7,291	7,601
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26	9,800	9,261
SVB Financial Group:
2.1% 5/15/28	9,444	9,043
3.125% 6/5/30	2,952	2,968
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,515
Wells Fargo & Co.:
2.164% 2/11/26 (b)	8,510	8,406
2.188% 4/30/26 (b)	4,200	4,145
3.75% 1/24/24	5,350	5,516
4.3% 7/22/27	9,780	10,436
Westpac Banking Corp. 4.11% 7/24/34 (b)	1,798	1,856
		411,024
Capital Markets - 2.7%
Ares Capital Corp. 3.25% 7/15/25	9,000	8,913
Credit Suisse Group AG:
1.305% 2/2/27 (a)(b)	8,990	8,332
2.593% 9/11/25 (a)(b)	5,000	4,975
4.207% 6/12/24 (a)(b)	13,500	13,835
Deutsche Bank AG 4.5% 4/1/25	6,931	7,125
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,698	2,615
1.447% 4/1/25 (b)	5,904	5,764
2.129% 11/24/26 (b)	9,820	9,455
2.222% 9/18/24 (b)	6,721	6,705
2.311% 11/16/27 (b)	7,288	6,964
Goldman Sachs Group, Inc. 2.64% 2/24/28 (b)	8,456	8,333
Moody's Corp. 3.75% 3/24/25	3,976	4,149
Morgan Stanley:
0.79% 5/30/25 (b)	2,500	2,411
2.188% 4/28/26 (b)	5,500	5,429
3.737% 4/24/24 (b)	5,698	5,804
3.875% 1/27/26	4,600	4,800
State Street Corp. 2.901% 3/30/26 (b)	303	308
UBS Group AG 1.008% 7/30/24 (a)(b)	4,158	4,099
		110,016
Consumer Finance - 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	5,334	5,054
2.45% 10/29/26	2,122	2,047
3% 10/29/28	2,223	2,141
3.3% 1/23/23	5,800	5,870
3.5% 5/26/22	1,109	1,114
4.125% 7/3/23	7,092	7,250
6.5% 7/15/25	1,668	1,838
Ally Financial, Inc.:
1.45% 10/2/23	977	965
2.2% 11/2/28	4,539	4,243
3.05% 6/5/23	4,300	4,351
4.625% 3/30/25	3,000	3,153
5.125% 9/30/24	9,801	10,386
5.75% 11/20/25	2,039	2,171
Capital One Financial Corp.:
1.878% 11/2/27 (b)	17,200	16,481
2.359% 7/29/32 (b)	10,000	8,925
3.2% 2/5/25	3,500	3,573
3.9% 1/29/24	4,480	4,623
Discover Financial Services:
3.85% 11/21/22	196	199
4.5% 1/30/26	2,428	2,584
Ford Motor Credit Co. LLC:
2.3% 2/10/25	4,000	3,880
4.14% 2/15/23	6,500	6,573
4.25% 9/20/22	4,080	4,118
4.375% 8/6/23	8,000	8,120
Synchrony Financial:
4.25% 8/15/24	5,000	5,182
4.375% 3/19/24	6,708	6,936
		121,777
Diversified Financial Services - 1.1%
Athene Global Funding:
0.95% 1/8/24 (a)	6,757	6,604
1.73% 10/2/26 (a)	14,427	13,724
2.646% 10/4/31 (a)	9,900	9,277
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	3,040
4.125% 6/15/26	1,347	1,424
Equitable Holdings, Inc. 4.35% 4/20/28	10,800	11,561
		45,630
Insurance - 1.8%
AFLAC, Inc. 3.6% 4/1/30	1,122	1,191
AIA Group Ltd.:
3.375% 4/7/30 (a)	3,479	3,612
3.9% 4/6/28 (a)	8,500	9,053
American International Group, Inc.:
2.5% 6/30/25	5,600	5,625
4.2% 4/1/28	7,000	7,588
Aon PLC 3.875% 12/15/25	6,215	6,490
Empower Finance 2020 LP 1.357% 9/17/27 (a)	4,273	3,997
Equitable Financial Life Global Funding:
1.3% 7/12/26 (a)	5,000	4,755
1.7% 11/12/26 (a)	6,372	6,092
Five Corners Funding Trust II 2.85% 5/15/30 (a)	4,523	4,452
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	2,420	2,504
Principal Financial Group, Inc. 3.7% 5/15/29	2,684	2,857
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	5,020
Unum Group 4% 3/15/24	3,330	3,448
Willis Group North America, Inc. 4.5% 9/15/28	5,500	5,862
		72,546

TOTAL FINANCIALS		760,993

HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,099	4,116
Health Care Providers & Services - 0.8%
Anthem, Inc. 3.35% 12/1/24	4,000	4,113
Centene Corp. 2.45% 7/15/28	4,185	3,942
Cigna Corp. 4.375% 10/15/28	10,724	11,623
Humana, Inc. 1.35% 2/3/27	6,000	5,657
Sabra Health Care LP 3.2% 12/1/31	3,969	3,691
UnitedHealth Group, Inc. 2.75% 2/15/23	684	691
		29,717
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co. 2.9% 7/26/24	6,730	6,887
Elanco Animal Health, Inc. 5.272% 8/28/23 (b)	641	660
Mylan NV 4.55% 4/15/28	9,726	10,366
Viatris, Inc.:
1.65% 6/22/25	443	428
2.7% 6/22/30	3,449	3,220
		21,561

TOTAL HEALTH CARE		55,394

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.9%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	2,162	2,241
BAE Systems PLC 3.4% 4/15/30 (a)	12,082	12,334
The Boeing Co.:
1.167% 2/4/23	5,757	5,734
2.7% 2/1/27	5,000	4,936
5.04% 5/1/27	4,200	4,563
5.15% 5/1/30	4,200	4,639
		34,447
Airlines - 0.5%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	4,689	4,353
Delta Air Lines, Inc.:
2.9% 10/28/24	5,500	5,430
3.8% 4/19/23	2,800	2,821
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	3,524	3,365
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	3,877	3,906
		19,875
Building Products - 0.2%
Carrier Global Corp. 2.493% 2/15/27	6,761	6,726
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2% 6/30/30	5,730	5,217
Machinery - 0.4%
Daimler Trucks Finance North America LLC 2% 12/14/26 (a)	11,537	11,131
Otis Worldwide Corp. 2.056% 4/5/25	5,190	5,151
		16,282
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.7% 2/15/24	2,749	2,664
0.8% 8/18/24	4,123	3,963
2.2% 1/15/27	3,852	3,694
4.25% 2/1/24	2,956	3,052
		13,373
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	7,120	7,056
3.25% 2/15/27 (a)	2,791	2,739
3.625% 5/1/22 (a)	787	788
3.95% 7/1/24 (a)	3,046	3,116
4.375% 5/1/26 (a)	1,023	1,053
5.5% 1/15/26 (a)	1,836	1,955
		16,707

TOTAL INDUSTRIALS		112,627

INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.2% 4/1/24	1,056	1,079
Dell International LLC/EMC Corp. 5.45% 6/15/23	800	833
		1,912
IT Services - 0.2%
The Western Union Co.:
2.85% 1/10/25	1,255	1,271
4.25% 6/9/23	5,500	5,644
		6,915
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. 1.95% 2/15/28 (a)	5,000	4,714
Micron Technology, Inc. 4.185% 2/15/27	6,550	6,917
		11,631
Software - 0.3%
Oracle Corp. 1.65% 3/25/26	3,122	2,991
VMware, Inc.:
1% 8/15/24	6,111	5,934
1.4% 8/15/26	2,683	2,543
		11,468

TOTAL INFORMATION TECHNOLOGY		31,926

MATERIALS - 0.7%
Chemicals - 0.5%
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (a)	1,000	953
1.832% 10/15/27 (a)	5,000	4,727
LYB International Finance III LLC 1.25% 10/1/25	4,817	4,601
The Mosaic Co.:
3.25% 11/15/22	1,917	1,941
4.25% 11/15/23	5,095	5,268
		17,490
Construction Materials - 0.2%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	8,500	9,030

TOTAL MATERIALS		26,520

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Boston Properties, Inc. 3.2% 1/15/25	3,000	3,066
Corporate Office Properties LP 2% 1/15/29	3,626	3,357
Federal Realty Investment Trust 3.95% 1/15/24	7,000	7,204
Hudson Pacific Properties LP 4.65% 4/1/29	6,361	6,913
Kite Realty Group Trust 4% 3/15/25	2,399	2,467
LXP Industrial Trust (REIT) 4.4% 6/15/24	1,190	1,229
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	629	645
4.5% 1/15/25	1,111	1,157
4.5% 4/1/27	12,798	13,509
4.95% 4/1/24	1,104	1,153
5.25% 1/15/26	3,160	3,381
Piedmont Operating Partnership LP 2.75% 4/1/32	752	699
SITE Centers Corp.:
3.625% 2/1/25	1,358	1,392
4.25% 2/1/26	2,246	2,334
Spirit Realty LP 2.1% 3/15/28	4,730	4,453
Ventas Realty LP:
2.5% 9/1/31	5,000	4,720
2.65% 1/15/25	3,986	4,005
3% 1/15/30	2,083	2,061
3.5% 4/15/24	2,379	2,440
4% 3/1/28	1,168	1,241
Vornado Realty LP 2.15% 6/1/26	936	909
Welltower, Inc. 3.625% 3/15/24	2,553	2,622
WP Carey, Inc.:
3.85% 7/15/29	633	667
4.6% 4/1/24	5,173	5,397
		77,021
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,400	4,450
4.1% 10/1/24	377	391
Post Apartment Homes LP 3.375% 12/1/22	1,352	1,364
Sun Communities Operating LP 2.3% 11/1/28	857	810
		7,015

TOTAL REAL ESTATE		84,036

UTILITIES - 2.3%
Electric Utilities - 1.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	6,000	6,238
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	6,000	6,100
Edison International 2.95% 3/15/23	1,206	1,213
Eversource Energy 2.8% 5/1/23	4,679	4,721
FirstEnergy Corp.:
1.6% 1/15/26	578	543
2.05% 3/1/25	3,242	3,153
Florida Power & Light Co. 2.85% 4/1/25	1,499	1,531
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,255
ITC Holdings Corp. 2.7% 11/15/22	3,739	3,770
Pacific Gas & Electric Co. 3.25% 2/16/24	12,000	12,079
Vistra Operations Co. LLC 5% 7/31/27 (a)	9,250	9,319
		49,922
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.:
1.375% 1/15/26	8,000	7,603
3.3% 7/15/25 (a)	6,074	6,103
3.95% 7/15/30 (a)	6,551	6,683
		20,389
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	6,000	6,237
3.7% 7/15/30	467	494
4.05% 4/15/25	5,500	5,798
NiSource, Inc.:
0.95% 8/15/25	2,404	2,271
2.95% 9/1/29	4,000	3,944
Puget Energy, Inc. 3.65% 5/15/25	3,000	3,102
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 2.6189% 5/15/67 (b)(c)	3,383	2,706
		24,552

TOTAL UTILITIES		94,863

TOTAL NONCONVERTIBLE BONDS
(Cost $1,533,151)		1,515,061

U.S. Treasury Obligations - 40.2%
U.S. Treasury Notes:
0.25% 7/31/25	$231,821	$220,755
0.375% 7/15/24 (d)	166,470	161,912
0.625% 7/31/26	41,654	39,666
0.75% 11/15/24	82,554	80,651
0.75% 3/31/26	72,435	69,620
1.125% 8/31/28	352,389	337,245
1.25% 9/30/28	26,718	25,756
1.25% 8/15/31	20,000	18,991
1.375% 10/31/28	14,401	13,987
1.375% 12/31/28	35,000	33,983
1.375% 11/15/31	252,509	242,053
1.5% 1/31/27	41,127	40,642
1.625% 9/30/26	79,554	79,113
1.875% 2/28/27	20,000	20,133
2.125% 5/15/25 (e)	15,773	15,992
3.125% 11/15/28	206,543	223,397
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,664,733)		1,623,896

U.S. Government Agency - Mortgage Securities - 0.9%
Fannie Mae - 0.8%
2.5% 10/1/31 to 1/1/33	5,213	5,280
3% 11/1/32 to 12/1/32	17,989	18,477
3.5% 9/1/34 to 10/1/34	6,299	6,550
4.5% 3/1/39 to 8/1/39	1,498	1,606
5.5% 11/1/34 to 6/1/36	1,370	1,510
6.5% 7/1/32 to 8/1/36	869	985
7% 8/1/25 to 2/1/32	4	4
7.5% 11/1/22 to 8/1/29	22	24

TOTAL FANNIE MAE		34,436

Freddie Mac - 0.1%
5.5% 3/1/34 to 7/1/35	2,339	2,582
7.5% 7/1/27 to 1/1/33	8	8

TOTAL FREDDIE MAC		2,590

Ginnie Mae - 0.0%
7% to 7% 1/15/28 to 11/15/32	765	856
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $37,479)		37,882

Asset-Backed Securities - 8.2%
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (a)	$1,547	$1,370
Series 2019-2 Class A, 3.376% 10/16/39 (a)	2,545	2,392
Series 2021-1A Class A, 2.95% 11/16/41 (a)	3,433	3,242
Series 2021-2A Class A, 2.798% 1/15/47 (a)	6,136	5,944
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	3,166	3,158
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.3189% 7/22/32 (a)(b)(c)	9,560	9,503
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (a)(b)(c)	8,700	8,656
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 1.403% 1/17/32 (a)(b)(c)	11,691	11,688
Ajax Mortgage Loan Trust:
Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	3,148	3,074
Series 2021-C Class A, 2.115% 1/25/61 (a)	2,866	2,835
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	1,097	1,019
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.3089% 4/22/31 (a)(b)(c)	8,301	8,295
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.3119% 2/25/35 (b)(c)	515	515
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (a)	4,453	4,279
Castlelake Aircraft Securitization Trust:
Series 2019-1A Class A, 3.967% 4/15/39 (a)	2,242	2,219
Series 2021-1R Class A, 2.741% 8/15/41 (a)	7,422	7,163
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (a)	11,214	11,191
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.3413% 7/15/33 (a)(b)(c)	9,727	9,667
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.2376% 7/27/30 (a)(b)(c)	9,724	9,629
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	71	71
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (a)	11,870	11,477
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (a)	810	808
Series 2020-2 Class A3, 0.57% 10/23/23 (a)	3,587	3,570
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	355	356
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (a)	7,558	7,670
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (a)(b)(c)	8,325	8,322
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (a)	2,767	2,723
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,254	1,219
John Deere Owner Trust Series 2019-B Class A4, 2.32% 5/15/26	3,098	3,127
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,336	2,348
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 0.970% 1.2376% 7/27/31 (a)(b)(c)	7,153	7,113
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2589% 1/22/31 (a)(b)(c)	6,784	6,754
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	580	588
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	3,800	3,813
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 5.4369% 8/25/34 (b)(c)(f)	186	186
Mortgage Repurchase Agreement Financing Trust Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.6257% 3/10/22 (a)(b)(c)	7,331	7,306
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.2413% 7/17/32 (a)(b)(c)	9,400	9,321
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 1.2796% 5/20/29 (a)(b)(c)	6,988	6,975
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 1.05% 4/15/30 (a)(b)(c)	10,217	10,215
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4319% 1/25/36 (b)(c)	315	315
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (a)(b)	1,658	1,628
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (a)(b)	5,813	5,534
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	5,036	4,827
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	2,861	2,897
1.631% 5/15/51 (a)	15,000	14,430
1.884% 7/15/50 (a)	1,073	1,049
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (a)(b)(c)	7,183	7,157
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 1.2613% 1/15/34 (a)(b)(c)	10,048	9,989
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.4287% 11/18/30 (a)(b)(c)	9,061	9,009
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.1713% 7/15/30 (a)(b)(c)	11,039	10,968
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0469% 9/25/34 (b)(c)	145	143
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	2,018	1,991
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	2,911	2,824
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.776% 4/6/42 (a)(b)(c)	1,745	1,292
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	176	175
Series 2021-3 Class A, 0.83% 7/20/31 (a)	5,236	5,187
Series 2021-4 Class A, 0.84% 9/20/31 (a)	7,609	7,494
Series 2021-5 Class A, 1.31% 11/20/31 (a)	10,033	9,915
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	1,719	1,696
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	6,282	6,163
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (a)(b)	8,373	8,372
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	9,197	8,913
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.1913% 4/17/30 (a)(b)(c)	9,100	9,068
TOTAL ASSET-BACKED SECURITIES
(Cost $334,396)		330,837

Collateralized Mortgage Obligations - 3.3%
Private Sponsor - 3.2%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (a)	7,716	7,544
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (a)	3,975	3,975
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (a)	3,439	3,404
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (a)	13,925	14,119
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (a)(b)	3,324	3,299
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	1,843	1,832
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	2,453	2,440
Series 2021-HB7 Class A, 1.1512% 10/27/31 (a)	3,080	3,048
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (a)	1,195	1,190
CSMC Trust sequential payer:
Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	981	973
Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (a)	11,305	11,002
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.5998% 11/25/24 (a)(b)	10,610	10,610
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (a)	4,679	4,582
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69(a)(b)	6,036	6,059
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (a)(b)	8,589	8,471
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 0.6257% 9/10/22 (a)(b)(c)	10,000	9,988
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	1,667	1,701
Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	1,430	1,462
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (a)	2,705	2,647
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (a)	244	244
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (a)(b)	7,847	7,801
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (a)(b)	7,730	7,526
Series 2021-2 Class A1, 2.115% 3/25/26 (a)	6,115	6,009
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (a)	1,245	1,216
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (a)	5,533	5,547
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (a)	5,695	5,631
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (b)(c)	2	2

TOTAL PRIVATE SPONSOR		132,322

U.S. Government Agency - 0.1%
Fannie Mae Series 2013-16 Class GP, 3% 3/25/33	2,553	2,595
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	396	420

TOTAL U.S. GOVERNMENT AGENCY		3,015

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $136,823)		135,337

Commercial Mortgage Securities - 8.2%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.25% 1/15/39 (a)(b)(c)	2,450	2,429
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,776	1,767
BANK:
sequential payer:
Series 2018-BN14 Class ASB, 4.185% 9/15/60	6,500	6,920
Series 2018-BN15 Class ASB, 4.285% 11/15/61	4,000	4,266
Series 2021-BN33 Class XA, 1.0613% 5/15/64 (b)(g)	19,011	1,404
Barclays Commercial Mortgage Securities LLC sequential payer Series 2019-C5 Class ASB, 2.99% 11/15/52	5,500	5,592
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 0.99% 6/15/38 (a)(b)(c)	12,200	12,020
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	3,245	3,326
Series 2019-B12 Class XA, 1.0615% 8/15/52 (b)(g)	25,398	1,399
Series 2019-B14 Class XA, 0.7822% 12/15/62 (b)(g)	24,864	1,044
Series 2020-B17 Class XA, 1.418% 3/15/53 (b)(g)	49,071	3,854
Series 2020-B19 Class XA, 1.775% 9/15/53 (b)(g)	32,494	3,226
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.241% 11/15/28 (a)(b)(c)	770	764
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.941% 9/15/26 (a)(b)(c)	4,820	4,727
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 0.8811% 10/15/36 (a)(b)(c)	4,534	4,432
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.8433% 5/15/38 (a)(b)(c)	3,600	3,524
Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.0629% 2/15/39 (a)(b)(c)	6,222	6,160
floater sequential payer Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.191% 11/15/32 (a)(b)(c)	1,867	1,855
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.042% 11/15/38 (a)(b)(c)	4,495	4,447
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.8269% 10/15/26 (a)(b)(c)	4,208	4,113
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.8911% 1/15/34 (a)(b)(c)	1,592	1,553
Series 2021-SOAR Class A, 0.861% 6/15/38 (a)(b)	4,072	3,980
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.111% 10/15/36 (a)(b)(c)	4,129	4,111
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	2,500	2,548
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	6,456	6,246
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	4,640	4,416
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.1411% 11/15/36 (a)(b)(c)	1,328	1,311
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (a)(b)(c)	4,225	4,178
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (a)(b)(c)	2,645	2,600
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	5,119	5,142
Series 2014-GC23 Class A3, 3.356% 7/10/47	2,919	2,949
Series 2016-GC37 Class AAB, 3.098% 4/10/49	827	841
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	1,527	1,543
Series 2013-CR13 Class AM, 4.449% 11/10/46	7,664	7,884
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,027	1,029
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	1,463	1,428
Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,869	1,879
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,393	3,425
Series 2020-C19 Class ASB, 2.5501% 3/15/53	18,998	19,007
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38 (a)(b)(c)	6,258	6,129
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (a)(b)(c)	1,978	1,959
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.141% 10/15/36 (a)(b)(c)	2,616	2,588
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	1,091	1,107
Series 2011-GC5 Class A/S, 5.1577% 8/10/44 (a)(b)	6,039	6,054
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,640	4,667
Series 2013-GC13 Class A/S, 4.0643% 7/10/46 (a)(b)	13,365	13,648
Series 2013-GC16 Class A/S, 4.649% 11/10/46	13,383	13,786
Series 2015-GC30 Class A/S, 3.777% 5/10/50	653	667
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C22 Class A4, 3.8012% 9/15/47	4,345	4,473
Series 2015-C29 Class A4, 3.6108% 5/15/48	15,686	16,112
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	8,844	8,858
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.191% 9/15/29 (a)(b)(c)	2,160	2,138
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	2,059	2,071
Series 2013-C10 Class A5, 3.1425% 12/15/47	2,434	2,452
Series 2013-C16 Class A/S, 4.5169% 12/15/46	4,102	4,221
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,021	1,025
Series 2018-AON Class D, 4.6132% 7/5/31 (a)(b)	5,354	5,430
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	3,141	3,207
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (a)(b)(c)	3,450	3,381
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 7/15/38 (a)(b)(c)	2,106	2,061
Morgan Stanley BAML Trust:
sequential payer Series 2013-C11 Class A4, 4.1509% 8/15/46 (b)	1,650	1,677
Series 2014-C17 Class ASB, 3.477% 8/15/47	2,355	2,388
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,880	3,890
Series 2021-L6 Class XA, 1.2365% 6/15/54 (b)(g)	6,763	544
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 0.675% 10/15/36 (a)(b)(c)	9,890	9,503
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (a)(b)(c)	4,211	4,127
UBS Commercial Mortgage Trust:
sequential payer:
Series 2018-C8 Class ASB, 3.903% 2/15/51	4,290	4,482
Series 2019-C17 Class ASB, 2.8655% 10/15/52	11,900	12,092
Series 2017-C7 Class XA, 1.0116% 12/15/50 (b)(g)	90,103	3,989
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	3,400	3,420
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	2,027	1,889
Series 2020-LAB Class X, 0.4294% 10/10/42 (a)(b)(g)	91,771	2,935
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2017-C41 Class ASB, 3.39% 11/15/50	500	514
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,355	3,430
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2012-C9 Class A3, 2.87% 11/15/45	2,758	2,764
Series 2013-C11 Class ASB, 2.63% 3/15/45	1,504	1,511
Series 2013-C12 Class A4, 3.198% 3/15/48	3,753	3,778
Series 2014-C25 Class A5, 3.631% 11/15/47	10,000	10,277
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $341,363)		332,583

Municipal Securities - 0.1%
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,548
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,867
TOTAL MUNICIPAL SECURITIES
(Cost $5,329)		5,415

Foreign Government and Government Agency Obligations - 0.2%
United Mexican States:
3.25% 4/16/30	3,615	3,512
3.5% 2/12/34	3,000	2,811
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,583)		6,323

Bank Notes - 0.3%
First Citizens Bank & Trust Co. 2.969% 9/27/25 (b)	6,740	6,810
Truist Bank 2.75% 5/1/23	4,300	4,350
TOTAL BANK NOTES
(Cost $11,038)		11,160
	Shares	Value (000s)

Fixed-Income Funds - 0.0%
Fidelity Specialized High Income Central Fund(h)
(Cost $44)	439	40

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.07% (i)	15,592,491	15,596
Fidelity Securities Lending Cash Central Fund 0.07% (i)(j)	23,056,774	23,059
TOTAL MONEY MARKET FUNDS
(Cost $38,655)		38,655
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,109,594)		4,037,189
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,295
NET ASSETS - 100%		$4,041,484

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	328	June 2022	$70,594	$225	$225
CBOT 5-Year U.S. Treasury Note Contracts (United States)	732	June 2022	86,582	542	542
TOTAL FUTURES CONTRACTS					$767

The notional amount of futures purchased as a percentage of Net Assets is 3.8%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $983,309,000 or 24.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,109,000.

 (f) Level 3 security

 (g) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$77,318	$712,603	$774,325	$13	$--	$--	$15,596	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	--	974,901	951,842	37	--	--	23,059	0.1%
Fidelity Specialized High Income Central Fund	42	3	--	2	--	(5)	40	0.0%
Total	$77,360	$1,687,507	$1,726,167	$52	$--	$(5)	$38,695

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,515,061	$--	$1,515,061	$--
U.S. Government and Government Agency Obligations	1,623,896	--	1,623,896	--
U.S. Government Agency - Mortgage Securities	37,882	--	37,882	--
Asset-Backed Securities	330,837	--	330,651	186
Collateralized Mortgage Obligations	135,337	--	135,337	--
Commercial Mortgage Securities	332,583	--	332,583	--
Municipal Securities	5,415	--	5,415	--
Foreign Government and Government Agency Obligations	6,323	--	6,323	--
Bank Notes	11,160	--	11,160	--
Fixed-Income Funds	40	40	--	--
Money Market Funds	38,655	38,655	--	--
Total Investments in Securities:	$4,037,189	$38,695	$3,998,308	$186
Derivative Instruments:
Assets
Futures Contracts	$767	$767	$--	$--
Total Assets	$767	$767	$--	$--
Total Derivative Instruments:	$767	$767	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$767	$0
Total Interest Rate Risk	767	0
Total Value of Derivatives	$767	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.6%
Cayman Islands	4.1%
United Kingdom	3.3%
Japan	1.4%
Others (Individually Less Than 1%)	5.6%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,664) — See accompanying schedule: Unaffiliated issuers (cost $4,070,895)	$3,998,494
Fidelity Central Funds (cost $38,699)	38,695
Total Investment in Securities (cost $4,109,594)		$4,037,189
Receivable for investments sold		85,295
Receivable for fund shares sold		2,074
Interest receivable		17,743
Distributions receivable from Fidelity Central Funds		3
Receivable for daily variation margin on futures contracts		848
Other receivables		42
Total assets		4,143,194
Liabilities
Payable to custodian bank	$37
Payable for investments purchased	73,099
Payable for fund shares redeemed	3,325
Distributions payable	311
Accrued management fee	997
Other affiliated payables	516
Other payables and accrued expenses	366
Collateral on securities loaned	23,059
Total liabilities		101,710
Net Assets		$4,041,484
Net Assets consist of:
Paid in capital		$4,111,103
Total accumulated earnings (loss)		(69,619)
Net Assets		$4,041,484
Net Asset Value, offering price and redemption price per share ($4,041,484 ÷ 375,486 shares)		$10.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$38,101
Income from Fidelity Central Funds (including $37 from security lending)		51
Total income		38,152
Expenses
Management fee	$5,985
Transfer agent fees	2,019
Fund wide operations fee	1,074
Independent trustees' fees and expenses	6
Total expenses before reductions	9,084
Total expenses after reductions		9,084
Net investment income (loss)		29,068
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,082
Futures contracts	(2,348)
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		1,735
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(167,822)
Fidelity Central Funds	(5)
Futures contracts	746
Total change in net unrealized appreciation (depreciation)		(167,081)
Net gain (loss)		(165,346)
Net increase (decrease) in net assets resulting from operations		$(136,278)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,068	$59,537
Net realized gain (loss)	1,735	18,401
Change in net unrealized appreciation (depreciation)	(167,081)	(48,562)
Net increase (decrease) in net assets resulting from operations	(136,278)	29,376
Distributions to shareholders	(39,520)	(119,135)
Share transactions
Proceeds from sales of shares	692,222	1,822,393
Reinvestment of distributions	36,622	110,502
Cost of shares redeemed	(425,989)	(886,904)
Net increase (decrease) in net assets resulting from share transactions	302,855	1,045,991
Total increase (decrease) in net assets	127,057	956,232
Net Assets
Beginning of period	3,914,427	2,958,195
End of period	$4,041,484	$3,914,427
Other Information
Shares
Sold	62,794	161,538
Issued in reinvestment of distributions	3,324	9,760
Redeemed	(38,792)	(78,528)
Net increase (decrease)	27,326	92,770

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$11.58	$11.16	$10.58	$10.95	$11.07
Income from Investment Operations
Net investment income (loss)A,B	.079	.199	.267	.292	.263	.261
Net realized and unrealized gain (loss)	(.451)	(.102)	.413	.560	(.380)	(.142)
Total from investment operations	(.372)	.097	.680	.852	(.117)	.119
Distributions from net investment income	(.085)	(.196)	(.260)	(.272)	(.253)	(.239)
Distributions from net realized gain	(.023)	(.241)	–	–	–	–
Total distributions	(.108)	(.437)	(.260)	(.272)	(.253)	(.239)
Net asset value, end of period	$10.76	$11.24	$11.58	$11.16	$10.58	$10.95
Total ReturnC,D	(3.33)%	.86%	6.18%	8.18%	(1.07)%	1.11%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.45%G	1.76%	2.37%	2.72%	2.46%	2.40%
Supplemental Data
Net assets, end of period (in millions)	$4,041	$3,914	$2,958	$2,717	$2,719	$3,065
Portfolio turnover rateH	72%G	102%	99%	34%	49%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Intermediate Bond Fund	$42

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred Trustee compensation and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$29,471
Gross unrealized depreciation	(99,119)
Net unrealized appreciation (depreciation)	$(69,648)
Tax cost	$4,107,604

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Bond Fund	650,880	278,603

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Intermediate Bond Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Intermediate Bond Fund	$4	$–	$–

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Intermediate Bond Fund	23%

10. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Intermediate Bond Fund	.45%
Actual		$1,000.00	$966.70	$2.19
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales group structure competitive median and below the ASPG competitive median for 2020.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IBF-SANN-0422
1.538685.124

Fidelity® Short-Term Bond Fund

Semi-Annual Report

February 28, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	27.0%
AAA	18.6%
AA	2.3%
A	21.9%
BBB	21.9%
BB and Below	1.0%
Not Rated	4.9%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	45.4%
U.S. Government and U.S. Government Agency Obligations	27.0%
Asset-Backed Securities	14.8%
CMOs and Other Mortgage Related Securities	10.0%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 18.8%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.4%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 0.9% 3/25/24	$10,610	$10,427
NTT Finance Corp.:
0.373% 3/3/23 (a)	8,340	8,251
0.583% 3/1/24 (a)	3,469	3,369
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5491% 3/22/24 (b)(c)	5,170	5,183
0.75% 3/22/24	3,860	3,778
		31,008
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	10,981	11,061
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	7,030	7,227

TOTAL COMMUNICATION SERVICES		49,296

CONSUMER DISCRETIONARY - 2.2%
Automobiles - 1.9%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	12,171	12,397
Daimler Finance North America LLC 0.75% 3/1/24 (a)	8,516	8,296
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (b)(c)	10,000	10,094
1.05% 3/8/24	1,943	1,893
1.25% 1/8/26	6,779	6,397
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (a)	8,525	8,348
2.9% 5/13/22 (a)	3,439	3,452
3.125% 5/12/23 (a)	5,897	5,982
		56,859
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	4,784	4,703
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp. 2.05% 4/23/22	4,690	4,698

TOTAL CONSUMER DISCRETIONARY		66,260

CONSUMER STAPLES - 2.5%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	10,000	9,752
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	1,562	1,549
0.8% 2/10/24 (a)	1,912	1,866
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (a)	7,661	7,373
		10,788
Food Products - 0.4%
Conagra Brands, Inc. 0.5% 8/11/23	5,758	5,644
JDE Peet's BV 0.8% 9/24/24 (a)	6,779	6,493
		12,137
Tobacco - 1.4%
Altria Group, Inc. 2.35% 5/6/25	1,269	1,265
BAT Capital Corp. 3.222% 8/15/24	6,714	6,794
BAT International Finance PLC 1.668% 3/25/26	6,714	6,376
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	7,381	7,463
3.75% 7/21/22 (a)	6,086	6,111
Philip Morris International, Inc.:
1.125% 5/1/23	5,988	5,967
2.875% 5/1/24	6,658	6,788
		40,764

TOTAL CONSUMER STAPLES		73,441

ENERGY - 3.4%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 1.231% 12/15/23	1,575	1,559
Oil, Gas & Consumable Fuels - 3.3%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,512	4,431
Chevron Corp. 1.141% 5/11/23	6,298	6,275
ConocoPhillips Co. 2.4% 3/7/25 (d)	2,991	2,994
Enbridge, Inc.:
0.55% 10/4/23	10,000	9,788
2.15% 2/16/24	1,167	1,169
2.5% 2/14/25	1,218	1,222
Energy Transfer LP:
3.6% 2/1/23	3,816	3,856
4.2% 9/15/23	1,944	1,999
4.25% 3/15/23	5,208	5,308
Equinor ASA 1.75% 1/22/26	1,409	1,382
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,732	3,800
Kinder Morgan, Inc. 3.15% 1/15/23	6,421	6,495
MPLX LP:
1.75% 3/1/26	10,071	9,652
4.5% 7/15/23	1,148	1,179
Occidental Petroleum Corp. 2.9% 8/15/24	2,755	2,758
Phillips 66 Co.:
0.9% 2/15/24	8,080	7,938
3.7% 4/6/23	5,512	5,631
3.85% 4/9/25	8,057	8,373
Pioneer Natural Resources Co. 0.55% 5/15/23	6,522	6,438
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	6,302	6,302
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 1.8444% 1/13/23 (b)(c)	2,561	2,551
		99,541

TOTAL ENERGY		101,100

FINANCIALS - 25.0%
Banks - 13.5%
Bank of America Corp.:
0.81% 10/24/24 (b)	7,030	6,861
0.976% 4/22/25 (b)	8,000	7,753
1.843% 2/4/25 (b)	10,000	9,903
3.004% 12/20/23 (b)	8,790	8,868
Bank of Nova Scotia 0.8% 6/15/23	11,078	10,953
Barclays PLC:
1.007% 12/10/24 (b)	4,487	4,373
2.852% 5/7/26 (b)	4,878	4,876
4.338% 5/16/24 (b)	7,085	7,281
BNP Paribas SA 3.5% 3/1/23 (a)	15,640	15,890
BPCE SA 1.625% 1/14/25 (a)	9,500	9,324
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	7,225	7,102
0.95% 6/23/23	16,765	16,590
Citigroup, Inc.:
0.981% 5/1/25 (b)	4,488	4,359
2.014% 1/25/26 (b)	8,000	7,874
3.106% 4/8/26 (b)	6,714	6,802
Danske Bank A/S 3.875% 9/12/23 (a)	7,592	7,773
DNB Bank ASA 0.856% 9/30/25 (a)(b)	10,000	9,669
HSBC Holdings PLC:
0.976% 5/24/25 (b)	8,400	8,119
1.162% 11/22/24 (b)	8,100	7,923
1.645% 4/18/26 (b)	6,806	6,561
3.95% 5/18/24 (b)	5,000	5,111
Intesa Sanpaolo SpA:
3.125% 7/14/22 (a)	5,000	5,026
3.25% 9/23/24 (a)	10,000	10,109
JPMorgan Chase & Co.:
0.824% 6/1/25 (b)	6,568	6,355
1.514% 6/1/24 (b)	13,972	13,918
Lloyds Banking Group PLC 0.695% 5/11/24 (b)	5,464	5,378
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	8,059	7,910
0.953% 7/19/25 (b)	7,000	6,760
0.962% 10/11/25 (b)	8,775	8,451
2.193% 2/25/25	9,124	9,050
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	4,265	4,178
2.651% 5/22/26 (b)	6,307	6,308
National Bank of Canada 0.55% 11/15/24 (b)	3,356	3,274
NatWest Group PLC:
2.359% 5/22/24 (b)	5,310	5,322
3.875% 9/12/23	14,202	14,545
NatWest Markets PLC 0.8% 8/12/24 (a)	4,320	4,142
PNC Bank NA 2.5% 8/27/24	6,217	6,279
Rabobank Nederland 3.95% 11/9/22	6,339	6,456
Regions Financial Corp. 2.25% 5/18/25	3,950	3,957
Royal Bank of Canada:
1.6% 4/17/23	6,714	6,721
2.55% 7/16/24	8,572	8,664
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	7,230	7,370
Societe Generale:
2.226% 1/21/26 (a)(b)	10,000	9,768
2.625% 10/16/24 (a)	1,249	1,244
3.875% 3/28/24 (a)	4,871	4,995
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	804	784
Svenska Handelsbanken AB 0.625% 6/30/23 (a)	10,340	10,212
Synovus Financial Corp. 3.125% 11/1/22	9,230	9,286
The Toronto-Dominion Bank 0.75% 6/12/23	16,785	16,608
Wells Fargo & Co.:
1.654% 6/2/24 (b)	8,218	8,189
2.164% 2/11/26 (b)	20,142	19,897
		405,121
Capital Markets - 5.5%
Credit Suisse AG:
0.495% 2/2/24	8,000	7,746
0.52% 8/9/23	7,000	6,870
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,427	2,353
0.962% 11/8/23	5,352	5,253
1.447% 4/1/25 (b)	5,743	5,607
2.129% 11/24/26 (b)	5,000	4,814
2.222% 9/18/24 (b)	20,476	20,427
Goldman Sachs Group, Inc.:
0.523% 3/8/23	6,650	6,603
0.627% 11/17/23 (b)	7,000	6,942
0.657% 9/10/24 (b)	10,000	9,763
1.757% 1/24/25 (b)	10,000	9,888
2.905% 7/24/23 (b)	6,572	6,606
Intercontinental Exchange, Inc. 0.7% 6/15/23	6,998	6,914
Morgan Stanley:
0.529% 1/25/24 (b)	7,459	7,372
0.731% 4/5/24 (b)	7,335	7,234
0.79% 5/30/25 (b)	8,500	8,196
3.737% 4/24/24 (b)	12,548	12,782
4% 7/23/25	6,714	7,032
UBS AG London Branch:
0.375% 6/1/23 (a)	7,843	7,725
1.375% 1/13/25 (a)	5,623	5,498
UBS Group AG 1.008% 7/30/24 (a)(b)	8,398	8,278
		163,903
Consumer Finance - 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 0.7292% 9/29/23 (b)(c)	7,000	6,981
1.15% 10/29/23	7,000	6,838
1.65% 10/29/24	7,750	7,521
1.75% 1/30/26	5,724	5,423
4.125% 7/3/23	2,487	2,543
4.875% 1/16/24	2,014	2,090
Ally Financial, Inc.:
3.05% 6/5/23	5,730	5,798
5.125% 9/30/24	6,284	6,659
Capital One Financial Corp.:
1.343% 12/6/24 (b)	6,500	6,402
2.6% 5/11/23	4,486	4,524
Ford Motor Credit Co. LLC:
3.087% 1/9/23	6,821	6,864
4.14% 2/15/23	3,615	3,656
Hyundai Capital America 1% 9/17/24 (a)	7,995	7,688
Synchrony Financial:
4.25% 8/15/24	9,435	9,778
4.375% 3/19/24	8,076	8,351
		91,116
Diversified Financial Services - 1.3%
Athene Global Funding:
0.95% 1/8/24 (a)	7,220	7,056
1% 4/16/24 (a)	7,000	6,816
1.716% 1/7/25 (a)	6,500	6,341
Equitable Holdings, Inc. 3.9% 4/20/23	408	417
GA Global Funding Trust 1.25% 12/8/23 (a)	8,200	8,050
Jackson Financial, Inc. 1.125% 11/22/23 (a)	8,613	8,473
USAA Capital Corp. 1.5% 5/1/23 (a)	1,377	1,375
		38,528
Insurance - 1.7%
American International Group, Inc. 2.5% 6/30/25	6,714	6,744
Equitable Financial Life Global Funding:
0.5% 11/17/23 (a)	10,000	9,789
1.1% 11/12/24 (a)	8,150	7,876
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	3,527	3,351
Metropolitan Life Global Funding I 0.9% 6/8/23 (a)	5,675	5,631
Pacific Life Global Funding II 1.2% 6/24/25 (a)	5,535	5,345
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.499% 4/12/24 (a)(b)(c)	3,616	3,623
Protective Life Global Funding 0.502% 4/12/23 (a)	8,500	8,393
		50,752

TOTAL FINANCIALS		749,420

HEALTH CARE - 2.8%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22	8,775	8,829
2.9% 11/6/22	5,000	5,050
		13,879
Health Care Providers & Services - 1.1%
Anthem, Inc.:
0.45% 3/15/23	9,394	9,294
3.125% 5/15/22	7,314	7,348
Cigna Corp.:
0.613% 3/15/24	1,965	1,915
3.05% 11/30/22	5,040	5,103
Humana, Inc. 0.65% 8/3/23	8,872	8,733
		32,393
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc. 0.85% 9/15/24	8,310	8,017
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	8,500	8,302
		16,319
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC 0.7% 5/28/24	6,275	6,108
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	6,748	7,087
Mylan NV 3.125% 1/15/23 (a)	6,478	6,542
		19,737

TOTAL HEALTH CARE		82,328

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	5,877	5,853
1.95% 2/1/24	3,500	3,486
4.875% 5/1/25	4,713	5,010
		14,349
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	7,598	7,502
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	10,000	9,431
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (a)	5,142	5,027
Machinery - 0.1%
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (a)	2,657	2,606
Road & Rail - 0.4%
Canadian Pacific Railway Co. 1.35% 12/2/24	12,296	11,996
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	2,930	2,839
0.8% 8/18/24	3,717	3,573
International Lease Finance Corp. 5.875% 8/15/22	7,230	7,370
		13,782
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	972	974

TOTAL INDUSTRIALS		65,667

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 5.45% 6/15/23	2,804	2,919
IT Services - 0.4%
PayPal Holdings, Inc. 1.35% 6/1/23	3,364	3,353
The Western Union Co.:
2.85% 1/10/25	1,585	1,605
4.25% 6/9/23	6,025	6,182
		11,140
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.2992% 10/1/24 (b)(c)	4,150	4,149
Microchip Technology, Inc. 0.983% 9/1/24 (a)	4,231	4,071
		8,220
Software - 0.4%
VMware, Inc.:
0.6% 8/15/23	8,000	7,855
1% 8/15/24	5,608	5,446
		13,301
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	7,175	7,128

TOTAL INFORMATION TECHNOLOGY		42,708

MATERIALS - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	4,034	4,106
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	1,266	1,262
The Mosaic Co. 3.25% 11/15/22	2,280	2,308
Westlake Corp. 0.875% 8/15/24	2,556	2,478
		10,154
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	2,980	2,852
Crown Castle International Corp. 1.35% 7/15/25	700	672
Welltower, Inc. 3.625% 3/15/24	3,276	3,365
		6,889
UTILITIES - 3.7%
Electric Utilities - 2.3%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.7028% 6/15/23 (a)(b)(c)	6,835	6,831
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2993% 6/10/23 (b)(c)	6,139	6,125
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 8/15/23 (b)(c)	10,000	9,985
Exelon Corp. 3.497% 6/1/22 (b)	6,360	6,380
FirstEnergy Corp.:
1.6% 1/15/26	747	702
2.05% 3/1/25	4,143	4,029
Florida Power & Light Co. 2.85% 4/1/25	1,893	1,933
ITC Holdings Corp. 2.7% 11/15/22	4,592	4,630
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.7496% 2/22/23 (b)(c)	10,375	10,364
0.65% 3/1/23	6,780	6,715
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.4698% 9/28/23 (b)(c)	3,666	3,656
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 0.4195% 5/10/23 (b)(c)	6,389	6,384
0.6% 2/26/24	3,086	2,993
		70,727
Gas Utilities - 0.7%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.5783% 3/9/23 (b)(c)	5,299	5,294
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6733% 3/2/23 (b)(c)	4,082	4,082
Dominion Gas Holdings LLC 2.5% 11/15/24	1,475	1,476
ONE Gas, Inc. 0.85% 3/11/23	10,000	9,916
		20,768
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	3,897	3,758
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.6995% 5/13/24 (b)(c)	5,926	5,927
DTE Energy Co. 2.25% 11/1/22	8,094	8,142
NiSource, Inc. 0.95% 8/15/25	2,976	2,812
		16,881

TOTAL UTILITIES		112,134

TOTAL NONCONVERTIBLE BONDS
(Cost $1,375,975)		1,359,397

U.S. Treasury Obligations - 25.9%
U.S. Treasury Notes:
0.25% 5/15/24 (e)	$350,936	$341,189
0.25% 7/31/25 (e)	127,140	121,071
0.375% 8/15/24 (f)	50,000	48,563
0.375% 4/30/25	140,699	135,099
2.375% 8/15/24	128,943	131,411
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $797,300)		777,333

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.3%
4.5% 3/1/39 to 9/1/49	7,479	8,020
5.5% 11/1/34	1,443	1,590
7.5% 11/1/31	0	0

TOTAL FANNIE MAE		9,610

Freddie Mac - 0.2%
3% 2/1/34	4,759	4,893
8.5% 5/1/26 to 7/1/28	25	27

TOTAL FREDDIE MAC		4,920

Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	176	195
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $14,739)		14,725

Asset-Backed Securities - 14.8%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	$1,058	$1,055
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.3189% 7/22/32 (a)(b)(c)	8,770	8,717
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (a)(b)(c)	8,883	8,838
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 1.403% 1/17/32 (a)(b)(c)	5,000	4,999
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	3,112	3,038
American Express Credit Account Master Trust Series 2021-1 Class A, 0.9% 11/15/26	9,780	9,567
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	7,993	7,850
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.3089% 4/22/31 (a)(b)(c)	7,663	7,658
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	9,973	9,740
Series 2021-A1 Class A1, 0.44% 9/15/26	9,066	8,814
Capital One Multi-Asset Execution Trust Series 2021-A3 Class A3, 1.04% 11/15/26	9,890	9,678
CarMax Auto Owner Trust:
Series 2018-4 Class A3, 3.36% 9/15/23	633	636
Series 2020-4 Class A3, 0.5% 8/15/25	5,144	5,082
Series 2021-1 Class A3, 0.34% 12/15/25	5,009	4,908
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	7,076	6,982
Series 2021-P3 Class A3, 0.7% 11/10/26	6,606	6,441
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (a)(b)(c)	2,196	2,182
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.3413% 7/15/33 (a)(b)(c)	9,276	9,219
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.2376% 7/27/30 (a)(b)(c)	8,450	8,368
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (a)	1,323	1,327
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	600	601
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.6869% 7/25/34 (b)(c)	143	141
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (a)	1,042	1,040
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	924	924
Class A3, 0.57% 10/23/23 (a)	3,903	3,885
Series 2021-1 Class A3, 0.43% 5/22/26 (a)	3,229	3,187
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	9,839	9,534
Series 2022-A1 Class A1, 1.96% 2/16/27	4,911	4,922
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	458	458
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (a)	6,065	6,003
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (a)	4,662	4,589
Drive Auto Receivables Trust Series 2021-2 Class A2, 0.36% 5/15/24	4,790	4,781
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (a)(b)(c)	8,070	8,067
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	4,683	4,697
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	5,782	5,725
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	2,571	2,536
Series 2021-2 Class A2, 0.48% 5/20/27 (a)	7,441	7,282
Exeter Automobile Receivables Trust:
Series 2021-2A Class A3, 0.3% 10/15/24	2,959	2,954
Series 2021-3A Class A2, 0.34% 1/16/24	2,168	2,167
Ford Credit Auto Owner Trust Series 2019-A Class A3, 2.78% 9/15/23	358	359
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,164	11,963
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	6,015	5,936
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (a)	3,218	3,167
Series 2020-2 Class A, 0.69% 10/15/25 (a)	6,742	6,638
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	6,571	6,488
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,892	2,907
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2589% 1/22/31 (a)(b)(c)	6,559	6,530
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (a)	3,053	3,040
Series 2021-3A Class A, 0.65% 12/15/31 (a)	3,071	3,048
Series 2022-1A Class A, 1.36% 4/15/32 (a)	6,109	6,104
Mercedes-Benz Auto Lease Trust Series 2019-B Class A3, 2% 10/17/22	416	417
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	4,853	4,870
Mortgage Repurchase Agreement Financing Trust Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.6257% 3/10/22 (a)(b)(c)	7,078	7,053
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.2413% 7/17/32 (a)(b)(c)	8,390	8,320
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (a)	8,012	7,788
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 1.2796% 5/20/29 (a)(b)(c)	6,733	6,721
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 1.05% 4/15/30 (a)(b)(c)	7,710	7,708
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4319% 1/25/36 (b)(c)	241	241
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (a)(b)	1,375	1,350
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (a)(b)	5,138	4,892
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	5,530	5,477
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (a)	7,455	7,352
Series 2021-A Class A3, 0.51% 7/22/24 (a)	4,381	4,318
Securitized Term Auto Receivables Trust Series 2019-1A Class A3, 2.986% 2/27/23 (a)	107	107
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.7528% 12/15/25 (a)(b)(c)	2,312	2,310
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (a)(b)(c)	6,342	6,319
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 1.2613% 1/15/34 (a)(b)(c)	8,047	8,000
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.4287% 11/18/30 (a)(b)(c)	8,844	8,794
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.1713% 7/15/30 (a)(b)(c)	9,268	9,209
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0469% 9/25/34 (b)(c)	177	175
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (a)	3,853	3,837
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (a)	6,423	6,289
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	4,906	4,795
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.776% 4/6/42 (a)(b)(c)	261	193
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	181	180
Series 2021-2 Class A, 0.91% 6/20/31 (a)	2,889	2,869
Series 2021-3 Class A, 0.83% 7/20/31 (a)	4,810	4,765
Series 2021-4 Class A, 0.84% 9/20/31 (a)	6,395	6,298
Series 2021-5 Class A, 1.31% 11/20/31 (a)	7,273	7,188
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	1,821	1,796
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	6,116	6,000
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (a)(b)	7,528	7,527
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	6,240	6,064
Series 2021-2 Class A, 0.99% 4/20/28	8,190	8,010
Volkswagen Auto Lease Trust Series 2019-A Class A3, 1.99% 11/21/22	465	465
Volvo Financial Equipment LLC Series 2019-1A Class A3, 3% 3/15/23 (a)	11	11
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.1913% 4/17/30 (a)(b)(c)	9,231	9,198
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 0.4507% 8/20/29 (a)(b)(c)	5,960	5,951
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	4,281	4,244
TOTAL ASSET-BACKED SECURITIES
(Cost $446,748)		441,873

Collateralized Mortgage Obligations - 4.0%
Private Sponsor - 3.5%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (a)	5,996	5,863
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	1,704	1,680
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (a)(b)	2,605	2,585
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	1,897	1,885
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	2,074	2,063
Series 2021-HB7 Class A, 1.1512% 10/27/31 (a)	2,403	2,378
CSMC Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (a)	7,783	7,574
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.5998% 11/25/24 (a)(b)	7,500	7,500
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (a)	3,647	3,572
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.9476% 8/25/60 (a)(b)(c)	396	396
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	7,482	7,511
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (a)(b)	6,879	6,785
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 0.6257% 9/10/22 (a)(b)(c)	11,000	10,986
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (a)	2,359	2,308
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (a)	3,325	3,319
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (a)(b)	6,192	6,156
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (a)(b)	6,490	6,319
Series 2021-2 Class A1, 2.115% 3/25/26 (a)	5,351	5,258
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (a)	1,134	1,107
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (a)	4,148	4,158
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (a)	4,561	4,510
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (b)(c)	2	2
Silverstone Master Issuer PLC floater Series 2022-1A Class 1A, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.42% 1/21/70 (a)(b)(c)	12,000	11,980

TOTAL PRIVATE SPONSOR		105,895

U.S. Government Agency - 0.5%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.4869% 5/25/45 (b)(c)	3,569	3,580
sequential payer Series 2001-40 Class Z, 6% 8/25/31	67	71
Series 2016-27:
Class HK, 3% 1/25/41	3,573	3,656
Class KG, 3% 1/25/40	1,637	1,675
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.5369% 7/25/46 (b)(c)	4,222	4,246
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	141	142
Series 2015-4437 Class DE, 2% 10/15/32	187	187
Series 3949 Class MK, 4.5% 10/15/34	400	425

TOTAL U.S. GOVERNMENT AGENCY		13,982

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $120,906)		119,877

Commercial Mortgage Securities - 6.6%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.25% 1/15/39 (a)(b)(c)	1,838	1,822
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	2,246	2,234
Benchmark Mortgage Trust:
sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	6,506	6,371
Series 2018-B7 Class A1, 3.436% 5/15/53	1,443	1,457
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.941% 9/15/26 (a)(b)(c)	4,272	4,189
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 0.8811% 10/15/36 (a)(b)(c)	3,704	3,621
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.8433% 5/15/38 (a)(b)(c)	3,400	3,328
Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.0629% 2/15/39 (a)(b)(c)	4,668	4,621
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.042% 11/15/38 (a)(b)(c)	3,607	3,569
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.8269% 10/15/26 (a)(b)(c)	3,376	3,300
floater sequential payer Series 2021-SOAR Class A, 0.861% 6/15/38 (a)(b)	3,633	3,551
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.191% 4/15/34 (a)(b)(c)	4,300	4,251
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.111% 10/15/36 (a)(b)(c)	6,855	6,825
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	7,620	7,372
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	4,452	4,237
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.1411% 11/15/36 (a)(b)(c)	1,678	1,657
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (a)(b)(c)	6,210	6,140
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (a)(b)(c)	2,429	2,387
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	3,636	3,653
Series 2014-GC21 Class AAB, 3.477% 5/10/47	998	1,014
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,733	2,780
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class ASB, 3.452% 7/15/47	4,184	4,238
Series 2020-SBX Class A, 1.67% 1/10/38 (a)	6,921	6,686
Series 2012-CR4 Class ASB, 2.436% 10/15/45	1,436	1,439
Series 2013-LC6 Class ASB, 2.478% 1/10/46	657	659
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.171% 5/15/36 (a)(b)(c)	8,023	7,959
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	1,077	1,051
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.941% 7/15/32 (a)(b)(c)	7,508	7,320
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38 (a)(b)(c)	5,020	4,916
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (a)(b)(c)	1,748	1,731
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	1,490	1,493
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.141% 10/15/36 (a)(b)(c)	2,194	2,171
sequential payer Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	837	837
Series 2011-GC5 Class A/S, 5.1577% 8/10/44 (a)(b)	6,556	6,573
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	5,550	5,582
Series 2017-GS8 Class A1, 2.222% 11/10/50	1,530	1,533
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,944	2,949
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	8,295	8,335
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.191% 9/15/29 (a)(b)(c)	2,788	2,760
sequential payer Series 2012-CBX Class A4, 3.4834% 6/15/45	327	328
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (a)	1,723	1,730
Series 2012-CBX Class A/S, 4.2707% 6/15/45	4,539	4,552
Series 2013-LC11 Class A/S, 3.216% 4/15/46	3,949	3,966
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (a)(b)(c)	3,374	3,306
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 7/15/38 (a)(b)(c)	1,937	1,896
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	1,718	1,739
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	4,896	4,908
Series 2019-H7 Class A1, 2.327% 7/15/52	2,493	2,495
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 0.675% 10/15/36 (a)(b)(c)	8,280	7,956
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (a)(b)(c)	3,363	3,296
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9127% 4/10/46 (a)(b)(c)	4,540	4,523
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	890	894
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	3,664	3,742
Series 2017-RC1 Class ASB, 3.453% 1/15/60	4,291	4,386
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	148	149
Series 2013-C14 Class ASB, 2.977% 6/15/46	1,207	1,216
Series 2014-C20 Class ASB, 3.638% 5/15/47	895	909
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $202,376)		198,602

Bank Notes - 0.4%
First Republic Bank 1.912% 2/12/24 (b)	3,385	3,379
Truist Bank 1.25% 3/9/23	8,057	8,044
TOTAL BANK NOTES
(Cost $11,440)		11,423

Commercial Paper - 2.0%
Enel Finance America LLC yankee:
0.37% 7/11/22	$10,000	$9,966
0.4% 9/27/22	8,000	7,945
General Motors Financial Co., Inc.:
0.38% 3/21/22	4,500	4,499
0.4% 3/28/22	7,000	6,997
0.43% 3/7/22	4,500	4,500
0.45% 3/22/22	10,000	9,997
HSBC U.S.A., Inc. 0.33% 10/4/22	5,000	4,967
Sempra Energy 1% 5/23/22	8,000	7,985
Viatris, Inc. 0.68% 4/26/22	3,000	2,996
TOTAL COMMERCIAL PAPER
(Cost $59,930)		59,852
	Shares	Value (000s)

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.07% (g)	8,019,796	$8,021
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)	18,984,079	18,986
TOTAL MONEY MARKET FUNDS
(Cost $27,007)		27,007
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $3,056,421)		3,010,089
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(13,854)
NET ASSETS - 100%		$2,996,235

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	262	June 2022	$56,389	$180	$180

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $871,997,000 or 29.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $264,000.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$16,749	$527,730	$536,458	$9	$--	$--	$8,021	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	--	106,959	87,973	13	--	--	18,986	0.1%
Total	$16,749	$634,689	$624,431	$22	$--	$--	$27,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,359,397	$--	$1,359,397	$--
U.S. Government and Government Agency Obligations	777,333	--	777,333	--
U.S. Government Agency - Mortgage Securities	14,725	--	14,725	--
Asset-Backed Securities	441,873	--	441,873	--
Collateralized Mortgage Obligations	119,877	--	119,877	--
Commercial Mortgage Securities	198,602	--	198,602	--
Bank Notes	11,423	--	11,423	--
Commercial Paper	59,852	--	59,852	--
Money Market Funds	27,007	27,007	--	--
Total Investments in Securities:	$3,010,089	$27,007	$2,983,082	$--
Derivative Instruments:
Assets
Futures Contracts	$180	$180	$--	$--
Total Assets	$180	$180	$--	$--
Total Derivative Instruments:	$180	$180	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$180	$0
Total Interest Rate Risk	180	0
Total Value of Derivatives	$180	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.2%
United Kingdom	4.5%
Cayman Islands	4.2%
Canada	3.3%
Japan	1.8%
France	1.3%
Ireland	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,659) — See accompanying schedule: Unaffiliated issuers (cost $3,029,414)	$2,983,082
Fidelity Central Funds (cost $27,007)	27,007
Total Investment in Securities (cost $3,056,421)		$3,010,089
Receivable for investments sold		58,992
Receivable for fund shares sold		1,647
Interest receivable		7,917
Distributions receivable from Fidelity Central Funds		5
Receivable for daily variation margin on futures contracts		184
Receivable from investment adviser for expense reductions		8
Other receivables		66
Total assets		3,078,908
Liabilities
Payable for investments purchased
Regular delivery	$57,141
Delayed delivery	2,987
Payable for fund shares redeemed	2,114
Distributions payable	203
Accrued management fee	746
Distribution and service plan fees payable	61
Other affiliated payables	403
Other payables and accrued expenses	32
Collateral on securities loaned	18,986
Total liabilities		82,673
Net Assets		$2,996,235
Net Assets consist of:
Paid in capital		$3,042,046
Total accumulated earnings (loss)		(45,811)
Net Assets		$2,996,235
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($226,854 ÷ 26,690 shares)(a)		$8.50
Maximum offering price per share (100/98.50 of $8.50)		$8.63
Class M:
Net Asset Value and redemption price per share ($62,000 ÷ 7,294 shares)(a)		$8.50
Maximum offering price per share (100/98.50 of $8.50)		$8.63
Class C:
Net Asset Value and offering price per share ($29,807 ÷ 3,519 shares)(a)		$8.47
Short-Term Bond:
Net Asset Value, offering price and redemption price per share ($2,295,532 ÷ 270,193 shares)		$8.50
Class I:
Net Asset Value, offering price and redemption price per share ($240,623 ÷ 28,309 shares)		$8.50
Class Z:
Net Asset Value, offering price and redemption price per share ($141,419 ÷ 16,648 shares)		$8.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$18,225
Income from Fidelity Central Funds (including $13 from security lending)		22
Total income		18,247
Expenses
Management fee	$4,720
Transfer agent fees	1,697
Distribution and service plan fees	375
Fund wide operations fee	847
Independent trustees' fees and expenses	5
Total expenses before reductions	7,644
Expense reductions	(34)
Total expenses after reductions		7,610
Net investment income (loss)		10,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,041
Futures contracts	(965)
Total net realized gain (loss)		76
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(74,362)
Futures contracts	168
Total change in net unrealized appreciation (depreciation)		(74,194)
Net gain (loss)		(74,118)
Net increase (decrease) in net assets resulting from operations		$(63,481)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,637	$38,161
Net realized gain (loss)	76	58,169
Change in net unrealized appreciation (depreciation)	(74,194)	(84,170)
Net increase (decrease) in net assets resulting from operations	(63,481)	12,160
Distributions to shareholders	(21,632)	(80,730)
Share transactions - net increase (decrease)	(244,654)	(1,772,035)
Total increase (decrease) in net assets	(329,767)	(1,840,605)
Net Assets
Beginning of period	3,326,002	5,166,607
End of period	$2,996,235	$3,326,002

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.73	$8.89	$8.72	$8.53	$8.64	$8.65
Income from Investment Operations
Net investment income (loss)A,B	.021	.082	.153	.178	.123	.082
Net realized and unrealized gain (loss)	(.201)	(.065)	.168	.171	(.114)	(.011)
Total from investment operations	(.180)	.017	.321	.349	.009	.071
Distributions from net investment income	(.024)	(.118)	(.151)	(.159)	(.119)	(.081)
Distributions from net realized gain	(.026)	(.059)	–	–	–	–
Total distributions	(.050)	(.177)	(.151)	(.159)	(.119)	(.081)
Net asset value, end of period	$8.50	$8.73	$8.89	$8.72	$8.53	$8.64
Total ReturnC,D,E	(2.07)%	.20%	3.73%	4.13%	.12%	.83%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	.50%H	.93%	1.75%	2.08%	1.43%	.94%
Supplemental Data
Net assets, end of period (in millions)	$227	$234	$222	$175	$143	$170
Portfolio turnover rateI	46%H	64%J	67%J	46%	56%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.73	$8.89	$8.72	$8.53	$8.64	$8.65
Income from Investment Operations
Net investment income (loss)A,B	.021	.082	.152	.177	.122	.081
Net realized and unrealized gain (loss)	(.201)	(.065)	.169	.171	(.114)	(.011)
Total from investment operations	(.180)	.017	.321	.348	.008	.070
Distributions from net investment income	(.024)	(.118)	(.151)	(.158)	(.118)	(.080)
Distributions from net realized gain	(.026)	(.059)	–	–	–	–
Total distributions	(.050)	(.177)	(.151)	(.158)	(.118)	(.080)
Net asset value, end of period	$8.50	$8.73	$8.89	$8.72	$8.53	$8.64
Total ReturnC,D,E	(2.07)%	.19%	3.72%	4.12%	.10%	.81%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.66%H	.65%	.66%	.67%	.67%	.66%
Expenses net of fee waivers, if any	.66%H	.65%	.66%	.67%	.67%	.66%
Expenses net of all reductions	.66%H	.65%	.66%	.67%	.66%	.66%
Net investment income (loss)	.50%H	.93%	1.74%	2.06%	1.42%	.93%
Supplemental Data
Net assets, end of period (in millions)	$62	$67	$73	$71	$70	$81
Portfolio turnover rateI	46%H	64%J	67%J	46%	56%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.72	$8.88	$8.72	$8.52	$8.64	$8.65
Income from Investment Operations
Net investment income (loss)A,B	(.016)	.007	.078	.104	.049	.007
Net realized and unrealized gain (loss)	(.204)	(.058)	.158	.181	(.123)	(.006)
Total from investment operations	(.220)	(.051)	.236	.285	(.074)	.001
Distributions from net investment income	(.004)	(.050)	(.076)	(.085)	(.046)	(.011)
Distributions from net realized gain	(.026)	(.059)	–	–	–	–
Total distributions	(.030)	(.109)	(.076)	(.085)	(.046)	(.011)
Net asset value, end of period	$8.47	$8.72	$8.88	$8.72	$8.52	$8.64
Total ReturnC,D,E	(2.53)%	(.58)%	2.73%	3.36%	(.86)%	.02%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.52%H	1.51%	1.51%	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.52%H	1.51%	1.51%	1.51%	1.51%	1.52%
Expenses net of all reductions	1.52%H	1.51%	1.51%	1.51%	1.51%	1.51%
Net investment income (loss)	(.36)%H	.08%	.89%	1.20%	.57%	.08%
Supplemental Data
Net assets, end of period (in millions)	$30	$33	$43	$33	$52	$69
Portfolio turnover rateI	46%H	64%J	67%J	46%	56%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.73	$8.88	$8.72	$8.52	$8.64	$8.65
Income from Investment Operations
Net investment income (loss)A,B	.030	.100	.171	.195	.140	.099
Net realized and unrealized gain (loss)	(.201)	(.055)	.158	.181	(.123)	(.011)
Total from investment operations	(.171)	.045	.329	.376	.017	.088
Distributions from net investment income	(.033)	(.136)	(.169)	(.176)	(.137)	(.098)
Distributions from net realized gain	(.026)	(.059)	–	–	–	–
Total distributions	(.059)	(.195)	(.169)	(.176)	(.137)	(.098)
Net asset value, end of period	$8.50	$8.73	$8.88	$8.72	$8.52	$8.64
Total ReturnC,D	(1.97)%	.51%	3.82%	4.47%	.20%	1.03%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.70%G	1.13%	1.95%	2.28%	1.64%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$2,296	$2,568	$4,420	$5,017	$4,617	$5,423
Portfolio turnover rateH	46%G	64%I	67%I	46%	56%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.73	$8.89	$8.72	$8.53	$8.64	$8.65
Income from Investment Operations
Net investment income (loss)A,B	.028	.095	.166	.191	.135	.094
Net realized and unrealized gain (loss)	(.201)	(.065)	.168	.171	(.113)	(.010)
Total from investment operations	(.173)	.030	.334	.362	.022	.084
Distributions from net investment income	(.031)	(.131)	(.164)	(.172)	(.132)	(.094)
Distributions from net realized gain	(.026)	(.059)	–	–	–	–
Total distributions	(.057)	(.190)	(.164)	(.172)	(.132)	(.094)
Net asset value, end of period	$8.50	$8.73	$8.89	$8.72	$8.53	$8.64
Total ReturnC,D	(1.99)%	.34%	3.88%	4.29%	.26%	.97%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.50%G	.50%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.50%G	.50%	.50%	.51%	.51%	.51%
Net investment income (loss)	.65%G	1.08%	1.89%	2.22%	1.58%	1.09%
Supplemental Data
Net assets, end of period (in millions)	$241	$269	$291	$334	$367	$425
Portfolio turnover rateH	46%G	64%I	67%I	46%	56%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.73	$8.88	$8.72	$8.51
Income from Investment Operations
Net investment income (loss)B,C	.034	.107	.178	.190
Net realized and unrealized gain (loss)	(.211)	(.055)	.159	.189
Total from investment operations	(.177)	.052	.337	.379
Distributions from net investment income	(.037)	(.143)	(.177)	(.169)
Distributions from net realized gain	(.026)	(.059)	–	–
Total distributions	(.063)	(.202)	(.177)	(.169)
Net asset value, end of period	$8.49	$8.73	$8.88	$8.72
Total ReturnD,E	(2.04)%	.60%	3.91%	4.50%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.40%H	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.36%H	.36%	.36%	.36%H
Expenses net of all reductions	.36%H	.36%	.36%	.36%H
Net investment income (loss)	.79%H	1.22%	2.04%	2.43%H
Supplemental Data
Net assets, end of period (in millions)	$141	$155	$118	$116
Portfolio turnover rateI	46%H	64%J	67%J	46%

 A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short-Term Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Short-Term Bond Fund	$33

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, redemptions in kind, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,340
Gross unrealized depreciation	(50,566)
Net unrealized appreciation (depreciation)	$(45,226)
Tax cost	$3,055,495

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Fund	535,293	738,258

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$173	$26
Class M	-%	.15%	48	1
Class C	.75%	.25%	154	17
			$375	$44

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$33
Class M	2
Class C(a)	–(b)
$35

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) Amount represents less than five hundred dollars..

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond and Class Z. FIIOC receives an asset-based fee of Short-Term Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$169.15
Class M	49.15
Class C	24.16
Short-Term Bond	1,222.10
Class I	194.15
Class Z	39.05
	$1,697

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Short-Term Bond Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Short-Term Bond Fund	179,602	31,279	1,585,887	Short-Term Bond

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Short-Term Bond Fund	$1	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2022. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$34

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Short-Term Bond Fund
Distributions to shareholders
Class A	$1,346	$4,730
Class M	377	1,451
Class C	117	593
Short-Term Bond	16,904	64,521
Class I	1,713	6,419
Class Z	1,175	3,016
Total	$21,632	$80,730

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2022	Year ended August 31, 2021	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Short-Term Bond Fund
Class A
Shares sold	10,370	21,318	$89,386	$187,232
Reinvestment of distributions	147	497	1,271	4,372
Shares redeemed	(10,636)	(19,965)	(91,730)	(175,183)
Net increase (decrease)	(119)	1,850	$(1,073)	$16,421
Class M
Shares sold	698	1,964	$6,025	$17,250
Reinvestment of distributions	42	158	362	1,394
Shares redeemed	(1,093)	(2,691)	(9,432)	(23,615)
Net increase (decrease)	(353)	(569)	$(3,045)	$(4,971)
Class C
Shares sold	972	3,037	$8,363	$26,740
Reinvestment of distributions	13	65	113	575
Shares redeemed	(1,260)	(4,172)	(10,850)	(36,575)
Net increase (decrease)	(275)	(1,070)	$(2,374)	$(9,260)
Short-Term Bond
Shares sold	19,422	122,473	$166,904	$1,073,926
Reinvestment of distributions	1,699	6,408	14,684	56,377
Shares redeemed	(45,229)	(332,008)	(389,219)	(2,927,024)
Net increase (decrease)	(24,108)	(203,127)	$(207,631)	$(1,796,721)
Class I
Shares sold	6,100	24,796	$52,638	$217,926
Reinvestment of distributions	185	672	1,597	5,914
Shares redeemed	(8,739)	(27,388)	(75,324)	(240,315)
Net increase (decrease)	(2,454)	(1,920)	$(21,089)	$(16,475)
Class Z
Shares sold	4,199	8,846	$36,306	$77,587
Reinvestment of distributions	101	253	874	2,221
Shares redeemed	(5,416)	(4,660)	(46,622)	(40,837)
Net increase (decrease)	(1,116)	4,439	$(9,442)	$38,971

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Short-Term Bond Fund
Class A	.65%
Actual		$1,000.00	$979.30	$3.19
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Class M	.66%
Actual		$1,000.00	$979.30	$3.24
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Class C	1.52%
Actual		$1,000.00	$974.70	$7.44
Hypothetical-C		$1,000.00	$1,017.26	$7.60
Short-Term Bond	.45%
Actual		$1,000.00	$980.30	$2.21
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$980.10	$2.45
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class Z	.36%
Actual		$1,000.00	$979.60	$1.77
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative classis compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2020 and above the ASPG competitive median for 2020. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class. The Board further noted that total expense ratio of the retail class was 10 BP above its ASPG median but that, when compared to classes with a short investment grade debt objective within the ASPG, the retail class ranked below median.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2021.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

STP-SANN-0422
1.538290.124

Fidelity® U.S. Bond Index Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	70.4%
AAA	4.0%
AA	2.4%
A	10.9%
BBB	12.4%
BB and Below	0.2%
Short-Term Investments and Net Other Assets*	(0.3)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	25.1%
U.S. Government and U.S. Government Agency Obligations	70.4%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	1.0%
Municipal Bonds	0.7%
Other Investments	2.8%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.3)%

 * Foreign investments – 6.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.1%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	$8,500	$8,013
2.25% 2/1/32	14,000	12,920
2.75% 6/1/31	15,250	14,842
2.95% 7/15/26	6,575	6,657
3.3% 2/1/52	14,500	12,877
3.5% 6/1/41	7,820	7,436
3.5% 9/15/53	25,912	23,694
3.55% 6/1/24	2,465	2,534
3.55% 9/15/55	56,348	51,096
3.6% 7/15/25	5,210	5,403
3.65% 6/1/51	12,000	11,320
3.65% 9/15/59	32,266	29,271
3.8% 2/15/27	7,396	7,799
4.125% 2/17/26	22,450	23,913
4.35% 6/15/45	5,260	5,451
4.5% 3/9/48	6,726	7,203
4.65% 6/1/44	6,467	6,838
British Telecommunications PLC 9.625% 12/15/30 (a)	12,910	18,205
Orange SA 5.5% 2/6/44	2,465	3,064
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	11,012	11,636
4.895% 3/6/48	3,000	3,152
5.213% 3/8/47	5,383	5,852
5.52% 3/1/49	2,700	3,065
7.045% 6/20/36	2,136	2,775
Verizon Communications, Inc.:
1.5% 9/18/30	3,300	2,915
1.68% 10/30/30	2,757	2,477
2.355% 3/15/32 (b)	48,178	44,986
2.55% 3/21/31	43,360	41,622
2.987% 10/30/56	71,711	61,143
3.55% 3/22/51	8,960	8,678
4.125% 3/16/27	5,753	6,111
4.272% 1/15/36	19,951	21,738
4.329% 9/21/28	12,570	13,687
4.4% 11/1/34	3,102	3,420
4.75% 11/1/41	822	920
5.012% 4/15/49	944	1,142
5.012% 8/21/54	10,319	12,300
		506,155
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	8,583	8,193
2.65% 1/13/31	13,050	12,924
2.75% 9/1/49	8,574	7,490
3.5% 5/13/40	5,610	5,589
3.6% 1/13/51	5,590	5,656
3.7% 10/15/25	5,753	5,998
3.8% 5/13/60	5,610	5,787
4.7% 3/23/50	4,000	4,730
5.4% 10/1/43	3,184	3,977
6.15% 3/1/37	3,250	4,254
6.15% 2/15/41	8,628	11,563
		76,161
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	6,100	5,781
1.1% 8/15/30	12,100	10,922
1.998% 8/15/26	1,890	1,892
2.05% 8/15/50	12,100	9,764
Baidu, Inc. 3.425% 4/7/30	10,000	10,120
		38,479
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41	27,682	23,920
3.7% 4/1/51	7,270	6,099
4.2% 3/15/28	9,039	9,426
4.908% 7/23/25	6,557	6,951
5.05% 3/30/29	5,000	5,435
5.125% 7/1/49	10,155	10,336
5.375% 5/1/47	4,690	4,949
5.75% 4/1/48	4,297	4,750
6.384% 10/23/35	11,053	13,211
6.484% 10/23/45	3,854	4,605
Comcast Corp.:
1.5% 2/15/31	11,700	10,400
1.95% 1/15/31	2,100	1,934
2.35% 1/15/27	19,558	19,405
2.45% 8/15/52	11,700	9,427
2.65% 2/1/30	6,480	6,347
2.8% 1/15/51	6,700	5,593
2.887% 11/1/51 (b)	15,309	13,280
2.937% 11/1/56 (b)	57,662	48,533
2.987% 11/1/63 (b)	9,051	7,536
3.15% 3/1/26	4,109	4,235
3.3% 2/1/27	9,788	10,108
3.375% 8/15/25	11,258	11,607
3.4% 4/1/30	6,000	6,189
3.45% 2/1/50	6,100	5,691
3.7% 4/15/24	8,522	8,829
3.75% 4/1/40	4,804	4,851
3.969% 11/1/47	4,274	4,345
4% 3/1/48	9,861	10,094
4.15% 10/15/28	15,490	16,790
Discovery Communications LLC:
3.25% 4/1/23	1,922	1,942
3.625% 5/15/30	9,840	9,894
4% 9/15/55	9,397	8,539
4.65% 5/15/50	9,840	10,059
5.2% 9/20/47	6,903	7,378
Fox Corp.:
4.03% 1/25/24	3,863	4,003
4.709% 1/25/29	8,530	9,310
5.476% 1/25/39	3,131	3,650
5.576% 1/25/49	7,653	9,208
Paramount Global:
3.375% 2/15/28	8,670	8,802
4% 1/15/26	4,931	5,142
4.2% 6/1/29	7,390	7,695
4.375% 3/15/43	2,165	2,160
4.6% 1/15/45	5,999	6,039
4.95% 1/15/31	13,640	15,005
Time Warner Cable LLC:
4.5% 9/15/42	9,039	8,516
7.3% 7/1/38	3,287	4,114
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,199	4,120
3% 7/30/46	3,698	3,366
3.15% 9/17/25	7,782	8,001
4.125% 6/1/44	4,684	5,027
		436,846
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.625% 4/22/29	6,897	7,113
6.125% 11/15/37	6,874	8,688
Rogers Communications, Inc.:
2.9% 11/15/26	2,055	2,079
3.625% 12/15/25	1,644	1,707
3.7% 11/15/49	5,000	4,470
4.1% 10/1/23	3,965	4,068
5.45% 10/1/43	4,746	5,397
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	12,340	11,737
3.3% 2/15/51	12,340	10,760
3.5% 4/15/25	7,220	7,422
3.75% 4/15/27	6,920	7,185
3.875% 4/15/30	6,920	7,156
4.375% 4/15/40	6,920	7,157
4.5% 4/15/50	11,920	12,427
Vodafone Group PLC:
4.375% 5/30/28	21,035	22,753
5.125% 6/19/59	5,400	6,156
5.25% 5/30/48	19,643	22,516
		148,791

TOTAL COMMUNICATION SERVICES		1,206,432

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	9,626	9,326
2.3% 9/9/26	4,109	4,108
3.55% 1/12/24	20,052	20,680
General Motors Co.:
5% 10/1/28	5,652	6,173
5.2% 4/1/45	3,509	3,800
5.95% 4/1/49	5,200	6,214
6.6% 4/1/36	4,799	5,955
6.75% 4/1/46	5,880	7,436
6.8% 10/1/27	10,900	12,834
General Motors Financial Co., Inc.:
3.25% 1/5/23	5,916	5,995
3.85% 1/5/28	5,753	5,943
4% 1/15/25	5,071	5,248
4% 10/6/26	3,024	3,151
4.3% 7/13/25	10,190	10,616
4.35% 1/17/27	6,575	6,910
5.65% 1/17/29	17,583	19,766
Toyota Motor Corp.:
0.681% 3/25/24	22,770	22,203
2.358% 7/2/24	5,100	5,136
2.362% 3/25/31	11,000	10,776
		172,270
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	1,969	2,115
Duke University 2.832% 10/1/55	3,842	3,515
George Washington University:
4.126% 9/15/48	5,767	6,510
4.3% 9/15/44	1,644	1,894
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	3,821	3,977
4.3% 2/21/48	4,084	4,370
Massachusetts Institute of Technology:
2.989% 7/1/50	3,850	3,826
3.885% 7/1/2116	2,326	2,481
3.959% 7/1/38	3,883	4,367
Northwestern University:
3.662% 12/1/57	4,550	5,076
4.643% 12/1/44	2,753	3,356
President and Fellows of Harvard College:
3.3% 7/15/56	3,985	4,061
3.619% 10/1/37	822	899
Rice University 3.774% 5/15/55	1,560	1,782
Trustees of Princeton Univ. 5.7% 3/1/39	822	1,102
University Notre Dame du Lac 3.438% 2/15/45	2,737	2,853
University of Chicago 3% 10/1/52	5,200	5,054
University of Southern California:
2.945% 10/1/51	9,410	8,906
5.25% 10/1/2111	1,644	2,256
		68,400
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc. 3.25% 2/15/30	7,100	7,003
McDonald's Corp.:
3.3% 7/1/25	4,955	5,098
3.5% 7/1/27	7,880	8,256
3.6% 7/1/30	5,880	6,168
3.625% 9/1/49	10,170	9,986
3.7% 1/30/26	13,863	14,595
4.2% 4/1/50	4,930	5,270
4.45% 3/1/47	4,667	5,116
4.875% 12/9/45	4,462	5,059
6.3% 3/1/38	5,789	7,560
Metropolitan Museum of Art 3.4% 7/1/45	2,465	2,657
Starbucks Corp.:
2% 3/12/27	9,830	9,614
2.45% 6/15/26	8,218	8,246
3.5% 11/15/50	3,400	3,184
3.8% 8/15/25	5,711	5,982
3.85% 10/1/23	1,540	1,584
4% 11/15/28	5,753	6,163
4.5% 11/15/48	3,863	4,188
		115,729
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	17,140	15,400
3.15% 2/9/51	17,665	14,307
Amazon.com, Inc.:
0.8% 6/3/25	9,060	8,738
1% 5/12/26	5,263	5,068
1.5% 6/3/30	16,000	14,813
2.1% 5/12/31	5,432	5,229
2.4% 2/22/23	13,025	13,157
2.5% 6/3/50	5,260	4,541
2.8% 8/22/24	5,325	5,445
3.1% 5/12/51	5,432	5,251
3.15% 8/22/27	8,596	8,983
3.875% 8/22/37	9,029	9,887
4.05% 8/22/47	15,634	17,417
4.25% 8/22/57	7,457	8,625
4.8% 12/5/34	4,931	5,935
		142,796
Multiline Retail - 0.1%
Dollar Tree, Inc. 4% 5/15/25	6,575	6,853
Kohl's Corp.:
4.25% 7/17/25	3,000	3,086
9.5% 5/15/25	1,300	1,488
Macy's Retail Holdings LLC:
2.875% 2/15/23	1,165	1,164
4.3% 2/15/43	3,904	3,182
Nordstrom, Inc.:
4% 3/15/27	3,706	3,539
5% 1/15/44	1,644	1,447
Target Corp.:
3.9% 11/15/47	12,141	13,291
4% 7/1/42	5,753	6,379
		40,429
Specialty Retail - 0.3%
AutoZone, Inc.:
3.125% 7/15/23	3,143	3,192
3.25% 4/15/25	3,287	3,388
3.625% 4/15/25	9,520	9,850
3.75% 6/1/27	4,770	5,031
4% 4/15/30	9,850	10,467
Lowe's Companies, Inc.:
1.3% 4/15/28	6,600	6,087
1.7% 10/15/30	10,000	8,997
3.65% 4/5/29	8,801	9,222
3.7% 4/15/46	2,876	2,801
4.05% 5/3/47	9,450	9,699
4.5% 4/15/30	9,950	10,975
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,321	2,372
The Home Depot, Inc.:
2.375% 3/15/51	5,387	4,432
2.5% 4/15/27	9,970	10,066
2.8% 9/14/27	4,109	4,193
2.95% 6/15/29	17,190	17,580
3% 4/1/26	8,242	8,540
3.125% 12/15/49	5,500	5,183
3.3% 4/15/40	5,000	5,002
3.75% 2/15/24	5,527	5,724
3.9% 12/6/28	4,733	5,112
3.9% 6/15/47	7,048	7,483
4.2% 4/1/43	1,294	1,430
4.25% 4/1/46	2,696	2,972
4.5% 12/6/48	6,139	7,118
4.875% 2/15/44	2,362	2,825
5.875% 12/16/36	8,546	11,291
		181,032
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	5,140	5,207
2.85% 3/27/30	4,940	5,021
3.25% 3/27/40	10,000	10,013
3.375% 11/1/46	3,698	3,750
3.375% 3/27/50	4,940	5,042
		29,033

TOTAL CONSUMER DISCRETIONARY		749,689

CONSUMER STAPLES - 1.6%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	4,725	5,158
4.7% 2/1/36	4,002	4,430
4.9% 2/1/46	14,940	16,711
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	6,076	6,501
4.6% 4/15/48	15,408	16,892
5.55% 1/23/49	34,888	43,199
5.8% 1/23/59 (Reg. S)	11,463	14,693
8.2% 1/15/39	2,301	3,514
Constellation Brands, Inc.:
3.5% 5/9/27	8,218	8,523
3.7% 12/6/26	6,204	6,472
5.25% 11/15/48	5,950	6,923
Diageo Capital PLC:
1.375% 9/29/25	11,400	11,025
2% 4/29/30	12,200	11,503
2.125% 4/29/32	11,000	10,323
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	2,600	2,558
4.057% 5/25/23	6,198	6,362
4.985% 5/25/38	5,916	6,718
5.085% 5/25/48	8,000	9,335
Molson Coors Beverage Co.:
3% 7/15/26	14,299	14,542
4.2% 7/15/46	10,872	10,809
PepsiCo, Inc.:
1.4% 2/25/31	12,880	11,597
1.625% 5/1/30	35,483	33,093
2.25% 5/2/22	9,861	9,874
2.375% 10/6/26	5,547	5,596
3% 10/15/27	14,965	15,452
3.6% 8/13/42	2,465	2,539
3.875% 3/19/60	5,000	5,579
4.25% 10/22/44	4,931	5,521
4.45% 4/14/46	4,766	5,634
The Coca-Cola Co.:
1.375% 3/15/31	10,000	8,989
1.45% 6/1/27	6,880	6,594
1.65% 6/1/30	6,890	6,381
2.5% 6/1/40	6,890	6,245
2.5% 3/15/51	5,000	4,284
2.6% 6/1/50	6,890	6,044
2.75% 6/1/60	6,890	6,012
		355,625
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	14,480	13,918
2.75% 5/18/24	4,931	5,032
Kroger Co.:
1.7% 1/15/31	4,360	3,946
2.65% 10/15/26	2,342	2,363
3.5% 2/1/26	3,287	3,419
3.95% 1/15/50	3,000	3,080
5.15% 8/1/43	2,240	2,611
5.4% 1/15/49	5,349	6,648
Sysco Corp.:
3.3% 7/15/26	2,696	2,774
3.3% 2/15/50	11,600	10,407
3.75% 10/1/25	4,684	4,891
6.6% 4/1/40	8,100	10,831
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	10,310	10,416
3.45% 6/1/26	4,109	4,261
4.65% 6/1/46	4,520	4,879
Walmart, Inc.:
2.95% 9/24/49	5,200	4,928
3.3% 4/22/24	15,613	16,119
3.4% 6/26/23	7,692	7,887
3.7% 6/26/28	10,108	10,889
4.05% 6/29/48	14,931	16,911
4.3% 4/22/44	4,931	5,645
5.625% 4/1/40	1,644	2,188
5.625% 4/15/41	3,780	5,064
6.5% 8/15/37	6,800	9,775
		168,882
Food Products - 0.2%
Campbell Soup Co.:
2.5% 8/2/22	3,904	3,922
4.8% 3/15/48	11,504	12,928
Conagra Brands, Inc.:
3.2% 1/25/23	3,778	3,821
4.3% 5/1/24	7,372	7,648
4.85% 11/1/28	11,201	12,330
5.3% 11/1/38	4,072	4,673
5.4% 11/1/48	7,376	8,924
General Mills, Inc.:
2.875% 4/15/30	5,977	5,975
3% 2/1/51	5,022	4,554
3.7% 10/17/23	11,463	11,798
4.2% 4/17/28	14,134	15,231
Kellogg Co.:
3.25% 4/1/26	3,057	3,137
4.3% 5/15/28	4,931	5,372
Tyson Foods, Inc.:
3.95% 8/15/24	6,225	6,475
4% 3/1/26	6,056	6,344
4.35% 3/1/29	7,396	8,007
5.1% 9/28/48	7,664	9,203
Unilever Capital Corp.:
1.375% 9/14/30	15,085	13,466
2% 7/28/26	1,716	1,696
3.1% 7/30/25	2,383	2,455
		147,959
Household Products - 0.2%
Colgate-Palmolive Co. 3.25% 3/15/24	8,218	8,487
Kimberly-Clark Corp.:
1.05% 9/15/27	17,353	16,281
2.4% 3/1/22	4,274	4,274
2.4% 6/1/23	6,575	6,643
3.1% 3/26/30	3,462	3,580
3.2% 7/30/46	2,055	1,998
3.95% 11/1/28	7,000	7,605
Procter & Gamble Co.:
1% 4/23/26	9,450	9,084
1.95% 4/23/31	15,000	14,422
2.85% 8/11/27	3,698	3,802
3% 3/25/30	8,140	8,482
3.1% 8/15/23	8,218	8,407
		93,065
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	14,000	13,175
Tobacco - 0.3%
Altria Group, Inc.:
3.8% 2/14/24	3,821	3,932
3.875% 9/16/46	8,218	7,062
4.25% 8/9/42	8,036	7,337
4.8% 2/14/29	10,905	11,781
5.8% 2/14/39	7,684	8,424
5.95% 2/14/49	8,546	9,493
BAT Capital Corp.:
3.222% 8/15/24	8,464	8,565
3.557% 8/15/27	17,397	17,509
4.39% 8/15/37	8,920	8,549
4.54% 8/15/47	13,757	12,701
4.758% 9/6/49	10,000	9,465
Philip Morris International, Inc.:
2.125% 5/10/23	2,547	2,561
2.75% 2/25/26	3,082	3,108
3.6% 11/15/23	3,017	3,111
3.875% 8/21/42	3,965	3,846
4.125% 3/4/43	8,218	8,232
4.875% 11/15/43	4,931	5,444
6.375% 5/16/38	1,192	1,539
Reynolds American, Inc.:
4.45% 6/12/25	5,801	6,066
4.85% 9/15/23	1,479	1,540
5.85% 8/15/45	3,484	3,770
7.25% 6/15/37	5,933	7,294
		151,329

TOTAL CONSUMER STAPLES		930,035

ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
4.08% 12/15/47	19,765	19,981
5.125% 9/15/40	1,644	1,861
Halliburton Co.:
2.92% 3/1/30	7,920	7,785
3.8% 11/15/25	210	220
5% 11/15/45	6,196	6,890
7.45% 9/15/39	1,233	1,684
		38,421
Oil, Gas & Consumable Fuels - 1.8%
Apache Corp. 5.1% 9/1/40	2,465	2,465
Boardwalk Pipelines LP 4.95% 12/15/24	3,904	4,119
BP Capital Markets PLC:
2.5% 11/6/22	2,465	2,484
3.279% 9/19/27	10,470	10,765
Canadian Natural Resources Ltd.:
2.95% 1/15/23	9,580	9,678
3.9% 2/1/25	1,540	1,599
4.95% 6/1/47	5,259	5,930
5.85% 2/1/35	9,900	11,645
6.25% 3/15/38	5,629	6,889
Cenovus Energy, Inc.:
2.65% 1/15/32	5,860	5,444
4.25% 4/15/27	7,807	8,256
5.4% 6/15/47	7,724	8,691
6.75% 11/15/39	1,644	2,060
Chevron Corp.:
1.141% 5/11/23	6,420	6,397
1.554% 5/11/25	6,120	6,028
1.995% 5/11/27	5,120	5,044
2.236% 5/11/30	6,120	5,959
2.895% 3/3/24	19,336	19,734
2.954% 5/16/26	9,039	9,336
2.978% 5/11/40	5,120	4,910
3.078% 5/11/50	6,120	5,891
Chevron U.S.A., Inc.:
4.2% 10/15/49	3,600	4,054
4.95% 8/15/47	11,341	13,607
Columbia Pipeline Group, Inc. 4.5% 6/1/25	2,732	2,897
ConocoPhillips Co.:
4.95% 3/15/26	20,174	22,109
5.95% 3/15/46	4,931	6,681
6.5% 2/1/39	6,187	8,600
DCP Midstream Operating LP 3.875% 3/15/23	3,102	3,137
Devon Energy Corp.:
5% 6/15/45	13,676	15,241
5.6% 7/15/41	2,362	2,761
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49 (b)	10,000	9,775
Enbridge, Inc.:
3.5% 6/10/24	2,321	2,371
5.5% 12/1/46	11,908	14,615
Energy Transfer LP:
3.6% 2/1/23	7,026	7,100
3.75% 5/15/30	13,750	13,972
3.9% 7/15/26	6,180	6,401
4.95% 6/15/28	7,749	8,334
5% 5/15/50	14,560	15,144
5.15% 3/15/45	6,575	6,700
5.3% 4/1/44	4,766	4,920
5.4% 10/1/47	4,520	4,837
5.8% 6/15/38	7,200	7,990
6% 6/15/48	16,127	18,094
6.25% 4/15/49	2,395	2,766
Enterprise Products Operating LP:
3.3% 2/15/53	3,130	2,743
3.7% 2/15/26	1,454	1,518
3.95% 2/15/27	21,267	22,414
4.2% 1/31/50	4,890	4,914
4.25% 2/15/48	16,386	16,621
4.8% 2/1/49	6,035	6,576
4.85% 8/15/42	2,055	2,229
4.85% 3/15/44	4,109	4,480
4.9% 5/15/46	3,517	3,869
5.7% 2/15/42	1,644	1,955
7.55% 4/15/38	1,644	2,230
EOG Resources, Inc. 4.15% 1/15/26	4,602	4,908
Equinor ASA:
2.375% 5/22/30	9,460	9,214
3.125% 4/6/30	8,200	8,384
3.625% 9/10/28	9,927	10,486
3.7% 3/1/24	2,999	3,102
3.7% 4/6/50	13,119	13,637
5.1% 8/17/40	1,644	1,989
Exxon Mobil Corp.:
1.571% 4/15/23	30,000	30,061
2.726% 3/1/23	8,218	8,309
3.043% 3/1/26	6,846	7,082
3.452% 4/15/51	3,430	3,390
3.482% 3/19/30	20,000	21,119
3.567% 3/6/45	5,464	5,499
Hess Corp.:
3.5% 7/15/24	3,123	3,195
5.6% 2/15/41	2,794	3,205
5.8% 4/1/47	3,500	4,188
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,025	10,135
3.5% 9/1/23	1,644	1,674
3.95% 9/1/22	5,753	5,788
4.25% 9/1/24	12,326	12,814
4.7% 11/1/42	3,123	3,199
5% 3/1/43	822	873
5.5% 3/1/44	5,750	6,463
5.625% 9/1/41	822	925
6.55% 9/15/40	2,465	3,034
Kinder Morgan, Inc.:
4.3% 3/1/28	8,192	8,729
5.2% 3/1/48	7,215	7,976
5.3% 12/1/34	7,026	7,878
5.55% 6/1/45	8,000	9,181
Magellan Midstream Partners LP:
4.25% 9/15/46	4,520	4,478
5% 3/1/26	2,465	2,676
Marathon Oil Corp. 5.2% 6/1/45	4,109	4,517
Marathon Petroleum Corp.:
4.5% 4/1/48	4,790	4,876
4.7% 5/1/25	18,000	19,117
6.5% 3/1/41	822	1,039
MPLX LP:
4.125% 3/1/27	7,765	8,166
4.7% 4/15/48	16,024	16,556
4.8% 2/15/29	7,552	8,274
5.2% 3/1/47	5,029	5,539
5.5% 2/15/49	7,130	8,134
ONEOK Partners LP 3.375% 10/1/22	4,109	4,137
ONEOK, Inc.:
4.45% 9/1/49	4,800	4,708
4.95% 7/13/47	4,807	5,058
5.2% 7/15/48	2,482	2,705
Ovintiv, Inc. 6.5% 2/1/38	7,299	8,649
Phillips 66 Co.:
4.875% 11/15/44	822	935
5.875% 5/1/42	7,807	9,847
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	5,916	6,054
4.65% 10/15/25	10,066	10,658
4.9% 2/15/45	1,561	1,504
6.65% 1/15/37	2,297	2,703
Shell International Finance BV:
2% 11/7/24	8,100	8,119
2.375% 11/7/29	27,200	26,497
3.125% 11/7/49	11,500	10,574
3.25% 5/11/25	11,637	12,071
3.5% 11/13/23	5,753	5,924
3.875% 11/13/28	7,000	7,491
4% 5/10/46	3,287	3,485
4.375% 5/11/45	10,930	12,108
6.375% 12/15/38	3,452	4,696
Spectra Energy Partners LP:
3.375% 10/15/26	13,403	13,786
4.75% 3/15/24	3,965	4,144
Suncor Energy, Inc.:
4% 11/15/47	4,109	4,140
6.8% 5/15/38	6,940	9,083
6.85% 6/1/39	1,644	2,176
The Williams Companies, Inc.:
3.35% 8/15/22	2,301	2,312
3.75% 6/15/27	19,197	20,011
3.9% 1/15/25	2,897	3,008
4.55% 6/24/24	4,663	4,882
4.85% 3/1/48	6,928	7,511
5.75% 6/24/44	1,561	1,832
Total Capital International SA:
2.7% 1/25/23	1,561	1,577
3.127% 5/29/50	2,930	2,708
3.455% 2/19/29	17,537	18,276
3.461% 7/12/49	5,360	5,203
3.75% 4/10/24	1,644	1,706
TransCanada PipeLines Ltd.:
2.5% 8/1/22	4,109	4,128
4.75% 5/15/38	8,622	9,459
4.875% 1/15/26	4,109	4,443
4.875% 5/15/48	4,043	4,596
5.1% 3/15/49	2,874	3,370
6.1% 6/1/40	5,505	6,943
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	4,800	4,835
3.95% 5/15/50	4,800	4,749
4.45% 8/1/42	6,369	6,703
4.6% 3/15/48	3,287	3,543
Valero Energy Corp.:
2.85% 4/15/25	13,579	13,678
4% 4/1/29	7,664	8,007
6.625% 6/15/37	4,454	5,719
		1,045,239

TOTAL ENERGY		1,083,660

FINANCIALS - 8.3%
Banks - 4.6%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	6,007
Banco Santander SA:
1.849% 3/25/26	13,400	12,851
2.958% 3/25/31	14,800	14,215
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (a)(c)	20,750	20,392
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 1.53% 12/6/25 (a)(c)	40,500	39,343
1.658% 3/11/27 (a)	15,940	15,268
1.734% 7/22/27 (a)	15,677	14,965
2.087% 6/14/29 (a)	4,700	4,444
2.299% 7/21/32 (a)	8,040	7,458
2.651% 3/11/32 (a)	15,180	14,516
2.676% 6/19/41 (a)	10,200	8,956
2.687% 4/22/32 (a)	7,361	7,079
2.831% 10/24/51 (a)	8,260	7,224
2.972% 7/21/52 (a)	8,040	7,148
3.004% 12/20/23 (a)	8,707	8,784
3.194% 7/23/30 (a)	39,496	39,482
3.248% 10/21/27	3,082	3,152
3.366% 1/23/26 (a)	21,711	22,121
3.419% 12/20/28 (a)	24,895	25,451
3.593% 7/21/28 (a)	9,122	9,420
3.705% 4/24/28 (a)	7,232	7,491
3.864% 7/23/24 (a)	19,969	20,420
3.97% 3/5/29 (a)	18,000	18,816
3.974% 2/7/30 (a)	11,619	12,169
4% 4/1/24	3,997	4,147
4% 1/22/25	4,931	5,120
4.083% 3/20/51 (a)	5,200	5,579
4.1% 7/24/23	5,753	5,943
4.183% 11/25/27	4,232	4,446
4.2% 8/26/24	6,985	7,273
4.25% 10/22/26	3,287	3,471
4.271% 7/23/29 (a)	14,800	15,765
4.33% 3/15/50 (a)	10,757	11,936
4.443% 1/20/48 (a)	12,532	13,981
4.45% 3/3/26	10,683	11,383
5% 1/21/44	4,412	5,161
6.11% 1/29/37	5,815	7,236
7.75% 5/14/38	3,431	4,963
Bank of Montreal:
3.3% 2/5/24	13,320	13,641
3.803% 12/15/32 (a)	9,580	9,831
Bank of Nova Scotia:
3.4% 2/11/24	33,229	34,072
4.5% 12/16/25	13,050	13,906
Barclays PLC:
2.279% 11/24/27 (a)	15,000	14,470
2.852% 5/7/26 (a)	11,000	10,996
2.894% 11/24/32 (a)	15,600	14,781
3.932% 5/7/25 (a)	13,028	13,398
4.337% 1/10/28	4,602	4,849
4.375% 1/12/26	4,289	4,519
4.836% 5/9/28	7,889	8,332
4.95% 1/10/47	13,280	14,981
5.25% 8/17/45	4,602	5,394
BB&T Corp.:
2.75% 4/1/22	7,289	7,289
3.75% 12/6/23	14,460	14,907
BPCE SA 4% 4/15/24	1,716	1,777
Capital One Bank NA 3.375% 2/15/23	2,079	2,111
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (a)(c)	16,435	16,858
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (a)(c)	18,944	19,466
1.122% 1/28/27 (a)	14,600	13,748
2.561% 5/1/32 (a)	12,400	11,768
2.75% 4/25/22	11,989	12,006
3.106% 4/8/26 (a)	25,600	25,935
3.668% 7/24/28 (a)	6,229	6,446
3.7% 1/12/26	9,146	9,559
3.887% 1/10/28 (a)	3,698	3,862
3.98% 3/20/30 (a)	29,252	30,772
4.125% 7/25/28	12,688	13,338
4.4% 6/10/25	3,287	3,449
4.412% 3/31/31 (a)	8,000	8,668
4.6% 3/9/26	4,931	5,259
4.65% 7/23/48	11,650	13,618
4.75% 5/18/46	6,467	7,223
5.3% 5/6/44	1,644	1,939
5.5% 9/13/25	4,109	4,479
5.875% 1/30/42	1,377	1,773
8.125% 7/15/39	6,575	10,286
Citizens Financial Group, Inc. 2.638% 9/30/32	1,554	1,441
Comerica, Inc. 3.8% 7/22/26	2,999	3,149
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	10,296	10,429
Discover Bank 4.2% 8/8/23	5,753	5,921
Export-Import Bank of Korea:
0.625% 2/9/26	21,550	20,320
1.125% 12/29/26	3,300	3,141
2.375% 6/25/24	3,000	3,036
2.875% 1/21/25	6,245	6,382
5% 4/11/22	5,071	5,090
Fifth Third Bancorp:
2.55% 5/5/27	12,200	12,189
2.6% 6/15/22	6,146	6,166
8.25% 3/1/38	1,708	2,570
HSBC Holdings PLC:
2.013% 9/22/28 (a)	40,050	37,578
2.099% 6/4/26 (a)	15,000	14,624
3.803% 3/11/25 (a)	26,696	27,344
3.9% 5/25/26	9,039	9,390
4.25% 3/14/24	5,200	5,387
4.25% 8/18/25	4,602	4,781
4.292% 9/12/26 (a)	38,247	39,896
4.375% 11/23/26	23,584	24,877
4.95% 3/31/30	11,926	13,192
5.25% 3/14/44	3,946	4,523
6.5% 9/15/37	8,628	10,990
6.8% 6/1/38	5,000	6,510
HSBC U.S.A., Inc. 3.5% 6/23/24	5,753	5,923
ING Groep NV:
1.726% 4/1/27 (a)	7,576	7,240
2.727% 4/1/32 (a)	7,660	7,316
Japan Bank International Cooperation:
0.625% 5/22/23	23,300	23,091
1.25% 1/21/31	32,152	29,895
1.875% 7/21/26	3,260	3,256
2.125% 2/10/25	1,716	1,730
2.25% 11/4/26	4,486	4,538
2.375% 11/16/22	9,438	9,522
2.375% 4/20/26	10,730	10,883
2.75% 1/21/26	2,720	2,796
2.875% 6/1/27	6,246	6,499
3.25% 7/20/28	7,396	7,934
3.375% 10/31/23	26,700	27,503
JPMorgan Chase & Co.:
0.768% 8/9/25 (a)	37,200	35,756
1.47% 9/22/27 (a)	24,600	23,217
1.953% 2/4/32 (a)	13,200	12,032
2.083% 4/22/26 (a)	30,280	29,827
2.522% 4/22/31 (a)	9,850	9,422
2.545% 11/8/32 (a)	19,230	18,372
2.776% 4/25/23 (a)	4,109	4,116
2.95% 10/1/26	20,733	21,097
2.956% 5/13/31 (a)	10,250	9,967
3.109% 4/22/51 (a)	12,250	11,312
3.22% 3/1/25 (a)	14,331	14,573
3.25% 9/23/22	3,287	3,327
3.3% 4/1/26	7,396	7,620
3.375% 5/1/23	1,561	1,590
3.509% 1/23/29 (a)	26,000	26,673
3.54% 5/1/28 (a)	13,970	14,446
3.559% 4/23/24 (a)	8,218	8,372
3.797% 7/23/24 (a)	11,382	11,654
3.875% 9/10/24	26,892	27,888
3.882% 7/24/38 (a)	3,698	3,899
3.9% 7/15/25	17,750	18,566
3.96% 1/29/27 (a)	10,000	10,462
3.964% 11/15/48 (a)	7,724	8,159
4.005% 4/23/29 (a)	16,874	17,771
4.125% 12/15/26	4,828	5,136
4.203% 7/23/29 (a)	35,899	38,184
4.452% 12/5/29 (a)	10,040	10,855
4.85% 2/1/44	4,109	4,853
4.95% 6/1/45	7,843	9,396
5.5% 10/15/40	4,684	5,794
5.6% 7/15/41	1,233	1,559
5.625% 8/16/43	4,109	5,149
KeyBank NA 3.4% 5/20/26	4,289	4,421
Korea Development Bank:
0.4% 6/19/24	9,000	8,742
1.625% 1/19/31	11,000	10,274
Lloyds Banking Group PLC:
4.344% 1/9/48	12,326	12,466
4.582% 12/10/25	9,580	10,067
4.65% 3/24/26	7,067	7,453
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (a)	9,250	8,775
2.309% 7/20/32 (a)	9,000	8,352
2.801% 7/18/24	6,706	6,794
3.195% 7/18/29	11,687	11,788
3.455% 3/2/23	15,071	15,346
3.751% 7/18/39	6,514	6,827
3.85% 3/1/26	538	564
3.961% 3/2/28	18,079	19,086
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (a)	9,500	8,987
2.226% 5/25/26 (a)	11,200	11,053
2.26% 7/9/32 (a)	9,400	8,667
2.591% 5/25/31 (a)	13,600	13,017
3.549% 3/5/23	9,861	10,061
National Australia Bank Ltd. 2.5% 5/22/22	8,218	8,251
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (a)(c)	7,000	7,625
3.498% 5/15/23 (a)	8,411	8,439
3.754% 11/1/29 (a)	10,600	10,722
3.875% 9/12/23	3,260	3,339
4.445% 5/8/30 (a)	5,748	6,137
4.8% 4/5/26	10,724	11,498
Oesterreichische Kontrollbank AG 0.375% 9/17/25	8,959	8,511
PNC Financial Services Group, Inc.:
1.15% 8/13/26	10,353	9,911
2.2% 11/1/24	5,540	5,562
2.6% 7/23/26	20,000	20,277
3.5% 1/23/24	14,370	14,792
3.9% 4/29/24	4,643	4,830
Rabobank Nederland:
3.75% 7/21/26	15,819	16,310
4.375% 8/4/25	5,147	5,389
5.25% 5/24/41	2,465	3,185
Rabobank Nederland New York Branch:
2.75% 1/10/23	13,970	14,145
3.375% 5/21/25	3,217	3,339
Royal Bank of Canada:
1.2% 4/27/26	9,230	8,767
2.05% 1/21/27	17,000	16,671
4.65% 1/27/26	10,675	11,496
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	8,973	9,106
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	4,911	5,051
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	11,700	11,292
2.142% 9/23/30	11,400	10,392
2.174% 1/14/27	23,400	22,840
2.348% 1/15/25	7,400	7,374
2.75% 1/15/30	7,000	6,862
2.778% 10/18/22	6,204	6,269
2.784% 7/12/22	8,620	8,675
3.05% 1/14/42	12,000	11,337
3.102% 1/17/23	31,345	31,783
3.936% 10/16/23	12,886	13,297
Synchrony Bank 3% 6/15/22	5,753	5,777
The Toronto-Dominion Bank:
2.65% 6/12/24	19,100	19,330
3.25% 3/11/24	25,000	25,670
3.5% 7/19/23	8,218	8,432
Truist Financial Corp. 1.267% 3/2/27 (a)	26,941	25,773
U.S. Bancorp:
1.375% 7/22/30	10,000	8,943
3% 7/30/29	8,900	8,985
3.1% 4/27/26	7,396	7,597
Wells Fargo & Co.:
2.164% 2/11/26 (a)	30,500	30,129
2.188% 4/30/26 (a)	24,150	23,831
2.406% 10/30/25 (a)	41,860	41,725
2.572% 2/11/31 (a)	19,310	18,517
3% 10/23/26	16,706	16,915
3.068% 4/30/41 (a)	14,600	13,562
3.3% 9/9/24	3,800	3,895
3.35% 3/2/33 (a)	4,700	4,760
3.55% 9/29/25	3,484	3,604
3.75% 1/24/24	35,240	36,330
3.9% 5/1/45	3,911	4,056
4.1% 6/3/26	2,650	2,798
4.4% 6/14/46	5,868	6,285
4.48% 1/16/24	3,135	3,278
4.75% 12/7/46	13,148	14,756
4.9% 11/17/45	7,928	8,994
5.013% 4/4/51 (a)	4,980	6,132
5.375% 11/2/43	5,520	6,620
5.606% 1/15/44	9,352	11,429
Westpac Banking Corp.:
2.5% 6/28/22	20,897	21,010
2.85% 5/13/26	3,904	4,005
3.3% 2/26/24	26,696	27,462
4.11% 7/24/34 (a)	10,000	10,325
4.421% 7/24/39	4,790	5,149
Zions Bancorp NA 4.5% 6/13/23	171	176
		2,683,842
Capital Markets - 1.6%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,904	4,039
Ares Capital Corp.:
2.15% 7/15/26	16,646	15,704
3.25% 7/15/25	5,200	5,150
Bank of New York Mellon Corp.:
1.8% 7/28/31	17,193	15,788
2.8% 5/4/26	4,626	4,728
2.95% 1/29/23	12,326	12,483
BlackRock, Inc. 3.5% 3/18/24	2,383	2,468
Brookfield Finance, Inc. 2.724% 4/15/31	20,678	19,775
Charles Schwab Corp.:
0.75% 3/18/24	23,014	22,531
2% 3/20/28	17,350	16,840
CME Group, Inc. 5.3% 9/15/43	5,100	6,491
Credit Suisse AG 3.625% 9/9/24	8,156	8,416
Credit Suisse Group AG:
3.8% 6/9/23	16,435	16,798
4.55% 4/17/26	6,985	7,376
4.875% 5/15/45	9,289	10,149
Deutsche Bank AG:
4.1% 1/13/26	9,900	10,325
4.5% 4/1/25	2,573	2,645
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (a)	5,120	4,892
3.3% 11/16/22	7,560	7,641
3.7% 5/30/24	8,054	8,261
3.95% 2/27/23	14,178	14,401
4.1% 1/13/26	17,914	18,557
Eaton Vance Corp. 3.625% 6/15/23	2,321	2,372
Franklin Resources, Inc. 2.85% 3/30/25	3,123	3,189
GE Capital Funding LLC 4.4% 5/15/30	5,000	5,390
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (a)	14,110	13,478
1.093% 12/9/26 (a)	34,300	32,265
2.383% 7/21/32 (a)	23,220	21,524
2.6% 2/7/30	10,000	9,598
2.615% 4/22/32 (a)	25,410	24,024
3.2% 2/23/23	19,041	19,274
3.272% 9/29/25 (a)	5,000	5,086
3.5% 1/23/25	42,909	44,096
3.625% 1/22/23	7,396	7,519
3.625% 2/20/24	8,628	8,854
3.691% 6/5/28 (a)	14,600	15,114
3.75% 2/25/26	4,782	4,976
3.85% 7/8/24	3,123	3,229
3.85% 1/26/27	24,850	25,887
4% 3/3/24	5,000	5,177
4.25% 10/21/25	4,109	4,316
4.411% 4/23/39 (a)	3,900	4,199
4.75% 10/21/45	12,967	14,744
5.95% 1/15/27	12,326	13,893
6.75% 10/1/37	16,810	22,087
Intercontinental Exchange, Inc.:
0.7% 6/15/23	3,400	3,359
1.85% 9/15/32	9,300	8,276
2.65% 9/15/40	9,300	8,229
3.75% 12/1/25	4,725	4,961
3.75% 9/21/28	7,667	8,099
4% 10/15/23	3,082	3,186
4.25% 9/21/48	8,680	9,454
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15% 1/23/30	11,600	12,176
Moody's Corp. 4.875% 12/17/48	8,517	9,907
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (a)(c)	6,212	6,747
1.164% 10/21/25 (a)	11,700	11,289
1.512% 7/20/27 (a)	8,080	7,655
1.593% 5/4/27 (a)	11,790	11,213
2.188% 4/28/26 (a)	20,150	19,889
2.239% 7/21/32 (a)	7,650	7,043
2.72% 7/22/25 (a)	15,600	15,682
2.75% 5/19/22	9,861	9,900
3.125% 1/23/23	50,292	51,010
3.125% 7/27/26	4,602	4,691
3.217% 4/22/42 (a)	14,940	14,261
3.591% 7/22/28 (a)	6,985	7,212
3.7% 10/23/24	4,931	5,097
3.75% 2/25/23	5,568	5,674
3.772% 1/24/29 (a)	10,090	10,474
3.875% 4/29/24	12,064	12,473
3.875% 1/27/26	4,315	4,502
3.95% 4/23/27	28,092	29,707
3.971% 7/22/38 (a)	5,136	5,379
4.3% 1/27/45	1,644	1,787
4.375% 1/22/47	9,122	10,076
5.597% 3/24/51 (a)	10,650	14,193
6.375% 7/24/42	2,383	3,250
7.25% 4/1/32	822	1,109
Nomura Holdings, Inc. 3.103% 1/16/30	19,788	19,521
Northern Trust Corp. 1.95% 5/1/30	17,750	16,877
State Street Corp.:
1.684% 11/18/27 (a)	16,417	15,905
2.65% 5/19/26	6,204	6,336
		942,348
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	18,900	18,342
2.45% 10/29/26	11,150	10,757
2.875% 8/14/24	11,783	11,792
3% 10/29/28	6,000	5,779
3.4% 10/29/33	6,100	5,760
3.5% 5/26/22	7,765	7,797
3.65% 7/21/27	3,698	3,758
3.85% 10/29/41	6,100	5,653
3.875% 1/23/28	12,902	13,107
4.45% 10/1/25	8,094	8,406
4.625% 7/1/22	7,765	7,852
4.875% 1/16/24	7,026	7,292
Ally Financial, Inc.:
2.2% 11/2/28	9,900	9,255
3.05% 6/5/23	5,150	5,211
5.8% 5/1/25	15,300	16,557
American Express Co.:
2.5% 8/1/22	10,321	10,374
2.5% 7/30/24	31,910	32,363
4.05% 12/3/42	5,732	6,284
Capital One Financial Corp.:
3.2% 1/30/23	11,439	11,599
3.3% 10/30/24	11,942	12,225
3.75% 7/28/26	8,013	8,283
3.75% 3/9/27	29,065	30,356
3.8% 1/31/28	10,683	11,123
3.9% 1/29/24	14,020	14,466
Discover Financial Services:
4.5% 1/30/26	15,464	16,457
5.2% 4/27/22	822	827
Ford Motor Credit Co. LLC:
4.25% 9/20/22	1,544	1,558
4.375% 8/6/23	3,431	3,482
GE Capital International Funding Co.:
3.373% 11/15/25	23,667	24,383
4.418% 11/15/35	26,211	29,466
John Deere Capital Corp.:
2.65% 6/24/24	8,596	8,733
2.65% 6/10/26	4,109	4,191
2.7% 1/6/23	8,218	8,315
2.8% 1/27/23	4,109	4,159
2.8% 3/6/23	2,671	2,708
2.8% 9/8/27	5,753	5,896
3.45% 3/7/29	16,435	17,376
Synchrony Financial:
3.7% 8/4/26	3,881	3,964
4.375% 3/19/24	9,249	9,564
5.15% 3/19/29	22,382	24,335
Toyota Motor Credit Corp.:
0.5% 8/14/23	15,000	14,779
1.15% 8/13/27	17,300	16,234
2.7% 1/11/23	8,218	8,318
3.35% 1/8/24	11,496	11,811
		490,947
Diversified Financial Services - 0.6%
AB Svensk Exportkredit:
0.25% 9/29/23	13,980	13,719
2.375% 3/9/22	4,602	4,604
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,850	7,166
2.85% 10/15/50	11,000	9,649
4.2% 8/15/48	9,754	10,791
5.75% 1/15/40	4,109	5,398
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,450	9,802
4.5% 2/11/43	1,644	1,878
Blackstone Private Credit Fund 2.7% 1/15/25 (b)	13,100	12,781
BP Capital Markets America, Inc.:
3% 2/24/50	11,500	9,827
3.017% 1/16/27	7,807	7,953
Brixmor Operating Partnership LP:
3.9% 3/15/27	4,635	4,823
4.05% 7/1/30	5,036	5,225
4.125% 6/15/26	6,204	6,556
4.125% 5/15/29	5,548	5,867
DH Europe Finance II SARL:
2.2% 11/15/24	6,790	6,793
2.6% 11/15/29	7,940	7,748
3.4% 11/15/49	8,600	8,428
Equitable Holdings, Inc. 4.35% 4/20/28	6,744	7,219
Japan International Cooperation Agency 1.75% 4/28/31	8,184	7,862
KfW:
0.25% 10/19/23	12,100	11,875
0.375% 7/18/25	14,150	13,502
0.625% 1/22/26	44,100	42,099
2% 10/4/22	20,692	20,828
2% 5/2/25	3,143	3,169
2.125% 3/7/22	6,724	6,726
2.125% 1/17/23	9,861	9,950
2.375% 12/29/22	27,223	27,524
2.5% 11/20/24	8,567	8,758
2.625% 2/28/24	16,765	17,132
2.875% 4/3/28	12,622	13,308
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,985	6,964
2.5% 11/15/27	7,264	7,469
Voya Financial, Inc.:
3.65% 6/15/26	12,975	13,662
5.7% 7/15/43	3,082	3,833
		360,888
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	22,150	19,824
3.35% 5/3/26	3,468	3,602
4.35% 11/3/45	3,287	3,754
AFLAC, Inc.:
3.6% 4/1/30	5,000	5,307
3.625% 11/15/24	5,000	5,200
4% 10/15/46	3,107	3,315
Allstate Corp.:
3.28% 12/15/26	3,879	4,026
4.2% 12/15/46	6,212	6,852
American International Group, Inc.:
3.75% 7/10/25	2,342	2,436
3.875% 1/15/35	2,219	2,325
3.9% 4/1/26	3,098	3,261
4.2% 4/1/28	15,243	16,522
4.375% 6/30/50	4,700	5,194
4.5% 7/16/44	7,293	8,091
4.7% 7/10/35	4,766	5,373
4.75% 4/1/48	8,077	9,313
Aon PLC:
3.5% 6/14/24	6,681	6,854
4% 11/27/23	2,465	2,542
4.6% 6/14/44	1,315	1,445
4.75% 5/15/45	4,832	5,373
Athene Holding Ltd. 3.5% 1/15/31	5,600	5,561
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	14,500	12,963
3.967% 11/15/46	2,055	2,265
Brighthouse Financial, Inc. 4.7% 6/22/47	7,807	7,801
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	5,300	5,696
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,844	5,793
3.6% 8/19/49	6,993	6,831
4.4% 3/15/48	7,979	8,867
Lincoln National Corp.:
3.625% 12/12/26	4,931	5,168
4.35% 3/1/48	2,500	2,701
4.375% 6/15/50	5,000	5,461
Markel Corp. 3.35% 9/17/29	5,000	5,141
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,561	1,607
3.875% 3/15/24	7,807	8,078
4.05% 10/15/23	5,568	5,734
4.2% 3/1/48	4,002	4,356
4.35% 1/30/47	2,301	2,555
4.375% 3/15/29	6,327	6,901
4.9% 3/15/49	7,643	9,147
MetLife, Inc.:
4.125% 8/13/42	5,130	5,475
4.55% 3/23/30	9,300	10,436
4.6% 5/13/46	1,644	1,934
4.721% 12/15/44 (a)	4,109	4,763
5.875% 2/6/41	2,059	2,670
Principal Financial Group, Inc. 4.3% 11/15/46	6,575	7,311
Progressive Corp.:
2.45% 1/15/27	3,895	3,933
4.2% 3/15/48	4,550	5,066
Prudential Financial, Inc.:
3.878% 3/27/28	3,419	3,655
3.905% 12/7/47	452	471
3.935% 12/7/49	8,809	9,204
4.35% 2/25/50	10,267	11,480
4.418% 3/27/48	5,218	5,847
5.125% 3/1/52 (a)	3,450	3,497
5.7% 12/14/36	312	397
The Chubb Corp. 6.5% 5/15/38	2,884	3,999
The Travelers Companies, Inc.:
4.1% 3/4/49	5,000	5,500
4.3% 8/25/45	1,199	1,347
6.25% 6/15/37	6,862	9,117
		329,337

TOTAL FINANCIALS		4,807,362

HEALTH CARE - 2.7%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	12,700	12,821
2.9% 11/6/22	4,684	4,730
2.95% 11/21/26	9,300	9,468
3.2% 11/21/29	15,900	16,103
3.25% 10/1/22	2,465	2,481
3.6% 5/14/25	7,396	7,639
3.8% 3/15/25	7,248	7,537
4.05% 11/21/39	9,300	9,762
4.25% 11/14/28	6,812	7,355
4.25% 11/21/49	15,400	16,375
4.3% 5/14/36	5,144	5,633
4.4% 11/6/42	3,924	4,231
4.45% 5/14/46	5,753	6,198
4.55% 3/15/35	5,464	6,018
4.7% 5/14/45	10,828	12,002
4.75% 3/15/45	5,202	5,770
4.875% 11/14/48	4,790	5,502
Amgen, Inc.:
1.65% 8/15/28	15,950	14,956
1.9% 2/21/25	6,700	6,680
2.6% 8/19/26	8,628	8,698
2.8% 8/15/41	16,300	14,380
3.125% 5/1/25	1,644	1,685
3.375% 2/21/50	9,200	8,434
4.4% 5/1/45	8,160	8,670
4.663% 6/15/51	10,250	11,473
Gilead Sciences, Inc.:
1.65% 10/1/30	12,340	11,181
2.8% 10/1/50	12,240	10,350
3.65% 3/1/26	5,078	5,295
4.15% 3/1/47	10,223	10,714
4.75% 3/1/46	9,039	10,239
		262,380
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	5,730	6,113
4.75% 11/30/36	3,698	4,379
4.9% 11/30/46	8,546	10,552
Baxter International, Inc.:
1.915% 2/1/27 (b)	12,130	11,760
2.539% 2/1/32 (b)	13,360	12,834
Becton, Dickinson & Co.:
2.823% 5/20/30	7,230	7,104
3.363% 6/6/24	3,724	3,815
3.7% 6/6/27	22,809	23,909
4.685% 12/15/44	8,928	9,965
Boston Scientific Corp.:
3.45% 3/1/24	17,841	18,292
4% 3/1/29	8,875	9,417
4.7% 3/1/49	14,323	16,275
Medtronic Global Holdings SCA 3.35% 4/1/27	12,039	12,563
Medtronic, Inc. 4.625% 3/15/45	10,621	12,443
Stryker Corp.:
1.95% 6/15/30	7,650	7,082
2.9% 6/15/50	7,650	6,761
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,352	9,617
		182,881
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	12,326	12,489
3.875% 8/15/47	4,300	4,318
4.125% 11/15/42	9,324	9,559
Allina Health System, Inc. 3.887% 4/15/49	5,451	5,821
Anthem, Inc.:
3.125% 5/15/50	7,000	6,353
3.3% 1/15/23	1,644	1,669
3.65% 12/1/27	28,541	29,927
4.375% 12/1/47	8,598	9,447
4.55% 3/1/48	3,870	4,353
4.625% 5/15/42	2,136	2,384
4.65% 1/15/43	1,644	1,844
Banner Health:
2.907% 1/1/42	1,350	1,258
2.913% 1/1/51	11,300	10,264
Baptist Healthcare System Obli 3.54% 8/15/50	11,025	11,112
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	7,554	7,035
Cardinal Health, Inc. 4.368% 6/15/47	11,414	11,690
Children's Hospital Medical Center 4.268% 5/15/44	2,728	3,093
Children's Hospital of Philadelphia 2.704% 7/1/50	8,309	7,314
Cigna Corp.:
3% 7/15/23	8,218	8,340
3.75% 7/15/23	5,542	5,685
4.125% 11/15/25	8,099	8,534
4.375% 10/15/28	21,818	23,648
4.5% 2/25/26	9,582	10,256
4.8% 8/15/38	19,369	21,578
4.8% 7/15/46	6,245	6,970
4.9% 12/15/48	6,997	7,948
6.125% 11/15/41	2,465	3,186
CommonSpirit Health:
3.91% 10/1/50	12,725	12,890
4.35% 11/1/42	1,644	1,733
CVS Health Corp.:
2.7% 8/21/40	12,450	10,868
2.875% 6/1/26	6,164	6,238
3% 8/15/26	13,607	13,848
3.25% 8/15/29	14,445	14,695
3.875% 7/20/25	3,829	4,003
4.1% 3/25/25	3,385	3,545
4.3% 3/25/28	19,640	21,202
4.875% 7/20/35	2,547	2,931
5.05% 3/25/48	22,516	26,291
5.125% 7/20/45	7,239	8,381
5.3% 12/5/43	3,609	4,294
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	8,760	9,017
HCA Holdings, Inc. 5.25% 6/15/49	14,240	16,198
Humana, Inc.:
1.35% 2/3/27	10,385	9,792
2.15% 2/3/32	10,410	9,565
3.125% 8/15/29	6,680	6,714
4.95% 10/1/44	2,055	2,388
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	9,396	10,033
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,510	7,286
4.15% 5/1/47	5,384	5,996
4.875% 4/1/42	1,479	1,825
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,465	2,893
MidMichigan Health 3.409% 6/1/50	3,859	3,754
New York & Presbyterian Hospital:
4.024% 8/1/45	2,876	3,210
4.063% 8/1/56	2,161	2,483
Novant Health, Inc. 3.168% 11/1/51	6,815	6,554
NYU Hospitals Center 4.784% 7/1/44	6,245	7,280
Orlando Health Obligated Group 3.327% 10/1/50	6,224	6,093
Partners Healthcare System, Inc. 4.117% 7/1/55	2,876	3,353
Piedmont Healthcare, Inc. 2.719% 1/1/42	1,250	1,115
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	2,210	1,881
Sutter Health 3.361% 8/15/50	15,100	14,406
Trinity Health Corp. 2.632% 12/1/40	3,633	3,304
UnitedHealth Group, Inc.:
1.15% 5/15/26	3,264	3,125
1.25% 1/15/26	6,470	6,256
2% 5/15/30	3,000	2,835
2.3% 5/15/31	2,754	2,653
2.375% 8/15/24	8,104	8,212
2.9% 5/15/50	6,490	5,941
3.25% 5/15/51	3,150	3,059
3.375% 4/15/27	4,437	4,657
3.5% 6/15/23	7,314	7,494
3.7% 8/15/49	8,622	8,927
3.75% 7/15/25	2,876	3,014
3.75% 10/15/47	7,856	8,107
3.85% 6/15/28	9,540	10,224
3.875% 12/15/28	12,319	13,260
3.875% 8/15/59	10,302	10,859
4.2% 1/15/47	2,958	3,274
4.375% 3/15/42	9,697	10,818
4.75% 7/15/45	1,373	1,627
West Virginia University Health System Obligated Group 3.129% 6/1/50	5,110	4,676
		621,152
Life Sciences Tools & Services - 0.0%
Danaher Corp. 4.375% 9/15/45	1,948	2,178
PerkinElmer, Inc.:
0.85% 9/15/24	4,630	4,467
2.25% 9/15/31	5,710	5,223
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	13,412	13,213
5.3% 2/1/44	4,782	6,036
		31,117
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	7,450	7,140
2.25% 5/28/31	7,250	6,965
AstraZeneca PLC:
4.375% 11/16/45	6,196	7,062
4.375% 8/17/48	10,164	11,633
6.45% 9/15/37	2,671	3,625
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)	3,143	3,141
3.95% 4/15/45 (b)	1,142	1,079
Bristol-Myers Squibb Co.:
2.9% 7/26/24	9,355	9,573
3.2% 6/15/26	3,353	3,492
3.25% 8/1/42	2,301	2,234
3.4% 7/26/29	15,088	15,882
3.875% 8/15/25	9,500	10,025
4.125% 6/15/39	2,347	2,572
4.25% 10/26/49	9,963	11,142
4.35% 11/15/47	5,500	6,254
4.55% 2/20/48	15,000	17,401
5% 8/15/45	4,300	5,263
Eli Lilly & Co. 2.25% 5/15/50	17,730	14,778
GlaxoSmithKline Capital PLC 3% 6/1/24	9,580	9,776
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,932	8,105
Johnson & Johnson:
0.55% 9/1/25	6,630	6,320
1.3% 9/1/30	6,630	6,046
2.1% 9/1/40	6,630	5,678
2.45% 3/1/26	4,593	4,677
2.45% 9/1/60	6,630	5,524
3.4% 1/15/38	7,667	7,948
3.5% 1/15/48	4,931	5,131
3.625% 3/3/37	3,287	3,549
4.5% 12/5/43	5,444	6,370
4.85% 5/15/41	3,500	4,218
Merck & Co., Inc.:
2.4% 9/15/22	1,644	1,651
2.45% 6/24/50	4,570	3,907
2.9% 3/7/24	9,436	9,651
3.6% 9/15/42	1,644	1,694
3.7% 2/10/45	5,259	5,479
3.9% 3/7/39	10,000	10,898
Mylan NV 5.2% 4/15/48	2,465	2,654
Novartis Capital Corp.:
1.75% 2/14/25	7,700	7,652
2.4% 5/17/22	9,533	9,554
2.4% 9/21/22	3,082	3,104
2.75% 8/14/50	11,300	10,287
3% 11/20/25	8,604	8,865
3.1% 5/17/27	4,841	5,009
3.7% 9/21/42	2,321	2,457
4% 11/20/45	4,306	4,742
Perrigo Finance PLC:
4.375% 3/15/26	2,659	2,666
4.9% 12/15/44	1,946	1,804
Pfizer, Inc.:
2.7% 5/28/50	3,720	3,362
2.95% 3/15/24	3,863	3,955
3% 12/15/26	5,505	5,705
3.2% 9/15/23	10,452	10,720
3.45% 3/15/29	6,846	7,209
3.9% 3/15/39	5,177	5,614
4% 12/15/36	7,807	8,587
4.125% 12/15/46	2,703	3,047
4.2% 9/15/48	6,410	7,309
4.4% 5/15/44	3,443	3,961
7.2% 3/15/39	4,437	6,597
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	7,765	7,865
3.2% 9/23/26	32,197	33,047
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	2,326	2,402
5.25% 6/15/46	2,712	2,871
Viatris, Inc.:
2.7% 6/22/30	7,500	7,001
4% 6/22/50	7,500	6,651
Zoetis, Inc.:
3.25% 2/1/23	4,109	4,149
3.95% 9/12/47	1,644	1,777
4.7% 2/1/43	1,068	1,230
		437,736

TOTAL HEALTH CARE		1,535,266

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3.375% 5/15/23	7,807	7,970
3.75% 5/15/28	7,724	8,165
4.25% 4/1/50	4,000	4,592
Lockheed Martin Corp.:
3.55% 1/15/26	6,245	6,578
4.09% 9/15/52	12,494	13,654
Northrop Grumman Corp.:
3.25% 1/15/28	6,903	7,053
3.85% 4/15/45	1,540	1,576
4.03% 10/15/47	15,474	16,319
4.75% 6/1/43	3,287	3,783
Raytheon Technologies Corp.:
1.9% 9/1/31	9,900	9,016
3.15% 12/15/24	7,314	7,476
3.65% 8/16/23	544	558
3.75% 11/1/46	6,134	6,199
4.05% 5/4/47	1,915	2,015
4.125% 11/16/28	12,088	13,061
4.35% 4/15/47	5,424	5,959
4.45% 11/16/38	4,360	4,857
4.5% 6/1/42	6,065	6,783
4.625% 11/16/48	10,853	12,537
4.875% 10/15/40	822	948
5.7% 4/15/40	1,644	2,085
The Boeing Co.:
2.125% 3/1/22	3,089	3,089
2.5% 3/1/25	3,780	3,785
2.7% 2/1/27	6,514	6,431
2.8% 3/1/23	4,060	4,103
2.95% 2/1/30	8,334	7,978
3.625% 3/1/48	3,287	2,916
3.65% 3/1/47	2,268	2,003
3.75% 2/1/50	12,700	11,801
4.875% 5/1/25	14,370	15,277
5.15% 5/1/30	10,000	11,045
5.705% 5/1/40	32,630	38,010
5.805% 5/1/50	14,760	17,535
6.875% 3/15/39	2,712	3,445
		268,602
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.1% 8/5/29	5,200	5,279
3.9% 2/1/35	4,848	5,056
4.05% 2/15/48	3,000	3,061
4.4% 1/15/47	6,575	6,946
4.55% 4/1/46	1,233	1,342
4.95% 10/17/48	6,489	7,400
5.25% 5/15/50	3,500	4,198
United Parcel Service, Inc.:
2.4% 11/15/26	6,164	6,216
3.4% 11/15/46	2,177	2,225
3.75% 11/15/47	5,078	5,488
4.25% 3/15/49	3,300	3,844
4.45% 4/1/30	5,000	5,647
5.3% 4/1/50	4,830	6,486
6.2% 1/15/38	2,055	2,782
		65,970
Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	6,820	6,562
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	553	554
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	4,900	4,823
Southwest Airlines Co. 5.125% 6/15/27	5,000	5,543
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	426	435
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	9,810	9,927
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	2,322	2,364
		30,208
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	10,400	10,371
2.493% 2/15/27	7,350	7,312
2.722% 2/15/30	12,800	12,448
3.377% 4/5/40	5,130	4,822
3.577% 4/5/50	11,600	11,032
Masco Corp.:
2% 2/15/31	7,638	6,924
3.125% 2/15/51	3,864	3,360
Owens Corning 3.95% 8/15/29	5,600	5,846
		62,115
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	18,400	16,291
2.9% 7/1/26	3,468	3,517
3.2% 3/15/25	9,266	9,478
3.95% 5/15/28	8,628	9,165
Waste Management, Inc.:
2.4% 5/15/23	4,355	4,385
2.9% 9/15/22	5,485	5,514
4.15% 7/15/49	10,538	11,765
		60,115
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	4,705	4,751
4% 11/2/32	1,561	1,704
4.15% 11/2/42	1,561	1,676
		8,131
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	3,287	3,298
2% 2/14/25	5,200	5,181
2.375% 8/26/29	9,127	8,918
2.65% 4/15/25	3,738	3,797
2.875% 10/15/27	3,287	3,377
3.05% 4/15/30	3,013	3,084
3.125% 9/19/46	2,268	2,138
3.25% 8/26/49	7,032	6,706
3.7% 4/15/50	3,719	3,817
General Electric Co.:
3.45% 5/1/27	3,850	3,957
3.625% 5/1/30	9,820	9,851
6.875% 1/10/39	123	169
Honeywell International, Inc.:
1.35% 6/1/25	8,400	8,222
1.95% 6/1/30	9,100	8,577
2.5% 11/1/26	5,884	5,957
2.8% 6/1/50	8,450	7,989
3.812% 11/21/47	1,151	1,266
Roper Technologies, Inc.:
0.45% 8/15/22	4,900	4,883
1% 9/15/25	7,700	7,324
1.4% 9/15/27	7,500	6,996
1.75% 2/15/31	7,500	6,631
2% 6/30/30	14,800	13,476
3.8% 12/15/26	6,985	7,347
		132,961
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	11,450	11,249
1.1% 9/14/27	11,810	11,086
2.4% 6/6/22	8,218	8,253
2.4% 8/9/26	2,342	2,366
2.85% 6/1/22	3,287	3,303
3.45% 5/15/23	11,504	11,792
Caterpillar, Inc.:
3.25% 9/19/49	13,670	13,453
3.803% 8/15/42	2,055	2,186
5.3% 9/15/35	5,753	7,156
Cummins, Inc. 1.5% 9/1/30	5,000	4,488
Deere & Co.:
2.875% 9/7/49	9,910	9,092
5.375% 10/16/29	822	979
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	11,793	12,366
4.65% 11/1/44	4,931	5,578
Otis Worldwide Corp.:
2.565% 2/15/30	11,000	10,633
3.362% 2/15/50	8,370	7,800
Parker Hannifin Corp.:
3.25% 3/1/27	4,643	4,806
4% 6/14/49	4,890	5,135
4.1% 3/1/47	4,651	4,910
		136,631
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	5,753	5,950
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,301	2,331
3.05% 2/15/51	3,620	3,356
3.25% 6/15/27	6,164	6,475
3.55% 2/15/50	5,000	5,017
3.9% 8/1/46	3,813	4,015
4.05% 6/15/48	13,835	15,017
4.125% 6/15/47	2,342	2,603
4.15% 4/1/45	1,397	1,519
4.375% 9/1/42	3,698	4,142
4.55% 9/1/44	2,465	2,817
4.9% 4/1/44	3,287	3,962
Canadian National Railway Co.:
2.45% 5/1/50	13,710	11,439
3.2% 8/2/46	2,712	2,606
Canadian Pacific Railway Co.:
1.75% 12/2/26	9,300	9,020
2.45% 12/2/31	9,600	9,213
3.1% 12/2/51	9,730	8,821
CSX Corp.:
3.25% 6/1/27	4,109	4,256
3.4% 8/1/24	3,800	3,916
3.8% 11/1/46	4,701	4,778
3.95% 5/1/50	2,938	3,083
4.1% 3/15/44	5,568	5,901
4.5% 3/15/49	11,341	12,788
4.75% 11/15/48	4,758	5,548
Norfolk Southern Corp.:
3% 4/1/22	6,164	6,173
3.65% 8/1/25	9,861	10,278
3.8% 8/1/28	7,701	8,150
3.95% 10/1/42	1,561	1,630
4.05% 8/15/52	7,096	7,530
4.65% 1/15/46	2,678	3,051
Union Pacific Corp.:
2.15% 2/5/27	7,400	7,299
2.75% 3/1/26	5,473	5,556
2.891% 4/6/36	7,544	7,297
3% 4/15/27	4,109	4,226
3.25% 2/5/50	11,090	10,649
3.35% 8/15/46	3,879	3,752
3.6% 9/15/37	2,712	2,785
3.799% 10/1/51	2,301	2,392
3.839% 3/20/60	11,556	11,871
		225,262
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	7,741	7,760
2.75% 1/15/23	8,218	8,286
3.125% 12/1/30	10,000	9,639
3.625% 12/1/27	7,855	7,950
4.25% 2/1/24	10,816	11,168
		44,803

TOTAL INDUSTRIALS		1,040,748

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.2% 9/20/23	6,171	6,216
2.5% 9/20/26	4,109	4,199
3.5% 6/15/25	3,509	3,677
5.9% 2/15/39	10,203	13,479
		27,571
Electronic Equipment & Components - 0.2%
Corning, Inc.:
3.9% 11/15/49	5,000	5,037
4.75% 3/15/42	4,109	4,731
Dell International LLC/EMC Corp.:
4% 7/15/24	9,450	9,805
4.9% 10/1/26	7,765	8,411
5.3% 10/1/29	20,684	23,067
6.02% 6/15/26	13,263	14,800
8.1% 7/15/36	8,590	11,895
8.35% 7/15/46	9,871	14,969
Tyco Electronics Group SA:
3.45% 8/1/24	2,999	3,075
7.125% 10/1/37	2,034	2,909
		98,699
IT Services - 0.5%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	11,800	11,537
Fidelity National Information Services, Inc.:
1.15% 3/1/26	17,522	16,543
2.25% 3/1/31	14,550	13,248
Fiserv, Inc.:
3.5% 7/1/29	9,101	9,222
4.4% 7/1/49	15,118	16,115
Global Payments, Inc. 1.2% 3/1/26	24,275	22,913
IBM Corp.:
1.95% 5/15/30	11,485	10,785
2.95% 5/15/50	11,385	10,206
3% 5/15/24	9,867	10,092
3.5% 5/15/29	13,939	14,611
3.625% 2/12/24	8,218	8,520
4.25% 5/15/49	8,909	9,763
4.7% 2/19/46	4,068	4,747
MasterCard, Inc.:
3.3% 3/26/27	5,942	6,242
3.35% 3/26/30	8,268	8,660
3.8% 11/21/46	3,123	3,340
3.85% 3/26/50	14,640	15,913
PayPal Holdings, Inc.:
1.65% 6/1/25	11,230	11,004
2.3% 6/1/30	13,000	12,383
The Western Union Co. 2.85% 1/10/25	9,000	9,112
Visa, Inc.:
1.1% 2/15/31	16,800	14,886
1.9% 4/15/27	11,780	11,611
2.05% 4/15/30	15,270	14,788
2.7% 4/15/40	9,800	9,215
2.75% 9/15/27	9,795	10,035
3.15% 12/14/25	7,404	7,672
4.3% 12/14/45	5,457	6,316
		299,479
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. 2.8% 10/1/41	9,920	9,144
Applied Materials, Inc. 4.35% 4/1/47	10,617	12,212
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	5,753	5,874
3.875% 1/15/27	3,148	3,278
Broadcom, Inc.:
2.45% 2/15/31 (b)	17,810	16,452
3.459% 9/15/26	10,373	10,679
3.469% 4/15/34 (b)	3,508	3,386
3.75% 2/15/51 (b)	17,810	16,619
4.3% 11/15/32	10,300	10,852
4.75% 4/15/29	14,053	15,271
Intel Corp.:
2% 8/12/31	7,370	6,852
2.35% 5/11/22	13,970	13,999
2.45% 11/15/29	8,500	8,300
3.05% 8/12/51	7,370	6,693
3.25% 11/15/49	8,600	8,056
3.734% 12/8/47	2,684	2,706
3.9% 3/25/30	9,360	10,074
4.1% 5/19/46	5,753	6,126
4.1% 5/11/47	1,972	2,101
4.75% 3/25/50	9,840	11,504
Lam Research Corp. 2.875% 6/15/50	12,050	10,748
Micron Technology, Inc. 4.663% 2/15/30	6,800	7,309
NVIDIA Corp.:
2% 6/15/31	20,879	19,634
2.85% 4/1/30	8,900	9,010
3.5% 4/1/50	4,950	5,098
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32 (b)	18,250	17,175
Qualcomm, Inc.:
2.6% 1/30/23	6,164	6,238
4.3% 5/20/47	8,300	9,372
Texas Instruments, Inc. 4.15% 5/15/48	5,717	6,488
		271,250
Software - 0.5%
Microsoft Corp.:
2.525% 6/1/50	33,263	29,516
2.675% 6/1/60	5,518	4,864
2.7% 2/12/25	14,114	14,517
2.875% 2/6/24	9,580	9,809
2.921% 3/17/52	38,196	36,470
3.041% 3/17/62	3,391	3,236
3.45% 8/8/36	2,387	2,560
3.625% 12/15/23	21,489	22,331
Oracle Corp.:
1.65% 3/25/26	9,423	9,027
2.5% 5/15/22	7,889	7,897
2.5% 4/1/25	8,860	8,848
2.625% 2/15/23	8,218	8,272
2.65% 7/15/26	7,396	7,345
2.875% 3/25/31	10,630	10,146
2.95% 5/15/25	4,109	4,140
2.95% 4/1/30	11,770	11,376
3.25% 11/15/27	14,053	14,213
3.4% 7/8/24	3,883	3,972
3.6% 4/1/50	12,810	11,136
3.85% 7/15/36	8,325	8,001
3.85% 4/1/60	14,890	12,833
3.95% 3/25/51	10,940	10,021
4% 7/15/46	8,054	7,402
4% 11/15/47	14,379	13,123
4.125% 5/15/45	2,465	2,292
4.3% 7/8/34	3,184	3,288
5.375% 7/15/40	10,272	11,304
VMware, Inc. 1.4% 8/15/26	21,046	19,947
		307,886
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	14,600	13,899
0.7% 2/8/26	11,310	10,815
1.25% 8/20/30	13,550	12,208
1.7% 8/5/31	8,158	7,562
2.1% 9/12/22	6,985	7,026
2.3% 5/11/22	6,575	6,590
2.375% 2/8/41	11,760	10,474
2.4% 1/13/23	24,653	24,882
2.45% 8/4/26	16,928	17,185
2.55% 8/20/60	5,340	4,425
2.65% 5/11/50	4,300	3,815
2.7% 5/13/22	5,464	5,485
2.85% 8/5/61	8,159	7,249
2.9% 9/12/27	11,546	11,912
2.95% 9/11/49	21,980	20,491
3% 11/13/27	8,218	8,543
3.2% 5/13/25	8,620	8,932
3.2% 5/11/27	13,457	14,077
3.75% 9/12/47	5,000	5,327
3.75% 11/13/47	5,732	6,124
3.85% 5/4/43	10,683	11,487
4.25% 2/9/47	2,055	2,345
4.375% 5/13/45	3,854	4,406
4.5% 2/23/36	7,609	8,945
4.65% 2/23/46	4,643	5,633
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (a)	8,013	8,596
6.2% 10/15/35 (a)	3,197	3,823
6.35% 10/15/45 (a)	1,545	1,842
HP, Inc.:
2.2% 6/17/25	11,650	11,575
6% 9/15/41	1,233	1,473
		267,146

TOTAL INFORMATION TECHNOLOGY		1,272,031

MATERIALS - 0.6%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	4,950	4,847
2.05% 5/15/30	5,400	5,163
2.7% 5/15/40	4,650	4,234
2.8% 5/15/50	5,530	4,955
DuPont de Nemours, Inc.:
4.205% 11/15/23	11,669	12,086
4.725% 11/15/28	14,089	15,590
5.319% 11/15/38	8,750	10,402
Eastman Chemical Co. 4.65% 10/15/44	2,465	2,696
Ecolab, Inc.:
1.3% 1/30/31	6,575	5,849
2.7% 11/1/26	5,424	5,517
2.75% 8/18/55	9,071	7,842
Linde, Inc./Connecticut:
2.2% 8/15/22	1,644	1,648
3.2% 1/30/26	5,210	5,412
3.55% 11/7/42	1,644	1,736
LYB International Finance BV:
4% 7/15/23	2,620	2,695
4.875% 3/15/44	4,807	5,284
LYB International Finance II BV 3.5% 3/2/27	20,109	20,895
LYB International Finance III LLC:
3.375% 10/1/40	7,620	7,132
3.625% 4/1/51	7,620	7,196
LyondellBasell Industries NV 4.625% 2/26/55	3,073	3,225
Nutrien Ltd.:
4% 12/15/26	9,368	9,974
4.2% 4/1/29	4,251	4,592
5% 4/1/49	7,399	8,930
5.25% 1/15/45	2,876	3,470
5.625% 12/1/40	1,479	1,832
Sherwin-Williams Co.:
2.75% 6/1/22	190	190
3.45% 6/1/27	18,217	18,951
3.8% 8/15/49	3,020	3,034
4.5% 6/1/47	7,010	7,689
The Dow Chemical Co.:
2.1% 11/15/30	7,100	6,620
3.6% 11/15/50	7,300	6,981
3.625% 5/15/26	6,083	6,350
4.375% 11/15/42	4,006	4,284
4.8% 11/30/28	7,026	7,824
4.8% 5/15/49	6,323	7,149
9.4% 5/15/39	2,465	4,141
The Mosaic Co.:
4.05% 11/15/27	4,733	5,003
4.25% 11/15/23	8,947	9,250
5.625% 11/15/43	3,082	3,809
Westlake Corp. 5% 8/15/46	1,644	1,866
		256,343
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	7,146	7,775
5.15% 5/15/46	1,488	1,791
		9,566
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	3,698	4,332
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	2,465	2,974
Newmont Corp.:
2.25% 10/1/30	5,900	5,513
2.8% 10/1/29	2,800	2,715
5.45% 6/9/44	5,269	6,412
Nucor Corp.:
2.979% 12/15/55	3,287	2,828
4% 8/1/23	2,465	2,530
Rio Tinto Finance (U.S.A.) Ltd. 7.125% 7/15/28	1,644	2,053
Southern Copper Corp.:
3.875% 4/23/25	3,016	3,095
5.25% 11/8/42	4,746	5,448
7.5% 7/27/35	5,000	6,601
Vale Overseas Ltd. 3.75% 7/8/30	20,000	19,640
Vale SA 5.625% 9/11/42	5,424	5,934
		70,075
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	12,342	11,228
6% 1/15/29	9,900	10,808
		22,036

TOTAL MATERIALS		358,020

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	7,625	6,898
3% 5/18/51	5,775	5,064
4.85% 4/15/49	9,470	11,068
American Tower Corp.:
1.3% 9/15/25	7,470	7,150
2.1% 6/15/30	12,610	11,418
3.1% 6/15/50	4,610	3,865
3.55% 7/15/27	7,026	7,213
3.7% 10/15/49	5,000	4,628
AvalonBay Communities, Inc. 2.3% 3/1/30	5,000	4,855
Boston Properties, Inc.:
2.75% 10/1/26	5,753	5,770
3.125% 9/1/23	1,561	1,585
3.25% 1/30/31	15,700	15,672
Crown Castle International Corp.:
1.35% 7/15/25	22,201	21,297
2.25% 1/15/31	5,970	5,380
3.25% 1/15/51	5,400	4,633
Duke Realty LP 1.75% 2/1/31	24,190	21,780
ERP Operating LP:
1.85% 8/1/31	15,000	13,905
3% 4/15/23	1,540	1,559
3.25% 8/1/27	10,670	11,040
Healthpeak Properties, Inc.:
3% 1/15/30	10,280	10,231
3.4% 2/1/25	400	412
Kimco Realty Corp.:
1.9% 3/1/28	8,500	8,034
3.5% 4/15/23	3,123	3,166
3.8% 4/1/27	3,287	3,453
4.125% 12/1/46	8,218	8,500
4.45% 9/1/47	4,256	4,635
National Retail Properties, Inc. 3% 4/15/52	7,000	5,831
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,354	1,389
4.5% 1/15/25	6,582	6,855
4.5% 4/1/27	7,807	8,241
Prologis LP:
1.625% 3/15/31	9,750	8,865
2.125% 4/15/27	9,830	9,669
3.25% 10/1/26	3,829	3,981
Simon Property Group LP:
2.2% 2/1/31	21,900	20,486
3.25% 9/13/49	9,580	8,803
3.375% 12/1/27	16,398	16,905
UDR, Inc. 2.1% 6/15/33	13,375	11,822
Ventas Realty LP:
3.25% 10/15/26	2,876	2,943
3.5% 2/1/25	3,287	3,386
3.85% 4/1/27	7,807	8,224
4% 3/1/28	17,796	18,913
4.125% 1/15/26	1,192	1,262
4.375% 2/1/45	2,465	2,603
4.875% 4/15/49	2,340	2,693
Welltower, Inc. 4.95% 9/1/48	8,218	9,751
Weyerhaeuser Co. 4% 4/15/30	9,500	10,098
		365,931
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,123	3,159
CBRE Group, Inc. 4.875% 3/1/26	4,684	5,078
Digital Realty Trust LP 3.7% 8/15/27	6,575	6,877
Essex Portfolio LP 4% 3/1/29	5,000	5,326
Mid-America Apartments LP 3.95% 3/15/29	5,700	6,100
Tanger Properties LP 3.875% 7/15/27	5,095	5,267
		31,807

TOTAL REAL ESTATE		397,738

UTILITIES - 1.9%
Electric Utilities - 1.4%
AEP Texas, Inc. 3.8% 10/1/47	3,500	3,392
AEP Transmission Co. LLC 2.75% 8/15/51	5,900	5,036
Alabama Power Co.:
1.45% 9/15/30	15,000	13,442
3.7% 12/1/47	4,841	4,907
3.75% 3/1/45	822	817
4.15% 8/15/44	3,821	4,051
4.3% 7/15/48	4,832	5,233
5.2% 6/1/41	3,164	3,713
American Electric Power Co., Inc.:
2.95% 12/15/22	3,287	3,316
3.25% 3/1/50	2,580	2,258
4.3% 12/1/28	14,373	15,424
Appalachian Power Co.:
4.45% 6/1/45	4,931	5,190
4.5% 3/1/49	7,510	8,091
Baltimore Gas & Electric Co.:
2.9% 6/15/50	6,580	5,931
3.35% 7/1/23	2,342	2,383
3.5% 8/15/46	2,055	2,039
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	9,390	9,046
3.55% 8/1/42	1,561	1,562
4.25% 2/1/49	2,139	2,359
Cincinnati Gas & Electric Co. 4.3% 2/1/49	22,306	24,231
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,651	4,835
Commonwealth Edison Co.:
3.1% 11/1/24	8,218	8,400
3.2% 11/15/49	14,000	13,188
3.65% 6/15/46	2,350	2,403
3.7% 3/1/45	2,547	2,582
3.75% 8/15/47	5,054	5,152
4% 3/1/48	5,613	5,987
4% 3/1/49	4,926	5,257
DTE Electric Co.:
2.65% 6/15/22	6,575	6,581
3.95% 3/1/49	3,000	3,181
Duke Energy Carolinas LLC:
2.95% 12/1/26	4,931	5,093
3.2% 8/15/49	6,564	6,185
3.75% 6/1/45	1,644	1,649
3.875% 3/15/46	3,204	3,304
4% 9/30/42	3,082	3,216
Duke Energy Corp.:
2.45% 6/1/30	5,400	5,131
2.65% 9/1/26	10,971	11,023
3.75% 4/15/24	4,931	5,087
3.75% 9/1/46	7,503	7,168
3.95% 10/15/23	2,008	2,061
4.2% 6/15/49	7,780	7,957
4.8% 12/15/45	2,292	2,524
Duke Energy Florida LLC 3.4% 10/1/46	2,055	1,976
Duke Energy Progress LLC:
2.8% 5/15/22	3,574	3,581
4.15% 12/1/44	1,479	1,561
4.375% 3/30/44	1,644	1,787
Edison International 2.95% 3/15/23	6,730	6,768
Entergy Corp.:
0.9% 9/15/25	13,900	13,158
2.95% 9/1/26	3,863	3,907
3.75% 6/15/50	3,400	3,284
4% 7/15/22	5,457	5,488
Entergy Louisiana LLC 4.2% 9/1/48	2,613	2,847
Entergy, Inc.:
3.55% 9/30/49	3,322	3,188
4% 3/30/29	14,525	15,457
Eversource Energy:
2.55% 3/15/31	13,175	12,567
2.9% 10/1/24	7,026	7,123
3.35% 3/15/26	5,432	5,578
3.45% 1/15/50	3,670	3,439
Exelon Corp.:
3.95% 6/15/25	16,151	16,800
5.1% 6/15/45	904	1,043
FirstEnergy Corp.:
1.6% 1/15/26	10,314	9,695
2.25% 9/1/30	11,100	10,162
3.4% 3/1/50	3,000	2,575
4.4% 7/15/27	6,985	7,234
5.35% 7/15/47	3,861	4,080
Florida Power & Light Co.:
3.125% 12/1/25	4,191	4,316
3.15% 10/1/49	5,748	5,479
3.25% 6/1/24	3,883	3,997
4.05% 10/1/44	4,453	4,780
4.125% 6/1/48	10,108	11,114
Indiana Michigan Power Co.:
3.2% 3/15/23	2,280	2,308
3.25% 5/1/51	4,000	3,682
Interstate Power and Light Co. 2.3% 6/1/30	11,432	10,971
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	14,200	13,736
2.44% 1/15/32	14,100	13,192
Northern States Power Co.:
2.6% 6/1/51	10,800	9,242
2.9% 3/1/50	9,810	8,891
3.4% 8/15/42	1,644	1,617
4.125% 5/15/44	3,698	4,004
NSTAR Electric Co. 3.2% 5/15/27	6,286	6,494
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	26,307	24,657
3.1% 9/15/49	15,729	14,548
3.8% 9/30/47	8,000	8,262
Pacific Gas & Electric Co.:
3.15% 1/1/26	12,000	11,933
3.45% 7/1/25	5,000	5,048
3.5% 6/15/25	10,000	10,112
4.2% 6/1/41	25,000	22,675
4.55% 7/1/30	10,000	10,272
4.75% 2/15/44	1,000	957
PacifiCorp:
3.6% 4/1/24	3,287	3,394
4.125% 1/15/49	11,061	11,586
4.15% 2/15/50	3,000	3,167
6% 1/15/39	5,089	6,449
Potomac Electric Power Co. 6.5% 11/15/37	3,128	4,249
PPL Capital Funding, Inc. 3.1% 5/15/26	6,575	6,695
PPL Electric Utilities Corp.:
3% 10/1/49	10,921	10,078
4.15% 10/1/45	2,876	3,110
Progress Energy, Inc. 6% 12/1/39	4,274	5,274
Public Service Co. of Colorado:
2.9% 5/15/25	9,039	9,212
3.8% 6/15/47	3,805	3,916
Public Service Electric & Gas Co.:
2.45% 1/15/30	8,350	8,143
3.15% 1/1/50	9,450	8,903
3.65% 9/1/42	2,321	2,350
4% 6/1/44	4,109	4,254
Puget Sound Energy, Inc. 4.3% 5/20/45	5,268	5,715
Southern California Edison Co.:
2.25% 6/1/30	7,446	6,990
2.95% 2/1/51	16,500	13,927
4% 4/1/47	8,218	8,114
Southern Co.:
3.25% 7/1/26	9,039	9,269
4.4% 7/1/46	6,015	6,302
Tampa Electric Co.:
4.45% 6/15/49	9,627	11,061
6.15% 5/15/37	5,144	6,550
Union Electric Co. 3.9% 9/15/42	3,041	3,169
Virginia Electric & Power Co.:
3.1% 5/15/25	3,287	3,365
3.3% 12/1/49	6,000	5,741
3.45% 2/15/24	2,260	2,325
3.8% 4/1/28	12,253	13,019
3.8% 9/15/47	6,747	6,977
4.2% 5/15/45	8,672	9,381
4.45% 2/15/44	2,260	2,510
4.6% 12/1/48	5,818	6,661
6% 5/15/37	1,644	2,117
Wisconsin Electric Power Co. 4.25% 6/1/44	3,863	4,196
Xcel Energy, Inc. 3.35% 12/1/26	2,465	2,546
		816,685
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	9,120	9,127
Southern California Gas Co. 2.6% 6/15/26	10,872	10,991
Southern Co. Gas Capital Corp. 3.95% 10/1/46	11,111	11,066
		31,184
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 4.75% 6/15/46	4,281	4,518
Multi-Utilities - 0.4%
Ameren Illinois Co. 4.5% 3/15/49	6,200	7,131
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	8,218	8,543
3.7% 7/15/30	8,229	8,705
3.8% 7/15/48	8,218	8,261
4.25% 10/15/50	7,096	7,651
4.5% 2/1/45	5,464	6,019
5.15% 11/15/43	6,356	7,378
CenterPoint Energy, Inc. 3.7% 9/1/49	5,000	4,833
CMS Energy Corp. 4.875% 3/1/44	4,109	4,679
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,350	2,346
4.45% 3/15/44	6,575	7,060
4.5% 5/15/58	7,790	8,431
4.65% 12/1/48	8,604	9,598
5.5% 12/1/39	2,055	2,458
Consumers Energy Co.:
2.65% 8/15/52	10,300	8,848
3.5% 8/1/51	3,000	3,000
Delmarva Power & Light Co. 4% 6/1/42	3,287	3,304
Dominion Energy, Inc.:
3.375% 4/1/30	18,940	19,299
3.9% 10/1/25	10,601	11,057
4.9% 8/1/41	1,644	1,843
DTE Energy Co.:
2.85% 10/1/26	4,931	4,978
3.8% 3/15/27	11,102	11,455
NiSource, Inc.:
0.95% 8/15/25	11,200	10,581
1.7% 2/15/31	13,300	11,640
3.49% 5/15/27	6,286	6,482
3.95% 3/30/48	8,218	8,057
4.375% 5/15/47	3,928	4,107
4.8% 2/15/44	4,520	4,902
Puget Energy, Inc.:
3.65% 5/15/25	6,632	6,859
4.1% 6/15/30	11,800	12,239
San Diego Gas & Electric Co. 4.5% 8/15/40	822	923
Sempra Energy:
3.25% 6/15/27	5,013	5,122
3.8% 2/1/38	6,970	7,050
4% 2/1/48	18,112	18,195
6% 10/15/39	822	1,045
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 2.6189% 5/15/67 (a)(c)	3,475	2,780
		256,859
Water Utilities - 0.0%
American Water Capital Corp.:
3.45% 6/1/29	5,000	5,160
6.593% 10/15/37	5,352	7,227
		12,387

TOTAL UTILITIES		1,121,633

TOTAL NONCONVERTIBLE BONDS
(Cost $14,512,183)		14,502,614

U.S. Government and Government Agency Obligations - 41.6%
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.375% 8/25/25	$29,402	$28,034
0.5% 6/17/25	33,060	31,734
0.625% 4/22/25	35,077	33,936
0.75% 10/8/27	17,425	16,375
0.875% 8/5/30	41,779	37,863
1.625% 10/15/24	18,450	18,447
1.75% 7/2/24	23,719	23,794
1.875% 4/5/22	26,500	26,542
1.875% 9/24/26	10,971	11,018
2% 10/5/22	30,299	30,507
2.125% 4/24/26	3,287	3,331
2.375% 1/19/23	24,595	24,874
2.625% 9/6/24	3,287	3,370
2.875% 9/12/23	6,327	6,469
6.625% 11/15/30	10,000	13,553
Federal Home Loan Bank:
0.375% 9/4/25	7,415	7,067
0.5% 4/14/25	45,945	44,260
1.5% 8/15/24	4,070	4,064
2% 9/9/22	31,225	31,425
2.5% 2/13/24	4,090	4,172
3.25% 11/16/28	19,480	21,050
5.5% 7/15/36	1,230	1,700
Freddie Mac:
0.25% 8/24/23	17,300	17,032
0.25% 12/4/23	43,813	42,916
0.375% 7/21/25	21,696	20,738
0.375% 9/23/25	24,513	23,339
2.75% 6/19/23	19,899	20,280
6.25% 7/15/32	6,327	8,738
6.75% 3/15/31	21,366	29,453
Tennessee Valley Authority:
0.75% 5/15/25	28,340	27,468
4.25% 9/15/65	6,100	8,063
5.25% 9/15/39	16,435	22,044
5.375% 4/1/56	4,434	6,947

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		650,603

U.S. Treasury Obligations - 40.5%
U.S. Treasury Bonds:
1.125% 5/15/40	327,540	272,396
1.125% 8/15/40	181,393	150,287
1.25% 5/15/50	71,328	56,901
1.375% 11/15/40	190,369	164,610
1.375% 8/15/50	90,524	74,523
1.625% 11/15/50	170,932	149,766
1.75% 8/15/41	79,300	72,683
1.875% 2/15/41	62,644	58,890
1.875% 2/15/51	182,353	169,759
1.875% 11/15/51	111,287	103,827
2% 11/15/41	53,417	51,138
2% 2/15/50	18,197	17,426
2% 8/15/51	237,095	227,426
2.25% 5/15/41	145,003	144,544
2.25% 8/15/46	52,585	52,032
2.25% 8/15/49	15,817	15,949
2.25% 2/15/52	64,782	65,997
2.375% 11/15/49	193,269	200,396
2.375% 5/15/51	127,529	132,974
2.5% 2/15/45	83,732	86,444
2.5% 2/15/46	115,398	119,505
2.5% 5/15/46	114,170	118,237
2.75% 11/15/42	1,103	1,187
2.75% 8/15/47	81,353	89,050
2.75% 11/15/47	28,613	31,369
2.875% 5/15/43	92,428	101,331
2.875% 8/15/45	95,790	105,668
2.875% 11/15/46	101,020	112,108
3% 11/15/44	79,671	89,408
3% 5/15/45	183,190	205,917
3% 11/15/45	16,876	19,034
3% 2/15/47	108,431	123,154
3% 5/15/47	38,686	44,056
3% 2/15/48	37,708	43,380
3% 2/15/49	9,368	10,872
3.125% 2/15/43	64,871	73,859
3.125% 8/15/44	101,180	115,701
3.125% 5/15/48	10,632	12,531
3.375% 5/15/44	152,619	181,175
3.375% 11/15/48	19,591	24,191
3.625% 8/15/43	67,582	82,851
3.625% 2/15/44	42,956	52,772
3.75% 11/15/43	47,297	59,094
3.875% 8/15/40	55,027	69,101
4.25% 5/15/39	6,605	8,682
4.25% 11/15/40	667	876
4.375% 2/15/38	21,678	28,745
4.375% 11/15/39	82	110
4.375% 5/15/40	6,574	8,786
4.375% 5/15/41	24,139	32,300
4.5% 2/15/36	20,970	27,749
4.5% 5/15/38	34,598	46,526
4.5% 8/15/39	19,503	26,424
4.625% 2/15/40	17,668	24,258
4.75% 2/15/37	66,242	90,438
4.75% 2/15/41	9,929	13,861
5% 5/15/37 (d)	107,383	150,341
5.375% 2/15/31	43,940	56,959
6.25% 5/15/30	50,255	67,291
U.S. Treasury Notes:
0.125% 4/30/22	120	120
0.125% 6/30/22	130	130
0.125% 7/31/22	70	70
0.125% 8/31/22	80	80
0.125% 9/30/22	83	83
0.125% 10/31/22	82	82
0.125% 11/30/22	1,116	1,109
0.125% 12/31/22	306	304
0.125% 3/31/23	50,192	49,637
0.125% 4/30/23	1	1
0.125% 5/31/23	53,045	52,318
0.125% 6/30/23	204,932	201,866
0.125% 7/31/23	408,416	401,699
0.125% 8/31/23	472,037	463,684
0.125% 1/15/24	260,532	254,131
0.25% 9/30/23 (e)	188,653	185,388
0.25% 5/31/25	53,134	50,735
0.25% 6/30/25	301,763	287,677
0.25% 7/31/25	285,011	271,406
0.25% 9/30/25	180,643	171,456
0.25% 10/31/25	188,150	178,338
0.375% 10/31/23	377,254	370,829
0.375% 11/30/25	364,697	346,890
0.375% 12/31/25	250,657	238,202
0.375% 1/31/26	13	12
0.375% 7/31/27	260,622	241,961
0.375% 9/30/27	87,079	80,589
0.5% 11/30/23	258,541	254,410
0.5% 3/31/25	445,287	429,893
0.5% 2/28/26	141,262	134,524
0.5% 10/31/27	366,804	341,400
0.625% 10/15/24	203,600	198,526
0.625% 7/31/26	191,003	181,886
0.625% 11/30/27	38,449	35,990
0.625% 12/31/27	158,815	148,548
0.625% 5/15/30	400,783	364,212
0.625% 8/15/30	61,025	55,302
0.75% 12/31/23	352,373	347,968
0.75% 11/15/24	275,700	269,346
0.75% 4/30/26	154,015	147,866
0.75% 5/31/26	105,954	101,633
0.75% 8/31/26	311,687	298,270
0.875% 1/31/24 (e)	249,703	247,001
0.875% 6/30/26	77,111	74,313
0.875% 9/30/26	329,300	316,578
0.875% 11/15/30	489,317	452,026
1.125% 10/31/26	129,900	126,226
1.125% 2/28/27	168,691	163,663
1.125% 2/29/28	271,073	260,802
1.125% 8/31/28	66,455	63,600
1.125% 2/15/31	33,000	31,091
1.25% 7/31/23	61,057	61,028
1.25% 8/31/24	75,639	75,030
1.25% 5/31/28	80,900	78,217
1.25% 6/30/28	385,132	371,983
1.25% 8/15/31	539,598	512,365
1.375% 10/15/22	44	44
1.375% 6/30/23	53,472	53,556
1.375% 8/31/23	6,520	6,523
1.375% 9/30/23	35,710	35,722
1.375% 1/31/25	247,844	246,063
1.375% 8/31/26	48,197	47,418
1.375% 10/31/28	177,800	172,695
1.375% 12/31/28	110,100	106,900
1.375% 11/15/31 (d)	107,203	102,764
1.5% 8/15/22	4	4
1.5% 1/15/23	20	20
1.5% 3/31/23	464	466
1.5% 9/30/24	68,947	68,775
1.5% 10/31/24	228,411	227,778
1.5% 11/30/24	97,696	97,379
1.5% 8/15/26	217,512	215,201
1.5% 1/31/27	308,632	304,991
1.5% 11/30/28	43,341	42,434
1.5% 2/15/30	748,978	731,599
1.625% 8/31/22	94	94
1.625% 4/30/23	33,943	34,110
1.625% 5/31/23	42,756	42,970
1.625% 10/31/23	77,386	77,679
1.625% 2/15/26	0	0
1.625% 5/15/26	4,610	4,587
1.625% 11/30/26	47,365	47,099
1.625% 8/15/29	43,137	42,595
1.625% 5/15/31	194,747	191,362
1.75% 3/31/22	0	0
1.75% 5/31/22	15	15
1.75% 6/15/22	2	2
1.75% 6/30/22	34	34
1.75% 7/15/22	92	92
1.75% 9/30/22	59	59
1.75% 1/31/23	170	171
1.75% 6/30/24	55,355	55,614
1.75% 7/31/24	185,784	186,641
1.75% 12/31/24	348,812	350,079
1.75% 12/31/26	60,299	60,297
1.75% 11/15/29	15,116	15,067
1.875% 3/31/22	1	1
1.875% 5/31/22	4,077	4,091
1.875% 7/31/22	1	1
1.875% 8/31/22	52	53
1.875% 9/30/22	419	422
1.875% 10/31/22	16	16
1.875% 6/30/26	27,426	27,575
1.875% 2/15/32	135,769	136,342
2% 7/31/22	94	95
2% 11/30/22	38	39
2% 4/30/24	48,065	48,555
2% 5/31/24	81,133	81,973
2% 6/30/24	80,393	81,238
2% 2/15/25	2,987	3,018
2% 8/15/25	29,699	29,990
2% 11/15/26	38,758	39,190
2.125% 5/15/22	76	76
2.125% 6/30/22	3	3
2.125% 12/31/22	0	0
2.125% 11/30/23	95,579	96,737
2.125% 2/29/24	43,241	43,794
2.125% 3/31/24	337,874	342,190
2.125% 7/31/24	10,259	10,398
2.125% 9/30/24	73,836	74,828
2.125% 11/30/24	45,312	45,923
2.125% 5/15/25	47,954	48,621
2.25% 4/15/22	91	91
2.25% 12/31/23	2,408	2,443
2.25% 1/31/24	62,471	63,412
2.25% 4/30/24	149,766	152,095
2.25% 10/31/24	110,059	111,916
2.25% 11/15/24	70,614	71,817
2.25% 12/31/24	33,502	34,089
2.25% 11/15/25	87,313	88,973
2.25% 2/15/27	188,386	192,831
2.25% 8/15/27	547,221	560,752
2.25% 11/15/27	249,265	255,399
2.375% 3/15/22	21	21
2.375% 1/31/23	87	88
2.375% 2/29/24	99,996	101,758
2.375% 8/15/24	13,227	13,480
2.375% 5/15/29	47,853	49,642
2.5% 3/31/23	0	0
2.5% 8/15/23	79,851	81,233
2.5% 1/31/24	102,699	104,713
2.5% 5/15/24	8,238	8,410
2.5% 1/31/25	122,879	125,908
2.5% 2/28/26	74,840	77,027
2.625% 6/30/23	51,308	52,224
2.625% 12/31/23	25,383	25,929
2.625% 3/31/25	13,181	13,567
2.625% 12/31/25	110,580	114,286
2.625% 2/15/29	58,684	61,760
2.75% 4/30/23	51,399	52,312
2.75% 5/31/23	30,214	30,785
2.75% 8/31/23	150,219	153,364
2.75% 11/15/23	59,020	60,359
2.75% 2/15/24	111,439	114,217
2.75% 2/28/25	17,306	17,861
2.75% 6/30/25	16,978	17,561
2.75% 2/15/28	106,183	111,902
2.875% 9/30/23 (e)	224,937	230,270
2.875% 10/31/23	156,060	159,815
2.875% 11/30/23	62,529	64,105
2.875% 4/30/25	55,513	57,566
2.875% 5/31/25	99,228	102,930
2.875% 5/15/28	144,444	153,404
2.875% 8/15/28	236,234	251,359
3% 10/31/25	23,647	24,717
3.125% 11/15/28	20,556	22,233

TOTAL U.S. TREASURY OBLIGATIONS		23,402,051

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,341,828)		24,052,654

U.S. Government Agency - Mortgage Securities - 27.8%
Fannie Mae - 12.6%
12 month U.S. LIBOR + 1.510% 1.788% 11/1/34 (a)(c)	1,890	1,967
12 month U.S. LIBOR + 1.640% 1.992% 4/1/41 (a)(c)	388	407
12 month U.S. LIBOR + 1.880% 2.149% 11/1/34 (a)(c)	155	162
1.5% 12/1/35 to 11/1/51	482,629	458,972
2% 5/1/23 to 3/1/52	2,438,576	2,364,143
2.5% 7/1/26 to 3/1/52	1,471,129	1,463,362
3% 3/1/26 to 3/1/52	1,163,806	1,188,227
3.5% 4/1/22 to 8/1/50	714,854	745,337
4% 5/1/24 to 1/1/52	593,361	624,686
4% 11/1/41	9	10
4.5% to 4.5% 7/1/22 to 12/1/50	236,940	252,587
5% 3/1/23 to 1/1/51	113,370	123,405
5.5% 7/1/23 to 6/1/49	45,176	50,264
6% to 6% 2/1/23 to 7/1/41	13,013	14,739
6.5% 7/1/24 to 6/1/40	4,923	5,676

TOTAL FANNIE MAE		7,293,944

Freddie Mac - 8.8%
12 month U.S. LIBOR + 1.940% 2.202% 9/1/37 (a)(c)	184	194
U.S. TREASURY 1 YEAR INDEX + 1.710% 1.835% 3/1/36 (a)(c)	1,576	1,651
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.338% 12/1/35 (a)(c)	755	794
U.S. TREASURY 1 YEAR INDEX + 2.250% 2.375% 3/1/35 (a)(c)	325	340
1.5% 3/1/36 to 12/1/51	506,718	481,328
2% 6/1/23 to 2/1/52	1,831,872	1,768,196
2% 9/1/35	9,311	9,264
2% 10/1/35	60,019	59,720
2.5% 2/1/27 to 3/1/52	1,369,032	1,359,430
3% 10/1/26 to 1/1/52	533,653	544,755
3% 8/1/47	170	174
3.5% 9/1/25 to 1/1/52	410,460	427,864
3.5% 8/1/47	306	319
3.5% 9/1/47	160	167
3.5% 9/1/47	8,499	8,883
3.5% 10/1/48	297	308
4% 9/1/24 to 1/1/52	203,533	214,413
4.5% 5/1/23 to 9/1/50	113,701	121,126
5% 4/1/23 to 6/1/50	31,412	34,191
5.5% 5/1/23 to 6/1/49	18,301	20,227
6% 4/1/32 to 8/1/37	444	495
6.5% 8/1/36 to 12/1/37	93	107

TOTAL FREDDIE MAC		5,053,946

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	52	53
2.5% 12/1/31	4	4
2.5% 1/1/32	43	44
2.5% 2/1/32	72	73

TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		174

Ginnie Mae - 5.7%
3.5% 10/15/40 to 6/20/51	494,737	516,431
4% 1/15/25 to 3/20/51	241,397	253,791
5% 1/20/39 to 4/20/49	43,933	47,796
1.5% 10/20/43 to 12/20/51	12,544	11,768
1.5% 3/1/52 (f)	400	375
2% 10/20/50 to 1/20/52	831,315	813,769
2% 3/1/52 (f)	650	635
2% 3/1/52 (f)	650	635
2% 3/1/52 (f)	2,400	2,346
2% 3/1/52 (f)	2,550	2,492
2.5% 10/20/42 to 2/20/52	812,297	813,357
2.5% 3/1/52 (f)	10,950	10,942
2.5% 3/1/52 (f)	54,700	54,661
3% 4/15/42 to 7/20/51	634,777	650,612
4.5% to 4.5% 3/20/33 to 5/20/51	113,489	121,020
5.5% 10/20/32 to 6/20/49	10,027	11,039
6% to 6% 5/20/34 to 12/15/40	3,674	4,133
6.5% 8/20/36 to 1/15/39	676	771

TOTAL GINNIE MAE		3,316,573

Uniform Mortgage Backed Securities - 0.7%
2% 3/1/37 (f)	52,400	51,999
2% 3/1/52 (f)	136,700	131,052
2.5% 3/1/52 (f)	12,750	12,577
2.5% 3/1/52 (f)	203,400	200,635
3.5% 3/1/52 (f)	1,900	1,957
3.5% 3/1/52 (f)	1,450	1,493

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		399,713

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $16,499,095)		16,064,350

Asset-Backed Securities - 0.3%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$8,480	$8,351
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	171	171
Series 2021-1 Class A3, 0.34% 12/15/25	28,930	28,344
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	7,663	7,714
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	3,841	3,963
Series 2018-A6 Class A6, 3.21% 12/7/24	7,807	7,923
Series 2018-A7 Class A7, 3.96% 10/13/30	13,250	14,690
Discover Card Execution Note Trust:
Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,569
Series 2018-A1 Class A1, 3.03% 8/15/25	15,778	16,036
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	28,930	28,776
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	15,654	15,761
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	22,077	21,808
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	28,930	28,711
TOTAL ASSET-BACKED SECURITIES
(Cost $185,887)		183,817

Commercial Mortgage Securities - 2.0%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	19,758	20,277
Series 2020-BN25 Class A5, 2.649% 1/15/63	13,860	13,627
Series 2020-BN28 Class A4, 1.844% 3/15/63	34,420	31,723
Series 2021-BN35 Class A5, 2.285% 6/15/64	17,000	16,120
BBCMS Mortgage Trust sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	21,650	20,606
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	14,050	12,977
Series 2021-B24 Class A5, 2.5843% 3/15/54	21,000	20,427
Series 2019-B12 Class A5, 3.1156% 8/15/52	21,765	22,070
Series 2019-B9 Class A5, 4.0156% 3/15/52	19,271	20,600
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	24,758	25,389
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,350	9,489
Series 2015-P1 Class A5, 3.717% 9/15/48	4,820	4,981
Series 2016-C1 Class A4, 3.209% 5/10/49	15,252	15,585
Series 2016-P4:
Class A4, 2.902% 7/10/49	17,668	17,833
Class AAB, 2.779% 7/10/49	8,960	9,040
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	26,333	26,747
Series 2013-CR7 Class A4, 3.213% 3/10/46	9,507	9,593
Series 2014-LC15 Class A4, 4.006% 4/10/47	8,801	9,040
Series 2013-CR6 Class A4, 3.101% 3/10/46	15,421	15,485
Series 2015-CR22 Class A5, 3.309% 3/10/48	15,963	16,312
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	10,325	10,635
Series 2019-C17:
Class A4, 2.7628% 9/15/52	15,495	15,343
Class A5, 3.0161% 9/15/52	15,495	15,600
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	61,560	61,564
Series 2020-K116 Class A2, 1.378% 7/25/30	52,330	48,771
Series 2020-K117 Class A2, 1.406% 8/25/30	26,700	24,980
Series 2020-K118 Class A2, 1.493% 9/25/30	12,680	11,912
Series 2020-K121 Class A2, 1.547% 10/25/30	17,800	16,750
Series 2021-K125 Class A2, 1.846% 1/25/31	6,900	6,635
Series 2021-K126 Class A2, 2.074% 1/25/31	9,820	9,622
Series 2021-K130 Class A2, 1.723% 6/25/31	8,450	8,012
Series 2021-K136 Class A2, 2.127% 11/25/31	23,110	22,597
Series K034 Class A2, 3.531% 7/25/23	7,396	7,570
Series K057 Class A2, 2.57% 7/25/26	13,112	13,386
Series K080 Class A2, 3.926% 7/25/28	13,633	14,996
Series 2017-K727 Class A2, 2.946% 7/25/24	21,990	22,382
Series 2021-K123 Class A2, 1.621% 12/25/30	23,430	22,151
Series K-1510 Class A2, 3.718% 1/25/31	12,204	13,483
Series K020 Class A2, 2.373% 5/25/22	4,239	4,241
Series K036 Class A2, 3.527% 10/25/23	7,375	7,568
Series K046 Class A2, 3.205% 3/25/25	27,365	28,352
Series K047 Class A2, 3.329% 5/25/25	3,172	3,302
Series K053 Class A2, 2.995% 12/25/25	5,844	6,044
Series K056 Class A2, 2.525% 5/25/26	17,052	17,378
Series K062 Class A1, 3.032% 9/25/26	10,819	11,058
Series K064 Class A2, 3.224% 3/25/27	14,175	14,884
Series K068 Class A2, 3.244% 8/25/27	19,564	20,618
Series K079 Class A2, 3.926% 6/25/28	6,394	7,022
Series K094 Class A2, 2.903% 6/25/29	42,266	44,083
Series K730 Class A2, 3.59% 1/25/25	31,786	32,968
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	6,090	6,122
Series 2014-GC26 Class A4, 3.364% 11/10/47	17,007	17,239
Series 2020-GC45 Class A5, 2.9106% 2/13/53	37,340	37,194
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	16,444	16,693
Series 2014-C21 Class A5, 3.7748% 8/15/47	27,734	28,534
Series 2014-C23 Class A5, 3.9342% 9/15/47	7,848	8,111
Series 2014-C24 Class A5, 3.6385% 11/15/47	21,419	21,981
Series 2015-C29 Class A4, 3.6108% 5/15/48	7,396	7,597
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	12,289	12,456
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	10,729	10,774
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	6,252	6,373
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1509% 8/15/46 (a)	15,525	15,780
Series 2015-C27 Class ASB, 3.557% 12/15/47	2,850	2,913
Series 2016-C28 Class ASB, 3.288% 1/15/49	4,701	4,789
Series 2015-C20 Class A4, 3.249% 2/15/48	12,100	12,356
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	14,620	14,422
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	26,608	26,554
Series 2019-C54 Class A4, 3.146% 12/15/52	1,900	1,933
Series 2020-C55 Class A5, 2.725% 2/15/53	13,158	12,987
Series 2018-C48 Class A5, 4.302% 1/15/52	16,065	17,428
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	6,738	6,790
Series 2014-C25 Class A5, 3.631% 11/15/47	11,874	12,203
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,203,744)		1,183,057

Municipal Securities - 0.7%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,990	14,115
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$3,880	$5,900
Series 2010 S1, 7.043% 4/1/50	5,830	9,512
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	20,340	31,992
Series 2010, 7.6% 11/1/40	10,660	17,060
Series 2018, 3.5% 4/1/28	10,590	11,279
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	6,985	6,520
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	7,500	10,862
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,305	7,114
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	13,000	11,832
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	1,915	1,902
Series 2021 C, 2.843% 11/1/46	12,000	11,397
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	5,200	5,083
3.293% 6/1/42	2,520	2,471
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	3,055	2,956
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	22,495	24,817
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,245	7,789
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,765	12,337
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,095	5,317
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,880	3,972
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	4,600	4,478
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	7,050	6,926
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,222
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,863	5,978
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	11,770	12,365
4.131% 6/15/42	11,770	12,158
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,415	10,471
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,815	11,048
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,065	6,724
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	16,750	15,890
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,255	5,268
Series 2010 164, 5.647% 11/1/40	4,280	5,543
Series 225, 3.175% 7/15/60	19,000	17,710
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,650	4,638
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,190	6,976
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	9,296	12,034
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	10,825	10,553
3.256% 5/15/60	11,000	11,221
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	825	1,079
Series 2015 AP, 3.931% 5/15/45	3,075	3,294
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,905	4,824
Series 2021 B, 2.584% 11/1/51	1,950	1,754
TOTAL MUNICIPAL SECURITIES
(Cost $355,198)		376,381

Foreign Government and Government Agency Obligations - 1.4%
Alberta Province:
1% 5/20/25	$29,000	$28,219
3.3% 3/15/28	8,204	8,743
British Columbia Province 2.25% 6/2/26	19,598	19,865
Canadian Government 2% 11/15/22	3,885	3,912
Chilean Republic:
2.55% 7/27/33	25,600	23,296
3.125% 1/21/26	1,000	1,024
3.24% 2/6/28	9,533	9,669
3.625% 10/30/42	10,743	10,205
3.86% 6/21/47	4,931	4,790
Export Development Canada:
2.625% 2/21/24	9,580	9,785
2.75% 3/15/23	37,520	38,059
Hungarian Republic:
5.75% 11/22/23	15,530	16,368
7.625% 3/29/41	5,992	8,661
Indonesian Republic:
2.85% 2/14/30	28,800	28,445
3.5% 2/14/50	22,000	20,340
Israeli State:
3.25% 1/17/28	11,825	12,387
3.375% 1/15/50	24,374	23,794
4% 6/30/22	5,753	5,811
Italian Republic:
2.375% 10/17/24	5,000	5,020
2.875% 10/17/29	22,000	21,611
4% 10/17/49	4,800	4,797
6.875% 9/27/23	4,931	5,309
Jordanian Kingdom 3% 6/30/25	2,059	2,125
Manitoba Province:
2.1% 9/6/22	1,561	1,569
2.125% 5/4/22	3,287	3,296
3.05% 5/14/24	1,233	1,269
Ontario Province:
0.625% 1/21/26	2,100	1,994
1.125% 10/7/30	19,710	18,083
2.25% 5/18/22	4,782	4,801
2.3% 6/15/26	11,728	11,874
2.5% 4/27/26	4,109	4,197
3.05% 1/29/24	9,580	9,836
Panamanian Republic:
3.16% 1/23/30	15,489	15,201
3.75% 3/16/25	3,260	3,351
4% 9/22/24	1,648	1,703
4.3% 4/29/53	4,663	4,370
4.5% 4/16/50	10,588	10,286
4.5% 4/1/56	16,400	15,706
Peruvian Republic:
1.862% 12/1/32	20,640	17,677
2.392% 1/23/26	4,000	3,908
2.78% 12/1/60	3,400	2,587
2.844% 6/20/30	13,427	12,880
3.55% 3/10/51	15,500	14,055
4.125% 8/25/27	11,881	12,511
6.55% 3/14/37	2,527	3,199
7.35% 7/21/25	4,000	4,588
Philippine Republic:
1.648% 6/10/31	15,000	13,220
2.65% 12/10/45	18,900	15,382
3% 2/1/28	15,613	15,751
3.95% 1/20/40	13,130	12,951
4.2% 1/21/24	4,087	4,195
6.375% 10/23/34	8,526	10,872
Polish Government:
3.25% 4/6/26	5,424	5,592
4% 1/22/24	29,736	30,653
5% 3/23/22	11,915	11,917
Quebec Province:
1.5% 2/11/25	23,700	23,535
2.5% 4/20/26	9,651	9,865
2.75% 4/12/27	10,504	10,899
2.875% 10/16/24	1,705	1,756
United Mexican States:
3.25% 4/16/30	10,971	10,658
3.5% 2/12/34	33,404	31,300
4.28% 8/14/41	36,000	33,696
4.35% 1/15/47	11,842	10,966
4.5% 1/31/50	7,600	7,163
4.6% 1/23/46	4,766	4,575
4.6% 2/10/48	14,422	13,759
4.75% 3/8/44	7,970	7,854
5.55% 1/21/45	3,218	3,511
6.05% 1/11/40	3,944	4,494
Uruguay Republic:
4.125% 11/20/45	3,903	4,241
4.375% 10/27/27	1,000	1,082
4.375% 1/23/31	13,021	14,334
4.975% 4/20/55	9,640	11,374
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $858,321)		816,771

Supranational Obligations - 1.2%
African Development Bank 0.875% 7/22/26	12,560	12,060
Asian Development Bank:
0.375% 9/3/25	33,075	31,475
0.5% 2/4/26	18,300	17,370
0.75% 10/8/30	16,000	14,553
1.5% 10/18/24	18,500	18,433
1.75% 9/13/22	11,728	11,780
2% 4/24/26	5,177	5,206
2.5% 11/2/27	5,505	5,683
2.625% 1/30/24	12,358	12,622
2.625% 1/12/27	5,342	5,534
2.75% 3/17/23	24,073	24,465
2.75% 1/19/28	30,926	32,405
Corporacion Andina de Fomento 4.375% 6/15/22	11,587	11,674
European Bank for Reconstruction & Development 2.125% 3/7/22	3,854	3,855
European Investment Bank:
0.75% 9/23/30	22,850	20,761
0.875% 5/17/30	5,482	5,049
1.25% 2/14/31	9,917	9,379
1.375% 5/15/23	20,000	20,031
1.875% 2/10/25	2,465	2,480
2% 12/15/22	11,642	11,728
2.25% 3/15/22	13,066	13,075
2.25% 8/15/22	1,545	1,555
2.25% 6/24/24	18,585	18,827
2.375% 6/15/22	11,504	11,561
2.375% 5/24/27	3,287	3,380
2.5% 3/15/23	17,257	17,484
2.5% 10/15/24	4,705	4,807
2.875% 8/15/23	8,702	8,887
3.125% 12/14/23	11,341	11,677
3.25% 1/29/24	1,644	1,699
Inter-American Development Bank:
0.625% 7/15/25	18,195	17,509
0.875% 4/20/26	41,600	39,937
1.75% 4/14/22	1,540	1,543
1.75% 9/14/22	5,054	5,078
1.75% 3/14/25	15,140	15,156
2% 6/2/26	3,287	3,306
2.125% 1/15/25	1,504	1,523
2.25% 6/18/29	15,711	16,040
2.375% 7/7/27	5,530	5,666
2.5% 1/18/23	5,719	5,793
3% 10/4/23	2,938	3,012
4.375% 1/24/44	7,165	9,448
International Bank for Reconstruction & Development:
0.375% 7/28/25	21,500	20,506
0.5% 10/28/25	27,127	25,871
0.75% 8/26/30	13,600	12,357
0.875% 5/14/30	16,633	15,306
1.25% 2/10/31	14,900	14,070
1.5% 8/28/24	16,286	16,243
1.625% 1/15/25	14,615	14,595
1.75% 4/19/23	5,505	5,538
1.875% 10/7/22	13,970	14,058
1.875% 6/19/23	11,208	11,292
1.875% 10/27/26	3,911	3,921
2.5% 3/19/24	3,123	3,183
2.5% 11/25/24	4,684	4,789
2.5% 7/29/25	3,114	3,189
7.625% 1/19/23	22,512	23,797
International Finance Corp.:
0.75% 8/27/30	9,070	8,284
2.875% 7/31/23	3,540	3,615
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $705,922)		694,120

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	2,075	2,629
Citibank NA 3.65% 1/23/24	20,544	21,238
Citizens Bank NA:
2.25% 4/28/25	$10,750	$10,715
2.65% 5/26/22	16,747	16,795
3.75% 2/18/26	11,093	11,646
Discover Bank 3.45% 7/27/26	10,477	10,789
Truist Bank:
3.3% 5/15/26	6,245	6,455
3.8% 10/30/26	2,573	2,710
U.S. Bank NA, Cincinnati 3.4% 7/24/23	8,218	8,406
TOTAL BANK NOTES
(Cost $88,945)		91,383
	Shares	Value (000s)

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.07% (g)	201,072,644	$201,113
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)	349,119,501	349,154
TOTAL MONEY MARKET FUNDS
(Cost $550,267)		550,267
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $59,301,390)		58,515,414
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(764,730)
NET ASSETS - 100%		$57,750,684

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $219,337,000 or 0.4% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $270,000.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$1,553,450	$5,585,335	$6,937,672	$171	$--	$--	$201,113	0.4%
Fidelity Securities Lending Cash Central Fund 0.07%	180,694	2,708,227	2,539,767	163	--	--	349,154	0.9%
Total	$1,734,144	$8,293,562	$9,477,439	$334	$--	$--	$550,267

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$14,502,614	$--	$14,502,614	$--
U.S. Government and Government Agency Obligations	24,052,654	--	24,052,654	--
U.S. Government Agency - Mortgage Securities	16,064,350	--	16,064,350	--
Asset-Backed Securities	183,817	--	183,817	--
Commercial Mortgage Securities	1,183,057	--	1,183,057	--
Municipal Securities	376,381	--	376,381	--
Foreign Government and Government Agency Obligations	816,771	--	816,771	--
Supranational Obligations	694,120	--	694,120	--
Bank Notes	91,383	--	91,383	--
Money Market Funds	550,267	550,267	--	--
Total Investments in Securities:	$58,515,414	$550,267	$57,965,147	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $340,708) — See accompanying schedule: Unaffiliated issuers (cost $58,751,123)	$57,965,147
Fidelity Central Funds (cost $550,267)	550,267
Total Investment in Securities (cost $59,301,390)		$58,515,414
Receivable for investments sold		270,563
Receivable for fund shares sold		94,865
Interest receivable		247,056
Distributions receivable from Fidelity Central Funds		42
Other receivables		494
Total assets		59,128,434
Liabilities
Payable for investments purchased
Regular delivery	$441,833
Delayed delivery	472,035
Payable for fund shares redeemed	108,186
Distributions payable	4,858
Accrued management fee	1,203
Other payables and accrued expenses	481
Collateral on securities loaned	349,154
Total liabilities		1,377,750
Net Assets		$57,750,684
Net Assets consist of:
Paid in capital		$58,595,539
Total accumulated earnings (loss)		(844,855)
Net Assets		$57,750,684
Net Asset Value, offering price and redemption price per share ($57,750,684 ÷ 4,996,568 shares)		$11.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$554,267
Income from Fidelity Central Funds (including $163 from security lending)		334
Total income		554,601
Expenses
Management fee	$7,323
Independent trustees' fees and expenses	100
Total expenses before reductions	7,423
Total expenses after reductions		7,423
Net investment income (loss)		547,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,735)
Total net realized gain (loss)		(25,735)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,035,306)
TBA sale commitments	1,199
Total change in net unrealized appreciation (depreciation)		(3,034,107)
Net gain (loss)		(3,059,842)
Net increase (decrease) in net assets resulting from operations		$(2,512,664)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$547,178	$1,034,120
Net realized gain (loss)	(25,735)	223,334
Change in net unrealized appreciation (depreciation)	(3,034,107)	(1,334,599)
Net increase (decrease) in net assets resulting from operations	(2,512,664)	(77,145)
Distributions to shareholders	(703,473)	(1,588,638)
Share transactions
Proceeds from sales of shares	10,510,329	22,603,202
Reinvestment of distributions	665,191	1,509,067
Cost of shares redeemed	(10,052,998)	(18,128,537)
Net increase (decrease) in net assets resulting from share transactions	1,122,522	5,983,732
Total increase (decrease) in net assets	(2,093,615)	4,317,949
Net Assets
Beginning of period	59,844,299	55,526,350
End of period	$57,750,684	$59,844,299
Other Information
Shares
Sold	882,428	1,843,063
Issued in reinvestment of distributions	55,952	122,632
Redeemed	(845,954)	(1,479,534)
Net increase (decrease)	92,426	486,161

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$12.57	$12.08	$11.26	$11.71	$11.96
Income from Investment Operations
Net investment income (loss)A,B	.110	.222	.291	.328	.302	.291
Net realized and unrealized gain (loss)	(.609)	(.245)	.481	.813	(.445)	(.250)
Total from investment operations	(.499)	(.023)	.772	1.141	(.143)	.041
Distributions from net investment income	(.111)	(.224)	(.282)	(.321)	(.300)	(.288)
Distributions from net realized gain	(.030)	(.123)	–	–	(.007)	(.003)
Total distributions	(.141)	(.347)	(.282)	(.321)	(.307)	(.291)
Net asset value, end of period	$11.56	$12.20	$12.57	$12.08	$11.26	$11.71
Total ReturnC,D	(4.11)%	(.17)%	6.48%	10.33%	(1.22)%	.39%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.03%G	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03%G	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03%G	.02%	.03%	.03%	.03%	.03%
Net investment income (loss)	1.86%G	1.81%	2.38%	2.87%	2.66%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$57,751	$59,844	$55,526	$44,339	$20,283	$15,180
Portfolio turnover rateH	61%G	76%	59%I	35%I	43%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity U.S. Bond Index Fund	$482

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred Trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$990,436
Gross unrealized depreciation	(1,726,836)
Net unrealized appreciation (depreciation)	$(736,400)
Tax cost	$59,251,814

The Fund elected to defer to its next fiscal year approximately $47,366,336 of capital losses recognized during the period November 1, 2020 to August 31, 2021.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Bond Index Fund	6,737,531	7,913,117

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of average net assets. This expense contract will remain in place through October 31, 2022.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Bond Index Fund	$18	$–	$–

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity U.S. Bond Index Fund	.03%
Actual		$1,000.00	$958.90	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high-quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover beyond portfolio management expenses, in prior years, the fund's unitary fee was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for expenses beyond portfolio management (including transfer agent fees, pricing and bookkeeping fees and fees paid to non-affiliated custodians), from the fund's unitary fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016.

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.05% to 0.03%, and (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.03% to 0.025%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016 and 2017, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate. The Board also considered other expenses such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees paid by FMR under the unitary fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.025%. These contractual arrangements terminate on October 31, 2021 and may not be amended to increase the fees or expenses payable by the fund except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

UII-UDV-SANN-0422
1.925933.110

Fidelity® Series Investment Grade Bond Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	59.5%
AAA	6.8%
AA	1.4%
A	7.1%
BBB	22.4%
BB and Below	5.0%
Not Rated	2.4%
Short-Term Investments and Net Other Assets*	(4.6)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*,**
Corporate Bonds	32.4%
U.S. Government and U.S. Government Agency Obligations	59.5%
Asset-Backed Securities	6.4%
CMOs and Other Mortgage Related Securities	4.7%
Municipal Bonds	0.8%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)***	(4.6)%

 * Foreign investments – 12.1%

 ** Futures and Swaps – 0.4%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.55% 12/1/33	$8,942,000	$8,293,930
3% 6/30/22	20,000,000	20,060,661
3.8% 12/1/57	53,998,000	50,661,075
4.3% 2/15/30	15,664,000	17,052,774
4.45% 4/1/24	2,655,000	2,771,744
4.75% 5/15/46	20,994,000	23,277,298
4.9% 6/15/42	3,728,000	4,119,999
5.55% 8/15/41	6,766,000	8,050,077
6.2% 3/15/40	16,798,000	20,484,285
6.3% 1/15/38	40,737,000	52,232,889
Verizon Communications, Inc.:
2.1% 3/22/28	32,783,000	31,662,700
2.55% 3/21/31	30,343,000	29,126,493
2.987% 10/30/56	33,707,000	28,739,578
3% 3/22/27	6,931,000	7,012,195
4.329% 9/21/28	11,520,000	12,543,971
4.5% 8/10/33	17,268,000	19,187,594
4.862% 8/21/46	18,891,000	22,587,364
5.012% 4/15/49	705,000	852,501
		358,717,128
Entertainment - 0.1%
The Walt Disney Co. 2.65% 1/13/31	25,000,000	24,758,840
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	49,397,000	49,758,428
4.908% 7/23/25	28,398,000	30,102,795
5.375% 5/1/47	56,404,000	59,520,927
5.75% 4/1/48	9,412,000	10,403,769
6.484% 10/23/45	26,013,000	31,081,425
Comcast Corp.:
3.9% 3/1/38	5,928,000	6,035,483
4.65% 7/15/42	14,116,000	15,994,521
Discovery Communications LLC:
3.625% 5/15/30	18,602,000	18,704,484
4.65% 5/15/50	50,307,000	51,427,216
Fox Corp.:
4.03% 1/25/24	6,818,000	7,064,532
4.709% 1/25/29	9,867,000	10,769,210
5.476% 1/25/39	9,730,000	11,344,060
5.576% 1/25/49	6,456,000	7,767,479
Time Warner Cable LLC:
4.5% 9/15/42	21,984,000	20,712,454
5.5% 9/1/41	15,667,000	16,700,441
5.875% 11/15/40	11,331,000	12,678,739
6.55% 5/1/37	50,619,000	60,837,966
6.75% 6/15/39	13,940,000	16,920,037
7.3% 7/1/38	32,280,000	40,404,658
		478,228,624
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	32,520,000	33,765,488
3.875% 4/15/30	47,090,000	48,695,354
4.375% 4/15/40	7,013,000	7,252,683
4.5% 4/15/50	13,777,000	14,363,348
		104,076,873

TOTAL COMMUNICATION SERVICES		965,781,465

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
3.7% 5/9/23	4,723,000	4,808,009
4.25% 5/15/23	10,018,000	10,307,074
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	30,649,000	30,760,475
3.125% 5/12/23 (a)	26,699,000	27,084,592
		72,960,150
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	19,479,788
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	9,188,000	9,626,113
3.6% 7/1/30	10,934,000	11,469,335
4.2% 4/1/50	5,533,000	5,914,985
		27,010,433
Household Durables - 0.0%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,380,796
5% 6/15/27	2,921,000	3,168,937
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,486,000	2,594,250
4.875% 11/15/25	28,000	29,710
4.875% 3/15/27	8,584,000	9,151,533
		17,325,226
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	25,757,000	26,196,578
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	4,393,226
AutoZone, Inc.:
3.625% 4/15/25	6,224,000	6,439,634
4% 4/15/30	28,926,000	30,737,621
Lowe's Companies, Inc. 4.5% 4/15/30	20,756,000	22,893,411
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	6,874,236
		71,338,128

TOTAL CONSUMER DISCRETIONARY		234,310,303

CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	52,011,000	57,568,607
4.9% 2/1/46	67,409,000	75,398,259
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,700,000	16,402,350
4.35% 6/1/40	15,700,000	16,743,088
4.5% 6/1/50	20,000,000	22,007,621
4.6% 6/1/60	15,700,000	17,160,116
4.75% 4/15/58	32,390,000	35,800,650
5.45% 1/23/39	25,203,000	30,024,770
5.55% 1/23/49	57,590,000	71,308,463
5.8% 1/23/59 (Reg. S)	61,052,000	78,253,019
		420,666,943
Food & Staples Retailing - 0.2%
Sysco Corp.:
3.25% 7/15/27	13,314,000	13,701,000
3.3% 2/15/50	16,790,000	15,062,945
5.95% 4/1/30	19,674,000	23,526,658
6.6% 4/1/50	27,580,000	38,371,565
		90,662,168
Food Products - 0.3%
General Mills, Inc. 2.875% 4/15/30	3,825,000	3,823,481
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (a)	46,350,000	43,569,464
3.625% 1/15/32 (a)	14,557,000	13,208,294
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	6,384,000	6,719,224
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (a)	47,005,000	41,482,383
5.5% 1/15/30 (a)	6,359,000	6,570,278
6.5% 4/15/29 (a)	5,120,000	5,433,600
		120,806,724
Tobacco - 0.7%
Altria Group, Inc.:
4.25% 8/9/42	26,130,000	23,856,240
4.5% 5/2/43	17,568,000	16,412,099
4.8% 2/14/29	4,818,000	5,204,838
5.375% 1/31/44	15,947,000	16,639,472
5.95% 2/14/49	6,241,000	6,932,565
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	56,649,000	56,883,012
4.25% 7/21/25 (a)	25,864,000	26,988,474
Reynolds American, Inc.:
4.45% 6/12/25	12,732,000	13,314,690
5.7% 8/15/35	6,607,000	7,219,071
5.85% 8/15/45	50,684,000	54,840,416
6.15% 9/15/43	11,136,000	12,368,277
7.25% 6/15/37	15,680,000	19,277,267
		259,936,421

TOTAL CONSUMER STAPLES		892,072,256

ENERGY - 4.3%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	315,000	329,672
4.85% 11/15/35	11,266,000	12,411,578
		12,741,250
Oil, Gas & Consumable Fuels - 4.3%
Canadian Natural Resources Ltd. 5.85% 2/1/35	12,899,000	15,171,986
Cenovus Energy, Inc.:
3.75% 2/15/52	4,200,000	3,789,558
4.25% 4/15/27	34,405,000	36,382,760
5.4% 6/15/47	5,584,000	6,283,327
6.75% 11/15/39	29,000,000	36,338,997
Columbia Pipeline Group, Inc. 4.5% 6/1/25	7,777,000	8,246,847
DCP Midstream Operating LP:
3.875% 3/15/23	40,552,000	41,008,210
5.6% 4/1/44	1,458,000	1,596,510
5.85% 5/21/43 (a)(b)	2,410,000	2,241,300
6.45% 11/3/36 (a)	7,882,000	9,532,077
6.75% 9/15/37 (a)	2,991,000	3,649,020
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	16,578,528
Enbridge, Inc.:
4% 10/1/23	15,502,000	15,902,251
4.25% 12/1/26	9,000,000	9,590,004
Energy Transfer LP:
3.75% 5/15/30	13,654,000	13,874,729
3.9% 5/15/24 (b)	7,783,000	7,982,998
4.2% 9/15/23	6,601,000	6,787,943
4.25% 3/15/23	5,605,000	5,712,270
4.5% 4/15/24	6,788,000	7,057,453
4.95% 6/15/28	22,521,000	24,221,017
5% 5/15/50	30,525,000	31,748,589
5.25% 4/15/29	11,043,000	12,120,172
5.4% 10/1/47	7,311,000	7,823,476
5.8% 6/15/38	12,558,000	13,936,666
6% 6/15/48	8,178,000	9,175,619
6.25% 4/15/49	7,585,000	8,759,085
Exxon Mobil Corp. 3.482% 3/19/30	71,930,000	75,953,313
Hess Corp.:
4.3% 4/1/27	27,012,000	28,557,105
5.6% 2/15/41	7,816,000	8,965,846
5.8% 4/1/47	19,267,000	23,055,902
7.125% 3/15/33	5,555,000	7,043,869
7.3% 8/15/31	7,267,000	9,215,445
7.875% 10/1/29	2,497,000	3,204,119
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,052,000	9,151,162
6.55% 9/15/40	2,324,000	2,860,129
Kinder Morgan, Inc. 5.55% 6/1/45	13,098,000	15,031,494
MPLX LP:
4.5% 7/15/23	9,847,000	10,109,314
4.8% 2/15/29	5,907,000	6,471,907
4.875% 12/1/24	15,019,000	15,914,703
5.5% 2/15/49	17,721,000	20,215,925
Occidental Petroleum Corp.:
3.2% 8/15/26	3,393,000	3,391,982
3.5% 8/15/29	10,687,000	10,633,565
4.3% 8/15/39	1,558,000	1,472,310
4.4% 8/15/49	1,559,000	1,480,723
5.55% 3/15/26	28,220,000	30,328,034
6.45% 9/15/36	24,570,000	28,931,175
6.6% 3/15/46	53,949,000	64,469,055
7.5% 5/1/31	40,626,000	49,259,025
Ovintiv, Inc. 8.125% 9/15/30	2,868,000	3,680,091
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	19,661,754
5.95% 1/28/31	16,396,000	15,247,460
6.35% 2/12/48	13,566,000	10,848,595
6.49% 1/23/27	38,273,000	39,287,235
6.5% 3/13/27	37,289,000	38,277,159
6.75% 9/21/47	95,358,000	78,517,777
6.84% 1/23/30	136,623,000	136,397,572
6.95% 1/28/60	19,817,000	16,360,915
7.69% 1/23/50	124,733,000	111,636,035
Phillips 66 Co.:
3.7% 4/6/23	2,495,000	2,548,866
3.85% 4/9/25	3,215,000	3,341,145
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	7,528,378
3.6% 11/1/24	6,687,000	6,843,430
3.65% 6/1/22	27,720,000	27,720,000
3.85% 10/15/23	25,000,000	25,526,354
4.65% 10/15/25	23,040,000	24,394,843
Sabine Pass Liquefaction LLC 4.5% 5/15/30	42,700,000	46,064,265
The Williams Companies, Inc.:
3.5% 11/15/30	45,511,000	46,264,686
3.7% 1/15/23	18,610,000	18,869,895
3.9% 1/15/25	6,023,000	6,254,649
4.3% 3/4/24	18,081,000	18,748,157
4.5% 11/15/23	8,697,000	9,018,305
4.55% 6/24/24	90,947,000	95,222,968
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	5,447,000	5,487,171
3.95% 5/15/50	17,552,000	17,364,431
Valero Energy Corp. 2.85% 4/15/25	1,230,000	1,239,010
Western Gas Partners LP:
3.95% 6/1/25	5,006,000	5,068,575
4.65% 7/1/26	8,954,000	9,277,687
4.75% 8/15/28	6,312,000	6,532,920
		1,634,457,822

TOTAL ENERGY		1,647,199,072

FINANCIALS - 14.9%
Banks - 6.1%
Bank of America Corp.:
2.299% 7/21/32 (b)	42,030,000	38,989,252
3.3% 1/11/23	24,341,000	24,750,068
3.419% 12/20/28 (b)	32,593,000	33,321,110
3.5% 4/19/26	28,726,000	29,754,283
3.864% 7/23/24 (b)	7,284,000	7,448,611
3.95% 4/21/25	43,026,000	44,617,746
4% 1/22/25	14,494,000	15,048,109
4.1% 7/24/23	35,942,000	37,131,984
4.183% 11/25/27	3,728,000	3,916,762
4.2% 8/26/24	41,416,000	43,122,270
4.25% 10/22/26	45,120,000	47,639,853
4.45% 3/3/26	10,553,000	11,244,498
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.984% 7/20/22 (a)(b)(c)	4,154,000	4,162,163
Barclays PLC:
2.852% 5/7/26 (b)	42,733,000	42,717,345
4.375% 1/12/26	34,752,000	36,614,626
4.836% 5/9/28	3,148,000	3,324,810
5.088% 6/20/30 (b)	44,892,000	47,885,969
5.2% 5/12/26	41,312,000	44,283,572
BNP Paribas SA 2.219% 6/9/26 (a)(b)	40,110,000	39,296,271
BPCE SA 4.875% 4/1/26 (a)	3,984,000	4,216,481
Citigroup, Inc.:
2.7% 10/27/22	17,775,000	17,924,726
2.75% 4/25/22	25,000,000	25,034,520
3.352% 4/24/25 (b)	27,281,000	27,826,613
4.05% 7/30/22	11,452,000	11,594,596
4.075% 4/23/29 (b)	14,005,000	14,735,695
4.125% 7/25/28	3,728,000	3,919,110
4.3% 11/20/26	9,646,000	10,258,286
4.4% 6/10/25	71,128,000	74,624,866
4.412% 3/31/31 (b)	57,587,000	62,393,659
4.45% 9/29/27	48,296,000	51,581,715
4.6% 3/9/26	10,087,000	10,757,607
5.3% 5/6/44	5,127,000	6,046,275
5.5% 9/13/25	18,506,000	20,173,213
Citizens Financial Group, Inc. 2.638% 9/30/32	32,329,000	29,981,138
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	14,950,000	14,927,754
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	40,643,000	41,169,708
Discover Bank 4.2% 8/8/23	35,498,000	36,535,772
First Citizens Bank & Trust Co. 3.929% 6/19/24 (b)	6,715,000	6,848,860
HSBC Holdings PLC:
4.25% 3/14/24	12,994,000	13,460,823
4.95% 3/31/30	7,768,000	8,592,611
5.25% 3/14/44	560,000	641,921
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,267,000	7,484,171
5.71% 1/15/26 (a)	81,601,000	86,012,962
JPMorgan Chase & Co.:
2.739% 10/15/30 (b)	55,000,000	53,733,161
2.956% 5/13/31 (b)	23,105,000	22,467,489
3.25% 9/23/22	53,888,000	54,540,404
3.797% 7/23/24 (b)	69,237,000	70,893,333
3.875% 9/10/24	56,148,000	58,227,824
4.125% 12/15/26	61,839,000	65,779,366
NatWest Group PLC:
3.073% 5/22/28 (b)	24,822,000	24,813,498
4.8% 4/5/26	20,881,000	22,387,732
5.125% 5/28/24	55,246,000	58,134,148
6% 12/19/23	48,200,000	51,127,850
6.1% 6/10/23	47,686,000	49,977,871
6.125% 12/15/22	83,360,000	86,123,707
NatWest Markets PLC 2.375% 5/21/23 (a)	46,436,000	46,749,997
Rabobank Nederland 4.375% 8/4/25	42,555,000	44,555,329
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (b)	29,541,000	28,695,288
Societe Generale:
1.038% 6/18/25 (a)(b)	87,080,000	83,789,398
1.488% 12/14/26 (a)(b)	51,731,000	48,354,583
4.25% 4/14/25 (a)	3,837,000	3,929,060
Synchrony Bank 3% 6/15/22	2,150,000	2,159,040
Wells Fargo & Co.:
2.406% 10/30/25 (b)	24,506,000	24,426,684
3.196% 6/17/27 (b)	34,559,000	35,089,565
4.478% 4/4/31 (b)	77,500,000	84,593,921
5.013% 4/4/51 (b)	114,738,000	141,287,159
Westpac Banking Corp. 4.11% 7/24/34 (b)	20,547,000	21,215,478
		2,325,064,269
Capital Markets - 4.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	31,867,568
4.25% 2/15/24	24,489,000	25,532,046
Ares Capital Corp.:
3.875% 1/15/26	65,900,000	66,812,273
4.2% 6/10/24	48,934,000	50,546,439
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	58,126,000	57,836,963
3.75% 3/26/25	31,994,000	32,814,108
3.8% 6/9/23	46,298,000	47,319,192
3.869% 1/12/29 (a)(b)	19,608,000	19,857,408
4.194% 4/1/31 (a)(b)	52,365,000	54,383,559
4.55% 4/17/26	1,588,000	1,676,915
Deutsche Bank AG 4.5% 4/1/25	70,869,000	72,854,355
Deutsche Bank AG New York Branch:
3.3% 11/16/22	50,117,000	50,651,915
4.1% 1/13/26	4,496,000	4,657,436
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	50,634,000	46,936,000
3.2% 2/23/23	87,089,000	88,156,536
3.272% 9/29/25 (b)	104,473,000	106,270,675
3.8% 3/15/30	82,860,000	86,311,208
4.25% 10/21/25	32,884,000	34,544,114
6.75% 10/1/37	31,825,000	41,814,920
Moody's Corp.:
3.25% 1/15/28	12,370,000	12,811,550
4.875% 2/15/24	11,615,000	12,180,093
Morgan Stanley:
3.125% 1/23/23	54,983,000	55,768,500
3.125% 7/27/26	7,974,000	8,128,335
3.622% 4/1/31 (b)	54,679,000	56,527,152
3.625% 1/20/27	8,956,000	9,329,994
3.737% 4/24/24 (b)	163,561,000	166,611,509
3.75% 2/25/23	55,561,000	56,619,649
3.875% 4/29/24	2,362,000	2,442,159
4.1% 5/22/23	24,196,000	24,830,535
4.431% 1/23/30 (b)	23,749,000	25,620,622
4.875% 11/1/22	45,005,000	46,028,125
5% 11/24/25	50,969,000	55,086,613
State Street Corp. 2.825% 3/30/23 (b)	3,707,000	3,710,256
UBS Group AG:
1.494% 8/10/27 (a)(b)	31,236,000	29,462,301
4.125% 9/24/25 (a)	27,816,000	29,146,418
		1,515,147,441
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	56,080,000	54,425,569
2.45% 10/29/26	20,465,000	19,744,167
2.875% 8/14/24	33,555,000	33,581,825
3% 10/29/28	21,434,000	20,644,563
3.3% 1/30/32	22,930,000	21,769,191
3.5% 5/26/22	1,802,000	1,809,535
4.125% 7/3/23	23,327,000	23,847,901
4.45% 4/3/26	16,892,000	17,638,654
4.875% 1/16/24	27,051,000	28,075,683
6.5% 7/15/25	19,270,000	21,229,745
Ally Financial, Inc.:
1.45% 10/2/23	11,838,000	11,688,857
3.05% 6/5/23	50,233,000	50,829,289
4.625% 3/30/25	10,429,000	10,959,915
5.125% 9/30/24	11,402,000	12,082,172
5.8% 5/1/25	27,438,000	29,692,371
8% 11/1/31	13,840,000	18,230,501
Capital One Financial Corp.:
2.6% 5/11/23	39,980,000	40,316,522
3.65% 5/11/27	72,123,000	74,687,957
3.8% 1/31/28	34,796,000	36,230,331
Discover Financial Services:
3.75% 3/4/25	20,000,000	20,711,275
3.85% 11/21/22	39,487,000	40,172,555
3.95% 11/6/24	17,423,000	18,081,575
4.1% 2/9/27	1,920,000	2,013,669
4.5% 1/30/26	25,399,000	27,030,401
5.2% 4/27/22	17,870,000	17,981,550
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	103,123,766
5.584% 3/18/24	33,908,000	35,264,320
Synchrony Financial:
2.85% 7/25/22	8,438,000	8,482,107
3.95% 12/1/27	42,034,000	43,301,821
4.25% 8/15/24	36,929,000	38,272,452
4.375% 3/19/24	29,366,000	30,365,530
5.15% 3/19/29	45,267,000	49,216,563
Toyota Motor Credit Corp. 2.9% 3/30/23	42,183,000	42,849,553
		1,004,351,885
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.85% 2/1/25	22,346,000	23,191,186
4.05% 7/1/30	26,564,000	27,558,660
4.125% 6/15/26	25,594,000	27,047,716
4.125% 5/15/29	28,249,000	29,872,912
Equitable Holdings, Inc. 3.9% 4/20/23	3,740,000	3,826,928
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	33,993,000	35,594,239
Pine Street Trust I 4.572% 2/15/29 (a)	31,229,000	33,598,844
Pine Street Trust II 5.568% 2/15/49 (a)	31,271,000	37,165,142
		217,855,627
Insurance - 1.6%
AIA Group Ltd.:
3.2% 9/16/40 (a)	18,698,000	17,500,019
3.375% 4/7/30 (a)	39,186,000	40,678,987
American International Group, Inc.:
2.5% 6/30/25	63,800,000	64,081,624
3.4% 6/30/30	63,800,000	65,596,195
3.875% 1/15/35	29,736,000	31,159,266
Five Corners Funding Trust II 2.85% 5/15/30 (a)	50,958,000	50,157,941
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	24,484,000	27,212,353
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	21,405,000	23,345,683
4.75% 3/15/39	9,822,000	11,255,576
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	37,673,000	35,498,389
Metropolitan Life Global Funding I 3% 1/10/23 (a)	15,204,000	15,432,011
Pacific LifeCorp 5.125% 1/30/43 (a)	32,228,000	37,616,436
Pricoa Global Funding I 5.375% 5/15/45 (b)	28,973,000	29,658,501
Prudential Financial, Inc. 3.935% 12/7/49	13,921,000	14,545,803
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	12,400,000	13,128,996
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	34,536,531
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	10,865,000	11,354,741
Unum Group:
3.875% 11/5/25	25,368,000	26,355,342
4% 6/15/29	24,228,000	25,595,461
5.75% 8/15/42	41,569,000	46,362,876
		621,072,731

TOTAL FINANCIALS		5,683,491,953

HEALTH CARE - 1.8%
Biotechnology - 0.1%
AbbVie, Inc. 3.25% 10/1/22	15,000,000	15,099,906
Health Care Providers & Services - 1.0%
Anthem, Inc. 3.3% 1/15/23	23,355,000	23,710,770
Centene Corp.:
2.45% 7/15/28	43,675,000	41,134,862
2.625% 8/1/31	20,375,000	18,786,973
3.375% 2/15/30	21,905,000	21,017,190
4.25% 12/15/27	25,155,000	25,749,916
4.625% 12/15/29	39,085,000	40,257,550
Cigna Corp.:
3.05% 10/15/27	17,500,000	17,858,788
4.375% 10/15/28	32,914,000	35,674,329
4.8% 8/15/38	20,493,000	22,829,841
4.9% 12/15/48	20,474,000	23,256,805
CVS Health Corp.:
3% 8/15/26	3,494,000	3,555,850
3.625% 4/1/27	9,782,000	10,250,186
4.78% 3/25/38	33,481,000	37,440,548
HCA Holdings, Inc. 4.75% 5/1/23	75,000	77,177
Sabra Health Care LP 3.2% 12/1/31	48,562,000	45,164,339
Toledo Hospital 5.325% 11/15/28	11,480,000	12,556,195
		379,321,319
Pharmaceuticals - 0.7%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	46,388,000	48,716,252
Elanco Animal Health, Inc.:
5.272% 8/28/23 (b)	17,308,000	17,827,240
5.9% 8/28/28 (b)	7,291,000	7,876,467
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	50,644,451
Utah Acquisition Sub, Inc. 3.95% 6/15/26	38,227,000	39,472,128
Viatris, Inc.:
1.125% 6/22/22	16,006,000	16,012,783
1.65% 6/22/25	5,144,000	4,969,830
2.7% 6/22/30	26,152,000	24,412,754
3.85% 6/22/40	11,393,000	10,679,587
4% 6/22/50	19,674,000	17,446,393
Zoetis, Inc. 3.25% 2/1/23	33,824,000	34,150,946
		272,208,831

TOTAL HEALTH CARE		666,630,056

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	15,580,000	16,148,820
BAE Systems PLC 3.4% 4/15/30 (a)	11,875,000	12,123,041
The Boeing Co.:
5.04% 5/1/27	15,531,000	16,872,070
5.15% 5/1/30	15,531,000	17,154,667
5.705% 5/1/40	15,530,000	18,090,803
5.805% 5/1/50	15,500,000	18,414,138
5.93% 5/1/60	15,530,000	18,440,604
		117,244,143
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	5,916,595
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	7,478,000	7,515,670
3% 9/15/23	5,123,000	5,176,222
3.375% 7/1/25	33,735,000	34,127,790
4.25% 2/1/24	30,862,000	31,867,303
4.25% 9/15/24	21,001,000	21,764,350
		100,451,335
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	11,478,000	11,743,276
4.25% 4/15/26 (a)	8,740,000	8,981,926
4.375% 5/1/26 (a)	25,641,000	26,404,334
5.25% 5/15/24 (a)	20,991,000	21,934,566
		69,064,102

TOTAL INDUSTRIALS		292,676,175

INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	6,431,000	6,694,086
5.85% 7/15/25	6,711,000	7,350,971
6.02% 6/15/26	8,322,000	9,286,095
6.1% 7/15/27	12,320,000	14,189,018
6.2% 7/15/30	10,663,000	12,619,999
		50,140,169
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (a)	8,829,000	8,323,659
2.45% 2/15/31 (a)	75,132,000	69,404,763
2.6% 2/15/33 (a)	75,132,000	68,566,608
3.5% 2/15/41 (a)	60,671,000	55,941,677
3.75% 2/15/51 (a)	28,473,000	26,568,255
		228,804,962
Software - 0.6%
Oracle Corp.:
1.65% 3/25/26	35,590,000	34,095,800
2.3% 3/25/28	56,229,000	53,576,072
2.8% 4/1/27	31,398,000	31,214,375
2.875% 3/25/31	59,040,000	56,351,124
3.6% 4/1/40	31,590,000	28,612,633
		203,850,004
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	1,713,000	1,737,965

TOTAL INFORMATION TECHNOLOGY		484,533,100

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	26,012,055
American Homes 4 Rent LP 2.375% 7/15/31	4,099,000	3,768,616
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	20,301,913
4.5% 12/1/28	20,395,000	22,268,408
Corporate Office Properties LP:
2.25% 3/15/26	8,922,000	8,773,300
2.75% 4/15/31	6,692,000	6,288,520
Duke Realty LP 3.25% 6/30/26	318,000	327,042
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	7,500,000	7,430,145
3.5% 8/1/26	7,811,000	8,091,767
Healthpeak Properties, Inc.:
3.25% 7/15/26	3,144,000	3,249,260
3.5% 7/15/29	3,594,000	3,719,884
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	46,048,062
Kimco Realty Corp. 3.375% 10/15/22	4,880,000	4,916,880
Kite Realty Group Trust:
4% 3/15/25	32,398,000	33,316,702
4.75% 9/15/30	50,933,000	54,858,058
LXP Industrial Trust (REIT):
2.7% 9/15/30	9,405,000	8,965,386
4.4% 6/15/24	8,452,000	8,732,488
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	28,913,000	26,554,492
3.625% 10/1/29	33,134,000	32,539,008
4.375% 8/1/23	6,684,000	6,857,509
4.5% 1/15/25	14,849,000	15,464,404
4.5% 4/1/27	74,033,000	78,144,338
4.75% 1/15/28	36,570,000	38,301,008
4.95% 4/1/24	7,995,000	8,351,973
5.25% 1/15/26	31,863,000	34,095,044
Piedmont Operating Partnership LP 2.75% 4/1/32	7,712,000	7,164,642
Realty Income Corp.:
2.2% 6/15/28	4,085,000	3,958,970
2.85% 12/15/32	5,025,000	4,886,644
3.25% 1/15/31	5,362,000	5,436,442
3.4% 1/15/28	8,338,000	8,584,149
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,977,000	6,128,049
5% 12/15/23	4,492,000	4,658,011
Simon Property Group LP:
2.45% 9/13/29	8,537,000	8,245,498
3.375% 12/1/27	17,457,000	17,996,338
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	13,536,306
4.25% 2/1/26	16,356,000	16,997,417
Store Capital Corp.:
2.75% 11/18/30	10,084,000	9,518,508
4.625% 3/15/29	9,743,000	10,472,394
Ventas Realty LP:
3% 1/15/30	43,597,000	43,132,529
3.5% 2/1/25	8,762,000	9,026,332
4% 3/1/28	12,591,000	13,380,989
4.125% 1/15/26	8,982,000	9,513,026
4.75% 11/15/30	53,358,000	59,605,082
Vornado Realty LP 2.15% 6/1/26	10,254,000	9,955,044
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	7,389,474
4% 2/1/25	32,062,000	33,470,615
4.6% 4/1/24	2,875,000	2,999,538
		813,432,259
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	34,906,000	35,305,784
3.95% 11/15/27	24,749,000	25,808,374
4.1% 10/1/24	30,631,000	31,731,055
4.55% 10/1/29	31,499,000	33,868,579
CBRE Group, Inc.:
2.5% 4/1/31	30,503,000	28,884,071
4.875% 3/1/26	4,233,000	4,588,880
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,072,260
Mid-America Apartments LP 4% 11/15/25	447,000	469,376
Post Apartment Homes LP 3.375% 12/1/22	2,416,000	2,436,781
Sun Communities Operating LP:
2.3% 11/1/28	8,675,000	8,194,310
2.7% 7/15/31	23,304,000	21,922,550
Tanger Properties LP:
2.75% 9/1/31	23,464,000	21,342,246
3.125% 9/1/26	16,163,000	16,093,078
3.875% 7/15/27	8,715,000	9,009,239
		240,726,583

TOTAL REAL ESTATE		1,054,158,842

UTILITIES - 1.1%
Electric Utilities - 0.5%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,653,599
Cleco Corporate Holdings LLC 3.375% 9/15/29	19,437,000	19,169,274
Duke Energy Corp. 2.45% 6/1/30	14,856,000	14,115,517
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	7,078,000	6,596,729
2.775% 1/7/32 (a)	24,917,000	23,455,194
Entergy Corp. 2.8% 6/15/30	15,246,000	14,651,155
Eversource Energy 2.8% 5/1/23	32,099,000	32,385,200
Exelon Corp.:
4.05% 4/15/30	9,268,000	9,834,804
4.7% 4/15/50	4,127,000	4,678,101
FirstEnergy Corp. 7.375% 11/15/31	31,029,000	38,850,790
IPALCO Enterprises, Inc. 3.7% 9/1/24	11,464,000	11,731,913
		185,122,276
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	5,770,401	6,849,826
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	9,377,000	9,643,763
The AES Corp.:
3.3% 7/15/25 (a)	45,861,000	46,081,133
3.95% 7/15/30 (a)	39,983,000	40,790,657
		96,515,553
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	4,303,000	4,419,137
NiSource, Inc.:
2.95% 9/1/29	47,860,000	47,187,791
5.8% 2/1/42	11,523,000	13,771,364
5.95% 6/15/41	17,565,000	21,606,318
Puget Energy, Inc.:
4.1% 6/15/30	17,963,000	18,630,986
5.625% 7/15/22	1,783,000	1,792,627
Sempra Energy 6% 10/15/39	1,481,000	1,882,291
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 2.6189% 5/15/67 (b)(c)	14,096,000	11,276,800
		120,567,314

TOTAL UTILITIES		409,054,969

TOTAL NONCONVERTIBLE BONDS
(Cost $12,038,890,755)		12,329,908,191

U.S. Treasury Obligations - 40.3%
U.S. Treasury Bonds:
1.75% 8/15/41	$238,590,000	$218,682,647
1.875% 11/15/51	440,986,000	411,426,157
2% 11/15/41 (d)	314,110,000	300,711,245
2% 8/15/51	1,498,710,000	1,437,590,733
2.25% 2/15/52	261,840,000	266,749,500
2.875% 5/15/49	264,876,000	300,934,314
3% 2/15/47	647,997,000	735,982,843
U.S. Treasury Notes:
0.125% 1/31/23	454,700,000	450,792,422
0.25% 5/15/24	683,749,000	664,758,938
0.25% 7/31/25	780,659,000	743,394,727
0.25% 9/30/25	206,099,000	195,616,933
0.375% 12/31/25	914,223,000	868,797,545
0.375% 1/31/26	520,980,000	494,157,668
0.75% 4/30/26	1,332,810,000	1,279,601,719
0.875% 9/30/26 (d)(e)	418,050,000	401,899,554
1.125% 10/31/26	500,000,000	485,859,375
1.125% 8/31/28	300,720,000	287,798,438
1.125% 2/15/31 (f)	505,051,000	475,833,012
1.25% 5/31/28	2,419,052,000	2,338,826,391
1.25% 9/30/28	50,800,000	48,970,407
1.375% 11/15/31 (d)	883,737,000	847,144,765
1.5% 11/30/28	250,000,000	244,765,625
1.75% 1/31/29	659,088,000	655,689,578
1.875% 2/28/27	350,000,000	352,324,217
2.125% 7/31/24	24,323,300	24,652,044
2.125% 11/30/24	379,473,000	384,586,991
2.25% 4/30/24	30,464,300	30,937,925
2.25% 12/31/24	175,486,000	178,563,859
2.75% 6/30/25	207,274,300	214,399,354
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,954,166,525)		15,341,448,926

U.S. Government Agency - Mortgage Securities - 18.3%
Fannie Mae - 6.0%
12 month U.S. LIBOR + 1.360% 1.615% 10/1/35 (b)(c)	26,843	27,826
12 month U.S. LIBOR + 1.440% 1.82% 4/1/37 (b)(c)	48,248	50,132
12 month U.S. LIBOR + 1.460% 1.856% 1/1/35 (b)(c)	52,901	54,933
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (b)(c)	26,568	27,644
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (b)(c)	2,972	3,097
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (b)(c)	31,366	32,795
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (b)(c)	50,323	52,498
12 month U.S. LIBOR + 1.620% 1.907% 5/1/35 (b)(c)	106,151	110,766
12 month U.S. LIBOR + 1.620% 1.922% 3/1/33 (b)(c)	68,421	70,991
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (b)(c)	44,349	46,307
12 month U.S. LIBOR + 1.630% 1.945% 11/1/36 (b)(c)	95,356	99,686
12 month U.S. LIBOR + 1.640% 1.881% 5/1/36 (b)(c)	103,899	108,857
12 month U.S. LIBOR + 1.640% 1.944% 6/1/47 (b)(c)	110,180	116,025
12 month U.S. LIBOR + 1.680% 1.956% 7/1/43 (b)(c)	79,772	83,271
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (b)(c)	401,975	420,912
12 month U.S. LIBOR + 1.710% 1.927% 8/1/35 (b)(c)	7,615	7,970
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (b)(c)	77,771	81,823
12 month U.S. LIBOR + 1.730% 2.002% 3/1/40 (b)(c)	106,869	111,704
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (b)(c)	139,147	146,195
12 month U.S. LIBOR + 1.750% 2.064% 7/1/35 (b)(c)	54,202	56,610
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (b)(c)	264,766	278,010
12 month U.S. LIBOR + 1.800% 2.054% 12/1/40 (b)(c)	3,079,494	3,234,055
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (b)(c)	227,213	237,523
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (b)(c)	77,087	80,662
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (b)(c)	351,328	370,440
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (b)(c)	140,637	148,045
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (b)(c)	123,574	129,523
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (b)(c)	9,484	9,944
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (b)(c)	125,927	128,752
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (b)(c)	53,164	56,261
12 month U.S. LIBOR + 1.950% 2.246% 9/1/36 (b)(c)	53,874	56,025
6 month U.S. LIBOR + 1.470% 1.6% 10/1/33 (b)(c)	16,002	16,589
6 month U.S. LIBOR + 1.500% 1.736% 1/1/35 (b)(c)	155,292	161,273
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (b)(c)	7,435	7,695
6 month U.S. LIBOR + 1.530% 1.719% 12/1/34 (b)(c)	30,952	32,142
6 month U.S. LIBOR + 1.530% 1.736% 3/1/35 (b)(c)	45,491	47,289
6 month U.S. LIBOR + 1.550% 1.701% 10/1/33 (b)(c)	15,769	16,376
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (b)(c)	24,031	25,029
6 month U.S. LIBOR + 1.740% 1.865% 12/1/34 (b)(c)	2,564	2,680
6 month U.S. LIBOR + 1.960% 2.085% 9/1/35 (b)(c)	33,637	35,457
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (b)(c)	36,170	37,980
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (b)(c)	119,870	125,464
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.368% 12/1/33 (b)(c)	342,104	357,894
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (b)(c)	80,092	83,754
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.538% 5/1/35 (b)(c)	23,584	24,716
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.528% 7/1/34 (b)(c)	166,632	174,469
1.5% 8/1/50 to 11/1/51	15,010,979	13,934,544
2% 12/1/36 to 3/1/52	609,623,916	588,187,160
2.5% 4/1/31 to 3/1/52	622,223,874	618,256,893
3% 4/1/29 to 3/1/52 (d)(e)(g)	492,839,540	503,258,416
3.4% 7/1/42 to 9/1/42	66,667	69,622
3.5% 5/1/36 to 1/1/51	210,678,148	219,342,175
3.65% 5/1/42 to 8/1/42	21,359	22,437
3.9% 4/1/42	5,901	6,267
4% 3/1/36 to 7/1/48	141,412,868	150,216,497
4.25% 11/1/41	12,827	13,780
4.5% to 4.5% 6/1/24 to 9/1/49	131,923,170	141,646,419
5% 11/1/22 to 2/1/49	15,132,019	16,637,831
5.237% 8/1/41 (b)	1,853,707	2,023,309
5.5% 3/1/22 to 9/1/24	5,438	5,526
6% to 6% 10/1/22 to 1/1/42	8,273,793	9,431,261
6.5% 8/1/22 to 5/1/38	5,827,948	6,569,861
6.633% 2/1/39 (b)	1,097,997	1,190,877
7% to 7% 4/1/23 to 7/1/37	1,062,541	1,194,039
7.5% to 7.5% 9/1/22 to 9/1/32	518,603	574,831
8% 8/1/29 to 3/1/37	26,429	31,156
8.5% 9/1/22 to 9/1/25	312	330
9% 10/1/30	6,398	7,355

TOTAL FANNIE MAE		2,280,208,675

Freddie Mac - 4.5%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (b)(c)	53,553	55,248
12 month U.S. LIBOR + 1.370% 1.646% 3/1/36 (b)(c)	259,095	268,479
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (b)(c)	113,855	118,336
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (b)(c)	1,573,105	1,644,075
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (b)(c)	330,349	346,786
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (b)(c)	619,455	649,471
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (b)(c)	70,769	74,742
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (b)(c)	49,860	52,634
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (b)(c)	200,175	209,908
12 month U.S. LIBOR + 1.900% 2.167% 10/1/42 (b)(c)	205,089	215,554
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (b)(c)	405,352	428,025
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (b)(c)	536,299	566,094
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (b)(c)	140,823	148,576
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (b)(c)	390,373	412,590
12 month U.S. LIBOR + 1.960% 2.211% 6/1/33 (b)(c)	18,155	19,076
12 month U.S. LIBOR + 2.020% 2.327% 4/1/38 (b)(c)	80,876	85,020
12 month U.S. LIBOR + 2.030% 2.285% 3/1/33 (b)(c)	3,097	3,220
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (b)(c)	97,815	102,896
12 month U.S. LIBOR + 2.160% 2.41% 11/1/35 (b)(c)	14,996	15,741
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (b)(c)	148,322	155,770
6 month U.S. LIBOR + 1.120% 1.325% 8/1/37 (b)(c)	67,435	69,183
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (b)(c)(h)	5,734	5,976
6 month U.S. LIBOR + 1.650% 1.794% 4/1/35 (b)(c)	74,913	78,080
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (b)(c)	23,771	24,877
6 month U.S. LIBOR + 1.840% 1.97% 2/1/37 (b)(c)	34,477	36,233
6 month U.S. LIBOR + 1.880% 2.021% 10/1/36 (b)(c)	233,193	244,272
6 month U.S. LIBOR + 1.990% 2.164% 10/1/35 (b)(c)	85,964	90,146
6 month U.S. LIBOR + 2.020% 2.159% 6/1/37 (b)(c)	77,085	80,905
6 month U.S. LIBOR + 2.680% 2.841% 10/1/35 (b)(c)	41,357	43,627
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (b)(c)	158,734	166,140
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.371% 1/1/35 (b)(c)	3,350	3,511
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.387% 6/1/33 (b)(c)	296,493	309,919
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.516% 3/1/35 (b)(c)	545,587	571,709
1.5% 11/1/50 to 12/1/51	28,853,592	26,784,449
2% 12/1/36 to 2/1/52	469,007,811	451,312,472
2.5% 5/1/30 to 3/1/52	366,620,174	364,872,778
3% 6/1/31 to 3/1/52	274,243,763	279,675,330
3.5% 1/1/32 to 3/1/52	242,865,247	253,878,708
3.5% 8/1/47	7,499,219	7,810,091
4% 1/1/36 to 6/1/48	197,495,546	209,792,459
4% 4/1/48	51,971	54,681
4.5% 6/1/25 to 12/1/48	65,243,675	70,204,834
5% 7/1/33 to 7/1/41	17,989,999	19,863,870
5.5% 6/1/22	2,506	2,511
6% 1/1/23 to 12/1/37	1,902,217	2,134,480
6.5% 1/1/24 to 9/1/39	2,638,301	3,028,604
7% 3/1/26 to 9/1/36	1,071,001	1,216,759
7.5% 1/1/27 to 7/1/34	96,030	109,005
8% 7/1/24 to 4/1/32	20,768	23,438
8.5% 12/1/22 to 1/1/28	23,378	25,698

TOTAL FREDDIE MAC		1,698,086,986

Ginnie Mae - 3.7%
3.5% 10/20/40 to 5/20/50	111,660,335	117,076,042
4% 7/20/33 to 5/20/49	193,886,154	204,954,736
4.5% 6/20/33 to 5/20/42	38,116,912	41,502,973
5.5% 6/15/33 to 9/15/39	1,584,520	1,760,535
6% to 6% 10/15/30 to 5/15/40	3,139,801	3,535,163
7% to 7% 11/15/22 to 3/15/33	1,653,937	1,845,613
7.5% to 7.5% 9/15/22 to 9/15/31	298,248	323,638
8% 5/15/22 to 11/15/29	59,530	63,995
8.5% to 8.5% 11/15/27 to 1/15/31	25,053	28,260
9% 1/15/23	70	71
2% 1/20/52	65,070,414	63,680,835
2% 3/1/52 (i)	29,600,000	28,932,156
2% 3/1/52 (i)	29,650,000	28,981,028
2% 3/1/52 (i)	18,050,000	17,642,750
2% 3/1/52 (i)	60,350,000	58,988,365
2% 3/1/52 (i)	60,300,000	58,939,493
2% 3/1/52 (i)	41,850,000	40,905,768
2% 3/1/52 (i)	23,250,000	22,725,427
2% 3/1/52 (i)	24,350,000	23,800,608
2% 3/1/52 (i)	12,300,000	12,022,484
2.5% 7/20/51 to 12/20/51	69,772,101	69,825,190
2.5% 3/1/52 (i)	57,800,000	57,758,349
2.5% 3/1/52 (i)	57,550,000	57,508,529
2.5% 3/1/52 (i)	28,800,000	28,779,247
2.5% 3/1/52 (i)	28,800,000	28,779,247
2.5% 3/1/52 (i)	38,550,000	38,522,221
2.5% 3/1/52 (i)	32,725,000	32,701,418
2.5% 3/1/52 (i)	12,100,000	12,091,281
3% 4/15/42 to 10/20/51	178,304,512	182,147,245
3% 3/1/52 (i)	26,000,000	26,426,052
3% 3/1/52 (i)	24,750,000	25,155,568
3% 3/1/52 (i)	26,100,000	26,527,690
3% 3/1/52 (i)	13,200,000	13,416,303
3.5% 3/1/52 (i)	14,600,000	15,065,007
3.5% 3/1/52 (i)	6,100,000	6,294,284
3.5% 3/1/52 (i)	1,550,000	1,599,367
3.5% 3/1/52 (i)	8,750,000	9,028,686
3.5% 3/1/52 (i)	10,000,000	10,318,498
3.5% 3/1/52 (i)	1,750,000	1,805,737
3.5% 3/1/52 (i)	2,100,000	2,166,885
3.5% 3/1/52 (i)	4,350,000	4,488,547
3.5% 4/1/52 (i)	10,550,000	10,850,161
5% 12/15/32 to 4/20/48	19,844,106	21,897,900
6.5% 3/20/31 to 6/15/37	438,199	495,491

TOTAL GINNIE MAE		1,411,358,843

Uniform Mortgage Backed Securities - 4.1%
1.5% 3/1/37 (i)	30,150,000	29,339,719
1.5% 3/1/37 (i)	4,100,000	3,989,813
1.5% 3/1/37 (i)	13,000,000	12,650,625
1.5% 3/1/37 (i)	13,050,000	12,699,281
1.5% 3/1/52 (i)	30,100,000	27,901,493
1.5% 3/1/52 (i)	24,150,000	22,386,082
1.5% 3/1/52 (i)	24,100,000	22,339,734
1.5% 3/1/52 (i)	24,900,000	23,081,302
1.5% 3/1/52 (i)	3,300,000	3,058,968
1.5% 3/1/52 (i)	8,500,000	7,879,159
1.5% 4/1/52 (i)	8,150,000	7,543,263
2% 3/1/37 (i)	43,200,000	42,869,252
2% 3/1/37 (i)	67,700,000	67,181,675
2% 3/1/37 (i)	12,600,000	12,503,532
2% 3/1/37 (i)	22,800,000	22,625,439
2% 3/1/37 (i)	25,300,000	25,106,298
2% 3/1/37 (i)	15,000,000	14,885,157
2% 4/1/37 (i)	43,200,000	42,793,311
2% 4/1/37 (i)	34,300,000	33,977,096
2% 3/1/52 (i)	85,700,000	82,159,193
2% 3/1/52 (i)	85,750,000	82,207,127
2% 3/1/52 (i)	58,800,000	56,370,602
2% 3/1/52 (i)	8,800,000	8,436,417
2% 3/1/52 (i)	17,500,000	16,776,965
2% 3/1/52 (i)	8,700,000	8,340,548
2% 3/1/52 (i)	24,400,000	23,391,882
2% 4/1/52 (i)	40,350,000	38,619,840
2.5% 3/1/37 (i)	33,800,000	34,201,368
2.5% 3/1/52 (i)	60,550,000	59,726,883
2.5% 3/1/52 (i)	8,025,000	7,915,908
2.5% 3/1/52 (i)	8,025,000	7,915,908
2.5% 3/1/52 (i)	68,050,000	67,124,928
2.5% 3/1/52 (i)	34,400,000	33,932,366
2.5% 3/1/52 (i)	10,150,000	10,012,021
2.5% 3/1/52 (i)	18,350,000	18,100,550
2.5% 3/1/52 (i)	4,700,000	4,636,108
2.5% 3/1/52 (i)	4,600,000	4,537,468
2.5% 3/1/52 (i)	37,500,000	36,990,225
2.5% 3/1/52 (i)	9,200,000	9,074,935
2.5% 3/1/52 (i)	23,100,000	22,785,979
2.5% 4/1/52 (i)	53,400,000	52,563,526
3% 2/1/52 (i)	11,000,000	11,138,368
3% 3/1/52 (i)	32,200,000	32,514,478
3% 3/1/52 (i)	32,200,000	32,514,478
3% 3/1/52 (i)	20,800,000	21,003,141
3% 3/1/52 (i)	13,900,000	14,035,753
3% 3/1/52 (i)	30,800,000	31,100,805
3% 3/1/52 (i)	10,100,000	10,198,641
3.5% 3/1/52 (i)	15,800,000	16,273,997
3.5% 3/1/52 (i)	23,150,000	23,844,495
3.5% 3/1/52 (i)	16,100,000	16,582,997
3.5% 3/1/52 (i)	17,550,000	18,076,496
3.5% 3/1/52 (i)	13,300,000	13,698,997
3.5% 3/1/52 (i)	10,250,000	10,557,498
3.5% 3/1/52 (i)	18,400,000	18,951,996
3.5% 3/1/52 (i)	8,000,000	8,239,998
3.5% 3/1/52 (i)	9,650,000	9,939,498
3.5% 3/1/52 (i)	17,400,000	17,921,997
3.5% 3/1/52 (i)	44,950,000	46,298,491
3.5% 3/1/52 (i)	14,550,000	14,986,497
3.5% 3/1/52 (i)	11,800,000	12,153,998
3.5% 3/1/52 (i)	12,600,000	12,977,997
3.5% 3/1/52 (i)	24,600,000	25,337,995
3.5% 3/1/52 (i)	21,900,000	22,556,996

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,561,537,553

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,024,509,974)		6,951,192,057

Asset-Backed Securities - 6.4%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$15,623,410	$12,431,129
Series 2019-1 Class A, 3.844% 5/15/39 (a)	17,086,722	15,130,719
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	31,836,087	29,922,357
Class B, 4.458% 10/16/39 (a)	5,909,968	4,842,991
Series 2021-1A Class A, 2.95% 11/16/41 (a)	33,389,181	31,533,160
Series 2021-2A Class A, 2.798% 1/15/47 (a)	58,701,006	56,864,862
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	12,380,000	12,347,632
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (a)(b)(c)	8,704,000	8,659,827
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.3713% 10/17/34 (a)(b)(c)	21,227,000	21,049,351
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.244% 4/20/34 (a)(b)(c)	56,239,000	55,392,209
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.394% 7/20/34 (a)(b)(c)	27,167,000	26,962,487
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	13,777,991	12,797,666
Class B, 4.335% 1/16/40 (a)	2,733,802	1,960,115
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (a)(b)(c)	31,563,000	31,464,555
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2877% 4/25/34 (a)(b)(c)	18,644,000	18,478,124
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3713% 7/15/34 (a)(b)(c)	34,311,000	34,092,096
Ares LVIII CLO LLC Series 2022-58A Class AR, U.S. 90 Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.330% 1.5112% 1/15/35(a)(b)(c)	42,880,000	42,869,580
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.3113% 4/15/34 (a)(b)(c)	37,984,000	37,688,750
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4913% 4/17/33 (a)(b)(c)	12,146,000	12,098,205
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/36 (a)(b)(c)	21,905,000	21,807,216
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.2777% 4/25/34 (a)(b)(c)	40,974,000	40,549,714
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.474% 1/20/32 (a)(b)(c)	36,000,000	35,847,540
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.3119% 2/25/35 (b)(c)	341,707	341,145
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5713% 1/17/33 (a)(b)(c)	28,318,000	28,318,000
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (a)(b)(c)	33,084,000	32,898,134
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	34,857,806	33,832,073
Class AA, 2.487% 12/16/41 (a)(b)	4,686,354	4,595,738
Series 2021-1A Class A, 2.443% 7/15/46 (a)	48,221,718	46,336,244
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (a)(b)(c)	36,617,000	36,532,964
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	25,076,206	24,819,867
Class B, 5.095% 4/15/39 (a)	11,988,233	11,097,010
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	22,229,733	21,669,926
Series 2021-1A Class A, 3.474% 1/15/46 (a)	10,275,871	10,254,472
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (a)(b)(c)	26,444,000	26,270,739
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.32% 4/20/35 (a)(b)(c)(i)	39,364,000	39,344,594
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3877% 10/25/34 (a)(b)(c)	19,756,000	19,546,428
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.304% 4/20/34 (a)(b)(c)	32,995,000	32,526,405
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.424% 10/20/34 (a)(b)(c)	32,158,000	31,941,287
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5369% 10/25/37 (a)(b)(c)	163,797	164,183
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.454% 4/20/34 (a)(b)(c)	35,800,000	35,619,389
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.564% 1/20/34 (a)(b)(c)	47,700,000	47,488,689
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	1,669,357	1,671,962
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (a)	30,453,120	31,199,221
Series 2019-1A Class A23, 4.352% 5/20/49 (a)	2,764,125	2,867,863
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 1.3% 4/20/35 (a)(b)(c)(i)	22,130,000	22,124,622
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (a)(b)(c)	21,386,000	21,277,830
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4613% 1/18/32 (a)(b)(c)	25,810,000	25,793,456
Dryden Senior Loan Fund:
Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 1.4113% 1/16/32 (b)(c)	346,000	344,297
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4213% 4/17/33 (a)(b)(c)	23,800,000	23,799,905
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/35 (a)(b)(c)	29,140,000	28,975,796
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.2897% 2/20/35 (a)(b)(c)	16,803,000	16,705,055
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (a)(b)(c)	14,552,000	14,546,980
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 1/15/35 (a)(b)(c)	37,869,000	37,673,028
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4913% 1/15/34 (a)(b)(c)	7,800,000	7,768,683
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	18,105,988	17,856,008
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.358% 7/19/34 (a)(b)(c)	24,705,000	24,479,987
Class AR, 3 month U.S. LIBOR + 1.080% 1.5386% 11/16/34 (a)(b)(c)	32,500,000	32,220,208
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.7796% 11/20/33 (a)(b)(c)	33,900,000	33,818,471
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	12,821,934	12,226,623
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	13,911,854	13,518,137
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.2485% 10/22/34 (a)(b)(c)	22,628,000	22,500,582
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 1.33% 4/15/35 (a)(b)(c)(i)	30,000,000	29,992,650
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	29,320,000	29,475,484
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4513% 1/15/33 (a)(b)(c)	16,500,000	16,489,275
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1789% 1/22/28 (a)(b)(c)	23,869,768	23,788,372
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.388% 4/19/34 (a)(b)(c)	38,620,000	38,400,832
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 1.1926% 1/22/35 (a)(b)(c)	36,551,000	36,280,852
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.3613% 7/15/34 (a)(b)(c)	24,703,000	24,519,654
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.4589% 1/22/31 (a)(b)(c)	10,024,000	9,986,631
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.394% 10/20/34 (a)(b)(c)	7,927,000	7,878,249
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 1.2622% 10/25/34 (a)(b)(c)	39,908,000	39,683,478
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.274% 4/20/34 (a)(b)(c)	31,864,000	31,487,368
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 1.251% 1/25/35 (a)(b)(c)	26,894,000	26,659,296
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.2313% 1/15/34 (a)(b)(c)	33,150,000	33,147,779
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.324% 10/20/30 (a)(b)(c)	36,977,000	36,771,852
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4319% 1/25/36 (b)(c)	590,017	589,321
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.384% 10/20/34 (a)(b)(c)	13,185,000	13,090,490
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	27,792,800	27,679,127
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (a)	26,530,000	26,616,265
Class A2II, 4.008% 12/5/51 (a)	23,707,000	23,301,907
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	25,950,725	25,300,275
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.374% 4/20/34 (a)(b)(c)	46,460,000	46,222,543
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (a)(b)(c)	42,692,000	42,681,626
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	27,752,517	26,600,896
Class B, 4.335% 3/15/40 (a)	2,922,293	2,430,122
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	34,963,000	35,398,649
1.884% 7/15/50 (a)	12,544,000	12,261,293
2.328% 7/15/52 (a)	9,591,000	9,370,772
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.6728% 12/15/27 (a)(b)(c)	5,504,446	5,503,232
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.85% 4/23/35 (a)(b)(c)(i)	44,162,000	44,139,919
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (a)(b)(c)	4,219,000	4,203,757
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.228% 4/19/34 (a)(b)(c)	41,341,000	40,933,460
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.334% 4/20/33 (a)(b)(c)	28,900,000	28,631,548
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0469% 9/25/34 (b)(c)	103,261	102,266
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	32,382,984	31,659,577
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	41,355,134	40,106,970
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6411% 3/25/58 (a)(b)	155,045	158,429
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.776% 4/6/42 (a)(b)(c)	2,720,000	2,013,116
Treman Park CLO, Ltd. Series 2018-1A Class ARR, 3 month U.S. LIBOR + 1.070% 1.324% 10/20/28 (a)(b)(c)	8,610,305	8,602,815
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (a)	2,071,075	2,058,972
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.524% 7/20/32 (a)(b)(c)	35,926,000	35,810,318
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.408% 7/19/34 (a)(b)(c)	22,263,000	22,132,249
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (a)(b)(c)	44,263,000	43,966,571
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 7/16/34 (a)(b)(c)	22,574,000	22,429,549
TOTAL ASSET-BACKED SECURITIES
(Cost $2,478,996,759)		2,448,314,092

Collateralized Mortgage Obligations - 1.5%
Private Sponsor - 0.6%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	19,834,294	19,550,108
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	22,093,823	21,958,947
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	25,406,266	25,278,767
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (a)	15,370,865	15,297,014
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(b)	70,148	69,743
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4082% 5/27/37 (a)(b)(c)	98,347	96,880
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)(j)	314,589	31
Class AA1, 1 month U.S. LIBOR + 0.280% 0.4082% 5/27/37 (a)(b)(c)	392,784	374,737
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	1,147,000	1,151,386
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	9,560,688	9,759,445
Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	16,307,246	16,672,258
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (a)	18,669,831	18,269,033
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (a)(b)	26,898,288	26,743,141
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (a)	13,206,792	12,891,647
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (a)	29,169,795	28,843,668
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (a)	10,397,719	10,250,909
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (b)(c)	4,975	4,850
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8269% 9/25/43 (b)(c)	129,515	126,240
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.3798% 9/25/33 (b)	14,864	14,639

TOTAL PRIVATE SPONSOR		207,353,443

U.S. Government Agency - 0.9%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9869% 2/25/32 (b)(c)	21,031	21,385
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1367% 3/18/32 (b)(c)	38,988	39,791
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1869% 4/25/32 (b)(c)	44,346	45,388
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1869% 10/25/32 (b)(c)	58,187	59,441
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9369% 1/25/32 (b)(c)	20,977	21,296
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9131% 12/25/33 (b)(k)(l)	774,691	175,380
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.4931% 11/25/36 (b)(k)(l)	537,944	92,001
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	2,102	2,138
Series 1993-207 Class H, 6.5% 11/25/23	90,951	93,012
Series 1996-28 Class PK, 6.5% 7/25/25	36,195	37,112
Series 1999-17 Class PG, 6% 4/25/29	260,207	279,651
Series 1999-32 Class PL, 6% 7/25/29	288,441	311,131
Series 1999-33 Class PK, 6% 7/25/29	217,063	234,131
Series 2001-52 Class YZ, 6.5% 10/25/31	32,398	34,970
Series 2003-28 Class KG, 5.5% 4/25/23	34,927	35,688
Series 2005-102 Class CO 11/25/35 (m)	142,142	128,747
Series 2005-39 Class TE, 5% 5/25/35	30,240	32,995
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.0642% 8/25/35 (b)(l)	35,932	44,668
Series 2005-81 Class PC, 5.5% 9/25/35	394,169	432,285
Series 2006-12 Class BO 10/25/35 (m)	646,282	587,050
Series 2006-15 Class OP 3/25/36 (m)	742,410	662,134
Series 2006-37 Class OW 5/25/36 (m)	72,917	63,631
Series 2006-45 Class OP 6/25/36 (m)	232,462	203,259
Series 2006-62 Class KP 4/25/36 (m)	380,541	341,209
Series 2012-149:
Class DA, 1.75% 1/25/43	3,062,031	3,013,029
Class GA, 1.75% 6/25/42	3,335,016	3,291,440
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	50,247	53,963
Series 1999-25 Class Z, 6% 6/25/29	227,083	240,195
Series 2001-20 Class Z, 6% 5/25/31	292,810	317,360
Series 2001-31 Class ZC, 6.5% 7/25/31	153,495	164,035
Series 2002-16 Class ZD, 6.5% 4/25/32	98,147	106,178
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3631% 11/25/32 (b)(k)(l)	314,454	30,588
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	471,111	22,865
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4531% 12/25/36 (b)(k)(l)	389,629	80,058
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2531% 5/25/37 (b)(k)(l)	190,723	39,922
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.2713% 9/25/23 (b)(l)	4,914	5,301
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9131% 3/25/33 (b)(k)(l)	49,462	10,033
Series 2005-72 Class ZC, 5.5% 8/25/35	2,993,038	3,167,034
Series 2005-79 Class ZC, 5.9% 9/25/35	1,210,960	1,344,487
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.4988% 6/25/37 (b)(l)	190,239	353,946
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.4788% 7/25/37 (b)(l)	258,147	481,550
Class SB, 39.600% - 1 month U.S. LIBOR 38.4788% 7/25/37 (b)(l)	87,057	140,615
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1631% 3/25/38 (b)(k)(l)	1,299,647	232,294
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8631% 12/25/40 (b)(k)(l)	1,309,699	206,511
Class ZA, 4.5% 12/25/40	1,632,429	1,838,901
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	526,248	20,779
Series 2010-150 Class ZC, 4.75% 1/25/41	3,992,457	4,438,454
Series 2010-95 Class ZC, 5% 9/25/40	8,822,716	9,776,482
Series 2011-39 Class ZA, 6% 11/25/32	897,208	989,660
Series 2011-4 Class PZ, 5% 2/25/41	1,274,420	1,380,289
Series 2011-67 Class AI, 4% 7/25/26 (k)	157,484	6,171
Series 2011-83 Class DI, 6% 9/25/26 (k)	20,267	256
Series 2012-100 Class WI, 3% 9/25/27 (k)	2,303,380	150,694
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4631% 12/25/30 (b)(k)(l)	413,709	16,203
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3631% 6/25/41 (b)(k)(l)	310,249	9,417
Series 2013-133 Class IB, 3% 4/25/32 (k)	931,693	35,022
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8631% 1/25/44 (b)(k)(l)	643,604	120,095
Series 2013-51 Class GI, 3% 10/25/32 (k)	2,382,195	162,045
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5331% 6/25/35 (b)(k)(l)	1,092,104	167,274
Series 2015-42 Class IL, 6% 6/25/45 (k)	3,840,618	735,990
Series 2015-70 Class JC, 3% 10/25/45	5,427,257	5,560,573
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	2,187,789	424,442
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	198,446	34,948
Series 343 Class 16, 5.5% 5/25/34 (k)	174,509	28,214
Series 348 Class 14, 6.5% 8/25/34 (b)(k)	129,660	27,596
Series 351:
Class 12, 5.5% 4/25/34 (b)(k)	81,458	14,613
Class 13, 6% 3/25/34 (k)	118,117	20,994
Series 359 Class 19, 6% 7/25/35 (b)(k)	69,943	13,717
Series 384 Class 6, 5% 7/25/37 (k)	774,503	135,615
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9911% 1/15/32 (b)(c)	16,191	16,475
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0911% 3/15/32 (b)(c)	23,825	24,317
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1911% 3/15/32 (b)(c)	23,892	24,401
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0911% 6/15/31 (b)(c)	42,657	43,415
Class FG, 1 month U.S. LIBOR + 0.900% 1.0911% 3/15/32 (b)(c)	13,371	13,618
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.4411% 5/15/37 (b)(c)	954,925	958,014
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	327,667	353,999
Series 2101 Class PD, 6% 11/15/28	25,178	27,195
Series 2104 Class PG, 6% 12/15/28	6,348	6,861
Series 2121 Class MG, 6% 2/15/29	128,037	138,197
Series 2131 Class BG, 6% 3/15/29	890,080	962,559
Series 2137 Class PG, 6% 3/15/29	146,556	158,562
Series 2154 Class PT, 6% 5/15/29	255,559	276,570
Series 2162 Class PH, 6% 6/15/29	50,276	54,117
Series 2520 Class BE, 6% 11/15/32	381,310	421,872
Series 2693 Class MD, 5.5% 10/15/33	1,050,692	1,113,298
Series 2802 Class OB, 6% 5/15/34	378,023	410,871
Series 3002 Class NE, 5% 7/15/35	934,926	1,008,128
Series 3110 Class OP 9/15/35 (m)	325,470	309,354
Series 3119 Class PO 2/15/36 (m)	905,819	804,986
Series 3121 Class KO 3/15/36 (m)	139,838	125,666
Series 3123 Class LO 3/15/36 (m)	508,416	452,811
Series 3145 Class GO 4/15/36 (m)	524,144	468,668
Series 3189 Class PD, 6% 7/15/36	803,494	900,860
Series 3225 Class EO 10/15/36 (m)	274,421	241,902
Series 3258 Class PM, 5.5% 12/15/36	348,114	383,389
Series 3415 Class PC, 5% 12/15/37	357,409	384,817
Series 3806 Class UP, 4.5% 2/15/41	1,614,334	1,711,630
Series 3832 Class PE, 5% 3/15/41	3,903,664	4,211,650
Series 4135 Class AB, 1.75% 6/15/42	2,497,308	2,467,514
Series 4765 Class PE, 3% 12/15/41	1,254,524	1,261,397
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,947	3,183
Series 2135 Class JE, 6% 3/15/29	71,084	76,240
Series 2274 Class ZM, 6.5% 1/15/31	90,766	96,772
Series 2281 Class ZB, 6% 3/15/30	176,340	189,814
Series 2303 Class ZV, 6% 4/15/31	84,460	91,717
Series 2357 Class ZB, 6.5% 9/15/31	671,077	742,601
Series 2502 Class ZC, 6% 9/15/32	178,933	197,747
Series 2519 Class ZD, 5.5% 11/15/32	240,764	262,996
Series 2546 Class MJ, 5.5% 3/15/23	23,560	24,065
Series 2601 Class TB, 5.5% 4/15/23	10,903	11,146
Series 2998 Class LY, 5.5% 7/15/25	107,079	114,316
Series 3871 Class KB, 5.5% 6/15/41	3,272,484	3,645,595
Series 4423 Class NJ, 3% 9/15/41	5,099,087	5,158,478
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4089% 2/15/36 (b)(k)(l)	254,110	40,790
Series 1658 Class GZ, 7% 1/15/24	5,042	5,286
Series 2013-4281 Class AI, 4% 12/15/28 (k)	1,326,226	44,622
Series 2017-4683 Class LM, 3% 5/15/47	5,553,073	5,661,855
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0089% 11/15/31 (b)(k)(l)	32,332	3,090
Series 2587 Class IM, 6.5% 3/15/33 (k)	6,305	1,249
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.5576% 8/15/24 (b)(l)	19	20
Class SD, 86.400% - 1 month U.S. LIBOR 83.9652% 8/15/24 (b)(l)	28	31
Series 2933 Class ZM, 5.75% 2/15/35	2,753,594	3,075,875
Series 2935 Class ZK, 5.5% 2/15/35	3,605,030	3,973,890
Series 2947 Class XZ, 6% 3/15/35	1,536,005	1,712,955
Series 2996 Class ZD, 5.5% 6/15/35	1,794,525	1,980,068
Series 3237 Class C, 5.5% 11/15/36	2,675,785	2,914,876
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4689% 11/15/36 (b)(k)(l)	1,161,166	223,937
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5589% 3/15/37 (b)(k)(l)	1,695,177	371,603
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5689% 4/15/37 (b)(k)(l)	2,446,344	483,647
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.3889% 6/15/37 (b)(k)(l)	872,727	149,216
Series 3949 Class MK, 4.5% 10/15/34	678,125	720,366
Series 4055 Class BI, 3.5% 5/15/31 (k)	987,208	39,174
Series 4149 Class IO, 3% 1/15/33 (k)	1,227,316	110,226
Series 4314 Class AI, 5% 3/15/34 (k)	345,045	16,983
Series 4427 Class LI, 3.5% 2/15/34 (k)	2,412,077	203,670
Series 4471 Class PA 4% 12/15/40	3,375,414	3,502,955
target amortization class Series 2156 Class TC, 6.25% 5/15/29	136,766	145,580
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0063% 2/15/24 (b)(c)	25,711	25,796
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	8,114	8,634
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	99,379	106,930
Series 2056 Class Z, 6% 5/15/28	265,116	286,004
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	6,986,924	7,485,463
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	8,555,073	9,158,340
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5643% 6/16/37 (b)(k)(l)	474,998	88,481
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6579% 3/20/60 (b)(c)(n)	6,112,208	6,125,606
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4379% 7/20/60 (b)(c)(n)	900,792	899,206
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4013% 9/20/60 (b)(c)(n)	1,077,126	1,074,554
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4013% 8/20/60 (b)(c)(n)	955,322	953,092
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4813% 12/20/60 (b)(c)(n)	2,264,571	2,262,955
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 12/20/60 (b)(c)(n)	2,321,410	2,324,744
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 2/20/61 (b)(c)(n)	2,510,326	2,513,747
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5913% 2/20/61 (b)(c)(n)	3,834,767	3,839,142
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 4/20/61 (b)(c)(n)	2,149,867	2,153,330
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6013% 5/20/61 (b)(c)(n)	3,786,936	3,792,610
Class FC, 1 month U.S. LIBOR + 0.500% 0.6013% 5/20/61 (b)(c)(n)	2,542,326	2,546,338
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6313% 6/20/61 (b)(c)(n)	3,009,883	3,015,642
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6513% 9/20/61 (b)(c)(n)	591,471	592,926
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7013% 10/20/61 (b)(c)(n)	3,408,228	3,419,222
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.5617% 8/20/42 (b)(c)	260,132	261,737
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8013% 11/20/61 (b)(c)(n)	3,415,094	3,432,386
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8013% 1/20/62 (b)(c)(n)	2,059,594	2,069,233
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7313% 1/20/62 (b)(c)(n)	2,944,977	2,956,463
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7313% 3/20/62 (b)(c)(n)	1,875,718	1,883,690
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7513% 5/20/61 (b)(c)(n)	38,228	38,436
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6213% 10/20/62 (b)(c)(n)	436,581	437,366
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4613% 3/20/63 (b)(c)(n)	544,961	544,341
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7013% 1/20/64 (b)(c)(n)	2,434,991	2,441,447
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7013% 12/20/63 (b)(c)(n)	10,264,622	10,288,291
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6013% 6/20/64 (b)(c)(n)	2,598,923	2,602,477
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4013% 3/20/65 (b)(c)(n)	25,211	25,154
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3813% 5/20/63 (b)(c)(n)	52,826	52,657
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3013% 4/20/63 (b)(c)(n)	48,468	48,248
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5013% 12/20/62 (b)(c)(n)	11,119	11,104
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.4117% 10/20/47 (b)(c)	474,866	474,272
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.5117% 11/20/48 (b)(c)	862,288	867,022
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4617% 5/20/48 (b)(c)	4,315,653	4,318,269
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4617% 6/20/48 (b)(c)	571,298	571,864
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4617% 6/20/48 (b)(c)	17,751,206	17,807,976
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.5617% 1/20/49 (b)(c)	7,054,993	7,112,254
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6617% 10/20/49 (b)(c)	2,500,038	2,512,781
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.6117% 2/20/49 (b)(c)	5,455,578	5,500,419
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.5617% 5/20/49 (b)(c)	5,653,086	5,706,958
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6617% 8/20/49 (b)(c)	3,858,176	3,897,808
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.6766% 12/20/40 (b)(l)	3,449,594	3,751,865
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	211,331	13,705
Series 2016-69 Class WA, 3% 2/20/46	5,803,769	5,924,356
Series 2017-134 Class BA, 2.5% 11/20/46	3,639,963	3,681,299
Series 2017-153 Class GA, 3% 9/20/47	6,767,667	6,892,606
Series 2017-182 Class KA, 3% 10/20/47	5,338,782	5,441,430
Series 2018-13 Class Q, 3% 4/20/47	7,031,919	7,159,468
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	1,365,902	1,419,002
Series 2010-160 Class DY, 4% 12/20/40	6,813,166	7,080,989
Series 2010-170 Class B, 4% 12/20/40	1,535,396	1,596,069
Series 2013-H06 Class HA, 1.65% 1/20/63 (n)	170,211	170,306
Series 2017-139 Class BA, 3% 9/20/47	12,215,990	12,489,788
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3743% 5/16/34 (b)(k)(l)	298,556	46,117
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0743% 8/17/34 (b)(k)(l)	277,336	54,128
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.4457% 6/16/37 (b)(l)	13,877	22,040
Series 2010-116 Class QB, 4% 9/16/40	1,696,597	1,773,057
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8243% 2/16/40 (b)(k)(l)	1,767,128	236,427
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4379% 5/20/60 (b)(c)(n)	2,713,296	2,708,564
Series 2011-52 Class HI, 7% 4/16/41 (k)	72,669	13,079
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9383% 7/20/41 (b)(k)(l)	666,431	117,061
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5743% 6/16/42 (b)(k)(l)	1,051,521	185,764
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.4511% 4/20/39 (b)(l)	93,124	93,984
Series 2013-149 Class MA, 2.5% 5/20/40	6,482,920	6,652,939
Series 2014-2 Class BA, 3% 1/20/44	12,095,868	12,338,395
Series 2014-21 Class HA, 3% 2/20/44	4,439,551	4,527,597
Series 2014-25 Class HC, 3% 2/20/44	7,634,500	7,714,396
Series 2014-5 Class A, 3% 1/20/44	6,718,724	6,786,317
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	78,830	79,244
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.87% 5/20/66 (b)(c)(n)	1,351,562	1,343,923
Series 2017-186 Class HK, 3% 11/16/45	740,899	753,987
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.72% 8/20/66 (b)(c)(n)	15,004,690	14,877,722
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2429% 5/20/65 (b)(n)	776,969	801,065

TOTAL U.S. GOVERNMENT AGENCY		344,404,192

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $552,383,683)		551,757,635

Commercial Mortgage Securities - 4.1%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.25% 1/15/39 (a)(b)(c)	23,840,000	23,634,788
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 1.65% 1/15/39 (a)(b)(c)	4,503,000	4,456,139
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.25% 1/15/39 (a)(b)(c)	3,215,000	3,182,033
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,600,000	38,477,665
Class ANM, 3.112% 11/5/32 (a)	22,568,000	22,452,443
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	5,065,000	4,967,177
Class CNM, 3.7186% 11/5/32 (a)(b)	2,095,000	2,018,713
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	965,000	1,008,538
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	26,882,405
Series 2019-BN24 Class A3, 2.96% 11/15/62	12,772,000	12,833,898
Series 2020-BN25 Class XB, 0.4398% 1/15/63 (b)(k)	27,800,000	900,378
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.7869% 11/25/35 (a)(b)(c)	17,348	16,562
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 0.7719% 1/25/36 (a)(b)(c)	42,997	41,308
Class M1, 1 month U.S. LIBOR + 0.670% 0.8619% 1/25/36 (a)(b)(c)	13,870	13,321
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.400% 0.5919% 12/25/36 (a)(b)(c)	95,200	90,871
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.4569% 3/25/37 (a)(b)(c)	24,279	23,130
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.4569% 7/25/37 (a)(b)(c)	71,576	68,621
Class A2, 1 month U.S. LIBOR + 0.320% 0.5069% 7/25/37 (a)(b)(c)	67,092	62,436
Class M1, 1 month U.S. LIBOR + 0.370% 0.5569% 7/25/37 (a)(b)(c)	22,898	22,078
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4769% 7/25/37 (a)(b)(c)	25,639	24,243
Class M1, 1 month U.S. LIBOR + 0.310% 0.4969% 7/25/37 (a)(b)(c)	13,602	12,993
Class M2, 1 month U.S. LIBOR + 0.340% 0.5269% 7/25/37 (a)(b)(c)	14,565	13,815
Class M3, 1 month U.S. LIBOR + 0.370% 0.5569% 7/25/37 (a)(b)(c)	23,352	21,298
Class M4, 1 month U.S. LIBOR + 0.500% 0.6869% 7/25/37 (a)(b)(c)	36,834	33,382
Class M5, 1 month U.S. LIBOR + 0.600% 0.7869% 7/25/37 (a)(b)(c)	15,514	18,445
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	4,281,027
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	7,001,827
Series 2019-B13 Class A4, 2.952% 8/15/57	25,034,000	25,095,293
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	53,708,132
Series 2019-B14 Class XA, 0.7822% 12/15/62 (b)(k)	148,699,050	6,245,092
Series 2020-B17 Class XA, 1.418% 3/15/53 (b)(k)	135,058,340	10,607,833
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.241% 11/15/28 (a)(b)(c)	18,140,000	18,003,324
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.8811% 10/15/36 (a)(b)(c)	43,844,000	42,856,054
Class B, 1 month U.S. LIBOR + 0.890% 1.0908% 10/15/36 (a)(b)(c)	6,559,000	6,394,795
Class C, 1 month U.S. LIBOR + 1.090% 1.2906% 10/15/36 (a)(b)(c)	8,779,000	8,515,237
Class D, 1 month U.S. LIBOR + 1.290% 1.4903% 10/15/36 (a)(b)(c)	8,523,000	8,245,628
Class E, 1 month U.S. LIBOR + 1.940% 2.1395% 10/15/36 (a)(b)(c)	29,632,000	28,667,659
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.0629% 2/15/39 (a)(b)(c)	58,289,000	57,705,480
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 1.3623% 2/15/39 (a)(b)(c)	17,563,000	17,373,799
Class C, CME TERM SOFR 1 MONTH INDEX + 1.560% 1.6117% 2/15/39(a)(b)(c)	17,563,000	17,378,678
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.0108% 2/15/39 (a)(b)(c)	17,563,000	17,375,445
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.067% 11/15/32 (a)(b)(c)	8,895,000	8,780,829
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.191% 11/15/32 (a)(b)(c)	22,313,227	22,174,620
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.816% 9/15/37 (a)(b)(c)	9,458,208	7,996,957
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.991% 11/15/35 (a)(b)(c)	11,123,700	11,081,321
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.491% 4/15/34 (a)(b)(c)	16,075,000	15,833,010
Class C, 1 month U.S. LIBOR + 1.600% 1.791% 4/15/34 (a)(b)(c)	10,627,000	10,440,374
Class D, 1 month U.S. LIBOR + 1.900% 2.091% 4/15/34 (a)(b)(c)	11,156,000	10,918,663
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.271% 10/15/36 (a)(b)(c)	15,196,300	15,062,190
Class C, 1 month U.S. LIBOR + 1.250% 1.441% 10/15/36 (a)(b)(c)	19,103,750	18,923,690
Class D, 1 month U.S. LIBOR + 1.450% 1.641% 10/15/36 (a)(b)(c)	27,059,750	26,788,384
Class E, 1 month U.S. LIBOR + 1.800% 1.991% 10/15/36 (a)(b)(c)	38,021,350	37,594,328
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.191% 4/15/34 (a)(b)(c)	32,462,000	32,097,114
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	53,422,987	50,838,372
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1411% 11/15/36 (a)(b)(c)	16,796,000	16,585,482
Class B, 1 month U.S. LIBOR + 1.250% 1.4411% 11/15/36 (a)(b)(c)	9,400,000	9,258,625
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (a)(b)(c)	43,496,514	43,007,779
Class B, 1 month U.S. LIBOR + 1.500% 1.691% 6/15/34 (a)(b)(c)	8,520,806	8,371,205
Class C, 1 month U.S. LIBOR + 1.750% 1.941% 6/15/34 (a)(b)(c)	9,625,741	9,360,183
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (a)(b)(c)	28,280,891	27,799,971
Class B, 1 month U.S. LIBOR + 1.900% 2.092% 8/15/36 (a)(b)(c)	8,707,735	8,491,750
Class C, 1 month U.S. LIBOR + 2.300% 2.492% 8/15/36 (a)(b)(c)	6,477,931	6,285,393
Class D, 1 month U.S. LIBOR + 3.050% 3.242% 8/15/36 (a)(b)(c)	7,998,252	7,721,509
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.8805% 9/10/58 (b)(k)	2,726,668	73,086
Series 2016-P6 Class XA, 0.5702% 12/10/49 (b)(k)	2,148,526	50,459
Series 2019-GC41 Class XA, 1.0556% 8/10/56 (b)(k)	14,925,077	895,405
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	50,000	50,514
Series 2014-CR18 Class A5, 3.828% 7/15/47	6,763,000	6,965,269
Series 2014-CR20 Class XA, 0.9843% 11/10/47 (b)(k)	632,026	13,325
Series 2014-LC17 Class XA, 0.7008% 10/10/47 (b)(k)	1,980,175	30,068
Series 2014-UBS6 Class XA, 0.8554% 12/10/47 (b)(k)	1,546,303	30,551
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.171% 5/15/36 (a)(b)(c)	3,742,000	3,711,951
Class B, 1 month U.S. LIBOR + 1.230% 1.421% 5/15/36 (a)(b)(c)	17,263,000	17,089,768
Class C, 1 month U.S. LIBOR + 1.430% 1.621% 5/15/36 (a)(b)(c)	4,157,000	4,115,291
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	10,007,159	9,767,358
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	19,432,000	19,540,656
Class B, 4.5349% 4/15/36 (a)	6,067,000	6,034,574
Class C, 4.782% 4/15/36 (a)(b)	4,009,000	3,962,089
Class D, 4.782% 4/15/36 (a)(b)	8,018,000	7,742,451
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38 (a)(b)(c)	59,815,000	58,581,148
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (a)(b)(c)	21,414,206	21,208,249
Class B, 1 month U.S. LIBOR + 1.380% 1.572% 7/15/38 (a)(b)(c)	12,195,940	12,050,590
Class C, 1 month U.S. LIBOR + 1.700% 1.892% 7/15/38 (a)(b)(c)	8,991,661	8,884,480
Class D, 1 month U.S. LIBOR + 2.250% 2.442% 7/15/38 (a)(b)(c)	18,020,095	17,783,646
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.891% 9/15/31 (a)(b)(c)	8,874,949	8,789,336
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.141% 10/15/36 (a)(b)(c)	26,417,000	26,134,872
Class B, 1 month U.S. LIBOR + 1.150% 1.341% 10/15/36 (a)(b)(c)	4,084,000	4,028,224
Class C, 1 month U.S. LIBOR + 1.550% 1.741% 10/15/36 (a)(b)(c)	3,365,000	3,316,585
Series 2014-GC20 Class XA, 0.9874% 4/10/47 (b)(k)	532,611	9,151
Series 2015-GC34 Class XA, 1.2199% 10/10/48 (b)(k)	1,341,986	48,591
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	2,674,000	2,711,750
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	8,446,877
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX Class A/S, 4.2707% 6/15/45	8,888,000	8,914,844
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	11,968,000	12,219,687
Class CFX, 4.9498% 7/5/33 (a)	4,047,000	4,126,804
Class DFX, 5.3503% 7/5/33 (a)	6,993,000	7,112,737
Class EFX, 5.5422% 7/5/33 (a)	8,515,000	8,572,067
Class XAFX, 1.116% 7/5/33 (a)(b)(k)	1,280,000	16,296
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (a)(b)(c)	39,307,010	38,519,490
Class B, 1 month U.S. LIBOR + 0.880% 1.071% 3/15/38 (a)(b)(c)	9,484,679	9,259,041
Class C, 1 month U.S. LIBOR + 1.100% 1.291% 3/15/38 (a)(b)(c)	5,967,612	5,803,226
Class D, 1 month U.S. LIBOR + 1.400% 1.591% 3/15/38 (a)(b)(c)	8,301,183	8,041,762
Class E, 1 month U.S. LIBOR + 1.750% 1.941% 3/15/38 (a)(b)(c)	7,252,354	7,034,435
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0466% 10/15/48 (b)(k)	1,593,474	45,531
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 1.041% 8/15/33 (a)(b)(c)	303,344	301,274
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (a)(b)(c)	34,300,000	33,928,281
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	49,092,000	49,213,390
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	12,119,319
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	7,093,000	6,978,095
Class C, 3.1771% 11/10/36 (a)(b)	6,805,000	6,608,863
Series 2021-L6 Class XA, 1.2365% 6/15/54 (b)(k)	43,650,049	3,510,442
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.9617% 12/15/37 (a)(b)(c)	11,673,000	11,609,121
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5537% 12/15/37 (a)(b)(c)	11,268,118	11,246,932
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.05% 2/15/39 (a)(b)(c)	10,413,000	10,363,983
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 2.7% 2/15/39 (a)(b)(c)	5,415,000	5,389,515
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (a)(b)(c)	40,616,000	39,802,591
Class B, 1 month U.S. LIBOR + 1.070% 1.2709% 11/15/38 (a)(b)(c)	23,262,000	22,796,095
Class C, 1 month U.S. LIBOR + 1.320% 1.5201% 11/15/38 (a)(b)(c)	14,448,000	14,141,296
Class D, 1 month U.S. LIBOR + 1.570% 1.7693% 11/15/38 (a)(b)(c)	9,495,000	9,293,427
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0116% 12/15/50 (b)(k)	2,121,682	93,934
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9127% 4/10/46 (a)(b)(c)	189,226	188,502
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	30,230,000	28,178,922
Series 2020-LAB:
Class B, 2.453% 10/10/42 (a)	1,800,000	1,663,775
Class X, 0.4294% 10/10/42 (a)(b)(k)	57,900,000	1,851,532
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.391% 5/15/31 (a)(b)(c)	25,318,000	25,080,272
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	20,310,371
Series 2015-C31 Class XA, 0.9657% 11/15/48 (b)(k)	1,361,302	40,180
Series 2017-C42 Class XA, 0.8736% 12/15/50 (b)(k)	2,542,176	110,960
Series 2018-C46 Class XA, 0.9348% 8/15/51 (b)(k)	14,742,128	573,150
Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	13,995,874
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.845% 11/15/47 (b)(k)	992,373	18,969
Series 2014-LC14 Class XA, 1.2464% 3/15/47 (b)(k)	1,008,475	19,137
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,599,069,343)		1,567,304,168

Municipal Securities - 0.8%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$4,580,000	$6,820,747
Series 2010, 7.625% 3/1/40	9,470,000	14,687,876
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	12,265,000	16,388,860
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	12,141,818	12,467,860
5.1% 6/1/33	105,490,000	116,377,982
Series 2010-1, 6.63% 2/1/35	22,660,000	26,412,022
Series 2010-3:
6.725% 4/1/35	33,175,000	39,232,038
7.35% 7/1/35	15,500,000	18,736,485
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,356,000	51,741,103
TOTAL MUNICIPAL SECURITIES
(Cost $275,485,340)		302,864,973

Foreign Government and Government Agency Obligations - 0.4%
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	$14,730,000	$15,356,025
3.875% 4/16/50 (a)	21,930,000	23,465,100
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	17,470,000	17,884,913
3.25% 10/22/30 (a)	14,315,000	14,762,344
4.5% 4/22/60 (a)	9,380,000	10,388,350
State of Qatar:
3.4% 4/16/25 (a)	13,960,000	14,469,540
4.4% 4/16/50 (a)	38,725,000	44,775,781
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $131,680,045)		141,102,053

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $30,872,109)	30,900,000	31,128,411

Bank Notes - 0.3%
Discover Bank:
3.35% 2/6/23	$15,572,000	$15,778,892
4.682% 8/9/28 (b)	15,090,000	15,469,523
KeyBank NA 6.95% 2/1/28	3,200,000	3,866,659
Regions Bank 6.45% 6/26/37	42,478,000	55,550,527
TOTAL BANK NOTES
(Cost $74,344,971)		90,665,601

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia 4.65% (b)(o)	$6,962,000	$6,783,666
Barclays Bank PLC 7.625% 11/21/22	643,000	680,086
TOTAL PREFERRED SECURITIES
(Cost $7,781,222)		7,463,752
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.07% (p)	702,831,299	702,971,866
Fidelity Securities Lending Cash Central Fund 0.07% (p)(q)	183,005,849	183,024,150
TOTAL MONEY MARKET FUNDS
(Cost $885,989,802)		885,996,016
TOTAL INVESTMENT IN SECURITIES - 106.9%
(Cost $41,054,170,528)		40,649,145,875
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(2,616,396,693)
NET ASSETS - 100%		$38,032,749,182

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 3/1/52	$(24,400,000)	$(23,849,480)
2.5% 3/1/52	(23,100,000)	(23,083,354)
3% 3/1/52	(20,800,000)	(21,140,841)
3% 3/1/52	(13,900,000)	(14,127,774)
3.5% 3/1/52	(27,300,000)	(28,169,499)
3.5% 3/1/52	(21,900,000)	(22,597,511)
3.5% 4/1/52	(4,350,000)	(4,473,763)

TOTAL GINNIE MAE		(137,442,222)

Uniform Mortgage Backed Securities
1.5% 3/1/37	(4,100,000)	(3,989,813)
1.5% 3/1/37	(13,050,000)	(12,699,281)
1.5% 3/1/37	(13,000,000)	(12,650,625)
1.5% 3/1/37	(4,100,000)	(3,989,813)
1.5% 3/1/37	(13,050,000)	(12,699,281)
1.5% 3/1/37	(13,000,000)	(12,650,625)
2% 3/1/37	(43,200,000)	(42,869,252)
2% 3/1/52	(59,200,000)	(56,754,075)
2% 3/1/52	(6,800,000)	(6,519,049)
2% 3/1/52	(40,350,000)	(38,682,887)
2% 3/1/52	(35,400,000)	(33,937,403)
2% 3/1/52	(4,700,000)	(4,505,813)
2% 3/1/52	(10,850,000)	(10,401,718)
2.5% 3/1/52	(67,650,000)	(66,730,366)
2.5% 3/1/52	(53,400,000)	(52,674,080)
3% 3/1/52	(16,100,000)	(16,257,239)
3% 3/1/52	(16,100,000)	(16,257,239)
3% 3/1/52	(32,200,000)	(32,514,478)
3% 3/1/52	(32,450,000)	(32,766,920)
3% 3/1/52	(34,500,000)	(34,836,941)
3% 3/1/52	(11,250,000)	(11,359,872)
3% 3/1/52	(9,050,000)	(9,138,386)
3% 3/1/52	(24,050,000)	(24,284,882)
3.5% 3/1/52	(47,800,000)	(49,233,990)
3.5% 3/1/52	(65,400,000)	(67,361,988)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(665,766,016)

TOTAL TBA SALE COMMITMENTS
(Proceeds $800,957,195)		$(803,208,238)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	319	June 2022	$40,652,563	$(311,934)	$(311,934)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	44	June 2022	9,469,969	(16,513)	(16,513)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	398	June 2022	47,075,938	(211,451)	(211,451)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,369	June 2022	214,505,188	(2,821,057)	(2,821,057)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	21	June 2022	3,904,688	(39,914)	(39,914)
TOTAL FUTURES CONTRACTS					$(3,400,869)

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$117,200,000	$178,238	$(1,554)	$176,684
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	30,700,000	46,689	(411,547)	(364,858)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,150,000	7,832	(38,628)	(30,796)
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,900,000	41,639	7,477	49,116
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	25,230,000	132,982	(31,446)	101,536
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	5,290,000	27,883	27,581	55,464
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020,000	43,554	(43,888)	(334)

TOTAL CREDIT DEFAULT SWAPS						$478,817	$(492,005)	$(13,188)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2027	$4,778,000	$(92,012)	$0	$(92,012)
1.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2029	44,791,000	(1,060,849)	0	(1,060,849)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2052	2,359,000	(153,014)	0	(153,014)

TOTAL INTEREST RATE SWAPS							$(1,305,875)	$0	$(1,305,875)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,843,374,887 or 15.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $16,692,980.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,765,393.

 (f) Security or a portion of the security is on loan at period end.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,868,113.

 (h) A portion of the security sold on a delayed delivery basis.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Level 3 security

 (k) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Security is perpetual in nature with no stated maturity date.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$2,658,294,171	$6,200,192,608	$8,155,514,913	$595,352	$--	$--	$702,971,866	1.3%
Fidelity Securities Lending Cash Central Fund 0.07%	168,119,550	4,991,681,149	4,976,776,549	268,295	--	--	183,024,150	0.5%
Total	$2,826,413,721	$11,191,873,757	$13,132,291,462	$863,647	$--	$--	$885,996,016

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$12,329,908,191	$--	$12,329,908,191	$--
U.S. Government and Government Agency Obligations	15,341,448,926	--	15,341,448,926	--
U.S. Government Agency - Mortgage Securities	6,951,192,057	--	6,951,192,057	--
Asset-Backed Securities	2,448,314,092	--	2,448,314,092	--
Collateralized Mortgage Obligations	551,757,635	--	551,757,604	31
Commercial Mortgage Securities	1,567,304,168	--	1,567,304,168	--
Municipal Securities	302,864,973	--	302,864,973	--
Foreign Government and Government Agency Obligations	141,102,053	--	141,102,053	--
Supranational Obligations	31,128,411	--	31,128,411	--
Bank Notes	90,665,601	--	90,665,601	--
Preferred Securities	7,463,752	--	7,463,752	--
Money Market Funds	885,996,016	885,996,016	--	--
Total Investments in Securities:	$40,649,145,875	$885,996,016	$39,763,149,828	$31
Derivative Instruments:
Assets
Swaps	$478,817	$--	$478,817	$--
Total Assets	$478,817	$--	$478,817	$--
Liabilities
Futures Contracts	$(3,400,869)	$(3,400,869)	$--	$--
Swaps	(1,305,875)	--	(1,305,875)	--
Total Liabilities	$(4,706,744)	$(3,400,869)	$(1,305,875)	$--
Total Derivative Instruments:	$(4,227,927)	$(3,400,869)	$(827,058)	$--
Other Financial Instruments:
TBA Sale Commitments	$(803,208,238)	$--	$(803,208,238)	$--
Total Other Financial Instruments:	$(803,208,238)	$--	$(803,208,238)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$478,817	$0
Total Credit Risk	478,817	0
Interest Rate Risk
Futures Contracts(b)	0	(3,400,869)
Swaps(c)	0	(1,305,875)
Total Interest Rate Risk	0	(4,706,744)
Total Value of Derivatives	$478,817	$(4,706,744)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.9%
Cayman Islands	4.8%
United Kingdom	1.8%
Mexico	1.4%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $181,436,656) — See accompanying schedule: Unaffiliated issuers (cost $40,168,180,726)	$39,763,149,859
Fidelity Central Funds (cost $885,989,802)	885,996,016
Total Investment in Securities (cost $41,054,170,528)		$40,649,145,875
Cash		339,548
Receivable for investments sold
Regular delivery		29,101,324
Delayed delivery		24,116,042
Receivable for TBA sale commitments		800,957,195
Receivable for fund shares sold		348,198,760
Interest receivable		186,361,658
Distributions receivable from Fidelity Central Funds		96,321
Receivable for daily variation margin on centrally cleared OTC swaps		771,851
Bi-lateral OTC swaps, at value		478,817
Other receivables		38,415
Total assets		42,039,605,806
Liabilities
Payable for investments purchased
Regular delivery	$603,787,026
Delayed delivery	2,390,972,234
TBA sale commitments, at value	803,208,238
Payable for swaps	43,888
Payable for fund shares redeemed	20,083,751
Payable for daily variation margin on futures contracts	5,596,005
Other payables and accrued expenses	141,332
Collateral on securities loaned	183,024,150
Total liabilities		4,006,856,624
Net Assets		$38,032,749,182
Net Assets consist of:
Paid in capital		$38,391,041,771
Total accumulated earnings (loss)		(358,292,589)
Net Assets		$38,032,749,182
Net Asset Value, offering price and redemption price per share ($38,032,749,182 ÷ 3,382,546,858 shares)		$11.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$186,381
Interest		425,629,993
Income from Fidelity Central Funds (including $268,295 from security lending)		863,647
Total income		426,680,021
Expenses
Custodian fees and expenses	$261,646
Independent trustees' fees and expenses	67,784
Total expenses before reductions	329,430
Expense reductions	(1,589)
Total expenses after reductions		327,841
Net investment income (loss)		426,352,180
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	139,128,023
Futures contracts	23,243,509
Swaps	(854,003)
Total net realized gain (loss)		161,517,529
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,029,402,004)
Futures contracts	(3,416,203)
Swaps	(831,417)
TBA sale commitments	(204,349)
Total change in net unrealized appreciation (depreciation)		(2,033,853,973)
Net gain (loss)		(1,872,336,444)
Net increase (decrease) in net assets resulting from operations		$(1,445,984,264)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$426,352,180	$873,786,825
Net realized gain (loss)	161,517,529	(38,402,170)
Change in net unrealized appreciation (depreciation)	(2,033,853,973)	(18,657,764)
Net increase (decrease) in net assets resulting from operations	(1,445,984,264)	816,726,891
Distributions to shareholders	(477,951,254)	(2,158,645,123)
Share transactions
Proceeds from sales of shares	3,397,488,271	9,807,060,745
Reinvestment of distributions	477,950,722	2,158,643,400
Cost of shares redeemed	(4,395,817,871)	(6,092,225,922)
Net increase (decrease) in net assets resulting from share transactions	(520,378,878)	5,873,478,223
Total increase (decrease) in net assets	(2,444,314,396)	4,531,559,991
Net Assets
Beginning of period	40,477,063,578	35,945,503,587
End of period	$38,032,749,182	$40,477,063,578
Other Information
Shares
Sold	293,348,287	833,748,791
Issued in reinvestment of distributions	41,338,979	183,338,085
Redeemed	(381,189,322)	(516,220,794)
Net increase (decrease)	(46,502,056)	500,866,082

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Investment Grade Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$12.28	$11.68	$10.97	$11.37	$11.62
Income from Investment Operations
Net investment income (loss)A,B	.125	.267	.333	.362	.338	.293
Net realized and unrealized gain (loss)	(.545)	(.028)	.603	.727	(.390)	(.135)
Total from investment operations	(.420)	.239	.936	1.089	(.052)	.158
Distributions from net investment income	(.131)	(.251)	(.336)	(.379)	(.337)	(.292)
Distributions from net realized gain	(.009)	(.468)	–	–	(.011)	(.116)
Total distributions	(.140)	(.719)	(.336)	(.379)	(.348)	(.408)
Net asset value, end of period	$11.24	$11.80	$12.28	$11.68	$10.97	$11.37
Total ReturnC,D	(3.58)%	2.06%	8.16%	10.16%	(.45)%	1.45%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	- %H	.32%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	- %H	.32%
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	- %H	.32%
Net investment income (loss)	2.18%G	2.27%	2.82%	3.27%	3.05%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$38,032,749	$40,477,064	$35,945,504	$29,040,336	$26,378,204	$26,071,511
Portfolio turnover rateI	157%G	248%	259%J	175%	103%	183%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$626,894,512
Gross unrealized depreciation	(999,248,098)
Net unrealized appreciation (depreciation)	$(372,353,586)
Tax cost	$41,018,085,406

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(96,361,223)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(700,904)	$ 1,635,856
Total Credit Risk	(700,904)	1,635,856
Interest Rate Risk
Futures Contracts	23,243,509	(3,416,203)
Swaps	(153,099)	(2,467,273)
Total Interest Rate Risk	23,090,410	(5,883,476)
Totals	$22,389,506	$(4,247,620)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Bond Fund	16,383,232,227	16,935,670,131

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Investment Grade Bond Fund	$28,896	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,589.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Series Investment Grade Bond Fund	- %-C
Actual		$1,000.00	$964.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LIG-SANN-0422
1.873110.113

Fidelity® Corporate Bond Fund

Semi-Annual Report

February 28, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	4.2%
AAA	0.3%
AA	0.5%
A	17.6%
BBB	60.7%
BB and Below	11.7%
Short-Term Investments and Net Other Assets	5.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	89.7%
U.S. Government and U.S. Government Agency Obligations	4.2%
Asset-Backed Securities	0.1%
Municipal Bonds	0.2%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

 * Foreign investments - 20.4%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.:
2.25% 2/1/32	$13,000,000	$11,997,332
3.55% 9/15/55	5,501,000	4,988,223
3.65% 9/15/59	3,848,000	3,490,786
3.8% 12/1/57	16,364,000	15,352,751
4.3% 2/15/30	5,000,000	5,443,301
4.5% 5/15/35	3,834,000	4,198,742
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	8,250,000	8,114,865
Verizon Communications, Inc.:
2.355% 3/15/32 (a)	7,000,000	6,536,191
2.55% 3/21/31	2,643,000	2,537,037
3% 11/20/60	8,375,000	6,958,709
3.15% 3/22/30	721,000	723,381
3.7% 3/22/61	12,000,000	11,437,825
4.016% 12/3/29	10,000,000	10,731,553
4.329% 9/21/28	2,268,000	2,469,594
4.4% 11/1/34	13,039,000	14,374,856
4.5% 8/10/33	1,048,000	1,164,501
		110,519,647
Entertainment - 0.4%
The Walt Disney Co. 3.8% 3/22/30	11,650,000	12,485,866
Interactive Media & Services - 0.2%
Tencent Holdings Ltd.:
2.88% 4/22/31 (a)	2,810,000	2,700,241
3.575% 4/11/26 (a)	3,730,000	3,868,243
		6,568,484
Media - 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (a)	13,200,000	12,712,656
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	7,300,000	6,124,370
3.85% 4/1/61	8,500,000	7,059,878
5.375% 5/1/47	4,670,000	4,928,068
Comcast Corp.:
2.937% 11/1/56 (a)	2,589,000	2,179,090
2.987% 11/1/63 (a)	10,034,000	8,354,237
3.999% 11/1/49	1,427,000	1,451,245
Discovery Communications LLC:
3.95% 3/20/28	13,000,000	13,409,239
4.65% 5/15/50	5,800,000	5,929,152
Fox Corp.:
3.5% 4/8/30	9,550,000	9,746,235
4.709% 1/25/29	405,000	442,032
5.476% 1/25/39	400,000	466,354
5.576% 1/25/49	265,000	318,832
Time Warner Cable LLC:
5.5% 9/1/41	561,000	598,005
5.875% 11/15/40	7,482,000	8,371,929
6.55% 5/1/37	1,930,000	2,319,629
6.75% 6/15/39	1,246,000	1,512,365
7.3% 7/1/38	6,915,000	8,655,459
		94,578,775
Wireless Telecommunication Services - 1.3%
T-Mobile U.S.A., Inc.:
2.4% 3/15/29 (a)	3,174,000	3,021,316
2.7% 3/15/32 (a)	11,520,000	10,831,804
3.5% 4/15/25	2,000,000	2,056,040
3.75% 4/15/27	7,500,000	7,787,243
Vodafone Group PLC:
3.25% 6/4/81 (b)	2,900,000	2,689,895
4.125% 5/30/25	5,882,000	6,180,102
4.375% 5/30/28	6,017,000	6,508,366
5.25% 5/30/48	7,000,000	8,023,862
		47,098,628

TOTAL COMMUNICATION SERVICES		271,251,400

CONSUMER DISCRETIONARY - 6.1%
Automobiles - 2.0%
Ford Motor Co. 3.25% 2/12/32	11,000,000	10,374,430
General Motors Co.:
5% 4/1/35	2,279,000	2,465,240
5.2% 4/1/45	2,600,000	2,815,958
5.4% 4/1/48	1,050,000	1,164,790
5.95% 4/1/49	4,960,000	5,926,903
General Motors Financial Co., Inc. 3.1% 1/12/32	12,060,000	11,510,313
Stellantis Finance U.S., Inc.:
1.711% 1/29/27 (a)	5,994,000	5,700,926
2.691% 9/15/31 (a)	11,150,000	10,325,949
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (a)	12,000,000	11,295,025
4.75% 11/13/28 (a)	8,072,000	8,927,164
		70,506,698
Distributors - 0.2%
Genuine Parts Co. 2.75% 2/1/32	6,032,000	5,771,974
Diversified Consumer Services - 0.4%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,146,000	5,355,426
5.75% 6/15/43	358,000	449,621
Massachusetts Institute of Technology 3.885% 7/1/2116	6,610,000	7,049,716
		12,854,763
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 4.875% 12/9/45	6,679,000	7,572,890
Household Durables - 0.2%
Toll Brothers Finance Corp. 4.375% 4/15/23	5,162,000	5,251,575
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31	1,065,000	956,881
Multiline Retail - 1.0%
Dollar General Corp. 3.5% 4/3/30	11,170,000	11,398,425
Dollar Tree, Inc.:
2.65% 12/1/31	12,000,000	11,399,074
4% 5/15/25	6,286,000	6,551,599
4.2% 5/15/28	6,377,000	6,808,240
		36,157,338
Specialty Retail - 1.8%
Advance Auto Parts, Inc. 1.75% 10/1/27	5,010,000	4,699,496
AutoNation, Inc.:
1.95% 8/1/28	12,350,000	11,629,595
3.85% 3/1/32	5,400,000	5,455,948
4.75% 6/1/30	354,000	381,457
AutoZone, Inc. 4% 4/15/30	9,600,000	10,201,243
Lowe's Companies, Inc. 3% 10/15/50	11,700,000	10,167,455
O'Reilly Automotive, Inc.:
3.9% 6/1/29	2,918,000	3,063,990
4.35% 6/1/28	6,286,000	6,779,914
Ross Stores, Inc. 4.6% 4/15/25	5,150,000	5,494,092
The Home Depot, Inc. 5.95% 4/1/41	846,000	1,120,598
Triton Container International Ltd. 1.15% 6/7/24 (a)	5,450,000	5,285,489
		64,279,277
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc. 3.05% 3/15/32	12,275,000	11,678,262

TOTAL CONSUMER DISCRETIONARY		215,029,658

CONSUMER STAPLES - 6.0%
Beverages - 1.7%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	7,000,000	7,909,732
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,027,000	2,243,594
4.9% 2/1/46	966,000	1,080,490
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,000,000	15,671,036
4.5% 6/1/50	7,000,000	7,702,667
4.6% 4/15/48	10,509,000	11,521,103
4.9% 1/23/31	5,729,000	6,568,379
Constellation Brands, Inc. 2.875% 5/1/30	8,624,000	8,413,701
		61,110,702
Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	9,622,000	9,463,770
Food Products - 1.4%
JBS Finance Luxembourg SARL 2.5% 1/15/27 (a)	13,215,000	12,422,232
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (a)	12,645,000	11,159,339
4.375% 2/2/52 (a)	5,480,000	4,900,216
5.5% 1/15/30 (a)	12,850,000	13,276,941
JDE Peet's BV 2.25% 9/24/31 (a)	4,272,000	3,872,638
Smithfield Foods, Inc. 3% 10/15/30 (a)	2,115,000	2,004,824
		47,636,190
Tobacco - 2.6%
Altria Group, Inc.:
2.45% 2/4/32	5,875,000	5,245,158
3.4% 2/4/41	10,300,000	8,526,422
4.25% 8/9/42	1,221,000	1,114,752
4.8% 2/14/29	99,000	106,949
BAT Capital Corp.:
2.259% 3/25/28	11,550,000	10,781,558
2.726% 3/25/31	15,400,000	14,113,446
3.215% 9/6/26	11,285,000	11,274,440
3.222% 8/15/24	5,433,000	5,498,054
3.557% 8/15/27	8,000,000	8,051,435
3.984% 9/25/50	5,000,000	4,305,007
4.7% 4/2/27	2,012,000	2,137,028
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	7,764,000	7,869,197
3.75% 7/21/22 (a)	4,340,000	4,357,928
4.25% 7/21/25 (a)	4,713,000	4,917,904
Philip Morris International, Inc. 4.375% 11/15/41	1,886,000	1,957,278
Reynolds American, Inc.:
4.45% 6/12/25	527,000	551,119
5.7% 8/15/35	274,000	299,383
		91,107,058

TOTAL CONSUMER STAPLES		209,317,720

ENERGY - 9.9%
Energy Equipment & Services - 0.4%
Baker Hughes Co. 4.486% 5/1/30	12,000,000	13,183,872
Oil, Gas & Consumable Fuels - 9.5%
Boardwalk Pipelines LP 4.95% 12/15/24	3,700,000	3,903,643
Canadian Natural Resources Ltd.:
2.95% 7/15/30	7,890,000	7,826,081
3.9% 2/1/25	3,884,000	4,031,569
5.85% 2/1/35	476,000	559,878
6.25% 3/15/38	3,908,000	4,782,676
Cenovus Energy, Inc.:
2.65% 1/15/32	1,233,000	1,145,413
3.75% 2/15/52	3,820,000	3,446,693
4.25% 4/15/27	2,604,000	2,753,690
5.375% 7/15/25	9,137,000	9,895,326
5.4% 6/15/47	4,008,000	4,509,953
6.75% 11/15/39	5,434,000	6,809,176
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	5,721,000	6,177,998
ConocoPhillips Co.:
6.5% 2/1/39	4,132,000	5,743,565
6.95% 4/15/29	2,739,000	3,499,806
DCP Midstream Operating LP:
3.875% 3/15/23	201,000	203,261
5.125% 5/15/29	8,176,000	8,605,240
5.375% 7/15/25	5,000,000	5,295,525
5.6% 4/1/44	307,000	336,165
5.85% 5/21/43 (a)(b)	6,734,000	6,262,620
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29 (a)	7,508,000	7,408,990
3.9% 11/15/49 (a)	7,000,000	6,842,190
Enbridge, Inc.:
4.25% 12/1/26	383,000	408,108
5.5% 12/1/46	3,408,000	4,182,794
Energy Transfer LP:
3.75% 5/15/30	10,655,000	10,827,247
4% 10/1/27	4,055,000	4,191,469
4.2% 9/15/23	259,000	266,335
4.25% 4/1/24	11,475,000	11,812,252
4.95% 6/15/28	882,000	948,579
5% 5/15/50	6,650,000	6,916,564
5.4% 10/1/47	1,753,000	1,875,879
5.8% 6/15/38	493,000	547,123
6% 6/15/48	322,000	361,280
Enterprise Products Operating LP:
4.85% 3/15/44	1,818,000	1,982,172
4.95% 10/15/54	2,188,000	2,424,989
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	4,510,000	4,759,931
Hess Corp.:
4.3% 4/1/27	13,487,000	14,258,466
5.6% 2/15/41	6,914,000	7,931,149
5.8% 4/1/47	4,100,000	4,906,275
Magellan Midstream Partners LP 3.25% 6/1/30	10,200,000	10,143,922
MPLX LP:
1.75% 3/1/26	9,336,000	8,947,554
2.65% 8/15/30	12,000,000	11,308,593
4.875% 12/1/24	381,000	403,722
Occidental Petroleum Corp.:
2.9% 8/15/24	1,164,000	1,165,455
3.2% 8/15/26	157,000	156,953
3.5% 8/15/29	10,000,000	9,950,000
4.3% 8/15/39	76,000	71,820
4.4% 8/15/49	76,000	72,184
5.55% 3/15/26	670,000	720,049
Ovintiv, Inc.:
5.15% 11/15/41	1,620,000	1,626,381
7.375% 11/1/31	1,041,000	1,324,206
8.125% 9/15/30	4,649,000	5,965,391
Petroleos Mexicanos:
4.5% 1/23/26	7,000,000	6,876,800
6.49% 1/23/27	991,000	1,017,262
6.5% 3/13/27	8,572,000	8,799,158
Phillips 66 Co. 3.85% 4/9/25	234,000	243,181
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	1,694,000	1,699,653
3.85% 10/15/23	4,984,000	5,088,934
4.65% 10/15/25	5,859,000	6,203,532
Qatar Petroleum 2.25% 7/12/31 (a)	12,715,000	11,983,888
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	660,330
Spectra Energy Partners LP:
3.375% 10/15/26	4,157,000	4,275,683
4.5% 3/15/45	872,000	914,476
Suncor Energy, Inc. 6.5% 6/15/38	3,417,000	4,326,155
The Williams Companies, Inc.:
2.6% 3/15/31	12,300,000	11,617,272
3.5% 11/15/30	3,807,000	3,870,046
5.75% 6/24/44	4,411,000	5,176,701
TransCanada PipeLines Ltd. 4.25% 5/15/28	9,800,000	10,427,596
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	448,000	451,304
Western Gas Partners LP:
4.55% 2/1/30	21,139,000	21,742,730
4.65% 7/1/26	238,000	246,604
		336,117,605

TOTAL ENERGY		349,301,477

FINANCIALS - 29.9%
Banks - 15.4%
AIB Group PLC:
4.263% 4/10/25 (a)(b)	5,181,000	5,314,846
4.75% 10/12/23 (a)	6,356,000	6,582,555
Banco Santander SA 2.749% 12/3/30	17,400,000	15,856,791
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	9,000,000	8,844,518
1.898% 7/23/31 (b)	11,200,000	10,123,544
2.592% 4/29/31 (b)	12,500,000	11,949,181
3.194% 7/23/30 (b)	16,960,000	16,954,050
3.705% 4/24/28 (b)	6,286,000	6,511,242
4% 1/22/25	2,943,000	3,055,511
6.11% 1/29/37	2,152,000	2,677,982
Bank of Ireland Group PLC 4.5% 11/25/23 (a)	6,356,000	6,568,888
Bank of Nova Scotia 4.5% 12/16/25	6,650,000	7,086,080
Barclays PLC:
1.007% 12/10/24 (b)	4,697,000	4,577,791
3.65% 3/16/25	3,904,000	4,000,876
3.811% 3/10/42 (b)	12,000,000	11,181,828
5.088% 6/20/30 (b)	10,793,000	11,512,814
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (a)(b)(c)	6,494,000	6,104,919
1.904% 9/30/28 (a)(b)	11,750,000	10,964,275
2.159% 9/15/29 (a)(b)	6,296,000	5,828,965
2.219% 6/9/26 (a)(b)	3,473,000	3,402,542
2.824% 1/26/41 (a)	9,300,000	8,012,373
4.625% 3/13/27 (a)	4,075,000	4,295,349
BPCE SA:
2.277% 1/20/32 (a)(b)	12,075,000	10,961,136
3.116% 10/19/32 (a)(b)	9,800,000	9,237,844
Citigroup, Inc.:
2.666% 1/29/31 (b)	8,200,000	7,905,799
3.106% 4/8/26 (b)	14,000,000	14,183,334
3.98% 3/20/30 (b)	12,000,000	12,623,720
4.4% 6/10/25	1,331,000	1,396,436
4.6% 3/9/26	921,000	982,230
8.125% 7/15/39	1,728,000	2,703,234
Citizens Financial Group, Inc. 2.638% 9/30/32	6,941,000	6,436,917
Credit Agricole SA 2.811% 1/11/41 (a)	6,691,000	5,751,833
Danske Bank A/S 1.171% 12/8/23 (a)(b)	16,700,000	16,579,597
Fifth Third Bancorp 8.25% 3/1/38	3,460,000	5,206,702
HSBC Holdings PLC:
2.251% 11/22/27 (b)	8,604,000	8,294,150
2.357% 8/18/31 (b)	24,800,000	22,777,452
2.848% 6/4/31 (b)	9,800,000	9,375,828
4.041% 3/13/28 (b)	6,005,000	6,222,385
4.95% 3/31/30	462,000	511,044
Huntington Bancshares, Inc. 2.487% 8/15/36 (a)(b)	9,956,000	9,113,161
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	19,037,000	20,066,283
JPMorgan Chase & Co.:
2.739% 10/15/30 (b)	15,000,000	14,654,498
2.956% 5/13/31 (b)	1,884,000	1,832,017
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	5,633,000	5,672,670
3.87% 7/9/25 (b)	5,500,000	5,661,137
4.375% 3/22/28	6,937,000	7,396,477
Mitsubishi UFJ Financial Group, Inc. 2.193% 2/25/25	5,500,000	5,455,425
Mizuho Financial Group, Inc. 2.564% 9/13/31	17,000,000	15,548,477
NatWest Group PLC:
5.125% 5/28/24	5,080,000	5,345,572
6% 12/19/23	17,115,000	18,154,630
Rabobank Nederland 3.75% 7/21/26	6,754,000	6,963,824
Royal Bank of Canada 4.65% 1/27/26	1,061,000	1,142,632
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (b)	2,768,000	2,688,757
3.5% 6/7/24	6,658,000	6,786,831
Societe Generale:
1.488% 12/14/26(a)(b)	4,601,000	4,300,699
3.625% 3/1/41 (a)	12,500,000	11,082,897
4.25% 4/14/25 (a)	2,698,000	2,762,732
4.75% 11/24/25 (a)	6,461,000	6,735,851
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	6,937,000	7,098,315
SVB Financial Group:
1.8% 10/28/26	6,500,000	6,273,568
3.125% 6/5/30	2,947,000	2,962,523
Synovus Financial Corp. 3.125% 11/1/22	5,134,000	5,165,293
UniCredit SpA 1.982% 6/3/27 (a)(b)	9,900,000	9,234,031
Wells Fargo & Co.:
2.164% 2/11/26 (b)	14,170,000	13,997,500
2.188% 4/30/26 (b)	12,500,000	12,334,924
3.068% 4/30/41 (b)	12,500,000	11,611,648
Zions Bancorp NA 3.25% 10/29/29	8,229,000	8,259,513
		540,858,446
Capital Markets - 5.9%
Ares Capital Corp.:
2.15% 7/15/26	10,800,000	10,188,840
2.875% 6/15/27	5,125,000	4,892,123
3.25% 7/15/25	5,300,000	5,248,833
3.875% 1/15/26	6,017,000	6,100,295
4.25% 3/1/25	5,162,000	5,281,830
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (a)	2,000,000	1,664,580
3.5% 9/10/49 (a)	7,409,000	6,986,508
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	3,093,000	3,077,620
3.091% 5/14/32 (a)(b)	8,500,000	8,059,909
4.194% 4/1/31 (a)(b)	9,628,000	9,999,139
4.55% 4/17/26	4,872,000	5,144,792
Deutsche Bank AG 4.5% 4/1/25	15,225,000	15,651,520
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (b)	12,621,000	12,151,408
3.035% 5/28/32 (b)	6,468,000	6,077,434
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (b)	6,721,000	6,755,831
3.5% 4/1/25	6,500,000	6,681,293
3.5% 11/16/26	5,162,000	5,285,362
3.75% 5/22/25	9,653,000	9,984,667
3.75% 2/25/26	4,490,000	4,671,957
Moody's Corp.:
2.55% 8/18/60	4,129,000	3,101,750
5.25% 7/15/44	3,041,000	3,688,914
Morgan Stanley:
1.794% 2/13/32 (b)	11,750,000	10,488,126
2.188% 4/28/26 (b)	11,770,000	11,617,431
2.699% 1/22/31 (b)	10,000,000	9,675,580
3.737% 4/24/24 (b)	6,219,000	6,334,988
3.875% 1/27/26	4,507,000	4,702,799
4.3% 1/27/45	851,000	925,244
5% 11/24/25	7,363,000	7,957,832
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	6,763,000	7,005,490
State Street Corp. 2.825% 3/30/23 (b)	223,000	223,196
UBS Group AG 3.126% 8/13/30 (a)(b)	8,605,000	8,504,728
		208,130,019
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	4,500,000	4,367,244
1.75% 1/30/26	6,211,000	5,884,750
2.45% 10/29/26	1,864,000	1,798,345
3% 10/29/28	1,952,000	1,880,106
3.3% 1/30/32	2,088,000	1,982,297
3.4% 10/29/33	4,321,000	4,080,275
3.85% 10/29/41	7,060,000	6,542,674
4.875% 1/16/24	371,000	385,053
Ally Financial, Inc.:
2.2% 11/2/28	3,965,000	3,706,800
3.05% 6/5/23	4,445,000	4,497,764
3.875% 5/21/24	1,970,000	2,027,458
5.75% 11/20/25	7,714,000	8,212,710
5.8% 5/1/25	1,997,000	2,161,078
8% 11/1/31	5,566,000	7,331,717
Capital One Financial Corp. 2.359% 7/29/32 (b)	13,862,000	12,371,938
Discover Financial Services 4.5% 1/30/26	1,042,000	1,108,929
Ford Motor Credit Co. LLC:
3.375% 11/13/25	8,750,000	8,618,750
3.625% 6/17/31	200,000	192,323
4.063% 11/1/24	8,000,000	8,117,984
GE Capital International Funding Co. 4.418% 11/15/35	3,589,000	4,034,708
Synchrony Financial 4.375% 3/19/24	513,000	530,461
		89,833,364
Diversified Financial Services - 2.5%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	3,303,000	3,132,578
Athene Global Funding:
1.45% 1/8/26 (a)	17,950,000	17,142,163
2.5% 3/24/28 (a)	7,200,000	6,947,449
BP Capital Markets America, Inc. 2.939% 6/4/51	12,000,000	10,093,555
Brixmor Operating Partnership LP:
2.25% 4/1/28	3,781,000	3,600,458
4.05% 7/1/30	2,172,000	2,253,328
4.125% 5/15/29	1,112,000	1,175,924
Equitable Holdings, Inc.:
4.35% 4/20/28	6,107,000	6,537,421
5% 4/20/48	2,979,000	3,309,857
Jackson Financial, Inc.:
3.125% 11/23/31 (a)	18,220,000	17,482,293
4% 11/23/51 (a)	6,000,000	5,389,103
Rexford Industrial Realty LP 2.15% 9/1/31	4,635,000	4,175,302
Voya Financial, Inc.:
4.7% 1/23/48 (b)	5,029,000	4,859,415
5.7% 7/15/43	2,341,000	2,911,589
		89,010,435
Insurance - 3.5%
AIA Group Ltd.:
3.2% 9/16/40 (a)	1,743,000	1,631,326
3.375% 4/7/30 (a)	2,730,000	2,834,013
3.6% 4/9/29 (a)	3,500,000	3,699,987
3.9% 4/6/28 (a)	4,213,000	4,487,224
American International Group, Inc.:
4.375% 1/15/55	2,411,000	2,605,157
4.5% 7/16/44	5,237,000	5,810,245
5.75% 4/1/48 (b)	5,747,000	5,905,043
AmFam Holdings, Inc. 2.805% 3/11/31 (a)	8,775,000	8,435,210
Aon Corp. 6.25% 9/30/40	228,000	301,100
Assurant, Inc. 2.65% 1/15/32	12,450,000	11,480,704
Athene Holding Ltd.:
3.45% 5/15/52	6,000,000	5,253,192
3.95% 5/25/51	2,575,000	2,456,829
Brown & Brown, Inc. 2.375% 3/15/31	5,701,000	5,307,278
Empower Finance 2020 LP 3.075% 9/17/51 (a)	5,656,000	5,096,829
Fairfax Financial Holdings Ltd. 3.375% 3/3/31	5,515,000	5,451,357
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,090,000	1,156,631
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (a)	9,725,000	8,441,542
3.729% 10/15/70 (a)	2,604,000	2,453,688
Pacific LifeCorp:
3.35% 9/15/50 (a)	11,300,000	10,793,247
5.125% 1/30/43 (a)	1,156,000	1,349,280
Pricoa Global Funding I 5.625% 6/15/43 (b)	4,490,000	4,602,250
Principal Financial Group, Inc. 3.7% 5/15/29	1,265,000	1,346,558
Prudential Financial, Inc. 3.935% 12/7/49	1,354,000	1,414,770
Reliance Standard Life Global Funding II 2.75% 5/7/25 (a)	8,978,000	9,069,177
Unum Group:
4.125% 6/15/51	8,470,000	7,682,196
5.75% 8/15/42	3,366,000	3,754,178
		122,819,011

TOTAL FINANCIALS		1,050,651,275

HEALTH CARE - 7.2%
Biotechnology - 1.1%
AbbVie, Inc.:
3.2% 11/21/29	5,000,000	5,063,830
4.05% 11/21/39	5,000,000	5,248,171
4.25% 11/21/49	5,700,000	6,060,993
4.55% 3/15/35	4,916,000	5,414,597
Amgen, Inc. 4.663% 6/15/51	6,000,000	6,715,622
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30	5,900,000	5,269,855
2.8% 9/15/50	4,000,000	3,303,825
		37,076,893
Health Care Providers & Services - 3.4%
Anthem, Inc. 2.25% 5/15/30	8,725,000	8,362,191
Centene Corp.:
2.625% 8/1/31	16,630,000	15,333,858
3% 10/15/30	8,900,000	8,483,444
4.25% 12/15/27	1,615,000	1,653,195
4.625% 12/15/29	2,505,000	2,580,150
Cigna Corp.:
3.4% 3/15/50	7,000,000	6,403,338
3.4% 3/15/51	7,000,000	6,387,761
4.125% 11/15/25	838,000	882,963
4.375% 10/15/28	1,336,000	1,448,043
4.8% 8/15/38	4,331,000	4,824,869
4.9% 12/15/48	831,000	943,949
CVS Health Corp. 4.78% 3/25/38	3,477,000	3,888,199
HCA Holdings, Inc.:
5.125% 6/15/39	3,015,000	3,360,052
5.25% 6/15/49	3,323,000	3,779,991
Quest Diagnostics, Inc. 2.95% 6/30/30	10,000,000	9,858,853
Sabra Health Care LP 3.2% 12/1/31	9,732,000	9,051,096
UnitedHealth Group, Inc.:
3.95% 10/15/42	119,000	125,361
4.25% 3/15/43	2,244,000	2,473,962
4.625% 7/15/35	671,000	773,178
4.75% 7/15/45	1,642,000	1,945,893
Universal Health Services, Inc.:
2.65% 10/15/30 (a)	15,083,000	14,245,106
2.65% 1/15/32 (a)	15,293,000	14,232,982
		121,038,434
Pharmaceuticals - 2.7%
AstraZeneca PLC 6.45% 9/15/37	4,965,000	6,738,339
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (a)	7,000,000	7,133,264
4.25% 12/15/25 (a)	13,334,000	14,003,244
4.375% 12/15/28 (a)	8,500,000	9,062,667
4.875% 6/25/48 (a)	8,545,000	9,357,491
Elanco Animal Health, Inc.:
5.272% 8/28/23 (b)	283,000	291,490
5.9% 8/28/28 (b)	11,422,000	12,339,187
Mylan NV 4.55% 4/15/28	8,085,000	8,617,218
Perrigo Finance PLC 3.9% 6/15/30	10,400,000	9,537,130
Viatris, Inc.:
2.7% 6/22/30	8,964,000	8,367,847
4% 6/22/50	10,251,000	9,090,321
		94,538,198

TOTAL HEALTH CARE		252,653,525

INDUSTRIALS - 5.3%
Aerospace & Defense - 1.5%
BAE Systems PLC:
3% 9/15/50 (a)	6,954,000	6,116,645
3.4% 4/15/30 (a)	863,000	881,026
Northrop Grumman Corp.:
2.93% 1/15/25	50,000	50,953
4.03% 10/15/47	5,388,000	5,682,244
The Boeing Co.:
2.75% 2/1/26	3,325,000	3,327,428
5.04% 5/1/27	16,500,000	17,924,742
5.15% 5/1/30	16,500,000	18,224,970
		52,208,008
Airlines - 0.9%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,527,892	2,346,703
American Airlines, Inc. 3.75% 4/15/27	3,448,896	3,283,909
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (a)	2,285,781	2,236,726
Southwest Airlines Co.:
5.125% 6/15/27	7,250,000	8,037,350
5.25% 5/4/25	12,600,000	13,623,339
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	1,983,682	1,894,526
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	1,661,570	1,674,225
		33,096,778
Building Products - 0.6%
Carlisle Companies, Inc. 2.75% 3/1/30	10,000,000	9,695,972
Carrier Global Corp. 2.7% 2/15/31	10,200,000	9,864,754
		19,560,726
Electrical Equipment - 0.2%
Hubbell, Inc. 3.5% 2/15/28	5,388,000	5,596,156
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.:
1.75% 2/15/31	6,000,000	5,304,743
2.95% 9/15/29	4,544,000	4,488,349
		9,793,092
Machinery - 0.2%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	504,000	570,168
Westinghouse Air Brake Tech Co. 3.2% 6/15/25	6,416,000	6,476,671
		7,046,839
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	100,000	97,883
Road & Rail - 0.7%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	906,000	985,375
4.4% 3/15/42	2,244,000	2,515,763
Canadian Pacific Railway Co. 3.1% 12/2/51	7,181,000	6,510,299
CSX Corp.:
3.8% 4/15/50	126,000	128,960
4.3% 3/1/48	8,870,000	9,696,834
Union Pacific Corp. 3.25% 2/5/50	5,500,000	5,281,490
		25,118,721
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.875% 1/15/26	7,000,000	6,973,034
2.875% 1/15/32	15,300,000	14,315,016
		21,288,050
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	6,760,000	6,698,901
4.25% 4/15/26 (a)	1,403,000	1,441,836
4.375% 5/1/26 (a)	1,008,000	1,038,008
5.5% 1/15/26 (a)	1,800,000	1,916,316
		11,095,061

TOTAL INDUSTRIALS		184,901,314

INFORMATION TECHNOLOGY - 4.5%
Electronic Equipment & Components - 1.2%
Dell International LLC/EMC Corp.:
3.375% 12/15/41 (a)	6,000,000	5,260,340
3.45% 12/15/51 (a)	8,000,000	6,774,447
5.85% 7/15/25	485,000	531,250
6.02% 6/15/26	3,386,000	3,778,265
Vontier Corp.:
2.4% 4/1/28	12,350,000	11,567,210
2.95% 4/1/31	13,858,000	12,559,783
		40,471,295
IT Services - 0.4%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	8,591,000	8,399,850
Fiserv, Inc. 3.5% 7/1/29	3,773,000	3,823,020
		12,222,870
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc.:
1.95% 2/15/28 (a)	843,000	794,750
2.45% 2/15/31 (a)	7,200,000	6,651,151
2.6% 2/15/33 (a)	7,289,000	6,652,052
3.5% 2/15/41 (a)	5,793,000	5,341,434
3.75% 2/15/51 (a)	2,719,000	2,537,108
Marvell Technology, Inc. 2.45% 4/15/28	8,000,000	7,714,241
Microchip Technology, Inc.:
0.972% 2/15/24	7,000,000	6,821,503
0.983% 9/1/24 (a)	4,181,000	4,023,097
Micron Technology, Inc.:
2.703% 4/15/32	3,275,000	3,062,878
3.366% 11/1/41	3,570,000	3,214,982
3.477% 11/1/51	3,580,000	3,153,228
4.185% 2/15/27	13,879,000	14,656,085
		64,622,509
Software - 1.0%
Oracle Corp.:
2.5% 4/1/25	7,000,000	6,990,593
2.8% 4/1/27	5,000,000	4,970,759
2.875% 3/25/31	12,000,000	11,453,480
3.95% 3/25/51	8,510,000	7,795,512
4.375% 5/15/55	3,725,000	3,532,552
5.375% 7/15/40	216,000	237,708
		34,980,604
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 3.85% 8/4/46	4,529,000	4,827,876

TOTAL INFORMATION TECHNOLOGY		157,125,154

MATERIALS - 0.8%
Chemicals - 0.6%
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (a)	8,450,000	7,989,429
2.3% 11/1/30 (a)	8,500,000	7,899,711
LYB International Finance III LLC 2.25% 10/1/30	5,205,000	4,883,369
The Dow Chemical Co. 4.55% 11/30/25	136,000	145,541
		20,918,050
Containers & Packaging - 0.2%
Avery Dennison Corp. 4.875% 12/6/28	5,802,000	6,468,494

TOTAL MATERIALS		27,386,544

REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	16,250,000	14,365,590
4.7% 7/1/30	1,381,000	1,540,103
American Homes 4 Rent LP:
2.375% 7/15/31	340,000	312,596
3.375% 7/15/51	526,000	451,028
American Tower Corp.:
2.1% 6/15/30	5,700,000	5,161,282
2.4% 3/15/25	8,080,000	8,053,456
Camden Property Trust 3.15% 7/1/29	6,286,000	6,424,968
Corporate Office Properties LP:
2% 1/15/29	3,264,000	3,021,737
2.25% 3/15/26	831,000	817,150
2.9% 12/1/33	9,000,000	8,311,398
Crown Castle International Corp. 3.3% 7/1/30	14,000,000	13,664,666
Hudson Pacific Properties LP 3.95% 11/1/27	4,132,000	4,310,900
Invitation Homes Operating Partnership LP 2% 8/15/31	4,645,000	4,137,207
Kite Realty Group Trust:
4% 3/15/25	225,000	231,380
4.75% 9/15/30	4,559,000	4,910,331
LXP Industrial Trust (REIT) 4.4% 6/15/24	225,000	232,467
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	19,000,000	17,902,845
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	2,559,000	2,350,256
3.375% 2/1/31	6,659,000	6,298,965
4.375% 8/1/23	1,387,000	1,423,005
Piedmont Operating Partnership LP 2.75% 4/1/32	670,000	622,447
Realty Income Corp. 2.85% 12/15/32	481,000	467,756
Simon Property Group LP 2.45% 9/13/29	7,542,000	7,284,473
Spirit Realty LP 2.1% 3/15/28	4,920,000	4,632,251
Store Capital Corp.:
2.7% 12/1/31	13,000,000	12,062,590
2.75% 11/18/30	979,000	924,100
UDR, Inc. 2.1% 8/1/32	7,194,000	6,471,758
Ventas Realty LP:
2.5% 9/1/31	5,636,000	5,320,654
3% 1/15/30	8,140,000	8,053,279
4.4% 1/15/29	10,000,000	10,868,435
Vornado Realty LP:
2.15% 6/1/26	837,000	812,597
3.4% 6/1/31	3,027,000	2,969,433
WP Carey, Inc.:
2.4% 2/1/31	5,638,000	5,285,902
4% 2/1/25	7,950,000	8,299,276
		177,996,281
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
4.1% 10/1/24	2,694,000	2,790,750
4.55% 10/1/29	1,809,000	1,945,086
Sun Communities Operating LP:
2.3% 11/1/28	764,000	721,666
2.7% 7/15/31	1,942,000	1,826,879
Tanger Properties LP 2.75% 9/1/31	6,451,000	5,867,662
		13,152,043

TOTAL REAL ESTATE		191,148,324

UTILITIES - 6.9%
Electric Utilities - 3.1%
American Transmission Systems, Inc. 2.65% 1/15/32 (a)	9,388,000	9,012,857
Cleco Corporate Holdings LLC:
3.375% 9/15/29	11,165,000	11,011,213
3.743% 5/1/26	16,357,000	17,005,612
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	3,597,000	3,657,207
Duke Energy Corp. 2.45% 6/1/30	1,269,000	1,205,748
Duke Energy Industries, Inc. 4.9% 7/15/43	2,694,000	3,065,445
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	1,167,000	1,087,650
2.775% 1/7/32 (a)	2,052,000	1,931,615
3.616% 8/1/27 (a)	4,394,000	4,486,157
Edison International 3.55% 11/15/24	4,250,000	4,334,803
Exelon Corp. 4.05% 4/15/30	586,000	621,838
FirstEnergy Corp.:
2.05% 3/1/25	2,196,000	2,135,742
2.25% 9/1/30	9,244,000	8,462,605
2.65% 3/1/30	4,770,000	4,482,178
7.375% 11/15/31	7,300,000	9,140,184
IPALCO Enterprises, Inc.:
3.7% 9/1/24	430,000	440,049
4.25% 5/1/30	2,400,000	2,495,970
Southern Co. 3.7% 4/30/30	14,820,000	15,276,778
Tampa Electric Co. 6.55% 5/15/36	449,000	596,296
Xcel Energy, Inc.:
3.5% 12/1/49	7,338,000	7,023,870
4.8% 9/15/41	499,000	548,998
		108,022,815
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (a)	1,796,000	1,882,185
ONE Gas, Inc. 2% 5/15/30	5,208,000	4,850,960
Southern Co. Gas Capital Corp. 3.15% 9/30/51	4,891,000	4,348,660
		11,081,805
Independent Power and Renewable Electricity Producers - 2.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (a)	10,000,000	9,625,000
Emera U.S. Finance LP:
2.639% 6/15/31	12,675,000	11,841,099
3.55% 6/15/26	14,650,000	15,066,773
4.75% 6/15/46	8,751,000	9,235,407
The AES Corp.:
1.375% 1/15/26	4,810,000	4,571,213
2.45% 1/15/31	13,083,000	12,110,148
3.3% 7/15/25 (a)	3,929,000	3,947,859
3.95% 7/15/30 (a)	3,427,000	3,496,225
		69,893,724
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	6,500,000	5,515,311
Dominion Energy, Inc. 3.071% 8/15/24 (b)	8,845,000	9,001,542
NiSource, Inc.:
0.95% 8/15/25	2,663,000	2,515,873
2.95% 9/1/29	1,798,000	1,772,747
3.49% 5/15/27	3,591,000	3,702,781
3.6% 5/1/30	5,261,000	5,376,159
4.375% 5/15/47	5,000,000	5,228,153
5.25% 2/15/43	212,000	239,699
5.95% 6/15/41	1,024,000	1,259,600
Puget Energy, Inc.:
2.379% 6/15/28	10,580,000	10,058,399
3.65% 5/15/25	2,636,000	2,726,039
4.1% 6/15/30	1,538,000	1,595,193
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.610% 2.6189% 5/15/67 (b)(c)	105,000	84,000
2.2% 12/15/28	5,000,000	4,797,855
		53,873,351

TOTAL UTILITIES		242,871,695

TOTAL NONCONVERTIBLE BONDS
(Cost $3,239,256,272)		3,151,638,086

U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds:
1.75% 8/15/41	$21,300,000	$19,522,781
1.875% 2/15/41	20,000,000	18,801,562
1.875% 11/15/51	56,500,000	52,712,734
2% 11/15/41	31,000,000	29,677,656
2% 8/15/51	5,580,000	5,352,441
2.25% 2/15/52	20,000,000	20,375,000
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $149,371,268)		146,442,174

Asset-Backed Securities - 0.1%
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (Cost $2,223,315)(a)	$2,223,315	$2,256,220

Municipal Securities - 0.2%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,395,000	2,464,365
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	$1,635,000	$2,571,616
Series 2010, 7.625% 3/1/40	305,000	473,052
TOTAL MUNICIPAL SECURITIES
(Cost $4,646,810)		5,509,033

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 4.5% 4/22/29 (Cost $5,648,723)	$5,000,000	$5,302,500

Bank Notes - 0.1%
Regions Bank 6.45% 6/26/37
(Cost $2,730,764)	2,611,000	3,414,531

Preferred Securities - 0.6%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80 (b)	$5,706,000	$5,990,945
FINANCIALS - 0.4%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22	2,763,000	2,922,360
Capital Markets - 0.3%
UBS Group AG:
4.375% (a)(b)(d)	3,595,000	3,257,236
4.875% (a)(b)(d)	7,660,000	7,455,774
		10,713,010

TOTAL FINANCIALS		13,635,370

TOTAL PREFERRED SECURITIES
(Cost $20,045,570)		19,626,315
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.07% (e)
(Cost $151,575,022)	151,545,986	151,576,295
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $3,575,497,744)		3,485,765,154
NET OTHER ASSETS (LIABILITIES) - 0.7%		26,021,926
NET ASSETS - 100%		$3,511,787,080

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $727,047,329 or 20.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$129,127,516	$758,212,842	$735,764,064	$51,767	$--	$1	$151,576,295	0.3%
Total	$129,127,516	$758,212,842	$735,764,064	$51,767	$--	$1	$151,576,295

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,151,638,086	$--	$3,151,638,086	$--
U.S. Government and Government Agency Obligations	146,442,174	--	146,442,174	--
Asset-Backed Securities	2,256,220	--	2,256,220	--
Municipal Securities	5,509,033	--	5,509,033	--
Foreign Government and Government Agency Obligations	5,302,500	--	5,302,500	--
Bank Notes	3,414,531	--	3,414,531	--
Preferred Securities	19,626,315	--	19,626,315	--
Money Market Funds	151,576,295	151,576,295	--	--
Total Investments in Securities:	$3,485,765,154	$151,576,295	$3,334,188,859	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.6%
United Kingdom	5.5%
Canada	2.8%
France	2.6%
Ireland	1.8%
Switzerland	1.2%
Others (Individually Less Than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,423,922,722)	$3,334,188,859
Fidelity Central Funds (cost $151,575,022)	151,576,295
Total Investment in Securities (cost $3,575,497,744)		$3,485,765,154
Receivable for fund shares sold		26,211,930
Interest receivable		30,283,484
Distributions receivable from Fidelity Central Funds		7,179
Receivable from investment adviser for expense reductions		112,273
Total assets		3,542,380,020
Liabilities
Payable for investments purchased	$26,476,860
Payable for fund shares redeemed	2,549,758
Distributions payable	296,311
Accrued management fee	1,010,892
Distribution and service plan fees payable	29,505
Other affiliated payables	229,611
Other payables and accrued expenses	3
Total liabilities		30,592,940
Net Assets		$3,511,787,080
Net Assets consist of:
Paid in capital		$3,595,018,065
Total accumulated earnings (loss)		(83,230,985)
Net Assets		$3,511,787,080
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($73,095,603 ÷ 6,222,983 shares)(a)		$11.75
Maximum offering price per share (100/96.00 of $11.75)		$12.24
Class M:
Net Asset Value and redemption price per share ($10,397,128 ÷ 885,103 shares)(a)		$11.75
Maximum offering price per share (100/96.00 of $11.75)		$12.24
Class C:
Net Asset Value and offering price per share ($13,815,403 ÷ 1,176,345 shares)(a)		$11.74
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($1,187,414,074 ÷ 101,093,302 shares)		$11.75
Class I:
Net Asset Value, offering price and redemption price per share ($174,717,643 ÷ 14,874,265 shares)		$11.75
Class Z:
Net Asset Value, offering price and redemption price per share ($2,052,347,229 ÷ 174,782,742 shares)		$11.74

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$348,028
Interest		51,866,968
Income from Fidelity Central Funds		51,767
Total income		52,266,763
Expenses
Management fee	$6,286,429
Transfer agent fees	1,355,494
Distribution and service plan fees	193,427
Independent trustees' fees and expenses	6,013
Total expenses before reductions	7,841,363
Expense reductions	(412,183)
Total expenses after reductions		7,429,180
Net investment income (loss)		44,837,583
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,256,235
Total net realized gain (loss)		13,256,235
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(286,235,654)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(286,235,653)
Net gain (loss)		(272,979,418)
Net increase (decrease) in net assets resulting from operations		$(228,141,835)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,837,583	$85,885,581
Net realized gain (loss)	13,256,235	19,976,027
Change in net unrealized appreciation (depreciation)	(286,235,653)	(25,405,093)
Net increase (decrease) in net assets resulting from operations	(228,141,835)	80,456,515
Distributions to shareholders	(70,116,053)	(112,967,117)
Share transactions - net increase (decrease)	343,843,417	178,106,536
Total increase (decrease) in net assets	45,585,529	145,595,934
Net Assets
Beginning of period	3,466,201,551	3,320,605,617
End of period	$3,511,787,080	$3,466,201,551

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Corporate Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.86	$12.24	$11.22	$11.68	$11.73
Income from Investment Operations
Net investment income (loss)A,B	.132	.277	.311	.376	.352	.329
Net realized and unrealized gain (loss)	(.921)	.004	.624	1.018	(.465)	(.054)
Total from investment operations	(.789)	.281	.935	1.394	(.113)	.275
Distributions from net investment income	(.134)	(.274)	(.315)	(.374)	(.347)	(.325)
Distributions from net realized gain	(.087)	(.107)	–	–	–	–
Total distributions	(.221)	(.381)	(.315)	(.374)	(.347)	(.325)
Net asset value, end of period	$11.75	$12.76	$12.86	$12.24	$11.22	$11.68
Total ReturnC,D,E	(6.26)%	2.24%	7.78%	12.72%	(.97)%	2.43%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.77%H	.77%	.77%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.77%H	.77%	.77%	.79%	.79%	.79%
Expenses net of all reductions	.77%H	.77%	.77%	.79%	.79%	.79%
Net investment income (loss)	2.16%H	2.19%	2.53%	3.31%	3.09%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$73,096	$81,746	$74,657	$48,410	$37,046	$38,496
Portfolio turnover rateI	34%H	46%	31%J	28%	47%	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.86	$12.24	$11.22	$11.68	$11.73
Income from Investment Operations
Net investment income (loss)A,B	.130	.274	.304	.368	.343	.319
Net realized and unrealized gain (loss)	(.921)	.004	.624	1.017	(.465)	(.054)
Total from investment operations	(.791)	.278	.928	1.385	(.122)	.265
Distributions from net investment income	(.132)	(.271)	(.308)	(.365)	(.338)	(.315)
Distributions from net realized gain	(.087)	(.107)	–	–	–	–
Total distributions	(.219)	(.378)	(.308)	(.365)	(.338)	(.315)
Net asset value, end of period	$11.75	$12.76	$12.86	$12.24	$11.22	$11.68
Total ReturnC,D,E	(6.27)%	2.21%	7.72%	12.64%	(1.05)%	2.35%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.81%H	.79%	.82%	.87%	.87%	.87%
Expenses net of fee waivers, if any	.81%H	.79%	.82%	.87%	.87%	.87%
Expenses net of all reductions	.81%H	.79%	.82%	.87%	.87%	.87%
Net investment income (loss)	2.12%H	2.16%	2.47%	3.24%	3.00%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$10,397	$12,127	$11,858	$9,093	$7,819	$9,317
Portfolio turnover rateI	34%H	46%	31%J	28%	47%	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.86	$12.23	$11.22	$11.68	$11.72
Income from Investment Operations
Net investment income (loss)A,B	.085	.180	.215	.292	.266	.242
Net realized and unrealized gain (loss)	(.931)	.003	.634	1.005	(.465)	(.044)
Total from investment operations	(.846)	.183	.849	1.297	(.199)	.198
Distributions from net investment income	(.087)	(.176)	(.219)	(.287)	(.261)	(.238)
Distributions from net realized gain	(.087)	(.107)	–	–	–	–
Total distributions	(.174)	(.283)	(.219)	(.287)	(.261)	(.238)
Net asset value, end of period	$11.74	$12.76	$12.86	$12.23	$11.22	$11.68
Total ReturnC,D,E	(6.69)%	1.46%	7.04%	11.78%	(1.72)%	1.75%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.54%H	1.54%	1.54%	1.55%	1.55%	1.54%
Expenses net of fee waivers, if any	1.54%H	1.54%	1.54%	1.55%	1.55%	1.54%
Expenses net of all reductions	1.54%H	1.54%	1.54%	1.55%	1.55%	1.54%
Net investment income (loss)	1.39%H	1.42%	1.75%	2.56%	2.33%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$13,815	$17,010	$17,956	$14,009	$14,836	$18,432
Portfolio turnover rateI	34%H	46%	31%J	28%	47%	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.86	$12.24	$11.22	$11.68	$11.73
Income from Investment Operations
Net investment income (loss)A,B	.153	.318	.350	.415	.389	.367
Net realized and unrealized gain (loss)	(.922)	.003	.624	1.017	(.463)	(.054)
Total from investment operations	(.769)	.321	.974	1.432	(.074)	.313
Distributions from net investment income	(.154)	(.314)	(.354)	(.412)	(.386)	(.363)
Distributions from net realized gain	(.087)	(.107)	–	–	–	–
Total distributions	(.241)	(.421)	(.354)	(.412)	(.386)	(.363)
Net asset value, end of period	$11.75	$12.76	$12.86	$12.24	$11.22	$11.68
Total ReturnC,D	(6.10)%	2.56%	8.12%	13.10%	(.63)%	2.77%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.49%G	2.50%	2.84%	3.65%	3.43%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,187,414	$1,481,426	$2,179,540	$1,411,052	$1,142,503	$991,210
Portfolio turnover rateH	34%G	46%	31%I	28%	47%	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.86	$12.24	$11.22	$11.68	$11.73
Income from Investment Operations
Net investment income (loss)A,B	.149	.311	.344	.412	.385	.362
Net realized and unrealized gain (loss)	(.922)	.004	.624	1.015	(.465)	(.054)
Total from investment operations	(.773)	.315	.968	1.427	(.080)	.308
Distributions from net investment income	(.150)	(.308)	(.348)	(.407)	(.380)	(.358)
Distributions from net realized gain	(.087)	(.107)	–	–	–	–
Total distributions	(.237)	(.415)	(.348)	(.407)	(.380)	(.358)
Net asset value, end of period	$11.75	$12.76	$12.86	$12.24	$11.22	$11.68
Total ReturnC,D	(6.13)%	2.51%	8.07%	13.06%	(.68)%	2.72%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.51%G	.50%	.50%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.51%G	.50%	.50%	.49%	.50%	.50%
Expenses net of all reductions	.51%G	.50%	.50%	.49%	.50%	.50%
Net investment income (loss)	2.43%G	2.45%	2.80%	3.63%	3.38%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$174,718	$200,288	$183,627	$122,654	$129,845	$140,638
Portfolio turnover rateH	34%G	46%	31%I	28%	47%	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.86	$12.23	$11.16
Income from Investment Operations
Net investment income (loss)B,C	.157	.328	.360	.358
Net realized and unrealized gain (loss)	(.931)	.005	.635	1.097
Total from investment operations	(.774)	.333	.995	1.455
Distributions from net investment income	(.159)	(.326)	(.365)	(.385)
Distributions from net realized gain	(.087)	(.107)	–	–
Total distributions	(.246)	(.433)	(.365)	(.385)
Net asset value, end of period	$11.74	$12.76	$12.86	$12.23
Total ReturnD,E	(6.14)%	2.66%	8.30%	13.34%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.40%H	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.36%H	.36%	.36%	.36%H
Expenses net of all reductions	.36%H	.36%	.36%	.36%H
Net investment income (loss)	2.57%H	2.59%	2.93%	3.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,052,347	$1,673,604	$852,967	$100,483
Portfolio turnover rateI	34%H	46%	31%J	28%

 A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Corporate Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$54,954,802
Gross unrealized depreciation	(143,556,830)
Net unrealized appreciation (depreciation)	$(88,602,028)
Tax cost	$3,574,367,182

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond Fund	572,152,173	288,638,594

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$99,248	$5,104
Class M	-%	.25%	14,158	–
Class C	.75%	.25%	80,021	14,759
			$193,427	$19,863

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,580
Class M	885
Class C(a)	745
$7,210

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond and Class Z. FIIOC receives an asset-based fee of Corporate Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$66,319.17
Class M	11,435.20
Class C	14,447.18
Corporate Bond	633,520.09
Class I	149,988.15
Class Z	479,785.05
	$1,355,494

 (a) Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2022. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$412,132

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $51.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Corporate Bond Fund
Distributions to shareholders
Class A	$1,423,983	$2,401,138
Class M	200,699	367,105
Class C	227,846	432,702
Corporate Bond	27,013,925	75,271,880
Class I	3,846,345	6,090,803
Class Z	37,403,255	28,403,489
Total	$70,116,053	$112,967,117

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2022	Year ended August 31, 2021	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Corporate Bond Fund
Class A
Shares sold	747,853	3,491,333	$9,300,252	$44,536,789
Reinvestment of distributions	114,323	185,941	1,414,024	2,359,228
Shares redeemed	(1,043,946)	(3,077,220)	(12,836,905)	(39,063,641)
Net increase (decrease)	(181,770)	600,054	$(2,122,629)	$7,832,376
Class M
Shares sold	46,475	256,040	$575,965	$3,257,273
Reinvestment of distributions	16,067	28,723	198,784	364,510
Shares redeemed	(127,561)	(256,659)	(1,578,576)	(3,252,704)
Net increase (decrease)	(65,019)	28,104	$(803,827)	$369,079
Class C
Shares sold	154,018	713,684	$1,917,276	$9,094,163
Reinvestment of distributions	18,309	33,822	226,863	429,292
Shares redeemed	(328,866)	(810,946)	(4,040,898)	(10,258,700)
Net increase (decrease)	(156,539)	(63,440)	$(1,896,759)	$(735,245)
Corporate Bond
Shares sold	8,410,355	88,663,171	$103,960,113	$1,127,904,153
Reinvestment of distributions	1,975,062	5,405,495	24,435,607	68,568,448
Shares redeemed	(25,364,141)	(147,462,217)	(311,695,670)	(1,875,165,667)
Net increase (decrease)	(14,978,724)	(53,393,551)	$(183,299,950)	$(678,693,066)
Class I
Shares sold	2,859,008	10,297,123	$35,811,935	$130,688,880
Reinvestment of distributions	309,433	475,929	3,826,959	6,041,956
Shares redeemed	(3,986,333)	(9,357,769)	(48,972,366)	(118,209,282)
Net increase (decrease)	(817,892)	1,415,283	$(9,333,472)	$18,521,554
Class Z
Shares sold	56,105,734	98,277,720	$691,702,763	$1,256,354,401
Reinvestment of distributions	3,001,168	2,151,998	37,031,627	27,312,728
Shares redeemed	(15,491,822)	(35,600,855)	(187,434,336)	(452,855,291)
Net increase (decrease)	43,615,080	64,828,863	$541,300,054	$830,811,838

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Corporate Bond Fund	41%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Corporate Bond Fund
Class A	.77%
Actual		$1,000.00	$937.40	$3.70
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class M	.81%
Actual		$1,000.00	$937.30	$3.89
Hypothetical-C		$1,000.00	$1,020.78	$4.06
Class C	1.54%
Actual		$1,000.00	$933.10	$7.38
Hypothetical-C		$1,000.00	$1,017.16	$7.70
Corporate Bond	.45%
Actual		$1,000.00	$939.00	$2.16
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.51%
Actual		$1,000.00	$938.70	$2.45
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Class Z	.36%
Actual		$1,000.00	$938.60	$1.73
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover expenses beyond portfolio management, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for "fund-level" expenses beyond portfolio management (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CBD-SANN-0422
1.907007.111

Fidelity® Conservative Income Bond Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of Fund's investments 02/28/2022
0-30	29.4%
31-90	15.3%
91-180	13.5%
181-397	11.1%
> 397	30.7%

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	63.2%
U.S. Government and U.S. Government Agency Obligations	6.0%
Other Investments	2.7%
Short-Term Investments and Net Other Assets (Liabilities)	28.1%

 * Foreign investments - 26.7%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 63.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.7%
NTT Finance Corp. 0.373% 3/3/23 (a)	$49,820,000	$49,288,682
Entertainment - 0.4%
The Walt Disney Co. 3% 9/15/22	28,000,000	28,297,665
Media - 0.7%
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.5701% 3/4/22 (b)(c)	47,662,000	47,663,162
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8143% 3/22/22 (b)(c)	31,024,000	31,028,929

TOTAL COMMUNICATION SERVICES		156,278,438

CONSUMER DISCRETIONARY - 3.5%
Automobiles - 3.0%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.6296% 2/22/23 (b)(c)	15,898,000	15,906,801
0.4% 10/21/22	13,760,000	13,708,923
2.2% 6/27/22	25,750,000	25,855,347
BMV Finance NV 2.25% 8/12/22 (a)	20,155,000	20,277,531
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.5792% 4/1/24 (a)(b)(c)	28,838,000	29,001,084
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.760% 0.8093% 3/8/24 (b)(c)	19,604,000	19,647,451
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (b)(c)	16,700,000	16,856,398
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (a)	23,359,000	23,205,942
2.9% 5/13/22 (a)	36,127,000	36,258,399
		200,717,876
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.420% 0.47% 2/14/24 (b)(c)	16,681,000	16,693,828
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp. 2.05% 4/23/22	15,645,000	15,672,378

TOTAL CONSUMER DISCRETIONARY		233,084,082

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
7-Eleven, Inc. 0.625% 2/10/23 (a)	3,566,000	3,537,456
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.630% 0.68% 2/16/24 (b)(c)	16,541,000	16,583,345
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.45% 2/17/23 (b)(c)	10,886,000	10,875,103
2.9% 7/15/22	30,858,000	31,012,189
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.7886% 8/16/22 (b)(c)	36,278,000	36,340,713
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 1.8444% 1/13/23 (b)(c)	6,268,000	6,244,144
		101,055,494
FINANCIALS - 43.0%
Banks - 24.8%
Bank of America Corp.:
3 month U.S. LIBOR + 1.000% 1.2589% 4/24/23 (b)(c)	6,751,000	6,759,707
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.660% 0.7093% 2/4/25 (b)(c)	28,500,000	28,519,665
0.523% 6/14/24 (b)	23,400,000	22,974,548
2.816% 7/21/23 (b)	11,725,000	11,785,619
2.881% 4/24/23 (b)	30,425,000	30,483,840
3.004% 12/20/23 (b)	47,004,000	47,421,742
3.3% 1/11/23	9,800,000	9,964,696
Bank of Montreal:
3 month U.S. LIBOR + 0.570% 0.7898% 3/26/22 (b)(c)	30,449,000	30,462,995
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.3142% 9/15/23 (b)(c)	25,000,000	24,967,010
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.270% 0.3189% 4/14/23 (b)(c)	27,400,000	27,353,021
2.9% 3/26/22	20,196,000	20,226,632
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.3092% 9/15/23 (b)(c)	30,450,000	30,421,626
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4294% 7/31/24 (b)(c)	26,000,000	25,968,273
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.440% 0.4939% 4/15/24 (b)(c)	29,350,000	29,384,542
Barclays Bank PLC 1.7% 5/12/22	3,860,000	3,863,337
BNP Paribas SA 3.5% 3/1/23 (a)	16,600,000	16,865,238
BPCE SA:
3 month U.S. LIBOR + 1.240% 1.4409% 9/12/23 (a)(b)(c)	14,800,000	14,982,750
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 0.6189% 1/14/25 (a)(b)(c)	14,031,000	14,010,786
3% 5/22/22 (a)	34,400,000	34,525,211
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.3891% 6/22/23 (b)(c)	27,203,000	27,180,966
2.606% 7/22/23 (b)	30,832,000	30,947,284
Capital One NA 3 month U.S. LIBOR + 0.820% 1.159% 8/8/22 (b)(c)	11,300,000	11,322,429
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 1.6009% 9/1/23 (b)(c)	12,000,000	12,059,435
2.7% 10/27/22	24,868,000	25,077,473
2.75% 4/25/22	4,242,000	4,247,857
2.876% 7/24/23 (b)	30,000,000	30,164,341
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	40,167,000	40,687,540
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.48% 5/21/24 (a)(b)(c)	25,121,000	25,108,545
First Republic Bank 2.5% 6/6/22	25,000,000	25,056,928
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.63% 11/22/24 (b)(c)	20,000,000	20,020,175
3.262% 3/13/23 (b)	39,855,000	39,875,753
3.95% 5/18/24 (b)	16,100,000	16,456,162
ING Groep NV 3.15% 3/29/22	21,500,000	21,539,195
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 1.4889% 10/24/23 (b)(c)	19,286,000	19,397,982
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.6292% 3/16/24 (b)(c)	40,575,000	40,638,367
0.697% 3/16/24 (b)	26,600,000	26,265,264
2.776% 4/25/23 (b)	38,827,000	38,895,464
3.207% 4/1/23 (b)	20,885,000	20,915,769
3.559% 4/23/24 (b)	24,785,000	25,250,869
3.797% 7/23/24 (b)	11,250,000	11,519,130
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/14/24 (b)(c)	15,000,000	14,946,263
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	15,660,000	15,640,417
2.858% 3/17/23 (b)	23,800,000	23,813,589
2.907% 11/7/23 (b)	26,460,000	26,646,345
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 0.9471% 7/26/23 (b)(c)	15,000,000	15,094,036
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.700% 0.8876% 3/7/22 (b)(c)	34,667,000	34,669,698
3 month U.S. LIBOR + 0.860% 1.1271% 7/26/23 (b)(c)	25,243,000	25,442,743
2.623% 7/18/22	39,831,000	40,079,457
2.665% 7/25/22	25,000,000	25,163,616
3.218% 3/7/22	39,904,000	39,918,033
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.840% 1.0813% 7/16/23 (b)(c)	12,315,000	12,338,896
3 month U.S. LIBOR + 0.850% 1.0509% 9/13/23 (b)(c)	5,725,000	5,741,450
3 month U.S. LIBOR + 0.880% 1.0809% 9/11/22 (b)(c)	14,700,000	14,750,470
2.721% 7/16/23 (b)	40,000,000	40,170,578
Morgan Stanley Domestic Hold 2.95% 8/24/22	47,617,000	47,968,068
NatWest Markets PLC 3.625% 9/29/22 (a)	37,178,000	37,695,298
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4989% 10/26/23 (b)(c)	31,000,000	31,008,433
Sumitomo Mitsui Banking Corp. 3.2% 7/18/22	30,000,000	30,241,307
Sumitomo Mitsui Financial Group, Inc. 3 month U.S. LIBOR + 0.860% 1.108% 7/19/23 (b)(c)	12,997,000	13,110,058
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 0.7009% 12/1/22 (b)(c)	28,063,000	28,131,161
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2693% 6/2/23 (b)(c)	30,250,000	30,196,379
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.4043% 3/4/24 (b)(c)	32,800,000	32,730,464
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 0.5291% 1/27/23 (b)(c)	34,290,000	34,355,636
0.25% 1/6/23	30,480,000	30,228,716
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.200% 0.2489% 1/17/24 (b)(c)	30,450,000	30,412,297
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.730% 0.7793% 3/9/23 (b)(c)	32,136,000	32,283,706
Wells Fargo & Co. 3.5% 3/8/22	8,982,000	8,985,784
		1,665,331,064
Capital Markets - 8.9%
Charles Schwab Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5492% 3/18/24 (b)(c)	11,600,000	11,617,957
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4295% 8/9/23 (b)(c)	16,400,000	16,371,447
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.4396% 2/2/24 (b)(c)	50,000,000	49,943,879
2.8% 4/8/22	24,669,000	24,724,739
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5496% 11/8/23 (b)(c)	28,400,000	28,341,022
3.3% 11/16/22	19,031,000	19,234,124
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 1.2139% 2/23/23 (b)(c)	46,919,000	47,083,072
3 month U.S. LIBOR + 1.000% 1.2589% 7/24/23 (b)(c)	5,757,000	5,769,656
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.4793% 3/8/23 (b)(c)	30,000,000	29,977,172
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.7495% 1/24/25 (b)(c)	27,000,000	27,020,520
0.627% 11/17/23 (b)	34,436,000	34,152,222
2.905% 7/24/23 (b)	19,500,000	19,601,056
2.908% 6/5/23 (b)	21,350,000	21,433,981
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 0.6743% 1/24/25 (b)(c)	27,000,000	27,027,540
0.529% 1/25/24 (b)	16,992,000	16,793,744
0.56% 11/10/23 (b)	25,185,000	24,988,141
2.75% 5/19/22	34,729,000	34,866,295
3.737% 4/24/24 (b)	15,000,000	15,279,759
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/1/23 (a)(b)(c)	23,250,000	23,255,876
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.360% 0.4095% 2/9/24 (a)(b)(c)	36,650,000	36,584,490
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 0.5194% 1/13/25 (a)(b)(c)	20,750,000	20,742,115
1.75% 4/21/22 (a)	30,946,000	30,967,779
UBS Group AG 3 month U.S. LIBOR + 0.950% 1.4564% 8/15/23 (a)(b)(c)	28,100,000	28,189,397
		593,965,983
Consumer Finance - 4.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 0.7292% 9/29/23 (b)(c)	20,613,000	20,557,551
American Express Co.:
3 month U.S. LIBOR + 0.610% 0.9266% 8/1/22 (b)(c)	24,003,000	24,037,206
3 month U.S. LIBOR + 0.620% 1.1% 5/20/22 (b)(c)	30,998,000	31,013,950
2.75% 5/20/22	51,755,000	51,881,252
Capital One Financial Corp. 1.343% 12/6/24 (b)	17,000,000	16,744,086
John Deere Capital Corp. 2.75% 3/15/22	7,085,000	7,089,696
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.35% 6/13/22 (b)(c)	30,000,000	30,001,611
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.3691% 4/6/23 (b)(c)	30,100,000	30,093,093
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.4% 6/13/23 (b)(c)	25,000,000	25,000,000
0.45% 7/22/22	27,195,000	27,137,982
1.15% 5/26/22	34,595,000	34,602,276
		298,158,703
Diversified Financial Services - 0.9%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.75% 5/24/24 (a)(b)(c)	32,000,000	32,032,320
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.710% 0.7641% 1/7/25 (a)(b)(c)	31,450,000	31,445,627
		63,477,947
Insurance - 4.0%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.4383% 4/6/23 (a)(b)(c)	31,725,000	31,721,465
Marsh & McLennan Companies, Inc. 3.3% 3/14/23	3,378,000	3,430,756
Metropolitan Life Global Funding I:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 0.619% 1/13/23 (a)(b)(c)	32,895,000	32,995,988
3.875% 4/11/22 (a)	9,485,000	9,515,540
Metropolitan Tower Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 0.5989% 1/17/23 (a)(b)(c)	42,351,000	42,491,895
0.55% 7/13/22 (a)	37,753,000	37,717,024
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5113% 1/10/23 (a)(b)(c)	28,272,000	28,295,550
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2696% 2/2/23 (a)(b)(c)	30,150,000	30,146,092
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4281% 4/12/24 (a)(b)(c)	30,000,000	30,012,817
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.499% 4/12/24 (a)(b)(c)	19,254,000	19,291,018
		265,618,145

TOTAL FINANCIALS		2,886,551,842

HEALTH CARE - 2.9%
Biotechnology - 1.1%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 1.1296% 11/21/22 (b)(c)	13,716,000	13,765,518
2.3% 11/21/22	12,882,000	12,961,425
2.9% 11/6/22	23,496,000	23,728,620
3.25% 10/1/22	24,285,000	24,446,748
		74,902,311
Health Care Providers & Services - 0.4%
CVS Health Corp. 3.5% 7/20/22	29,200,000	29,342,184
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.5789% 10/18/24 (b)(c)	10,321,000	10,328,617
Pharmaceuticals - 1.2%
AstraZeneca PLC 2.375% 6/12/22	27,104,000	27,186,393
Bristol-Myers Squibb Co. 2.6% 5/16/22	27,432,000	27,536,004
Viatris, Inc. 1.125% 6/22/22	28,100,000	28,111,909
		82,834,306

TOTAL HEALTH CARE		197,407,418

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
The Boeing Co. 1.167% 2/4/23	13,379,000	13,324,750
Industrial Conglomerates - 1.5%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.709% 8/8/22 (b)(c)	36,126,000	36,173,735
0.483% 8/19/22	9,633,000	9,620,538
Roper Technologies, Inc. 3.125% 11/15/22	4,000,000	4,037,148
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.4793% 3/11/24 (a)(b)(c)	32,000,000	32,057,235
0.4% 3/11/23 (a)	19,270,000	19,036,986
		100,925,642
Machinery - 2.2%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.150% 0.2% 11/17/22 (b)(c)	31,260,000	31,248,790
0.25% 3/1/23	25,350,000	25,087,208
0.95% 5/13/22	33,583,000	33,595,771
1.9% 9/6/22	13,000,000	13,054,940
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5493% 6/14/23 (a)(b)(c)	26,800,000	26,793,652
1.125% 12/14/23 (a)	18,400,000	18,127,337
		147,907,698
Trading Companies & Distributors - 0.4%
Air Lease Corp. 3 month U.S. LIBOR + 0.350% 0.5528% 12/15/22 (b)(c)	27,250,000	27,234,707

TOTAL INDUSTRIALS		289,392,797

INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.5%
IBM Corp. 2.85% 5/13/22	31,917,000	32,060,590
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.2992% 10/1/24 (b)(c)	9,050,000	9,048,283

TOTAL INFORMATION TECHNOLOGY		41,108,873

MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	3,085,000	3,074,991
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Kimco Realty Corp. 3.4% 11/1/22	16,486,000	16,680,003
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.4794% 1/11/24 (b)(c)	14,294,000	14,306,500
		30,986,503
UTILITIES - 4.5%
Electric Utilities - 3.8%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.7028% 6/15/23 (a)(b)(c)	15,106,000	15,096,389
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2993% 6/10/23 (b)(c)	14,005,000	13,972,648
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2995% 5/10/23 (b)(c)	17,114,000	17,114,001
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.7496% 2/22/23 (b)(c)	42,128,000	42,082,797
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.4496% 11/3/23 (b)(c)	28,375,000	28,375,170
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 0.59% 3/1/23 (b)(c)	16,898,000	16,935,414
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 0.4698% 9/28/23 (b)(c)	8,800,000	8,776,479
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.3793% 6/24/24 (b)(c)	21,651,000	21,575,284
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 0.52% 12/2/22 (b)(c)	25,725,000	25,744,613
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.640% 0.6892% 4/3/23 (b)(c)	25,000,000	25,006,417
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.830% 0.8792% 4/1/24 (b)(c)	25,000,000	25,048,250
Southern Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 0.4195% 5/10/23 (b)(c)	13,806,000	13,794,261
		253,521,723
Gas Utilities - 0.3%
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 0.8109% 3/11/23 (b)(c)	16,175,000	16,175,701
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5483% 9/14/23 (b)(c)	4,524,000	4,514,095
		20,689,796
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.6995% 5/13/24 (b)(c)	13,794,000	13,796,552
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.7328% 9/15/23 (b)(c)	12,339,000	12,340,131
		26,136,683

TOTAL UTILITIES		300,348,202

TOTAL NONCONVERTIBLE BONDS
(Cost $4,251,511,282)		4,242,826,096

U.S. Government and Government Agency Obligations - 6.0%
U.S. Government Agency Obligations - 0.7%
Fannie Mae U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 7/8/22 (b)(c)	28,529,000	28,545,514
Freddie Mac U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.130% 0.18% 8/5/22 (b)(c)	18,688,000	18,698,201

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		47,243,715

U.S. Treasury Obligations - 5.3%
U.S. Treasury Notes:
0.125% 5/31/22	$152,343,000	$152,210,941
0.125% 6/30/22	11,710,600	11,695,161
0.125% 12/31/22	120,000,000	119,128,126
0.375% 10/31/23	72,535,000	71,299,638

TOTAL U.S. TREASURY OBLIGATIONS		354,333,866

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $403,644,617)		401,577,581

Bank Notes - 2.7%
Capital One NA 2.15% 9/6/22	38,374,000	38,589,522
Huntington National Bank 2.5% 8/7/22	22,725,000	22,846,079
MUFG Union Bank NA 3.15% 4/1/22	19,025,000	19,025,000
PNC Bank NA 2.875% 6/29/22	46,322,000	46,532,061
Truist Bank 2.8% 5/17/22	52,565,000	52,699,920
TOTAL BANK NOTES
(Cost $179,953,299)		179,692,582

Certificates of Deposit - 6.1%
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.35% 2/2/23 (b)(c)	34,000,000	33,989,453
0.28% 5/17/22	34,200,000	34,183,338
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.170% 0.22% 8/19/22 (b)(c)	35,000,000	34,998,828
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 0.33% 3/3/23 (b)(c)	33,800,000	33,792,412
Credit Suisse AG yankee U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 3/20/23 (b)(c)	35,000,000	34,974,989
Lloyds Bank Corporate Markets PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 0.33% 2/13/23 (b)(c)	35,000,000	34,987,435
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.160% 0.21% 7/25/22 (b)(c)	35,000,000	34,999,713
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 0.33% 2/10/23 (b)(c)	35,000,000	34,994,950
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 8/4/22 (b)(c)	33,800,000	33,798,675
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 0.33% 2/10/23 (b)(c)	35,000,000	34,989,899
Sumitomo Mitsui Trust Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.160% 0.21% 8/1/22 (b)(c)	33,800,000	33,798,844
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.190% 0.24% 8/19/22 (b)(c)	35,000,000	34,997,659
TOTAL CERTIFICATES OF DEPOSIT
(Cost $414,600,000)		414,506,195

Commercial Paper - 12.6%
American Electric Power Co., Inc. 0.8% 4/27/22	35,000,000	34,964,080
AT&T, Inc. 0.53% 6/14/22	28,800,000	28,727,919
Bank of Montreal yankee 0.22% 8/9/22 (b)(c)	35,000,000	35,000,000
Bank of Nova Scotia yankee 0.34% 6/15/22	28,800,000	28,754,205
Cigna Corp. 0.8% 4/25/22	34,000,000	33,967,051
Enel Finance America LLC:
yankee:
0.37% 7/11/22	34,200,000	34,084,643
0.4% 9/22/22	31,000,000	30,795,115
0.63% 7/14/22	27,000,000	26,905,854
0.4% 8/11/22	29,300,000	29,165,188
General Motors Financial Co., Inc. 0.45% 3/22/22	9,700,000	9,697,054
HSBC U.S.A., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.4% 2/1/23 (b)(c)	34,000,000	33,974,208
yankee 0.35% 5/13/22	34,250,000	34,213,178
0.33% 9/13/22	34,200,000	34,005,737
0.33% 10/4/22	30,200,000	30,001,577
National Bank of Canada yankee 0.22% 8/30/22 (b)(c)	33,000,000	32,996,479
NatWest Markets PLC yankee:
0.3% 6/21/22	33,200,000	33,117,883
0.35% 4/19/22	34,300,000	34,274,608
0.6% 7/27/22	24,000,000	23,913,182
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 8/22/22 (b)(c)	35,000,000	35,000,000
Sempra Energy 1% 5/23/22	35,000,000	34,935,320
Societe Generale yankee:
0.25% 8/31/22 (b)(c)	35,000,000	34,998,033
0.295% 4/28/22	35,000,000	34,980,841
Thermo Fisher Scientific, Inc. 0.51% 6/1/22	28,500,000	28,441,395
Toyota Motor Credit Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.170% 0.22% 8/9/22 (b)(c)	20,000,000	19,999,640
UBS AG London Branch yankee:
0.35% 6/15/22	30,000,000	29,946,768
0.45% 9/7/22	33,500,000	33,357,990
Viatris, Inc.:
0.68% 4/26/22	25,400,000	25,366,459
0.71% 3/22/22	19,000,000	18,993,648
TOTAL COMMERCIAL PAPER
(Cost $845,420,536)		844,578,055
	Shares	Value

Money Market Funds - 9.1%
Fidelity Cash Central Fund 0.07% (d)
(Cost $610,275,034)	610,205,867	610,327,909
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $6,705,404,768)		6,693,508,418
NET OTHER ASSETS (LIABILITIES) - 0.3%		19,346,597
NET ASSETS - 100%		$6,712,855,015

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $884,348,505 or 13.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$804,107,746	$1,709,450,517	$1,903,230,354	$239,746	$--	$--	$610,327,909	1.1%
Total	$804,107,746	$1,709,450,517	$1,903,230,354	$239,746	$--	$--	$610,327,909

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$4,242,826,096	$--	$4,242,826,096	$--
U.S. Government and Government Agency Obligations	401,577,581	--	401,577,581	--
Bank Notes	179,692,582	--	179,692,582	--
Certificates of Deposit	414,506,195	--	414,506,195	--
Commercial Paper	844,578,055	--	844,578,055	--
Money Market Funds	610,327,909	610,327,909	--	--
Total Investments in Securities:	$6,693,508,418	$610,327,909	$6,083,180,509	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.3%
Canada	9.7%
United Kingdom	7.3%
Japan	4.9%
France	2.1%
Netherlands	1.4%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,095,129,734)	$6,083,180,509
Fidelity Central Funds (cost $610,275,034)	610,327,909
Total Investment in Securities (cost $6,705,404,768)		$6,693,508,418
Cash		19,715
Receivable for fund shares sold		15,805,341
Interest receivable		16,365,160
Distributions receivable from Fidelity Central Funds		40,091
Receivable from investment adviser for expense reductions		609,546
Other receivables		7,664
Total assets		6,726,355,935
Liabilities
Payable for fund shares redeemed	$11,218,805
Distributions payable	249,096
Accrued management fee	1,674,181
Other affiliated payables	351,172
Other payables and accrued expenses	7,666
Total liabilities		13,500,920
Net Assets		$6,712,855,015
Net Assets consist of:
Paid in capital		$6,725,282,048
Total accumulated earnings (loss)		(12,427,033)
Net Assets		$6,712,855,015
Net Asset Value and Maximum Offering Price
Conservative Income Bond:
Net Asset Value, offering price and redemption price per share ($1,705,347,391 ÷ 170,213,229 shares)		$10.02
Institutional Class:
Net Asset Value, offering price and redemption price per share ($5,007,507,624 ÷ 499,796,869 shares)		$10.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$15,685,491
Income from Fidelity Central Funds		239,746
Total income		15,925,237
Expenses
Management fee	$10,404,684
Transfer agent fees	2,199,903
Independent trustees' fees and expenses	12,326
Total expenses before reductions	12,616,913
Expense reductions	(3,079,062)
Total expenses after reductions		9,537,851
Net investment income (loss)		6,387,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	172,506
Total net realized gain (loss)		172,506
Change in net unrealized appreciation (depreciation) on investment securities		(22,359,470)
Net gain (loss)		(22,186,964)
Net increase (decrease) in net assets resulting from operations		$(15,799,578)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,387,386	$28,594,733
Net realized gain (loss)	172,506	15,200,196
Change in net unrealized appreciation (depreciation)	(22,359,470)	(29,922,128)
Net increase (decrease) in net assets resulting from operations	(15,799,578)	13,872,801
Distributions to shareholders	(7,807,646)	(30,846,321)
Share transactions - net increase (decrease)	(638,386,018)	(4,816,373,672)
Total increase (decrease) in net assets	(661,993,242)	(4,833,347,192)
Net Assets
Beginning of period	7,374,848,257	12,208,195,449
End of period	$6,712,855,015	$7,374,848,257

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Conservative Income Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$10.07	$10.04	$10.04	$10.04	$10.03
Income from Investment Operations
Net investment income (loss)A,B	.006	.029	.146	.247	.180	.106
Net realized and unrealized gain (loss)	(.028)	(.019)	.031	–C	(.004)	.011
Total from investment operations	(.022)	.010	.177	.247	.176	.117
Distributions from net investment income	(.006)	(.028)	(.147)	(.247)	(.176)	(.105)
Distributions from net realized gain	(.002)	(.002)	–	–	–	(.002)
Total distributions	(.008)	(.030)	(.147)	(.247)	(.176)	(.107)
Net asset value, end of period	$10.02	$10.05	$10.07	$10.04	$10.04	$10.04
Total ReturnD,E	(.22)%	.10%	1.77%	2.49%	1.77%	1.17%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.40%H	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.11%H	.29%	1.45%	2.46%	1.80%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,705,347	$2,010,520	$2,845,333	$2,757,403	$2,432,108	$1,818,466
Portfolio turnover rateI	34%H	62%J	56%	36%	40%	45%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Conservative Income Bond Fund Institutional Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$10.07	$10.04	$10.04	$10.04	$10.03
Income from Investment Operations
Net investment income (loss)A,B	.011	.039	.156	.257	.190	.116
Net realized and unrealized gain (loss)	(.028)	(.019)	.031	–C	(.004)	.011
Total from investment operations	(.017)	.020	.187	.257	.186	.127
Distributions from net investment income	(.011)	(.038)	(.157)	(.257)	(.186)	(.115)
Distributions from net realized gain	(.002)	(.002)	–	–	–	(.002)
Total distributions	(.013)	(.040)	(.157)	(.257)	(.186)	(.117)
Net asset value, end of period	$10.02	$10.05	$10.07	$10.04	$10.04	$10.04
Total ReturnD,E	(.17)%	.20%	1.88%	2.59%	1.87%	1.27%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.21%H	.39%	1.55%	2.56%	1.90%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$5,007,508	$5,364,328	$9,362,863	$9,371,991	$7,921,474	$5,627,727
Portfolio turnover rateI	34%H	62%J	56%	36%	40%	45%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Conservative Income Bond Fund	$7,664

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind and deferred Trustee compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,841,199
Gross unrealized depreciation	(13,737,550)
Net unrealized appreciation (depreciation)	$(11,896,351)
Tax cost	$6,705,404,769

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Bond Fund	741,999,369	1,432,643,394

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Conservative Income Bond	$931,579.10
Institutional Class	1,268,324.05
	$2,199,903

 (a) Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Conservative Income Bond Fund	354,860,413	13,415,706	3,573,444,362	Institutional Class

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2022. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Bond	.35%	$490,544
Institutional Class	.25%	2,588,500
		$3,079,044

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $18.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Conservative Income Bond Fund
Distributions to shareholders
Conservative Income Bond	$1,431,713	$7,481,848
Institutional Class	6,375,933	23,364,473
Total	$7,807,646	$30,846,321

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2022	Year ended August 31, 2021	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Conservative Income Bond Fund
Conservative Income Bond
Shares sold	23,931,517	84,524,483	$239,789,902	$850,311,821
Reinvestment of distributions	127,545	663,621	1,280,430	6,676,051
Shares redeemed	(53,835,419)	(167,665,537)	(539,912,557)	(1,686,527,567)
Net increase (decrease)	(29,776,357)	(82,477,433)	$(298,842,225)	$(829,539,695)
Institutional Class
Shares sold	130,470,777	450,919,587	$1,309,280,147	$4,535,537,168
Reinvestment of distributions	452,940	1,695,986	4,546,416	17,061,195
Shares redeemed	(164,713,201)	(848,523,275)	(1,653,370,356)	(8,539,432,340)
Net increase (decrease)	(33,789,484)	(395,907,702)	$(339,543,793)	$(3,986,833,977)

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Conservative Income Bond Fund
Conservative Income Bond	.35%
Actual		$1,000.00	$997.80	$1.73
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Institutional Class	.25%
Actual		$1,000.00	$998.30	$1.24
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover expenses beyond portfolio management, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for "fund-level" expenses beyond portfolio management (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board further considered that FMR has contractually agreed to reimburse Institutional Class and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.25% and 0.35% through December 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FCV-SANN-0422
1.924092.110

Fidelity® Series Short-Term Credit Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	25.5%
AAA	21.4%
AA	1.4%
A	19.5%
BBB	26.8%
BB and Below	2.0%
Not Rated	3.8%
Short-Term Investments and Net Other Assets	(0.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	47.9%
U.S. Government and U.S. Government Agency Obligations	25.5%
Asset-Backed Securities	16.9%
CMOs and Other Mortgage Related Securities	9.9%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	(0.4)%

 * Foreign investments - 18.7%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
NTT Finance Corp.:
0.583% 3/1/24 (a)	$2,527,000	$2,454,429
1.162% 4/3/26 (a)	5,299,000	5,037,599
Verizon Communications, Inc. 0.75% 3/22/24	2,835,000	2,774,729
		10,266,757
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	8,870,000	8,934,900
Wireless Telecommunication Services - 0.4%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	4,500,000	4,626,090

TOTAL COMMUNICATION SERVICES		23,827,747

CONSUMER DISCRETIONARY - 2.4%
Automobiles - 2.1%
Daimler Finance North America LLC 0.75% 3/1/24 (a)	6,205,000	6,045,033
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,414,000	1,377,754
1.25% 1/8/26	4,954,000	4,674,484
4.15% 6/19/23	5,000,000	5,126,604
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (a)	6,000,000	5,875,711
2.9% 5/13/22 (a)	2,242,000	2,250,154
		25,349,740
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp. 2.05% 4/23/22	3,369,000	3,374,896

TOTAL CONSUMER DISCRETIONARY		28,724,636

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 0.2%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	1,124,000	1,115,003
0.8% 2/10/24 (a)	1,376,000	1,343,000
		2,458,003
Food Products - 0.7%
Conagra Brands, Inc. 0.5% 8/11/23	4,070,000	3,989,577
McCormick & Co., Inc. 0.9% 2/15/26	5,000,000	4,717,224
		8,706,801
Tobacco - 2.1%
BAT Capital Corp. 3.222% 8/15/24	350,000	354,191
BAT International Finance PLC 1.668% 3/25/26	5,000,000	4,748,371
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	5,257,000	5,315,316
3.75% 7/21/22 (a)	10,036,000	10,077,458
Philip Morris International, Inc. 2.875% 5/1/24	4,664,000	4,754,897
		25,250,233

TOTAL CONSUMER STAPLES		36,415,037

ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,781,000	2,731,191
Enbridge, Inc.:
2.15% 2/16/24	559,000	559,831
2.5% 2/14/25	584,000	585,925
Energy Transfer LP:
3.6% 2/1/23	8,291,000	8,378,839
4.2% 9/15/23	1,668,000	1,715,239
Equinor ASA 1.75% 1/22/26	909,000	891,401
Kinder Morgan Energy Partners LP 3.5% 9/1/23	2,729,000	2,779,014
Kinder Morgan, Inc. 3.15% 1/15/23	4,100,000	4,147,383
MPLX LP:
1.75% 3/1/26	5,000,000	4,791,963
3.375% 3/15/23	3,922,000	3,983,584
4.5% 7/15/23	990,000	1,016,373
Occidental Petroleum Corp. 2.9% 8/15/24	2,098,000	2,100,623
Phillips 66 Co.:
3.7% 4/6/23	3,533,000	3,609,275
3.85% 4/9/25	5,000,000	5,196,182
Pioneer Natural Resources Co. 0.55% 5/15/23	4,724,000	4,663,044
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,958,000	9,958,000
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 1.8444% 1/13/23 (b)(c)	1,756,000	1,749,317
		58,857,184
FINANCIALS - 25.0%
Banks - 14.6%
Bank of America Corp.:
0.976% 4/22/25 (b)	10,000,000	9,691,117
1.843% 2/4/25 (b)	5,500,000	5,446,410
Barclays PLC:
1.007% 12/10/24 (b)	3,245,000	3,162,643
3.932% 5/7/25 (b)	10,000,000	10,283,926
4.338% 5/16/24 (b)	10,000,000	10,276,155
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	2,500,000	2,457,550
0.95% 6/23/23	7,000,000	6,927,098
Citigroup, Inc. 4.4% 6/10/25	326,000	342,027
Danske Bank A/S 3.875% 9/12/23 (a)	3,793,000	3,883,415
HSBC Holdings PLC:
0.976% 5/24/25 (b)	6,000,000	5,799,469
1.645% 4/18/26 (b)	4,469,000	4,308,131
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,000,000	5,051,002
JPMorgan Chase & Co.:
0.824% 6/1/25 (b)	9,763,000	9,445,772
1.514% 6/1/24 (b)	4,680,000	4,661,809
2.083% 4/22/26 (b)	5,000,000	4,925,198
3.22% 3/1/25 (b)	5,000,000	5,084,572
Lloyds Banking Group PLC 0.695% 5/11/24 (b)	4,010,000	3,946,737
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	6,000,000	5,888,972
0.953% 7/19/25 (b)	5,000,000	4,828,478
2.193% 2/25/25	11,000,000	10,910,850
Mizuho Financial Group, Inc. 0.849% 9/8/24 (b)	2,945,000	2,885,172
National Bank of Canada 0.55% 11/15/24 (b)	2,428,000	2,368,573
NatWest Group PLC:
2.359% 5/22/24 (b)	3,422,000	3,430,043
3.875% 9/12/23	5,847,000	5,988,369
NatWest Markets PLC 0.8% 8/12/24 (a)	3,125,000	2,995,956
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,000,000	5,073,972
3.5% 6/7/24	4,731,000	4,822,544
Societe Generale:
2.625% 10/16/24 (a)	908,000	904,119
3.875% 3/28/24 (a)	3,557,000	3,647,201
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	586,000	571,298
1.474% 7/8/25	5,000,000	4,825,617
Synovus Financial Corp. 3.125% 11/1/22	5,000,000	5,030,476
Wells Fargo & Co.:
1.654% 6/2/24 (b)	5,000,000	4,982,648
2.164% 2/11/26 (b)	5,000,000	4,939,132
3.75% 1/24/24	5,000,000	5,154,679
		174,941,130
Capital Markets - 3.9%
Credit Suisse AG:
0.495% 2/2/24	5,000,000	4,841,051
0.52% 8/9/23	5,000,000	4,907,095
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,760,000	1,706,146
1.447% 4/1/25 (b)	4,153,000	4,054,498
2.222% 9/18/24 (b)	9,466,000	9,443,549
Morgan Stanley:
0.79% 5/30/25 (b)	11,000,000	10,606,347
3.737% 4/24/24 (b)	6,026,000	6,138,388
UBS Group AG 1.008% 7/30/24 (a)(b)	5,345,000	5,268,765
		46,965,839
Consumer Finance - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,012,000	2,923,142
1.75% 1/30/26	4,184,000	3,964,224
4.125% 7/3/23	2,112,000	2,159,162
4.875% 1/16/24	1,464,000	1,519,456
Ally Financial, Inc.:
1.45% 10/2/23	789,000	779,060
3.05% 6/5/23	3,662,000	3,705,470
5.125% 9/30/24	4,280,000	4,535,318
Capital One Financial Corp. 1.343% 12/6/24 (b)	2,500,000	2,462,366
Ford Motor Credit Co. LLC:
3.087% 1/9/23	5,000,000	5,031,500
4.14% 2/15/23	3,116,000	3,151,055
Hyundai Capital America 1% 9/17/24 (a)	5,519,000	5,307,295
Synchrony Financial:
4.25% 8/15/24	5,352,000	5,546,702
4.375% 3/19/24	5,198,000	5,374,924
		46,459,674
Diversified Financial Services - 0.9%
Athene Global Funding:
0.95% 1/8/24 (a)	5,259,000	5,139,750
1% 4/16/24 (a)	5,000,000	4,868,223
Equitable Holdings, Inc. 3.9% 4/20/23	340,000	347,903
		10,355,876
Insurance - 1.7%
American International Group, Inc. 2.5% 6/30/25	5,000,000	5,022,071
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	2,318,000	2,202,263
Guardian Life Global Funding 1.1% 6/23/25 (a)	4,747,000	4,585,836
Pacific Life Global Funding II 1.2% 6/24/25 (a)	3,430,000	3,312,073
Protective Life Global Funding 0.502% 4/12/23 (a)	6,000,000	5,924,291
		21,046,534

TOTAL FINANCIALS		299,769,053

HEALTH CARE - 1.8%
Biotechnology - 0.5%
AbbVie, Inc. 2.3% 11/21/22	5,500,000	5,533,911
Health Care Providers & Services - 0.6%
Cigna Corp. 0.613% 3/15/24	1,433,000	1,396,482
Humana, Inc. 0.65% 8/3/23	6,000,000	5,906,266
		7,302,748
Pharmaceuticals - 0.7%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,500,000	4,725,859
Mylan NV 3.125% 1/15/23 (a)	4,160,000	4,201,418
		8,927,277

TOTAL HEALTH CARE		21,763,936

INDUSTRIALS - 3.3%
Aerospace & Defense - 1.0%
The Boeing Co.:
1.167% 2/4/23	4,219,000	4,201,893
1.95% 2/1/24	5,000,000	4,979,995
4.875% 5/1/25	3,000,000	3,189,249
		12,371,137
Airlines - 0.4%
Delta Air Lines, Inc. 2.9% 10/28/24	4,794,000	4,733,332
Commercial Services & Supplies - 0.5%
Republic Services, Inc. 0.875% 11/15/25	6,080,000	5,734,295
Industrial Conglomerates - 0.3%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (a)	3,769,000	3,684,542
Machinery - 0.1%
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (a)	1,475,000	1,446,648
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
0.7% 2/15/24	2,107,000	2,041,577
0.8% 8/18/24	2,623,000	2,521,330
International Lease Finance Corp. 5.875% 8/15/22	5,731,000	5,841,949
		10,404,856
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	685,000	686,221

TOTAL INDUSTRIALS		39,061,031

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.3%
Dell International LLC/EMC Corp. 5.45% 6/15/23	3,149,000	3,277,822
IT Services - 0.6%
The Western Union Co.:
2.85% 1/10/25	1,063,000	1,076,226
4.25% 6/9/23	6,026,000	6,183,503
		7,259,729
Semiconductors & Semiconductor Equipment - 0.2%
Microchip Technology, Inc. 0.983% 9/1/24 (a)	3,079,000	2,962,716
Software - 0.8%
VMware, Inc.:
0.6% 8/15/23	5,987,000	5,878,245
1% 8/15/24	3,937,000	3,823,109
		9,701,354

TOTAL INFORMATION TECHNOLOGY		23,201,621

MATERIALS - 0.5%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,323,000	3,382,525
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	881,000	878,142
Westlake Corp. 0.875% 8/15/24	1,808,000	1,752,604
		6,013,271
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	1,905,000	1,823,286
Crown Castle International Corp. 1.35% 7/15/25	444,000	425,929
		2,249,215
UTILITIES - 2.9%
Electric Utilities - 1.0%
FirstEnergy Corp.:
1.6% 1/15/26	476,000	447,440
2.05% 3/1/25	2,724,000	2,649,253
ITC Holdings Corp. 2.7% 11/15/22	3,596,000	3,626,129
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.4698% 9/28/23 (b)(c)	2,688,000	2,680,815
Southern Co. 0.6% 2/26/24	2,247,000	2,179,267
		11,582,904
Gas Utilities - 1.2%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.5783% 3/9/23 (b)(c)	3,890,000	3,886,468
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6733% 3/2/23 (b)(c)	2,974,000	2,974,036
Dominion Gas Holdings LLC 2.5% 11/15/24	989,000	989,770
ONE Gas, Inc. 0.85% 3/11/23	6,230,000	6,177,823
		14,028,097
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 0.833% 6/15/24	2,827,000	2,726,131
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.6995% 5/13/24 (b)(c)	4,294,000	4,294,794
NiSource, Inc. 0.95% 8/15/25	1,953,000	1,845,100
		6,139,894

TOTAL UTILITIES		34,477,026

TOTAL NONCONVERTIBLE BONDS
(Cost $581,836,588)		574,359,757

U.S. Treasury Obligations - 23.8%
U.S. Treasury Notes:
0.25% 6/15/24	$25,000,000	$24,269,531
0.25% 7/31/25	75,000,000	71,419,922
0.375% 8/15/24 (d)	25,000,000	24,281,250
0.375% 4/30/25	122,204,100	117,339,795
2.375% 8/15/24	46,892,000	47,789,542
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $295,021,180)		285,100,040

U.S. Government Agency - Mortgage Securities - 1.4%
Fannie Mae - 1.1%
3% 7/1/36	6,672,573	6,840,974
4.5% 3/1/39 to 9/1/49	4,947,985	5,306,022
5.5% 11/1/34	1,216,188	1,340,581
7.5% 11/1/31	268	305

TOTAL FANNIE MAE		13,487,882

Freddie Mac - 0.3%
3% 2/1/34	3,466,010	3,563,639
8.5% 5/1/26 to 7/1/28	20,796	23,010

TOTAL FREDDIE MAC		3,586,649

Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	142,865	158,304
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $17,449,366)		17,232,835

Asset-Backed Securities - 16.9%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	$766,000	$763,997
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.3189% 7/22/32 (a)(b)(c)	6,143,000	6,106,216
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (a)(b)(c)	6,469,000	6,436,170
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	2,254,481	2,200,817
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.3089% 4/22/31 (a)(b)(c)	5,370,000	5,366,300
CarMax Auto Owner Trust:
Series 2018-4 Class A3, 3.36% 9/15/23	515,301	517,893
Series 2020-4 Class A3, 0.5% 8/15/25	3,750,000	3,705,095
Series 2021-1 Class A3, 0.34% 12/15/25	3,598,000	3,525,097
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	5,196,000	5,127,127
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.2376% 7/27/30 (a)(b)(c)	6,060,000	6,000,897
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (a)	961,634	964,253
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	416,645	417,296
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.6869% 7/25/34 (b)(c)	118,274	116,053
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (a)	692,192	690,469
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	685,757	685,465
Class A3, 0.57% 10/23/23 (a)	2,896,000	2,882,673
Series 2021-1 Class A3, 0.43% 5/22/26 (a)	2,373,000	2,341,807
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	303,489	303,909
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (a)	4,257,204	4,213,177
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (a)	3,397,414	3,344,147
Drive Auto Receivables Trust Series 2021-2 Class A2, 0.36% 5/15/24	3,377,929	3,371,894
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (a)(b)(c)	5,850,000	5,847,982
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	2,789,893	2,798,178
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	4,280,988	4,238,799
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	1,870,375	1,844,551
Series 2021-2 Class A2, 0.48% 5/20/27 (a)	5,223,000	5,111,327
Exeter Automobile Receivables Trust:
Series 2021-2A Class A3, 0.3% 10/15/24	2,146,000	2,142,039
Series 2021-3A Class A2, 0.34% 1/16/24	1,552,051	1,551,034
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	4,952,000	4,870,339
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	4,404,000	4,346,094
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (a)	2,239,000	2,203,174
Series 2020-2 Class A, 0.69% 10/15/25 (a)	4,896,000	4,820,709
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	1,975,000	1,985,473
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2589% 1/22/31 (a)(b)(c)	4,781,000	4,759,925
Marlette Funding Trust Series 2021-2A Class A, 0.51% 9/15/31 (a)	2,259,603	2,249,725
Mercedes-Benz Auto Lease Trust Series 2019-B Class A3, 2% 10/17/22	138,024	138,116
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	3,444,504	3,456,685
Mortgage Repurchase Agreement Financing Trust Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.6257% 3/10/22 (a)(b)(c)	5,188,000	5,169,998
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.2413% 7/17/32 (a)(b)(c)	6,160,000	6,108,274
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 1.2796% 5/20/29 (a)(b)(c)	4,949,233	4,940,097
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4319% 1/25/36 (b)(c)	200,638	200,401
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (a)(b)	3,773,733	3,592,986
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	4,043,000	4,004,446
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (a)	5,414,000	5,339,389
Series 2021-A Class A3, 0.51% 7/22/24 (a)	3,228,000	3,181,724
Securitized Term Auto Receivables Trust Series 2019-1A Class A3, 2.986% 2/27/23 (a)	78,605	78,738
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.7528% 12/15/25 (a)(b)(c)	1,928,729	1,926,700
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (a)(b)(c)	4,659,000	4,642,167
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.4287% 11/18/30 (a)(b)(c)	6,386,000	6,349,549
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0469% 9/25/34 (b)(c)	144,982	143,585
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (a)	2,506,000	2,495,425
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (a)	4,639,000	4,542,299
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	3,136,000	3,065,291
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	129,987	129,228
Series 2021-2 Class A, 0.91% 6/20/31 (a)	2,089,770	2,075,285
Series 2021-3 Class A, 0.83% 7/20/31 (a)	3,373,925	3,342,114
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	1,329,308	1,311,419
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	4,416,852	4,333,245
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (a)(b)	5,456,404	5,455,615
Verizon Master Trust Series 2021-1 Class A, 0.5% 5/20/27	4,543,000	4,414,751
Volkswagen Auto Lease Trust Series 2019-A Class A3, 1.99% 11/21/22	338,696	338,958
Volvo Financial Equipment LLC Series 2019-1A Class A3, 3% 3/15/23 (a)	8,388	8,398
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.1913% 4/17/30 (a)(b)(c)	6,000,000	5,978,838
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 0.4507% 8/20/29 (a)(b)(c)	4,299,380	4,292,440
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	3,134,000	3,107,178
TOTAL ASSET-BACKED SECURITIES
(Cost $203,921,619)		202,013,440

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 1.0%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	1,222,123	1,204,612
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	1,356,391	1,348,111
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	1,522,687	1,515,045
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.9476% 8/25/60 (a)(b)(c)	330,761	330,925
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	5,157,000	5,176,720
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (a)	2,248,024	2,209,199
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (b)(c)	1,361	1,327

TOTAL PRIVATE SPONSOR		11,785,939

U.S. Government Agency - 0.2%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.4869% 5/25/45 (b)(c)	607,793	609,673
sequential payer Series 2001-40 Class Z, 6% 8/25/31	54,007	57,274
Series 2016-27:
Class HK, 3% 1/25/41	608,587	622,752
Class KG, 3% 1/25/40	278,731	285,233
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.5369% 7/25/46 (b)(c)	719,047	723,263
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	24,089	24,138
Series 2015-4437 Class DE, 2% 10/15/32	31,768	31,855
Series 3949 Class MK, 4.5% 10/15/34	340,004	361,183

TOTAL U.S. GOVERNMENT AGENCY		2,715,371

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,551,219)		14,501,310

Commercial Mortgage Securities - 9.0%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,502,000	1,494,309
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	1,115,221	1,126,166
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.941% 9/15/26 (a)(b)(c)	3,055,000	2,995,779
BX Commercial Mortgage Trust floater Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.8433% 5/15/38 (a)(b)(c)	2,400,000	2,349,041
BX Trust:
floater sequential payer Series 2021-SOAR Class A, 0.861% 6/15/38 (a)(b)	2,668,000	2,607,878
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.191% 4/15/34 (a)(b)(c)	2,450,000	2,422,461
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.111% 10/15/36 (a)(b)(c)	4,962,879	4,941,110
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	4,906,284	4,746,560
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	3,269,673	3,111,486
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.1411% 11/15/36 (a)(b)(c)	1,128,000	1,113,862
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (a)(b)(c)	4,287,704	4,239,526
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	5,188,000	5,211,651
Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,120,984
Series 2014-GC21 Class AAB, 3.477% 5/10/47	730,278	742,438
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,033,436	2,068,631
COMM Mortgage Trust:
sequential payer:
Series 2013-CR11 Class ASB, 3.66% 8/10/50	852,764	865,274
Series 2014-CR18 Class ASB, 3.452% 7/15/47	911,830	923,726
Series 2012-CR4 Class ASB, 2.436% 10/15/45	244,669	245,196
Series 2013-LC6 Class ASB, 2.478% 1/10/46	453,481	454,373
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.171% 5/15/36 (a)(b)(c)	5,242,000	5,199,906
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	700,501	683,715
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,348,969	2,371,050
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.941% 7/15/32 (a)(b)(c)	1,279,000	1,247,025
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (a)(b)(c)	1,283,103	1,270,763
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	1,023,744	1,025,784
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	701,261	701,047
Series 2014-GC18 Class AAB, 3.648% 1/10/47	20,601	20,928
Series 2011-GC5 Class A/S, 5.1577% 8/10/44 (a)(b)	5,045,915	5,058,894
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,408,000	4,433,442
Series 2017-GS8 Class A1, 2.222% 11/10/50	260,542	261,148
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	7,318,295	7,329,949
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,346,000	5,371,894
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.191% 9/15/29 (a)(b)(c)	1,930,387	1,910,977
sequential payer Series 2012-C8 Class A3, 2.8291% 10/15/45	1,963,780	1,970,270
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (a)	1,245,000	1,250,009
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (a)(b)(c)	2,416,141	2,367,733
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 7/15/38 (a)(b)(c)	1,360,000	1,331,124
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	1,099,911	1,113,092
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,286,000	3,294,125
Series 2019-H7 Class A1, 2.327% 7/15/52	1,705,786	1,707,055
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9127% 4/10/46 (a)(b)(c)	3,807,000	3,792,434
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	758,470	761,503
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,654,000	2,669,604
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	2,676,135	2,733,299
Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,744,981	2,806,046
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	113,184	113,846
Series 2013-C14 Class ASB, 2.977% 6/15/46	205,744	207,276
Series 2013-C16 Class ASB, 3.963% 9/15/46	347,283	352,524
Series 2014-C20 Class ASB, 3.638% 5/15/47	691,602	703,112
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $109,795,673)		107,840,025

Bank Notes - 0.2%
First Republic Bank 1.912% 2/12/24 (b)
(Cost $2,271,000)	2,271,000	2,267,119
	Shares	Value

Money Market Funds - 7.3%
Fidelity Cash Central Fund 0.07% (e)	64,277,525	$64,290,380
Fidelity Securities Lending Cash Central Fund 0.07% (e)(f)	23,479,476	23,481,824
TOTAL MONEY MARKET FUNDS
(Cost $87,772,204)		87,772,204
TOTAL INVESTMENT IN SECURITIES - 107.7%
(Cost $1,312,618,849)		1,291,086,730
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(92,136,097)
NET ASSETS - 100%		$1,198,950,633

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $361,436,227 or 30.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$14,535,105	$639,194,523	$589,439,248	$15,111	$--	$--	$64,290,380	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	--	77,563,657	54,081,833	8,547	--	--	23,481,824	0.1%
Total	$14,535,105	$716,758,180	$643,521,081	$23,658	$--	$--	$87,772,204

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$574,359,757	$--	$574,359,757	$--
U.S. Government and Government Agency Obligations	285,100,040	--	285,100,040	--
U.S. Government Agency - Mortgage Securities	17,232,835	--	17,232,835	--
Asset-Backed Securities	202,013,440	--	202,013,440	--
Collateralized Mortgage Obligations	14,501,310	--	14,501,310	--
Commercial Mortgage Securities	107,840,025	--	107,840,025	--
Bank Notes	2,267,119	--	2,267,119	--
Money Market Funds	87,772,204	87,772,204	--	--
Total Investments in Securities:	$1,291,086,730	$87,772,204	$1,203,314,526	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.3%
United Kingdom	6.9%
Cayman Islands	4.7%
Japan	3.0%
Canada	1.4%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,077,378) — See accompanying schedule: Unaffiliated issuers (cost $1,224,846,645)	$1,203,314,526
Fidelity Central Funds (cost $87,772,204)	87,772,204
Total Investment in Securities (cost $1,312,618,849)		$1,291,086,730
Receivable for investments sold		169,803,172
Receivable for fund shares sold		100,326
Interest receivable		4,331,956
Distributions receivable from Fidelity Central Funds		4,081
Total assets		1,465,326,265
Liabilities
Payable for fund shares redeemed	$242,883,025
Other payables and accrued expenses	10,783
Collateral on securities loaned	23,481,824
Total liabilities		266,375,632
Net Assets		$1,198,950,633
Net Assets consist of:
Paid in capital		$1,221,809,519
Total accumulated earnings (loss)		(22,858,886)
Net Assets		$1,198,950,633
Net Asset Value, offering price and redemption price per share ($1,198,950,633 ÷ 121,284,666 shares)		$9.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$11,593,302
Income from Fidelity Central Funds (including $8,547 from security lending)		23,658
Total income		11,616,960
Expenses
Custodian fees and expenses	$17,271
Independent trustees' fees and expenses	3,662
Total expenses before reductions	20,933
Expense reductions	(74)
Total expenses after reductions		20,859
Net investment income (loss)		11,596,101
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	805,058
Total net realized gain (loss)		805,058
Change in net unrealized appreciation (depreciation) on investment securities		(41,817,720)
Net gain (loss)		(41,012,662)
Net increase (decrease) in net assets resulting from operations		$(29,416,561)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,596,101	$40,487,635
Net realized gain (loss)	805,058	7,853,882
Change in net unrealized appreciation (depreciation)	(41,817,720)	(25,134,285)
Net increase (decrease) in net assets resulting from operations	(29,416,561)	23,207,232
Distributions to shareholders	(21,106,485)	(46,603,547)
Share transactions
Proceeds from sales of shares	40,604,251	694,940,967
Reinvestment of distributions	21,104,452	46,600,987
Cost of shares redeemed	(1,116,832,772)	(807,030,371)
Net increase (decrease) in net assets resulting from share transactions	(1,055,124,069)	(65,488,417)
Total increase (decrease) in net assets	(1,105,647,115)	(88,884,732)
Net Assets
Beginning of period	2,304,597,748	2,393,482,480
End of period	$1,198,950,633	$2,304,597,748
Other Information
Shares
Sold	4,046,887	68,197,733
Issued in reinvestment of distributions	2,098,640	4,564,707
Redeemed	(111,523,320)	(79,238,140)
Net increase (decrease)	(105,377,793)	(6,475,700)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Short-Term Credit Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.17	$10.27	$10.09	$9.88	$10.01	$10.03
Income from Investment Operations
Net investment income (loss)A,B	.062	.170	.252	.272	.214	.131
Net realized and unrealized gain (loss)	(.231)	(.073)	.180	.216	(.133)	(.013)
Total from investment operations	(.169)	.097	.432	.488	.081	.118
Distributions from net investment income	(.063)	(.169)	(.252)	(.278)	(.211)	(.131)
Distributions from net realized gain	(.048)	(.028)	–	–	–	(.007)
Total distributions	(.111)	(.197)	(.252)	(.278)	(.211)	(.138)
Net asset value, end of period	$9.89	$10.17	$10.27	$10.09	$9.88	$10.01
Total ReturnC,D	(1.67)%	.95%	4.35%	5.02%	.82%	1.19%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	- %H	.34%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	- %H	.34%
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	- %H	.34%
Net investment income (loss)	1.25%G	1.67%	2.49%	2.74%	2.16%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$1,198,951	$2,304,598	$2,393,482	$1,870,061	$2,113,392	$2,113,689
Portfolio turnover rateI	21%G	60%	62%J	67%	52%K	70%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,625,417
Gross unrealized depreciation	(23,839,602)
Net unrealized appreciation (depreciation)	$(21,214,185)
Tax cost	$1,312,300,915

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Short-Term Credit Fund	19,135,521	867,003,921

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Short-Term Credit Fund	$945	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $74.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Series Short-Term Credit Fund	- %-C
Actual		$1,000.00	$983.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Short-Term Credit Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SS1-SANN-0422
1.9863240.106

Fidelity® Series Government Money Market Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of February 28, 2022

Days	% of fund's investments 2/28/22
1 - 7	70.8
8 - 30	1.4
31 - 60	3.6
61 - 90	8.3
91 - 180	12.1
> 180	3.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2022
U.S. Treasury Debt	46.3%
U.S. Government Agency Debt	15.7%
Repurchase Agreements	52.2%
Variable Rate Demand Notes (VRDNs)	0.8%
Net Other Assets (Liabilities)*	(15.0)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

2/28/22
Fidelity® Series Government Money Market Fund	0.15%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 46.3%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 46.3%
U.S. Treasury Bills
4/19/22 to 11/3/22	0.06 to 0.50%	$603,286,400	$602,940,878
U.S. Treasury Notes
3/15/22 to 1/31/24	0.05 to 0.49 (b)	1,549,345,000	1,552,910,115
TOTAL U.S. TREASURY DEBT
(Cost $2,155,850,993)			2,155,850,993

Variable Rate Demand Note - 0.8%
California - 0.0%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.1% 3/7/22, LOC Freddie Mac, VRDN
3/7/22	0.10 (b)(c)	700,000	700,000
New York - 0.8%
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, 0.19% 3/7/22, LOC Freddie Mac, VRDN
3/7/22	0.19 (b)(c)	1,600,000	1,600,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.19% 3/7/22, LOC Freddie Mac, VRDN
3/7/22	0.19 (b)(c)	800,000	800,000
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 0.19% 3/7/22, LOC Fannie Mae, VRDN
3/7/22	0.19 (b)(c)	600,000	600,000
FNMA New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.19% 3/7/22, LOC Fannie Mae, VRDN
3/7/22	0.19 (b)(c)	27,900,000	27,900,000
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.21% 3/7/22, LOC Fannie Mae, VRDN
3/7/22	0.21 (b)(c)	3,100,000	3,100,000
FNMA New York Hsg. Fin. Agcy. Rev. (Taconic West 17th St. Proj.) Series 2009 A, 0.16% 3/7/22, LOC Fannie Mae, VRDN
3/7/22	0.16 (b)	500,000	500,000
FNMA New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, 0.19% 3/7/22, LOC Fannie Mae, VRDN
3/7/22	0.19 (b)(c)	500,000	500,000
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2001 A, 0.1% 3/7/22, LOC Fannie Mae, VRDN
3/7/22	0.10 (b)(c)	500,000	500,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.19% 3/7/22, LOC Fannie Mae, VRDN
3/7/22	0.19 (b)(c)	500,000	500,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 2008 A, 0.21% 3/7/22, LOC Fannie Mae, VRDN
3/7/22	0.21 (b)(c)	700,000	700,000
			36,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $37,400,000)			37,400,000

U.S. Government Agency Debt - 15.7%
Federal Agencies - 15.7%
Fannie Mae
5/4/22 to 7/29/22	0.17 to 0.32 (b)(d)	109,000,000	109,000,000
Federal Farm Credit Bank
3/8/22 to 8/16/22	0.07 to 0.14 (b)	34,000,000	34,000,108
Federal Home Loan Bank
3/18/22 to 12/15/22	0.05 to 0.31 (b)	410,750,000	410,736,072
Freddie Mac
4/18/22 to 9/9/22	0.08 to 0.24 (b)	175,000,000	174,999,887
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $728,736,067)			728,736,067

U.S. Government Agency Repurchase Agreement - 14.0%
	Maturity Amount	Value
In a joint trading account at 0.05% dated 2/28/22 due 3/1/22 (Collateralized by (U.S. Government Obligations) #	$335,566,498	$335,566,000
With:
ABN AMRO Bank NV at 0.05%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Government Obligations valued at $11,220,016, 2.00% - 4.50%, 5/1/40 - 11/1/51)	11,000,015	11,000,000
BMO Harris Bank NA at 0.06%, dated:
9/7/21 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $6,121,786, 2.50% - 3.50%, 3/1/37 - 2/1/52)	6,001,810	6,000,000
1/13/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $3,060,241, 1.61% - 4.50%, 3/1/37 - 3/1/52)	3,000,315	3,000,000
2/25/22 due 3/3/22 (Collateralized by U.S. Government Obligations valued at $3,060,020, 2.00% - 3.50%, 10/1/36 - 2/20/52)	3,000,028	3,000,000
CIBC Bank U.S.A. at:
0.06%, dated:
2/2/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $4,080,168, 1.50% - 4.06%, 2/1/34 - 3/1/52)	4,000,263	4,000,000
2/23/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $4,080,037, 2.50% - 7.50%, 4/1/28 - 5/1/51)	4,000,134	4,000,000
0.09%, dated 1/24/22 due 3/17/22 (Collateralized by U.S. Government Obligations valued at $2,090,915, 1.81% - 8.66%, 2/15/31 - 3/1/52)	2,000,260	2,000,000
0.14%, dated 1/14/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $4,080,730, 1.50% - 5.00%, 6/1/34 - 3/1/52)	4,001,400	4,000,000
0.26%, dated 2/2/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $2,040,398, 1.50% - 5.00%, 9/1/30 - 3/1/52)	2,001,430	2,000,000
0.29%, dated 2/2/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $2,040,444, 1.50% - 5.00%, 2/1/34 - 3/1/52)	2,001,772	2,000,000
0.35%, dated 1/25/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $2,040,694, 2.00% - 5.00%, 2/1/34 - 3/1/52)	2,003,131	2,000,000
0.38%, dated 1/25/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $1,020,377, 1.50% - 3.00%, 1/1/51 - 3/1/52)	1,001,794	1,000,000
Citibank NA at 0.06%, dated 2/22/22 due 3/1/22
(Collateralized by U.S. Treasury Obligations valued at $13,339,318, 0.00% - 6.63%, 6/14/22 - 2/20/52)	13,000,152	13,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,040,222, 0.25% - 7.25%, 8/15/22 - 9/15/65)	2,000,023	2,000,000
Citigroup Global Capital Markets, Inc. at 0.06%, dated 2/22/22 due 3/1/22 (Collateralized by U.S. Government Obligations valued at $9,181,000, 3.00% - 4.00%, 6/20/51)	9,000,105	9,000,000
Deutsche Bank AG, New York at:
0.05%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $4,080,075, 2.38%, 3/15/22)	4,000,006	4,000,000
0.06%, dated 2/23/22 due 3/2/22 (Collateralized by U.S. Government Obligations valued at $4,120,038, 3.25%, 4/15/45)	4,000,043	4,000,000
Deutsche Bank Securities, Inc. at 0.05%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Government Obligations valued at $9,270,014, 3.00%, 1/15/56)	9,000,013	9,000,000
Goldman Sachs & Co. at:
0.05%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Government Obligations valued at $2,040,003, 4.00%, 5/20/50)	2,000,003	2,000,000
0.06%, dated 2/23/22 due 3/2/22 (Collateralized by U.S. Government Obligations valued at $26,520,243, 2.10% - 5.50%, 5/20/30 - 1/15/57)	26,000,278	26,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.07%, dated:
2/8/22 due 4/11/22 (Collateralized by U.S. Government Obligations valued at $4,080,165, 2.50% - 4.50%, 9/1/26 - 11/1/50)(b)(d)(e)	4,000,482	4,000,000
2/15/22 due:
4/18/22 (Collateralized by U.S. Government Obligations valued at $7,140,194, 2.00% - 4.50%, 11/1/34 - 4/1/51)(b)(d)(e)	7,000,844	7,000,000
4/19/22 (Collateralized by U.S. Government Obligations valued at $6,120,167, 3.00% - 4.00%, 9/1/41 - 2/1/52)(b)(d)(e)	6,000,735	6,000,000
4/20/22 (Collateralized by U.S. Government Obligations valued at $4,080,112, 2.28% - 6.00%, 1/1/26 - 2/1/52)(b)(d)(e)	4,000,498	4,000,000
RBC Dominion Securities at:
0.05%, dated:
2/22/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $9,188,481, 0.00% - 5.50%, 11/15/24 - 7/20/51)	9,000,088	9,000,000
2/24/22 due 3/3/22 (Collateralized by U.S. Treasury Obligations valued at $9,205,276, 0.00% - 6.50%, 4/15/22 - 7/20/51)	9,000,088	9,000,000
0.06%, dated:
12/3/21 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $12,268,189, 0.00% - 6.50%, 1/15/23 - 5/20/51)	12,001,900	12,000,000
1/31/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $7,140,888, 0.00% - 5.50%, 11/15/24 - 7/20/51)	7,000,432	7,000,000
RBC Financial Group at:
0.06%, dated:
8/6/21 due 3/4/22 (Collateralized by U.S. Government Obligations valued at $9,185,232, 1.87% - 6.50%, 12/15/23 - 2/1/57)	9,003,150	9,000,000
1/25/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $5,100,305, 1.57% - 6.50%, 12/15/23 - 2/1/57)	5,000,425	5,000,000
1/26/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $25,501,445, 1.82% - 4.50%, 11/1/28 - 3/1/52)	25,002,042	25,000,000
1/27/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $10,200,566, 1.87% - 6.50%, 12/15/23 - 2/1/57)	10,000,783	10,000,000
1/28/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $20,401,088, 1.82% - 5.00%, 12/1/29 - 3/1/52)	20,001,533	20,000,000
1/31/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $20,400,986, 2.00% - 5.00%, 12/1/29 - 3/1/52)	20,001,400	20,000,000
0.07%, dated 2/28/22 due 3/7/22 (Collateralized by U.S. Government Obligations valued at $5,100,010, 1.51% - 4.50%, 12/1/29 - 3/1/52)(b)(d)(e)	5,000,710	5,000,000
Societe Generale at 0.05%, dated:
2/23/22 due 3/2/22
(Collateralized by U.S. Treasury Obligations valued at $17,340,235, 0.00% - 2.00%, 2/28/23 - 8/15/44)	17,000,165	17,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,120,073, 2.25%, 8/15/46)	4,000,039	4,000,000
2/24/22 due 3/3/22 (Collateralized by U.S. Treasury Obligations valued at $9,202,851, 0.00% - 6.38%, 3/24/22 - 5/15/51)	9,000,088	9,000,000
TD Securities (U.S.A.) at 0.06%, dated 2/25/22 due 3/4/22 (Collateralized by U.S. Government Obligations valued at $21,420,132, 2.50%, 7/20/51)	21,000,225	21,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $651,566,000)		651,566,000

U.S. Treasury Repurchase Agreement - 38.2%
With:
ABN AMRO Bank NV at 0.05%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $7,188,605, 1.88% - 2.75%, 11/15/23 - 2/15/51)	7,000,010	7,000,000
Barclays Bank PLC at 0.05%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $31,620,107, 0.13%, 7/31/22)	31,000,043	31,000,000
BMO Harris Bank NA at:
0.06%, dated:
11/1/21 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $4,097,413, 0.00% - 4.63%, 3/10/22 - 2/15/50)	4,000,900	4,000,000
11/5/21 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $9,194,492, 1.38% - 7.50%, 11/15/22 - 5/15/51)	9,001,890	9,000,000
1/21/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,052,622, 0.00% - 7.50%, 3/10/22 - 5/15/50)	2,000,183	2,000,000
0.12%, dated 1/18/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $5,122,850, 0.00% - 6.13%, 12/29/22 - 11/15/48)	5,001,150	5,000,000
BNP Paribas, SA at:
0.05%, dated:
2/17/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $21,420,384, 0.43% - 2.25%, 1/31/23 - 5/15/41)	21,000,350	21,000,000
2/18/22 due 3/2/22 (Collateralized by U.S. Treasury Obligations valued at $8,160,148, 0.37% - 0.44%, 10/31/22 - 1/31/24)	8,000,133	8,000,000
2/22/22 due 3/3/22 (Collateralized by U.S. Treasury Obligations valued at $28,560,326, 0.43% - 4.38%, 10/31/22 - 5/15/41)	28,000,350	28,000,000
2/23/22 due 3/4/22 (Collateralized by U.S. Treasury Obligations valued at $10,200,120, 0.37% - 4.63%, 1/31/23 - 5/15/41)	10,000,125	10,000,000
2/25/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $23,460,165, 0.00% - 3.88%, 6/21/22 - 8/15/41)	23,000,319	23,000,000
2/28/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $15,300,115, 0.37% - 0.44%, 10/31/22 - 1/31/24)	15,000,167	15,000,000
0.06%, dated 2/14/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $29,580,818, 0.37% - 3.50%, 1/31/23 - 8/15/45)	29,001,450	29,000,000
0.13%, dated 2/1/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $15,301,641, 0.00% - 4.63%, 6/21/22 - 11/15/41)	15,003,196	15,000,000
0.16%, dated:
2/3/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $14,281,756, 0.00% - 6.63%, 6/21/22 - 8/15/45)	14,003,733	14,000,000
2/4/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $22,442,556, 0.00% - 3.88%, 6/21/22 - 8/15/41)	22,005,867	22,000,000
CIBC Bank U.S.A. at:
0.06%, dated:
2/2/22 due 3/4/22 (Collateralized by U.S. Treasury Obligations valued at $3,060,305, 0.88% - 3.00%, 2/15/23 - 11/15/50)	3,000,138	3,000,000
2/7/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,048,761, 1.63% - 4.63%, 8/15/28 - 11/15/50)	2,000,095	2,000,000
2/8/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $4,080,225, 0.75% - 3.38%, 2/28/26 - 11/15/48)	4,000,183	4,000,000
0.16%, dated 1/14/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $5,101,252, 0.13% - 3.38%, 7/31/22 - 11/15/50)	5,002,244	5,000,000
0.26%, dated 1/18/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $5,101,566, 0.13% - 4.63%, 12/31/22 - 8/15/50)	5,005,381	5,000,000
0.36%, dated 1/18/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $5,102,520, 0.88% - 4.63%, 2/28/26 - 11/15/48)	5,009,450	5,000,000
Citigroup Global Capital Markets, Inc. at 0.06%, dated 2/4/22 due 3/4/22 (Collateralized by U.S. Treasury Obligations valued at $12,273,421, 0.00% - 1.50%, 11/3/22 - 2/29/24)	12,000,560	12,000,000
Commerz Markets LLC at 0.05%, dated:
2/23/22 due 3/2/22 (Collateralized by U.S. Treasury Obligations valued at $13,260,156, 1.50%, 8/15/26)	13,000,126	13,000,000
2/24/22 due 3/3/22 (Collateralized by U.S. Treasury Obligations valued at $3,060,081, 1.25%, 6/30/28)	3,000,029	3,000,000
2/25/22 due 3/4/22 (Collateralized by U.S. Treasury Obligations valued at $10,299,125, 0.13% - 2.00%, 4/30/23 - 2/15/50)	10,000,097	10,000,000
Deutsche Bank Securities, Inc. at 0.05%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $4,095,073, 0.00% - 6.88%, 10/15/24 - 2/1/48)	4,000,006	4,000,000
DNB Bank ASA at 0.05%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $1,024,835, 1.63% - 2.88%, 10/31/24 - 5/15/31)	1,000,001	1,000,000
Federal Reserve Bank of New York at 0.05%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $487,000,740, 0.13% - 2.88%, 11/30/22 - 11/15/49)	487,000,676	487,000,000
FICC ACAFB Repo Program at 0.06%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $2,044,025, 2.25%, 8/15/27)	2,000,003	2,000,000
Fixed Income Clearing Corp. - BNYM at 0.06%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $7,140,083, 0.50%, 11/30/23)	7,000,011	7,000,000
Fixed Income Clearing Corp. - SSB at 0.06%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $21,422,818, 0.38%, 9/30/27)	21,000,032	21,000,000
Fixed Income Clearing Corp.- Morgan Stanley & CO LLC at 0.05%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $16,321,563, -0.02%, 1/31/24)	16,000,022	16,000,000
ING Financial Markets LLC at 0.05%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $4,091,654, 1.63% - 2.88%, 10/31/23 - 11/30/26)	4,000,006	4,000,000
Lloyds Bank Corp. Markets PLC at:
0.17%, dated:
2/3/22 due 4/4/22 (Collateralized by U.S. Treasury Obligations valued at $4,083,496, 1.13% - 2.38%, 1/31/23 - 9/30/28)	4,001,133	4,000,000
2/4/22 due 4/6/22 (Collateralized by U.S. Treasury Obligations valued at $4,078,749, 1.13% - 2.25%, 8/31/23 - 5/15/41)	4,001,152	4,000,000
0.21%, dated 1/27/22 due 4/27/22 (Collateralized by U.S. Treasury Obligations valued at $5,104,576, 0.25% - 1.13%, 6/15/23 - 9/30/28)	5,002,625	5,000,000
0.33%, dated 3/1/22 due 5/3/22(f)	4,002,310	4,000,000
Lloyds Bank PLC at:
0.07%, dated 2/11/22 due:
3/11/22 (Collateralized by U.S. Treasury Obligations valued at $2,043,813, 6.00% - 6.75%, 2/15/26 - 8/15/26)	2,000,109	2,000,000
3/17/22 (Collateralized by U.S. Treasury Obligations valued at $4,078,894, 2.75% - 6.00%, 2/28/25 - 2/15/26)	4,000,264	4,000,000
0.19%, dated 2/28/22 due 3/28/22 (Collateralized by U.S. Treasury Obligations valued at $4,077,577, 2.50% - 6.00%, 1/31/25 - 2/15/26)	4,000,591	4,000,000
0.34%, dated 3/2/22 due 5/3/22(f)	2,001,171	2,000,000
Mizuho Bank, Ltd. at 0.05%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $14,294,958, 0.38%, 4/30/25)	14,000,019	14,000,000
MUFG Securities EMEA PLC at 0.05%, dated 2/28/22 due 3/1/22
(Collateralized by U.S. Treasury Obligations valued at $35,691,626, 1.13% - 2.50%, 3/31/23 - 11/15/26)	35,000,049	35,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,078,943, 1.38% - 1.63%, 2/15/25 - 11/15/31)	4,000,006	4,000,000
Natixis SA at 0.06%, dated:
2/4/22 due 3/4/22 (Collateralized by U.S. Treasury Obligations valued at $8,160,405, 0.00% - 4.38%, 7/14/22 - 5/15/49)	8,000,342	8,000,000
2/17/22 due 3/3/22 (Collateralized by U.S. Treasury Obligations valued at $4,080,135, 0.38% - 2.75%, 7/31/22 - 2/15/42)	4,000,086	4,000,000
Norinchukin Bank at:
0.07%, dated 2/22/22 due 3/14/22 (Collateralized by U.S. Treasury Obligations valued at $4,080,091, 1.50% - 2.75%, 6/30/25 - 5/15/27)	4,000,156	4,000,000
0.08%, dated 1/14/22 due 3/14/22 (Collateralized by U.S. Treasury Obligations valued at $5,100,592, 1.50% - 6.75%, 6/30/25 - 5/15/27)	5,000,656	5,000,000
0.09%, dated:
12/1/21 due 3/3/22 (Collateralized by U.S. Treasury Obligations valued at $3,060,725, 1.50% - 6.75%, 6/30/25 - 5/15/27)	3,000,690	3,000,000
2/15/22 due 3/17/22 (Collateralized by U.S. Treasury Obligations valued at $4,080,185, 1.50% - 6.75%, 6/30/25 - 5/15/27)	4,000,300	4,000,000
0.1%, dated 1/12/22 due 3/23/22 (Collateralized by U.S. Treasury Obligations valued at $5,100,708, 1.50% - 6.75%, 6/30/25 - 5/15/27)	5,000,972	5,000,000
0.12%, dated:
2/16/22 due 3/18/22 (Collateralized by U.S. Treasury Obligations valued at $4,080,167, 1.50% - 2.75%, 6/30/25 - 5/15/27)	4,000,400	4,000,000
2/17/22 due 3/18/22 (Collateralized by U.S. Treasury Obligations valued at $3,060,128, 1.50% - 2.75%, 6/30/25 - 5/15/27)	3,000,290	3,000,000
0.15%, dated 1/11/22 due 4/11/22 (Collateralized by U.S. Treasury Obligations valued at $7,141,458, 1.50% - 6.75%, 6/30/25 - 5/15/27)	7,002,625	7,000,000
0.18%, dated 2/18/22 due 3/22/22 (Collateralized by U.S. Treasury Obligations valued at $6,120,361, 1.50% - 2.75%, 6/30/25 - 5/15/27)	6,000,960	6,000,000
RBC Dominion Securities at 0.06%, dated:
1/18/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $9,180,706, 0.25% - 4.38%, 2/15/24 - 11/15/47)	9,000,780	9,000,000
1/25/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $9,181,683, 0.25% - 6.50%, 6/30/22 - 8/15/51)	9,000,564	9,000,000
1/31/22 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $9,182,416, 0.38% - 6.50%, 2/15/26 - 2/15/52)	9,000,509	9,000,000
Royal Bank of Canada at:
0.06%, dated 12/7/21 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $3,060,502, 0.13% - 2.88%, 5/15/22 - 11/15/41)	3,000,460	3,000,000
0.07%, dated 12/8/21 due 3/7/22 (Collateralized by U.S. Treasury Obligations valued at $3,060,501, 0.13% - 2.00%, 3/31/23 - 11/15/41)	3,000,488	3,000,000
SMBC Nikko Securities America, Inc. at 0.05%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $766,073,083, 0.63% - 3.13%, 2/15/23 - 5/15/48)	750,001,042	750,000,000
Societe Generale at 0.05%, dated 2/24/22 due 3/3/22 (Collateralized by U.S. Treasury Obligations valued at $8,160,393, 0.25% - 7.63%, 5/31/22 - 2/15/50)	8,000,078	8,000,000
TD Securities (U.S.A.) at 0.05%, dated 2/28/22 due 3/1/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,050, 1.50%, 2/29/24)	2,000,003	2,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,775,000,000)		1,775,000,000
TOTAL INVESTMENT IN SECURITIES - 115.0%
(Cost $5,348,553,060)		5,348,553,060
NET OTHER ASSETS (LIABILITIES) - (15.0)%		(697,449,411)
NET ASSETS - 100%		$4,651,103,649

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) The maturity amount is based on the rate at period end.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$335,566,000 due 3/01/22 at 0.05%
BNY Mellon Capital Markets LLC	$21,249,000
Bank Of America, N.A.	27,598,000
Bank of Nova Scotia	1,730,000
Bank of America Securities, Inc.	22,774,000
Citigroup Global Markets, Inc.	11,471,000
Credit Agricole CIB New York Branch	13,775,000
Credit Suisse Ag Ny	1,384,000
HSBC Securities (USA), Inc.	3,450,000
ING Financial Markets LLC	1,407,000
JP Morgan Securities LLC	5,413,000
Mitsubishi UFJ Securities Hldings Ltd	21,179,000
Mizuho Securities USA, Inc.	1,917,000
Nomura Securities International	67,203,000
RBC Dominion Securities, Inc.	36,762,000
Societe Generale	6,906,000
Sumitomo Mitsu Banking Corp NY	51,581,000
Sumitomo Mitsui Banking Corp	39,767,000
$335,566,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $2,426,566,000) — See accompanying schedule: Unaffiliated issuers (cost $5,348,553,060)		$5,348,553,060
Cash		6,386
Receivable for investments sold		13,852,626
Receivable for fund shares sold		305,862
Interest receivable		2,547,117
Total assets		5,365,265,051
Liabilities
Payable for investments purchased	$11,997,167
Payable for fund shares redeemed	702,145,121
Other payables and accrued expenses	19,114
Total liabilities		714,161,402
Net Assets		$4,651,103,649
Net Assets consist of:
Paid in capital		$4,650,903,159
Total accumulated earnings (loss)		200,490
Net Assets		$4,651,103,649
Net Asset Value, offering price and redemption price per share ($4,651,103,649 ÷ 4,650,903,157 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$3,141,343
Expenses
Custodian fees and expenses	$42,469
Independent trustees' fees and expenses	15,573
Total expenses before reductions	58,042
Expense reductions	(634)
Total expenses after reductions		57,408
Net investment income (loss)		3,083,935
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(427)
Total net realized gain (loss)		(427)
Net increase in net assets resulting from operations		$3,083,508

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,083,935	$11,154,501
Net realized gain (loss)	(427)	5,304
Net increase in net assets resulting from operations	3,083,508	11,159,805
Distributions to shareholders	(3,083,694)	(11,154,866)
Share transactions
Proceeds from sales of shares	140,614,342	5,388,509,002
Reinvestment of distributions	3,079,341	11,154,189
Cost of shares redeemed	(5,185,326,826)	(5,207,203,173)
Net increase (decrease) in net assets and shares resulting from share transactions	(5,041,633,143)	192,460,018
Total increase (decrease) in net assets	(5,041,633,329)	192,464,957
Net Assets
Beginning of period	9,692,736,978	9,500,272,021
End of period	$4,651,103,649	$9,692,736,978
Other Information
Shares
Sold	140,614,342	5,388,509,002
Issued in reinvestment of distributions	3,079,341	11,154,189
Redeemed	(5,185,326,826)	(5,207,203,173)
Net increase (decrease)	(5,041,633,143)	192,460,018

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Government Money Market Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	.001	.010	.024	.015	.006
Net realized and unrealized gain (loss)	–B	–B	.001	–B	–B	–B
Total from investment operations	–B	.001	.011	.024	.015	.006
Distributions from net investment income	–B	(.001)	(.011)	(.024)	(.015)	(.006)
Total distributions	–B	(.001)	(.011)	(.024)	(.015)	(.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.04%	.10%	1.08%	2.38%	1.53%	.58%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	- %H	.13%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	- %H	.10%
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	- %H	.10%
Net investment income (loss)	.08%G	.10%	.98%	2.35%	1.54%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$4,651,104	$9,692,737	$9,500,272	$6,572,472	$7,839,750	$8,444,671

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$5,348,553,060

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Government Money Market Fund	27,100,000	–	–

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $634.

5. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Series Government Money Market Fund	- %-C
Actual		$1,000.00	$1,000.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005 per share.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity’s global investment organization, and that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

GVM-SANN-0422
1.9878696.105

Fidelity® Short-Term Bond Index Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	64.9%
AAA	3.9%
AA	2.7%
A	15.0%
BBB	12.6%
BB and Below	0.4%
Short-Term Investments and Net Other Assets	0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022 *
Corporate Bonds	30.8%
U.S. Government and U.S. Government Agency Obligations	64.9%
Other Investments	3.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 10.3%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
3.4% 5/15/25	$940,000	$971,579
3.55% 6/1/24	1,110,000	1,141,139
3.6% 7/15/25	930,000	964,482
3.95% 1/15/25	640,000	668,636
4.125% 2/17/26	250,000	266,295
Verizon Communications, Inc.:
0.75% 3/22/24	1,600,000	1,565,985
0.85% 11/20/25	1,600,000	1,521,892
1.45% 3/20/26	1,239,000	1,196,770
		8,296,778
Entertainment - 0.2%
Activision Blizzard, Inc. 3.4% 9/15/26	350,000	366,100
The Walt Disney Co.:
1.75% 1/13/26	760,000	745,948
3% 9/15/22	2,540,000	2,567,003
3.35% 3/24/25	900,000	932,709
3.375% 11/15/26	310,000	323,864
		4,935,624
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	850,000	805,500
1.998% 8/15/26	650,000	650,819
Baidu, Inc. 1.72% 4/9/26	1,000,000	958,450
		2,414,769
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	2,700,000	2,719,755
4.5% 2/1/24	980,000	1,019,718
4.908% 7/23/25	360,000	381,612
Comcast Corp.:
2.35% 1/15/27	270,000	267,884
3.15% 3/1/26	750,000	773,053
3.375% 2/15/25	920,000	948,277
3.375% 8/15/25	940,000	969,132
3.7% 4/15/24	1,970,000	2,040,906
3.95% 10/15/25	470,000	495,760
Discovery Communications LLC:
3.25% 4/1/23	60,000	60,626
3.9% 11/15/24	100,000	103,331
4.9% 3/11/26	720,000	767,041
Fox Corp. 4.03% 1/25/24	650,000	673,503
Grupo Televisa SA de CV 6.625% 3/18/25	390,000	432,486
Paramount Global:
2.9% 1/15/27	190,000	190,499
3.5% 1/15/25	400,000	412,257
3.875% 4/1/24	150,000	156,015
4.75% 5/15/25	990,000	1,057,103
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	120,000	117,740
2.45% 3/4/22	255,000	255,026
3% 2/13/26	130,000	133,773
		13,975,497
Wireless Telecommunication Services - 0.1%
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	290,000	278,452
3.5% 4/15/25	1,030,000	1,058,861
Vodafone Group PLC:
3.75% 1/16/24	1,170,000	1,210,371
4.125% 5/30/25	190,000	199,629
		2,747,313

TOTAL COMMUNICATION SERVICES		32,369,981

CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.0%
Magna International, Inc. 4.15% 10/1/25	360,000	381,530
Automobiles - 0.8%
American Honda Finance Corp.:
1% 9/10/25	1,450,000	1,389,489
1.2% 7/8/25	505,000	489,246
1.5% 1/13/25	240,000	235,368
2.05% 1/10/23	160,000	160,999
2.15% 9/10/24	740,000	742,516
2.2% 6/27/22	2,880,000	2,891,782
3.55% 1/12/24	250,000	257,833
General Motors Co. 4% 4/1/25	390,000	404,501
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,027,000	1,000,674
1.25% 1/8/26	1,070,000	1,009,628
3.15% 6/30/22	30,000	30,161
3.25% 1/5/23	50,000	50,668
3.5% 11/7/24	370,000	378,928
3.55% 7/8/22	2,130,000	2,148,649
3.95% 4/13/24	320,000	328,971
4% 1/15/25	530,000	548,523
4% 10/6/26	640,000	666,942
4.15% 6/19/23	250,000	256,330
4.25% 5/15/23	70,000	72,020
4.3% 7/13/25	840,000	875,137
5.1% 1/17/24	1,503,000	1,576,364
5.25% 3/1/26	590,000	642,189
Stellantis NV 5.25% 4/15/23	620,000	641,080
Toyota Motor Corp.:
0.681% 3/25/24	1,230,000	1,199,347
1.339% 3/25/26	110,000	106,270
2.358% 7/2/24	720,000	725,151
		18,828,766
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc.:
3.6% 12/15/23	440,000	449,736
5% 2/15/26	330,000	355,321
Las Vegas Sands Corp.:
2.9% 6/25/25	250,000	240,660
3.2% 8/8/24	1,160,000	1,143,481
Marriott International, Inc.:
3.125% 6/15/26	190,000	193,159
3.6% 4/15/24	1,430,000	1,467,971
McDonald's Corp.:
1.45% 9/1/25	110,000	107,329
3.3% 7/1/25	1,310,000	1,347,732
3.35% 4/1/23	940,000	958,408
3.7% 1/30/26	110,000	115,811
Starbucks Corp.:
2.45% 6/15/26	350,000	351,200
3.1% 3/1/23	100,000	101,525
3.8% 8/15/25	583,000	610,638
		7,442,971
Household Durables - 0.1%
D.R. Horton, Inc. 1.3% 10/15/26	750,000	705,845
Lennar Corp.:
4.5% 4/30/24	400,000	416,088
4.75% 11/15/22 (a)	650,000	659,286
4.75% 5/30/25	400,000	422,996
5.875% 11/15/24	100,000	107,321
		2,311,536
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. 3.6% 11/28/24	2,000,000	2,052,760
Amazon.com, Inc.:
0.4% 6/3/23	210,000	207,694
0.8% 6/3/25	2,158,000	2,081,267
1% 5/12/26	1,168,000	1,124,751
2.4% 2/22/23	1,410,000	1,424,275
eBay, Inc.:
1.4% 5/10/26	666,000	637,451
3.45% 8/1/24	100,000	102,664
		7,630,862
Multiline Retail - 0.1%
Kohl's Corp. 9.5% 5/15/25	290,000	332,034
Target Corp.:
2.25% 4/15/25	203,000	204,232
2.5% 4/15/26	420,000	428,096
3.5% 7/1/24	570,000	592,970
		1,557,332
Specialty Retail - 0.2%
AutoZone, Inc. 3.125% 4/21/26	270,000	277,838
Lowe's Companies, Inc. 4% 4/15/25	2,863,000	3,012,028
Ross Stores, Inc. 4.6% 4/15/25	450,000	480,066
The Home Depot, Inc.:
2.625% 6/1/22	108,000	108,341
3% 4/1/26	100,000	103,617
3.35% 9/15/25	720,000	747,762
		4,729,652
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. 2.4% 3/27/25	836,000	846,858

TOTAL CONSUMER DISCRETIONARY		43,729,507

CONSUMER STAPLES - 1.3%
Beverages - 0.4%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	780,000	814,793
Constellation Brands, Inc.:
3.7% 12/6/26	340,000	354,672
4.75% 11/15/24	710,000	754,727
Diageo Capital PLC 2.625% 4/29/23	1,700,000	1,717,316
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	110,000	110,054
3.4% 11/15/25	150,000	154,727
4.057% 5/25/23	40,000	41,060
4.417% 5/25/25	990,000	1,048,092
Molson Coors Beverage Co. 3% 7/15/26	840,000	854,271
PepsiCo, Inc.:
2.25% 3/19/25	1,870,000	1,883,492
2.375% 10/6/26	500,000	504,380
3.6% 3/1/24	120,000	124,059
The Coca-Cola Co. 1.75% 9/6/24	510,000	510,622
		8,872,265
Food & Staples Retailing - 0.2%
Kroger Co.:
2.65% 10/15/26	120,000	121,060
3.5% 2/1/26	200,000	208,018
Sysco Corp. 3.3% 7/15/26	590,000	606,999
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	360,000	373,357
3.8% 11/18/24	440,000	456,422
Walmart, Inc.:
2.35% 12/15/22	41,000	41,434
2.85% 7/8/24	370,000	379,121
3.05% 7/8/26	1,150,000	1,198,071
3.4% 6/26/23	1,740,000	1,784,099
3.55% 6/26/25	280,000	294,060
		5,462,641
Food Products - 0.2%
Bunge Ltd. Finance Corp. 3.25% 8/15/26	600,000	613,143
Campbell Soup Co. 3.65% 3/15/23	1,276,000	1,300,238
Conagra Brands, Inc.:
4.3% 5/1/24	700,000	726,219
4.6% 11/1/25	230,000	244,754
General Mills, Inc.:
2.6% 10/12/22	50,000	50,336
3.7% 10/17/23	62,000	63,814
4% 4/17/25	490,000	512,883
McCormick & Co., Inc. 2.7% 8/15/22	23,000	23,135
Tyson Foods, Inc. 4% 3/1/26	550,000	576,195
Unilever Capital Corp.:
2% 7/28/26	280,000	276,675
3.1% 7/30/25	370,000	381,224
3.25% 3/7/24	900,000	922,343
		5,690,959
Household Products - 0.1%
Procter & Gamble Co.:
0.55% 10/29/25	640,000	608,926
1% 4/23/26	550,000	528,684
		1,137,610
Tobacco - 0.4%
Altria Group, Inc.:
2.35% 5/6/25	270,000	269,166
2.625% 9/16/26	390,000	389,781
3.8% 2/14/24	690,000	709,981
4.4% 2/14/26	100,000	106,199
BAT Capital Corp.:
3.215% 9/6/26	100,000	99,906
3.222% 8/15/24	1,700,000	1,720,356
BAT International Finance PLC 1.668% 3/25/26	680,000	645,778
Philip Morris International, Inc.:
1.5% 5/1/25	760,000	741,816
2.5% 8/22/22	2,250,000	2,265,816
2.5% 11/2/22	774,000	779,927
2.875% 5/1/24	390,000	397,601
Reynolds American, Inc. 4.45% 6/12/25	650,000	679,748
		8,806,075

TOTAL CONSUMER STAPLES		29,969,550

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
BP Capital Markets PLC:
2.5% 11/6/22	60,000	60,458
3.535% 11/4/24	720,000	746,475
3.994% 9/26/23	2,860,000	2,953,999
Canadian Natural Resources Ltd.:
2.05% 7/15/25	280,000	274,985
2.95% 1/15/23	645,000	651,609
Cenovus Energy, Inc. 5.375% 7/15/25	280,000	303,239
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	770,000	831,508
7% 6/30/24	240,000	259,537
Chevron Corp.:
1.141% 5/11/23	700,000	697,442
1.554% 5/11/25	1,000,000	984,904
2.355% 12/5/22	63,000	63,429
2.895% 3/3/24	2,510,000	2,561,656
2.954% 5/16/26	810,000	836,605
3.326% 11/17/25	250,000	259,456
Chevron U.S.A., Inc. 3.9% 11/15/24	110,000	115,679
Devon Energy Corp. 5.25% 9/15/24	500,000	531,256
Diamondback Energy, Inc. 4.75% 5/31/25	1,050,000	1,117,537
Enbridge, Inc.:
1.6% 10/4/26	300,000	286,083
2.9% 7/15/22	223,000	224,114
3.5% 6/10/24	220,000	224,703
Energy Transfer LP:
2.9% 5/15/25	1,010,000	1,014,517
3.9% 5/15/24 (a)	620,000	635,932
4.9% 2/1/24	1,140,000	1,186,490
5.875% 1/15/24	365,000	385,739
5.95% 12/1/25	370,000	405,935
Enterprise Products Operating LP:
3.35% 3/15/23	1,860,000	1,883,283
3.75% 2/15/25	370,000	384,582
EOG Resources, Inc. 3.15% 4/1/25	1,610,000	1,653,179
Equinor ASA:
2.875% 4/6/25	700,000	712,719
3.7% 3/1/24	1,000,000	1,034,312
Exxon Mobil Corp.:
1.571% 4/15/23	1,660,000	1,663,372
2.019% 8/16/24	3,230,000	3,240,504
2.275% 8/16/26	650,000	653,425
2.992% 3/19/25	900,000	924,052
Kinder Morgan, Inc.:
1.75% 11/15/26	610,000	582,996
3.15% 1/15/23	2,951,000	2,985,104
Marathon Petroleum Corp. 4.7% 5/1/25	1,675,000	1,778,977
MPLX LP:
1.75% 3/1/26	840,000	805,050
3.375% 3/15/23	200,000	203,140
4.5% 7/15/23	1,750,000	1,796,618
ONEOK, Inc.:
5.85% 1/15/26	520,000	580,792
7.5% 9/1/23	670,000	715,043
Phillips 66 Co. 3.85% 4/9/25	1,000,000	1,039,236
Phillips 66 Partners LP 3.55% 10/1/26	390,000	401,143
Pioneer Natural Resources Co.:
0.55% 5/15/23	1,500,000	1,480,645
1.125% 1/15/26	270,000	256,542
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	920,000	941,522
4.5% 12/15/26	230,000	245,309
4.65% 10/15/25	140,000	148,233
Sabine Pass Liquefaction LLC:
5.625% 3/1/25	1,050,000	1,133,009
5.875% 6/30/26	450,000	498,991
Shell International Finance BV:
2% 11/7/24	700,000	701,653
2.875% 5/10/26	300,000	308,479
3.25% 5/11/25	310,000	321,564
3.5% 11/13/23	2,460,000	2,533,313
Spectra Energy Partners LP 4.75% 3/15/24	1,050,000	1,097,495
The Williams Companies, Inc.:
3.7% 1/15/23	780,000	790,893
4% 9/15/25	760,000	791,614
4.5% 11/15/23	810,000	839,925
Total Capital International SA 3.75% 4/10/24	1,400,000	1,452,890
TransCanada PipeLines Ltd. 4.875% 1/15/26	340,000	367,643
Valero Energy Corp. 2.85% 4/15/25	1,000,000	1,007,325
		55,567,859
FINANCIALS - 13.5%
Banks - 7.7%
Abbey National PLC:
2.1% 1/13/23	2,720,000	2,736,043
4% 3/13/24	100,000	103,672
Banco Santander SA:
1.722% 9/14/27 (a)	600,000	567,341
1.849% 3/25/26	1,200,000	1,150,855
5.179% 11/19/25	400,000	426,085
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (a)(b)	1,250,000	1,228,405
0.523% 6/14/24 (a)	1,200,000	1,178,182
0.81% 10/24/24 (a)	1,880,000	1,834,926
0.981% 9/25/25 (a)	2,000,000	1,922,701
1.319% 6/19/26 (a)	1,000,000	955,478
1.658% 3/11/27 (a)	820,000	785,416
1.734% 7/22/27 (a)	3,260,000	3,111,874
2.456% 10/22/25 (a)	1,400,000	1,396,508
2.881% 4/24/23 (a)	190,000	190,367
3.004% 12/20/23 (a)	250,000	252,222
3.3% 1/11/23	1,490,000	1,515,040
3.458% 3/15/25 (a)	1,080,000	1,100,725
3.864% 7/23/24 (a)	100,000	102,260
3.875% 8/1/25	2,130,000	2,229,140
3.95% 4/21/25	580,000	601,457
4.2% 8/26/24	320,000	333,183
4.25% 10/22/26	2,030,000	2,143,371
Bank of Montreal:
0.949% 1/22/27 (a)	100,000	94,316
1.25% 9/15/26	750,000	711,145
4.338% 10/5/28 (a)	1,650,000	1,698,259
Bank of Nova Scotia:
0.55% 9/15/23	2,000,000	1,964,044
1.3% 9/15/26	110,000	105,046
2.2% 2/3/25	350,000	348,249
2.7% 3/7/22	100,000	100,027
3.4% 2/11/24	1,170,000	1,199,685
4.5% 12/16/25	1,300,000	1,385,249
Barclays PLC:
2.279% 11/24/27 (a)	1,200,000	1,157,579
2.852% 5/7/26 (a)	400,000	399,853
4.338% 5/16/24 (a)	2,400,000	2,466,277
4.375% 9/11/24	1,220,000	1,263,922
4.375% 1/12/26	520,000	547,871
5.2% 5/12/26	200,000	214,386
BB&T Corp. 3.75% 12/6/23	1,190,000	1,226,781
Canadian Imperial Bank of Commerce:
0.5% 12/14/23	100,000	97,376
0.95% 6/23/23	1,500,000	1,484,378
1.25% 6/22/26	490,000	463,112
3.1% 4/2/24	1,200,000	1,223,762
Capital One Bank NA 3.375% 2/15/23	650,000	660,005
Citigroup, Inc.:
1.122% 1/28/27 (a)	2,100,000	1,977,471
1.462% 6/9/27 (a)	2,200,000	2,080,112
2.7% 10/27/22	40,000	40,337
3.106% 4/8/26 (a)	2,040,000	2,066,714
3.3% 4/27/25	1,420,000	1,453,936
3.352% 4/24/25 (a)	1,400,000	1,428,000
4.4% 6/10/25	140,000	146,883
4.6% 3/9/26	750,000	799,862
5.5% 9/13/25	1,500,000	1,635,136
Comerica, Inc. 3.7% 7/31/23	100,000	102,549
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	750,000	759,720
Discover Bank 2.45% 9/12/24	1,150,000	1,150,594
Export-Import Bank of Korea:
0.625% 2/9/26	1,200,000	1,131,494
2.375% 6/25/24	710,000	718,478
Fifth Third Bancorp:
2.375% 1/28/25	1,280,000	1,281,766
2.6% 6/15/22	30,000	30,096
3.65% 1/25/24	450,000	462,608
HSBC Holdings PLC:
0.732% 8/17/24 (a)	800,000	782,568
0.976% 5/24/25 (a)	2,000,000	1,933,156
2.633% 11/7/25 (a)	1,600,000	1,597,490
3.033% 11/22/23 (a)	7,480,000	7,540,356
3.262% 3/13/23 (a)	200,000	200,104
4% 3/30/22	37,000	37,085
4.25% 8/18/25	444,000	461,313
4.292% 9/12/26 (a)	300,000	312,934
ING Groep NV 1.726% 4/1/27 (a)	484,000	462,536
Intesa Sanpaolo SpA 5.25% 1/12/24	200,000	209,998
Japan Bank International Cooperation:
0.625% 5/22/23	6,820,000	6,758,923
1.875% 7/21/26	900,000	898,974
2.375% 7/21/22	450,000	452,495
2.375% 11/16/22	200,000	201,778
2.5% 5/23/24	200,000	203,561
JPMorgan Chase & Co.:
0.653% 9/16/24 (a)	2,660,000	2,608,826
0.768% 8/9/25 (a)	2,100,000	2,018,494
0.824% 6/1/25 (a)	1,000,000	967,507
1.04% 2/4/27 (a)	1,500,000	1,403,525
1.045% 11/19/26 (a)	470,000	441,874
1.47% 9/22/27 (a)	690,000	651,217
1.578% 4/22/27 (a)	3,211,000	3,070,917
2.083% 4/22/26 (a)	1,500,000	1,477,560
2.301% 10/15/25 (a)	1,200,000	1,193,964
3.2% 1/25/23	47,000	47,785
3.2% 6/15/26	150,000	153,801
3.22% 3/1/25 (a)	730,000	742,347
3.559% 4/23/24 (a)	100,000	101,880
3.797% 7/23/24 (a)	860,000	880,573
4.125% 12/15/26	460,000	489,311
KeyBank NA 3.3% 6/1/25	1,200,000	1,239,919
Korea Development Bank 0.4% 6/19/24	2,200,000	2,136,846
Lloyds Banking Group PLC:
0.695% 5/11/24 (a)	650,000	639,745
1.326% 6/15/23 (a)	477,000	476,404
2.438% 2/5/26 (a)	200,000	198,572
2.907% 11/7/23 (a)	600,000	604,226
3.9% 3/12/24	200,000	206,202
4.05% 8/16/23	1,540,000	1,586,644
4.5% 11/4/24	2,290,000	2,389,411
4.65% 3/24/26	330,000	348,045
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	730,000	704,493
1.538% 7/20/27 (a)	900,000	853,754
2.757% 9/13/26	1,110,000	1,115,255
2.801% 7/18/24	3,500,000	3,545,831
3.407% 3/7/24	270,000	276,558
3.455% 3/2/23	900,000	916,422
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (a)	1,708,000	1,673,302
1.234% 5/22/27 (a)	210,000	196,616
1.554% 7/9/27 (a)	743,000	702,852
2.226% 5/25/26 (a)	200,000	197,382
2.839% 7/16/25 (a)	200,000	201,847
NatWest Group PLC:
2.359% 5/22/24 (a)	1,186,000	1,188,787
3.875% 9/12/23	425,000	435,276
4.269% 3/22/25 (a)	200,000	206,812
4.519% 6/25/24 (a)	400,000	412,078
4.8% 4/5/26	990,000	1,061,436
5.125% 5/28/24	490,000	515,616
6.125% 12/15/22	2,370,000	2,448,575
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	583,000	553,879
3.125% 11/7/23	230,000	236,273
PNC Bank NA 3.25% 6/1/25	1,040,000	1,075,651
PNC Financial Services Group, Inc.:
1.15% 8/13/26	900,000	861,571
2.2% 11/1/24	560,000	562,222
Rabobank Nederland 4.375% 8/4/25	360,000	376,922
Rabobank Nederland New York Branch:
0.375% 1/12/24	1,700,000	1,656,590
2.75% 1/10/23	1,320,000	1,336,580
Royal Bank of Canada:
0.875% 1/20/26	2,060,000	1,949,371
1.2% 4/27/26	500,000	474,925
2.05% 1/21/27	600,000	588,376
2.55% 7/16/24	1,190,000	1,202,720
2.8% 4/29/22	1,190,000	1,194,517
3.7% 10/5/23	560,000	576,438
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (a)	500,000	485,686
3.4% 1/18/23	420,000	426,214
3.5% 6/7/24	210,000	214,063
4.5% 7/17/25	1,270,000	1,333,268
Santander UK Group Holdings PLC:
1.089% 3/15/25 (a)	400,000	388,025
1.532% 8/21/26 (a)	540,000	514,917
1.673% 6/14/27 (a)	420,000	397,005
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	1,500,000	1,447,685
2.174% 1/14/27	1,400,000	1,366,467
2.348% 1/15/25	800,000	797,136
2.632% 7/14/26	1,520,000	1,522,793
2.784% 7/12/22	67,000	67,425
3.01% 10/19/26	240,000	243,887
3.748% 7/19/23	115,000	117,963
3.936% 10/16/23	1,740,000	1,795,506
SVB Financial Group 1.8% 10/28/26	360,000	347,459
Synchrony Bank 3% 6/15/22	250,000	251,051
The Toronto-Dominion Bank:
0.55% 3/4/24	4,440,000	4,311,909
0.75% 1/6/26	520,000	489,847
1.2% 6/3/26	390,000	371,733
2.65% 6/12/24	1,550,000	1,568,667
3.25% 3/11/24	280,000	287,505
3.625% 9/15/31 (a)	630,000	649,670
Truist Financial Corp.:
1.2% 8/5/25	1,100,000	1,059,716
1.267% 3/2/27 (a)	937,000	896,360
U.S. Bancorp:
2.375% 7/22/26	380,000	383,090
3.6% 9/11/24	1,360,000	1,410,217
3.7% 1/30/24	610,000	631,218
3.95% 11/17/25	2,530,000	2,688,127
Wells Fargo & Co.:
0.805% 5/19/25 (a)	2,500,000	2,419,384
2.188% 4/30/26 (a)	510,000	503,265
2.406% 10/30/25 (a)	1,390,000	1,385,501
3% 2/19/25	600,000	611,466
3% 10/23/26	100,000	101,253
3.196% 6/17/27 (a)	2,580,000	2,619,609
3.55% 9/29/25	1,350,000	1,396,377
3.75% 1/24/24	960,000	989,698
4.1% 6/3/26	460,000	485,617
Westpac Banking Corp.:
2.5% 6/28/22	37,000	37,200
2.85% 5/13/26	330,000	338,574
2.894% 2/4/30 (a)	630,000	622,385
3.3% 2/26/24	2,690,000	2,767,216
3.65% 5/15/23	60,000	61,511
4.322% 11/23/31 (a)	420,000	437,518
		180,611,305
Capital Markets - 2.7%
Ares Capital Corp.:
2.15% 7/15/26	100,000	94,341
3.25% 7/15/25	150,000	148,552
3.5% 2/10/23	2,070,000	2,092,744
3.875% 1/15/26	800,000	811,075
4.2% 6/10/24	250,000	258,238
Bank of New York Mellon Corp.:
0.35% 12/7/23	2,700,000	2,642,092
0.75% 1/28/26	540,000	513,050
3.4% 5/15/24	730,000	752,912
3.65% 2/4/24	2,550,000	2,630,562
BlackRock, Inc.:
3.375% 6/1/22	35,000	35,234
3.5% 3/18/24	410,000	424,573
Charles Schwab Corp.:
0.75% 3/18/24	686,000	671,609
0.9% 3/11/26	940,000	890,831
3.55% 2/1/24	450,000	462,716
3.85% 5/21/25	1,100,000	1,155,631
CME Group, Inc. 3% 3/15/25	310,000	318,070
Credit Suisse AG:
0.495% 2/2/24	1,200,000	1,161,852
1.25% 8/7/26	430,000	404,616
2.95% 4/9/25	1,500,000	1,519,302
Credit Suisse Group AG:
3.75% 3/26/25	400,000	410,253
4.55% 4/17/26	920,000	971,512
Deutsche Bank AG London Branch 3.7% 5/30/24	930,000	953,529
Deutsche Bank AG New York Branch:
1.686% 3/19/26	400,000	386,066
2.129% 11/24/26 (a)	1,400,000	1,347,910
2.311% 11/16/27 (a)	800,000	764,432
3.95% 2/27/23	200,000	203,151
Franklin Resources, Inc. 2.85% 3/30/25	160,000	163,359
GE Capital Funding LLC 3.45% 5/15/25	330,000	339,758
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (a)	4,000,000	3,967,037
0.855% 2/12/26 (a)	550,000	525,374
1.093% 12/9/26 (a)	1,400,000	1,316,946
1.431% 3/9/27 (a)	1,660,000	1,568,208
1.948% 10/21/27 (a)	3,320,000	3,181,058
2.905% 7/24/23 (a)	155,000	155,803
3.2% 2/23/23	200,000	202,452
3.272% 9/29/25 (a)	800,000	813,766
3.625% 2/20/24	440,000	451,540
3.75% 2/25/26	1,170,000	1,217,414
4.25% 10/21/25	370,000	388,679
Intercontinental Exchange, Inc.:
0.7% 6/15/23	1,600,000	1,580,729
2.35% 9/15/22	125,000	125,853
3.45% 9/21/23	820,000	840,138
Moody's Corp. 3.75% 3/24/25	450,000	469,541
Morgan Stanley:
0.56% 11/10/23 (a)	500,000	496,092
0.864% 10/21/25 (a)	2,300,000	2,202,020
0.985% 12/10/26 (a)	1,600,000	1,498,468
1.512% 7/20/27 (a)	4,650,000	4,405,213
1.593% 5/4/27 (a)	1,300,000	1,236,343
2.72% 7/22/25 (a)	1,040,000	1,045,483
2.75% 5/19/22	49,000	49,194
3.125% 1/23/23	2,110,000	2,140,144
4.35% 9/8/26	120,000	127,431
4.875% 11/1/22	2,600,000	2,659,107
5% 11/24/25	1,248,000	1,348,822
6.25% 8/9/26	140,000	160,786
NASDAQ, Inc. 3.85% 6/30/26	270,000	281,962
Nomura Holdings, Inc.:
1.653% 7/14/26	1,160,000	1,100,597
1.851% 7/16/25	690,000	671,587
S&P Global, Inc. 4% 6/15/25	290,000	305,468
State Street Corp.:
1.684% 11/18/27 (a)	450,000	435,974
3.3% 12/16/24	1,790,000	1,850,677
3.776% 12/3/24 (a)	700,000	722,432
		62,070,308
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	150,000	142,121
2.45% 10/29/26	2,362,000	2,278,804
2.875% 8/14/24	750,000	750,600
3.3% 1/23/23	300,000	303,626
4.125% 7/3/23	240,000	245,359
4.45% 10/1/25	440,000	456,938
4.5% 9/15/23	288,000	296,657
Ally Financial, Inc.:
1.45% 10/2/23	400,000	394,961
3.05% 6/5/23	1,000,000	1,011,870
5.125% 9/30/24	330,000	349,686
5.8% 5/1/25	1,900,000	2,056,109
American Express Co.:
2.5% 7/30/24	3,102,000	3,146,033
2.75% 5/20/22	1,010,000	1,012,464
3.4% 2/22/24	200,000	205,761
Capital One Financial Corp.:
3.2% 1/30/23	2,055,000	2,083,810
3.3% 10/30/24	440,000	450,413
3.75% 7/28/26	340,000	351,477
3.9% 1/29/24	1,270,000	1,310,413
4.2% 10/29/25	640,000	669,715
Discover Financial Services 4.5% 1/30/26	100,000	106,423
Ford Motor Credit Co. LLC 3.81% 1/9/24	200,000	202,283
GE Capital International Funding Co. 3.373% 11/15/25	550,000	566,638
John Deere Capital Corp.:
0.625% 9/10/24	2,000,000	1,943,603
2.7% 1/6/23	1,774,000	1,794,915
2.95% 4/1/22	3,700,000	3,707,043
3.65% 10/12/23	450,000	463,468
Synchrony Financial:
3.7% 8/4/26	220,000	224,694
4.5% 7/23/25	448,000	470,279
Toyota Motor Credit Corp.:
0.5% 8/14/23	1,730,000	1,704,499
0.8% 10/16/25	560,000	532,123
0.8% 1/9/26	1,120,000	1,063,345
1.8% 2/13/25	100,000	99,242
2.15% 9/8/22	2,044,000	2,055,112
2.9% 3/30/23	510,000	518,059
3% 4/1/25	860,000	880,477
		33,849,020
Diversified Financial Services - 1.1%
AB Svensk Exportkredit 0.25% 9/29/23	2,834,000	2,781,112
Berkshire Hathaway, Inc. 3.125% 3/15/26	1,120,000	1,161,766
Blackstone Private Credit Fund:
2.625% 12/15/26 (c)	200,000	186,165
2.7% 1/15/25 (c)	960,000	936,652
BP Capital Markets America, Inc.:
2.75% 5/10/23	760,000	769,071
3.41% 2/11/26	790,000	818,596
Brixmor Operating Partnership LP 4.125% 6/15/26	500,000	528,400
DH Europe Finance II SARL 2.2% 11/15/24	700,000	700,356
KfW:
0.25% 10/19/23	7,000,000	6,870,036
0.375% 7/18/25	1,650,000	1,574,419
2.125% 3/7/22	77,000	77,018
2.375% 12/29/22	1,972,000	1,993,793
2.5% 11/20/24	1,590,000	1,625,372
2.625% 2/28/24	2,000,000	2,043,765
Landwirtschaftliche Rentenbank 3.125% 11/14/23	3,350,000	3,443,680
Voya Financial, Inc. 5.65% 5/15/53 (a)	310,000	313,016
		25,823,217
Insurance - 0.5%
ACE INA Holdings, Inc.:
2.875% 11/3/22	55,000	55,512
3.35% 5/15/24	880,000	906,861
3.35% 5/3/26	620,000	643,949
AFLAC, Inc. 3.25% 3/17/25	780,000	803,873
Allstate Corp.:
0.75% 12/15/25	590,000	555,449
3.15% 6/15/23	100,000	101,619
5.75% 8/15/53 (a)	320,000	322,064
American International Group, Inc.:
2.5% 6/30/25	2,550,000	2,561,256
4.125% 2/15/24	620,000	645,677
Aon PLC 3.875% 12/15/25	570,000	595,258
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	1,140,000	1,180,787
3.875% 3/15/24	732,000	757,451
MetLife, Inc.:
3.6% 4/10/24	200,000	207,011
4.368% 9/15/23 (a)	1,260,000	1,304,429
Pricoa Global Funding I 5.625% 6/15/43 (a)	1,030,000	1,055,750
Prudential Financial, Inc. 1.5% 3/10/26	160,000	156,499
		11,853,445
Thrifts & Mortgage Finance - 0.0%
Delta Air Lines Pass Through Trust 3.204% 10/25/25	170,000	173,174

TOTAL FINANCIALS		314,380,469

HEALTH CARE - 2.4%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 11/21/22	300,000	301,850
2.6% 11/21/24	1,010,000	1,019,584
3.2% 5/14/26	100,000	102,543
3.75% 11/14/23	2,230,000	2,299,415
3.8% 3/15/25	800,000	831,862
3.85% 6/15/24	1,845,000	1,907,771
Amgen, Inc.:
1.9% 2/21/25	600,000	598,178
3.625% 5/22/24	730,000	754,145
Gilead Sciences, Inc.:
3.5% 2/1/25	2,490,000	2,576,466
3.65% 3/1/26	210,000	218,983
		10,610,797
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.95% 3/15/25	850,000	870,812
3.875% 9/15/25	670,000	708,764
Baxter International, Inc. 1.915% 2/1/27 (c)	1,200,000	1,163,401
Becton, Dickinson & Co. 3.363% 6/6/24	993,000	1,017,371
Boston Scientific Corp. 3.45% 3/1/24	1,498,000	1,535,879
Medtronic, Inc. 3.5% 3/15/25	680,000	708,468
Stryker Corp.:
1.15% 6/15/25	1,090,000	1,050,034
3.375% 5/15/24	540,000	553,095
Zimmer Biomet Holdings, Inc.:
3.05% 1/15/26	250,000	254,654
3.55% 4/1/25	870,000	894,624
		8,757,102
Health Care Providers & Services - 0.8%
Aetna, Inc. 3.5% 11/15/24	980,000	1,007,744
Anthem, Inc.:
2.375% 1/15/25	1,560,000	1,565,720
2.95% 12/1/22	25,000	25,284
Cigna Corp.:
1.25% 3/15/26	1,280,000	1,224,467
3.05% 11/30/22	50,000	50,627
3.25% 4/15/25	800,000	817,040
3.75% 7/15/23	707,000	725,298
4.5% 2/25/26	130,000	139,146
CVS Health Corp.:
2.625% 8/15/24	224,000	226,690
2.875% 6/1/26	530,000	536,338
3% 8/15/26	560,000	569,913
3.375% 8/12/24	1,310,000	1,345,991
3.5% 7/20/22	2,440,000	2,451,881
HCA Holdings, Inc.:
5.25% 4/15/25	700,000	751,486
5.25% 6/15/26	840,000	909,559
Humana, Inc. 1.35% 2/3/27	1,115,000	1,051,330
Sabra Health Care LP 5.125% 8/15/26	210,000	223,116
UnitedHealth Group, Inc.:
1.15% 5/15/26	886,000	848,224
2.375% 10/15/22	21,000	21,158
2.375% 8/15/24	400,000	405,315
2.875% 3/15/23	2,650,000	2,695,937
3.5% 6/15/23	200,000	204,918
Universal Health Services, Inc. 1.65% 9/1/26 (c)	270,000	256,392
		18,053,574
Life Sciences Tools & Services - 0.0%
PerkinElmer, Inc. 0.85% 9/15/24	200,000	192,953
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 1.2% 5/28/26	2,000,000	1,916,677
AstraZeneca PLC:
2.375% 6/12/22	27,000	27,082
3.5% 8/17/23	510,000	523,354
Bristol-Myers Squibb Co.:
0.75% 11/13/25	1,100,000	1,044,894
2.6% 5/16/22	250,000	250,948
2.9% 7/26/24	1,700,000	1,739,548
3.2% 6/15/26	450,000	468,705
3.25% 2/20/23	1,043,000	1,061,060
GlaxoSmithKline Capital PLC 3% 6/1/24	240,000	244,921
GlaxoSmithKline Capital, Inc. 3.625% 5/15/25	1,000,000	1,043,967
Johnson & Johnson:
0.55% 9/1/25	1,000,000	953,218
2.25% 3/3/22	88,000	88,002
2.625% 1/15/25	700,000	714,998
Merck & Co., Inc. 1.7% 6/10/27	2,000,000	1,946,969
Novartis Capital Corp.:
1.75% 2/14/25	200,000	198,764
2.4% 5/17/22	270,000	270,588
2.4% 9/21/22	33,000	33,232
3% 11/20/25	1,010,000	1,040,638
3.4% 5/6/24	385,000	398,018
Perrigo Finance PLC 4.375% 3/15/26	390,000	390,955
Pfizer, Inc.:
2.75% 6/3/26	620,000	636,841
2.95% 3/15/24	720,000	737,156
3% 12/15/26	110,000	113,998
3.2% 9/15/23	700,000	717,958
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	1,710,000	1,732,040
3.2% 9/23/26	480,000	492,678
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,000,000	1,032,572
Viatris, Inc. 1.65% 6/22/25	140,000	135,260
		19,955,041

TOTAL HEALTH CARE		57,569,467

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	180,000	179,759
2.375% 11/15/24	290,000	294,408
3.25% 4/1/25	120,000	123,829
3.5% 5/15/25	820,000	848,354
Huntington Ingalls Industries, Inc. 3.844% 5/1/25	210,000	217,634
Lockheed Martin Corp.:
2.9% 3/1/25	520,000	532,953
3.55% 1/15/26	750,000	789,949
Northrop Grumman Corp. 2.93% 1/15/25	1,460,000	1,487,837
Raytheon Technologies Corp.:
3.65% 8/16/23	18,000	18,456
3.95% 8/16/25	1,320,000	1,391,050
The Boeing Co.:
1.95% 2/1/24	1,320,000	1,314,719
2.196% 2/4/26	1,750,000	1,707,485
2.75% 2/1/26	350,000	350,256
2.8% 3/1/23	60,000	60,629
2.85% 10/30/24	950,000	960,360
3.1% 5/1/26	100,000	100,874
4.875% 5/1/25	1,350,000	1,435,162
		11,813,714
Air Freight & Logistics - 0.1%
FedEx Corp. 3.25% 4/1/26	310,000	323,383
United Parcel Service, Inc.:
2.4% 11/15/26	210,000	211,774
2.5% 4/1/23	800,000	808,075
2.8% 11/15/24	130,000	132,068
3.9% 4/1/25	420,000	442,164
		1,917,464
Airlines - 0.0%
Southwest Airlines Co.:
4.75% 5/4/23	100,000	103,365
5.25% 5/4/25	980,000	1,059,593
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	276,480	282,184
		1,445,142
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25	1,362,000	1,358,162
Owens Corning 3.4% 8/15/26	260,000	268,275
		1,626,437
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 2.75% 1/30/24	200,000	204,660
Republic Services, Inc.:
2.5% 8/15/24	100,000	100,901
2.9% 7/1/26	530,000	537,458
3.2% 3/15/25	130,000	132,978
Waste Management, Inc.:
0.75% 11/15/25	290,000	274,259
2.4% 5/15/23	390,000	392,648
		1,642,904
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	670,000	676,491
Hubbell, Inc. 3.35% 3/1/26	110,000	113,524
		790,015
Industrial Conglomerates - 0.3%
3M Co.:
2% 6/26/22	4,270,000	4,283,979
2.65% 4/15/25	55,000	55,866
Honeywell International, Inc.:
1.35% 6/1/25	1,100,000	1,076,701
2.3% 8/15/24	110,000	111,404
2.5% 11/1/26	410,000	415,083
Roper Technologies, Inc.:
0.45% 8/15/22	295,000	294,006
1% 9/15/25	518,000	492,716
3.125% 11/15/22	100,000	100,929
3.65% 9/15/23	360,000	369,449
3.8% 12/15/26	280,000	294,493
		7,494,626
Machinery - 0.4%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	400,000	392,971
0.95% 1/10/24	100,000	98,743
1.15% 9/14/26	420,000	400,941
1.45% 5/15/25	1,120,000	1,096,189
1.7% 1/8/27	370,000	361,240
2.85% 5/17/24	1,180,000	1,205,217
3.25% 12/1/24	860,000	890,094
3.45% 5/15/23	130,000	133,252
Caterpillar, Inc. 3.4% 5/15/24	750,000	773,572
Deere & Co. 2.75% 4/15/25	460,000	468,779
Illinois Tool Works, Inc. 3.5% 3/1/24	290,000	298,534
Ingersoll-Rand Luxembourg Finance SA 3.5% 3/21/26	310,000	323,572
Otis Worldwide Corp. 2.056% 4/5/25	550,000	545,847
Parker Hannifin Corp. 2.7% 6/14/24	440,000	445,454
Stanley Black & Decker, Inc. 3.4% 3/1/26	610,000	637,546
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	410,000	413,877
3.45% 11/15/26	280,000	283,397
4.4% 3/15/24	100,000	103,598
		8,872,823
Professional Services - 0.0%
Leidos, Inc.:
2.95% 5/15/23	210,000	212,537
3.625% 5/15/25	210,000	215,935
Thomson Reuters Corp. 3.35% 5/15/26	260,000	268,920
		697,392
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3% 3/15/23	890,000	901,632
3.05% 9/1/22	34,000	34,157
3.4% 9/1/24	970,000	998,514
3.85% 9/1/23	730,000	753,802
Canadian Pacific Railway Co. 1.75% 12/2/26	1,133,000	1,098,858
CSX Corp. 3.35% 11/1/25	760,000	785,854
Norfolk Southern Corp. 2.9% 6/15/26	490,000	501,515
Union Pacific Corp.:
2.75% 4/15/23	50,000	50,552
2.75% 3/1/26	740,000	751,226
3.75% 3/15/24	410,000	424,052
3.75% 7/15/25	120,000	125,984
		6,426,146
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.7% 2/15/24	570,000	552,301
2.75% 1/15/23	100,000	100,826
3.375% 7/1/25	2,230,000	2,255,965
3.875% 7/3/23	230,000	235,138
4.25% 2/1/24	670,000	691,825
International Lease Finance Corp. 5.875% 8/15/22	75,000	76,452
		3,912,507

TOTAL INDUSTRIALS		46,639,170

INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.95% 2/28/26	670,000	695,127
3.625% 3/4/24	1,490,000	1,536,739
		2,231,866
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
4% 7/15/24	710,000	736,686
5.45% 6/15/23	169,000	175,914
5.85% 7/15/25	2,110,000	2,311,213
6.02% 6/15/26	630,000	702,985
Flex Ltd.:
3.75% 2/1/26	280,000	289,126
4.75% 6/15/25	100,000	106,178
Vontier Corp. 1.8% 4/1/26	210,000	195,768
		4,517,870
IT Services - 0.8%
Automatic Data Processing, Inc. 3.375% 9/15/25	420,000	438,541
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	250,000	244,438
4.125% 5/1/25	250,000	253,370
5.5% 12/1/24	100,000	104,651
Fidelity National Information Services, Inc. 1.15% 3/1/26	609,000	574,967
Fiserv, Inc.:
2.75% 7/1/24	2,250,000	2,272,894
3.2% 7/1/26	280,000	286,081
3.85% 6/1/25	100,000	104,036
Global Payments, Inc.:
1.2% 3/1/26	1,057,000	997,687
2.65% 2/15/25	290,000	291,170
IBM Corp.:
2.85% 5/13/22	900,000	904,049
3% 5/15/24	1,400,000	1,431,887
3.375% 8/1/23	2,170,000	2,224,061
3.45% 2/19/26	1,290,000	1,348,204
MasterCard, Inc. 2% 3/3/25	1,100,000	1,106,778
PayPal Holdings, Inc.:
1.35% 6/1/23	500,000	498,417
1.65% 6/1/25	1,300,000	1,273,816
2.4% 10/1/24	320,000	322,542
The Western Union Co.:
1.35% 3/15/26	330,000	314,762
2.85% 1/10/25	100,000	101,244
Visa, Inc.:
2.15% 9/15/22	43,000	43,270
2.8% 12/14/22	1,410,000	1,425,486
3.15% 12/14/25	1,550,000	1,606,192
		18,168,543
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. 2.95% 4/1/25	570,000	583,690
Broadcom, Inc.:
3.15% 11/15/25	1,846,000	1,880,657
3.459% 9/15/26	491,000	505,486
Intel Corp.:
2.6% 5/19/26	100,000	102,130
3.4% 3/25/25	1,643,000	1,700,162
3.7% 7/29/25	450,000	471,362
Marvell Technology, Inc. 1.65% 4/15/26	270,000	259,996
Microchip Technology, Inc.:
2.67% 9/1/23	800,000	807,157
4.25% 9/1/25	500,000	513,143
4.333% 6/1/23	160,000	164,569
Micron Technology, Inc. 4.975% 2/6/26	210,000	225,523
NVIDIA Corp. 0.584% 6/14/24	1,500,000	1,459,642
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25 (c)	960,000	965,514
3.875% 6/18/26 (c)	170,000	177,857
Qualcomm, Inc.:
2.9% 5/20/24	1,020,000	1,042,050
3% 5/20/22	38,000	38,070
		10,897,008
Software - 0.6%
Fortinet, Inc. 1% 3/15/26	210,000	196,900
Microsoft Corp.:
2.125% 11/15/22	220,000	221,770
2.7% 2/12/25	2,120,000	2,180,568
2.875% 2/6/24	1,630,000	1,669,022
3.125% 11/3/25	620,000	642,997
3.625% 12/15/23	2,000,000	2,078,374
Oracle Corp.:
1.65% 3/25/26	1,956,000	1,873,880
2.5% 4/1/25	1,700,000	1,697,715
2.625% 2/15/23	1,655,000	1,665,855
2.65% 7/15/26	840,000	834,245
VMware, Inc.:
1.4% 8/15/26	1,177,000	1,115,554
4.5% 5/15/25	100,000	105,863
		14,282,743
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
0.55% 8/20/25	1,100,000	1,047,186
0.7% 2/8/26	1,100,000	1,051,883
1.125% 5/11/25	1,500,000	1,462,641
1.8% 9/11/24	2,870,000	2,867,663
2.1% 9/12/22	124,000	124,729
2.3% 5/11/22	910,000	912,080
2.4% 1/13/23	1,250,000	1,261,598
2.45% 8/4/26	100,000	101,521
2.5% 2/9/25	1,100,000	1,117,701
2.7% 5/13/22	36,000	36,138
2.75% 1/13/25	600,000	614,363
3.25% 2/23/26	1,530,000	1,597,271
3.45% 5/6/24	100,000	103,514
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (a)	1,310,000	1,405,262
HP, Inc. 1.45% 6/17/26	1,000,000	948,188
		14,651,738

TOTAL INFORMATION TECHNOLOGY		64,749,768

MATERIALS - 0.5%
Chemicals - 0.3%
DuPont de Nemours, Inc. 4.205% 11/15/23	4,052,000	4,196,767
Eastman Chemical Co.:
3.6% 8/15/22	685,000	688,642
3.8% 3/15/25	160,000	165,595
LYB International Finance III LLC 1.25% 10/1/25	800,000	764,108
PPG Industries, Inc. 1.2% 3/15/26	100,000	95,456
Sherwin-Williams Co.:
2.75% 6/1/22	51,000	51,118
3.125% 6/1/24	1,090,000	1,113,340
The Dow Chemical Co. 3.625% 5/15/26	300,000	313,177
The Mosaic Co.:
3.25% 11/15/22	200,000	202,496
4.25% 11/15/23	380,000	392,875
		7,983,574
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 0.65% 7/15/23	250,000	246,067
Containers & Packaging - 0.1%
Berry Global, Inc.:
0.95% 2/15/24	800,000	778,043
1.57% 1/15/26	280,000	266,762
1.65% 1/15/27	120,000	111,914
WRKCo, Inc.:
3% 9/15/24	190,000	193,522
4.65% 3/15/26	340,000	367,239
		1,717,480
Metals & Mining - 0.1%
Nucor Corp.:
2% 6/1/25	240,000	237,376
4% 8/1/23	100,000	102,656
Southern Copper Corp. 3.875% 4/23/25	240,000	246,270
Vale Overseas Ltd. 6.25% 8/10/26	640,000	719,720
		1,306,022

TOTAL MATERIALS		11,253,143

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc. 3.45% 4/30/25	520,000	538,220
American Campus Communities Operating Partnership LP 3.3% 7/15/26	250,000	257,893
American Tower Corp.:
1.3% 9/15/25	677,000	647,960
1.6% 4/15/26	880,000	844,633
3.375% 5/15/24	763,000	778,385
4.4% 2/15/26	290,000	307,524
AvalonBay Communities, Inc.:
2.95% 5/11/26	290,000	297,312
3.45% 6/1/25	620,000	640,415
Boston Properties, Inc.:
2.75% 10/1/26	640,000	641,932
3.65% 2/1/26	320,000	331,399
3.8% 2/1/24	520,000	534,450
Crown Castle International Corp.:
1.05% 7/15/26	250,000	232,899
1.35% 7/15/25	439,000	421,132
3.7% 6/15/26	480,000	495,525
4.45% 2/15/26	260,000	274,888
Equinix, Inc. 1.45% 5/15/26	491,000	467,185
Federal Realty Investment Trust 1.25% 2/15/26	290,000	277,312
Healthcare Trust of America Holdings LP 3.5% 8/1/26	240,000	248,627
Kilroy Realty LP 4.375% 10/1/25	300,000	315,237
Kimco Realty Corp. 3.3% 2/1/25	1,630,000	1,669,691
National Retail Properties, Inc. 4% 11/15/25	240,000	253,856
Office Properties Income Trust 4.5% 2/1/25	540,000	553,348
Omega Healthcare Investors, Inc. 5.25% 1/15/26	500,000	535,026
Realty Income Corp.:
4.6% 2/6/24	450,000	468,411
4.625% 11/1/25	1,380,000	1,482,324
Simon Property Group LP:
2% 9/13/24	970,000	966,884
3.3% 1/15/26	800,000	819,842
3.5% 9/1/25	360,000	371,698
Ventas Realty LP:
3.5% 4/15/24	100,000	102,558
3.5% 2/1/25	931,000	959,086
4.125% 1/15/26	120,000	127,095
Vornado Realty LP 2.15% 6/1/26	400,000	388,338
Welltower, Inc.:
3.625% 3/15/24	740,000	760,092
4% 6/1/25	320,000	335,018
4.25% 4/1/26	140,000	149,167
WP Carey, Inc. 4% 2/1/25	570,000	595,042
		19,090,404
Real Estate Management & Development - 0.1%
CBRE Group, Inc. 4.875% 3/1/26	250,000	271,018
Essex Portfolio LP 3.5% 4/1/25	630,000	649,621
Mid-America Apartments LP 4% 11/15/25	480,000	504,027
		1,424,666

TOTAL REAL ESTATE		20,515,070

UTILITIES - 1.7%
Electric Utilities - 1.0%
AEP Transmission Co. LLC 3.1% 12/1/26	180,000	184,075
American Electric Power Co., Inc. 1% 11/1/25	260,000	246,168
Cleco Corporate Holdings LLC 3.743% 5/1/26	220,000	228,724
Connecticut Light & Power Co.:
0.75% 12/1/25	100,000	94,213
2.5% 1/15/23	100,000	100,594
DTE Electric Co. 3.65% 3/15/24	360,000	371,314
Duke Energy Carolinas LLC 3.35% 5/15/22	720,000	723,757
Duke Energy Corp.:
0.9% 9/15/25	100,000	94,898
2.4% 8/15/22	102,000	102,553
2.65% 9/1/26	340,000	341,616
3.75% 4/15/24	1,100,000	1,134,750
3.95% 10/15/23	1,460,000	1,498,413
Entergy Corp. 0.9% 9/15/25	1,100,000	1,041,286
Entergy Louisiana LLC 2.4% 10/1/26	490,000	485,614
Eversource Energy:
2.75% 3/15/22	24,000	24,016
2.9% 10/1/24	780,000	790,777
3.8% 12/1/23	480,000	493,443
Exelon Corp.:
3.497% 6/1/22 (a)	462,000	463,442
3.95% 6/15/25	630,000	655,321
FirstEnergy Corp.:
2.05% 3/1/25	340,000	330,670
3.35% 7/15/22	970,000	967,381
Florida Power & Light Co.:
2.85% 4/1/25	389,000	397,271
3.125% 12/1/25	530,000	545,810
Fortis, Inc. 3.055% 10/4/26	460,000	465,112
Georgia Power Co. 2.1% 7/30/23	910,000	912,758
NextEra Energy Capital Holdings, Inc.:
0.65% 3/1/23	770,000	762,590
1.875% 1/15/27	430,000	415,959
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	340,000	318,672
2.75% 6/1/24	770,000	780,588
Pacific Gas & Electric Co.:
2.95% 3/1/26	100,000	98,701
3.15% 1/1/26	1,360,000	1,352,401
3.45% 7/1/25	240,000	242,312
Pinnacle West Capital Corp. 1.3% 6/15/25	140,000	134,374
PPL Capital Funding, Inc. 3.1% 5/15/26	270,000	274,913
Public Service Electric & Gas Co. 0.95% 3/15/26	180,000	171,818
Southern California Edison Co. 3.7% 8/1/25	1,680,000	1,743,353
Southern Co.:
2.95% 7/1/23	790,000	799,683
3.25% 7/1/26	1,890,000	1,938,006
Southwestern Electric Power Co. 2.75% 10/1/26	320,000	322,690
Virginia Electric & Power Co.:
2.95% 11/15/26	180,000	184,068
3.15% 1/15/26	360,000	370,344
Xcel Energy, Inc. 3.3% 6/1/25	100,000	102,222
		22,706,670
Gas Utilities - 0.2%
Dominion Gas Holdings LLC 2.5% 11/15/24	3,041,000	3,043,367
ONE Gas, Inc. 0.85% 3/11/23	540,000	535,477
Southern California Gas Co.:
2.6% 6/15/26	320,000	323,498
3.15% 9/15/24	230,000	235,479
		4,137,821
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 3.55% 6/15/26	390,000	401,095
Exelon Generation Co. LLC 3.25% 6/1/25	1,280,000	1,306,949
Southern Power Co. 4.15% 12/1/25	380,000	403,604
The AES Corp. 1.375% 1/15/26	330,000	313,618
		2,425,266
Multi-Utilities - 0.4%
Ameren Corp. 2.5% 9/15/24	400,000	402,071
Berkshire Hathaway Energy Co.:
2.8% 1/15/23	2,800,000	2,834,703
4.05% 4/15/25	1,000,000	1,054,212
CenterPoint Energy, Inc. 1.45% 6/1/26	370,000	354,505
Dominion Energy, Inc. 1.45% 4/15/26	1,500,000	1,443,672
DTE Energy Co.:
1.05% 6/1/25	920,000	878,838
2.85% 10/1/26	100,000	100,948
NiSource, Inc. 0.95% 8/15/25	1,343,000	1,268,801
Public Service Enterprise Group, Inc.:
2.65% 11/15/22	96,000	96,758
2.875% 6/15/24	1,300,000	1,325,146
San Diego Gas & Electric Co. 2.5% 5/15/26	280,000	282,783
WEC Energy Group, Inc. 0.8% 3/15/24	710,000	691,540
		10,733,977

TOTAL UTILITIES		40,003,734

TOTAL NONCONVERTIBLE BONDS
(Cost $733,262,297)		716,747,718

U.S. Government and Government Agency Obligations - 64.9%
U.S. Government Agency Obligations - 2.4%
Fannie Mae:
0.375% 8/25/25	$1,805,000	$1,720,998
0.5% 6/17/25	5,180,000	4,972,225
0.625% 4/22/25	534,000	516,629
1.625% 10/15/24	800,000	799,867
1.75% 7/2/24	860,000	862,727
2.375% 1/19/23	380,000	384,315
Federal Home Loan Bank:
0.125% 10/21/22	6,000,000	5,975,133
0.375% 9/4/25	460,000	438,442
0.5% 4/14/25	695,000	669,509
1.375% 2/17/23	3,000,000	3,006,489
1.5% 8/15/24	125,000	124,822
1.875% 12/9/22	22,150,000	22,319,042
Freddie Mac:
0.125% 10/16/23	2,000,000	1,959,984
0.25% 8/24/23	3,000,000	2,953,516
0.25% 12/4/23	4,375,000	4,285,467
0.375% 7/21/25	1,600,000	1,529,377
0.375% 9/23/25	1,156,000	1,100,657
1.5% 2/12/25	1,590,000	1,582,120
2.75% 6/19/23	195,000	198,737
Tennessee Valley Authority 0.75% 5/15/25	240,000	232,617

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		55,632,673

U.S. Treasury Obligations - 62.5%
U.S. Treasury Notes:
0.125% 4/30/22	1,000	1,000
0.125% 12/31/22	5,000	4,964
0.125% 6/30/23	6,000	5,910
0.125% 7/15/23	10,492,000	10,330,522
0.125% 7/31/23	10,596,000	10,421,746
0.125% 8/15/23	19,965,000	19,622,631
0.125% 8/31/23 (d)	17,330,000	17,023,340
0.125% 9/15/23	7,291,000	7,156,287
0.125% 10/15/23	34,947,000	34,242,600
0.125% 12/15/23	5,767,000	5,634,539
0.125% 2/15/24	26,404,000	25,720,178
0.25% 9/30/23 (d)	119,660,000	117,589,321
0.25% 11/15/23	11,132,000	10,915,883
0.25% 3/15/24	38,122,000	37,167,461
0.25% 5/15/24	2,574,000	2,502,511
0.25% 6/15/24	13,928,000	13,521,041
0.25% 5/31/25	15,889,000	15,171,512
0.25% 6/30/25	15,107,000	14,401,810
0.25% 7/31/25	21,175,000	20,164,225
0.25% 8/31/25	13,493,000	12,824,148
0.25% 9/30/25	25,049,000	23,775,023
0.375% 10/31/23	15,260,000	15,000,103
0.375% 4/15/24	25,876,000	25,260,434
0.375% 7/15/24 (d)	45,554,000	44,306,603
0.375% 8/15/24 (d)	15,136,000	14,700,840
0.375% 9/15/24	7,620,000	7,389,316
0.375% 11/30/25	161,159,000	153,289,909
0.375% 12/31/25	22,154,000	21,053,223
0.375% 1/31/26	58,387,000	55,380,982
0.5% 11/30/23	85,196,000	83,834,861
0.5% 2/28/26	203,191,000	193,499,731
0.625% 10/15/24	15,730,000	15,337,979
0.75% 12/31/23	57,339,000	56,622,263
0.75% 11/15/24	4,180,000	4,083,664
0.75% 3/31/26	14,241,000	13,687,492
0.75% 4/30/26	91,101,000	87,464,077
0.75% 5/31/26	22,470,000	21,553,645
0.75% 8/31/26	76,902,000	73,591,609
0.875% 1/31/24 (d)	36,400,000	36,006,141
0.875% 6/30/26	37,323,000	35,968,583
1.125% 1/15/25	7,665,000	7,556,612
1.125% 2/28/25	9,000	8,865
1.125% 10/31/26	26,274,000	25,530,938
1.25% 12/31/26	850,000	830,344
1.375% 2/15/23	2,000	2,006
1.5% 10/31/24	3,607,000	3,596,996
1.5% 11/30/24	2,715,000	2,706,197
1.5% 1/31/27	34,000	33,599
1.625% 4/30/23	336,000	337,654
1.75% 6/15/22	2,000	2,007
1.75% 6/30/22	4,000	4,016
1.75% 6/30/24 (d)	134,000	134,628
1.75% 7/31/24	2,916,000	2,929,441
1.75% 12/31/24	402,000	403,460
2% 10/31/22	2,000	2,015
2% 11/30/22	2,000	2,016
2% 5/31/24	875,000	884,058
2.125% 2/29/24	2,848,000	2,884,379
2.125% 3/31/24	9,889,000	10,015,317
2.25% 12/31/23	3,658,000	3,711,441
2.25% 1/31/24	237,000	240,574
2.375% 1/31/23	131,000	132,566
2.375% 2/29/24	8,231,000	8,376,007
2.5% 1/31/24	2,916,000	2,973,181
2.625% 12/31/23 (d)	1,771,000	1,809,118
2.75% 7/31/23	1,904,000	1,943,196
2.75% 8/31/23	5,051,000	5,156,755
2.875% 9/30/23 (d)	4,973,000	5,090,915
2.875% 10/31/23	5,339,000	5,467,470
2.875% 11/30/23	7,695,000	7,888,878

TOTAL U.S. TREASURY OBLIGATIONS		1,456,882,756

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,543,206,294)		1,512,515,429

Foreign Government and Government Agency Obligations - 1.2%
Alberta Province:
2.2% 7/26/22	$331,000	$332,807
2.95% 1/23/24	2,900,000	2,972,703
British Columbia Province 2.25% 6/2/26	800,000	810,904
Canadian Government 2% 11/15/22	200,000	201,386
Chilean Republic 3.125% 3/27/25	320,000	329,560
Export Development Canada:
1.75% 7/18/22	300,000	301,227
2% 5/17/22	715,000	717,360
2.625% 2/21/24	200,000	204,288
2.75% 3/15/23	150,000	152,154
Hungarian Republic:
5.375% 2/21/23	2,140,000	2,202,659
5.75% 11/22/23	110,000	115,939
Israeli State 4% 6/30/22	970,000	979,712
Italian Republic:
1.25% 2/17/26	910,000	863,542
2.375% 10/17/24	860,000	863,384
6.875% 9/27/23	770,000	829,092
Korean Republic:
3.875% 9/11/23	1,000,000	1,034,088
5.625% 11/3/25	120,000	135,321
Manitoba Province:
2.125% 5/4/22	917,000	919,421
2.6% 4/16/24	720,000	734,011
Ontario Province:
0.625% 1/21/26	900,000	854,717
2.25% 5/18/22	130,000	130,514
2.5% 4/27/26	2,690,000	2,747,647
2.55% 4/25/22	270,000	270,902
3.05% 1/29/24	910,000	934,297
3.4% 10/17/23	90,000	92,680
Panamanian Republic:
3.75% 3/16/25	200,000	205,600
4% 9/22/24	810,000	836,983
Peruvian Republic:
2.392% 1/23/26	110,000	107,477
7.35% 7/21/25	590,000	676,767
Philippine Republic:
4.2% 1/21/24	1,300,000	1,334,268
10.625% 3/16/25	540,000	671,009
Polish Government:
4% 1/22/24	730,000	752,513
5% 3/23/22	59,000	59,008
Quebec Province:
2.5% 4/9/24	690,000	702,668
2.5% 4/20/26	1,250,000	1,277,713
United Mexican States:
3.6% 1/30/25	1,000,000	1,038,500
4.125% 1/21/26	750,000	793,875
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $28,799,749)		28,186,696

Supranational Obligations - 2.3%
African Development Bank:
0.875% 7/22/26	1,200,000	1,152,228
3% 9/20/23	240,000	245,817
Asian Development Bank:
0.375% 9/3/25	3,275,000	3,116,590
0.5% 2/4/26	1,500,000	1,423,794
1.5% 10/18/24	300,000	298,916
1.75% 9/13/22	57,000	57,255
2.625% 1/30/24	650,000	663,888
2.75% 3/17/23	1,025,000	1,041,677
Asian Infrastructure Investment Bank:
0.25% 9/29/23	1,000,000	982,347
0.5% 10/30/24	3,000,000	2,910,339
Corporacion Andina de Fomento:
1.625% 9/23/25	1,000,000	975,439
3.75% 11/23/23	190,000	195,855
Council of Europe Development Bank 1.375% 2/27/25	910,000	901,191
European Investment Bank:
1.375% 5/15/23	1,330,000	1,332,043
2% 12/15/22	1,062,000	1,069,885
2.25% 6/24/24	8,478,000	8,588,475
2.375% 6/15/22	100,000	100,494
2.5% 10/15/24	2,050,000	2,094,524
2.625% 5/20/22	500,000	502,325
2.875% 8/15/23	800,000	817,046
3.125% 12/14/23	530,000	545,701
Inter-American Development Bank:
0.5% 5/24/23	2,000,000	1,981,579
0.625% 7/15/25	750,000	721,705
0.875% 4/20/26	3,000,000	2,880,100
1.5% 1/13/27	3,500,000	3,455,520
2.5% 1/18/23	590,000	597,599
2.625% 1/16/24	400,000	408,325
3% 9/26/22	570,000	576,792
International Bank for Reconstruction & Development:
0.375% 7/28/25	3,000,000	2,861,319
0.5% 10/28/25	3,881,000	3,701,258
1.5% 8/28/24	850,000	847,779
1.625% 1/15/25	3,187,000	3,182,615
2.5% 3/19/24	250,000	254,817
3% 9/27/23	490,000	502,077
7.625% 1/19/23	830,000	877,381
International Finance Corp.:
0.375% 7/16/25	490,000	467,630
1.375% 10/16/24	1,706,000	1,689,526
2% 10/24/22	90,000	90,629
2.875% 7/31/23	300,000	306,346
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $55,739,665)		54,418,826

Bank Notes - 0.3%
Bank of Nova Scotia 2.45% 9/19/22	173,000	174,140
Citizens Bank NA 2.25% 4/28/25	945,000	941,918
Discover Bank 3.35% 2/6/23	2,770,000	2,806,803
Fifth Third Bank, Cincinnati 3.85% 3/15/26	420,000	440,031
PNC Bank NA 4.2% 11/1/25	560,000	595,342
Truist Bank:
2.636% 9/17/29 (a)	$1,270,000	$1,275,220
3% 2/2/23	100,000	101,121
TOTAL BANK NOTES
(Cost $6,412,726)		6,334,575
	Shares	Value

Money Market Funds - 7.7%
Fidelity Cash Central Fund 0.07% (e)	2,540,635	$2,541,143
Fidelity Securities Lending Cash Central Fund 0.07% (e)(f)	177,396,477	177,414,216
TOTAL MONEY MARKET FUNDS
(Cost $179,955,359)		179,955,359
TOTAL INVESTMENT IN SECURITIES - 107.2%
(Cost $2,547,376,090)		2,498,158,603
NET OTHER ASSETS (LIABILITIES) - (7.2)%		(167,429,827)
NET ASSETS - 100%		$2,330,728,776

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,685,981 or 0.2% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$34,695,219	$412,114,793	$444,268,869	$3,413	$--	$--	$2,541,143	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	25,994,659	605,757,687	454,338,130	42,752	--	--	177,414,216	0.5%
Total	$60,689,878	$1,017,872,480	$898,606,999	$46,165	$--	$--	$179,955,359

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$716,747,718	$--	$716,747,718	$--
U.S. Government and Government Agency Obligations	1,512,515,429	--	1,512,515,429	--
Foreign Government and Government Agency Obligations	28,186,696	--	28,186,696	--
Supranational Obligations	54,418,826	--	54,418,826	--
Bank Notes	6,334,575	--	6,334,575	--
Money Market Funds	179,955,359	179,955,359	--	--
Total Investments in Securities:	$2,498,158,603	$179,955,359	$2,318,203,244	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
Multi-National	2.4%
United Kingdom	1.8%
Canada	1.8%
Japan	1.3%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $174,083,610) — See accompanying schedule: Unaffiliated issuers (cost $2,367,420,731)	$2,318,203,244
Fidelity Central Funds (cost $179,955,359)	179,955,359
Total Investment in Securities (cost $2,547,376,090)		$2,498,158,603
Receivable for investments sold		185,548,915
Receivable for fund shares sold		8,443,385
Interest receivable		7,343,103
Distributions receivable from Fidelity Central Funds		11,201
Total assets		2,699,505,207
Liabilities
Payable for investments purchased	$188,658,544
Payable for fund shares redeemed	2,367,301
Distributions payable	277,848
Accrued management fee	58,522
Collateral on securities loaned	177,414,216
Total liabilities		368,776,431
Net Assets		$2,330,728,776
Net Assets consist of:
Paid in capital		$2,388,658,101
Total accumulated earnings (loss)		(57,929,325)
Net Assets		$2,330,728,776
Net Asset Value, offering price and redemption price per share ($2,330,728,776 ÷ 233,904,408 shares)		$9.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$9,462,805
Income from Fidelity Central Funds (including $42,752 from security lending)		46,165
Total income		9,508,970
Expenses
Management fee	$340,774
Independent trustees' fees and expenses	3,574
Total expenses before reductions	344,348
Expense reductions	(119)
Total expenses after reductions		344,229
Net investment income (loss)		9,164,741
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,950,469)
Total net realized gain (loss)		(9,950,469)
Change in net unrealized appreciation (depreciation) on investment securities		(59,294,380)
Net gain (loss)		(69,244,849)
Net increase (decrease) in net assets resulting from operations		$(60,080,108)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,164,741	$14,064,119
Net realized gain (loss)	(9,950,469)	5,012,982
Change in net unrealized appreciation (depreciation)	(59,294,380)	(15,132,163)
Net increase (decrease) in net assets resulting from operations	(60,080,108)	3,944,938
Distributions to shareholders	(12,077,917)	(19,629,729)
Share transactions
Proceeds from sales of shares	877,139,877	1,404,005,335
Reinvestment of distributions	9,660,236	15,955,998
Cost of shares redeemed	(533,315,806)	(541,637,559)
Net increase (decrease) in net assets resulting from share transactions	353,484,307	878,323,774
Total increase (decrease) in net assets	281,326,282	862,638,983
Net Assets
Beginning of period	2,049,402,494	1,186,763,511
End of period	$2,330,728,776	$2,049,402,494
Other Information
Shares
Sold	86,610,167	136,202,928
Issued in reinvestment of distributions	952,561	1,546,558
Redeemed	(52,983,066)	(52,561,145)
Net increase (decrease)	34,579,662	85,188,341

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.28	$10.40	$10.15	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.041	.090	.184	.261	.201
Net realized and unrealized gain (loss)	(.306)	(.071)	.278	.318	(.233)
Total from investment operations	(.265)	.019	.462	.579	(.032)
Distributions from net investment income	(.037)	(.090)	(.186)	(.239)	(.158)
Distributions from net realized gain	(.018)	(.049)	(.026)	–	–
Total distributions	(.055)	(.139)	(.212)	(.239)	(.158)
Net asset value, end of period	$9.96	$10.28	$10.40	$10.15	$9.81
Total ReturnD,E	(2.59)%	.19%	4.61%	5.98%	(.31)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.03%H	.03%	.03%	.03%	.03%H
Expenses net of fee waivers, if any	.03%H	.03%	.03%	.03%	.03%H
Expenses net of all reductions	.03%H	.03%	.03%	.03%	.03%H
Net investment income (loss)	.81%H	.87%	1.80%	2.66%	2.36%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,330,729	$2,049,402	$1,186,764	$492,347	$3,751
Portfolio turnover rateI	107%H	44%	62%	83%	102%H

 A For the period October 18, 2017 (commencement of operations) through August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Short-Term Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,427,379
Gross unrealized depreciation	(50,386,551)
Net unrealized appreciation (depreciation)	$(47,959,172)
Tax cost	$2,546,117,775

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Index Fund	209,301,431	57,865,376

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Short-Term Bond Index Fund	$4,782	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $119.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Short-Term Bond Index Fund	.03%
Actual		$1,000.00	$974.10	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index and peer group for the most recent one- and three-year period. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SDX-I-SANN-0422
1.9884850.104

Fidelity Flex® Funds

Fidelity Flex® U.S. Bond Index Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	70.5%
AAA	3.3%
AA	2.6%
A	11.9%
BBB	11.6%
BB and Below	0.3%
Short-Term Investments and Net Other Assets*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	25.6%
U.S. Government and U.S. Government Agency Obligations	70.5%
Asset-Backed Securities	0.2%
CMOs and Other Mortgage Related Securities	0.5%
Municipal Bonds	0.5%
Other Investments	2.9%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.2)%

 * Foreign investments - 6.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	$200,000	$188,542
2.25% 2/1/32	100,000	92,287
2.75% 6/1/31	401,000	390,260
3.3% 2/1/52	350,000	310,820
3.5% 6/1/41	320,000	304,268
3.5% 9/15/53	1,009,000	922,626
3.55% 9/15/55	293,000	265,688
3.6% 7/15/25	219,000	227,120
3.65% 6/1/51	220,000	207,541
3.65% 9/15/59	419,000	380,104
4.5% 5/15/35	220,000	240,929
4.65% 6/1/44	110,000	116,315
5.15% 3/15/42	236,000	267,002
5.45% 3/1/47	160,000	191,023
Bell Canada:
3.2% 2/15/52	100,000	88,283
4.464% 4/1/48	130,000	141,970
British Telecommunications PLC 9.625% 12/15/30 (a)	154,000	217,159
Deutsche Telekom International Financial BV 8.75% 6/15/30 (a)	210,000	290,660
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	300,000	317,009
5.213% 3/8/47	160,000	173,934
Telefonica Europe BV 8.25% 9/15/30	508,000	685,154
TELUS Corp. 4.3% 6/15/49	100,000	108,597
Verizon Communications, Inc.:
1.5% 9/18/30	930,000	821,434
2.355% 3/15/32 (b)	615,000	574,251
2.987% 10/30/56	492,000	419,494
3.55% 3/22/51	500,000	484,242
4.016% 12/3/29	150,000	160,973
4.125% 3/16/27	60,000	63,730
4.272% 1/15/36	106,000	115,493
4.329% 9/21/28	270,000	293,999
4.4% 11/1/34	100,000	110,245
4.812% 3/15/39	780,000	901,339
5.012% 4/15/49	146,000	176,546
5.012% 8/21/54	214,000	255,085
5.25% 3/16/37	102,000	121,530
		10,625,652
Entertainment - 0.1%
Activision Blizzard, Inc. 2.5% 9/15/50	100,000	84,086
The Walt Disney Co.:
2% 9/1/29	40,000	38,182
2.65% 1/13/31	200,000	198,071
2.75% 9/1/49	60,000	52,416
3.5% 5/13/40	163,000	162,377
3.6% 1/13/51	60,000	60,709
3.7% 10/15/25	434,000	452,449
3.8% 5/13/60	60,000	61,889
4.75% 9/15/44	151,000	175,042
6.2% 12/15/34	150,000	193,687
		1,478,908
Interactive Media & Services - 0.2%
Alphabet, Inc.:
0.45% 8/15/25	100,000	94,765
1.1% 8/15/30	410,000	370,073
2.05% 8/15/50	340,000	274,368
Baidu, Inc.:
3.075% 4/7/25	210,000	212,066
3.5% 11/28/22	470,000	475,438
4.375% 5/14/24	480,000	499,560
		1,926,270
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	100,000	92,617
3.5% 6/1/41	280,000	241,946
3.75% 2/15/28	150,000	152,901
3.85% 4/1/61	300,000	249,172
3.95% 6/30/62	100,000	83,662
4.4% 12/1/61	120,000	106,935
5.125% 7/1/49	200,000	203,574
5.375% 4/1/38	110,000	115,058
5.375% 5/1/47	100,000	105,526
5.75% 4/1/48	250,000	276,343
Comcast Corp.:
1.5% 2/15/31	295,000	262,229
1.95% 1/15/31	300,000	276,266
2.35% 1/15/27	1,380,000	1,369,186
2.45% 8/15/52	295,000	237,694
2.65% 2/1/30	100,000	97,949
2.8% 1/15/51	120,000	100,175
2.887% 11/1/51 (b)	273,000	236,817
2.937% 11/1/56 (b)	520,000	437,670
2.987% 11/1/63 (b)	160,000	133,215
3.45% 2/1/50	100,000	93,293
3.7% 4/15/24	100,000	103,599
3.999% 11/1/49	100,000	101,699
4.049% 11/1/52	15,000	15,731
4.15% 10/15/28	150,000	162,585
5.65% 6/15/35	476,000	588,809
7.05% 3/15/33	210,000	278,263
Discovery Communications LLC:
3.25% 4/1/23	176,000	177,836
3.625% 5/15/30	200,000	201,102
4% 9/15/55	133,000	120,861
4.65% 5/15/50	200,000	204,454
Fox Corp.:
4.709% 1/25/29	70,000	76,401
5.476% 1/25/39	164,000	191,205
5.576% 1/25/49	56,000	67,376
Grupo Televisa SA de CV:
5% 5/13/45	100,000	108,268
6.625% 3/18/25	130,000	144,162
6.625% 1/15/40	110,000	138,036
Paramount Global:
4% 1/15/26	176,000	183,534
4.2% 6/1/29	200,000	208,256
4.375% 3/15/43	100,000	99,779
4.6% 1/15/45	110,000	110,731
4.95% 1/15/31	237,000	260,713
5.85% 9/1/43	139,000	165,731
Time Warner Cable LLC:
5.5% 9/1/41	110,000	117,256
5.875% 11/15/40	220,000	246,167
6.55% 5/1/37	100,000	120,188
Time Warner Entertainment Co. LP 8.375% 7/15/33	100,000	136,441
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	470,000	461,148
3% 7/30/46	110,000	100,137
4.125% 6/1/44	192,000	206,076
		9,968,772
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.875% 5/7/30	511,000	499,439
3.625% 4/22/29	200,000	206,270
6.125% 3/30/40	100,000	127,394
Rogers Communications, Inc.:
2.9% 11/15/26	90,000	91,030
4.3% 2/15/48	240,000	238,661
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	200,000	190,219
3.3% 2/15/51	400,000	348,785
3.5% 4/15/25	830,000	853,257
3.6% 11/15/60	230,000	201,181
4.375% 4/15/40	100,000	103,418
Vodafone Group PLC:
4.375% 5/30/28	250,000	270,416
5% 5/30/38	130,000	147,562
5.125% 6/19/59	340,000	387,626
		3,665,258

TOTAL COMMUNICATION SERVICES		27,664,860

CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Lear Corp. 3.8% 9/15/27	140,000	145,763
Automobiles - 0.2%
American Honda Finance Corp.:
1% 9/10/25	240,000	229,984
1.2% 7/8/25	400,000	387,522
2.15% 9/10/24	120,000	120,408
2.9% 2/16/24	100,000	102,116
3.55% 1/12/24	428,000	441,411
General Motors Co.:
4.2% 10/1/27	90,000	94,843
5.15% 4/1/38	120,000	129,937
5.95% 4/1/49	170,000	203,140
6.75% 4/1/46	255,000	322,479
6.8% 10/1/27	330,000	388,562
General Motors Financial Co., Inc.:
3.25% 1/5/23	70,000	70,935
5.25% 3/1/26	170,000	185,038
5.65% 1/17/29	130,000	146,139
		2,822,514
Diversified Consumer Services - 0.2%
American University 3.672% 4/1/49	200,000	214,789
Duke University 2.832% 10/1/55	34,000	31,106
George Washington University 4.126% 9/15/48	200,000	225,756
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	249,767
4.3% 2/21/48	30,000	32,101
Massachusetts Institute of Technology 2.989% 7/1/50	400,000	397,527
Northwestern University:
3.662% 12/1/57	100,000	111,561
3.868% 12/1/48	120,000	133,590
University of Chicago 3% 10/1/52	120,000	116,625
University of Southern California 2.945% 10/1/51	350,000	331,267
		1,844,089
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc.:
3.25% 2/15/30	110,000	108,499
3.8% 2/15/28	100,000	102,799
5% 2/15/26	155,000	166,893
Marriott International, Inc.:
2.75% 10/15/33	100,000	92,224
3.125% 6/15/26	210,000	213,492
4.625% 6/15/30	123,000	132,809
5.75% 5/1/25	110,000	120,380
McDonald's Corp.:
3.3% 7/1/25	280,000	288,065
3.6% 7/1/30	810,000	849,658
3.625% 9/1/49	30,000	29,456
4.45% 3/1/47	153,000	167,724
4.45% 9/1/48	44,000	48,206
4.7% 12/9/35	100,000	113,240
6.3% 3/1/38	100,000	130,593
Starbucks Corp.:
2.55% 11/15/30	400,000	384,159
3.75% 12/1/47	100,000	97,536
4% 11/15/28	350,000	374,942
4.45% 8/15/49	100,000	106,463
		3,527,138
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	340,000	305,483
3.15% 2/9/51	235,000	190,329
4% 12/6/37	140,000	135,783
4.5% 11/28/34	230,000	241,024
Amazon.com, Inc.:
0.8% 6/3/25	130,000	125,378
1% 5/12/26	200,000	192,594
1.5% 6/3/30	160,000	148,132
2.1% 5/12/31	360,000	346,561
2.5% 6/3/50	130,000	112,228
2.8% 8/22/24	117,000	119,640
3.1% 5/12/51	200,000	193,324
3.15% 8/22/27	290,000	303,055
3.875% 8/22/37	280,000	306,600
4.05% 8/22/47	228,000	254,002
4.25% 8/22/57	100,000	115,665
4.8% 12/5/34	230,000	276,812
4.95% 12/5/44	100,000	124,023
eBay, Inc.:
1.4% 5/10/26	410,000	392,425
4% 7/15/42	150,000	149,836
		4,032,894
Leisure Products - 0.0%
Hasbro, Inc.:
3.55% 11/19/26	100,000	103,242
3.9% 11/19/29	142,000	148,620
		251,862
Multiline Retail - 0.1%
Dollar General Corp. 3.5% 4/3/30	210,000	214,294
Dollar Tree, Inc. 4% 5/15/25	478,000	498,197
Nordstrom, Inc. 4% 3/15/27	110,000	105,050
Target Corp.:
2.5% 4/15/26	100,000	101,928
3.375% 4/15/29	310,000	328,724
3.9% 11/15/47	160,000	175,156
		1,423,349
Specialty Retail - 0.3%
AutoZone, Inc. 1.65% 1/15/31	180,000	159,608
Lowe's Companies, Inc.:
3.375% 9/15/25	210,000	218,818
3.65% 4/5/29	210,000	220,038
3.7% 4/15/46	100,000	97,389
4.05% 5/3/47	132,000	135,478
5% 4/15/40	330,000	378,520
O'Reilly Automotive, Inc. 1.75% 3/15/31	150,000	134,614
The Home Depot, Inc.:
1.375% 3/15/31	240,000	214,897
2.375% 3/15/51	250,000	205,667
2.5% 4/15/27	750,000	757,249
2.95% 6/15/29	330,000	337,493
4.2% 4/1/43	130,000	143,670
4.25% 4/1/46	150,000	165,333
4.4% 3/15/45	156,000	175,768
4.5% 12/6/48	100,000	115,952
5.875% 12/16/36	100,000	132,125
5.95% 4/1/41	120,000	158,950
TJX Companies, Inc. 1.6% 5/15/31	250,000	226,481
		3,978,050
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	1,100,000	1,114,286
2.75% 3/27/27	230,000	236,121
		1,350,407

TOTAL CONSUMER DISCRETIONARY		19,376,066

CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	200,000	222,897
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	100,000	110,685
4.9% 2/1/46	100,000	111,852
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	150,000	160,499
4.6% 4/15/48	377,000	413,308
4.95% 1/15/42	230,000	263,054
5.45% 1/23/39	380,000	452,701
5.55% 1/23/49	180,000	222,878
5.8% 1/23/59 (Reg. S)	260,000	333,253
8.2% 1/15/39	110,000	167,967
Coca-Cola FEMSA S.A.B. de CV 2.75% 1/22/30	150,000	144,245
Constellation Brands, Inc.:
2.875% 5/1/30	210,000	204,879
3.6% 2/15/28	272,000	280,178
4.5% 5/9/47	100,000	105,475
Diageo Capital PLC:
1.375% 9/29/25	200,000	193,421
2% 4/29/30	400,000	377,146
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	160,000	157,407
4.417% 5/25/25	360,000	381,125
4.597% 5/25/28	180,000	196,398
Molson Coors Beverage Co.:
3% 7/15/26	254,000	258,315
4.2% 7/15/46	100,000	99,417
PepsiCo, Inc.:
1.4% 2/25/31	680,000	612,288
1.625% 5/1/30	309,000	288,190
2.25% 5/2/22	632,000	632,864
2.625% 10/21/41	100,000	92,974
2.85% 2/24/26	250,000	255,816
3% 10/15/27	100,000	103,251
3.6% 3/1/24	190,000	196,426
3.625% 3/19/50	100,000	106,671
4.45% 4/14/46	140,000	165,484
7% 3/1/29	100,000	128,426
The Coca-Cola Co.:
1% 3/15/28	230,000	212,885
1.45% 6/1/27	120,000	115,019
1.65% 6/1/30	240,000	222,270
2.125% 9/6/29	140,000	136,823
2.25% 1/5/32	120,000	115,750
2.5% 6/1/40	120,000	108,760
2.5% 3/15/51	100,000	85,671
2.6% 6/1/50	120,000	105,270
2.75% 6/1/60	120,000	104,705
2.875% 5/5/41	100,000	94,769
3.45% 3/25/30	160,000	169,077
		8,910,489
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.:
1.375% 6/20/27	150,000	144,173
3% 5/18/27	210,000	217,657
Kroger Co.:
1.7% 1/15/31	240,000	217,232
3.5% 2/1/26	130,000	135,212
3.7% 8/1/27	120,000	125,355
4.45% 2/1/47	130,000	141,485
5.4% 1/15/49	70,000	86,997
Sysco Corp.:
3.3% 2/15/50	150,000	134,571
6.6% 4/1/50	140,000	194,780
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	80,000	80,826
3.45% 6/1/26	195,000	202,235
4.8% 11/18/44	100,000	109,316
Walmart, Inc.:
2.65% 9/22/51	100,000	91,494
2.85% 7/8/24	150,000	153,698
3.05% 7/8/26	400,000	416,720
3.25% 7/8/29	220,000	232,718
3.3% 4/22/24	410,000	423,282
3.4% 6/26/23	100,000	102,534
3.7% 6/26/28	140,000	150,816
5.25% 9/1/35	645,000	822,987
5.625% 4/15/41	169,000	226,396
		4,410,484
Food Products - 0.3%
Archer Daniels Midland Co.:
3.25% 3/27/30	330,000	342,137
3.75% 9/15/47	100,000	110,575
Bunge Ltd. Finance Corp. 2.75% 5/14/31	110,000	104,694
Campbell Soup Co. 4.15% 3/15/28	260,000	278,134
Conagra Brands, Inc.:
4.85% 11/1/28	410,000	451,341
5.3% 11/1/38	31,000	35,572
General Mills, Inc.:
3% 2/1/51	110,000	99,756
4% 4/17/25	130,000	136,071
4.2% 4/17/28	200,000	215,527
Hormel Foods Corp. 1.8% 6/11/30	200,000	186,694
Kellogg Co. 3.25% 4/1/26	290,000	297,615
McCormick & Co., Inc. 1.85% 2/15/31	150,000	136,508
Mondelez International, Inc. 1.875% 10/15/32	270,000	242,612
Tyson Foods, Inc.:
4% 3/1/26	160,000	167,620
4.35% 3/1/29	450,000	487,202
5.1% 9/28/48	100,000	120,075
Unilever Capital Corp. 1.375% 9/14/30	380,000	339,224
		3,751,357
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	184,000	172,632
3.2% 7/30/46	100,000	97,215
6.625% 8/1/37	140,000	198,870
Procter & Gamble Co.:
1.2% 10/29/30	600,000	542,411
2.85% 8/11/27	140,000	143,945
3% 3/25/30	100,000	104,198
		1,259,271
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	330,000	310,543
Tobacco - 0.3%
Altria Group, Inc.:
2.45% 2/4/32	290,000	258,910
3.875% 9/16/46	204,000	175,308
4.8% 2/14/29	30,000	32,409
5.8% 2/14/39	330,000	361,767
5.95% 2/14/49	110,000	122,189
BAT Capital Corp.:
3.215% 9/6/26	100,000	99,906
3.222% 8/15/24	200,000	202,395
3.557% 8/15/27	450,000	452,893
4.39% 8/15/37	180,000	172,517
4.54% 8/15/47	128,000	118,178
4.7% 4/2/27	270,000	286,778
4.758% 9/6/49	260,000	246,088
Philip Morris International, Inc.:
2.125% 5/10/23	820,000	824,642
4.125% 3/4/43	100,000	100,167
4.25% 11/10/44	110,000	113,549
4.875% 11/15/43	224,000	247,300
Reynolds American, Inc. 4.45% 6/12/25	140,000	146,407
		3,961,403

TOTAL CONSUMER STAPLES		22,603,547

ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	290,000	293,169
Halliburton Co.:
5% 11/15/45	100,000	111,196
6.7% 9/15/38	100,000	127,566
7.45% 9/15/39	120,000	163,907
		695,838
Oil, Gas & Consumable Fuels - 1.7%
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	107,614
Burlington Resources LLC 5.95% 10/15/36	110,000	141,810
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	158,528
4.95% 6/1/47	160,000	180,399
Cenovus Energy, Inc. 5.4% 6/15/47	286,000	321,818
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	230,000	248,723
Chevron Corp.:
1.141% 5/11/23	70,000	69,744
1.554% 5/11/25	70,000	68,943
1.995% 5/11/27	70,000	68,968
2.236% 5/11/30	70,000	68,154
2.954% 5/16/26	231,000	238,587
2.978% 5/11/40	70,000	67,130
3.078% 5/11/50	70,000	67,375
Chevron U.S.A., Inc.:
4.95% 8/15/47	100,000	119,978
5.05% 11/15/44	70,000	84,899
ConocoPhillips Co.:
4.95% 3/15/26	366,000	401,108
6.5% 2/1/39	120,000	166,802
Devon Energy Corp. 5% 6/15/45	315,000	351,054
Diamondback Energy, Inc. 4.4% 3/24/51	100,000	103,617
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49 (b)	90,000	87,971
Enbridge Energy Partners LP 7.375% 10/15/45	110,000	155,263
Enbridge, Inc.:
3.4% 8/1/51	190,000	172,018
3.5% 6/10/24	164,000	167,506
Energy Transfer LP:
3.9% 5/15/24 (a)	210,000	215,396
4.4% 3/15/27	170,000	178,331
4.95% 6/15/28	147,000	158,096
5% 5/15/50	220,000	228,819
5.25% 4/15/29	310,000	340,238
5.3% 4/15/47	50,000	52,243
5.4% 10/1/47	80,000	85,608
5.8% 6/15/38	50,000	55,489
6% 6/15/48	330,000	370,256
Enterprise Products Operating LP:
3.2% 2/15/52	100,000	85,954
3.3% 2/15/53	100,000	87,622
3.95% 2/15/27	214,000	225,542
4.2% 1/31/50	370,000	371,814
4.25% 2/15/48	270,000	273,868
4.8% 2/1/49	56,000	61,020
Equinor ASA:
2.375% 5/22/30	310,000	301,926
2.875% 4/6/25	400,000	407,268
3.625% 9/10/28	130,000	137,323
4.8% 11/8/43	130,000	153,525
5.1% 8/17/40	180,000	217,724
Exxon Mobil Corp.:
2.995% 8/16/39	200,000	191,858
3.452% 4/15/51	450,000	444,759
Hess Corp.:
5.6% 2/15/41	120,000	137,654
7.125% 3/15/33	170,000	215,564
Kinder Morgan Energy Partners LP:
4.25% 9/1/24	340,000	353,447
6.55% 9/15/40	100,000	123,069
6.95% 1/15/38	100,000	127,045
Kinder Morgan, Inc.:
3.15% 1/15/23	110,000	111,271
5.05% 2/15/46	50,000	54,078
5.2% 3/1/48	264,000	291,858
5.55% 6/1/45	190,000	218,047
Magellan Midstream Partners LP:
3.95% 3/1/50	35,000	33,056
5% 3/1/26	147,000	159,574
Marathon Oil Corp. 6.6% 10/1/37	120,000	150,852
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	285,009
4.7% 5/1/25	370,000	392,968
MPLX LP:
4.125% 3/1/27	60,000	63,097
4.5% 4/15/38	250,000	257,264
4.7% 4/15/48	226,000	233,509
ONEOK Partners LP 6.65% 10/1/36	350,000	423,264
ONEOK, Inc.:
4% 7/13/27	80,000	83,231
4.45% 9/1/49	50,000	49,042
5.2% 7/15/48	22,000	23,973
7.5% 9/1/23	200,000	213,446
Ovintiv, Inc.:
6.5% 2/1/38	70,000	82,951
6.625% 8/15/37	100,000	121,674
Phillips 66 Co.:
3.9% 3/15/28	380,000	399,064
4.65% 11/15/34	220,000	242,251
Phillips 66 Partners LP 4.68% 2/15/45	100,000	107,848
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	580,000	581,935
Sabine Pass Liquefaction LLC:
4.5% 5/15/30	200,000	215,758
5.75% 5/15/24	410,000	436,185
Shell International Finance BV:
2% 11/7/24	1,770,000	1,774,180
2.375% 11/7/29	100,000	97,415
2.5% 9/12/26	270,000	273,258
2.875% 11/26/41	210,000	193,281
3.125% 11/7/49	100,000	91,951
3.75% 9/12/46	106,000	110,847
4.55% 8/12/43	100,000	114,025
5.5% 3/25/40	190,000	239,901
Spectra Energy Partners LP 4.75% 3/15/24	151,000	157,830
Suncor Energy, Inc.:
4% 11/15/47	114,000	114,864
6.8% 5/15/38	130,000	170,139
The Williams Companies, Inc.:
3.35% 8/15/22	190,000	190,893
3.75% 6/15/27	460,000	479,498
4.85% 3/1/48	50,000	54,211
5.1% 9/15/45	100,000	110,245
5.8% 11/15/43	100,000	116,930
Total Capital International SA:
3.386% 6/29/60	100,000	92,598
3.461% 7/12/49	140,000	135,895
3.7% 1/15/24	110,000	113,921
3.75% 4/10/24	465,000	482,567
Total Capital SA 3.883% 10/11/28	470,000	500,944
TransCanada PipeLines Ltd.:
4.1% 4/15/30	270,000	285,093
4.875% 5/15/48	80,000	90,948
6.1% 6/1/40	170,000	214,420
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	535,000	538,946
3.95% 5/15/50	100,000	98,931
Valero Energy Corp.:
3.4% 9/15/26	110,000	113,121
4.35% 6/1/28	70,000	75,121
6.625% 6/15/37	200,000	256,795
		21,739,440

TOTAL ENERGY		22,435,278

FINANCIALS - 7.9%
Banks - 4.2%
Banco Santander SA:
0.701% 6/30/24 (a)	200,000	196,542
3.306% 6/27/29	200,000	202,524
3.8% 2/23/28	400,000	411,537
5.179% 11/19/25	200,000	213,043
Bank of America Corp.:
0.981% 9/25/25 (a)	800,000	769,080
1.658% 3/11/27 (a)	340,000	325,660
1.734% 7/22/27 (a)	510,000	486,827
2.087% 6/14/29 (a)	1,210,000	1,144,035
2.299% 7/21/32 (a)	110,000	102,042
2.651% 3/11/32 (a)	340,000	325,119
2.676% 6/19/41 (a)	380,000	333,673
2.687% 4/22/32 (a)	410,000	394,320
2.831% 10/24/51 (a)	140,000	122,444
2.972% 7/21/52 (a)	110,000	97,794
3.093% 10/1/25 (a)	400,000	405,275
3.194% 7/23/30 (a)	270,000	269,905
3.419% 12/20/28 (a)	445,000	454,941
3.946% 1/23/49 (a)	110,000	114,874
3.974% 2/7/30 (a)	65,000	68,076
4% 1/22/25	512,000	531,574
4.078% 4/23/40 (a)	100,000	104,604
4.083% 3/20/51 (a)	100,000	107,296
4.244% 4/24/38 (a)	320,000	348,735
4.271% 7/23/29 (a)	360,000	383,479
4.33% 3/15/50 (a)	200,000	221,913
6.11% 1/29/37	508,000	632,163
Bank of Montreal:
3.3% 2/5/24	580,000	593,997
3.803% 12/15/32 (a)	100,000	102,625
Bank of Nova Scotia 3.4% 2/11/24	560,000	574,208
Barclays PLC:
2.279% 11/24/27 (a)	300,000	289,395
2.894% 11/24/32 (a)	300,000	284,258
3.564% 9/23/35 (a)	240,000	229,390
3.932% 5/7/25 (a)	200,000	205,679
4.337% 1/10/28	320,000	337,161
4.375% 1/12/26	210,000	221,256
4.95% 1/10/47	200,000	225,611
5.2% 5/12/26	360,000	385,895
BB&T Corp.:
2.75% 4/1/22	140,000	140,000
3.75% 12/6/23	350,000	360,818
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (a)(c)	770,000	791,233
1.122% 1/28/27 (a)	600,000	564,992
1.462% 6/9/27 (a)	300,000	283,652
1.678% 5/15/24 (a)	250,000	249,553
2.561% 5/1/32 (a)	600,000	569,431
3.2% 10/21/26	80,000	81,568
3.98% 3/20/30 (a)	150,000	157,797
4.65% 7/30/45	267,000	304,238
4.65% 7/23/48	195,000	227,939
4.75% 5/18/46	208,000	232,309
5.316% 3/26/41 (a)	230,000	279,904
5.875% 2/22/33	200,000	240,414
6.675% 9/13/43	100,000	137,636
Export-Import Bank of Korea 0.625% 2/9/26	400,000	377,165
Fifth Third Bancorp:
2.55% 5/5/27	100,000	99,907
3.95% 3/14/28	50,000	53,174
HSBC Holdings PLC:
1.589% 5/24/27 (a)	240,000	226,277
2.206% 8/17/29 (a)	550,000	513,191
2.633% 11/7/25 (a)	600,000	599,059
2.804% 5/24/32 (a)	340,000	320,953
3.973% 5/22/30 (a)	214,000	220,766
4.292% 9/12/26 (a)	1,600,000	1,668,982
4.375% 11/23/26	400,000	421,937
6.5% 5/2/36	100,000	126,308
6.5% 9/15/37	140,000	178,334
6.8% 6/1/38	100,000	130,202
ING Groep NV 2.727% 4/1/32 (a)	200,000	191,013
Japan Bank International Cooperation:
1.25% 1/21/31	682,000	634,126
2.375% 11/16/22	400,000	403,556
2.5% 5/23/24	1,510,000	1,536,889
JPMorgan Chase & Co.:
0.768% 8/9/25 (a)	700,000	672,831
0.969% 6/23/25 (a)	720,000	697,441
1.47% 9/22/27 (a)	360,000	339,765
1.578% 4/22/27 (a)	300,000	286,912
1.953% 2/4/32 (a)	300,000	273,462
2.069% 6/1/29 (a)	340,000	321,932
2.525% 11/19/41 (a)	340,000	293,119
2.545% 11/8/32 (a)	350,000	334,388
2.58% 4/22/32 (a)	300,000	287,372
2.7% 5/18/23	470,000	475,280
2.95% 10/1/26	190,000	193,333
2.956% 5/13/31 (a)	250,000	243,102
3.109% 4/22/51 (a)	50,000	46,171
3.22% 3/1/25 (a)	1,640,000	1,667,739
3.559% 4/23/24 (a)	670,000	682,594
4.452% 12/5/29 (a)	630,000	681,122
5.5% 10/15/40	430,000	531,883
5.6% 7/15/41	325,000	410,972
5.625% 8/16/43	247,000	309,513
Korea Development Bank 1.625% 1/19/31	250,000	233,510
Lloyds Banking Group PLC:
3.369% 12/14/46 (a)	200,000	176,386
4.375% 3/22/28	656,000	699,451
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (a)	550,000	521,739
2.309% 7/20/32 (a)	550,000	510,420
2.801% 7/18/24	200,000	202,619
3.195% 7/18/29	400,000	403,441
3.961% 3/2/28	100,000	105,572
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (a)	400,000	391,874
1.241% 7/10/24 (a)	250,000	247,102
1.554% 7/9/27 (a)	200,000	189,193
1.979% 9/8/31 (a)	280,000	255,012
2.226% 5/25/26 (a)	200,000	197,382
2.839% 7/16/25 (a)	200,000	201,847
National Australia Bank Ltd. 2.875% 4/12/23	250,000	253,586
NatWest Group PLC:
3.032% 11/28/35 (a)	200,000	185,350
3.754% 11/1/29 (a)	400,000	404,618
Oesterreichische Kontrollbank AG 0.375% 9/17/25	100,000	95,005
PNC Financial Services Group, Inc.:
1.15% 8/13/26	400,000	382,920
2.2% 11/1/24	250,000	250,992
3.45% 4/23/29	280,000	294,005
Rabobank Nederland 3.75% 7/21/26	250,000	257,767
Rabobank Nederland New York Branch:
0.375% 1/12/24	550,000	535,956
2.75% 1/10/23	250,000	253,140
Royal Bank of Canada:
1.2% 4/27/26	270,000	256,459
2.05% 1/21/27	300,000	294,188
4.65% 1/27/26	210,000	226,157
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	60,000	60,888
4.5% 7/17/25	406,000	426,226
Santander UK Group Holdings PLC:
1.532% 8/21/26 (a)	250,000	238,387
4.796% 11/15/24 (a)	340,000	353,918
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	650,000	627,330
2.142% 9/23/30	260,000	237,004
2.174% 1/14/27	530,000	517,306
2.75% 1/15/30	200,000	196,047
3.05% 1/14/42	260,000	245,624
3.102% 1/17/23	288,000	292,025
3.936% 10/16/23	120,000	123,828
SVB Financial Group 2.1% 5/15/28	260,000	248,970
The Toronto-Dominion Bank 0.55% 3/4/24	1,100,000	1,068,266
Truist Financial Corp. 1.267% 3/2/27 (a)	950,000	908,796
Wachovia Corp. 5.5% 8/1/35	250,000	293,748
Wells Fargo & Co.:
0.805% 5/19/25 (a)	2,910,000	2,816,163
2.406% 10/30/25 (a)	550,000	548,220
3% 10/23/26	100,000	101,253
3.068% 4/30/41 (a)	200,000	185,786
3.75% 1/24/24	40,000	41,237
3.9% 5/1/45	310,000	321,517
4.75% 12/7/46	388,000	435,450
4.9% 11/17/45	97,000	110,043
5.013% 4/4/51 (a)	280,000	344,789
5.375% 11/2/43	100,000	119,925
5.606% 1/15/44	100,000	122,209
Westpac Banking Corp.:
2.75% 1/11/23	306,000	309,974
2.894% 2/4/30 (a)	390,000	385,286
3.02% 11/18/36 (a)	130,000	120,980
3.65% 5/15/23	160,000	164,028
4.11% 7/24/34 (a)	270,000	278,784
4.322% 11/23/31 (a)	270,000	281,261
		53,840,163
Capital Markets - 1.6%
Ares Capital Corp.:
3.5% 2/10/23	917,000	927,075
3.875% 1/15/26	200,000	202,769
4.2% 6/10/24	180,000	185,931
4.25% 3/1/25	100,000	102,321
Bank of New York Mellon Corp.:
0.35% 12/7/23	830,000	812,199
1.8% 7/28/31	170,000	156,105
2.1% 10/24/24	370,000	371,151
3.5% 4/28/23	230,000	235,140
BlackRock, Inc.:
2.4% 4/30/30	200,000	195,266
3.5% 3/18/24	120,000	124,265
Brookfield Finance, Inc. 2.724% 4/15/31	330,000	315,591
Charles Schwab Corp.:
0.75% 3/18/24	640,000	626,574
0.9% 3/11/26	460,000	435,939
1.65% 3/11/31	197,000	178,941
2% 3/20/28	120,000	116,470
CI Financial Corp. 3.2% 12/17/30	220,000	207,279
CME Group, Inc. 5.3% 9/15/43	100,000	127,277
Credit Suisse AG 0.495% 2/2/24	700,000	677,747
Credit Suisse Group AG 3.8% 6/9/23	500,000	511,028
Deutsche Bank AG 4.1% 1/13/26	700,000	730,059
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (a)	250,000	238,885
3.3% 11/16/22	100,000	101,067
3.7% 5/30/24	360,000	369,267
4.1% 1/13/26	154,000	159,530
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (a)	110,000	105,075
1.093% 12/9/26 (a)	1,000,000	940,675
1.948% 10/21/27 (a)	600,000	574,890
2.383% 7/21/32 (a)	660,000	611,798
2.615% 4/22/32 (a)	460,000	434,906
2.908% 7/21/42 (a)	100,000	88,793
3.85% 1/26/27	960,000	1,000,080
4.017% 10/31/38 (a)	100,000	105,450
4.8% 7/8/44	120,000	137,226
5.15% 5/22/45	330,000	385,766
6.25% 2/1/41	120,000	157,381
6.75% 10/1/37	262,000	344,242
Intercontinental Exchange, Inc.:
1.85% 9/15/32	160,000	142,386
2.65% 9/15/40	160,000	141,566
3% 9/15/60	100,000	85,266
3.75% 9/21/28	100,000	105,639
4% 10/15/23	220,000	227,437
4.25% 9/21/48	120,000	130,694
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15% 1/23/30	127,000	133,310
Jefferies Group, Inc. 2.75% 10/15/32	110,000	101,039
Moody's Corp.:
2% 8/19/31	140,000	128,258
4.875% 12/17/48	120,000	139,585
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (a)(c)	250,000	271,541
0.79% 5/30/25 (a)	150,000	144,632
1.164% 10/21/25 (a)	100,000	96,487
1.512% 7/20/27 (a)	470,000	445,258
1.593% 5/4/27 (a)	1,100,000	1,046,136
1.794% 2/13/32 (a)	260,000	232,078
2.188% 4/28/26 (a)	200,000	197,407
2.239% 7/21/32 (a)	470,000	432,708
3.125% 1/23/23	795,000	806,358
3.625% 1/20/27	160,000	166,681
3.772% 1/24/29 (a)	180,000	186,842
4.375% 1/22/47	324,000	357,884
5.597% 3/24/51 (a)	40,000	53,305
6.375% 7/24/42	428,000	583,715
NASDAQ, Inc. 1.65% 1/15/31	160,000	140,880
Nomura Holdings, Inc. 1.851% 7/16/25	666,000	648,227
Northern Trust Corp. 1.95% 5/1/30	150,000	142,620
S&P Global, Inc. 1.25% 8/15/30	120,000	106,319
State Street Corp.:
1.684% 11/18/27 (a)	335,000	324,559
3.031% 11/1/34 (a)	170,000	168,586
		20,881,561
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	400,000	385,911
2.875% 8/14/24	150,000	150,120
3% 10/29/28	250,000	240,792
3.3% 1/23/23	401,000	405,846
3.4% 10/29/33	250,000	236,072
3.85% 10/29/41	250,000	231,681
4.45% 10/1/25	150,000	155,774
4.5% 9/15/23	164,000	168,930
Ally Financial, Inc.:
2.2% 11/2/28	100,000	93,488
3.05% 6/5/23	340,000	344,036
5.125% 9/30/24	510,000	540,423
5.8% 5/1/25	150,000	162,324
American Express Co.:
2.5% 8/1/22	150,000	150,770
2.5% 7/30/24	464,000	470,586
3.4% 2/27/23	50,000	50,754
Capital One Financial Corp.:
2.359% 7/29/32 (a)	110,000	98,176
3.2% 1/30/23	80,000	81,122
3.3% 10/30/24	230,000	235,443
3.8% 1/31/28	438,000	456,055
Discover Financial Services 4.5% 1/30/26	208,000	221,360
Ford Motor Credit Co. LLC 4.14% 2/15/23	200,000	202,250
GE Capital International Funding Co. 4.418% 11/15/35	400,000	449,675
John Deere Capital Corp.:
1.45% 1/15/31	170,000	154,742
2.8% 3/6/23	270,000	273,791
2.8% 9/8/27	290,000	297,209
3.45% 1/10/24	1,150,000	1,184,640
Synchrony Financial:
3.95% 12/1/27	380,000	391,461
4.375% 3/19/24	100,000	103,404
5.15% 3/19/29	109,000	118,510
Toyota Motor Credit Corp.:
0.5% 8/14/23	380,000	374,399
1.15% 8/13/27	470,000	441,048
1.65% 1/10/31	180,000	164,526
2.15% 9/8/22	800,000	804,349
2.7% 1/11/23	50,000	50,607
2.9% 4/17/24	750,000	765,347
		10,655,621
Diversified Financial Services - 0.6%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	196,268
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	470,000	429,062
2.85% 10/15/50	180,000	157,900
4.2% 8/15/48	130,000	143,828
4.25% 1/15/49	100,000	111,501
Berkshire Hathaway, Inc.:
3.125% 3/15/26	222,000	230,279
4.5% 2/11/43	110,000	125,640
Blackstone Private Credit Fund 2.7% 1/15/25 (b)	280,000	273,190
BP Capital Markets America, Inc.:
2.939% 6/4/51	220,000	185,049
3% 2/24/50	130,000	111,093
3.06% 6/17/41	400,000	358,577
Brixmor Operating Partnership LP:
4.05% 7/1/30	48,000	49,797
4.125% 6/15/26	170,000	179,656
4.125% 5/15/29	44,000	46,529
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	110,056
2.6% 11/15/29	110,000	107,341
3.4% 11/15/49	80,000	78,401
Equitable Holdings, Inc. 3.9% 4/20/23	1,030,000	1,053,940
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	229,948	218,075
Japan International Cooperation Agency 1.75% 4/28/31	200,000	192,122
KfW:
0.25% 10/19/23	600,000	588,860
0.375% 7/18/25	208,000	198,472
0.625% 1/22/26	900,000	859,156
2.375% 12/29/22	815,000	824,007
2.5% 11/20/24	280,000	286,229
Landwirtschaftliche Rentenbank 3.125% 11/14/23	170,000	174,754
Voya Financial, Inc. 3.65% 6/15/26	170,000	179,005
		7,468,787
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	380,000	340,096
2.85% 12/15/51	100,000	89,327
3.35% 5/15/24	110,000	113,358
4.35% 11/3/45	74,000	84,520
AFLAC, Inc. 3.625% 11/15/24	450,000	467,981
Allstate Corp.:
1.45% 12/15/30	500,000	448,859
5.75% 8/15/53 (a)	160,000	161,032
American International Group, Inc.:
4.375% 6/30/50	170,000	187,858
4.5% 7/16/44	115,000	127,588
4.7% 7/10/35	200,000	225,472
4.75% 4/1/48	40,000	46,120
5.75% 4/1/48 (a)	190,000	195,225
Aon PLC 4.75% 5/15/45	140,000	155,667
Arch Capital Group Ltd. 3.635% 6/30/50	107,000	102,437
Athene Holding Ltd. 3.5% 1/15/31	170,000	168,814
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	250,000	223,493
Brighthouse Financial, Inc. 5.625% 5/15/30	199,000	227,010
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	100,000	107,477
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	250,000	247,816
4.4% 3/15/48	30,000	33,338
Lincoln National Corp. 4.35% 3/1/48	210,000	226,858
Manulife Financial Corp. 4.15% 3/4/26	200,000	211,936
Markel Corp. 5% 5/20/49	120,000	139,497
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	170,000	175,911
4.2% 3/1/48	40,000	43,541
4.375% 3/15/29	120,000	130,880
4.75% 3/15/39	120,000	137,515
4.9% 3/15/49	120,000	143,619
MetLife, Inc.:
4.125% 8/13/42	180,000	192,115
4.55% 3/23/30	110,000	123,436
4.6% 5/13/46	272,000	319,920
6.4% 12/15/66 (a)	100,000	112,120
Pricoa Global Funding I 5.625% 6/15/43 (a)	300,000	307,500
Principal Financial Group, Inc. 2.125% 6/15/30	160,000	151,423
Progressive Corp.:
3.2% 3/26/30	200,000	206,242
4.2% 3/15/48	100,000	111,342
Prudential Financial, Inc.:
3% 3/10/40	110,000	103,860
3.878% 3/27/28	45,000	48,101
4.35% 2/25/50	180,000	201,266
4.418% 3/27/48	100,000	112,057
5.7% 12/14/36	120,000	152,608
5.7% 9/15/48 (a)	74,000	77,589
The Chubb Corp. 6.5% 5/15/38	58,000	80,433
The Travelers Companies, Inc.:
2.55% 4/27/50	100,000	85,222
4.05% 3/7/48	74,000	79,740
6.25% 6/15/37	256,000	340,123
Unum Group 5.75% 8/15/42	110,000	122,686
Willis Group North America, Inc. 4.5% 9/15/28	324,000	345,324
		8,236,352

TOTAL FINANCIALS		101,082,484

HEALTH CARE - 2.4%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	120,000	121,139
2.95% 11/21/26	100,000	101,810
3.2% 11/21/29	200,000	202,553
4.05% 11/21/39	210,000	220,423
4.25% 11/14/28	92,000	99,337
4.25% 11/21/49	350,000	372,166
4.3% 5/14/36	25,000	27,375
4.45% 5/14/46	280,000	301,664
4.55% 3/15/35	50,000	55,071
4.75% 3/15/45	420,000	465,894
Amgen, Inc.:
1.65% 8/15/28	550,000	515,721
1.9% 2/21/25	100,000	99,696
2.8% 8/15/41	200,000	176,445
3.15% 2/21/40	220,000	205,552
3.2% 11/2/27	70,000	72,089
3.375% 2/21/50	210,000	192,522
4.4% 5/1/45	188,000	199,748
4.663% 6/15/51	100,000	111,927
4.95% 10/1/41	100,000	113,824
Biogen, Inc.:
3.15% 5/1/50	100,000	81,709
3.25% 2/15/51 (b)	150,000	126,064
Gilead Sciences, Inc.:
1.65% 10/1/30	590,000	534,567
2.8% 10/1/50	180,000	152,210
4.15% 3/1/47	112,000	117,378
4.6% 9/1/35	100,000	112,553
4.75% 3/1/46	240,000	271,856
		5,051,293
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 5.3% 5/27/40	390,000	487,142
Baxter International, Inc.:
1.915% 2/1/27 (b)	330,000	319,935
2.539% 2/1/32 (b)	330,000	316,999
Becton, Dickinson & Co.:
3.7% 6/6/27	60,000	62,894
4.669% 6/6/47	290,000	325,345
Boston Scientific Corp.:
4% 3/1/29	100,000	106,110
4.7% 3/1/49	230,000	261,348
Medtronic Global Holdings SCA 3.35% 4/1/27	100,000	104,351
Medtronic, Inc. 4.375% 3/15/35	280,000	319,219
Stryker Corp.:
1.95% 6/15/30	100,000	92,573
2.9% 6/15/50	200,000	176,763
Zimmer Biomet Holdings, Inc.:
3.55% 4/1/25	175,000	179,953
3.55% 3/20/30	194,000	196,693
		2,949,325
Health Care Providers & Services - 1.0%
Aetna, Inc. 3.875% 8/15/47	180,000	180,769
AHS Hospital Corp. 2.78% 7/1/51	250,000	218,621
Allina Health System, Inc. 3.887% 4/15/49	40,000	42,715
Anthem, Inc.:
2.375% 1/15/25	1,100,000	1,104,033
3.125% 5/15/22	140,000	140,643
4.101% 3/1/28	130,000	139,082
4.55% 3/1/48	80,000	89,992
4.625% 5/15/42	150,000	167,442
5.1% 1/15/44	132,000	156,713
Banner Health:
2.907% 1/1/42	400,000	372,693
2.913% 1/1/51	150,000	136,251
Baptist Healthcare System Obli 3.54% 8/15/50	125,000	125,982
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	89,000	82,886
Cardinal Health, Inc.:
3.41% 6/15/27	290,000	300,080
4.368% 6/15/47	30,000	30,726
Children's Hospital of Philadelphia 2.704% 7/1/50	98,000	86,267
Cigna Corp.:
3.05% 11/30/22	110,000	111,378
3.75% 7/15/23	37,000	37,958
4.125% 11/15/25	99,000	104,312
4.375% 10/15/28	100,000	108,386
4.8% 8/15/38	80,000	89,122
4.8% 7/15/46	230,000	256,700
4.9% 12/15/48	200,000	227,184
CommonSpirit Health 3.91% 10/1/50	150,000	151,946
CVS Health Corp.:
1.75% 8/21/30	735,000	664,051
2.7% 8/21/40	210,000	183,307
2.875% 6/1/26	60,000	60,718
3% 8/15/26	38,000	38,673
3.25% 8/15/29	250,000	254,330
4.78% 3/25/38	512,000	572,550
5.05% 3/25/48	250,000	291,917
5.125% 7/20/45	100,000	115,781
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	123,518
HCA Holdings, Inc.:
4.125% 6/15/29	242,000	253,631
5.125% 6/15/39	100,000	111,445
5.25% 6/15/49	120,000	136,503
5.5% 6/15/47	150,000	175,486
Humana, Inc.:
1.35% 2/3/27	170,000	160,293
2.15% 2/3/32	170,000	156,198
3.125% 8/15/29	100,000	100,514
3.95% 8/15/49	100,000	101,558
Indiana University Health, Inc. 2.852% 11/1/51	200,000	183,565
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	104,000	111,056
Kaiser Foundation Hospitals:
2.81% 6/1/41	290,000	268,061
3.266% 11/1/49	110,000	106,718
4.15% 5/1/47	60,000	66,823
MidMichigan Health 3.409% 6/1/50	42,000	40,859
Novant Health, Inc. 3.168% 11/1/51	110,000	105,782
Orlando Health Obligated Group 3.327% 10/1/50	68,000	66,574
Piedmont Healthcare, Inc. 2.719% 1/1/42	150,000	133,822
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	280,000	238,362
Sutter Health 3.361% 8/15/50	170,000	162,186
Trinity Health Corp. 2.632% 12/1/40	50,000	45,476
UnitedHealth Group, Inc.:
1.25% 1/15/26	223,000	215,610
2% 5/15/30	170,000	160,675
2.3% 5/15/31	270,000	260,115
2.375% 8/15/24	100,000	101,329
2.875% 8/15/29	150,000	151,832
2.9% 5/15/50	307,000	281,011
3.25% 5/15/51	100,000	97,106
3.375% 4/15/27	220,000	230,897
3.45% 1/15/27	370,000	388,941
3.5% 2/15/24	100,000	103,305
3.7% 8/15/49	90,000	93,187
3.85% 6/15/28	240,000	257,205
4.45% 12/15/48	68,000	78,221
4.75% 7/15/45	182,000	215,684
6.625% 11/15/37	310,000	433,359
6.875% 2/15/38	126,000	179,170
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	64,056
		12,803,341
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	245,000	210,213
PerkinElmer, Inc.:
0.85% 9/15/24	100,000	96,476
2.25% 9/15/31	100,000	91,480
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	300,000	295,547
2.8% 10/15/41	180,000	165,723
		859,439
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC:
1.2% 5/28/26	170,000	162,918
2.25% 5/28/31	170,000	163,322
AstraZeneca PLC:
1.375% 8/6/30	240,000	216,299
3.125% 6/12/27	140,000	144,799
4% 9/18/42	100,000	108,721
6.45% 9/15/37	149,000	202,218
Bayer U.S. Finance II LLC 2.85% 4/15/25 (b)	177,000	176,894
Bristol-Myers Squibb Co.:
2.35% 11/13/40	210,000	180,214
2.55% 11/13/50	100,000	84,617
2.9% 7/26/24	160,000	163,722
3.2% 6/15/26	100,000	104,157
3.25% 2/27/27	760,000	795,952
3.4% 7/26/29	100,000	105,263
3.875% 8/15/25	80,000	84,422
4.125% 6/15/39	100,000	109,602
4.25% 10/26/49	100,000	111,829
4.35% 11/15/47	100,000	113,716
4.55% 2/20/48	204,000	236,648
Eli Lilly & Co.:
2.25% 5/15/50	200,000	166,703
3.95% 3/15/49	100,000	111,207
GlaxoSmithKline Capital PLC 3% 6/1/24	310,000	316,357
GlaxoSmithKline Capital, Inc.:
3.375% 5/15/23	240,000	245,149
6.375% 5/15/38	151,000	206,309
Johnson & Johnson:
0.55% 9/1/25	100,000	95,322
1.3% 9/1/30	100,000	91,189
2.1% 9/1/40	440,000	376,792
2.45% 9/1/60	100,000	83,315
3.4% 1/15/38	238,000	246,736
Merck & Co., Inc.:
2.45% 6/24/50	200,000	170,975
3.6% 9/15/42	130,000	133,940
3.7% 2/10/45	322,000	335,492
Mylan NV:
5.2% 4/15/48	74,000	79,673
5.4% 11/29/43	100,000	107,327
Novartis Capital Corp.:
2.4% 5/17/22	670,000	671,459
2.75% 8/14/50	150,000	136,549
4.4% 5/6/44	120,000	139,210
Pfizer, Inc.:
2.55% 5/28/40	120,000	109,685
2.7% 5/28/50	100,000	90,374
3.2% 9/15/23	80,000	82,052
3.45% 3/15/29	100,000	105,304
3.9% 3/15/39	70,000	75,913
4% 12/15/36	190,000	208,989
4.3% 6/15/43	106,000	119,116
4.4% 5/15/44	110,000	126,559
7.2% 3/15/39	130,000	193,274
Pharmacia LLC 6.6% 12/1/28 (a)	190,000	236,123
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	455,727
Takeda Pharmaceutical Co. Ltd. 3.025% 7/9/40	330,000	297,956
Viatris, Inc.:
2.7% 6/22/30	318,000	296,851
3.85% 6/22/40	100,000	93,738
4% 6/22/50	70,000	62,074
Wyeth LLC 5.95% 4/1/37	50,000	65,530
Zoetis, Inc.:
3% 9/12/27	50,000	50,951
3.95% 9/12/47	180,000	194,528
		9,843,761

TOTAL HEALTH CARE		31,507,159

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
3.25% 4/1/25	1,040,000	1,073,186
3.75% 5/15/28	100,000	105,706
4.25% 4/1/40	104,000	116,114
4.25% 4/1/50	30,000	34,437
L3Harris Technologies, Inc. 1.8% 1/15/31	435,000	392,212
Lockheed Martin Corp.:
2.9% 3/1/25	250,000	256,227
4.07% 12/15/42	110,000	119,961
4.09% 9/15/52	119,000	130,049
4.7% 5/15/46	136,000	160,694
6.15% 9/1/36	100,000	131,374
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	102,166
4.03% 10/15/47	178,000	187,721
4.75% 6/1/43	110,000	126,585
Raytheon Technologies Corp.:
1.9% 9/1/31	470,000	428,035
3.65% 8/16/23	13,000	13,329
3.75% 11/1/46	100,000	101,063
3.95% 8/16/25	80,000	84,306
4.125% 11/16/28	400,000	432,198
4.35% 4/15/47	100,000	109,856
4.45% 11/16/38	360,000	401,076
4.5% 6/1/42	40,000	44,735
5.7% 4/15/40	160,000	202,926
The Boeing Co.:
2.75% 2/1/26	140,000	140,102
2.8% 3/1/23	270,000	272,830
2.95% 2/1/30	220,000	210,614
3.2% 3/1/29	320,000	316,363
3.75% 2/1/50	70,000	65,045
4.875% 5/1/25	1,090,000	1,158,760
5.705% 5/1/40	700,000	815,426
5.805% 5/1/50	220,000	261,362
6.875% 3/15/39	160,000	203,260
		8,197,718
Air Freight & Logistics - 0.2%
FedEx Corp.:
2.4% 5/15/31	200,000	190,151
4.05% 2/15/48	80,000	81,628
4.1% 2/1/45	130,000	132,238
4.25% 5/15/30	130,000	140,817
4.9% 1/15/34	100,000	114,672
4.95% 10/17/48	80,000	91,231
5.25% 5/15/50	98,000	117,531
United Parcel Service, Inc.:
3.05% 11/15/27	150,000	156,347
3.9% 4/1/25	350,000	368,470
4.45% 4/1/30	150,000	169,405
5.3% 4/1/50	82,000	110,112
6.2% 1/15/38	234,000	316,835
		1,989,437
Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	210,000	202,056
Southwest Airlines Co. 5.125% 6/15/27	251,000	278,259
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	169,344	172,837
		653,152
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	300,000	299,155
2.493% 2/15/27	100,000	99,481
2.722% 2/15/30	100,000	97,251
3.377% 4/5/40	150,000	140,981
3.577% 4/5/50	100,000	95,103
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75% 9/15/30	300,000	273,398
Masco Corp.:
2% 2/15/31	90,000	81,592
3.125% 2/15/51	50,000	43,475
Owens Corning 4.3% 7/15/47	110,000	116,135
		1,246,571
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	400,000	354,155
3.95% 5/15/28	200,000	212,455
Waste Management, Inc.:
2.4% 5/15/23	250,000	251,698
2.5% 11/15/50	150,000	125,649
3.15% 11/15/27	50,000	51,449
		995,406
Electrical Equipment - 0.0%
Eaton Corp. 4.15% 11/2/42	100,000	107,373
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	270,000	263,828
2.875% 10/15/27	210,000	215,778
3.25% 8/26/49	100,000	95,366
3.375% 3/1/29	110,000	114,538
3.7% 4/15/50	96,000	98,535
General Electric Co.:
4.25% 5/1/40	50,000	54,257
4.35% 5/1/50	170,000	190,481
4.5% 3/11/44	200,000	222,853
Honeywell International, Inc.:
1.35% 6/1/25	100,000	97,882
1.95% 6/1/30	100,000	94,257
2.3% 8/15/24	190,000	192,425
2.7% 8/15/29	110,000	110,883
2.8% 6/1/50	200,000	189,090
Roper Technologies, Inc.:
1% 9/15/25	60,000	57,071
1.4% 9/15/27	60,000	55,968
1.75% 2/15/31	60,000	53,047
2% 6/30/30	400,000	364,219
		2,470,478
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	190,000	186,661
0.45% 5/17/24	670,000	650,353
1.1% 9/14/27	540,000	506,896
2.55% 11/29/22	518,000	523,568
Caterpillar, Inc.:
2.6% 4/9/30	210,000	209,823
3.25% 9/19/49	170,000	167,306
3.25% 4/9/50	130,000	127,825
Cummins, Inc. 1.5% 9/1/30	190,000	170,531
Deere & Co. 2.875% 9/7/49	190,000	174,309
Illinois Tool Works, Inc.:
3.5% 3/1/24	450,000	463,242
3.9% 9/1/42	100,000	106,013
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	180,000	188,753
Otis Worldwide Corp.:
2.565% 2/15/30	100,000	96,667
3.362% 2/15/50	80,000	74,556
Parker Hannifin Corp.:
2.7% 6/14/24	300,000	303,719
3.25% 6/14/29	210,000	214,037
4% 6/14/49	110,000	115,520
Stanley Black & Decker, Inc. 2.75% 11/15/50	151,000	126,933
		4,406,712
Professional Services - 0.0%
Thomson Reuters Corp. 4.3% 11/23/23	170,000	175,780
Road & Rail - 0.5%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	30,000	27,816
3.25% 6/15/27	550,000	577,773
3.3% 9/15/51	140,000	136,183
4.05% 6/15/48	182,000	197,544
4.15% 12/15/48	100,000	110,371
4.45% 3/15/43	151,000	170,741
5.75% 5/1/40	100,000	128,361
Canadian National Railway Co.:
2.45% 5/1/50	150,000	125,148
3.65% 2/3/48	100,000	102,398
Canadian Pacific Railway Co.:
1.75% 12/2/26	200,000	193,973
2.45% 12/2/31	200,000	191,946
3.1% 12/2/51	200,000	181,320
4.8% 8/1/45	230,000	264,839
CSX Corp.:
3.35% 11/1/25	250,000	258,505
3.8% 3/1/28	50,000	52,731
4.25% 3/15/29	150,000	162,915
4.3% 3/1/48	210,000	229,576
4.75% 11/15/48	160,000	186,568
6.15% 5/1/37	100,000	129,818
Kansas City Southern/Old 3.5% 5/1/50	160,000	152,782
Norfolk Southern Corp.:
2.9% 6/15/26	370,000	378,695
3.155% 5/15/55	100,000	91,808
3.8% 8/1/28	72,000	76,194
3.95% 10/1/42	305,000	318,396
4.15% 2/28/48	100,000	106,905
Union Pacific Corp.:
2.15% 2/5/27	120,000	118,363
2.75% 3/1/26	360,000	365,461
2.891% 4/6/36	390,000	377,253
3.25% 2/5/50	270,000	259,273
3.646% 2/15/24	180,000	185,652
3.799% 4/6/71	170,000	171,298
4% 4/15/47	90,000	96,053
		6,126,659
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24	680,000	658,886
3.625% 12/1/27	140,000	141,687
4.625% 10/1/28	350,000	371,178
W.W. Grainger, Inc. 3.75% 5/15/46	120,000	124,589
		1,296,340

TOTAL INDUSTRIALS		27,665,626

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.0%
Cisco Systems, Inc. 5.5% 1/15/40	192,000	246,989
Electronic Equipment & Components - 0.1%
Corning, Inc. 5.35% 11/15/48	300,000	375,163
Dell International LLC/EMC Corp.:
4.9% 10/1/26	450,000	487,430
5.3% 10/1/29	90,000	100,369
5.45% 6/15/23	60,000	62,455
8.1% 7/15/36	310,000	429,278
8.35% 7/15/46	92,000	139,516
		1,594,211
IT Services - 0.6%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	430,000	420,433
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	232,253
2.25% 3/1/31	200,000	182,102
Fiserv, Inc.:
2.25% 6/1/27	100,000	97,694
2.75% 7/1/24	370,000	373,765
3.5% 7/1/29	520,000	526,894
4.4% 7/1/49	100,000	106,592
Global Payments, Inc.:
1.2% 3/1/26	350,000	330,360
2.9% 5/15/30	310,000	298,269
IBM Corp.:
1.95% 5/15/30	100,000	93,904
2.85% 5/15/40	110,000	100,196
2.95% 5/15/50	100,000	89,646
3% 5/15/24	100,000	102,278
3.5% 5/15/29	170,000	178,191
3.625% 2/12/24	1,460,000	1,513,645
4.15% 5/15/39	100,000	106,706
4.7% 2/19/46	204,000	238,028
5.6% 11/30/39	180,000	225,150
MasterCard, Inc. 3.85% 3/26/50	310,000	336,952
PayPal Holdings, Inc.:
1.65% 6/1/25	80,000	78,389
2.3% 6/1/30	130,000	123,834
2.85% 10/1/29	280,000	278,869
The Western Union Co. 2.85% 1/10/25	100,000	101,244
Visa, Inc.:
2.05% 4/15/30	430,000	416,439
2.15% 9/15/22	480,000	483,010
2.7% 4/15/40	120,000	112,832
3.15% 12/14/25	160,000	165,800
4.3% 12/14/45	402,000	465,278
		7,778,753
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.:
2.8% 10/1/41	150,000	138,265
2.95% 4/1/25	240,000	245,764
Applied Materials, Inc.:
4.35% 4/1/47	90,000	103,518
5.1% 10/1/35	120,000	144,836
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	100,000	104,120
Broadcom, Inc.:
2.45% 2/15/31 (b)	160,000	147,803
2.6% 2/15/33 (b)	100,000	91,262
3.137% 11/15/35 (b)	100,000	92,622
3.15% 11/15/25	230,000	234,318
3.459% 9/15/26	432,000	444,745
3.469% 4/15/34 (b)	230,000	222,025
3.75% 2/15/51 (b)	280,000	261,269
4.3% 11/15/32	300,000	316,083
5% 4/15/30	292,000	322,419
Intel Corp.:
2% 8/12/31	50,000	46,483
2.45% 11/15/29	720,000	703,047
3.05% 8/12/51	50,000	45,409
3.25% 11/15/49	180,000	168,608
3.734% 12/8/47	110,000	110,901
4.6% 3/25/40	110,000	124,525
4.75% 3/25/50	390,000	455,955
Lam Research Corp. 2.875% 6/15/50	150,000	133,789
Micron Technology, Inc.:
4.663% 2/15/30	120,000	128,988
5.327% 2/6/29	190,000	211,711
NVIDIA Corp.:
2% 6/15/31	480,000	451,372
3.5% 4/1/50	167,000	171,989
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32 (b)	300,000	282,329
3.25% 5/11/41 (b)	190,000	174,033
3.875% 6/18/26 (b)	140,000	146,471
Qualcomm, Inc.:
2.6% 1/30/23	430,000	435,160
4.3% 5/20/47	213,000	240,518
Texas Instruments, Inc. 3.875% 3/15/39	210,000	228,637
		7,128,974
Software - 0.6%
Adobe, Inc. 2.15% 2/1/27	240,000	238,791
Microsoft Corp.:
2.4% 8/8/26	520,000	527,969
2.525% 6/1/50	280,000	248,455
2.675% 6/1/60	200,000	176,311
2.921% 3/17/52	170,000	162,320
3.45% 8/8/36	610,000	654,224
3.75% 2/12/45	100,000	107,308
5.3% 2/8/41	280,000	363,103
Oracle Corp.:
2.5% 4/1/25	1,290,000	1,288,266
2.65% 7/15/26	100,000	99,315
2.875% 3/25/31	470,000	448,595
3.25% 11/15/27	260,000	262,963
3.6% 4/1/40	100,000	90,575
3.6% 4/1/50	210,000	182,557
3.8% 11/15/37	100,000	95,038
3.85% 4/1/60	70,000	60,329
3.9% 5/15/35	100,000	97,997
3.95% 3/25/51	200,000	183,208
4% 11/15/47	388,000	354,102
4.1% 3/25/61	140,000	126,897
4.375% 5/15/55	200,000	189,667
5.375% 7/15/40	120,000	132,060
6.125% 7/8/39	114,000	135,809
Salesforce.com, Inc.:
1.95% 7/15/31	100,000	94,483
2.9% 7/15/51	300,000	272,032
3.7% 4/11/28	140,000	149,282
VMware, Inc. 1.4% 8/15/26	690,000	653,978
		7,395,634
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
1.125% 5/11/25	500,000	487,547
1.7% 8/5/31	280,000	259,545
2.1% 9/12/22	100,000	100,588
2.375% 2/8/41	440,000	391,895
2.4% 1/13/23	1,242,000	1,253,524
2.55% 8/20/60	110,000	91,143
2.85% 8/5/61	490,000	435,334
2.95% 9/11/49	180,000	167,805
3% 2/9/24	650,000	665,658
3% 11/13/27	890,000	925,244
3.35% 2/9/27	240,000	252,546
3.75% 11/13/47	90,000	96,157
4.375% 5/13/45	120,000	137,178
4.5% 2/23/36	110,000	129,309
4.65% 2/23/46	201,000	243,877
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (a)	1,108,000	1,188,573
HP, Inc.:
2.2% 6/17/25	190,000	188,769
2.65% 6/17/31	100,000	93,865
3.4% 6/17/30	250,000	252,435
		7,360,992

TOTAL INFORMATION TECHNOLOGY		31,505,553

MATERIALS - 0.8%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	97,910
2.05% 5/15/30	40,000	38,246
2.7% 5/15/40	40,000	36,420
2.8% 5/15/50	40,000	35,841
CF Industries Holdings, Inc. 5.375% 3/15/44	130,000	146,466
DuPont de Nemours, Inc.:
4.205% 11/15/23	100,000	103,573
4.493% 11/15/25	320,000	340,889
4.725% 11/15/28	100,000	110,653
5.319% 11/15/38	310,000	368,530
Eastman Chemical Co. 4.5% 12/1/28	226,000	244,714
Ecolab, Inc.:
1.3% 1/30/31	400,000	355,834
2.125% 8/15/50	150,000	114,413
International Flavors & Fragrances, Inc. 4.45% 9/26/28	130,000	141,104
Linde, Inc./Connecticut 3.2% 1/30/26	230,000	238,921
LYB International Finance BV 4% 7/15/23	87,000	89,484
LYB International Finance II BV 3.5% 3/2/27	680,000	706,581
LYB International Finance III LLC:
3.375% 10/1/40	110,000	102,949
3.625% 4/1/51	110,000	103,876
3.8% 10/1/60	100,000	89,455
Nutrien Ltd.:
3.95% 5/13/50	170,000	176,930
4.2% 4/1/29	32,000	34,567
5% 4/1/49	56,000	67,586
Rohm & Haas Co. 7.85% 7/15/29	120,000	156,824
Sherwin-Williams Co.:
2.75% 6/1/22	4,000	4,009
3.125% 6/1/24	160,000	163,426
3.45% 6/1/27	210,000	218,464
4.5% 6/1/47	200,000	219,380
The Dow Chemical Co.:
2.1% 11/15/30	450,000	419,607
3.6% 11/15/50	170,000	162,573
3.625% 5/15/26	150,000	156,588
5.55% 11/30/48	80,000	100,833
The Mosaic Co. 4.05% 11/15/27	170,000	179,715
Westlake Corp. 3.6% 8/15/26	548,000	569,150
		6,095,511
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 4.25% 12/15/47	120,000	125,673
Containers & Packaging - 0.1%
International Paper Co. 5% 9/15/35	328,000	385,784
WRKCo, Inc.:
3.9% 6/1/28	170,000	177,118
4.65% 3/15/26	400,000	432,046
		994,948
Metals & Mining - 0.2%
Barrick North America Finance LLC 5.7% 5/30/41	142,000	176,733
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	100,000	126,078
BHP Billiton Financial (U.S.A.) Ltd.:
4.125% 2/24/42	100,000	108,582
5% 9/30/43	151,000	182,183
Newmont Corp.:
2.25% 10/1/30	160,000	149,511
4.875% 3/15/42	100,000	115,070
5.45% 6/9/44	100,000	121,695
Nucor Corp. 2.979% 12/15/55	110,000	94,645
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	324,000	394,520
Southern Copper Corp.:
3.875% 4/23/25	210,000	215,486
5.875% 4/23/45	178,000	220,484
7.5% 7/27/35	110,000	145,221
Vale Overseas Ltd.:
3.75% 7/8/30	500,000	491,000
6.875% 11/21/36	120,000	146,100
		2,687,308
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	320,000	291,120
6% 1/15/29	230,000	251,103
		542,223

TOTAL MATERIALS		10,445,663

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	250,000	226,168
4.85% 4/15/49	140,000	163,626
American Tower Corp.:
1.3% 9/15/25	120,000	114,853
2.1% 6/15/30	120,000	108,659
3.1% 6/15/50	120,000	100,618
3.6% 1/15/28	70,000	71,809
3.8% 8/15/29	100,000	103,253
AvalonBay Communities, Inc. 2.3% 3/1/30	408,000	396,168
Boston Properties, Inc.:
2.75% 10/1/26	100,000	100,302
3.25% 1/30/31	227,000	226,597
4.5% 12/1/28	100,000	109,186
Crown Castle International Corp.:
1.35% 7/15/25	90,000	86,337
2.25% 1/15/31	100,000	90,125
3.25% 1/15/51	190,000	163,017
3.65% 9/1/27	464,000	479,834
Duke Realty LP 1.75% 2/1/31	340,000	306,134
Equinix, Inc.:
1.45% 5/15/26	200,000	190,300
2.5% 5/15/31	210,000	194,199
ERP Operating LP:
1.85% 8/1/31	240,000	222,476
2.5% 2/15/30	160,000	156,450
3.5% 3/1/28	160,000	168,299
Federal Realty Investment Trust 1.25% 2/15/26	200,000	191,250
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	310,000	326,659
Healthpeak Properties, Inc.:
2.875% 1/15/31	430,000	422,653
3% 1/15/30	320,000	318,479
Kilroy Realty LP 2.65% 11/15/33	100,000	91,029
Kimco Realty Corp.:
1.9% 3/1/28	610,000	576,582
2.8% 10/1/26	216,000	217,374
National Retail Properties, Inc. 3% 4/15/52	200,000	166,614
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	140,000	147,775
4.75% 1/15/28	201,000	210,514
Prologis LP:
1.625% 3/15/31	150,000	136,380
2.125% 4/15/27	170,000	167,223
2.125% 10/15/50	100,000	76,882
Realty Income Corp.:
2.85% 12/15/32	148,000	143,925
3.25% 1/15/31	238,000	241,304
Regency Centers LP 3.7% 6/15/30	150,000	156,434
Simon Property Group LP:
2% 9/13/24	420,000	418,651
2.2% 2/1/31	250,000	233,862
2.65% 7/15/30	138,000	134,336
3.375% 12/1/27	150,000	154,634
3.5% 9/1/25	230,000	237,474
4.25% 11/30/46	116,000	125,547
4.75% 3/15/42	110,000	124,427
UDR, Inc.:
2.1% 6/15/33	100,000	88,386
3% 8/15/31	100,000	98,502
Ventas Realty LP:
4% 3/1/28	184,000	195,545
4.875% 4/15/49	160,000	184,145
Welltower, Inc.:
2.75% 1/15/32	110,000	105,223
4.25% 4/15/28	174,000	187,221
Weyerhaeuser Co. 4% 11/15/29	130,000	138,793
		9,796,233
Real Estate Management & Development - 0.0%
Essex Portfolio LP:
2.65% 3/15/32	210,000	200,858
3.875% 5/1/24	120,000	123,961
		324,819

TOTAL REAL ESTATE		10,121,052

UTILITIES - 1.9%
Electric Utilities - 1.4%
AEP Texas, Inc. 3.45% 5/15/51	70,000	63,554
AEP Transmission Co. LLC:
2.75% 8/15/51	100,000	85,356
3.65% 4/1/50	139,000	137,783
Alabama Power Co. 1.45% 9/15/30	800,000	716,929
American Electric Power Co., Inc.:
3.25% 3/1/50	174,000	152,286
4.3% 12/1/28	194,000	208,186
Appalachian Power Co. 7% 4/1/38	100,000	134,156
Arizona Public Service Co. 3.35% 5/15/50	200,000	178,365
Baltimore Gas & Electric Co. 2.9% 6/15/50	120,000	108,159
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	70,000	67,438
4.25% 2/1/49	185,000	204,004
Cincinnati Gas & Electric Co.:
3.65% 2/1/29	210,000	220,063
4.3% 2/1/49	65,000	70,610
Commonwealth Edison Co.:
2.75% 9/1/51	200,000	173,451
4% 3/1/48	208,000	221,862
DTE Electric Co.:
3.95% 3/1/49	56,000	59,380
4.05% 5/15/48	100,000	109,000
Duke Energy Carolinas LLC:
4% 9/30/42	179,000	186,764
4.25% 12/15/41	130,000	139,630
Duke Energy Corp.:
2.45% 6/1/30	200,000	190,031
3.15% 8/15/27	352,000	359,299
3.3% 6/15/41	390,000	356,970
3.75% 9/1/46	110,000	105,087
4.2% 6/15/49	310,000	317,065
Duke Energy Industries, Inc. 6.35% 8/15/38	170,000	219,837
Edison International 4.125% 3/15/28	100,000	102,914
Entergy Corp.:
0.9% 9/15/25	500,000	473,312
3.75% 6/15/50	190,000	183,526
Entergy, Inc.:
3.35% 6/15/52	100,000	94,685
3.55% 9/30/49	194,000	186,167
Eversource Energy:
2.55% 3/15/31	200,000	190,769
3.45% 1/15/50	120,000	112,453
Exelon Corp.:
3.95% 6/15/25	163,000	169,551
4.05% 4/15/30	370,000	392,628
4.7% 4/15/50	110,000	124,689
5.1% 6/15/45	160,000	184,684
FirstEnergy Corp.:
1.6% 1/15/26	97,000	91,180
2.25% 9/1/30	150,000	137,321
5.35% 7/15/47	150,000	158,498
Florida Power & Light Co.:
3.99% 3/1/49	133,000	143,523
4.05% 6/1/42	210,000	225,061
4.05% 10/1/44	170,000	182,468
4.125% 2/1/42	240,000	261,009
Indiana Michigan Power Co. 3.25% 5/1/51	80,000	73,640
Interstate Power and Light Co. 2.3% 6/1/30	104,000	99,806
Kentucky Utilities Co. 5.125% 11/1/40	170,000	199,956
MidAmerican Energy Co.:
3.65% 8/1/48	280,000	283,136
3.95% 8/1/47	100,000	106,487
4.25% 7/15/49	100,000	111,572
Mississippi Power Co. 3.95% 3/30/28	120,000	126,417
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	300,000	290,204
2.44% 1/15/32	400,000	374,247
Northern States Power Co. 2.6% 6/1/51	300,000	256,721
Oglethorpe Power Corp. 5.95% 11/1/39	110,000	135,483
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	92,494
3.8% 6/1/49	280,000	293,242
Pacific Gas & Electric Co.:
2.5% 2/1/31	320,000	284,948
3.15% 1/1/26	110,000	109,385
3.3% 8/1/40	100,000	84,256
3.5% 6/15/25	506,000	511,691
3.75% 2/15/24	320,000	325,139
4.55% 7/1/30	603,000	619,403
4.75% 2/15/44	100,000	95,651
4.95% 7/1/50	230,000	227,830
PacifiCorp 6% 1/15/39	100,000	126,715
PPL Capital Funding, Inc. 4% 9/15/47	90,000	93,749
PPL Electric Utilities Corp. 3% 10/1/49	70,000	64,596
Public Service Co. of Colorado:
3.2% 3/1/50	110,000	102,311
6.25% 9/1/37	130,000	175,657
Public Service Electric & Gas Co.:
2.45% 1/15/30	80,000	78,019
3% 5/15/25	220,000	224,625
3.15% 1/1/50	80,000	75,368
Puget Sound Energy, Inc. 4.3% 5/20/45	130,000	141,019
Southern California Edison Co.:
2.95% 2/1/51	100,000	84,404
3.5% 10/1/23	566,000	576,975
3.65% 2/1/50	220,000	207,991
4.05% 3/15/42	100,000	97,830
4.65% 10/1/43	158,000	168,076
6.05% 3/15/39	100,000	121,289
Southern Co.:
3.25% 7/1/26	765,000	784,431
4.4% 7/1/46	253,000	265,080
Tampa Electric Co. 4.45% 6/15/49	140,000	160,859
Virginia Electric & Power Co.:
2.45% 12/15/50	100,000	81,503
3.8% 4/1/28	90,000	95,630
3.8% 9/15/47	180,000	186,128
4.6% 12/1/48	208,000	238,124
6% 5/15/37	120,000	154,521
Wisconsin Electric Power Co. 1.7% 6/15/28	490,000	461,865
Xcel Energy, Inc.:
3.35% 12/1/26	316,000	326,401
3.4% 6/1/30	73,000	75,382
		18,069,959
Gas Utilities - 0.1%
Atmos Energy Corp.:
2.85% 2/15/52	100,000	85,945
4.125% 10/15/44	210,000	218,644
CenterPoint Energy Resources Corp. 1.75% 10/1/30	100,000	90,224
Dominion Gas Holdings LLC 2.5% 11/15/24	80,000	80,062
Southern California Gas Co. 4.3% 1/15/49	130,000	142,258
Southern Co. Gas Capital Corp. 3.15% 9/30/51	250,000	222,279
		839,412
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 4.75% 6/15/46	100,000	105,535
Exelon Generation Co. LLC:
3.25% 6/1/25	100,000	102,105
5.6% 6/15/42	130,000	143,999
		351,639
Multi-Utilities - 0.4%
Ameren Corp. 3.5% 1/15/31	250,000	256,954
Berkshire Hathaway Energy Co.:
1.65% 5/15/31	160,000	143,419
3.25% 4/15/28	250,000	259,883
4.45% 1/15/49	100,000	110,523
4.5% 2/1/45	180,000	198,268
5.95% 5/15/37	120,000	150,979
6.125% 4/1/36	110,000	139,319
Consolidated Edison Co. of New York, Inc.:
3.85% 6/15/46	100,000	99,063
3.95% 4/1/50	245,000	252,046
4.5% 5/15/58	220,000	238,104
4.65% 12/1/48	80,000	89,244
6.75% 4/1/38	110,000	148,697
Consumers Energy Co.:
2.65% 8/15/52	200,000	171,802
3.1% 8/15/50	200,000	189,654
Dominion Energy, Inc. 3.375% 4/1/30	340,000	346,446
DTE Energy Co. 3.8% 3/15/27	90,000	92,865
NiSource, Inc.:
0.95% 8/15/25	370,000	349,558
1.7% 2/15/31	370,000	323,816
3.49% 5/15/27	442,000	455,759
Public Service Enterprise Group, Inc. 2.65% 11/15/22	80,000	80,632
Puget Energy, Inc. 4.1% 6/15/30	253,000	262,408
Sempra Energy:
3.4% 2/1/28	50,000	51,486
3.8% 2/1/38	270,000	273,096
4% 2/1/48	136,000	136,624
		4,820,645
Water Utilities - 0.0%
American Water Capital Corp.:
2.3% 6/1/31	220,000	207,573
3.75% 9/1/47	213,000	212,416
4.3% 12/1/42	100,000	106,863
		526,852

TOTAL UTILITIES		24,608,507

TOTAL NONCONVERTIBLE BONDS
(Cost $342,176,952)		329,015,795

U.S. Government and Government Agency Obligations - 42.0%
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.375% 8/25/25	$238,000	$226,924
0.5% 6/17/25	650,000	623,928
0.625% 4/22/25	90,000	87,072
0.75% 10/8/27	250,000	234,941
0.875% 8/5/30	108,000	97,876
1.75% 7/2/24	930,000	932,949
2% 10/5/22	190,000	191,304
2.375% 1/19/23	655,000	662,438
2.875% 9/12/23	150,000	153,375
6.625% 11/15/30	650,000	880,930
Federal Home Loan Bank:
0.375% 9/4/25	175,000	166,798
0.5% 4/14/25	390,000	375,696
1.5% 8/15/24	125,000	124,822
2% 9/9/22	200,000	201,282
2.5% 2/13/24	230,000	234,595
3.25% 6/9/28	210,000	226,777
3.25% 11/16/28	30,000	32,417
Freddie Mac:
0.25% 8/24/23	450,000	443,027
0.25% 12/4/23	958,000	938,395
0.375% 7/21/25	480,000	458,813
0.375% 9/23/25	370,000	352,286
1.5% 2/12/25	630,000	626,878
2.75% 6/19/23	50,000	50,958
6.25% 7/15/32	110,000	151,912
6.75% 3/15/31	390,000	537,617
Tennessee Valley Authority:
0.75% 5/15/25	560,000	542,773
2.875% 2/1/27	145,000	152,064
4.25% 9/15/65	210,000	277,592
5.25% 9/15/39	420,000	563,333

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		10,549,772

U.S. Treasury Obligations - 41.2%
U.S. Treasury Bonds:
1.125% 5/15/40	2,000	1,663
1.125% 8/15/40	76,000	62,967
1.25% 5/15/50	6,768,000	5,399,066
1.375% 11/15/40	6,856,000	5,928,298
1.375% 8/15/50	3,300,000	2,716,699
1.625% 11/15/50	6,241,000	5,468,189
1.75% 8/15/41	7,217,000	6,614,832
1.875% 2/15/41	14,910,000	14,016,565
1.875% 2/15/51	9,063,000	8,437,087
1.875% 11/15/51	5,344,000	4,985,785
2% 11/15/41	4,170,000	3,992,123
2% 2/15/50	1,673,000	1,602,094
2% 8/15/51	8,552,000	8,203,239
2.25% 5/15/41	10,405,000	10,372,078
2.25% 8/15/46	148,000	146,445
2.25% 8/15/49	267,000	269,222
2.25% 2/15/52	1,662,000	1,693,163
2.375% 11/15/49	358,000	371,201
2.375% 5/15/51	2,305,000	2,403,413
2.5% 2/15/45	763,000	787,708
2.5% 2/15/46	329,000	340,708
2.5% 5/15/46	122,000	126,346
2.75% 11/15/42	1,059,000	1,139,666
2.75% 8/15/47	177,000	193,746
2.75% 11/15/47	157,000	172,124
2.875% 5/15/43	1,420,000	1,556,786
2.875% 8/15/45	268,000	295,638
2.875% 11/15/46	359,000	398,406
2.875% 5/15/49	361,000	410,144
3% 5/15/42	238,000	266,579
3% 11/15/44	1,614,000	1,811,274
3% 11/15/45	76,000	85,717
3% 2/15/47	1,543,000	1,752,510
3% 5/15/47	197,000	224,341
3% 2/15/48	121,000	139,202
3% 8/15/48	188,000	216,920
3% 2/15/49	264,000	306,374
3.125% 11/15/41	229,000	260,818
3.125% 2/15/42	264,000	301,238
3.125% 8/15/44	1,405,000	1,606,639
3.125% 5/15/48	48,000	56,574
3.375% 5/15/44	856,000	1,016,166
3.375% 11/15/48	68,000	83,964
3.625% 8/15/43	86,000	105,431
3.625% 2/15/44	1,464,000	1,798,547
3.75% 8/15/41	225,000	278,824
3.75% 11/15/43	4,124,000	5,152,584
3.875% 8/15/40	126,000	158,228
4.375% 2/15/38	81,000	107,404
4.375% 11/15/39	5,000	6,676
4.375% 5/15/41	433,000	579,408
4.5% 2/15/36	223,000	295,092
4.5% 5/15/38	69,000	92,789
5% 5/15/37	391,000	547,415
U.S. Treasury Notes:
0.125% 4/30/22	52,000	51,982
0.125% 5/31/22	6,000	5,995
0.125% 6/30/22	3,000	2,996
0.125% 10/31/22	16,000	15,928
0.125% 12/31/22	1,371,000	1,361,039
0.125% 2/28/23	10,000	9,905
0.125% 3/31/23	1,084,000	1,072,017
0.125% 4/30/23	700,000	691,305
0.125% 5/15/23	6,317,000	6,236,804
0.125% 5/31/23	3,856,000	3,803,131
0.125% 6/30/23	2,838,000	2,795,541
0.125% 7/15/23	2,227,000	2,192,725
0.125% 7/31/23	5,909,000	5,811,825
0.125% 8/15/23	9,368,000	9,207,353
0.125% 8/31/23	10,460,000	10,274,907
0.125% 9/15/23	3,272,000	3,211,545
0.125% 12/15/23	684,000	668,289
0.125% 1/15/24	5,985,000	5,837,947
0.125% 2/15/24	8,876,000	8,646,125
0.25% 4/15/23	2,109,000	2,087,169
0.25% 6/15/23	2,007,000	1,981,913
0.25% 9/30/23	7,970,000	7,832,082
0.25% 11/15/23	2,984,000	2,926,068
0.25% 3/15/24	1,012,000	986,660
0.25% 5/15/24	1,778,000	1,728,619
0.25% 5/31/25	3,401,000	3,247,424
0.25% 6/30/25	4,190,000	3,994,412
0.25% 7/31/25	2,494,000	2,374,950
0.25% 8/31/25	7,956,000	7,561,619
0.25% 9/30/25	4,049,000	3,843,070
0.375% 3/31/22	7,000	7,001
0.375% 10/31/23	3,740,000	3,676,303
0.375% 4/15/24	7,883,000	7,695,471
0.375% 8/15/24	1,560,000	1,515,150
0.375% 9/15/24	2,850,000	2,763,721
0.375% 4/30/25	8,731,000	8,383,465
0.375% 11/30/25	7,467,000	7,102,400
0.375% 12/31/25	8,153,000	7,747,898
0.375% 1/31/26	9,105,000	8,636,235
0.375% 7/31/27	3,005,000	2,789,837
0.375% 9/30/27	3,744,000	3,464,955
0.5% 3/15/23	1,955,000	1,942,552
0.5% 11/30/23	11,760,000	11,572,116
0.5% 3/31/25	6,279,000	6,061,933
0.5% 2/28/26	5,602,000	5,334,811
0.5% 4/30/27	546,000	512,344
0.5% 5/31/27	4,423,000	4,143,453
0.5% 6/30/27	856,000	801,029
0.5% 8/31/27	2,377,000	2,217,852
0.5% 10/31/27	8,045,000	7,487,821
0.625% 10/15/24	10,240,000	9,984,800
0.625% 7/31/26	3,960,000	3,770,972
0.625% 3/31/27	884,000	835,794
0.625% 11/30/27	2,407,000	2,253,084
0.625% 12/31/27	1,696,000	1,586,356
0.625% 5/15/30	4,618,000	4,196,608
0.625% 8/15/30	644,000	583,600
0.75% 11/15/24	3,910,000	3,819,887
0.75% 3/31/26	6,314,000	6,068,593
0.75% 4/30/26	3,206,000	3,078,010
0.75% 5/31/26	3,183,000	3,053,193
0.75% 8/31/26	5,654,000	5,410,613
0.75% 1/31/28	4,807,000	4,523,274
0.875% 6/30/26	894,000	861,558
0.875% 9/30/26	6,070,000	5,835,499
0.875% 11/15/30	9,362,000	8,648,513
1% 12/15/24	2,830,000	2,782,465
1% 7/31/28	1,260,000	1,197,246
1.125% 1/15/25	2,730,000	2,691,396
1.125% 2/28/25	748,000	736,780
1.125% 10/31/26	10,110,000	9,824,077
1.125% 2/29/28	8,720,000	8,389,594
1.125% 8/31/28	5,215,000	4,990,918
1.125% 2/15/31	9,966,000	9,389,451
1.25% 8/31/24	3,036,000	3,011,570
1.25% 12/31/26	3,550,000	3,467,906
1.25% 3/31/28	5,759,000	5,574,982
1.25% 4/30/28	3,357,000	3,248,160
1.25% 5/31/28	2,807,000	2,713,908
1.25% 6/30/28	7,024,000	6,784,196
1.25% 9/30/28	2,821,000	2,719,400
1.25% 8/15/31	8,207,000	7,792,803
1.375% 10/15/22	217,000	217,805
1.375% 1/31/25	975,000	967,992
1.375% 8/31/26	366,000	360,081
1.375% 10/31/28	12,960,000	12,587,906
1.375% 12/31/28	680,000	660,238
1.375% 11/15/31	1,895,000	1,816,535
1.5% 8/15/22	469,000	470,887
1.5% 9/30/24	3,446,000	3,437,385
1.5% 10/31/24	3,676,000	3,665,805
1.5% 11/30/24	2,663,000	2,654,366
1.5% 8/15/26	283,000	279,993
1.5% 1/31/27	3,509,000	3,467,605
1.5% 11/30/28	3,722,000	3,644,071
1.5% 2/15/30	724,000	707,201
1.625% 11/15/22	576,000	579,083
1.625% 2/15/26	702,000	698,929
1.625% 9/30/26	1,345,000	1,337,539
1.625% 11/30/26	454,000	451,446
1.625% 8/15/29	2,954,000	2,916,844
1.625% 5/15/31	3,843,000	3,776,198
1.75% 6/30/24	1,417,000	1,423,642
1.75% 7/31/24	1,867,000	1,875,606
1.75% 12/31/24	3,742,000	3,755,594
1.75% 12/31/26	415,000	414,984
1.75% 11/15/29	407,000	405,680
1.875% 3/31/22	1,000	1,001
1.875% 8/31/24	501,000	504,699
1.875% 7/31/26	800,000	804,125
1.875% 2/15/32	3,007,000	3,019,687
2% 11/30/22	552,000	556,313
2% 5/31/24	5,025,000	5,077,017
2% 6/30/24	210,000	212,207
2% 11/15/26	562,000	568,257
2.125% 12/31/22	92,000	92,848
2.125% 2/29/24	551,000	558,038
2.125% 3/31/24	612,000	619,817
2.125% 7/31/24	150,000	152,027
2.125% 11/30/24	320,000	324,313
2.25% 12/31/23	50,000	50,730
2.25% 4/30/24	1,173,000	1,191,236
2.25% 12/31/24	30,000	30,526
2.25% 2/15/27	817,000	836,276
2.25% 8/15/27	1,371,000	1,404,900
2.25% 11/15/27	255,000	261,275
2.375% 3/15/22	5,000	5,004
2.375% 1/31/23	86,000	87,028
2.375% 2/29/24	2,090,000	2,126,820
2.375% 5/15/27	1,576,000	1,623,711
2.375% 5/15/29	473,000	490,682
2.5% 3/31/23	693,000	702,989
2.5% 1/31/24	2,144,000	2,186,043
2.5% 1/31/25	37,000	37,912
2.5% 2/28/26	273,000	280,977
2.625% 2/28/23	1,495,000	1,517,425
2.625% 12/31/23	75,000	76,614
2.625% 12/31/25	118,000	121,955
2.625% 1/31/26	420,000	434,142
2.625% 2/15/29	1,038,000	1,092,414
2.75% 4/30/23	21,000	21,373
2.75% 5/31/23	1,025,000	1,044,379
2.75% 7/31/23	1,141,000	1,164,489
2.75% 8/31/23	738,000	753,452
2.75% 2/28/25	280,000	288,969
2.75% 6/30/25	237,000	245,147
2.75% 8/31/25	304,000	314,688
2.75% 2/15/28	629,000	662,882
2.875% 10/31/23	698,000	714,796
2.875% 11/30/23	1,156,000	1,185,126
2.875% 4/30/25	81,000	83,996
2.875% 7/31/25	258,000	268,139
2.875% 11/30/25	288,000	300,026
2.875% 5/15/28	231,000	245,329
2.875% 8/15/28	1,186,000	1,261,932
3% 10/31/25	535,000	559,221
3.125% 11/15/28	331,000	358,010

TOTAL U.S. TREASURY OBLIGATIONS		528,593,390

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $551,653,336)		539,143,162

U.S. Government Agency - Mortgage Securities - 27.6%
Fannie Mae - 12.4%
1.5% 10/1/36 to 2/1/52	14,746,228	14,004,436
2% 6/1/27 to 3/1/52	51,826,026	50,141,005
2.5% 4/1/30 to 3/1/52	29,794,150	29,630,354
3% 12/1/26 to 2/1/52	29,314,321	29,837,854
3.5% 5/1/24 to 8/1/50	16,833,701	17,568,239
4% 4/1/26 to 5/1/51	8,796,528	9,239,521
4.5% 10/1/39 to 12/1/50	4,333,828	4,601,291
5% 11/1/44 to 10/1/50	3,908,207	4,258,862
5.5% 9/1/40 to 6/1/49	434,341	475,597

TOTAL FANNIE MAE		159,757,159

Freddie Mac - 8.5%
1.5% 10/1/36 to 11/1/51	6,311,681	6,024,512
2% 3/1/28 to 2/1/52	40,791,120	39,446,882
2% 9/1/35	1,478,080	1,470,720
2% 11/1/35	333,852	332,086
2% 11/1/35	418,713	416,497
2.5% 2/1/30 to 2/1/52	32,840,355	32,554,465
3% 2/1/29 to 1/1/52	8,319,280	8,462,361
3.5% 12/1/25 to 1/1/52	6,773,897	7,037,425
4% 6/1/34 to 10/1/49	8,521,767	8,938,738
4% 4/1/48	905	953
4.5% 7/1/41 to 10/1/50	3,651,151	3,868,049
5% 8/1/48 to 5/1/50	459,014	495,212
5.5% 6/1/49	182,582	196,522

TOTAL FREDDIE MAC		109,244,422

Ginnie Mae - 5.7%
1.5% 4/20/51 to 5/20/51	212,188	199,044
2% 3/20/51 to 1/20/52	17,647,756	17,274,455
2% 3/1/52 (d)	450,000	439,847
2% 3/1/52 (d)	450,000	439,847
2% 3/1/52 (d)	700,000	684,206
2.5% 3/20/47 to 2/20/52	17,491,911	17,511,628
2.5% 3/1/52 (d)	1,100,000	1,099,207
2.5% 3/1/52 (d)	900,000	899,351
3% 7/20/42 to 5/20/51	13,165,443	13,452,247
3% 3/1/52 (d)	600,000	609,832
3.5% 5/20/44 to 5/20/51	10,973,104	11,364,960
4% 12/20/45 to 6/20/51	5,254,743	5,476,978
4.5% 6/20/45 to 4/20/51	2,536,548	2,669,430
5% 11/20/45 to 11/20/50	892,063	953,192
5.5% 12/20/44 to 12/20/48	105,887	115,686

TOTAL GINNIE MAE		73,189,910

Uniform Mortgage Backed Securities - 1.0%
1.5% 3/1/37 (d)	400,000	389,250
1.5% 3/1/52 (d)	150,000	139,044
1.5% 3/1/52 (d)	400,000	370,784
2% 3/1/37 (d)	1,300,000	1,290,047
2% 3/1/52 (d)	4,500,000	4,314,077
2.5% 3/1/37 (d)	400,000	404,750
2.5% 3/1/52 (d)	300,000	295,922
2.5% 3/1/52 (d)	4,200,000	4,142,905
3% 3/1/52 (d)	900,000	908,790
3.5% 3/1/52 (d)	150,000	154,500
3.5% 3/1/52 (d)	100,000	103,000

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		12,513,069

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $365,203,238)		354,704,560

Asset-Backed Securities - 0.2%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$111,000	$109,306
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	2,181	2,184
Series 2021-1 Class A3, 0.34% 12/15/25	360,000	352,706
Citibank Credit Card Issuance Trust:
Series 2018-A6 Class A6, 3.21% 12/7/24	200,000	202,975
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	277,178
Discover Card Execution Note Trust Series 2018-A1 Class A1, 3.03% 8/15/25	100,000	101,638
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	360,000	358,080
Ford Credit Floorplan Master Owner Trust:
Series 2018-2 Class A, 3.17% 3/15/25	50,000	50,341
Series 2018-4 Class A, 4.06% 11/15/30	60,000	64,995
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	355,000	350,679
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	360,000	357,278
TOTAL ASSET-BACKED SECURITIES
(Cost $2,259,786)		2,227,360

Commercial Mortgage Securities - 1.4%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	279,999	287,352
Series 2020-BN25 Class A5, 2.649% 1/15/63	240,000	235,962
Series 2020-BN28 Class A4, 1.844% 3/15/63	380,000	350,223
Series 2021-BN35 Class A5, 2.285% 6/15/64	700,000	663,762
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class A5, 2.492% 7/15/54	450,000	435,500
Series 2021-C11 Class A5, 2.322% 9/15/54	450,000	428,307
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	350,000	323,280
Series 2021-B24 Class A5, 2.5843% 3/15/54	450,000	437,724
Series 2019-B12 Class A5, 3.1156% 8/15/52	235,000	238,291
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	171,033
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	507,454
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	490,471
Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	265,886
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	44,440	45,138
Series 2014-LC15 Class A4, 4.006% 4/10/47	50,000	51,355
Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	200,828
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	198,040
Class A5, 3.0161% 9/15/52	200,000	201,353
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	760,000	760,045
Series 2020-K116 Class A2, 1.378% 7/25/30	640,000	596,476
Series 2020-K117 Class A2, 1.406% 8/25/30	710,000	664,250
Series 2020-K118 Class A2, 1.493% 9/25/30	430,000	403,944
Series 2020-K121 Class A2, 1.547% 10/25/30	70,000	65,870
Series 2021-K125 Class A2, 1.846% 1/25/31	450,000	432,724
Series 2021-K126 Class A2, 2.074% 1/25/31	180,000	176,363
Series 2021-K128 Class A2, 2.02% 3/25/31	540,000	526,199
Series 2021-K129 Class A2, 1.914% 5/25/31	540,000	520,829
Series 2021-K130 Class A2, 1.723% 6/25/31	650,000	616,309
Series 2021-K136 Class A2, 2.127% 11/25/31	1,090,000	1,065,787
Series 2021-K057 Class A2, 2.57% 7/25/26	330,000	336,900
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	61,071
Series 2021-K123 Class A2, 1.621% 12/25/30	540,000	510,526
Series K-1510 Class A2, 3.718% 1/25/31	165,000	182,297
Series K064 Class A2, 3.224% 3/25/27	250,000	262,505
Series K068 Class A2, 3.244% 8/25/27	570,000	600,712
Series K094 Class A2, 2.903% 6/25/29	430,000	448,483
Series K730 Class A2, 3.59% 1/25/25	50,000	51,859
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	282,594	286,454
Series 2020-GC45 Class A5, 2.9106% 2/13/53	300,000	298,825
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	51,442
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	410,492
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	472,667
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.1509% 8/15/46 (a)	160,000	162,633
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	150,000	147,968
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	364,721
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	199,595
Series 2019-C54 Class A4, 3.146% 12/15/52	500,000	508,811
Series 2020-C55 Class A5, 2.725% 2/15/53	135,000	133,250
Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	260,368
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	303,376	305,693
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $18,093,834)		17,418,027

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	269,545
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$55,000	$83,632
Series 2010 S1, 7.043% 4/1/50	55,000	89,740
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	160,000	251,657
Series 2010, 7.6% 11/1/40	350,000	560,131
Series 2018, 3.5% 4/1/28	175,000	186,387
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	280,000	261,352
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	150,000	152,202
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	300,000	434,490
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	300,000	273,040
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	19,861
Series 2021 C, 2.843% 11/1/46	250,000	237,433
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	112,000	109,488
3.293% 6/1/42	60,000	58,831
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	75,000	72,575
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	750,000	827,410
Series 2010-3, 7.35% 7/1/35	100,000	120,881
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	174,623
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	188,936
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	250,000	252,882
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	300,000	292,022
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	98,242
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	210,997
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	30,000	31,517
4.131% 6/15/42	30,000	30,988
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	179,055
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	300,000	284,596
Port Auth. of New York& New Jersey:
Series 180, 4.96% 8/1/46	70,000	86,660
Series 225, 3.175% 7/15/60	300,000	279,625
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	203,645
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	150,000	146,238
3.256% 5/15/60	150,000	153,012
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	210,000	188,878
TOTAL MUNICIPAL SECURITIES
(Cost $6,922,465)		6,810,571

Foreign Government and Government Agency Obligations - 1.4%
Alberta Province:
1% 5/20/25	$260,000	$252,996
2.95% 1/23/24	120,000	123,008
3.3% 3/15/28	225,000	239,789
British Columbia Province 2.25% 6/2/26	350,000	354,771
Canadian Government 2% 11/15/22	155,000	156,074
Chilean Republic:
2.55% 7/27/33	530,000	482,300
3.125% 3/27/25	840,000	865,095
3.24% 2/6/28	200,000	202,850
3.625% 10/30/42	194,000	184,276
Export Development Canada 2.625% 2/21/24	500,000	510,720
Hungarian Republic:
5.375% 3/25/24	140,000	147,851
7.625% 3/29/41	60,000	86,724
Indonesian Republic:
2.85% 2/14/30	200,000	197,538
3.5% 2/14/50	400,000	369,825
4.35% 1/11/48	250,000	255,340
Israeli State:
3.25% 1/17/28	760,000	796,100
3.375% 1/15/50	275,000	268,458
4.5% 1/30/43	200,000	235,436
Italian Republic:
1.25% 2/17/26	1,161,000	1,101,727
2.375% 10/17/24	400,000	401,574
3.875% 5/6/51	200,000	193,991
Korean Republic 2.75% 1/19/27	570,000	587,117
Manitoba Province 2.6% 4/16/24	870,000	886,930
Ontario Province:
1.125% 10/7/30	511,000	468,812
2.3% 6/15/26	70,000	70,869
2.5% 4/27/26	300,000	306,429
3.05% 1/29/24	100,000	102,670
Panamanian Republic:
3.16% 1/23/30	400,000	392,575
4.5% 4/16/50	400,000	388,575
6.7% 1/26/36	240,000	294,945
Peruvian Republic:
1.862% 12/1/32	300,000	256,931
2.78% 12/1/60	70,000	53,257
3.55% 3/10/51	250,000	226,688
4.125% 8/25/27	250,000	263,250
6.55% 3/14/37	275,000	348,098
7.35% 7/21/25	430,000	493,237
Philippine Republic:
2.65% 12/10/45	610,000	496,455
3% 2/1/28	200,000	201,772
6.375% 10/23/34	130,000	165,764
9.5% 2/2/30	70,000	100,195
Polish Government 5% 3/23/22	130,000	130,017
Quebec Province:
2.5% 4/9/24	130,000	132,387
2.5% 4/20/26	590,000	603,080
2.75% 4/12/27	320,000	332,029
United Mexican States:
3.5% 2/12/34	1,226,000	1,148,762
4.6% 2/10/48	270,000	257,580
4.75% 4/27/32	200,000	213,400
5% 4/27/51	755,000	765,193
5.55% 1/21/45	250,000	272,750
6.05% 1/11/40	120,000	136,740
Uruguay Republic:
4.375% 10/27/27	140,000	151,489
4.975% 4/20/55	242,000	285,530
7.625% 3/21/36	130,000	185,234
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $19,199,545)		18,145,203

Supranational Obligations - 1.4%
African Development Bank:
0.875% 7/22/26	200,000	192,038
3% 9/20/23	80,000	81,939
Asian Development Bank:
0.375% 9/3/25	700,000	666,141
0.75% 10/8/30	150,000	136,432
1.5% 10/18/24	200,000	199,277
1.75% 9/13/22	83,000	83,371
1.875% 1/24/30	1,139,000	1,131,761
2.5% 11/2/27	20,000	20,646
2.625% 1/30/24	430,000	439,188
Asian Infrastructure Investment Bank 0.25% 9/29/23	600,000	589,408
Council of Europe Development Bank 1.375% 2/27/25	2,279,000	2,256,939
European Bank for Reconstruction & Development 0.25% 7/10/23	906,000	892,831
European Investment Bank:
0.25% 9/15/23	1,623,000	1,595,329
0.75% 9/23/30	400,000	363,433
0.875% 5/17/30	80,000	73,679
1.25% 2/14/31	630,000	595,841
2% 12/15/22	118,000	118,876
2.25% 8/15/22	685,000	689,528
2.25% 6/24/24	210,000	212,736
3.125% 12/14/23	110,000	113,259
Inter-American Development Bank:
0.625% 7/15/25	140,000	134,718
0.875% 4/20/26	400,000	384,013
1.5% 1/13/27	1,000,000	987,291
2.5% 1/18/23	1,945,000	1,970,050
4.375% 1/24/44	190,000	250,527
International Bank for Reconstruction & Development:
0.375% 7/28/25	350,000	333,821
0.5% 10/28/25	364,000	347,142
0.75% 8/26/30	1,433,000	1,302,009
0.875% 5/14/30	134,000	123,312
1.5% 8/28/24	90,000	89,765
1.625% 1/15/25	110,000	109,849
1.875% 10/27/26	320,000	320,789
2.5% 3/19/24	300,000	305,780
International Finance Corp.:
0.375% 7/16/25	160,000	152,696
0.75% 8/27/30	100,000	91,334
2.875% 7/31/23	39,000	39,825
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $17,850,286)		17,395,573

Bank Notes - 0.1%
Bank of Nova Scotia 2.45% 9/19/22	374,000	376,465
Citizens Bank NA:
2.25% 4/28/25	$250,000	$249,185
3.75% 2/18/26	250,000	262,473
Discover Bank:
2.7% 2/6/30	500,000	481,734
3.35% 2/6/23	250,000	253,322
TOTAL BANK NOTES
(Cost $1,628,605)		1,623,179
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.07% (e)
(Cost $9,104,558)	9,102,948	9,104,769
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,334,092,605)		1,295,588,199
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(12,055,268)
NET ASSETS - 100%		$1,283,532,931

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,100,820 or 0.3% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$49,152,407	$195,378,329	$235,425,967	$6,646	$--	$--	$9,104,769	0.0%
Total	$49,152,407	$195,378,329	$235,425,967	$6,646	$--	$--	$9,104,769

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$329,015,795	$--	$329,015,795	$--
U.S. Government and Government Agency Obligations	539,143,162	--	539,143,162	--
U.S. Government Agency - Mortgage Securities	354,704,560	--	354,704,560	--
Asset-Backed Securities	2,227,360	--	2,227,360	--
Commercial Mortgage Securities	17,418,027	--	17,418,027	--
Municipal Securities	6,810,571	--	6,810,571	--
Foreign Government and Government Agency Obligations	18,145,203	--	18,145,203	--
Supranational Obligations	17,395,573	--	17,395,573	--
Bank Notes	1,623,179	--	1,623,179	--
Money Market Funds	9,104,769	9,104,769	--	--
Total Investments in Securities:	$1,295,588,199	$9,104,769	$1,286,483,430	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,324,988,047)	$1,286,483,430
Fidelity Central Funds (cost $9,104,558)	9,104,769
Total Investment in Securities (cost $1,334,092,605)		$1,295,588,199
Receivable for investments sold		2,728,339
Receivable for fund shares sold		3,853,320
Interest receivable		5,131,218
Distributions receivable from Fidelity Central Funds		347
Total assets		1,307,301,423
Liabilities
Payable for investments purchased
Regular delivery	$5,855,853
Delayed delivery	16,679,109
Payable for fund shares redeemed	1,232,357
Distributions payable	1,173
Total liabilities		23,768,492
Net Assets		$1,283,532,931
Net Assets consist of:
Paid in capital		$1,324,435,386
Total accumulated earnings (loss)		(40,902,455)
Net Assets		$1,283,532,931
Net Asset Value, offering price and redemption price per share ($1,283,532,931 ÷ 126,332,402 shares)		$10.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$9,315,979
Income from Fidelity Central Funds		6,646
Total income		9,322,625
Expenses
Independent trustees' fees and expenses	$1,928
Total expenses before reductions	1,928
Expense reductions	(141)
Total expenses after reductions		1,787
Net investment income (loss)		9,320,838
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	$(1,287,448)
Total net realized gain (loss)		(1,287,448)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(60,515,807)
TBA sale commitments	32,435
Total change in net unrealized appreciation (depreciation)		(60,483,372)
Net gain (loss)		(61,770,820)
Net increase (decrease) in net assets resulting from operations		$(52,449,982)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,320,838	$12,537,254
Net realized gain (loss)	(1,287,448)	(1,211,838)
Change in net unrealized appreciation (depreciation)	(60,483,372)	(8,523,130)
Net increase (decrease) in net assets resulting from operations	(52,449,982)	2,802,286
Distributions to shareholders	(9,598,373)	(17,786,390)
Share transactions
Proceeds from sales of shares	360,438,700	745,765,366
Reinvestment of distributions	9,589,075	17,761,481
Cost of shares redeemed	(171,092,017)	(186,862,389)
Net increase (decrease) in net assets resulting from share transactions	198,935,758	576,664,458
Total increase (decrease) in net assets	136,887,403	561,680,354
Net Assets
Beginning of period	1,146,645,528	584,965,174
End of period	$1,283,532,931	$1,146,645,528
Other Information
Shares
Sold	34,461,691	69,856,317
Issued in reinvestment of distributions	919,120	1,654,413
Redeemed	(16,393,374)	(17,480,061)
Net increase (decrease)	18,987,437	54,030,669

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex U.S. Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.68	$10.97	$10.57	$9.86	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.080	.159	.256	.306	.275	.110
Net realized and unrealized gain (loss)	(.518)	(.192)	.420	.688	(.390)	.288
Total from investment operations	(.438)	(.033)	.676	.994	(.115)	.398
Distributions from net investment income	(.082)	(.163)	(.256)	(.284)	(.258)	(.108)
Distributions from net realized gain	–	(.094)	(.020)	–	(.057)	–
Total distributions	(.082)	(.257)	(.276)	(.284)	(.315)	(.108)
Net asset value, end of period	$10.16	$10.68	$10.97	$10.57	$9.86	$10.29
Total ReturnD,E	(4.12)%	(.29)%	6.50%	10.28%	(1.12)%	3.99%
Ratios to Average Net AssetsC,F,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	-%	-%	- %I
Net investment income (loss)	1.54%I	1.50%	2.40%	3.06%	2.82%	2.24%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,283,533	$1,146,646	$584,965	$354,791	$229,769	$66,429
Portfolio turnover rateJ	75%I	115%	79%	85%	102%	129%K

 A For the period March 9, 2017 (commencement of operations) through August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Flex U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,201,269
Gross unrealized depreciation	(46,788,895)
Net unrealized appreciation (depreciation)	$(37,587,626)
Tax cost	$1,333,175,825

The Fund elected to defer to its next fiscal year approximately $1,084,448 of capital losses recognized during the period November 1, 2020 to August 31, 2021.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex U.S. Bond Index Fund	224,816,095	217,727,706

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $141.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Flex U.S. Bond Index Fund	- %-C
Actual		$1,000.00	$958.80	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs. The Board noted that there was a portfolio management change for the fund in October 2020.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZUB-SANN-0422
1.9881610.104

Fidelity Flex® Funds

Fidelity Flex® Short-Term Bond Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	52.6%
AAA	8.2%
AA	0.8%
A	19.5%
BBB	15.6%
BB and Below	0.7%
Short-Term Investments and Net Other Assets	2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	37.0%
U.S. Government and U.S. Government Agency Obligations	52.6%
Asset-Backed Securities	6.3%
CMOs and Other Mortgage Related Securities	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 8.0%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 0.9% 3/25/24	$20,000	$19,656
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5491% 3/22/24 (a)(b)	11,000	11,028
0.75% 3/22/24	8,000	7,830
		38,514
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	25,000	25,183
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8143% 3/22/22 (a)(b)	15,000	15,002
T-Mobile U.S.A., Inc. 3.5% 4/15/25	10,000	10,280
		25,282

TOTAL COMMUNICATION SERVICES		88,979

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 1.4%
BMW U.S. Capital LLC 3.45% 4/12/23 (c)	25,000	25,465
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (a)(b)	50,000	50,468
1.25% 1/8/26	15,000	14,154
		90,087
Distributors - 0.1%
Genuine Parts Co. 1.75% 2/1/25	10,000	9,830
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp. 2.05% 4/23/22	14,000	14,025

TOTAL CONSUMER DISCRETIONARY		113,942

CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	20,000	19,503
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (c)	3,000	2,976
0.8% 2/10/24 (c)	4,000	3,904
		6,880
Food Products - 0.2%
Conagra Brands, Inc. 0.5% 8/11/23	11,000	10,783
Tobacco - 1.0%
BAT Capital Corp. 3.222% 8/15/24	25,000	25,299
BAT International Finance PLC 1.668% 3/25/26	20,000	18,993
Philip Morris International, Inc.:
1.125% 5/1/23	11,000	10,962
2.875% 5/1/24	10,000	10,195
		65,449

TOTAL CONSUMER STAPLES		102,615

ENERGY - 2.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	3,000	2,970
Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	8,000	7,857
Chevron Corp. 1.141% 5/11/23	11,000	10,960
ConocoPhillips Co. 2.4% 3/7/25 (d)	7,000	7,007
Enbridge, Inc.:
0.55% 10/4/23	25,000	24,471
2.15% 2/16/24	3,000	3,004
2.5% 2/14/25	3,000	3,010
Energy Transfer LP:
3.6% 2/1/23	7,000	7,074
4.2% 9/15/23	4,000	4,113
4.25% 3/15/23	10,000	10,191
Kinder Morgan Energy Partners LP 3.5% 9/1/23	7,000	7,128
MPLX LP:
1.75% 3/1/26	19,000	18,209
4.5% 7/15/23	2,000	2,053
Occidental Petroleum Corp. 2.9% 8/15/24	5,000	5,006
Phillips 66 Co.:
0.9% 2/15/24	20,000	19,648
3.7% 4/6/23	31,000	31,669
Pioneer Natural Resources Co. 0.55% 5/15/23	13,000	12,832
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,000	9,000
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 1.8444% 1/13/23 (a)(b)	5,000	4,981
		188,213

TOTAL ENERGY		191,183

FINANCIALS - 18.2%
Banks - 11.9%
Bank of America Corp.:
0.81% 10/24/24 (a)	20,000	19,520
0.976% 4/22/25 (a)	20,000	19,382
3.004% 12/20/23 (a)	100,000	100,889
Bank of Montreal 1.85% 5/1/25	25,000	24,705
Bank of Nova Scotia:
0.55% 9/15/23	25,000	24,551
2% 11/15/22	25,000	25,166
BNP Paribas SA 3.25% 3/3/23	25,000	25,388
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	25,000	24,576
0.95% 6/23/23	20,000	19,792
Citigroup, Inc.:
0.981% 5/1/25 (a)	9,000	8,742
3.106% 4/8/26 (a)	25,000	25,327
JPMorgan Chase & Co.:
0.697% 3/16/24 (a)	10,000	9,874
0.824% 6/1/25 (a)	13,000	12,578
1.514% 6/1/24 (a)	35,000	34,864
Mizuho Financial Group, Inc. 0.849% 9/8/24 (a)	200,000	195,937
Royal Bank of Canada:
1.6% 4/17/23	25,000	25,027
2.55% 7/16/24	15,000	15,160
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	10,000	10,194
Synovus Financial Corp. 3.125% 11/1/22	30,000	30,183
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 0.5291% 1/27/23 (a)(b)	25,000	25,048
0.25% 1/6/23	20,000	19,835
Wells Fargo & Co.:
1.654% 6/2/24 (a)	60,000	59,792
2.164% 2/11/26 (a)	25,000	24,696
		781,226
Capital Markets - 2.1%
Bank of New York Mellon Corp.:
1.6% 4/24/25	8,000	7,878
2.95% 1/29/23	20,000	20,254
Goldman Sachs Group, Inc.:
0.523% 3/8/23	10,000	9,930
0.627% 11/17/23 (a)	20,000	19,835
2.905% 7/24/23 (a)	10,000	10,052
Intercontinental Exchange, Inc. 0.7% 6/15/23	13,000	12,843
Morgan Stanley:
0.529% 1/25/24 (a)	15,000	14,825
0.731% 4/5/24 (a)	15,000	14,793
4% 7/23/25	25,000	26,184
		136,594
Consumer Finance - 2.1%
Ally Financial, Inc.:
1.45% 10/2/23	2,000	1,975
5.125% 9/30/24	10,000	10,597
American Express Co. 2.65% 12/2/22	30,000	30,330
Capital One Financial Corp.:
1.343% 12/6/24 (a)	25,000	24,624
2.6% 5/11/23	8,000	8,067
Hyundai Capital America 1% 9/17/24 (c)	16,000	15,386
Synchrony Financial:
4.25% 8/15/24	21,000	21,764
4.375% 3/19/24	14,000	14,477
Toyota Motor Credit Corp. 0.5% 8/14/23	8,000	7,882
		135,102
Diversified Financial Services - 0.8%
Athene Global Funding:
0.95% 1/8/24 (c)	15,000	14,660
1% 4/16/24 (c)	10,000	9,736
1.716% 1/7/25 (c)	10,000	9,755
Equitable Holdings, Inc. 3.9% 4/20/23	2,000	2,046
Jackson Financial, Inc. 1.125% 11/22/23 (c)	18,000	17,708
		53,905
Insurance - 1.3%
Equitable Financial Life Global Funding:
0.5% 11/17/23 (c)	25,000	24,474
1.1% 11/12/24 (c)	25,000	24,159
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (c)	7,000	6,650
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.3792% 3/25/24 (a)(b)(c)	17,000	17,011
Pacific Life Global Funding II 1.2% 6/24/25 (c)	10,000	9,656
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.499% 4/12/24 (a)(b)(c)	7,000	7,013
		88,963

TOTAL FINANCIALS		1,195,790

HEALTH CARE - 2.9%
Biotechnology - 0.7%
AbbVie, Inc.:
2.3% 11/21/22	20,000	20,123
2.9% 11/6/22	25,000	25,248
		45,371
Health Care Providers & Services - 0.9%
Anthem, Inc.:
0.45% 3/15/23	17,000	16,819
3.125% 5/15/22	10,000	10,046
Cigna Corp.:
0.613% 3/15/24	4,000	3,898
3.05% 11/30/22	10,000	10,125
Humana, Inc. 0.65% 8/3/23	17,000	16,734
		57,622
Life Sciences Tools & Services - 0.7%
PerkinElmer, Inc. 0.85% 9/15/24	20,000	19,295
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	25,000	24,419
		43,714
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC 0.7% 5/28/24	13,000	12,653
Bristol-Myers Squibb Co. 3.25% 2/20/23	18,000	18,312
Mylan NV 3.125% 1/15/23 (c)	12,000	12,119
		43,084

TOTAL HEALTH CARE		189,791

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	10,000	9,959
1.95% 2/1/24	10,000	9,960
4.875% 5/1/25	10,000	10,631
		30,550
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	15,000	14,810
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	20,000	18,863
Machinery - 0.4%
Caterpillar Financial Services Corp. 0.25% 3/1/23	25,000	24,741
Road & Rail - 0.4%
Canadian Pacific Railway Co. 1.35% 12/2/24	26,000	25,365
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
0.7% 2/15/24	7,000	6,783
0.8% 8/18/24	7,000	6,729
International Lease Finance Corp. 5.875% 8/15/22	25,000	25,484
		38,996
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (c)	2,000	2,004

TOTAL INDUSTRIALS		155,329

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 5.45% 6/15/23	8,000	8,327
IT Services - 0.1%
PayPal Holdings, Inc. 1.35% 6/1/23	6,000	5,981
The Western Union Co. 2.85% 1/10/25	3,000	3,037
		9,018
Semiconductors& Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.2992% 10/1/24 (a)(b)	8,000	7,998
Microchip Technology, Inc. 0.983% 9/1/24 (c)	9,000	8,660
		16,658
Software - 0.4%
VMware, Inc.:
0.6% 8/15/23	17,000	16,691
1% 8/15/24	11,000	10,682
		27,373
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	13,000	12,915

TOTAL INFORMATION TECHNOLOGY		74,291

MATERIALS - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (c)	6,000	6,107
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (c)	2,000	1,994
The Mosaic Co. 3.25% 11/15/22	5,000	5,062
Westlake Corp. 0.875% 8/15/24	5,000	4,847
		18,010
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	5,000	4,786
Crown Castle International Corp. 1.35% 7/15/25	2,000	1,919
Welltower, Inc. 3.625% 3/15/24	6,000	6,163
		12,868
UTILITIES - 4.3%
Electric Utilities - 2.9%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.7028% 6/15/23 (a)(b)(c)	14,000	13,991
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2993% 6/10/23 (a)(b)	13,000	12,970
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 8/15/23 (a)(b)	25,000	24,963
Exelon Corp. 3.497% 6/1/22 (a)	20,000	20,062
FirstEnergy Corp.:
1.6% 1/15/26	2,000	1,880
2.05% 3/1/25	7,000	6,808
Florida Power & Light Co. 2.85% 4/1/25	4,000	4,085
ITC Holdings Corp. 2.7% 11/15/22	6,000	6,050
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.7496% 2/22/23 (a)(b)	25,000	24,973
0.65% 3/1/23	20,000	19,808
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.4698% 9/28/23 (a)(b)	8,000	7,979
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 0.52% 12/2/22 (a)(b)	25,000	25,019
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 0.4195% 5/10/23 (a)(b)	13,000	12,989
0.6% 2/26/24	6,000	5,819
		187,396
Gas Utilities - 0.6%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.5783% 3/9/23 (a)(b)	11,000	10,990
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6733% 3/2/23 (a)(b)	8,000	8,000
Dominion Gas Holdings LLC 2.5% 11/15/24	3,000	3,002
ONE Gas, Inc. 0.85% 3/11/23	20,000	19,833
		41,825
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	8,000	7,715
Multi-Utilities - 0.7%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.6995% 5/13/24 (a)(b)	12,000	12,002
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.7328% 9/15/23 (a)(b)	10,000	10,001
DTE Energy Co. 2.25% 11/1/22	20,000	20,120
NiSource, Inc. 0.95% 8/15/25	6,000	5,669
		47,792

TOTAL UTILITIES		284,728

TOTAL NONCONVERTIBLE BONDS
(Cost $2,449,735)		2,427,526

U.S. Treasury Obligations - 52.4%
U.S. Treasury Notes:
0.25% 5/15/24	$1,458,000	$1,417,507
0.25% 7/31/25	300,000	285,680
0.375% 10/31/23	545,000	535,718
0.375% 8/15/24	150,000	145,688
0.375% 4/30/25	418,000	401,362
0.75% 12/31/23	300,000	296,250
2.125% 3/31/24	350,000	354,471
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,502,995)		3,436,676

U.S. Government Agency - Mortgage Securities - 0.2%
Freddie Mac - 0.2%
3% 2/1/34
(Cost $10,291)	9,816	10,092

Asset-Backed Securities - 6.3%
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	$16,000	$15,714
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	20,000	19,532
Series 2021-A1 Class A1, 0.44% 9/15/26	18,000	17,500
Capital One Multi-Asset Execution Trust Series 2021-A3 Class A3, 1.04% 11/15/26	21,000	20,550
CarMax Auto Owner Trust:
Series 2018-4 Class A3, 3.36% 9/15/23	1,106	1,112
Series 2020-4 Class A3, 0.5% 8/15/25	10,000	9,880
Series 2021-1 Class A3, 0.34% 12/15/25	10,000	9,797
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	15,000	14,801
Series 2021-P3 Class A3, 0.7% 11/10/26	13,000	12,674
Discover Card Execution Note Trust Series 2021-A1 Class A1, 0.58% 9/15/26	20,000	19,379
Drive Auto Receivables Trust Series 2021-2 Class A2, 0.36% 5/15/24	9,887	9,869
Exeter Automobile Receivables Trust:
Series 2021-2A Class A3, 0.3% 10/15/24	6,000	5,989
Series 2021-3A Class A2, 0.34% 1/16/24	4,314	4,311
Ford Credit Auto Lease Trust Series 2020-B Class A3, 0.62% 8/15/23	8,732	8,732
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	24,000	23,604
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	12,000	11,842
GM Financial Securitized Term Automobile Receivables Trust Series 2019-1 Class A3, 2.97% 11/16/23	1,046	1,049
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (c)	100,000	98,400
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	13,000	12,835
Mercedes-Benz Auto Lease Trust:
Series 2019-B Class A3, 2% 10/17/22	366	367
Series 2020-A Class A3, 1.84% 12/15/22	1,929	1,932
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (c)	11,000	10,895
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (c)	15,000	14,793
Series 2021-A Class A3, 0.51% 7/22/24 (c)	9,000	8,871
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (c)	7,000	6,970
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (c)	13,000	12,729
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	12,000	11,661
Series 2021-2 Class A, 0.99% 4/20/28	20,000	19,561
Volvo Financial Equipment LLC Series 2019-1A Class A3, 3% 3/15/23 (c)	32	32
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	9,000	8,923
TOTAL ASSET-BACKED SECURITIES
(Cost $421,394)		414,304

Commercial Mortgage Securities - 1.5%
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	4,304	4,346
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	7,842	7,978
COMM Mortgage Trust:
sequential payer Series 2014-CR18 Class ASB, 3.452% 7/15/47	12,818	12,986
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,313	1,316
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.941% 7/15/32 (a)(b)(c)	10,000	9,750
GS Mortgage Securities Trust Series 2017-GS8 Class A1, 2.222% 11/10/50	2,215	2,221
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2012-CBX Class A4, 3.4834% 6/15/45	2,873	2,881
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (c)	10,000	10,025
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 0.675% 10/15/36 (a)(b)(c)	20,000	19,217
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	8,067	8,099
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	7,133	7,285
Series 2017-RC1 Class ASB, 3.453% 1/15/60	10,000	10,222
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	4,314	4,386
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $102,995)		100,712
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.07% (e)
(Cost $115,022)	114,999	115,022
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $6,602,432)		6,504,332
NET OTHER ASSETS (LIABILITIES) - 0.8%		54,976
NET ASSETS - 100%		$6,559,308

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $425,110 or 6.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$72,074	$923,169	$880,221	$54	$--	$--	$115,022	0.0%
Total	$72,074	$923,169	$880,221	$54	$--	$--	$115,022

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,427,526	$--	$2,427,526	$--
U.S. Government and Government Agency Obligations	3,436,676	--	3,436,676	--
U.S. Government Agency - Mortgage Securities	10,092	--	10,092	--
Asset-Backed Securities	414,304	--	414,304	--
Commercial Mortgage Securities	100,712	--	100,712	--
Money Market Funds	115,022	115,022	--	--
Total Investments in Securities:	$6,504,332	$115,022	$6,389,310	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,487,410)	$6,389,310
Fidelity Central Funds (cost $115,022)	115,022
Total Investment in Securities (cost $6,602,432)		$6,504,332
Cash		46,136
Receivable for investments sold		177,974
Receivable for fund shares sold		11,511
Interest receivable		16,806
Distributions receivable from Fidelity Central Funds		9
Total assets		6,756,768
Liabilities
Payable for investments purchased
Regular delivery	$190,468
Delayed delivery	6,992
Total liabilities		197,460
Net Assets		$6,559,308
Net Assets consist of:
Paid in capital		$6,646,186
Total accumulated earnings (loss)		(86,878)
Net Assets		$6,559,308
Net Asset Value, offering price and redemption price per share ($6,559,308 ÷ 664,344 shares)		$9.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$33,506
Income from Fidelity Central Funds		54
Total income		33,560
Expenses
Independent trustees' fees and expenses	$11
Total expenses		11
Net investment income (loss)		33,549
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,020
Total net realized gain (loss)		12,020
Change in net unrealized appreciation (depreciation) on investment securities		(165,262)
Net gain (loss)		(153,242)
Net increase (decrease) in net assets resulting from operations		$(119,693)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,549	$99,054
Net realized gain (loss)	12,020	37,426
Change in net unrealized appreciation (depreciation)	(165,262)	(91,219)
Net increase (decrease) in net assets resulting from operations	(119,693)	45,261
Distributions to shareholders	(73,910)	(166,142)
Share transactions
Proceeds from sales of shares	123,611	481,353
Reinvestment of distributions	73,909	166,142
Cost of shares redeemed	(240,888)	(412,915)
Net increase (decrease) in net assets resulting from share transactions	(43,368)	234,580
Total increase (decrease) in net assets	(236,971)	113,699
Net Assets
Beginning of period	6,796,279	6,682,580
End of period	$6,559,308	$6,796,279
Other Information
Shares
Sold	12,359	47,148
Issued in reinvestment of distributions	7,359	16,241
Redeemed	(23,874)	(40,449)
Net increase (decrease)	(4,156)	22,940

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Short-Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.17	$10.35	$10.14	$9.89	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.051	.150	.220	.251	.206	.085
Net realized and unrealized gain (loss)	(.239)	(.076)	.205	.227	(.148)	.038
Total from investment operations	(.188)	.074	.425	.478	.058	.123
Distributions from net investment income	(.061)	(.160)	(.215)	(.228)	(.196)	(.083)
Distributions from net realized gain	(.051)	(.094)	–	–	(.012)	–
Total distributions	(.112)	(.254)	(.215)	(.228)	(.208)	(.083)
Net asset value, end of period	$9.87	$10.17	$10.35	$10.14	$9.89	$10.04
Total ReturnD	(1.86)%	.72%	4.24%	4.90%	.59%	1.24%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	- %G	-%	-%	-%	-%	- %G
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	- %G
Expenses net of all reductions	- %G	-%	-%	-%	-%	- %G
Net investment income (loss)	1.02%G	1.47%	2.16%	2.52%	2.08%	1.74%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,559	$6,796	$6,683	$6,080	$5,696	$5,081
Portfolio turnover rateH	65%G	72%	84%	62%	61%	96%I

 A For the period March 7, 2017 (commencement of operations) through August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Flex Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,937
Gross unrealized depreciation	(105,295)
Net unrealized appreciation (depreciation)	$(94,358)
Tax cost	$6,598,690

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Short-Term Bond Fund	405,674	1,099,868

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Flex Short-Term Bond Fund	84%

In March 2022, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund will distribute all of its net assets to its shareholders on or about June 10, 2022. The Fund will be closed to new accounts on or about June 3, 2022, with certain exceptions.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Flex Short-Term Bond Fund	-- %C
Actual		$1,000.00	$981.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity’s global investment organization, and that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZSB-SANN-0422
1.9881602.104

Fidelity® Sustainability Bond Index Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	69.8%
AAA	3.2%
AA	1.6%
A	11.9%
BBB	14.0%
Short-Term Investments and Net Other Assets*	(0.5)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	26.2%
U.S. Government and U.S. Government Agency Obligations	69.8%
Asset-Backed Securities	0.2%
CMOs and Other Mortgage Related Securities	0.7%
Other Investments	3.6%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.5)%

 * Foreign investments - 8.7%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
1.65% 2/1/28	$100,000	$94,271
2.75% 6/1/31	150,000	145,983
3.5% 9/15/53	321,000	293,521
3.55% 9/15/55	254,000	230,323
3.65% 9/15/59	125,000	113,396
3.85% 6/1/60	60,000	55,862
3.9% 3/11/24	800,000	827,695
4.65% 6/1/44	20,000	21,148
5.15% 3/15/42	60,000	67,882
British Telecommunications PLC 9.625% 12/15/30 (a)	55,000	77,557
Orange SA 5.5% 2/6/44	60,000	74,576
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	158,504
7.045% 6/20/36	106,000	137,714
Verizon Communications, Inc.:
0.85% 11/20/25	135,000	128,410
1.5% 9/18/30	400,000	353,305
2.355% 3/15/32 (b)	201,000	187,682
2.85% 9/3/41	50,000	44,732
2.987% 10/30/56	123,000	104,873
3.55% 3/22/51	140,000	135,588
4% 3/22/50	38,000	38,996
4.016% 12/3/29	200,000	214,631
4.75% 11/1/41	189,000	211,585
		3,718,234
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	47,728
2.65% 1/13/31	50,000	49,518
3.6% 1/13/51	20,000	20,236
3.8% 3/22/30	80,000	85,740
4.7% 3/23/50	20,000	23,652
6.2% 12/15/34	225,000	290,531
		517,405
Interactive Media & Services - 0.0%
Alphabet, Inc.:
0.45% 8/15/25	50,000	47,382
1.1% 8/15/30	60,000	54,157
2.05% 8/15/50	60,000	48,418
		149,957
Media - 0.6%
Comcast Corp.:
1.5% 2/15/31	300,000	266,674
1.95% 1/15/31	180,000	165,760
2.45% 8/15/52	100,000	80,574
2.65% 2/1/30	100,000	97,949
2.937% 11/1/56 (b)	190,000	159,918
2.987% 11/1/63 (b)	95,000	79,096
3.4% 4/1/30	30,000	30,945
3.45% 2/1/50	100,000	93,293
3.75% 4/1/40	10,000	10,098
4.65% 7/15/42	50,000	56,654
Discovery Communications LLC:
3.625% 5/15/30	69,000	69,380
4.65% 5/15/50	70,000	71,559
5.3% 5/15/49	20,000	21,707
Fox Corp. 4.709% 1/25/29	130,000	141,887
Grupo Televisa SA de CV 6.625% 1/15/40	60,000	75,293
Paramount Global:
4.95% 1/15/31	100,000	110,006
4.95% 5/19/50	90,000	98,229
TWDC Enterprises 18 Corp. 4.125% 12/1/41	55,000	58,661
		1,687,683
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 4.3% 2/15/48	100,000	99,442
T-Mobile U.S.A., Inc.:
3.5% 4/15/25	530,000	544,851
3.875% 4/15/30	230,000	237,841
4.5% 4/15/50	62,000	64,639
Vodafone Group PLC:
4.125% 5/30/25	120,000	126,082
4.375% 5/30/28	25,000	27,042
5% 5/30/38	43,000	48,809
5.125% 6/19/59	60,000	68,405
5.25% 5/30/48	20,000	22,925
6.15% 2/27/37	50,000	61,380
		1,301,416

TOTAL COMMUNICATION SERVICES		7,374,695

CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Lear Corp. 3.5% 5/30/30	50,000	50,295
Automobiles - 0.5%
American Honda Finance Corp. 1.2% 7/8/25	360,000	348,770
General Motors Co. 5.2% 4/1/45	120,000	129,967
General Motors Financial Co., Inc.:
1.25% 1/8/26	555,000	523,686
2.7% 8/20/27	145,000	141,911
5.65% 1/17/29	80,000	89,932
Toyota Motor Corp. 2.358% 7/2/24	60,000	60,429
		1,294,695
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	66,341
Hotels, Restaurants & Leisure - 0.4%
Expedia, Inc. 3.8% 2/15/28	100,000	102,799
Marriott International, Inc. 3.5% 10/15/32	80,000	79,764
McDonald's Corp.:
3.3% 7/1/25	11,000	11,317
3.5% 7/1/27	20,000	20,954
3.6% 7/1/30	165,000	173,078
3.7% 1/30/26	155,000	163,188
4.2% 4/1/50	18,000	19,243
4.45% 9/1/48	64,000	70,118
6.3% 3/1/38	60,000	78,356
Starbucks Corp.:
2% 3/12/27	170,000	166,259
2.55% 11/15/30	100,000	96,040
3.8% 8/15/25	50,000	52,370
4.5% 11/15/48	32,000	34,691
		1,068,177
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	179,696
Amazon.com, Inc.:
1% 5/12/26	193,000	185,853
2.1% 5/12/31	193,000	185,795
3.1% 5/12/51	193,000	186,558
3.15% 8/22/27	240,000	250,804
4.25% 8/22/57	50,000	57,833
eBay, Inc. 1.4% 5/10/26	118,000	112,942
		1,159,481
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29	65,000	68,030
Multiline Retail - 0.0%
Target Corp.:
3.9% 11/15/47	25,000	27,368
4% 7/1/42	50,000	55,439
		82,807
Specialty Retail - 0.4%
AutoZone, Inc. 3.75% 6/1/27	50,000	52,734
Lowe's Companies, Inc.:
1.7% 10/15/30	100,000	89,972
3% 10/15/50	60,000	52,141
3.1% 5/3/27	34,000	35,015
4.05% 5/3/47	62,000	63,634
4.5% 4/15/30	50,000	55,149
5.125% 4/15/50	20,000	24,186
The Home Depot, Inc.:
2.375% 3/15/51	113,000	92,961
2.95% 6/15/29	280,000	286,358
3.3% 4/15/40	100,000	100,040
4.2% 4/1/43	50,000	55,258
4.5% 12/6/48	70,000	81,166
TJX Companies, Inc. 1.6% 5/15/31	125,000	113,241
		1,101,855
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	13,000	13,169
2.85% 3/27/30	20,000	20,326
3.375% 3/27/50	20,000	20,413
		53,908

TOTAL CONSUMER DISCRETIONARY		4,945,589

CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	90,000	88,541
5.085% 5/25/48	60,000	70,015
PepsiCo, Inc.:
1.4% 2/25/31	200,000	180,085
1.625% 5/1/30	83,000	77,410
2.375% 10/6/26	220,000	221,927
3.6% 8/13/42	105,000	108,154
The Coca-Cola Co.:
1.45% 6/1/27	20,000	19,170
1.65% 6/1/30	10,000	9,261
2.25% 1/5/32	205,000	197,739
2.5% 6/1/40	10,000	9,063
2.6% 6/1/50	10,000	8,772
2.75% 6/1/60	10,000	8,725
3.45% 3/25/30	60,000	63,404
4.2% 3/25/50	50,000	57,482
		1,119,748
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 1.375% 6/20/27	370,000	355,627
Kroger Co.:
1.7% 1/15/31	100,000	90,513
4.65% 1/15/48	30,000	33,443
Sysco Corp.:
3.3% 2/15/50	50,000	44,857
4.5% 4/1/46	50,000	53,067
5.95% 4/1/30	53,000	63,379
Walgreens Boots Alliance, Inc. 3.2% 4/15/30	70,000	70,723
Walmart, Inc.:
2.5% 9/22/41	150,000	137,653
3.3% 4/22/24	120,000	123,887
4.05% 6/29/48	130,000	147,236
		1,120,385
Food Products - 0.2%
Archer Daniels Midland Co. 4.016% 4/16/43	75,000	82,776
Campbell Soup Co.:
3.65% 3/15/23	8,000	8,152
3.95% 3/15/25	100,000	104,169
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	31,124
4.85% 11/1/28	55,000	60,546
5.4% 11/1/48	22,000	26,618
General Mills, Inc.:
2.6% 10/12/22	50,000	50,336
2.875% 4/15/30	13,000	12,995
Kellogg Co. 4.3% 5/15/28	50,000	54,471
Tyson Foods, Inc.:
4% 3/1/26	40,000	41,905
5.1% 9/28/48	40,000	48,030
		521,122
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	53,000	49,725
3.1% 3/26/30	7,000	7,239
Procter & Gamble Co.:
3% 3/25/30	36,000	37,511
3.6% 3/25/50	180,000	197,956
		292,431
Personal Products - 0.1%
Estee Lauder Companies, Inc. 1.95% 3/15/31	75,000	70,578

TOTAL CONSUMER STAPLES		3,124,264

ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 3.337% 12/15/27	150,000	154,598
Halliburton Co.:
2.92% 3/1/30	80,000	78,632
5% 11/15/45	86,000	95,629
		328,859
Oil, Gas & Consumable Fuels - 1.0%
Enbridge Energy Partners LP 7.5% 4/15/38	50,000	69,068
Enbridge, Inc. 3.4% 8/1/51	80,000	72,429
Energy Transfer LP 4.95% 5/15/28	55,000	58,856
Enterprise Products Operating LP:
3.3% 2/15/53	250,000	219,056
7.55% 4/15/38	55,000	74,600
Magellan Midstream Partners LP 4.85% 2/1/49	50,000	53,632
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	92,578
MPLX LP:
4.5% 4/15/38	48,000	49,395
4.875% 12/1/24	152,000	161,065
4.9% 4/15/58	50,000	51,262
ONEOK Partners LP 6.65% 10/1/36	50,000	60,466
ONEOK, Inc.:
6.35% 1/15/31	187,000	221,859
7.5% 9/1/23	119,000	127,000
Phillips 66 Co. 5.875% 5/1/42	54,000	68,110
Sabine Pass Liquefaction LLC 5% 3/15/27	160,000	173,598
Spectra Energy Partners LP 4.75% 3/15/24	215,000	224,725
The Williams Companies, Inc.:
3.75% 6/15/27	26,000	27,102
4.3% 3/4/24	149,000	154,498
TransCanada PipeLines Ltd. 4.1% 4/15/30	300,000	316,770
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	20,000	20,148
3.95% 5/15/50	50,000	49,466
4.45% 8/1/42	105,000	110,507
Valero Energy Corp.:
3.4% 9/15/26	50,000	51,419
4% 4/1/29	155,000	161,944
		2,669,553

TOTAL ENERGY		2,998,412

FINANCIALS - 10.5%
Banks - 6.1%
Banco Santander SA 1.849% 3/25/26	200,000	191,809
Bank of America Corp.:
0.981% 9/25/25 (a)	600,000	576,810
1.734% 7/22/27 (a)	43,000	41,046
2.087% 6/14/29 (a)	310,000	293,100
2.651% 3/11/32 (a)	80,000	76,499
2.676% 6/19/41 (a)	235,000	206,350
2.687% 4/22/32 (a)	43,000	41,356
3.004% 12/20/23 (a)	200,000	201,777
3.458% 3/15/25 (a)	120,000	122,303
3.55% 3/5/24 (a)	250,000	253,960
3.974% 2/7/30 (a)	35,000	36,656
4.083% 3/20/51 (a)	130,000	139,485
4.183% 11/25/27	95,000	99,810
4.271% 7/23/29 (a)	60,000	63,913
4.33% 3/15/50 (a)	50,000	55,478
4.75% 4/21/45	55,000	62,848
5.875% 2/7/42	135,000	175,020
Bank of Montreal 4.338% 10/5/28 (a)	170,000	174,972
Bank of Nova Scotia 4.5% 12/16/25	85,000	90,574
Barclays PLC:
2.852% 5/7/26 (a)	200,000	199,927
3.932% 5/7/25 (a)	200,000	205,679
4.338% 5/16/24 (a)	400,000	411,046
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (a)(c)	190,000	195,239
2.976% 11/5/30 (a)	290,000	286,142
3.106% 4/8/26 (a)	110,000	111,440
3.2% 10/21/26	191,000	194,745
3.875% 3/26/25	430,000	445,511
4.125% 7/25/28	154,000	161,895
4.65% 7/30/45	42,000	47,858
4.65% 7/23/48	65,000	75,980
5.875% 1/30/42	65,000	83,673
6.625% 6/15/32	60,000	75,375
Fifth Third Bancorp 3.95% 3/14/28	50,000	53,174
HSBC Holdings PLC:
2.804% 5/24/32 (a)	40,000	37,759
4.041% 3/13/28 (a)	211,000	218,638
4.292% 9/12/26 (a)	850,000	886,647
6.8% 6/1/38	100,000	130,202
7.625% 5/17/32	55,000	71,659
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	102,948
Japan Bank International Cooperation 1.25% 1/21/31	262,000	243,608
JPMorgan Chase & Co.:
0.653% 9/16/24(a)	1,200,000	1,176,914
0.969% 6/23/25 (a)	180,000	174,360
1.47% 9/22/27 (a)	170,000	160,445
2.069% 6/1/29 (a)	150,000	142,029
2.083% 4/22/26 (a)	20,000	19,701
2.525% 11/19/41 (a)	110,000	94,833
2.545% 11/8/32 (a)	180,000	171,971
2.956% 5/13/31 (a)	50,000	48,620
3.559% 4/23/24 (a)	285,000	290,357
4.203% 7/23/29 (a)	30,000	31,910
4.452% 12/5/29 (a)	185,000	200,012
4.493% 3/24/31 (a)	200,000	219,527
4.95% 6/1/45	92,000	110,216
6.4% 5/15/38	86,000	115,271
KeyCorp 4.1% 4/30/28	55,000	58,989
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	210,515
4.65% 3/24/26	221,000	233,085
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (a)	200,000	189,723
2.801% 7/18/24	200,000	202,619
3.455% 3/2/23	260,000	264,744
4.286% 7/26/38	73,000	81,207
Mizuho Financial Group, Inc. 2.226% 5/25/26 (a)	400,000	394,764
NatWest Group PLC:
3.875% 9/12/23	200,000	204,836
4.519% 6/25/24 (a)	600,000	618,117
Oesterreichische Kontrollbank AG 0.375% 9/17/25	42,000	39,902
PNC Financial Services Group, Inc.:
1.15% 8/13/26	203,000	194,332
2.2% 11/1/24	80,000	80,318
Rabobank Nederland 5.25% 5/24/41	54,000	69,770
Rabobank Nederland New York Branch 0.375% 1/12/24	500,000	487,232
Royal Bank of Canada:
2.3% 11/3/31	55,000	52,001
2.55% 7/16/24	100,000	101,069
Santander Holdings U.S.A., Inc. 4.4% 7/13/27	73,000	76,890
Santander UK Group Holdings PLC 1.089% 3/15/25 (a)	200,000	194,012
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	200,000	193,025
2.142% 9/23/30	64,000	58,339
2.174% 1/14/27	270,000	263,533
2.348% 1/15/25	200,000	199,284
3.936% 10/16/23	120,000	123,828
SVB Financial Group 2.1% 5/15/28	67,000	64,158
The Toronto-Dominion Bank 0.55% 3/4/24	400,000	388,460
Truist Financial Corp.:
1.2% 8/5/25	200,000	192,676
1.267% 3/2/27 (a)	53,000	50,701
U.S. Bancorp:
1.375% 7/22/30	380,000	339,839
3.9% 4/26/28	94,000	100,507
Westpac Banking Corp.:
2.894% 2/4/30 (a)	100,000	98,791
3.35% 3/8/27	115,000	120,083
4.11% 7/24/34 (a)	200,000	206,507
		16,252,933
Capital Markets - 2.0%
Bank of New York Mellon Corp.:
0.35% 12/7/23	370,000	362,064
1.8% 7/28/31	47,000	43,158
BlackRock, Inc. 3.2% 3/15/27	150,000	156,677
Charles Schwab Corp.:
1.65% 3/11/31	50,000	45,416
2% 3/20/28	115,000	111,617
CI Financial Corp. 3.2% 12/17/30	55,000	51,820
Credit Suisse AG 0.495% 2/2/24	400,000	387,284
Deutsche Bank AG 4.1% 1/13/26	85,000	88,650
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (a)	150,000	143,331
3.3% 11/16/22	100,000	101,067
3.7% 5/30/24	100,000	102,574
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (a)	230,000	219,702
1.093% 12/9/26 (a)	100,000	94,068
1.948% 10/21/27 (a)	260,000	249,119
2.383% 7/21/32 (a)	100,000	92,697
2.615% 4/22/32 (a)	65,000	61,454
3.436% 2/24/43 (a)	85,000	81,822
3.691% 6/5/28 (a)	260,000	269,157
4.411% 4/23/39 (a)	90,000	96,900
6.25% 2/1/41	75,000	98,363
6.75% 10/1/37	180,000	236,502
Intercontinental Exchange, Inc.:
1.85% 9/15/32	140,000	124,588
2.65% 9/15/40	90,000	79,631
3.75% 9/21/28	20,000	21,128
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
4.15% 1/23/30	60,000	62,981
4.85% 1/15/27	50,000	54,437
Moody's Corp. 4.875% 12/17/48	40,000	46,528
Morgan Stanley:
1.512% 7/20/27 (a)	70,000	66,315
1.593% 5/4/27 (a)	60,000	57,062
1.794% 2/13/32 (a)	195,000	174,058
2.239% 7/21/32 (a)	70,000	64,446
2.699% 1/22/31 (a)	360,000	348,321
3.217% 4/22/42 (a)	175,000	167,047
3.625% 1/20/27	268,000	279,191
3.737% 4/24/24(a)	200,000	203,730
5.597% 3/24/51 (a)	50,000	66,632
NASDAQ, Inc. 1.65% 1/15/31	55,000	48,428
Nomura Holdings, Inc. 1.653% 7/14/26	215,000	203,990
Northern Trust Corp. 1.95% 5/1/30	50,000	47,540
State Street Corp. 1.684% 11/18/27 (a)	70,000	67,818
		5,277,313
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	150,000	144,717
3.4% 10/29/33	150,000	141,643
3.5% 1/15/25	150,000	152,166
Ally Financial, Inc.:
3.05% 6/5/23	90,000	91,068
5.125% 9/30/24	250,000	264,913
5.8% 5/1/25	50,000	54,108
American Express Co.:
2.5% 7/30/24	124,000	125,760
3.4% 2/22/24	80,000	82,304
Capital One Financial Corp.:
3.75% 7/28/26	85,000	87,869
3.8% 1/31/28	160,000	166,595
Discover Financial Services:
3.85% 11/21/22	141,000	143,448
4.5% 1/30/26	102,000	108,552
GE Capital International Funding Co. 4.418% 11/15/35	325,000	365,361
John Deere Capital Corp.:
3.35% 6/12/24	140,000	144,051
3.45% 3/7/29	60,000	63,434
Synchrony Financial 4.5% 7/23/25	68,000	71,382
Toyota Motor Credit Corp.:
2.15% 9/8/22	500,000	502,718
3% 4/1/25	330,000	337,857
		3,047,946
Diversified Financial Services - 0.6%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	196,268
Brixmor Operating Partnership LP:
4.05% 7/1/30	12,000	12,449
4.125% 5/15/29	9,000	9,517
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	30,015
2.6% 11/15/29	20,000	19,516
3.4% 11/15/49	20,000	19,600
Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	107,048
5% 4/20/48	16,000	17,777
KfW:
0% 4/18/36	125,000	92,338
2.375% 12/29/22	863,000	872,537
2.625% 2/28/24	230,000	235,033
Landwirtschaftliche Rentenbank 3.125% 11/14/23	30,000	30,839
		1,642,937
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	50,000	44,749
3.05% 12/15/61	50,000	44,664
3.35% 5/3/26	144,000	149,562
Allstate Corp. 1.45% 12/15/30	230,000	206,475
American International Group, Inc.:
4.375% 6/30/50	50,000	55,252
4.5% 7/16/44	127,000	140,901
5.75% 4/1/48 (a)	60,000	61,650
Aon PLC 4.75% 5/15/45	68,000	75,610
Hartford Financial Services Group, Inc. 2.8% 8/19/29	135,000	133,821
Lincoln National Corp.:
3.8% 3/1/28	76,000	80,267
4.375% 6/15/50	80,000	87,372
Marsh & McLennan Companies, Inc.:
4.75% 3/15/39	55,000	63,028
4.9% 3/15/49	33,000	39,495
MetLife, Inc.:
4.125% 8/13/42	60,000	64,038
4.55% 3/23/30	200,000	224,429
Progressive Corp.:
4.125% 4/15/47	50,000	54,928
4.2% 3/15/48	10,000	11,134
Prudential Financial, Inc.:
3.7% 10/1/50 (a)	55,000	50,600
4.35% 2/25/50	140,000	156,540
The Travelers Companies, Inc. 5.35% 11/1/40	125,000	155,107
Willis Group North America, Inc. 2.95% 9/15/29	93,000	91,094
		1,990,716

TOTAL FINANCIALS		28,211,845

HEALTH CARE - 2.8%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	10,000	10,095
2.95% 11/21/26	10,000	10,181
3.2% 11/21/29	20,000	20,255
3.6% 5/14/25	180,000	185,916
4.05% 11/21/39	10,000	10,496
4.25% 11/21/49	310,000	329,633
4.7% 5/14/45	50,000	55,422
4.875% 11/14/48	120,000	137,835
Amgen, Inc.:
3.15% 2/21/40	105,000	98,104
3.375% 2/21/50	30,000	27,503
4.4% 5/1/45	178,000	189,123
Biogen, Inc. 3.25% 2/15/51 (b)	67,000	56,309
Gilead Sciences, Inc.:
2.8% 10/1/50	110,000	93,017
3.65% 3/1/26	175,000	182,485
4.8% 4/1/44	52,000	59,053
		1,465,427
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 5.3% 5/27/40	140,000	174,872
Baxter International, Inc.:
1.915% 2/1/27 (b)	60,000	58,170
2.539% 2/1/32 (b)	50,000	48,030
Becton, Dickinson & Co.:
2.823% 5/20/30	140,000	137,566
3.363% 6/6/24	25,000	25,614
Boston Scientific Corp. 2.65% 6/1/30	161,000	156,123
Medtronic, Inc. 4.375% 3/15/35	157,000	178,991
		779,366
Health Care Providers & Services - 1.2%
Aetna, Inc. 4.75% 3/15/44	40,000	45,325
Anthem, Inc.:
2.375% 1/15/25	190,000	190,697
3.65% 12/1/27	240,000	251,652
3.7% 9/15/49	10,000	9,893
4.101% 3/1/28	100,000	106,986
4.65% 1/15/43	65,000	72,892
Cigna Corp.:
1.25% 3/15/26	85,000	81,312
2.375% 3/15/31	100,000	94,256
3.75% 7/15/23	8,000	8,207
4.125% 11/15/25	12,000	12,644
4.375% 10/15/28	20,000	21,677
4.8% 8/15/38	69,000	76,868
4.8% 7/15/46	120,000	133,931
4.9% 12/15/48	19,000	21,582
CVS Health Corp.:
2.7% 8/21/40	310,000	270,597
4.3% 3/25/28	150,000	161,933
4.78% 3/25/38	42,000	46,967
4.875% 7/20/35	60,000	69,049
5.05% 3/25/48	60,000	70,060
HCA Holdings, Inc.:
4.125% 6/15/29	289,000	302,890
5.5% 6/15/47	50,000	58,495
Humana, Inc.:
3.125% 8/15/29	50,000	50,257
4.875% 4/1/30	114,000	128,190
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	24,172
2% 5/15/30	80,000	75,612
2.3% 5/15/31	286,000	275,529
2.375% 8/15/24	50,000	50,664
2.9% 5/15/50	36,000	32,952
3.7% 8/15/49	20,000	20,708
4.375% 3/15/42	55,000	61,360
5.8% 3/15/36	50,000	63,959
6.875% 2/15/38	185,000	263,067
		3,154,383
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	80,000	68,641
PerkinElmer, Inc. 2.25% 9/15/31	30,000	27,444
Thermo Fisher Scientific, Inc. 2.6% 10/1/29	150,000	147,774
		243,859
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC:
1.2% 5/28/26	90,000	86,250
2.25% 5/28/31	90,000	86,465
AstraZeneca PLC 4.375% 8/17/48	66,000	75,542
Bristol-Myers Squibb Co.:
2.35% 11/13/40	160,000	137,306
3.25% 2/20/23	124,000	126,147
3.4% 7/26/29	50,000	52,632
4.125% 6/15/39	50,000	54,801
4.55% 2/20/48	70,000	81,203
Eli Lilly & Co. 2.25% 5/15/50	70,000	58,346
GlaxoSmithKline Capital, Inc.:
3.375% 5/15/23	150,000	153,218
6.375% 5/15/38	62,000	84,709
Johnson & Johnson:
0.55% 9/1/25	60,000	57,193
1.3% 9/1/30	60,000	54,713
2.1% 9/1/40	60,000	51,381
2.45% 9/1/60	60,000	49,989
Merck & Co., Inc.:
2.45% 6/24/50	180,000	153,878
2.9% 3/7/24	150,000	153,425
Mylan NV 5.2% 4/15/48	83,000	89,362
Novartis Capital Corp. 3.7% 9/21/42	110,000	116,424
Viatris, Inc. 2.3% 6/22/27	105,000	100,740
		1,823,724

TOTAL HEALTH CARE		7,466,759

INDUSTRIALS - 1.5%
Air Freight & Logistics - 0.2%
FedEx Corp.:
3.25% 4/1/26	152,000	158,562
4.1% 4/15/43	50,000	50,697
4.95% 10/17/48	78,000	88,951
United Parcel Service, Inc.:
3.75% 11/15/47	58,000	62,682
5.3% 4/1/50	110,000	147,711
		508,603
Building Products - 0.3%
Carrier Global Corp. 2.242% 2/15/25	620,000	618,253
Johnson Controls International PLC 5.125% 9/14/45	50,000	60,531
Masco Corp.:
2% 2/15/31	29,000	26,291
3.125% 2/15/51	14,000	12,173
		717,248
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 1.75% 2/15/32	200,000	178,366
Waste Management, Inc. 2.5% 11/15/50	70,000	58,636
		237,002
Electrical Equipment - 0.1%
Eaton Corp.:
2.75% 11/2/22	137,000	138,327
4% 11/2/32	50,000	54,576
		192,903
Industrial Conglomerates - 0.1%
3M Co.:
2.375% 8/26/29	86,000	84,034
2.65% 4/15/25	8,000	8,126
3.05% 4/15/30	7,000	7,165
3.7% 4/15/50	8,000	8,211
4% 9/14/48	50,000	53,424
Roper Technologies, Inc.:
1% 9/15/25	30,000	28,536
1.4% 9/15/27	30,000	27,984
1.75% 2/15/31	30,000	26,524
2% 6/30/30	110,000	100,160
		344,164
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	40,000	39,297
1.1% 9/14/27	40,000	37,548
2.4% 8/9/26	140,000	141,439
Caterpillar, Inc.:
3.25% 9/19/49	50,000	49,208
5.2% 5/27/41	50,000	62,599
Deere & Co. 2.875% 9/7/49	80,000	73,393
Otis Worldwide Corp. 3.112% 2/15/40	50,000	46,173
Parker Hannifin Corp.:
2.7% 6/14/24	60,000	60,744
4.2% 11/21/34	75,000	80,762
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	50,000	51,799
		642,962
Road & Rail - 0.4%
Canadian National Railway Co.:
2.45% 5/1/50	40,000	33,373
2.75% 3/1/26	141,000	143,697
Canadian Pacific Railway Co.:
1.75% 12/2/26	130,000	126,083
2.45% 12/2/31	130,000	124,765
4.8% 8/1/45	60,000	69,088
CSX Corp.:
2.5% 5/15/51	115,000	94,755
4.5% 3/15/49	70,000	78,932
Kansas City Southern/Old 3.5% 5/1/50	50,000	47,744
Norfolk Southern Corp.:
2.9% 6/15/26	100,000	102,350
3.155% 5/15/55	85,000	78,037
Union Pacific Corp.:
3.6% 9/15/37	145,000	148,887
3.839% 3/20/60	132,000	135,603
		1,183,314
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
1.875% 8/15/26	60,000	56,879
2.875% 1/15/26	50,000	49,807
3% 2/1/30	55,000	52,522
4.625% 10/1/28	52,000	55,146
		214,354

TOTAL INDUSTRIALS		4,040,550

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.1%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	173,664
Electronic Equipment & Components - 0.2%
Corning, Inc. 5.35% 11/15/48	20,000	25,011
Dell International LLC/EMC Corp.:
4% 7/15/24	144,000	149,412
4.9% 10/1/26	30,000	32,495
5.3% 10/1/29	80,000	89,217
8.1% 7/15/36	40,000	55,391
8.35% 7/15/46	134,000	203,209
		554,735
IT Services - 0.5%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	60,000	58,665
Fidelity National Information Services, Inc.:
1.15% 3/1/26	68,000	64,200
2.25% 3/1/31	50,000	45,525
Fiserv, Inc.:
3.5% 7/1/29	40,000	40,530
4.4% 7/1/49	120,000	127,911
Global Payments, Inc. 1.2% 3/1/26	122,000	115,154
IBM Corp.:
2.85% 5/15/40	135,000	122,968
2.95% 5/15/50	100,000	89,646
3.45% 2/19/26	166,000	173,490
MasterCard, Inc.:
3.3% 3/26/27	13,000	13,656
3.35% 3/26/30	18,000	18,853
3.85% 3/26/50	65,000	70,651
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	19,597
2.3% 6/1/30	50,000	47,628
The Western Union Co. 2.85% 1/10/25	20,000	20,249
Visa, Inc.:
1.9% 4/15/27	43,000	42,382
2.05% 4/15/30	70,000	67,792
2.7% 4/15/40	50,000	47,013
2.75% 9/15/27	205,000	210,025
4.3% 12/14/45	65,000	75,232
		1,471,167
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 2.8% 10/1/41	50,000	46,088
Applied Materials, Inc. 4.35% 4/1/47	26,000	29,905
Broadcom, Inc. 3.469% 4/15/34 (b)	400,000	386,130
Intel Corp.:
2.45% 11/15/29	50,000	48,823
3.7% 7/29/25	140,000	146,646
4.6% 3/25/40	100,000	113,205
4.75% 3/25/50	150,000	175,367
Lam Research Corp. 2.875% 6/15/50	50,000	44,596
NVIDIA Corp. 2% 6/15/31	215,000	202,177
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32 (b)	80,000	75,288
4.3% 6/18/29 (b)	125,000	133,165
Qualcomm, Inc. 4.65% 5/20/35	145,000	167,871
		1,569,261
Software - 0.7%
Microsoft Corp.:
2.525% 6/1/50	180,000	159,721
2.921% 3/17/52	276,000	263,532
3.3% 2/6/27	270,000	285,719
Oracle Corp.:
2.5% 4/1/25	60,000	59,919
2.65% 7/15/26	242,000	240,342
2.95% 4/1/30	80,000	77,325
3.6% 4/1/50	310,000	269,488
3.85% 4/1/60	170,000	146,512
Salesforce.com, Inc. 1.95% 7/15/31	195,000	184,242
VMware, Inc. 1.4% 8/15/26	97,000	91,936
		1,778,736
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	200,000	190,397
0.7% 2/8/26	160,000	153,001
1.25% 8/20/30	200,000	180,185
1.7% 9/11/22	120,000	120,558
1.7% 8/5/31	52,000	48,201
2.375% 2/8/41	160,000	142,507
2.85% 5/11/24	50,000	51,095
2.85% 8/5/61	51,000	45,310
2.95% 9/11/49	90,000	83,903
3.85% 5/4/43	177,000	190,328
HP, Inc. 6% 9/15/41	170,000	203,088
		1,408,573

TOTAL INFORMATION TECHNOLOGY		6,956,136

MATERIALS - 0.6%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	48,955
2.05% 5/15/30	20,000	19,123
2.8% 5/15/50	20,000	17,920
CF Industries Holdings, Inc. 5.15% 3/15/34	50,000	55,950
DuPont de Nemours, Inc.:
4.205% 11/15/23	20,000	20,715
4.725% 11/15/28	20,000	22,131
5.419% 11/15/48	62,000	77,808
Ecolab, Inc. 1.3% 1/30/31	125,000	111,198
LYB International Finance BV 4% 7/15/23	77,000	79,198
LYB International Finance II BV 3.5% 3/2/27	90,000	93,518
LYB International Finance III LLC:
3.375% 10/1/40	50,000	46,795
3.625% 4/1/51	50,000	47,216
Nutrien Ltd.:
3.95% 5/13/50	100,000	104,076
4.2% 4/1/29	6,000	6,481
5% 4/1/49	11,000	13,276
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	312,092
4.5% 6/1/47	54,000	59,233
The Dow Chemical Co.:
2.1% 11/15/30	100,000	93,246
4.8% 5/15/49	40,000	45,225
5.55% 11/30/48	30,000	37,812
The Mosaic Co. 4.25% 11/15/23	131,000	135,438
		1,447,406
Containers & Packaging - 0.0%
International Paper Co.:
4.35% 8/15/48	30,000	32,629
7.3% 11/15/39	50,000	70,470
		103,099
Metals & Mining - 0.1%
Newmont Corp. 5.45% 6/9/44	50,000	60,847
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	50,000	60,883
Rio Tinto Finance (U.S.A.) PLC 4.125% 8/21/42	50,000	54,568
		176,298

TOTAL MATERIALS		1,726,803

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc. 3% 5/18/51	100,000	87,690
American Tower Corp.:
1.3% 9/15/25	40,000	38,284
2.1% 6/15/30	60,000	54,329
3.1% 6/15/50	60,000	50,309
3.6% 1/15/28	110,000	112,842
Boston Properties, Inc. 3.25% 1/30/31	107,000	106,810
Crown Castle International Corp.:
1.35% 7/15/25	23,000	22,064
2.25% 1/15/31	145,000	130,682
3.15% 7/15/23	100,000	101,530
3.25% 1/15/51	47,000	40,325
Duke Realty LP 1.75% 2/1/31	100,000	90,039
ERP Operating LP 4.5% 7/1/44	50,000	57,132
Healthpeak Properties, Inc. 2.875% 1/15/31	210,000	206,412
Kilroy Realty LP 3.05% 2/15/30	50,000	48,982
Kimco Realty Corp.:
1.9% 3/1/28	110,000	103,974
2.8% 10/1/26	150,000	150,954
National Retail Properties, Inc. 3% 4/15/52	50,000	41,653
Prologis LP 1.625% 3/15/31	100,000	90,920
Realty Income Corp. 2.85% 12/15/32	55,000	53,486
Regency Centers LP 3.7% 6/15/30	50,000	52,145
Simon Property Group LP:
2.2% 2/1/31	100,000	93,545
2.65% 7/15/30	50,000	48,673
2.75% 6/1/23	75,000	75,762
3.375% 12/1/27	75,000	77,317
4.75% 3/15/42	55,000	62,213
UDR, Inc. 2.1% 6/15/33	35,000	30,935
Ventas Realty LP 4.875% 4/15/49	80,000	92,072
Welltower, Inc. 4.95% 9/1/48	36,000	42,715
		2,163,794
Real Estate Management & Development - 0.0%
Digital Realty Trust LP 3.7% 8/15/27	26,000	27,196
Essex Portfolio LP 2.65% 3/15/32	70,000	66,953
		94,149

TOTAL REAL ESTATE		2,257,943

UTILITIES - 0.6%
Electric Utilities - 0.3%
Baltimore Gas & Electric Co. 3.5% 8/15/46	50,000	49,601
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	90,000	86,706
Commonwealth Edison Co.:
3.8% 10/1/42	125,000	129,654
4% 3/1/48	86,000	91,732
Eversource Energy:
2.55% 3/15/31	125,000	119,231
2.9% 10/1/24	70,000	70,967
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	83,000	77,793
5.3% 6/1/42	85,000	104,433
PPL Electric Utilities Corp. 3% 10/1/49	30,000	27,684
Public Service Electric & Gas Co. 3.6% 12/1/47	87,000	88,015
		845,816
Gas Utilities - 0.0%
Atmos Energy Corp. 4.125% 10/15/44	75,000	78,087
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	44,000	43,926
3.95% 4/1/50	130,000	133,739
5.3% 3/1/35	50,000	58,448
5.5% 12/1/39	50,000	59,810
Sempra Energy:
3.4% 2/1/28	26,000	26,773
3.8% 2/1/38	30,000	30,344
4% 2/1/48	86,000	86,395
		439,435
Water Utilities - 0.1%
American Water Capital Corp.:
3.75% 9/1/47	50,000	49,863
6.593% 10/15/37	64,000	86,420
		136,283

TOTAL UTILITIES		1,499,621

TOTAL NONCONVERTIBLE BONDS
(Cost $73,200,902)		70,602,617

U.S. Government and Government Agency Obligations - 41.5%
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.375% 8/25/25	$95,000	$90,579
0.5% 6/17/25	240,000	230,373
0.625% 4/22/25	82,000	79,333
0.75% 10/8/27	125,000	117,470
0.875% 8/5/30	83,000	75,220
1.625% 10/15/24	70,000	69,988
1.75% 7/2/24	220,000	220,698
2.875% 9/12/23	150,000	153,375
6.625% 11/15/30	229,000	310,359
Federal Home Loan Bank:
0.375% 9/4/25	70,000	66,719
0.5% 4/14/25	105,000	101,149
1.5% 8/15/24	50,000	49,929
2.5% 2/13/24	80,000	81,598
3.25% 6/9/28	55,000	59,394
3.25% 11/16/28	10,000	10,806
Freddie Mac:
0.25% 8/24/23	250,000	246,126
0.25% 12/4/23	375,000	367,326
0.375% 7/21/25	160,000	152,938
0.375% 9/23/25	93,000	88,548
1.5% 2/12/25	120,000	119,405

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,691,333

U.S. Treasury Obligations - 40.5%
U.S. Treasury Bonds:
1.125% 5/15/40	1,303,000	1,083,628
1.125% 8/15/40	1,715,000	1,420,904
1.25% 5/15/50	1,807,000	1,441,506
1.375% 11/15/40	1,019,000	881,117
1.375% 8/15/50	1,239,000	1,019,997
1.625% 11/15/50	1,136,000	995,331
1.75% 8/15/41	1,982,000	1,816,627
1.875% 2/15/41	1,559,000	1,465,582
1.875% 2/15/51	771,000	717,753
1.875% 11/15/51	1,399,000	1,305,223
2% 11/15/41	1,136,000	1,087,543
2% 2/15/50	140,000	134,066
2% 8/15/51	1,784,000	1,711,246
2.25% 5/15/41	161,000	160,491
2.25% 8/15/46	6,000	5,937
2.25% 8/15/49	34,000	34,283
2.25% 2/15/52	410,000	417,688
2.375% 11/15/49	1,000	1,037
2.375% 5/15/51	612,000	638,130
2.5% 2/15/45	410,000	423,277
2.5% 2/15/46	89,000	92,167
2.5% 5/15/46	83,000	85,957
2.75% 8/15/42	41,000	44,150
2.75% 11/15/42	4,000	4,305
2.75% 11/15/47	23,000	25,216
2.875% 5/15/43	177,000	194,050
2.875% 8/15/45	165,000	182,016
2.875% 5/15/49	12,000	13,634
3% 5/15/42	13,000	14,561
3% 11/15/44	397,000	445,524
3% 5/15/45	1,171,000	1,316,277
3% 11/15/45	188,000	212,036
3% 5/15/47	17,000	19,359
3% 2/15/48	4,000	4,602
3% 8/15/48	28,000	32,307
3% 2/15/49	20,000	23,210
3.125% 11/15/41	75,000	85,421
3.125% 2/15/43	185,000	210,633
3.125% 8/15/44	863,000	986,854
3.125% 5/15/48	57,000	67,182
3.375% 5/15/44	198,000	235,048
3.375% 11/15/48	32,000	39,513
3.625% 8/15/43	332,000	407,011
3.625% 2/15/44	136,000	167,078
3.75% 8/15/41	48,000	59,483
3.75% 11/15/43	39,000	48,727
3.875% 8/15/40	20,000	25,116
4.375% 11/15/39	24,000	32,046
4.375% 5/15/40	45,000	60,140
4.5% 2/15/36	1,000	1,323
4.5% 5/15/38	45,000	60,514
5% 5/15/37	10,000	14,000
U.S. Treasury Notes:
0.125% 4/30/22	1,000	1,000
0.125% 5/31/22	1,000	999
0.125% 7/31/22	112,000	111,773
0.125% 9/30/22	3,000	2,989
0.125% 11/30/22	20,000	19,880
0.125% 1/31/23	11,000	10,905
0.125% 5/15/23	261,000	257,687
0.125% 7/15/23	2,064,000	2,032,234
0.125% 7/31/23	1,171,000	1,151,743
0.125% 8/15/23	1,059,000	1,040,840
0.125% 8/31/23	1,289,000	1,266,191
0.125% 9/15/23	1,000	982
0.125% 10/15/23	1,596,000	1,563,831
0.125% 2/15/24	65,000	63,317
0.25% 6/15/23	381,000	376,238
0.25% 9/30/23	2,555,000	2,510,787
0.25% 11/15/23	252,000	247,108
0.25% 3/15/24	108,000	105,296
0.25% 5/15/24	1,055,000	1,025,699
0.25% 5/31/25	1,383,000	1,320,549
0.25% 6/30/25	277,000	264,070
0.25% 7/31/25	2,639,000	2,513,029
0.25% 8/31/25	753,000	715,674
0.25% 9/30/25	1,104,000	1,047,851
0.25% 10/31/25	1,359,000	1,288,130
0.375% 3/31/22	206,000	206,032
0.375% 10/31/23	940,000	923,991
0.375% 4/15/24	301,000	293,839
0.375% 7/15/24	100,000	97,262
0.375% 8/15/24	285,000	276,806
0.375% 9/15/24	185,000	179,399
0.375% 4/30/25	1,070,000	1,027,409
0.375% 11/30/25	1,261,000	1,199,428
0.375% 12/31/25	497,000	472,305
0.375% 1/31/26	781,000	740,791
0.375% 7/31/27	1,248,000	1,158,641
0.375% 9/30/27	723,000	669,114
0.5% 11/30/23	2,905,000	2,858,588
0.5% 3/31/25	1,512,000	1,459,730
0.5% 5/31/27	1,798,000	1,684,361
0.5% 6/30/27	1,571,000	1,470,112
0.5% 8/31/27	1,129,000	1,053,410
0.5% 10/31/27	289,000	268,984
0.625% 10/15/24	3,970,000	3,871,060
0.625% 3/31/27	808,000	763,939
0.625% 11/30/27	789,000	738,547
0.625% 12/31/27	338,000	316,149
0.625% 5/15/30	2,665,000	2,421,819
0.625% 8/15/30	204,000	184,867
0.75% 12/31/23	839,000	828,513
0.75% 11/15/24	1,280,000	1,250,500
0.75% 3/31/26	1,215,000	1,167,776
0.75% 4/30/26	1,041,000	999,441
0.75% 8/31/26	1,695,000	1,622,036
0.75% 1/31/28	263,000	247,477
0.875% 1/31/24	1,630,000	1,612,363
0.875% 6/30/26	430,000	414,396
0.875% 9/30/26	1,510,000	1,451,664
0.875% 11/15/30	1,744,000	1,611,088
1% 12/15/24	555,000	545,678
1% 7/31/28	852,000	809,566
1.125% 2/28/25	328,000	323,080
1.125% 10/31/26	975,000	947,426
1.125% 2/28/27	231,000	224,115
1.125% 2/29/28	1,011,000	972,693
1.125% 8/31/28	1,175,000	1,124,512
1.125% 2/15/31	1,212,000	1,141,884
1.25% 8/31/24	511,000	506,888
1.25% 12/31/26	485,000	473,784
1.25% 3/31/28	653,000	632,135
1.25% 4/30/28	659,000	637,634
1.25% 6/30/28	1,267,000	1,223,744
1.25% 9/30/28	1,345,000	1,296,559
1.25% 8/15/31	1,609,000	1,527,796
1.375% 2/15/23	29,000	29,080
1.375% 1/31/25	956,000	949,129
1.375% 8/31/26	695,000	683,761
1.375% 10/31/28	1,360,000	1,320,953
1.375% 12/31/28	995,000	966,083
1.375% 11/15/31	265,000	254,027
1.5% 9/30/24	905,000	902,738
1.5% 10/31/24	556,000	554,458
1.5% 11/30/24	573,000	571,142
1.5% 8/15/26	574,000	567,901
1.5% 1/31/27	648,000	640,356
1.5% 11/30/28	329,000	322,112
1.625% 12/15/22	50,000	50,266
1.625% 9/30/26	463,000	460,432
1.625% 10/31/26	215,000	213,816
1.625% 11/30/26	136,000	135,235
1.625% 8/15/29	176,000	173,786
1.625% 5/15/31	610,000	599,396
1.75% 6/15/22	173,000	173,637
1.75% 7/15/22	101,000	101,450
1.75% 6/30/24	251,000	252,177
1.75% 7/31/24	661,000	664,047
1.75% 12/31/24	707,000	709,568
1.75% 12/31/26	188,000	187,993
1.75% 11/15/29	85,000	84,724
1.875% 7/31/22	90,000	90,475
1.875% 6/30/26	88,000	88,478
1.875% 7/31/26	238,000	239,227
1.875% 2/15/32	653,000	655,755
2% 10/31/22	7,000	7,054
2% 5/31/24	108,000	109,118
2% 11/15/26	110,000	111,225
2.125% 5/15/22	168,000	168,596
2.125% 12/31/22	140,000	141,291
2.125% 3/31/24	269,000	272,436
2.25% 4/30/24	309,000	313,804
2.25% 3/31/26	92,000	93,815
2.25% 2/15/27	134,000	137,162
2.25% 8/15/27	535,000	548,229
2.25% 11/15/27	100,000	102,461
2.375% 2/29/24	867,000	882,274
2.375% 5/15/27	22,000	22,666
2.375% 5/15/29	16,000	16,598
2.5% 3/31/23	163,000	165,349
2.5% 1/31/24	495,000	504,707
2.625% 6/30/23	10,000	10,179
2.625% 12/31/23	800,000	817,219
2.625% 12/31/25	5,000	5,168
2.625% 2/15/29	57,000	59,988
2.75% 5/31/23	142,000	144,685
2.75% 7/31/23	232,000	236,776
2.75% 8/31/23	85,000	86,780
2.75% 6/30/25	82,000	84,819
2.75% 2/15/28	492,000	518,503
2.875% 9/30/23	177,000	181,197
2.875% 10/31/23	712,000	729,133
2.875% 11/30/23	244,000	250,148
2.875% 5/31/25	10,000	10,373
2.875% 11/30/25	31,000	32,294
2.875% 5/15/28	323,000	343,036
2.875% 8/15/28	61,000	64,905
3% 10/31/25	74,000	77,350
3.125% 11/15/28	155,000	167,648

TOTAL U.S. TREASURY OBLIGATIONS		108,898,147

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $114,837,051)		111,589,480

U.S. Government Agency - Mortgage Securities - 27.7%
Fannie Mae - 12.1%
1.5% 10/1/36 to 11/1/51	2,187,078	2,116,836
2% 7/1/35 to 12/1/51	10,659,533	10,322,213
2.5% 1/1/27 to 3/1/52	6,698,073	6,670,663
3% 8/1/32 to 1/1/52	6,079,733	6,198,642
3.5% 5/1/29 to 8/1/50	3,338,287	3,482,654
4% 6/1/34 to 8/1/50	1,765,447	1,852,860
4.5% 10/1/39 to 11/1/50	886,850	939,513
5% 5/1/29 to 12/1/49	879,216	954,750
5.5% 1/1/49	86,431	93,637

TOTAL FANNIE MAE		32,631,768

Freddie Mac - 8.9%
1.5% 12/1/36 to 11/1/51	2,145,784	2,005,154
2% 2/1/36 to 2/1/52	9,361,940	9,054,938
2.5% 3/1/33 to 2/1/52	6,533,717	6,471,003
3% 11/1/26 to 4/1/51	1,700,158	1,729,187
3.5% 9/1/33 to 3/1/51	1,652,000	1,715,618
4% 2/1/34 to 10/1/50	1,878,056	1,970,783
4.5% 7/1/41 to 4/1/50	815,161	863,714
5% 12/1/48 to 5/1/50	80,064	86,367
5.5% 6/1/49	76,100	81,910

TOTAL FREDDIE MAC		23,978,674

Ginnie Mae - 5.8%
1.5% 5/20/51	48,149	45,167
2% 3/20/51 to 1/20/52	3,746,443	3,667,413
2% 3/1/52 (d)	50,000	48,872
2% 3/1/52 (d)	100,000	97,744
2% 3/1/52 (d)	200,000	195,488
2.5% 12/20/49 to 2/20/52	3,657,484	3,661,312
2.5% 3/1/52 (d)	250,000	249,820
2.5% 3/1/52 (d)	200,000	199,856
3% 7/20/42 to 4/20/51	2,794,151	2,854,689
3% 3/1/52 (d)	100,000	101,639
3.5% 2/20/46 to 5/20/51	2,325,259	2,408,796
4% 4/20/47 to 6/20/51	1,102,967	1,148,913
4.5% 8/20/48 to 4/20/51	588,843	618,201
5% 12/20/47 to 3/20/50	188,863	201,276
5.5% 12/20/48	17,801	19,066

TOTAL GINNIE MAE		15,518,252

Uniform Mortgage Backed Securities - 0.9%
1.5% 3/1/37 (d)	100,000	97,313
1.5% 3/1/52 (d)	100,000	92,696
2% 3/1/37 (d)	200,000	198,469
2% 3/1/52 (d)	800,000	766,947
2.5% 3/1/52 (d)	100,000	98,641
2.5% 3/1/52 (d)	800,000	789,125
3% 3/1/52 (d)	100,000	100,977
3.5% 3/1/52 (d)	200,000	206,000

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,350,168

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $76,715,638)		74,478,862

Asset-Backed Securities - 0.2%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$32,000	$31,512
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	436	437
Series 2021-1 Class A3, 0.34% 12/15/25	110,000	107,771
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	100,000	110,871
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	110,000	109,413
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	16,249
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	107,000	105,698
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	110,000	109,168
TOTAL ASSET-BACKED SECURITIES
(Cost $604,373)		591,119

Commercial Mortgage Securities - 1.3%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	100,000	102,626
Series 2020-BN25 Class A5, 2.649% 1/15/63	80,000	78,654
Series 2020-BN28 Class A4, 1.844% 3/15/63	120,000	110,597
BBCMS Mortgage Trust sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	100,000	95,179
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	140,000	129,312
Series 2021-B24 Class A5, 2.5843% 3/15/54	50,000	48,636
Series 2019-B12 Class A5, 3.1156% 8/15/52	50,000	50,700
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	64,137
Citigroup Commercial Mortgage Trust sequential payer Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	265,886
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	115,543	117,359
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	74,265
Class A5, 3.0161% 9/15/52	75,000	75,507
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	200,012
Series 2020-K116 Class A2, 1.378% 7/25/30	260,000	242,318
Series 2020-K117 Class A2, 1.406% 8/25/30	200,000	187,113
Series 2020-K118 Class A2, 1.493% 9/25/30	200,000	187,881
Series 2020-K121 Class A2, 1.547% 10/25/30	40,000	37,640
Series 2021-K125 Class A2, 1.846% 1/25/31	50,000	48,080
Series 2021-K128 Class A2, 2.02% 3/25/31	50,000	48,722
Series 2021-K130 Class A2, 1.723% 6/25/31	100,000	94,817
Series 2021-K136 Class A2, 2.127% 11/25/31	100,000	97,779
Series K057 Class A2, 2.57% 7/25/26	80,000	81,673
Series K080 Class A2, 3.926% 7/25/28	60,000	65,998
Series 2021-K123 Class A2, 1.621% 12/25/30	130,000	122,904
Series K-1510 Class A2, 3.718% 1/25/31	41,000	45,298
Series K068 Class A2, 3.244% 8/25/27	70,000	73,772
Series K094 Class A2, 2.903% 6/25/29	110,000	114,728
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	99,608
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	102,623
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	116,000	109,659
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	29,594
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	100,000	104,206
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	74,848
Series 2019-C54 Class A4, 3.146% 12/15/52	100,000	101,762
Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	26,650
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	70,516
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $3,744,692)		3,581,059

Foreign Government and Government Agency Obligations - 2.2%
Alberta Province:
1.3% 7/22/30	216,000	200,573
2.95% 1/23/24	110,000	112,758
Chilean Republic:
2.55% 7/27/33	200,000	182,000
3.24% 2/6/28	230,000	233,278
Export Development Canada 2.625% 2/21/24	100,000	102,144
Hungarian Republic:
5.375% 2/21/23	134,000	137,924
5.375% 3/25/24	32,000	33,795
Indonesian Republic:
1.85% 3/12/31	200,000	182,022
2.85% 2/14/30	400,000	395,075
Israeli State 3.375% 1/15/50	100,000	97,621
Italian Republic:
1.25% 2/17/26	455,000	431,771
2.375% 10/17/24	200,000	200,787
Korean Republic 2.75% 1/19/27	200,000	206,006
Manitoba Province 2.6% 4/16/24	180,000	183,503
Ontario Province:
1.125% 10/7/30	224,000	205,507
2.3% 6/15/26	107,000	108,329
Panamanian Republic:
2.252% 9/29/32	200,000	176,725
3.16% 1/23/30	400,000	392,575
4% 9/22/24	48,000	49,599
Peruvian Republic:
1.862% 12/1/32	185,000	158,441
2.78% 12/1/60	65,000	49,453
3.3% 3/11/41	70,000	62,370
3.55% 3/10/51	55,000	49,871
7.35% 7/21/25	113,000	129,618
Philippine Republic:
1.648% 6/10/31	205,000	180,679
2.65% 12/10/45	200,000	162,772
Polish Government:
3.25% 4/6/26	53,000	54,644
5% 3/23/22	136,000	136,018
Quebec Province 2.5% 4/20/26	130,000	132,882
United Mexican States:
3.25% 4/16/30	200,000	194,300
3.5% 2/12/34	217,000	203,329
3.771% 5/24/61	250,000	201,500
4.6% 2/10/48	50,000	47,700
5.55% 1/21/45	45,000	49,095
7.5% 4/8/33	55,000	72,408
Uruguay Republic:
4.125% 11/20/45	20,000	21,729
4.375% 10/27/27	15,000	16,231
4.375% 1/23/31	128,116	141,032
4.975% 4/20/55	63,000	74,332
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,170,870)		5,770,396

Supranational Obligations - 1.3%
African Development Bank 0.875% 7/22/26	80,000	76,815
Asian Development Bank:
0.5% 2/4/26	200,000	189,839
2.5% 11/2/27	156,000	161,040
2.75% 3/17/23	540,000	548,786
Corporacion Andina de Fomento 1.625% 9/23/25	193,000	188,260
European Investment Bank:
1.25% 2/14/31	83,000	78,500
1.375% 5/15/23	320,000	320,492
2% 12/15/22	470,000	473,490
2.25% 6/24/24	50,000	50,652
2.875% 8/15/23	90,000	91,918
3.125% 12/14/23	90,000	92,666
Inter-American Development Bank:
0.625% 7/15/25	125,000	120,284
1.75% 3/14/25	66,000	66,071
2.25% 6/18/29	30,000	30,629
3.125% 9/18/28	60,000	64,351
3.2% 8/7/42	123,000	136,776
International Bank for Reconstruction & Development:
0.375% 7/28/25	130,000	123,990
0.5% 10/28/25	145,000	138,285
0.75% 8/26/30	70,000	63,601
0.875% 5/14/30	67,000	61,656
1.25% 2/10/31	100,000	94,429
1.5% 8/28/24	50,000	49,869
1.625% 1/15/25	63,000	62,913
1.875% 6/19/23	20,000	20,150
2.5% 3/19/24	120,000	122,312
International Finance Corp. 0.75% 8/27/30	40,000	36,534
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,520,610)		3,464,308

Bank Notes - 0.1%
Citizens Bank NA 2.25% 4/28/25
(Cost $279,602)	279,000	278,090
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.07% (e)
(Cost $521,964)	521,860	521,964
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $279,595,702)		270,877,895
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,804,612)
NET ASSETS - 100%		$269,073,283

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,183,788 or 0.4% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$5,805,017	$42,526,161	$47,809,214	$888	$83	$(83)	$521,964	0.0%
Total	$5,805,017	$42,526,161	$47,809,214	$888	$83	$(83)	$521,964

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$70,602,617	$--	$70,602,617	$--
U.S. Government and Government Agency Obligations	111,589,480	--	111,589,480	--
U.S. Government Agency - Mortgage Securities	74,478,862	--	74,478,862	--
Asset-Backed Securities	591,119	--	591,119	--
Commercial Mortgage Securities	3,581,059	--	3,581,059	--
Foreign Government and Government Agency Obligations	5,770,396	--	5,770,396	--
Supranational Obligations	3,464,308	--	3,464,308	--
Bank Notes	278,090	--	278,090	--
Money Market Funds	521,964	521,964	--	--
Total Investments in Securities:	$270,877,895	$521,964	$270,355,931	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $279,073,738)	$270,355,931
Fidelity Central Funds (cost $521,964)	521,964
Total Investment in Securities (cost $279,595,702)		$270,877,895
Receivable for investments sold		2,444,138
Receivable for fund shares sold		373,777
Interest receivable		1,092,067
Distributions receivable from Fidelity Central Funds		66
Total assets		274,787,943
Liabilities
Payable for investments purchased
Regular delivery	$1,575,019
Delayed delivery	3,242,420
Payable for fund shares redeemed	845,585
Distributions payable	29,357
Accrued management fee	22,279
Total liabilities		5,714,660
Net Assets		$269,073,283
Net Assets consist of:
Paid in capital		$278,379,828
Total accumulated earnings (loss)		(9,306,545)
Net Assets		$269,073,283
Net Asset Value, offering price and redemption price per share ($269,073,283 ÷ 26,072,979 shares)		$10.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$1,946,622
Income from Fidelity Central Funds		888
Total income		1,947,510
Expenses
Management fee	$127,904
Independent trustees' fees and expenses	413
Total expenses before reductions	128,317
Expense reductions	(81)
Total expenses after reductions		128,236
Net investment income (loss)		1,819,274
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(461,601)
Fidelity Central Funds	83
Total net realized gain (loss)		(461,518)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,414,935)
Fidelity Central Funds	(83)
TBA sale commitments	5,403
Total change in net unrealized appreciation (depreciation)		(12,409,615)
Net gain (loss)		(12,871,133)
Net increase (decrease) in net assets resulting from operations		$(11,051,859)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,819,274	$2,828,240
Net realized gain (loss)	(461,518)	354,770
Change in net unrealized appreciation (depreciation)	(12,409,615)	(4,069,918)
Net increase (decrease) in net assets resulting from operations	(11,051,859)	(886,908)
Distributions to shareholders	(2,054,093)	(3,718,019)
Share transactions
Proceeds from sales of shares	71,913,911	141,403,584
Reinvestment of distributions	1,864,208	3,460,595
Cost of shares redeemed	(32,216,767)	(68,596,747)
Net increase (decrease) in net assets resulting from share transactions	41,561,352	76,267,432
Total increase (decrease) in net assets	28,455,400	71,662,505
Net Assets
Beginning of period	240,617,883	168,955,378
End of period	$269,073,283	$240,617,883
Other Information
Shares
Sold	6,771,928	12,960,639
Issued in reinvestment of distributions	175,857	317,264
Redeemed	(3,044,509)	(6,319,183)
Net increase (decrease)	3,903,276	6,958,720

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Sustainability Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$11.11	$10.71	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.076	.144	.234	.307	.058
Net realized and unrealized gain (loss)	(.520)	(.207)	.453	.680	.018
Total from investment operations	(.444)	(.063)	.687	.987	.076
Distributions from net investment income	(.078)	(.148)	(.239)	(.295)	(.056)
Distributions from net realized gain	(.008)	(.049)	(.048)	(.002)	–
Total distributions	(.086)	(.197)	(.287)	(.297)	(.056)
Net asset value, end of period	$10.32	$10.85	$11.11	$10.71	$10.02
Total ReturnD,E	(4.12)%	(.56)%	6.53%	10.04%	.76%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.43%H	1.32%	2.17%	3.03%	2.92%H
Supplemental Data
Net assets, end of period (000 omitted)	$269,073	$240,618	$168,955	$76,897	$8,474
Portfolio turnover rateI	76%H	97%	92%	89%	36%J

 A For the period June 19, 2018 (commencement of operations) through August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Sustainability Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,840,902
Gross unrealized depreciation	(10,418,381)
Net unrealized appreciation (depreciation)	$(8,577,479)
Tax cost	$279,455,374

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainability Bond Index Fund	50,158,688	45,650,725

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $81.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Sustainability Bond Index Fund	.10%
Actual		$1,000.00	$958.80	$.49
Hypothetical-C		$1,000.00	$1,024.30	$.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sustainability Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high-quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index and peer group for the most recent one-year period. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board considered that effective August 1, 2019, the fund's management fee rate was increased from 0.09% to 0.10%, but that the fund no longer paid operating expenses under separate agreements. The Board considered that the chart below reflects the fund's higher management fee rate for 2019, as if the higher fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2020.The Board noted that the fund has a unitary fee that covers expenses beyond portfolio management, unlike the majority of funds within the Total Mapped Group. The Board considered that there are no ESG funds in the Total Mapped Group.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee. The Board also considered other expenses such as transfer agent, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the fund's unitary fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked above the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020. The Board also noted that there are no other ESG funds in the Total Mapped Group. The Board further noted that, when compared to a subset of the similar sales load structure group that FMR believes is most comparable, the fund would be below the similar sales load structure group competitive median for 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SBI-I-SANN-0422
1.9887302.103

Fidelity Flex® Funds

Fidelity Flex® Conservative Income Bond Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of Fund's investments 02/28/2022
0 - 30	28.1%
31 - 90	11.7%
91 - 180	14.8%
181 - 397	18.7%
> 397	26.7%

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	63.6%
U.S. Government and U.S. Government Agency Obligations	6.2%
Other Investments	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	27.7%

 * Foreign investments - 25.6%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 63.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.625% 12/1/22	$500,000	$503,350
3% 6/30/22	1,500,000	1,504,550
NTT Finance Corp. 0.373% 3/3/23 (a)	1,000,000	989,335
Verizon Communications, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5491% 3/22/24 (b)(c)	262,000	262,665
		3,259,900
Entertainment - 0.4%
The Walt Disney Co. 3% 9/15/22	1,100,000	1,111,694
Media - 0.8%
TWDC Enterprises 18 Corp.:
3 month U.S. LIBOR + 0.390% 0.5701% 3/4/22 (b)(c)	1,550,000	1,550,038
2.35% 12/1/22	500,000	504,137
		2,054,175
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8143% 3/22/22 (b)(c)	750,000	750,119

TOTAL COMMUNICATION SERVICES		7,175,888

CONSUMER DISCRETIONARY - 4.2%
Automobiles - 3.7%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.6296% 2/22/23 (b)(c)	339,000	339,188
0.4% 10/21/22	231,000	230,143
2.2% 6/27/22	1,000,000	1,004,091
BMV Finance NV 2.25% 8/12/22 (a)	1,050,000	1,056,383
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.5792% 4/1/24 (a)(b)(c)	624,000	627,529
2.7% 4/6/22 (a)	793,000	794,232
3.8% 4/6/23 (a)	1,000,000	1,023,500
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.760% 0.8093% 3/8/24 (b)(c)	432,000	432,957
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (b)(c)	400,000	403,746
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (a)	1,100,000	1,092,792
2.7% 9/26/22 (a)	1,500,000	1,508,821
2.9% 5/13/22 (a)	900,000	903,273
		9,416,655
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.420% 0.47% 2/14/24 (b)(c)	621,000	621,478
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp. 2.05% 4/23/22	598,000	599,046

TOTAL CONSUMER DISCRETIONARY		10,637,179

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.0%
7-Eleven, Inc. 0.625% 2/10/23 (a)	72,000	71,424
Tobacco - 0.6%
BAT Capital Corp. 2.764% 8/15/22	1,500,000	1,506,304

TOTAL CONSUMER STAPLES		1,577,728

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.2774% 5/11/23 (b)(c)	400,000	403,865
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.630% 0.68% 2/16/24 (b)(c)	616,000	617,577
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.45% 2/17/23 (b)(c)	257,000	256,743
2.9% 7/15/22	1,300,000	1,306,496
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.7886% 8/16/22 (b)(c)	350,000	350,605
Kinder Morgan Energy Partners LP 3.95% 9/1/22	500,000	503,077
Phillips 66 Co. 4.3% 4/1/22	498,000	499,328
The Williams Companies, Inc. 3.35% 8/15/22	1,000,000	1,004,701
TransCanada PipeLines Ltd. 2.5% 8/1/22	500,000	502,358
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 1.8444% 1/13/23 (b)(c)	61,000	60,768
		5,505,518
FINANCIALS - 38.9%
Banks - 23.0%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.660% 0.7093% 2/4/25 (b)(c)	1,000,000	1,000,690
0.523% 6/14/24 (b)	600,000	589,091
2.816% 7/21/23 (b)	196,000	197,013
2.881% 4/24/23 (b)	500,000	500,967
3.004% 12/20/23 (b)	1,000,000	1,008,887
3.3% 1/11/23	200,000	203,361
Bank of Montreal:
3 month U.S. LIBOR + 0.570% 0.7898% 3/26/22 (b)(c)	300,000	300,138
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.3142% 9/15/23 (b)(c)	650,000	649,142
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.270% 0.3189% 4/14/23 (b)(c)	1,100,000	1,098,114
2.9% 3/26/22	400,000	400,607
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.640% 0.8276% 3/7/22 (b)(c)	500,000	500,062
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.3092% 9/15/23 (b)(c)	850,000	849,208
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4294% 7/31/24 (b)(c)	700,000	699,146
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.440% 0.4939% 4/15/24 (b)(c)	650,000	650,765
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.730% 0.984% 7/20/22 (a)(b)(c)	250,000	250,491
2.125% 11/21/22 (a)	1,500,000	1,507,647
Barclays Bank PLC 1.7% 5/12/22	700,000	700,605
BNP Paribas SA 3.5% 3/1/23 (a)	1,400,000	1,422,370
BPCE SA:
3 month U.S. LIBOR + 1.220% 1.6996% 5/22/22 (a)(b)(c)	500,000	501,131
3 month U.S. LIBOR + 1.240% 1.4409% 9/12/23 (a)(b)(c)	400,000	404,939
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 0.6189% 1/14/25 (a)(b)(c)	506,000	505,271
3% 5/22/22 (a)	1,450,000	1,455,278
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.3891% 6/22/23 (b)(c)	1,432,000	1,430,840
2.606% 7/22/23 (b)	800,000	802,991
Capital One NA 3 month U.S. LIBOR + 0.820% 1.159% 8/8/22 (b)(c)	300,000	300,595
Citigroup, Inc.:
3 month U.S. LIBOR + 0.960% 1.2177% 4/25/22 (b)(c)	800,000	799,886
3 month U.S. LIBOR + 1.430% 1.6009% 9/1/23 (b)(c)	250,000	251,238
2.7% 10/27/22	753,000	759,343
2.876% 7/24/23 (b)	800,000	804,382
Credit Agricole SA 3.75% 4/24/23 (a)	1,000,000	1,022,132
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	1,350,000	1,367,495
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.48% 5/21/24 (a)(b)(c)	610,000	609,698
First Republic Bank 2.5% 6/6/22	720,000	721,640
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.63% 11/22/24 (b)(c)	700,000	700,706
3.262% 3/13/23 (b)	2,000,000	2,001,041
3.95% 5/18/24 (b)	400,000	408,849
ING Groep NV:
3 month U.S. LIBOR + 1.150% 1.3698% 3/29/22 (b)(c)	2,250,000	2,251,616
3.15% 3/29/22	315,000	315,574
Intesa Sanpaolo SpA 3.125% 7/14/22 (a)	1,750,000	1,759,001
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 1.4889% 10/24/23 (b)(c)	400,000	402,323
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.6292% 3/16/24 (b)(c)	700,000	701,093
0.697% 3/16/24 (b)	700,000	691,191
2.776% 4/25/23 (b)	900,000	901,587
3.207% 4/1/23 (b)	1,100,000	1,101,621
3.559% 4/23/24 (b)	700,000	713,157
3.797% 7/23/24 (b)	300,000	307,177
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/14/24 (b)(c)	400,000	398,567
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	325,000	324,594
2.858% 3/17/23 (b)	600,000	600,343
2.907% 11/7/23 (b)	600,000	604,226
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 0.9471% 7/26/23 (b)(c)	300,000	301,881
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.700% 0.8876% 3/7/22 (b)(c)	250,000	250,019
3 month U.S. LIBOR + 0.740% 0.9133% 3/2/23 (b)(c)	500,000	502,429
3 month U.S. LIBOR + 0.860% 1.1271% 7/26/23 (b)(c)	400,000	403,165
2.623% 7/18/22	1,450,000	1,459,045
2.665% 7/25/22	500,000	503,272
3.218% 3/7/22	500,000	500,176
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.840% 1.0813% 7/16/23 (b)(c)	500,000	500,970
3 month U.S. LIBOR + 0.850% 1.0509% 9/13/23 (b)(c)	800,000	802,299
3 month U.S. LIBOR + 0.880% 1.0809% 9/11/22 (b)(c)	200,000	200,687
2.721% 7/16/23 (b)	1,050,000	1,054,478
3.549% 3/5/23	500,000	510,154
Morgan Stanley Domestic Hold 2.95% 8/24/22	2,301,000	2,317,965
NatWest Markets PLC 3.625% 9/29/22 (a)	2,050,000	2,078,524
Rabobank Nederland 3.95% 11/9/22	750,000	763,792
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4989% 10/26/23 (b)(c)	950,000	950,258
Sumitomo Mitsui Banking Corp. 3.2% 7/18/22	800,000	806,435
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.780% 1.0183% 7/12/22 (b)(c)	500,000	501,332
3 month U.S. LIBOR + 0.860% 1.108% 7/19/23 (b)(c)	500,000	504,349
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 0.7009% 12/1/22 (b)(c)	250,000	250,607
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2693% 6/2/23 (b)(c)	750,000	748,671
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.4043% 3/4/24 (b)(c)	700,000	698,516
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 0.5291% 1/27/23 (b)(c)	1,200,000	1,202,297
0.25% 1/6/23	600,000	595,053
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.200% 0.2489% 1/17/24 (b)(c)	850,000	848,948
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.730% 0.7793% 3/9/23 (b)(c)	523,000	525,404
		58,228,555
Capital Markets - 7.7%
Charles Schwab Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5492% 3/18/24 (b)(c)	500,000	500,774
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4295% 8/9/23 (b)(c)	600,000	598,955
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.4396% 2/2/24 (b)(c)	1,000,000	998,878
2.8% 4/8/22	250,000	250,565
Credit Suisse Group AG 3.8% 6/9/23	500,000	511,028
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5496% 11/8/23 (b)(c)	1,150,000	1,147,612
3.3% 11/16/22	672,000	679,172
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 1.2139% 2/23/23 (b)(c)	1,297,000	1,301,536
3 month U.S. LIBOR + 1.000% 1.2589% 7/24/23 (b)(c)	150,000	150,330
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.4793% 3/8/23 (b)(c)	675,000	674,486
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 0.6693% 12/6/23 (b)(c)	600,000	600,691
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.7495% 1/24/25 (b)(c)	1,000,000	1,000,760
0.627% 11/17/23 (b)	900,000	892,583
2.905% 7/24/23 (b)	500,000	502,591
2.908% 6/5/23 (b)	850,000	853,344
Intercontinental Exchange, Inc. 0.7% 6/15/23	500,000	493,978
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 0.6743% 1/24/25 (b)(c)	1,000,000	1,001,020
0.529% 1/25/24 (b)	337,000	333,068
0.56% 11/10/23 (b)	410,000	406,795
2.75% 5/19/22	800,000	803,163
3.737% 4/24/24 (b)	400,000	407,460
4.875% 11/1/22	500,000	511,367
NASDAQ, Inc. 0.445% 12/21/22	1,000,000	993,651
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/1/23 (a)(b)(c)	1,250,000	1,250,316
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.360% 0.4095% 2/9/24 (a)(b)(c)	650,000	648,838
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 0.5194% 1/13/25 (a)(b)(c)	750,000	749,715
1.75% 4/21/22 (a)	350,000	350,246
UBS Group AG 3 month U.S. LIBOR + 0.950% 1.4564% 8/15/23 (a)(b)(c)	800,000	802,545
		19,415,467
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 0.7292% 9/29/23 (b)(c)	651,000	649,249
American Express Co.:
3 month U.S. LIBOR + 0.620% 1.1% 5/20/22 (b)(c)	1,350,000	1,350,695
2.75% 5/20/22	650,000	651,586
Capital One Financial Corp.:
1.343% 12/6/24 (b)	600,000	590,968
3.2% 1/30/23	1,500,000	1,521,029
John Deere Capital Corp. 2.75% 3/15/22	100,000	100,066
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.35% 6/13/22 (b)(c)	550,000	550,030
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.3691% 4/6/23 (b)(c)	900,000	899,793
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.4% 6/13/23 (b)(c)	1,000,000	1,000,000
0.45% 7/22/22	342,000	341,283
1.15% 5/26/22	400,000	400,084
		8,054,783
Diversified Financial Services - 0.8%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.75% 5/24/24 (a)(b)(c)	800,000	800,808
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.710% 0.7641% 1/7/25 (a)(b)(c)	1,150,000	1,149,840
		1,950,648
Insurance - 4.2%
ACE INA Holdings, Inc. 2.875% 11/3/22	300,000	302,791
Aon Corp. 2.2% 11/15/22	1,300,000	1,307,010
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.4383% 4/6/23 (a)(b)(c)	700,000	699,922
Marsh & McLennan Companies, Inc. 3.3% 3/14/23	122,000	123,905
Metropolitan Life Global Funding I:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 0.619% 1/13/23 (a)(b)(c)	1,142,000	1,145,506
3.875% 4/11/22 (a)	150,000	150,483
Metropolitan Tower Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 0.5989% 1/17/23 (a)(b)(c)	2,000,000	2,006,654
0.55% 7/13/22 (a)	450,000	449,571
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5113% 1/10/23 (a)(b)(c)	279,000	279,232
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2696% 2/2/23 (a)(b)(c)	650,000	649,916
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.310% 0.3589% 4/26/24 (a)(b)(c)	550,000	550,513
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4281% 4/12/24 (a)(b)(c)	700,000	700,299
Principal Financial Group, Inc. 3.3% 9/15/22	1,000,000	1,011,201
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.499% 4/12/24 (a)(b)(c)	438,000	438,842
Protective Life Global Funding 0.502% 4/12/23 (a)	1,000,000	987,382
		10,803,227

TOTAL FINANCIALS		98,452,680

HEALTH CARE - 4.2%
Biotechnology - 1.1%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 1.1296% 11/21/22 (b)(c)	350,000	351,264
2.3% 11/21/22	400,000	402,466
2.9% 11/6/22	1,250,000	1,262,375
3.25% 10/1/22	700,000	704,662
		2,720,767
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. 3.375% 5/15/22	1,500,000	1,507,571
Health Care Providers & Services - 1.7%
Anthem, Inc.:
2.95% 12/1/22	1,000,000	1,011,357
3.3% 1/15/23	1,000,000	1,015,233
CVS Health Corp.:
2.75% 12/1/22	1,000,000	1,007,358
3.5% 7/20/22	1,300,000	1,306,330
		4,340,278
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.5789% 10/18/24 (b)(c)	324,000	324,239
Pharmaceuticals - 0.7%
AstraZeneca PLC 2.375% 6/12/22	500,000	501,520
Bristol-Myers Squibb Co. 2.6% 5/16/22	400,000	401,517
Viatris, Inc. 1.125% 6/22/22	700,000	700,297
		1,603,334

TOTAL HEALTH CARE		10,496,189

INDUSTRIALS - 3.2%
Aerospace & Defense - 0.1%
The Boeing Co. 1.167% 2/4/23	274,000	272,889
Industrial Conglomerates - 1.3%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.709% 8/8/22 (b)(c)	720,000	720,951
0.483% 8/19/22	214,000	213,723
Roper Technologies, Inc. 3.125% 11/15/22	1,000,000	1,009,287
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.4793% 3/11/24 (a)(b)(c)	500,000	500,894
0.4% 3/11/23 (a)	902,000	891,093
		3,335,948
Machinery - 1.3%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.150% 0.2% 11/17/22 (b)(c)	740,000	739,735
0.25% 3/1/23	500,000	494,817
0.95% 5/13/22	400,000	400,152
1.9% 9/6/22	200,000	200,845
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5493% 6/14/23 (a)(b)(c)	700,000	699,834
1.125% 12/14/23 (a)	600,000	591,109
		3,126,492
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
3 month U.S. LIBOR + 0.350% 0.5528% 12/15/22 (b)(c)	750,000	749,579
2.625% 7/1/22	500,000	501,216
		1,250,795

TOTAL INDUSTRIALS		7,986,124

INFORMATION TECHNOLOGY - 1.3%
IT Services - 0.1%
IBM Corp. 2.85% 5/13/22	200,000	200,900
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.2992% 10/1/24 (b)(c)	274,000	273,948
Software - 0.8%
Oracle Corp.:
2.5% 5/15/22	1,000,000	1,001,072
2.5% 10/15/22	1,000,000	1,007,376
		2,008,448
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	750,000	760,931

TOTAL INFORMATION TECHNOLOGY		3,244,227

MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	46,000	45,851
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Kimco Realty Corp. 3.4% 11/1/22	1,557,000	1,575,322
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.4794% 1/11/24 (b)(c)	511,000	511,447
		2,086,769
UTILITIES - 5.4%
Electric Utilities - 4.9%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.7028% 6/15/23 (a)(b)(c)	438,000	437,721
Duke Energy Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2993% 6/10/23 (b)(c)	341,000	340,212
3.05% 8/15/22	1,500,000	1,506,331
Entergy Corp. 4% 7/15/22	1,000,000	1,005,693
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2995% 5/10/23 (b)(c)	399,000	399,000
ITC Holdings Corp. 2.7% 11/15/22	1,000,000	1,008,378
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.7496% 2/22/23 (b)(c)	900,000	899,034
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.4496% 11/3/23 (b)(c)	900,000	900,005
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 0.59% 3/1/23 (b)(c)	357,000	357,790
0.65% 3/1/23	800,000	792,301
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 0.4698% 9/28/23 (b)(c)	145,000	144,612
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.3793% 6/24/24 (b)(c)	726,000	723,461
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 0.52% 12/2/22 (b)(c)	1,400,000	1,401,067
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.640% 0.6892% 4/3/23 (b)(c)	500,000	500,128
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.830% 0.8792% 4/1/24 (b)(c)	500,000	500,965
Southern Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 0.4195% 5/10/23 (b)(c)	444,000	443,622
Virginia Electric & Power Co. 3.45% 9/1/22	1,000,000	1,005,782
		12,366,102
Gas Utilities - 0.1%
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 0.8109% 3/11/23 (b)(c)	324,000	324,014
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5483% 9/14/23 (b)(c)	72,000	71,842
		395,856
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.6995% 5/13/24 (b)(c)	325,000	325,060
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7328% 9/15/23 (b)(c)	186,000	186,017
2.75% 9/15/22	500,000	502,399
		1,013,476

TOTAL UTILITIES		13,775,434

TOTAL NONCONVERTIBLE BONDS
(Cost $161,418,576)		160,983,587

U.S. Government and Government Agency Obligations - 6.2%
U.S. Government Agency Obligations - 0.2%
Fannie Mae U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 7/8/22 (b)(c)	400,000	400,232
U.S. Treasury Obligations - 6.0%
U.S. Treasury Notes:
0.125% 5/31/22	$1,813,000	$1,811,428
0.125% 6/30/22	2,539,000	2,535,653
0.125% 12/31/22	4,500,000	4,467,306
0.25% 6/15/23	4,400,000	4,345,000
0.375% 10/31/23	2,185,000	2,147,787

TOTAL U.S. TREASURY OBLIGATIONS		15,307,174

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,831,626)		15,707,406

Bank Notes - 2.5%
Capital One NA 2.15% 9/6/22	1,373,000	1,380,711
Citizens Bank NA 2.65% 5/26/22	1,000,000	1,002,864
Huntington National Bank 2.5% 8/7/22	1,100,000	1,105,861
MUFG Union Bank NA 3.15% 4/1/22	850,000	850,000
PNC Bank NA 2.875% 6/29/22	1,000,000	1,004,535
Truist Bank 2.8% 5/17/22	1,100,000	1,102,823
TOTAL BANK NOTES
(Cost $6,455,495)		6,446,794

Certificates of Deposit - 5.6%
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.35% 2/2/23 (b)(c)	1,250,000	1,249,612
0.28% 5/17/22	800,000	799,610
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.170% 0.22% 8/19/22 (b)(c)	1,200,000	1,199,960
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 0.33% 3/3/23 (b)(c)	1,200,000	1,199,731
Credit Suisse AG yankee U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 3/20/23 (b)(c)	1,200,000	1,199,142
Lloyds Bank Corporate Markets PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 0.33% 2/13/23 (b)(c)	1,200,000	1,199,569
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.160% 0.21% 7/25/22 (b)(c)	1,200,000	1,199,990
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 0.33% 2/10/23 (b)(c)	1,200,000	1,199,827
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 8/4/22 (b)(c)	1,200,000	1,199,953
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 0.33% 2/10/23 (b)(c)	1,200,000	1,199,654
Sumitomo Mitsui Trust Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.160% 0.21% 8/1/22 (b)(c)	1,200,000	1,199,959
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.190% 0.24% 8/19/22 (b)(c)	1,200,000	1,199,920
TOTAL CERTIFICATES OF DEPOSIT
(Cost $14,050,000)		14,046,927

Commercial Paper - 10.6%
American Electric Power Co., Inc. 0.8% 4/27/22	1,200,000	1,198,768
AT&T, Inc. 0.53% 6/14/22	1,200,000	1,196,997
Bank of Montreal yankee 0.22% 8/9/22 (b)(c)	1,200,000	1,200,000
Bank of Nova Scotia yankee 0.34% 6/15/22	1,200,000	1,198,092
Cigna Corp. 0.8% 4/25/22	1,000,000	999,031
Enel Finance America LLC:
yankee:
0.37% 7/11/22	800,000	797,302
0.4% 9/22/22	900,000	894,052
0.63% 7/14/22	1,000,000	996,513
0.4% 8/11/22	700,000	696,779
General Motors Financial Co., Inc.:
0.4% 3/28/22	300,000	299,875
0.45% 3/22/22	300,000	299,909
HSBC U.S.A., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.4% 2/1/23 (b)(c)	1,250,000	1,249,052
yankee 0.35% 5/13/22	750,000	749,194
0.33% 9/13/22	800,000	795,456
0.33% 10/4/22	900,000	894,087
National Bank of Canada yankee 0.22% 8/30/22 (b)(c)	1,200,000	1,199,872
NatWest Markets PLC yankee:
0.3% 6/21/22	800,000	798,021
0.35% 4/19/22	700,000	699,482
0.6% 7/26/22	1,000,000	996,419
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 8/22/22 (b)(c)	1,000,000	1,000,000
Sempra Energy 1% 5/23/22	1,200,000	1,197,782
Societe Generale yankee 0.25% 8/31/22 (b)(c)	1,200,000	1,199,933
Thermo Fisher Scientific, Inc. 0.51% 6/1/22	1,000,000	997,944
Toyota Motor Credit Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.170% 0.22% 8/9/22 (b)(c)	1,000,000	999,982
UBS AG London Branch yankee:
0.35% 6/15/22	1,200,000	1,197,871
0.45% 9/7/22	1,500,000	1,493,641
Viatris, Inc.:
0.68% 4/26/22	600,000	599,208
0.71% 3/22/22	1,000,000	999,666
TOTAL COMMERCIAL PAPER
(Cost $26,870,000)		26,844,928
	Shares	Value

Money Market Funds - 11.0%
Fidelity Cash Central Fund 0.07% (d)
(Cost $27,715,059)	27,709,517	27,715,059
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $252,340,756)		251,744,701
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,327,233
NET ASSETS - 100%		$253,071,934

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,560,901 or 14.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$23,844,108	$83,430,254	$79,559,303	$10,320	$--	$--	$27,715,059	0.1%
Total	$23,844,108	$83,430,254	$79,559,303	$10,320	$--	$--	$27,715,059

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$160,983,587	$--	$160,983,587	$--
U.S. Government and Government Agency Obligations	15,707,406	--	15,707,406	--
Bank Notes	6,446,794	--	6,446,794	--
Certificates of Deposit	14,046,927	--	14,046,927	--
Commercial Paper	26,844,928	--	26,844,928	--
Money Market Funds	27,715,059	27,715,059	--	--
Total Investments in Securities:	$251,744,701	$27,715,059	$224,029,642	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.4%
Canada	7.8%
United Kingdom	6.8%
Japan	3.8%
France	3.0%
Netherlands	2.2%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $224,625,697)	$224,029,642
Fidelity Central Funds (cost $27,715,059)	27,715,059
Total Investment in Securities (cost $252,340,756)		$251,744,701
Cash		4,668
Receivable for fund shares sold		1,338,623
Interest receivable		790,322
Distributions receivable from Fidelity Central Funds		1,754
Total assets		253,880,068
Liabilities
Payable for fund shares redeemed	$808,086
Distributions payable	48
Total liabilities		808,134
Net Assets		$253,071,934
Net Assets consist of:
Paid in capital		$253,674,669
Total accumulated earnings (loss)		(602,735)
Net Assets		$253,071,934
Net Asset Value, offering price and redemption price per share ($253,071,934 ÷ 25,324,490 shares)		$9.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$442,480
Income from Fidelity Central Funds		10,320
Total income		452,800
Expenses
Independent trustees' fees and expenses	$365
Total expenses before reductions	365
Expense reductions	(76)
Total expenses after reductions		289
Net investment income (loss)		452,511
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,129
Total net realized gain (loss)		4,129
Change in net unrealized appreciation (depreciation) on investment securities		(813,594)
Net gain (loss)		(809,465)
Net increase (decrease) in net assets resulting from operations		$(356,954)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$452,511	$868,131
Net realized gain (loss)	4,129	18,535
Change in net unrealized appreciation (depreciation)	(813,594)	(185,239)
Net increase (decrease) in net assets resulting from operations	(356,954)	701,427
Distributions to shareholders	(475,801)	(894,244)
Share transactions
Proceeds from sales of shares	81,166,074	147,570,342
Reinvestment of distributions	475,432	893,334
Cost of shares redeemed	(40,603,145)	(58,711,655)
Net increase (decrease) in net assets resulting from share transactions	41,038,361	89,752,021
Total increase (decrease) in net assets	40,205,606	89,559,204
Net Assets
Beginning of period	212,866,328	123,307,124
End of period	$253,071,934	$212,866,328
Other Information
Shares
Sold	8,106,298	14,711,509
Issued in reinvestment of distributions	47,515	89,120
Redeemed	(4,056,060)	(5,853,071)
Net increase (decrease)	4,097,753	8,947,558

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Conservative Income Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
February 28, February 28,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.04	$10.01	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.019	.053	.169	.275	.059
Net realized and unrealized gain (loss)	(.039)	(.006)	.039	.002	.007
Total from investment operations	(.020)	.047	.208	.277	.066
Distributions from net investment income	(.019)	(.055)	(.178)	(.287)	(.046)
Distributions from net realized gain	(.001)	(.002)	–	–	–
Total distributions	(.020)	(.057)	(.178)	(.287)	(.046)
Net asset value, end of period	$9.99	$10.03	$10.04	$10.01	$10.02
Total ReturnD,E	(.19)%	.47%	2.10%	2.80%	.66%
Ratios to Average Net AssetsC,F,G
Expenses before reductionsH	- %I	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	-%	- %I
Net investment income (loss)	.39%I	.53%	1.69%	2.76%	2.32%I
Supplemental Data
Net assets, end of period (000 omitted)	$253,072	$212,866	$123,307	$75,592	$50,887
Portfolio turnover rateJ	61%I	40%	44%	12%	10%K

 A For the period May 31, 2018 (commencement of operations) through August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Flex Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$52,702
Gross unrealized depreciation	(648,757)
Net unrealized appreciation (depreciation)	$(596,055)
Tax cost	$ 252,340,756

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Bond Fund	42,861,760	40,017,332

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $76.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Flex Conservative Income Bond Fund	- %-C
Actual		$1,000.00	$998.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs. The Board noted that there was a portfolio management change for the fund in October 2020.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZCI-SANN-0422
1.9887610.103

Fidelity® Series Corporate Bond Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	3.2%
AAA	0.3%
AA	0.5%
A	15.4%
BBB	63.7%
BB and Below	11.8%
Short-Term Investments and Net Other Assets	5.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	91.0%
U.S. Government and U.S. Government Agency Obligations	3.2%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 21.1%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
2.25% 2/1/32	$650,000	$599,867
3.65% 6/1/51	2,300,000	2,169,743
3.65% 9/15/59	223,000	202,299
3.8% 12/1/57	1,354,000	1,270,327
4.35% 3/1/29	900,000	978,207
4.9% 6/15/42	250,000	276,288
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	670,000	659,025
Verizon Communications, Inc.:
2.1% 3/22/28	312,000	301,338
2.55% 3/21/31	289,000	277,413
3.15% 3/22/30	47,000	47,155
3.7% 3/22/61	1,300,000	1,239,098
4% 3/22/50	1,500,000	1,539,322
4.016% 12/3/29	1,250,000	1,341,444
		10,901,526
Entertainment - 0.4%
The Walt Disney Co.:
3.8% 3/22/30	600,000	643,049
4.7% 3/23/50	700,000	827,811
4.75% 9/15/44	320,000	370,950
		1,841,810
Interactive Media & Services - 0.1%
Tencent Holdings Ltd.:
2.88% 4/22/31 (a)	320,000	307,501
3.575% 4/11/26 (a)	260,000	269,636
		577,137
Media - 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	1,600,000	1,739,186
5.75% 4/1/48	1,950,000	2,155,477
Comcast Corp.:
2.937% 11/1/56 (a)	679,000	571,496
2.987% 11/1/63 (a)	2,211,000	1,840,863
COX Communications, Inc.:
1.8% 10/1/30 (a)	740,000	654,285
3.15% 8/15/24 (a)	35,000	35,696
Discovery Communications LLC:
3.625% 5/15/30	1,583,000	1,591,721
3.95% 3/20/28	600,000	618,888
Fox Corp.:
4.709% 1/25/29	4,000	4,366
5.476% 1/25/39	504,000	587,606
5.576% 1/25/49	3,000	3,609
Time Warner Cable LLC:
5.875% 11/15/40	1,200,000	1,342,731
7.3% 7/1/38	500,000	625,847
		11,771,771
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. 5% 3/15/44	270,000	292,693
T-Mobile U.S.A., Inc.:
2.4% 3/15/29 (a)	381,000	362,672
2.7% 3/15/32 (a)	1,382,000	1,299,440
3.75% 4/15/27	3,950,000	4,101,282
Vodafone Group PLC:
4.375% 5/30/28	700,000	757,164
5.25% 5/30/48	1,500,000	1,719,399
		8,532,650

TOTAL COMMUNICATION SERVICES		33,624,894

CONSUMER DISCRETIONARY - 5.0%
Automobiles - 1.7%
Ford Motor Co. 3.25% 2/12/32	1,400,000	1,320,382
General Motors Co. 5.95% 4/1/49	1,300,000	1,553,422
General Motors Financial Co., Inc. 3.1% 1/12/32	1,400,000	1,336,189
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (a)	750,000	705,939
3.125% 5/12/23 (a)	200,000	202,888
4.75% 11/13/28 (a)	1,900,000	2,101,290
		7,220,110
Distributors - 0.2%
Genuine Parts Co. 2.75% 2/1/32	747,000	714,799
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.:
3.625% 9/1/49	600,000	589,116
4.875% 12/9/45	470,000	532,903
		1,122,019
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	179,696
Multiline Retail - 0.4%
Dollar Tree, Inc.:
3.375% 12/1/51	1,000,000	898,019
4% 5/15/25	500,000	521,126
4.2% 5/15/28	375,000	400,359
		1,819,504
Specialty Retail - 2.1%
Advance Auto Parts, Inc.:
1.75% 10/1/27	2,313,000	2,169,647
3.9% 4/15/30	1,000,000	1,033,805
AutoNation, Inc.:
3.85% 3/1/32	1,900,000	1,919,685
4.75% 6/1/30	20,000	21,551
Lowe's Companies, Inc. 3.5% 4/1/51	975,000	923,451
O'Reilly Automotive, Inc.:
4.2% 4/1/30	800,000	856,870
4.35% 6/1/28	75,000	80,893
Ross Stores, Inc. 1.875% 4/15/31	600,000	542,700
The Home Depot, Inc. 1.375% 3/15/31	575,000	514,858
Triton Container International Ltd. 1.15% 6/7/24 (a)	1,200,000	1,163,777
		9,227,237
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc. 3.05% 3/15/32	1,515,000	1,441,350

TOTAL CONSUMER DISCRETIONARY		21,724,715

CONSUMER STAPLES - 6.8%
Beverages - 1.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	2,300,000	2,598,912
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	534,997
4.5% 6/1/50	325,000	357,624
4.6% 4/15/48	700,000	767,416
4.9% 1/23/31	525,000	601,920
Constellation Brands, Inc.:
2.25% 8/1/31	1,600,000	1,461,924
2.875% 5/1/30	470,000	458,539
		6,781,332
Food & Staples Retailing - 0.0%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	138,000	135,731
Food Products - 1.6%
JBS Finance Luxembourg SARL 2.5% 1/15/27 (a)	1,625,000	1,527,516
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (a)	1,570,000	1,385,541
4.375% 2/2/52 (a)	680,000	608,056
5.5% 1/15/30 (a)	1,600,000	1,653,160
JDE Peet's BV 2.25% 9/24/31 (a)	545,000	494,051
Smithfield Foods, Inc. 3% 10/15/30 (a)	1,432,000	1,357,403
		7,025,727
Tobacco - 3.6%
Altria Group, Inc.:
2.45% 2/4/32	1,500,000	1,339,189
3.4% 2/4/41	1,180,000	976,813
4.25% 8/9/42	14,000	12,782
4.8% 2/14/29	612,000	661,138
BAT Capital Corp.:
2.259% 3/25/28	1,225,000	1,143,499
2.726% 3/25/31	2,800,000	2,566,081
3.557% 8/15/27	2,500,000	2,516,073
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	500,000	506,775
3.75% 7/21/22 (a)	900,000	903,718
4.25% 7/21/25 (a)	3,200,000	3,339,125
Reynolds American, Inc. 4.45% 6/12/25	1,725,000	1,803,946
		15,769,139

TOTAL CONSUMER STAPLES		29,711,929

ENERGY - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
Canadian Natural Resources Ltd.:
2.95% 7/15/30	472,000	468,176
6.25% 3/15/38	1,075,000	1,315,603
Cenovus Energy, Inc.:
2.65% 1/15/32	159,000	147,705
3.75% 2/15/52	480,000	433,092
4.25% 4/15/27	3,350,000	3,542,574
5.4% 6/15/47	64,000	72,015
6.75% 11/15/39	351,000	439,827
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	523,742
DCP Midstream Operating LP:
3.875% 3/15/23	500,000	505,625
5.125% 5/15/29	2,200,000	2,315,500
5.375% 7/15/25	500,000	529,553
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29 (a)	582,000	574,325
3.9% 11/15/49 (a)	1,000,000	977,456
Enbridge, Inc.:
3.4% 8/1/51	900,000	814,822
4.5% 6/10/44	250,000	263,702
Energy Transfer LP:
3.75% 5/15/30	3,554,000	3,611,453
4.25% 3/15/23	450,000	458,612
4.25% 4/1/24	525,000	540,430
4.95% 6/15/28	650,000	699,066
Enterprise Products Operating LP:
3.3% 2/15/53	1,500,000	1,314,334
5.1% 2/15/45	375,000	419,415
Equinor ASA:
1.75% 1/22/26	61,000	59,819
2.375% 5/22/30	550,000	535,676
Hess Corp.:
4.3% 4/1/27	2,575,000	2,722,292
5.8% 4/1/47	510,000	610,293
6% 1/15/40	575,000	679,230
Magellan Midstream Partners LP 3.25% 6/1/30	500,000	497,251
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	315,606
MPLX LP:
1.75% 3/1/26	2,073,000	1,986,748
2.65% 8/15/30	702,000	661,553
Occidental Petroleum Corp.:
2.9% 8/15/24	83,000	83,104
3.2% 8/15/26	11,000	10,997
3.4% 4/15/26	2,250,000	2,250,000
4.3% 8/15/39	5,000	4,725
4.4% 8/15/49	5,000	4,749
Ovintiv, Inc.:
5.15% 11/15/41	136,000	136,536
8.125% 9/15/30	409,000	524,811
Petroleos Mexicanos:
4.5% 1/23/26	1,000,000	982,400
6.49% 1/23/27	75,000	76,988
6.5% 3/13/27	80,000	82,120
Phillips 66 Co. 4.875% 11/15/44	300,000	341,142
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	97,000	97,324
4.65% 10/15/25	1,119,000	1,184,802
Qatar Petroleum 2.25% 7/12/31 (a)	1,640,000	1,545,700
Suncor Energy, Inc. 6.5% 6/15/38	430,000	544,409
The Williams Companies, Inc. 3.5% 11/15/30	913,000	928,120
Total Capital International SA 3.127% 5/29/50	800,000	739,273
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	25,000	25,184
Western Gas Partners LP:
3.6% 2/1/25	1,500,000	1,503,750
4.55% 2/1/30	1,870,000	1,923,407
		41,025,036
FINANCIALS - 30.4%
Banks - 15.3%
AIB Group PLC:
4.263% 4/10/25 (a)(b)	250,000	256,459
4.75% 10/12/23 (a)	1,000,000	1,035,644
Banco Santander SA 2.749% 12/3/30	1,000,000	911,310
Bank of America Corp.:
2.299% 7/21/32 (b)	1,500,000	1,391,479
2.676% 6/19/41 (b)	1,030,000	904,429
3.483% 3/13/52 (b)	950,000	919,800
3.95% 4/21/25	1,100,000	1,140,694
4.271% 7/23/29 (b)	700,000	745,653
Bank of Ireland Group PLC 4.5% 11/25/23 (a)	200,000	206,699
Barclays PLC:
1.007% 12/10/24 (b)	307,000	299,208
2.645% 6/24/31 (b)	450,000	424,515
2.894% 11/24/32 (b)	2,250,000	2,131,936
3.65% 3/16/25	1,000,000	1,024,815
5.2% 5/12/26	1,750,000	1,875,878
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (a)(b)(c)	1,182,000	1,111,182
3.052% 1/13/31 (a)(b)	875,000	851,499
3.132% 1/20/33 (a)(b)	1,250,000	1,209,229
4.625% 3/13/27 (a)	450,000	474,333
BPCE SA:
2.277% 1/20/32 (a)(b)	600,000	544,653
2.375% 1/14/25 (a)	1,400,000	1,384,522
4.875% 4/1/26 (a)	200,000	211,671
Citigroup, Inc.:
1.462% 6/9/27 (b)	2,000,000	1,891,011
4.075% 4/23/29 (b)	1,600,000	1,683,478
4.4% 6/10/25	400,000	419,665
4.45% 9/29/27	1,200,000	1,281,639
Citizens Financial Group, Inc. 2.638% 9/30/32	2,015,000	1,868,663
Credit Agricole SA 2.811% 1/11/41 (a)	444,000	381,679
Danske Bank A/S 1.171% 12/8/23 (a)(b)	1,050,000	1,042,430
Fifth Third Bancorp 8.25% 3/1/38	300,000	451,448
HSBC Holdings PLC:
2.251% 11/22/27 (b)	1,076,000	1,037,251
2.357% 8/18/31 (b)	1,002,000	920,283
2.848% 6/4/31 (b)	1,800,000	1,722,091
Huntington Bancshares, Inc. 2.487% 8/15/36 (a)(b)	1,287,000	1,178,047
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	1,126,000	1,186,880
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	104,000	101,130
3.882% 7/24/38 (b)	2,725,000	2,873,300
4.203% 7/23/29 (b)	600,000	638,196
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	200,000	199,750
4.65% 3/24/26	1,000,000	1,054,681
Mizuho Financial Group, Inc. 1.234% 5/22/27 (b)	1,900,000	1,778,909
National Australia Bank Ltd. 2.99% 5/21/31 (a)	1,200,000	1,145,555
NatWest Group PLC:
2.359% 5/22/24 (b)	228,000	228,536
5.125% 5/28/24	1,220,000	1,283,779
6% 12/19/23	1,400,000	1,485,041
Rabobank Nederland 3.75% 7/21/26	300,000	309,320
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (b)	335,000	325,409
3.45% 6/2/25	4,750,000	4,828,770
Societe Generale:
1.488% 12/14/26 (a)(b)	3,300,000	3,084,613
3% 1/22/30 (a)	430,000	412,624
3.625% 3/1/41 (a)	1,300,000	1,152,621
3.875% 3/28/24 (a)	700,000	717,751
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	630,000	644,650
Sumitomo Mitsui Financial Group, Inc. 0.948% 1/12/26	1,150,000	1,084,046
SVB Financial Group:
2.1% 5/15/28	1,050,000	1,005,458
3.125% 6/5/30	170,000	170,895
UniCredit SpA 1.982% 6/3/27 (a)(b)	1,200,000	1,119,276
Wells Fargo & Co.:
2.164% 2/11/26 (b)	3,380,000	3,338,853
2.393% 6/2/28 (b)	800,000	781,854
4.478% 4/4/31 (b)	1,000,000	1,091,534
5.013% 4/4/51 (b)	700,000	861,973
Zions Bancorp NA 3.25% 10/29/29	850,000	853,152
		66,691,849
Capital Markets - 5.5%
Ares Capital Corp.:
2.15% 7/15/26	750,000	707,558
2.875% 6/15/27	1,100,000	1,050,017
3.25% 7/15/25	1,775,000	1,757,864
3.875% 1/15/26	240,000	243,322
4.25% 3/1/25	75,000	76,741
Blackstone Holdings Finance Co. LLC 2.8% 9/30/50 (a)	523,000	435,288
Credit Suisse Group AG:
1.305% 2/2/27 (a)(b)	800,000	741,479
3.091% 5/14/32 (a)(b)	1,200,000	1,137,870
3.75% 3/26/25	1,150,000	1,179,478
4.194% 4/1/31 (a)(b)	800,000	830,838
Deutsche Bank AG 4.5% 4/1/25	3,029,000	3,113,856
Deutsche Bank AG New York Branch:
0.962% 11/8/23	725,000	711,557
2.129% 11/24/26 (b)	1,650,000	1,588,608
2.222% 9/18/24 (b)	1,000,000	997,628
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (b)	1,850,000	1,747,702
4.223% 5/1/29 (b)	900,000	954,063
Moody's Corp. 2.55% 8/18/60	1,355,000	1,017,891
Morgan Stanley:
1.794% 2/13/32 (b)	740,000	660,529
2.239% 7/21/32 (b)	1,500,000	1,380,982
4.35% 9/8/26	1,085,000	1,152,190
4.431% 1/23/30 (b)	111,000	119,748
5% 11/24/25	552,000	596,594
UBS Group AG:
2.095% 2/11/32 (a)(b)	1,550,000	1,410,080
3.126% 8/13/30 (a)(b)	613,000	605,857
		24,217,740
Consumer Finance - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	900,000	873,449
2.45% 10/29/26	227,000	219,004
3% 10/29/28	237,000	228,271
3.3% 1/30/32	254,000	241,141
3.4% 10/29/33	526,000	496,696
3.85% 10/29/41	860,000	796,983
4.125% 7/3/23	850,000	868,981
Ally Financial, Inc.:
2.2% 11/2/28	480,000	448,742
5.75% 11/20/25	910,000	968,832
8% 11/1/31	717,000	944,456
Capital One Financial Corp.:
2.359% 7/29/32 (b)	1,785,000	1,593,126
3.2% 2/5/25	2,700,000	2,756,189
3.8% 1/31/28	11,000	11,453
Discover Financial Services 4.1% 2/9/27	39,000	40,903
Ford Motor Credit Co. LLC:
3.096% 5/4/23	1,300,000	1,309,822
3.625% 6/17/31	200,000	192,323
4.271% 1/9/27	400,000	403,000
GE Capital International Funding Co. 4.418% 11/15/35	811,000	911,716
Synchrony Financial:
3.95% 12/1/27	75,000	77,262
4.25% 8/15/24	858,000	889,213
4.375% 3/19/24	407,000	420,853
		14,692,415
Diversified Financial Services - 2.4%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	404,000	383,155
Athene Global Funding:
1.45% 1/8/26 (a)	1,150,000	1,098,244
1.985% 8/19/28 (a)	1,355,000	1,250,690
2.5% 3/24/28 (a)	750,000	723,693
Blackstone Private Credit Fund 2.7% 1/15/25 (a)	1,500,000	1,463,519
Brixmor Operating Partnership LP:
2.25% 4/1/28	410,000	390,423
4.05% 7/1/30	148,000	153,542
Equitable Holdings, Inc. 4.35% 4/20/28	700,000	749,336
Jackson Financial, Inc.:
3.125% 11/23/31 (a)	2,210,000	2,120,520
4% 11/23/51 (a)	800,000	718,547
Rexford Industrial Realty LP 2.15% 9/1/31	599,000	539,591
USAA Capital Corp. 2.125% 5/1/30 (a)	150,000	144,890
Voya Financial, Inc. 3.65% 6/15/26	650,000	684,430
		10,420,580
Insurance - 3.8%
AIA Group Ltd.:
3.2% 9/16/40 (a)	950,000	889,134
3.6% 4/9/29 (a)	1,515,000	1,601,566
American International Group, Inc. 3.4% 6/30/30	1,950,000	2,004,899
AmFam Holdings, Inc. 2.805% 3/11/31 (a)	950,000	913,214
Assurant, Inc. 2.65% 1/15/32	2,100,000	1,936,504
Athene Holding Ltd.:
3.45% 5/15/52	700,000	612,872
3.95% 5/25/51	316,000	301,498
Empower Finance 2020 LP:
1.776% 3/17/31 (a)	324,000	294,727
3.075% 9/17/51 (a)	540,000	486,614
Fairfax Financial Holdings Ltd. 3.375% 3/3/31	571,000	564,411
Five Corners Funding Trust II 2.85% 5/15/30 (a)	890,000	876,027
Guardian Life Insurance Co. of America 4.85% 1/24/77 (a)	400,000	462,052
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,025,000	1,087,658
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	11,382
4.375% 3/15/29	10,000	10,907
4.9% 3/15/49	834,000	998,152
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	350,000	329,797
New York Life Insurance Co. 4.45% 5/15/69 (a)	54,000	60,135
Pacific LifeCorp 3.35% 9/15/50 (a)	700,000	668,608
Principal Financial Group, Inc. 3.7% 5/15/29	96,000	102,189
Reliance Standard Life Global Funding II 2.75% 5/7/25 (a)	478,000	482,854
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	600,000	635,274
Unum Group 4.125% 6/15/51	1,520,000	1,378,623
		16,709,097

TOTAL FINANCIALS		132,731,681

HEALTH CARE - 8.3%
Biotechnology - 1.2%
AbbVie, Inc.:
4.25% 11/21/49	700,000	744,332
4.5% 5/14/35	3,150,000	3,500,494
4.55% 3/15/35	75,000	82,607
Amgen, Inc. 3.375% 2/21/50	700,000	641,741
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	400,000	357,278
		5,326,452
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	736,959
Boston Scientific Corp. 2.65% 6/1/30	500,000	484,854
		1,221,813
Health Care Providers & Services - 3.5%
Centene Corp.:
2.625% 8/1/31	2,645,000	2,438,849
3% 10/15/30	500,000	476,598
4.25% 12/15/27	1,025,000	1,049,241
4.625% 12/15/29	195,000	200,850
Cigna Corp.:
3.4% 3/15/50	500,000	457,381
4.125% 11/15/25	4,000	4,215
4.375% 10/15/28	561,000	608,048
4.8% 8/15/38	1,907,000	2,124,457
4.9% 12/15/48	7,000	7,951
CVS Health Corp.:
4.78% 3/25/38	1,300,000	1,453,741
5.05% 3/25/48	350,000	408,683
HCA Holdings, Inc.:
5.125% 6/15/39	1,217,000	1,356,280
5.25% 6/15/49	240,000	273,006
Sabra Health Care LP 3.2% 12/1/31	588,000	546,860
UnitedHealth Group, Inc. 4.75% 7/15/45	950,000	1,125,821
Universal Health Services, Inc.:
2.65% 10/15/30 (a)	1,704,000	1,609,339
2.65% 1/15/32 (a)	1,072,000	997,695
		15,139,015
Pharmaceuticals - 3.3%
AstraZeneca PLC 6.45% 9/15/37	1,435,000	1,947,536
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	1,050,000	1,102,700
4.875% 6/25/48 (a)	1,150,000	1,259,346
Bristol-Myers Squibb Co.:
4.125% 6/15/39	138,000	151,251
4.25% 10/26/49	480,000	536,779
4.55% 2/20/48	425,000	493,016
Elanco Animal Health, Inc.:
5.272% 8/28/23 (b)	700,000	721,000
5.9% 8/28/28 (b)	1,375,000	1,485,413
Mylan NV 4.55% 4/15/28	1,004,000	1,070,091
Perrigo Finance PLC 3.9% 6/15/30	600,000	550,219
Utah Acquisition Sub, Inc. 5.25% 6/15/46	650,000	688,139
Viatris, Inc.:
1.65% 6/22/25	3,427,000	3,310,966
2.7% 6/22/30	1,328,000	1,239,681
4% 6/22/50	105,000	93,111
		14,649,248

TOTAL HEALTH CARE		36,336,528

INDUSTRIALS - 5.1%
Aerospace & Defense - 1.7%
BAE Systems PLC:
1.9% 2/15/31 (a)	520,000	469,786
3% 9/15/50 (a)	433,000	380,861
Northrop Grumman Corp. 4.03% 10/15/47	1,225,000	1,291,898
The Boeing Co.:
2.196% 2/4/26	1,200,000	1,170,847
2.75% 2/1/26	900,000	900,657
3.75% 2/1/50	1,150,000	1,068,603
5.04% 5/1/27	900,000	977,713
5.15% 5/1/30	885,000	977,521
		7,237,886
Airlines - 0.3%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	178,306	165,526
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (a)	296,972	290,598
Southwest Airlines Co. 5.125% 6/15/27	475,000	526,585
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	137,872	131,675
United Airlines, Inc. 4.55% 2/25/33	171,394	182,188
		1,296,572
Building Products - 0.2%
Carrier Global Corp. 2.7% 2/15/31	900,000	870,419
Industrial Conglomerates - 0.4%
Roper Technologies, Inc. 2% 6/30/30	2,035,000	1,852,965
Machinery - 0.6%
Daimler Trucks Finance North America LLC 2% 12/14/26 (a)	1,276,000	1,231,099
Ingersoll-Rand Luxembourg Finance SA 4.5% 3/21/49	300,000	331,175
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	1,000,000	1,035,983
		2,598,257
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	25,000	24,471
Leidos, Inc. 3.625% 5/15/25	70,000	71,978
		96,449
Road & Rail - 0.9%
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	587,160
Canadian Pacific Railway Co. 3.1% 12/2/51	885,000	802,342
CSX Corp. 4.3% 3/1/48	1,125,000	1,229,869
Norfolk Southern Corp. 3.155% 5/15/55	516,000	473,728
Union Pacific Corp. 3.25% 2/5/50	800,000	768,217
		3,861,316
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.3% 2/1/25	850,000	839,774
2.875% 1/15/32	1,900,000	1,777,682
		2,617,456
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (a)	1,601,000	1,499,191
4.375% 5/1/26 (a)	110,000	113,275
		1,612,466

TOTAL INDUSTRIALS		22,043,786

INFORMATION TECHNOLOGY - 5.2%
Electronic Equipment & Components - 1.8%
Dell International LLC/EMC Corp.:
3.45% 12/15/51 (a)	700,000	592,764
6.02% 6/15/26	2,125,000	2,371,179
6.2% 7/15/30	950,000	1,124,355
Vontier Corp.:
1.8% 4/1/26	3,000,000	2,796,690
2.95% 4/1/31	1,169,000	1,059,488
		7,944,476
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	1,054,000	1,030,549
Fiserv, Inc. 3.5% 7/1/29	271,000	274,593
		1,305,142
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom, Inc.:
1.95% 2/15/28 (a)	854,000	805,120
2.45% 2/15/31 (a)	460,000	424,935
2.6% 2/15/33 (a)	1,617,000	1,475,699
3.5% 2/15/41 (a)	371,000	342,080
3.75% 2/15/51 (a)	174,000	162,360
Marvell Technology, Inc. 2.45% 4/15/28	1,500,000	1,446,420
Micron Technology, Inc.:
2.703% 4/15/32	1,100,000	1,028,753
4.185% 2/15/27	1,250,000	1,319,988
NVIDIA Corp. 3.7% 4/1/60	1,050,000	1,096,387
		8,101,742
Software - 0.9%
Oracle Corp.:
2.3% 3/25/28	529,000	504,041
2.875% 3/25/31	1,300,000	1,240,794
3.95% 3/25/51	1,880,000	1,722,158
4% 11/15/47	375,000	342,237
		3,809,230
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.8% 2/8/61	700,000	609,750
3.85% 8/4/46	800,000	852,793
		1,462,543

TOTAL INFORMATION TECHNOLOGY		22,623,133

MATERIALS - 1.0%
Chemicals - 1.0%
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (a)	1,825,000	1,725,528
3.468% 12/1/50 (a)	525,000	476,739
5% 9/26/48	850,000	971,703
Sherwin-Williams Co. 4.5% 6/1/47	375,000	411,338
Westlake Corp. 3.375% 6/15/30	900,000	916,632
		4,501,940
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	55,744

TOTAL MATERIALS		4,557,684

REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Agree LP 2% 6/15/28	2,100,000	1,976,597
Alexandria Real Estate Equities, Inc. 1.875% 2/1/33	950,000	839,834
American Homes 4 Rent LP:
2.375% 7/15/31	44,000	40,454
3.375% 7/15/51	68,000	58,308
Camden Property Trust 2.8% 5/15/30	58,000	57,395
Corporate Office Properties LP:
2% 1/15/29	420,000	388,827
2.25% 3/15/26	52,000	51,133
2.9% 12/1/33	1,100,000	1,015,838
Crown Castle International Corp. 3.25% 1/15/51	450,000	386,093
Hudson Pacific Properties LP 3.95% 11/1/27	3,400,000	3,547,207
Invitation Homes Operating Partnership LP 2% 8/15/31	600,000	534,408
Kite Realty Group Trust:
4% 3/15/25	14,000	14,397
4.75% 9/15/30	277,000	298,347
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	1,725,000	1,625,390
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	278,000	255,323
3.375% 2/1/31	1,402,000	1,326,197
4.5% 1/15/25	600,000	624,866
4.5% 4/1/27	1,000,000	1,055,534
Piedmont Operating Partnership LP 2.75% 4/1/32	86,000	79,896
Realty Income Corp.:
2.85% 12/15/32	30,000	29,174
3.25% 1/15/31	30,000	30,417
Spirit Realty LP 2.1% 3/15/28	516,000	485,821
Store Capital Corp. 2.7% 12/1/31	1,675,000	1,554,218
UDR, Inc.:
2.1% 8/1/32	939,000	844,729
2.1% 6/15/33	374,000	330,565
Ventas Realty LP:
2.5% 9/1/31	729,000	688,211
4.4% 1/15/29	2,050,000	2,228,029
Vornado Realty LP:
2.15% 6/1/26	103,000	99,997
3.4% 6/1/31	372,000	364,925
Welltower, Inc.:
3.625% 3/15/24	10,000	10,272
4.125% 3/15/29	675,000	722,622
WP Carey, Inc.:
2.4% 2/1/31	348,000	326,267
4.25% 10/1/26	450,000	479,685
		22,370,976
Real Estate Management & Development - 0.3%
Sun Communities Operating LP:
2.3% 11/1/28	97,000	91,625
2.7% 7/15/31	250,000	235,180
Tanger Properties LP:
2.75% 9/1/31	259,000	235,580
3.125% 9/1/26	497,000	494,850
		1,057,235

TOTAL REAL ESTATE		23,428,211

UTILITIES - 6.7%
Electric Utilities - 2.8%
American Transmission Systems, Inc. 2.65% 1/15/32 (a)	1,148,000	1,102,126
Cincinnati Gas & Electric Co. 2.125% 6/1/30	770,000	725,324
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,790,000	2,900,633
4.973% 5/1/46	750,000	829,434
Duke Energy Corp. 2.45% 6/1/30	70,000	66,511
Duquesne Light Holdings, Inc.:
2.775% 1/7/32 (a)	266,000	250,395
3.616% 8/1/27 (a)	1,810,000	1,847,962
Entergy Corp. 2.8% 6/15/30	72,000	69,191
Exelon Corp.:
4.7% 4/15/50	800,000	906,828
5.1% 6/15/45	370,000	427,083
FirstEnergy Corp.:
2.25% 9/1/30	534,000	488,861
2.65% 3/1/30	780,000	732,935
4.4% 7/15/27	900,000	932,130
Nevada Power Co. 3.7% 5/1/29	75,000	79,013
Southern Co. 4.4% 7/1/46	700,000	733,422
		12,091,848
Gas Utilities - 0.2%
ONE Gas, Inc. 2% 5/15/30	278,000	258,941
Southern Co. Gas Capital Corp. 4.4% 5/30/47	625,000	658,979
		917,920
Independent Power and Renewable Electricity Producers - 2.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (a)	1,215,000	1,169,438
Emera U.S. Finance LP:
3.55% 6/15/26	2,550,000	2,622,544
4.75% 6/15/46	1,775,000	1,873,254
The AES Corp.:
1.375% 1/15/26	290,000	275,603
2.45% 1/15/31	3,120,000	2,887,997
3.3% 7/15/25 (a)	216,000	217,037
3.95% 7/15/30 (a)	389,000	396,858
		9,442,731
Multi-Utilities - 1.5%
Dominion Energy, Inc. 4.25% 6/1/28	775,000	827,118
NiSource, Inc.:
2.95% 9/1/29	229,000	225,784
3.6% 5/1/30	671,000	685,688
4.375% 5/15/47	650,000	679,660
Puget Energy, Inc.:
2.379% 6/15/28	2,000,000	1,901,399
4.1% 6/15/30	885,000	917,910
Sempra Energy 3.8% 2/1/38	1,500,000	1,517,201
		6,754,760

TOTAL UTILITIES		29,207,259

TOTAL NONCONVERTIBLE BONDS
(Cost $416,032,611)		397,014,856

U.S. Treasury Obligations - 3.2%
U.S. Treasury Bonds:
1.75% 8/15/41	$2,500,000	$2,291,406
1.875% 2/15/41	2,943,000	2,766,650
1.875% 11/15/51	3,850,000	3,591,930
2% 11/15/41	2,000,000	1,914,688
2% 8/15/51	927,000	889,196
2.25% 2/15/52	2,250,000	2,292,188
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,181,867)		13,746,058

Municipal Securities - 0.0%
California Gen. Oblig. Series 2009, 7.55% 4/1/39
(Cost $107,723)	75,000	117,964

Foreign Government and Government Agency Obligations - 0.3%
United Mexican States:
3.25% 4/16/30	200,000	194,300
4.5% 4/22/29	1,000,000	1,060,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,328,873)		1,254,800

Preferred Securities - 0.4%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80 (b)	753,000	790,603
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.875% (a)(b)(d)	950,000	924,672
TOTAL PREFERRED SECURITIES
(Cost $1,705,128)		1,715,275
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.07% (e)
(Cost $18,793,885)	18,790,137	18,793,895
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $452,150,087)		432,642,848
NET OTHER ASSETS (LIABILITIES) - 0.8%		3,612,846
NET ASSETS - 100%		$436,255,694

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,808,673 or 19.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$18,250,610	$68,841,425	$68,298,141	$6,667	$--	$1	$18,793,895	0.0%
Total	$18,250,610	$68,841,425	$68,298,141	$6,667	$--	$1	$18,793,895

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$397,014,856	$--	$397,014,856	$--
U.S. Government and Government Agency Obligations	13,746,058	--	13,746,058	--
Municipal Securities	117,964	--	117,964	--
Foreign Government and Government Agency Obligations	1,254,800	--	1,254,800	--
Preferred Securities	1,715,275	--	1,715,275	--
Money Market Funds	18,793,895	18,793,895	--	--
Total Investments in Securities:	$432,642,848	$18,793,895	$413,848,953	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.9%
United Kingdom	5.7%
France	3.0%
Canada	2.4%
Switzerland	1.6%
Ireland	1.6%
Others (Individually Less Than 1%)	6.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $433,356,202)	$413,848,953
Fidelity Central Funds (cost $18,793,885)	18,793,895
Total Investment in Securities (cost $452,150,087)		$432,642,848
Cash		187,538
Receivable for fund shares sold		2,879,872
Interest receivable		3,636,083
Distributions receivable from Fidelity Central Funds		909
Total assets		439,347,250
Liabilities
Payable for investments purchased	$2,480,225
Payable for fund shares redeemed	609,915
Distributions payable	7
Other payables and accrued expenses	1,409
Total liabilities		3,091,556
Net Assets		$436,255,694
Net Assets consist of:
Paid in capital		$456,208,743
Total accumulated earnings (loss)		(19,953,049)
Net Assets		$436,255,694
Net Asset Value, offering price and redemption price per share ($436,255,694 ÷ 41,908,270 shares)		$10.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$21,649
Interest		5,712,304
Income from Fidelity Central Funds		6,667
Total income		5,740,620
Expenses
Custodian fees and expenses	$2,705
Independent trustees' fees and expenses	743
Total expenses before reductions	3,448
Expense reductions	(52)
Total expenses after reductions		3,396
Net investment income (loss)		5,737,224
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	863,829
Total net realized gain (loss)		863,829
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(34,131,441)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(34,131,440)
Net gain (loss)		(33,267,611)
Net increase (decrease) in net assets resulting from operations		$(27,530,387)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,737,224	$8,733,319
Net realized gain (loss)	863,829	94,183
Change in net unrealized appreciation (depreciation)	(34,131,440)	1,974,803
Net increase (decrease) in net assets resulting from operations	(27,530,387)	10,802,305
Distributions to shareholders	(6,859,663)	(10,858,407)
Share transactions
Proceeds from sales of shares	74,893,352	302,307,229
Reinvestment of distributions	6,859,663	10,857,338
Cost of shares redeemed	(54,522,661)	(78,111,439)
Net increase (decrease) in net assets resulting from share transactions	27,230,354	235,053,128
Total increase (decrease) in net assets	(7,159,696)	234,997,026
Net Assets
Beginning of period	443,415,390	208,418,364
End of period	$436,255,694	$443,415,390
Other Information
Shares
Sold	6,844,437	27,040,787
Issued in reinvestment of distributions	628,599	973,610
Redeemed	(5,015,463)	(6,991,750)
Net increase (decrease)	2,457,573	21,022,647

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Corporate Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$11.31	$10.84	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.141	.296	.353	.377	.013
Net realized and unrealized gain (loss)	(.803)	.054	.511	.917	(.050)
Total from investment operations	(.662)	.350	.864	1.294	(.037)
Distributions from net investment income	(.141)	(.304)	(.356)	(.397)	(.013)
Distributions from net realized gain	(.027)	(.116)	(.038)	(.007)	–
Total distributions	(.168)	(.420)	(.394)	(.404)	(.013)
Net asset value, end of period	$10.41	$11.24	$11.31	$10.84	$9.95
Total ReturnD,E	(5.95)%	3.18%	8.19%	13.38%	(.37)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	- %H,I	- %I	- %I	.01%	- %H,I
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	.01%	- %H,I
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %H,I
Net investment income (loss)	2.60%H	2.67%	3.26%	3.73%	3.11%H
Supplemental Data
Net assets, end of period (000 omitted)	$436,256	$443,415	$208,418	$110,465	$10,285
Portfolio turnover rateJ	33%H	38%	37%	32%	43%K

 A For the period August 17, 2018 (commencement of operations) through August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Series Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,301,677
Gross unrealized depreciation	(23,068,708)
Net unrealized appreciation (depreciation)	$(19,767,031)
Tax cost	$452,409,879

The Fund elected to defer to its next fiscal year approximately $159,461 of capital losses recognized during the period November 1, 2020 to August 31, 2021.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Corporate Bond Fund	64,052,402	35,575,896

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $52.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Series Corporate Bond Fund	- %
Actual		$1,000.00	$940.50	$-
Hypothetical-C		$1,000.00	$1,024.79	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans. The Board noted that there was a portfolio management change for the fund in October 2020.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XBC-SANN-0422
1.9891232.103

Fidelity® SAI Total Bond Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	49.7%
AAA	5.6%
AA	1.8%
A	6.1%
BBB	18.8%
BB and Below	14.4%
Not Rated	3.0%
Equities	0.2%
Short-Term Investments and Net Other Assets	0.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*,**
Corporate Bonds	31.8%
U.S. Government and U.S. Government Agency Obligations	49.7%
Asset-Backed Securities	5.3%
CMOs and Other Mortgage Related Securities	4.3%
Municipal Bonds	0.6%
Stocks	0.2%
Other Investments	7.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Futures and Swaps - 0.1%

 ** Foreign investments - 14.2%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 31.8%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$2,511,000	$2,389,217
3.375% 8/15/26		3,905,000	3,541,835
			5,931,052
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		521,057	2,813,708
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		899,094	4,378,588
			7,192,296
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (d)		10,000	32,700
Digitalbridge Group, Inc. 5% 4/15/23		10,000	10,186
			42,886

TOTAL CONVERTIBLE BONDS			13,166,234

Nonconvertible Bonds - 31.7%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.1%
Altice France SA:
5.125% 1/15/29 (d)		6,850,000	6,216,375
5.125% 7/15/29 (d)		4,460,000	4,036,300
5.5% 1/15/28 (d)		2,440,000	2,281,400
5.5% 10/15/29 (d)		4,465,000	4,091,056
AT&T, Inc.:
2.55% 12/1/33		3,443,000	3,193,469
3% 6/30/22		4,553,000	4,566,809
3.8% 12/1/57		8,798,000	8,254,308
4.3% 2/15/30		5,781,000	6,293,545
4.45% 4/1/24		855,000	892,595
6.2% 3/15/40		4,280,000	5,219,237
6.3% 1/15/38		6,048,000	7,754,732
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		149,000	152,893
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		15,174,000	15,666,852
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		565,000	530,190
5.625% 9/15/28 (d)		445,000	402,725
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		300,000	273,900
Consolidated Communications, Inc. 5% 10/1/28 (d)		690,000	653,775
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		6,500,000	6,309,875
5.875% 10/15/27 (d)		2,739,000	2,777,729
5.875% 11/1/29		2,580,000	2,373,600
6% 1/15/30 (d)		1,500,000	1,397,250
6.75% 5/1/29 (d)		2,960,000	2,873,553
IHS Holding Ltd. 5.625% 11/29/26 (d)		830,000	811,325
Iliad SA:
0.75% 2/11/24 (Reg. S)	EUR	7,000,000	7,483,783
1.5% 10/14/24 (Reg. S)	EUR	900,000	971,900
1.875% 2/11/28 (Reg. S)	EUR	900,000	874,447
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		420,000	367,864
4.25% 7/1/28 (d)		4,430,000	4,090,618
4.625% 9/15/27 (d)		2,595,000	2,504,175
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		880,000	849,200
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)		7,015,000	5,871,099
5.125% 12/15/26 (d)		4,580,000	4,261,072
6.875% 1/15/28		494,000	476,246
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28 (d)		415,000	363,125
10.75% 6/1/28 (d)		1,390,000	1,467,270
Qtel International Finance Ltd.:
2.625% 4/8/31 (d)		670,000	639,850
3.25% 2/21/23 (d)		645,000	653,063
5% 10/19/25 (d)		360,000	390,780
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,090,000	1,112,481
Sprint Capital Corp.:
6.875% 11/15/28		2,499,000	2,967,488
8.75% 3/15/32		2,134,000	2,960,925
Telecom Italia Capital SA:
6% 9/30/34		1,165,000	1,106,750
7.2% 7/18/36		1,334,000	1,354,010
7.721% 6/4/38		300,000	310,574
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		709,000	719,546
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		4,000,000	3,960,000
Verizon Communications, Inc.:
2.1% 3/22/28		11,222,000	10,838,508
2.55% 3/21/31		10,387,000	9,970,566
2.987% 10/30/56		12,327,000	10,510,362
3% 3/22/27		2,669,000	2,700,267
4.862% 8/21/46		14,509,000	17,347,947
5.012% 4/15/49		324,000	391,788
Windstream Escrow LLC 7.75% 8/15/28 (d)		6,435,000	6,495,489
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		1,370,000	1,302,459
6.125% 3/1/28 (d)		1,239,000	1,151,316
			193,488,461
Entertainment - 0.1%
Roblox Corp. 3.875% 5/1/30 (d)		2,985,000	2,838,362
The Walt Disney Co. 3.8% 3/22/30		20,840,000	22,335,232
			25,173,594
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		615,000	589,447
2.375% 10/9/30		345,000	321,757
Tencent Holdings Ltd.:
1.81% 1/26/26 (d)		350,000	339,894
2.39% 6/3/30 (d)		435,000	405,039
2.88% 4/22/31 (d)		285,000	273,868
3.975% 4/11/29 (d)		260,000	269,048
			2,199,053
Media - 1.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		6,015,000	6,056,985
Altice Financing SA:
5% 1/15/28 (d)		5,914,000	5,328,928
5.75% 8/15/29 (d)		11,765,000	10,720,856
Altice France Holding SA 6% 2/15/28 (d)		6,284,000	5,529,920
Cable Onda SA 4.5% 1/30/30 (d)		935,000	885,328
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		4,019,000	3,765,562
4.5% 8/15/30 (d)		1,520,000	1,463,882
4.5% 5/1/32		3,429,000	3,257,550
4.5% 6/1/33 (d)		2,355,000	2,207,813
5% 2/1/28 (d)		6,950,000	6,992,360
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		7,411,000	7,465,225
4.908% 7/23/25		7,411,000	7,855,899
5.375% 5/1/47		18,624,000	19,653,176
6.484% 10/23/45		5,093,000	6,085,330
Comcast Corp. 6.45% 3/15/37		797,000	1,051,965
CSC Holdings LLC:
4.125% 12/1/30 (d)		1,490,000	1,337,901
4.625% 12/1/30 (d)		5,107,000	4,256,059
5.375% 2/1/28 (d)		3,315,000	3,221,766
5.75% 1/15/30 (d)		2,455,000	2,170,809
7.5% 4/1/28 (d)		3,269,000	3,264,162
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		8,145,000	3,339,450
Discovery Communications LLC:
3.625% 5/15/30		7,624,000	7,666,003
4.65% 5/15/50		20,572,000	21,030,089
Dolya Holdco 18 DAC 5% 7/15/28 (d)		1,200,000	1,140,000
Fox Corp.:
4.03% 1/25/24		2,489,000	2,579,000
4.709% 1/25/29		3,602,000	3,931,357
5.476% 1/25/39		3,552,000	4,141,223
Lagardere S.C.A.:
1.75% 10/7/27 (Reg. S)	EUR	1,100,000	1,202,083
2.125% 10/16/26 (Reg. S)	EUR	1,100,000	1,235,235
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		1,125,000	1,081,125
News Corp. 5.125% 2/15/32 (d)		1,225,000	1,252,563
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		4,485,000	4,285,395
6.5% 9/15/28 (d)		6,159,000	5,851,050
Sinclair Television Group, Inc.:
5.125% 2/15/27 (d)		2,915,000	2,652,650
5.5% 3/1/30 (d)		1,260,000	1,105,650
Sirius XM Radio, Inc.:
4% 7/15/28 (d)		1,905,000	1,831,181
5.5% 7/1/29 (d)		695,000	710,638
Tegna, Inc.:
4.625% 3/15/28		1,410,000	1,409,055
5% 9/15/29		545,000	543,501
Time Warner Cable LLC:
4.5% 9/15/42		10,467,000	9,861,593
5.5% 9/1/41		4,708,000	5,018,553
5.875% 11/15/40		6,004,000	6,718,132
6.55% 5/1/37		17,014,000	20,448,787
7.3% 7/1/38		14,056,000	17,593,800
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		2,133,000	1,348,856
Univision Communications, Inc.:
4.5% 5/1/29 (d)		1,600,000	1,531,496
6.625% 6/1/27 (d)		1,690,000	1,757,600
9.5% 5/1/25 (d)		485,000	511,675
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,900,000	4,632,803
VTR Finance BV 6.375% 7/15/28 (d)		450,000	452,250
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		1,895,000	1,767,088
Ziggo BV 4.875% 1/15/30 (d)		1,265,000	1,206,721
			242,408,078
Wireless Telecommunication Services - 0.3%
AXIAN Telecom 7.375% 2/16/27 (d)		730,000	715,400
Bharti Airtel International BV 5.35% 5/20/24 (d)		475,000	501,214
CT Trust 5.125% 2/3/32 (d)		870,000	870,544
Digicel Group Ltd. 6.75% 3/1/23 (d)		404,000	381,023
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		4,428,000	4,505,490
Millicom International Cellular SA 4.5% 4/27/31 (d)		835,000	777,385
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (d)		405,000	405,000
6.5% 10/13/26 (d)		456,000	485,441
T-Mobile U.S.A., Inc.:
3.75% 4/15/27		12,950,000	13,445,974
3.875% 4/15/30		23,000,000	23,784,097
4.375% 4/15/40		2,795,000	2,890,524
4.5% 4/15/50		5,491,000	5,724,697
VimpelCom Holdings BV 7.25% 4/26/23 (d)		625,000	156,250
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (f)	GBP	2,300,000	3,089,393
6.25% 10/3/78 (Reg. S) (f)		760,000	786,600
VTR Comunicaciones SpA:
4.375% 4/15/29 (d)		370,000	352,425
5.125% 1/15/28 (d)		803,000	787,944
			59,659,401
TOTAL COMMUNICATION SERVICES			522,928,587
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Metalsa SA de CV 3.75% 5/4/31 (d)		660,000	589,875
Tupy Overseas SA 4.5% 2/16/31 (d)		660,000	594,330
Valeo SA 1% 8/3/28 (Reg. S)	EUR	1,700,000	1,725,748
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	800,000	840,938
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,300,000	1,338,575
			5,089,466
Automobiles - 0.2%
General Motors Financial Co., Inc.:
4% 1/15/25		6,564,000	6,793,409
4.25% 5/15/23		1,967,000	2,023,759
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (d)(f)(g)		6,555,000	6,587,775
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (d)		12,516,000	12,561,523
3.125% 5/12/23 (d)		10,902,000	11,059,449
			39,025,915
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		6,730,000	6,019,514
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		6,830,000	6,914,521
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,166,934
Service Corp. International:
4% 5/15/31		1,850,000	1,752,875
5.125% 6/1/29		2,440,000	2,501,000
Sotheby's 7.375% 10/15/27 (d)		5,695,000	5,930,260
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		4,345,000	4,379,717
			30,664,821
Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		2,089,000	1,929,714
5.75% 4/15/25 (d)		60,000	61,754
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	1,300,000	1,401,302
Affinity Gaming LLC 6.875% 12/15/27 (d)		3,080,000	3,033,800
Aramark Services, Inc.:
5% 2/1/28 (d)		4,963,000	4,971,859
6.375% 5/1/25 (d)		275,000	284,763
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)		1,420,000	1,347,225
6.25% 7/1/25 (d)		2,405,000	2,493,745
8.125% 7/1/27 (d)		9,120,000	9,831,178
Carnival Corp.:
4% 8/1/28 (d)		2,825,000	2,697,875
5.75% 3/1/27 (d)		5,150,000	5,008,375
6% 5/1/29 (d)		3,870,000	3,734,550
6.65% 1/15/28		225,000	220,219
7.625% 3/1/26 (d)		5,645,000	5,803,004
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)		3,230,000	3,074,750
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		860,000	783,568
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		5,550,000	5,702,625
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		2,775,000	2,637,915
3.75% 5/1/29 (d)		370,000	357,050
4% 5/1/31 (d)		1,345,000	1,314,623
5.75% 5/1/28 (d)		230,000	240,350
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)		795,000	757,238
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	3,490,000	4,715,076
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		700,000	702,625
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)		1,080,000	977,486
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29 (d)		225,000	213,188
4.75% 1/15/28		775,000	757,349
6.125% 9/15/25 (d)		396,000	408,870
McDonald's Corp.:
3.5% 7/1/27		3,551,000	3,720,323
3.6% 7/1/30		4,224,000	4,430,809
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (d)		1,374,000	1,192,371
5.75% 7/21/28 (d)		1,984,000	1,793,040
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,200,000	1,101,600
NCL Corp. Ltd.:
3.625% 12/15/24 (d)		2,730,000	2,560,098
5.875% 3/15/26 (d)		670,000	644,875
7.75% 2/15/29 (d)		1,460,000	1,503,508
NCL Finance Ltd. 6.125% 3/15/28 (d)		475,000	458,375
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)		1,935,000	1,755,103
5.875% 9/1/31 (d)		916,000	824,400
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)		2,850,000	2,700,375
5.375% 7/15/27 (d)		1,095,000	1,075,684
5.5% 8/31/26 (d)		2,920,000	2,906,203
5.5% 4/1/28 (d)		3,635,000	3,562,627
9.125% 6/15/23 (d)		130,000	135,688
10.875% 6/1/23 (d)		615,000	660,123
Scientific Games Corp. 5% 10/15/25 (d)		684,000	690,840
Station Casinos LLC 4.5% 2/15/28 (d)		1,190,000	1,143,888
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		352,000	347,600
Times Square Hotel Trust 8.528% 8/1/26 (c)(d)		463,399	480,742
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		475,000	445,814
Voc Escrow Ltd. 5% 2/15/28 (d)		1,460,000	1,390,650
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	900,000	1,162,618
3.375% 10/16/25 (Reg. S)	GBP	3,300,000	4,494,939
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		1,345,000	1,324,825
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		2,407,000	2,382,930
Wynn Macau Ltd. 5.5% 10/1/27 (d)		2,885,000	2,507,931
Yum! Brands, Inc. 4.625% 1/31/32		2,570,000	2,518,600
			115,378,655
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		280,000	283,500
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)		690,000	655,500
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,650,000	1,992,650
TopBuild Corp. 4.125% 2/15/32 (d)		2,570,000	2,443,813
			5,375,463
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		635,000	570,535
B2W Digital Lux SARL 4.375% 12/20/30 (d)		1,260,000	1,086,750
JD.com, Inc. 3.375% 1/14/30		965,000	967,885
Meituan:
2.125% 10/28/25 (d)		745,000	685,273
3.05% 10/28/30 (d)		665,000	554,984
Prosus NV:
3.257% 1/19/27 (d)		500,000	475,000
3.68% 1/21/30 (d)		615,000	551,117
4.027% 8/3/50 (d)		860,000	666,500
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,789,000	2,858,725
			8,416,769
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24		8,864,000	9,015,276
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	4,391,000	6,304,454
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	1,860,000	2,483,557
4.5% 7/10/27 (Reg. S)	GBP	1,600,000	2,145,005
Nordstrom, Inc.:
4.25% 8/1/31		1,160,000	1,038,618
4.375% 4/1/30		775,000	711,605
			12,683,239
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30		1,671,000	1,800,608
AutoZone, Inc.:
3.625% 4/15/25		2,398,000	2,481,080
4% 4/15/30		11,145,000	11,843,006
Bath & Body Works, Inc.:
5.25% 2/1/28		295,000	306,987
6.625% 10/1/30 (d)		455,000	492,556
6.694% 1/15/27		1,080,000	1,183,950
Carvana Co.:
4.875% 9/1/29 (d)		950,000	792,025
5.5% 4/15/27 (d)		1,550,000	1,384,987
5.625% 10/1/25 (d)		1,785,000	1,712,261
5.875% 10/1/28 (d)		390,000	348,075
Foot Locker, Inc. 4% 10/1/29 (d)		4,105,000	3,735,550
LBM Acquisition LLC 6.25% 1/15/29 (d)		490,000	454,059
Lowe's Companies, Inc. 4.5% 4/15/30		8,031,000	8,858,016
Michaels Companies, Inc.:
5.25% 5/1/28 (d)		1,020,000	953,700
7.875% 5/1/29 (d)		785,000	686,875
O'Reilly Automotive, Inc. 4.2% 4/1/30		2,481,000	2,657,367
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	1,900,000	2,017,827
			41,708,929
Textiles, Apparel & Luxury Goods - 0.0%
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		410,000	386,425
Levi Strauss & Co. 3.5% 3/1/31 (d)		1,670,000	1,556,390
Wolverine World Wide, Inc. 4% 8/15/29 (d)		2,280,000	2,103,300
			4,046,115
TOTAL CONSUMER DISCRETIONARY			271,404,648
CONSUMER STAPLES - 2.1%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		13,110,000	14,510,862
4.9% 2/1/46		16,343,000	18,279,959
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		18,100,000	18,909,716
4.35% 6/1/40		7,470,000	7,966,297
4.5% 6/1/50		20,000,000	22,007,621
4.75% 4/15/58		10,214,000	11,289,529
5.45% 1/23/39		9,200,000	10,960,119
5.55% 1/23/49		21,036,000	26,046,967
5.8% 1/23/59 (Reg. S)		22,287,000	28,566,223
Central American Bottling Corp. 5.25% 4/27/29 (d)		485,000	491,208
Constellation Brands, Inc. 4.25% 5/1/23		1,889,000	1,941,388
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		3,720,000	3,464,659
The Coca-Cola Co.:
3.375% 3/25/27		13,095,000	13,795,568
3.45% 3/25/30		7,303,000	7,717,329
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		5,620,000	5,178,156
			191,125,601
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		7,345,000	6,830,850
4.875% 2/15/30 (d)		1,820,000	1,824,550
C&S Group Enterprises LLC 5% 12/15/28 (d)		4,885,000	4,249,950
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		1,665,000	1,758,968
Performance Food Group, Inc. 5.5% 10/15/27 (d)		2,444,000	2,486,770
Sysco Corp.:
5.95% 4/1/30		4,765,000	5,698,105
6.6% 4/1/50		7,190,000	10,003,320
U.S. Foods, Inc.:
4.625% 6/1/30 (d)		580,000	563,980
4.75% 2/15/29 (d)		1,635,000	1,617,342
			35,033,835
Food Products - 0.4%
Adecoagro SA 6% 9/21/27 (d)		1,010,000	1,010,189
Camposol SA 6% 2/3/27 (d)		325,000	315,819
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (d)		18,135,000	17,047,081
3.625% 1/15/32 (d)		3,395,000	3,080,453
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		2,460,000	2,589,175
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (d)		18,025,000	15,907,243
5.5% 1/15/30 (d)		5,930,000	6,127,024
6.5% 4/15/29 (d)		4,330,000	4,595,213
JDE Peet's BV 2.25% 9/24/31 (d)		3,800,000	3,444,762
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)		3,310,000	3,202,425
Post Holdings, Inc.:
4.625% 4/15/30 (d)		1,255,000	1,181,532
5.5% 12/15/29 (d)		2,944,000	2,968,685
TreeHouse Foods, Inc. 4% 9/1/28		1,810,000	1,651,625
			63,121,226
Household Products - 0.0%
Diamond BC BV 4.625% 10/1/29 (d)		2,565,000	2,334,689
Personal Products - 0.0%
Natura Cosmeticos SA 4.125% 5/3/28 (d)		970,000	913,784
Tobacco - 0.5%
Altria Group, Inc.:
4.25% 8/9/42		10,924,000	9,973,424
4.5% 5/2/43		7,299,000	6,818,756
4.8% 2/14/29		1,994,000	2,154,099
5.375% 1/31/44		13,161,000	13,732,495
5.95% 2/14/49		2,582,000	2,868,111
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	4,845,000	5,952,096
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (d)		8,121,000	8,231,034
3.75% 7/21/22 (d)		7,367,000	7,397,432
4.25% 7/21/25 (d)		6,702,000	6,993,379
Reynolds American, Inc.:
4.45% 6/12/25		5,354,000	5,599,030
5.7% 8/15/35		1,538,000	1,680,480
5.85% 8/15/45		12,953,000	14,015,230
6.15% 9/15/43		1,637,000	1,818,146
7.25% 6/15/37		1,835,000	2,255,981
			89,489,693
TOTAL CONSUMER STAPLES			382,018,828
ENERGY - 4.8%
Energy Equipment & Services - 0.1%
Guara Norte SARL 5.198% 6/15/34 (d)		714,857	652,754
Halliburton Co.:
3.8% 11/15/25		86,000	90,006
4.85% 11/15/35		3,103,000	3,418,527
Oleoducto Central SA 4% 7/14/27 (d)		850,000	802,878
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		1,449,000	1,617,265
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		235,000	236,807
6.95% 3/18/30 (Reg. S)		400,000	461,000
Technip Energies NV 1.125% 5/28/28	EUR	2,200,000	2,308,018
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		903,000	936,863
7.625% 11/7/24 (d)		1,250,000	1,306,250
8.375% 11/7/28 (d)		260,000	281,372
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		918,692	878,922
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		190,000	191,900
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		467,400	460,389
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		1,068,750	1,043,880
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		210,000	208,425
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		1,012,288	976,858
			15,872,114
Oil, Gas & Consumable Fuels - 4.7%
Apache Corp.:
4.25% 1/15/30		555,000	559,163
4.375% 10/15/28		635,000	642,938
Canacol Energy Ltd. 5.75% 11/24/28 (d)		530,000	495,550
Canadian Natural Resources Ltd.:
3.9% 2/1/25		9,072,000	9,416,682
5.85% 2/1/35		3,955,000	4,651,927
Cenovus Energy, Inc.:
3.75% 2/15/52		2,040,000	1,840,642
4.25% 4/15/27		12,993,000	13,739,898
5.4% 6/15/47		2,296,000	2,583,546
6.75% 11/15/39		4,278,000	5,360,629
Cheniere Energy, Inc. 4.625% 10/15/28		2,765,000	2,824,890
Citgo Holding, Inc. 9.25% 8/1/24 (d)		675,000	678,375
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		8,535,000	8,469,281
7% 6/15/25 (d)		6,415,000	6,415,000
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		2,465,000	2,537,175
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,708,000	1,811,189
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		2,405,000	2,326,681
6.75% 3/1/29 (d)		3,025,000	3,078,089
7.5% 5/15/25 (d)		430,000	439,821
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		8,202,000	8,140,485
5.75% 4/1/25		3,991,000	4,015,944
6% 2/1/29 (d)		5,915,000	5,961,551
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		745,000	758,038
CVR Energy, Inc.:
5.25% 2/15/25 (d)		7,230,000	6,998,857
5.75% 2/15/28 (d)		5,298,000	4,993,365
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	2,030,590
5.85% 5/21/43 (d)(f)		9,176,000	8,533,680
6.45% 11/3/36 (d)		4,987,000	6,031,016
Delek Logistics Partners LP 7.125% 6/1/28 (d)		3,517,000	3,438,606
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		1,270,000	1,295,400
DT Midstream, Inc. 4.125% 6/15/29 (d)		1,165,000	1,124,225
EG Global Finance PLC:
6.75% 2/7/25 (d)		2,905,000	2,905,000
8.5% 10/30/25 (d)		4,855,000	4,903,550
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		905,000	883,325
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		3,283,000	3,398,521
Enbridge, Inc.:
4% 10/1/23		5,655,000	5,801,008
4.25% 12/1/26		2,805,000	2,988,885
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		2,199,000	2,277,482
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		845,000	801,905
Energean PLC 6.5% 4/30/27 (d)		770,000	728,516
Energy Transfer LP:
3.75% 5/15/30		4,728,000	4,804,432
3.9% 5/15/24 (f)		1,542,000	1,581,624
4.2% 9/15/23		2,098,000	2,157,416
4.25% 3/15/23		2,044,000	2,083,119
4.5% 4/15/24		2,483,000	2,581,564
4.95% 6/15/28		7,159,000	7,699,403
5% 5/15/50		10,571,000	10,994,737
5.25% 4/15/29		4,040,000	4,434,076
5.4% 10/1/47		18,419,000	19,710,109
5.8% 6/15/38		3,992,000	4,430,257
6% 6/15/48		2,599,000	2,916,047
6.25% 4/15/49		2,774,000	3,203,389
EnLink Midstream LLC 5.625% 1/15/28 (d)		500,000	505,000
EQM Midstream Partners LP 6.5% 7/1/27 (d)		1,010,000	1,056,349
EQT Corp.:
3.9% 10/1/27		635,000	641,791
5% 1/15/29		950,000	1,002,250
Exxon Mobil Corp. 3.482% 3/19/30		31,960,000	33,747,642
FEL Energy VI SARL 5.75% 12/1/40 (d)		400,397	376,373
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		850,000	765,956
GeoPark Ltd. 6.5% 9/21/24 (d)		720,000	732,285
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		2,565,000	2,604,014
7% 8/1/27		3,737,000	3,765,028
Harvest Midstream I LP 7.5% 9/1/28 (d)		2,135,000	2,154,856
Hess Corp.:
4.3% 4/1/27		11,010,000	11,639,779
5.6% 2/15/41		2,958,000	3,393,165
5.8% 4/1/47		8,637,000	10,335,487
7.125% 3/15/33		2,041,000	2,588,035
7.3% 8/15/31		2,651,000	3,361,792
Hess Midstream Partners LP:
4.25% 2/15/30 (d)		780,000	752,950
5.125% 6/15/28 (d)		2,915,000	2,977,192
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)		555,000	557,775
6.25% 11/1/28 (d)		555,000	565,734
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		2,885,000	2,755,175
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		510,000	499,800
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		495,000	445,500
4.75% 4/24/25 (d)		152,000	156,731
5.75% 4/19/47 (d)		250,000	256,250
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		3,804,000	3,845,672
5.5% 3/1/44		15,589,000	17,522,506
6.55% 9/15/40		686,000	844,255
Kinder Morgan, Inc.:
5.05% 2/15/46		1,762,000	1,905,694
5.55% 6/1/45		4,783,000	5,489,055
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		2,305,000	2,183,699
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		535,000	538,055
6.125% 6/30/25 (Reg. S) (d)		885,000	902,700
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		895,000	825,638
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (d)		890,000	858,405
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		155,000	156,163
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		700,000	702,975
MEG Energy Corp.:
5.875% 2/1/29 (d)		370,000	374,037
7.125% 2/1/27 (d)		2,110,000	2,201,047
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		4,592,000	0
MPLX LP:
4.5% 7/15/23		3,588,000	3,683,581
4.8% 2/15/29		2,198,000	2,408,202
4.875% 12/1/24		4,860,000	5,149,841
5.5% 2/15/49		6,593,000	7,521,223
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		505,000	468,388
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		955,000	286,500
7.625% 11/8/26 (d)		305,000	76,250
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)		9,015,000	8,646,422
6.75% 9/15/25 (d)		8,889,000	8,544,462
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		8,535,000	8,570,207
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23		1,550,000	1,488,000
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		4,009,000	1,092,453
Occidental Petroleum Corp.:
3.2% 8/15/26		1,253,000	1,252,624
3.5% 8/15/29		3,946,000	3,926,270
4.3% 8/15/39		575,000	543,375
4.4% 8/15/49		575,000	546,129
4.5% 7/15/44		17,494,000	16,531,830
5.55% 3/15/26		8,636,000	9,281,109
6.125% 1/1/31		1,730,000	1,967,183
6.45% 9/15/36		10,061,000	11,846,828
6.6% 3/15/46		10,444,000	12,480,580
7.5% 5/1/31		17,069,000	20,696,163
7.875% 9/15/31		465,000	575,121
8.875% 7/15/30		1,595,000	2,062,335
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		8,070,000	8,150,700
Petrobras Global Finance BV:
6.75% 6/3/50		660,000	636,917
6.875% 1/20/40		895,000	927,052
8.75% 5/23/26		1,071,000	1,256,618
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		353,900	13,271
6% 5/16/24 (d)(e)		1,847,331	69,275
6% 11/15/26 (d)(e)		1,619,833	56,694
12.75% 12/31/49 (d)(e)		98,000	3,675
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8509% 3/11/22 (f)(g)		640,000	639,680
2.5% 11/24/22 (Reg. S)	EUR	1,702,000	1,913,138
3.5% 1/30/23		890,000	891,157
4.5% 1/23/26		13,054,000	12,824,250
4.875% 1/18/24		2,674,000	2,731,491
5.375% 3/13/22		320,000	319,808
5.95% 1/28/31		36,690,000	34,119,866
6.35% 2/12/48		31,726,000	25,370,965
6.49% 1/23/27		14,935,000	15,330,778
6.5% 3/13/27		41,764,000	42,870,746
6.5% 6/2/41		255,000	212,925
6.625% 6/15/35		2,892,000	2,609,307
6.7% 2/16/32 (d)		11,217,000	10,768,320
6.75% 9/21/47		17,753,000	14,617,820
6.84% 1/23/30		33,047,000	32,992,472
6.875% 10/16/25 (d)		575,000	608,063
6.95% 1/28/60		15,538,000	12,828,173
7.69% 1/23/50		30,133,000	26,969,035
Petronas Capital Ltd. 3.5% 4/21/30 (d)		335,000	343,782
Phillips 66 Co.:
3.7% 4/6/23		1,014,000	1,035,892
3.85% 4/9/25		1,307,000	1,358,282
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,653,882
3.6% 11/1/24		2,794,000	2,859,361
3.65% 6/1/22		2,592,000	2,592,000
PT Adaro Indonesia 4.25% 10/31/24 (d)		1,080,000	1,062,990
Qatar Petroleum:
1.375% 9/12/26 (d)		770,000	732,463
2.25% 7/12/31 (d)		1,330,000	1,253,525
3.125% 7/12/41 (d)		880,000	830,500
3.3% 7/12/51 (d)		900,000	848,250
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)		110,000	106,425
4.95% 7/15/29 (d)		1,290,000	1,248,075
6.875% 4/15/40 (d)		490,000	499,800
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		935,000	894,094
Sabine Pass Liquefaction LLC 4.5% 5/15/30		17,428,000	18,801,124
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		1,350,000	1,302,750
3.5% 4/16/29 (d)		2,980,000	3,063,082
4.25% 4/16/39 (d)		1,665,000	1,771,144
4.375% 4/16/49 (d)		555,000	590,381
Sibur Securities DAC 2.95% 7/8/25 (d)		330,000	82,500
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (d)		530,000	513,252
2.7% 5/13/30 (d)		325,000	315,117
SM Energy Co.:
5.625% 6/1/25		1,430,000	1,423,093
6.5% 7/15/28		1,198,000	1,227,950
6.75% 9/15/26		335,000	338,350
Southwestern Energy Co. 4.75% 2/1/32		1,170,000	1,163,471
SUEK Securities DAC 3.375% 9/15/26 (d)		1,250,000	725,000
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		1,440,000	1,379,952
5.875% 3/15/28		1,270,000	1,292,225
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)		2,843,000	2,739,941
6% 3/1/27 (d)		6,105,000	6,105,000
6% 12/31/30 (d)		2,630,000	2,533,111
6% 9/1/31 (d)		2,615,000	2,464,638
7.5% 10/1/25 (d)		270,000	283,500
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		955,000	859,500
The Williams Companies, Inc.:
3.5% 11/15/30		18,443,000	18,748,426
3.9% 1/15/25		9,678,000	10,050,223
4% 9/15/25		1,089,000	1,134,300
4.3% 3/4/24		14,855,000	15,403,123
4.5% 11/15/23		2,658,000	2,756,198
4.55% 6/24/24		12,340,000	12,920,178
5.75% 6/24/44		6,964,000	8,172,874
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		2,221,000	2,237,379
Tullow Oil PLC:
7% 3/1/25 (d)		255,000	199,538
10.25% 5/15/26 (d)		1,500,000	1,455,000
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		200,000	176,000
Valero Energy Corp. 2.85% 4/15/25		506,000	509,707
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		1,500,000	1,468,425
4.125% 8/15/31 (d)		1,485,000	1,470,150
Western Gas Partners LP:
3.95% 6/1/25		1,764,000	1,786,050
4.65% 7/1/26		2,834,000	2,936,449
4.75% 8/15/28		2,108,000	2,181,780
YPF SA:
4% 2/12/26 (d)(h)		893,405	759,126
8.5% 3/23/25 (d)		745,500	663,402
8.75% 4/4/24 (d)		2,356,000	2,187,134
			872,351,544
TOTAL ENERGY			888,223,658
FINANCIALS - 11.7%
Banks - 4.5%
Access Bank PLC 6.125% 9/21/26 (d)		670,000	639,850
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (f)	EUR	4,000,000	4,418,514
2.875% 5/30/31 (Reg. S) (f)	EUR	550,000	615,084
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (f)	EUR	1,750,000	1,785,591
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		143,000	146,039
Bank of America Corp.:
2.299% 7/21/32 (f)		18,130,000	16,818,347
3.3% 1/11/23		327,000	332,495
3.419% 12/20/28 (f)		8,456,000	8,644,902
3.5% 4/19/26		7,461,000	7,728,076
3.705% 4/24/28 (f)		11,813,000	12,236,287
3.864% 7/23/24 (f)		24,740,000	25,299,100
3.95% 4/21/25		6,226,000	6,456,331
4.1% 7/24/23		4,167,000	4,304,963
4.2% 8/26/24		14,710,000	15,316,027
4.25% 10/22/26		5,344,000	5,642,451
4.45% 3/3/26		3,050,000	3,249,855
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (f)	EUR	3,300,000	3,493,562
2.029% 9/30/27 (d)(f)		3,750,000	3,527,078
2.375% 10/14/29 (Reg. S) (f)	EUR	2,960,000	3,320,632
3.125% 9/19/27 (Reg. S) (f)	GBP	4,405,000	5,918,290
Barclays Bank PLC 1.7% 5/12/22		6,251,000	6,256,404
Barclays PLC:
2% 2/7/28 (Reg. S) (f)	EUR	1,600,000	1,807,222
2.852% 5/7/26 (f)		17,739,000	17,732,501
4.375% 1/12/26		9,104,000	9,591,953
5.088% 6/20/30 (f)		14,797,000	15,783,852
5.2% 5/12/26		6,970,000	7,471,352
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		435,000	444,244
Biz Finance PLC 9.625% 4/27/22 (d)		172,667	101,729
BNP Paribas SA:
2.159% 9/15/29 (d)(f)		5,025,000	4,652,247
2.219% 6/9/26 (d)(f)		15,515,000	15,200,240
BPCE SA 1.5% 1/13/42 (Reg. S) (f)	EUR	3,400,000	3,607,486
Citigroup, Inc.:
2.75% 4/25/22		9,073,000	9,085,528
3.352% 4/24/25 (f)		9,970,000	10,169,397
4.05% 7/30/22		1,925,000	1,948,969
4.3% 11/20/26		3,067,000	3,261,680
4.4% 6/10/25		18,137,000	19,028,669
4.412% 3/31/31 (f)		22,342,000	24,206,837
4.45% 9/29/27		10,486,000	11,199,393
4.6% 3/9/26		4,812,000	5,131,913
5.5% 9/13/25		8,473,000	9,236,336
Citizens Financial Group, Inc. 2.638% 9/30/32		5,802,000	5,380,635
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		5,339,000	5,331,055
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22		11,142,000	11,286,394
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (f)	GBP	2,290,000	2,999,394
5.375% 1/12/24 (Reg. S)		4,000,000	4,213,093
Development Bank of Mongolia 7.25% 10/23/23 (d)		159,000	164,247
Discover Bank 4.2% 8/8/23		6,479,000	6,668,411
First Citizens Bank & Trust Co. 3.929% 6/19/24 (f)		2,695,000	2,748,723
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		1,289,000	1,314,780
HSBC Holdings PLC:
4.25% 3/14/24		2,247,000	2,327,726
4.95% 3/31/30		3,002,000	3,320,677
Intesa Sanpaolo SpA:
3.875% 7/14/27 (d)		3,181,000	3,217,705
4.198% 6/1/32 (d)(f)		2,306,000	2,085,947
5.017% 6/26/24 (d)		9,000,000	9,268,961
5.71% 1/15/26 (d)		32,489,000	34,245,599
JPMorgan Chase & Co.:
2.956% 5/13/31 (f)		9,435,000	9,174,671
3.25% 9/23/22		6,686,000	6,766,945
3.797% 7/23/24 (f)		25,215,000	25,818,210
3.875% 9/10/24		12,990,000	13,471,173
4.125% 12/15/26		11,765,000	12,514,663
4.452% 12/5/29 (f)		20,700,000	22,379,727
4.493% 3/24/31 (f)		30,800,000	33,807,181
Lloyds Banking Group PLC 1.985% 12/15/31 (f)	GBP	1,600,000	2,022,488
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		325,000	298,553
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (f)	GBP	2,650,000	3,361,229
3.073% 5/22/28 (f)		9,805,000	9,801,642
3.622% 8/14/30 (Reg. S) (f)	GBP	1,055,000	1,423,151
4.8% 4/5/26		9,111,000	9,768,432
5.125% 5/28/24		25,230,000	26,548,973
6% 12/19/23		41,587,000	44,113,151
6.1% 6/10/23		15,243,000	15,975,605
6.125% 12/15/22		15,445,000	15,957,062
NatWest Markets PLC 2.375% 5/21/23 (d)		18,955,000	19,083,173
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		183,000	109,800
Rabobank Nederland 4.375% 8/4/25		9,413,000	9,855,465
Societe Generale:
1.038% 6/18/25 (d)(f)		36,500,000	35,120,729
1.488% 12/14/26 (d)(f)		18,670,000	17,451,433
4.25% 4/14/25 (d)		1,800,000	1,843,187
4.75% 11/24/25 (d)		400,000	417,016
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (f)	EUR	3,350,000	3,580,067
5.861% 6/19/32 (d)(f)		1,500,000	1,518,408
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (f)	GBP	1,600,000	2,244,988
Wells Fargo & Co.:
2.406% 10/30/25 (f)		9,442,000	9,411,440
4.478% 4/4/31 (f)		30,867,000	33,692,394
5.013% 4/4/51 (f)		34,319,000	42,260,054
Westpac Banking Corp. 4.11% 7/24/34 (f)		7,550,000	7,795,632
			837,971,415
Capital Markets - 3.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	7,887,489
4.25% 2/15/24		5,321,000	5,547,634
Ares Capital Corp.:
3.875% 1/15/26		25,763,000	26,119,645
4.2% 6/10/24		17,909,000	18,499,125
AssuredPartners, Inc. 5.625% 1/15/29 (d)		1,015,000	933,597
Coinbase Global, Inc. 3.375% 10/1/28 (d)		3,175,000	2,892,870
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S) (f)	GBP	2,000,000	2,521,194
2.593% 9/11/25 (d)(f)		21,556,000	21,448,811
3.75% 3/26/25		7,059,000	7,239,945
3.8% 6/9/23		13,301,000	13,594,379
3.869% 1/12/29 (d)(f)		6,719,000	6,804,464
4.194% 4/1/31 (d)(f)		21,526,000	22,355,781
4.207% 6/12/24 (d)(f)		10,289,000	10,544,340
4.282% 1/9/28 (d)		3,350,000	3,483,990
6.5% 8/8/23 (Reg. S)		6,575,000	6,892,178
Deutsche Bank AG:
4.1% 1/13/26		3,085,000	3,217,472
4.5% 4/1/25		43,904,000	45,133,946
Deutsche Bank AG New York Branch:
3.3% 11/16/22		17,274,000	17,458,371
3.729% 1/14/32 (f)		29,675,000	28,008,635
5.882% 7/8/31 (f)		4,150,000	4,500,804
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (f)		18,352,000	17,011,681
3.2% 2/23/23		6,170,000	6,245,632
3.691% 6/5/28 (f)		72,922,000	75,490,306
3.75% 5/22/25		7,259,000	7,508,412
3.8% 3/15/30		36,810,000	38,343,176
6.75% 10/1/37		3,974,000	5,221,445
Hightower Holding LLC 6.75% 4/15/29 (d)		1,635,000	1,635,000
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		680,000	663,000
Moody's Corp.:
3.25% 1/15/28		4,181,000	4,330,242
3.75% 3/24/25		10,682,000	11,145,863
4.875% 2/15/24		3,926,000	4,117,008
Morgan Stanley:
3.125% 1/23/23		4,718,000	4,785,402
3.125% 7/27/26		39,505,000	40,269,609
3.622% 4/1/31 (f)		21,065,000	21,776,998
3.737% 4/24/24 (f)		45,366,000	46,212,103
4.431% 1/23/30 (f)		8,668,000	9,351,112
4.875% 11/1/22		9,523,000	9,739,492
5% 11/24/25		15,462,000	16,711,123
State Street Corp. 2.825% 3/30/23 (f)		1,428,000	1,429,254
UBS Group AG:
1.494% 8/10/27 (d)(f)		11,454,000	10,803,598
4.125% 9/24/25 (d)		6,852,000	7,179,726
			595,054,852
Consumer Finance - 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		21,930,000	21,283,037
2.45% 10/29/26		8,002,000	7,720,148
2.875% 8/14/24		12,392,000	12,401,907
3% 10/29/28		8,382,000	8,073,282
3.3% 1/30/32		8,966,000	8,512,105
3.5% 5/26/22		547,000	549,287
4.125% 7/3/23		7,415,000	7,580,580
4.45% 4/3/26		6,213,000	6,487,625
4.875% 1/16/24		9,923,000	10,298,880
6.5% 7/15/25		7,728,000	8,513,932
Ally Financial, Inc.:
1.45% 10/2/23		4,483,000	4,426,520
3.05% 6/5/23		20,571,000	20,815,187
5.125% 9/30/24		4,357,000	4,616,911
5.75% 11/20/25		10,400,000	11,072,360
5.8% 5/1/25		11,179,000	12,097,493
8% 11/1/31		5,892,000	7,761,135
Capital One Financial Corp.:
2.6% 5/11/23		16,326,000	16,463,420
3.65% 5/11/27		29,451,000	30,498,385
3.8% 1/31/28		13,624,000	14,185,597
Discover Financial Services:
3.85% 11/21/22		12,648,000	12,867,589
3.95% 11/6/24		5,349,000	5,551,188
4.1% 2/9/27		6,829,000	7,162,158
4.5% 1/30/26		9,265,000	9,860,099
5.2% 4/27/22		4,553,000	4,581,421
Ford Motor Credit Co. LLC:
2.9% 2/10/29		1,940,000	1,811,475
3.815% 11/2/27		1,170,000	1,158,885
4.063% 11/1/24		42,632,000	43,260,737
5.584% 3/18/24		12,456,000	12,954,240
OneMain Finance Corp.:
3.5% 1/15/27		2,320,000	2,194,720
3.875% 9/15/28		4,190,000	3,880,988
7.125% 3/15/26		460,000	498,640
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (d)		695,000	664,290
Synchrony Financial:
2.85% 7/25/22		3,141,000	3,157,418
3.95% 12/1/27		14,204,000	14,632,418
4.25% 8/15/24		11,783,000	12,211,658
4.375% 3/19/24		11,497,000	11,888,323
5.15% 3/19/29		21,450,000	23,321,521
Toyota Motor Credit Corp. 2.9% 3/30/23		16,253,000	16,509,821
			401,525,380
Diversified Financial Services - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		5,200,000	5,059,600
Brixmor Operating Partnership LP:
3.85% 2/1/25		5,199,000	5,395,640
4.05% 7/1/30		10,439,000	10,829,877
4.125% 6/15/26		8,538,000	9,022,951
4.125% 5/15/29		10,374,000	10,970,356
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		608,000	488,794
Equitable Holdings, Inc. 3.9% 4/20/23		1,202,000	1,229,938
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		2,375,000	2,202,813
5.25% 5/15/27		8,219,000	8,157,358
6.25% 5/15/26		4,930,000	4,972,965
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	2,800,000	2,985,665
M&G PLC:
5.625% 10/20/51 (Reg. S) (f)	GBP	2,650,000	3,844,599
6.5% 10/20/48 (Reg. S) (f)		2,050,000	2,270,027
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (d)		740,000	734,450
OEC Finance Ltd. 4.375% 10/25/29 pay-in-kind (d)		16,028	657
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		12,849,000	13,454,252
Pine Street Trust I 4.572% 2/15/29 (d)		11,350,000	12,211,306
Pine Street Trust II 5.568% 2/15/49 (d)		11,300,000	13,429,890
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		335,000	303,238
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		2,770,000	2,548,400
			110,112,776
Insurance - 1.2%
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S) (f)	EUR	1,000,000	1,039,347
3.375% 4/7/30 (d)		15,590,000	16,183,979
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		3,470,000	3,348,550
6.75% 10/15/27 (d)		11,008,000	10,760,320
American International Group, Inc.:
2.5% 6/30/25		30,600,000	30,735,074
3.4% 6/30/30		30,600,000	31,461,498
AmWINS Group, Inc. 4.875% 6/30/29 (d)		3,025,000	2,881,313
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		2,620,000	2,636,585
Credit Agricole Assurances SA 4.75% 9/27/48 (f)	EUR	1,700,000	2,101,183
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (f)		2,769,000	2,905,789
5.75% 8/15/50 (Reg. S) (f)		7,415,000	7,695,139
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	1,200,000	1,355,282
Five Corners Funding Trust II 2.85% 5/15/30 (d)		20,881,000	20,553,161
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		4,589,000	5,100,371
Marsh & McLennan Companies, Inc. 4.375% 3/15/29		7,831,000	8,540,997
Metropolitan Life Global Funding I 3% 1/10/23 (d)		2,866,000	2,908,981
Pacific LifeCorp 5.125% 1/30/43 (d)		12,258,000	14,307,505
Pricoa Global Funding I 5.375% 5/15/45 (f)		6,348,000	6,498,194
Prudential PLC 2.95% 11/3/33 (Reg. S) (f)		5,500,000	5,135,625
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (f)	GBP	2,600,000	3,154,764
6.75% 12/2/44 (Reg. S) (f)		3,395,000	3,615,675
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		485,000	483,397
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		4,600,000	4,870,434
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		2,195,000	2,293,940
Unum Group:
3.875% 11/5/25		7,835,000	8,139,944
4% 3/15/24		7,259,000	7,516,842
4% 6/15/29		8,872,000	9,372,748
5.75% 8/15/42		9,271,000	10,340,163
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		2,500,000	2,315,350
			228,252,150
TOTAL FINANCIALS			2,172,916,573
HEALTH CARE - 1.6%
Biotechnology - 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		2,470,000	2,209,440
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		2,130,000	2,007,525
			4,216,965
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc.:
3.875% 11/1/29 (d)		3,095,000	2,978,349
4.625% 7/15/28 (d)		3,565,000	3,618,475
Embecta Corp. 5% 2/15/30 (d)		800,000	789,000
Hologic, Inc.:
3.25% 2/15/29 (d)		2,520,000	2,387,700
4.625% 2/1/28 (d)		252,000	260,190
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (d)		2,090,000	1,983,065
5.25% 10/1/29 (d)		1,025,000	978,875
Teleflex, Inc. 4.25% 6/1/28 (d)		680,000	671,500
			13,667,154
Health Care Providers & Services - 1.0%
180 Medical, Inc. 3.875% 10/15/29 (d)		1,805,000	1,732,800
Aetna, Inc. 2.75% 11/15/22		729,000	733,640
AMN Healthcare 4% 4/15/29 (d)		2,270,000	2,154,457
Anthem, Inc. 3.3% 1/15/23		2,338,000	2,373,615
Cano Health, Inc. 6.25% 10/1/28 (d)		1,415,000	1,256,279
Centene Corp.:
2.45% 7/15/28		15,480,000	14,579,683
2.625% 8/1/31		7,320,000	6,749,479
3.375% 2/15/30		7,780,000	7,464,677
4.25% 12/15/27		8,475,000	8,675,434
4.625% 12/15/29		13,170,000	13,565,100
Cigna Corp.:
3.05% 10/15/27		5,900,000	6,020,963
4.375% 10/15/28		11,163,000	12,099,184
4.8% 8/15/38		6,950,000	7,742,517
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		2,630,000	2,475,488
5.25% 5/15/30 (d)		2,765,000	2,678,207
5.625% 3/15/27 (d)		7,140,000	7,198,548
6% 1/15/29 (d)		2,670,000	2,673,338
6.125% 4/1/30 (d)		2,120,000	1,971,600
6.875% 4/15/29 (d)		2,610,000	2,530,917
8% 3/15/26 (d)		5,580,000	5,789,250
CVS Health Corp.:
3% 8/15/26		1,290,000	1,312,835
3.625% 4/1/27		3,769,000	3,949,392
4.78% 3/25/38		10,528,000	11,773,068
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		6,415,000	6,150,381
HCA Holdings, Inc. 4.75% 5/1/23		216,000	222,271
HealthEquity, Inc. 4.5% 10/1/29 (d)		3,725,000	3,545,641
MEDNAX, Inc. 5.375% 2/15/30 (d)		1,365,000	1,358,175
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		550,000	517,770
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		1,095,000	1,075,838
Option Care Health, Inc. 4.375% 10/31/29 (d)		2,320,000	2,238,800
Owens & Minor, Inc. 4.5% 3/31/29 (d)		750,000	707,203
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,795,000	2,788,013
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		3,985,000	3,895,338
Sabra Health Care LP 3.2% 12/1/31		19,037,000	17,705,068
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)		2,965,000	2,861,818
4.375% 1/15/30 (d)		3,880,000	3,745,092
4.625% 7/15/24		449,000	450,387
4.625% 6/15/28 (d)		2,985,000	2,925,300
6.125% 10/1/28 (d)		7,955,000	8,058,415
6.25% 2/1/27 (d)		1,129,000	1,161,120
Toledo Hospital 5.325% 11/15/28		3,971,000	4,343,262
Vizient, Inc. 6.25% 5/15/27 (d)		225,000	233,156
			191,483,519
Health Care Technology - 0.0%
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)		5,400,000	5,198,688
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		850,000	817,020
4.25% 5/1/28 (d)		280,000	277,550
			1,094,570
Pharmaceuticals - 0.5%
Bausch Health Companies, Inc.:
4.875% 6/1/28 (d)		1,690,000	1,623,363
5% 1/30/28 (d)		1,835,000	1,536,813
5.5% 11/1/25 (d)		265,000	265,933
7% 1/15/28 (d)		2,960,000	2,707,364
9% 12/15/25 (d)		352,000	363,000
Bayer AG:
2.375% 4/2/75 (Reg. S) (f)	EUR	7,460,000	8,364,525
3.75% 7/1/74 (Reg. S) (f)	EUR	2,200,000	2,494,501
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		8,579,000	9,009,587
Catalent Pharma Solutions 3.5% 4/1/30 (d)		2,980,000	2,774,082
Elanco Animal Health, Inc.:
5.272% 8/28/23 (f)		5,786,000	5,959,580
5.9% 8/28/28 (f)		2,437,000	2,632,691
Jazz Securities DAC 4.375% 1/15/29 (d)		3,880,000	3,842,985
Mylan NV 4.55% 4/15/28		7,694,000	8,200,479
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)		3,935,000	3,870,505
5.125% 4/30/31 (d)		1,595,000	1,592,241
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		381,000	380,112
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		385,000	371,044
Utah Acquisition Sub, Inc. 3.95% 6/15/26		4,038,000	4,169,525
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)		795,000	804,556
Viatris, Inc.:
1.125% 6/22/22		6,439,000	6,441,729
1.65% 6/22/25		2,070,000	1,999,912
2.7% 6/22/30		10,521,000	9,821,298
3.85% 6/22/40		4,583,000	4,296,019
Zoetis, Inc. 3.25% 2/1/23		1,775,000	1,792,157
			85,314,001
TOTAL HEALTH CARE			300,974,897
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		3,311,000	3,431,883
Bombardier, Inc.:
6% 2/15/28 (d)		2,490,000	2,377,975
7.125% 6/15/26 (d)		3,860,000	3,855,175
7.5% 3/15/25 (d)		6,011,000	6,071,110
7.875% 4/15/27 (d)		7,675,000	7,719,323
BWX Technologies, Inc. 4.125% 6/30/28 (d)		3,170,000	3,074,900
DAE Funding LLC:
1.55% 8/1/24 (d)		905,000	869,931
1.625% 2/15/24 (d)		440,000	424,270
Embraer Netherlands Finance BV 5.05% 6/15/25		1,035,000	1,048,455
Moog, Inc. 4.25% 12/15/27 (d)		2,545,000	2,495,042
Rolls-Royce PLC 3.375% 6/18/26	GBP	2,430,000	3,095,549
The Boeing Co.:
5.04% 5/1/27		7,640,000	8,299,698
5.15% 5/1/30		7,640,000	8,438,713
5.705% 5/1/40		7,640,000	8,899,790
5.805% 5/1/50		7,600,000	9,028,868
5.93% 5/1/60		7,640,000	9,071,875
TransDigm, Inc.:
4.625% 1/15/29		4,080,000	3,850,337
5.5% 11/15/27		8,759,000	8,715,205
6.25% 3/15/26 (d)		1,500,000	1,543,125
7.5% 3/15/27		959,000	991,366
8% 12/15/25 (d)		150,000	156,633
			93,459,223
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (d)		400,000	366,075
5.125% 8/11/61 (d)		295,000	267,399
			633,474
Airlines - 0.0%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		210,000	206,850
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)		550,000	562,947
Azul Investments LLP:
5.875% 10/26/24 (d)		1,107,000	1,018,440
7.25% 6/15/26 (d)		375,000	336,047
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		380,000	390,111
			2,514,395
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		6,100,000	6,145,506
Builders FirstSource, Inc. 4.25% 2/1/32 (d)		1,585,000	1,521,465
			7,666,971
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (d)		2,850,000	2,687,151
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		1,310,000	1,218,300
APX Group, Inc. 6.75% 2/15/27 (d)		915,000	939,595
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (d)		1,863,000	1,743,265
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		6,519,000	5,981,183
CoreCivic, Inc.:
4.75% 10/15/27		1,598,000	1,414,230
8.25% 4/15/26		6,570,000	6,668,550
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		3,875,000	3,797,500
Madison IAQ LLC:
4.125% 6/30/28 (d)		2,825,000	2,672,408
5.875% 6/30/29 (d)		5,730,000	5,199,975
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)		1,410,000	1,266,737
5.625% 10/1/28 (d)		2,634,000	2,545,379
5.875% 10/1/30 (d)		1,149,000	1,112,761
PowerTeam Services LLC 9.033% 12/4/25 (d)		630,000	631,701
Stericycle, Inc. 3.875% 1/15/29 (d)		2,080,000	1,937,000
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		475,000	453,625
The GEO Group, Inc. 6% 4/15/26		1,220,000	1,006,500
			41,275,860
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		750,000	751,073
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (d)		370,000	358,276
Pike Corp. 5.5% 9/1/28 (d)		7,745,000	7,454,563
Railworks Holdings LP 8.25% 11/15/28 (d)		2,020,000	2,060,400
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		985,000	944,369
6% 12/1/29 (d)		870,000	822,150
			12,390,831
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		1,290,000	1,238,400
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (d)		1,145,000	1,114,944
4.75% 6/15/29 (d)		2,020,000	1,956,875
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		645,000	635,325
			3,707,144
Machinery - 0.1%
Mueller Water Products, Inc. 4% 6/15/29 (d)		1,405,000	1,341,578
Vertical Holdco GmbH 7.625% 7/15/28 (d)		1,415,000	1,439,763
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		6,310,000	6,246,900
			9,028,241
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		310,000	325,694
Seaspan Corp. 5.5% 8/1/29 (d)		3,930,000	3,743,325
			4,069,019
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		1,290,000	1,273,875
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)		7,030,000	6,881,175
4% 7/1/29 (d)		475,000	468,692
Science Applications International Corp. 4.875% 4/1/28 (d)		385,000	375,679
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,303,814
TriNet Group, Inc. 3.5% 3/1/29 (d)		2,865,000	2,695,191
			12,998,426
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	3,179,586
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		175,000	209,377
Uber Technologies, Inc. 8% 11/1/26 (d)		625,000	663,750
			4,052,713
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23		2,669,000	2,682,445
3% 9/15/23		1,163,000	1,175,082
3.375% 7/1/25		13,572,000	13,730,024
4.25% 2/1/24		11,266,000	11,632,980
4.25% 9/15/24		4,366,000	4,524,697
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	700,000	927,237
4.5% 9/7/23 (Reg. S)	GBP	1,329,000	1,779,288
			36,451,753
Transportation Infrastructure - 0.4%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	1,015,000	1,103,984
1.75% 7/30/31 (Reg. S)	EUR	750,000	787,393
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	2,750,000	2,838,366
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (d)		12,030,000	11,921,269
3.95% 7/1/24 (d)		4,160,000	4,256,145
4.25% 4/15/26 (d)		3,220,000	3,309,131
4.375% 5/1/26 (d)		9,092,000	9,362,669
5.25% 5/15/24 (d)		7,670,000	8,014,774
5.5% 1/15/26 (d)		7,243,000	7,711,042
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		1,115,000	1,133,119
3.875% 7/18/29 (Reg. S)		800,000	817,400
DP World Ltd. 5.625% 9/25/48 (d)		240,000	267,900
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		3,645,000	3,444,498
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	2,800,000	3,595,044
7.125% 2/14/24	GBP	2,980,000	4,334,602
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,000,000	1,044,175
			63,941,511
TOTAL INDUSTRIALS			293,427,961
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.0%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	3,500,000	3,584,344
CommScope, Inc.:
4.75% 9/1/29 (d)		1,006,000	938,095
6% 3/1/26 (d)		3,125,000	3,198,500
7.125% 7/1/28 (d)		1,780,000	1,679,092
8.25% 3/1/27 (d)		545,000	542,286
HTA Group Ltd. 7% 12/18/25 (d)		660,000	666,600
SSL Robotics LLC 9.75% 12/31/23 (d)		268,000	283,075
			10,891,992
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		2,400,000	2,498,182
5.85% 7/15/25		2,748,000	3,010,053
6.02% 6/15/26		3,119,000	3,480,333
6.1% 7/15/27		5,045,000	5,810,357
6.2% 7/15/30		4,367,000	5,168,483
II-VI, Inc. 5% 12/15/29 (d)		3,115,000	3,111,636
TTM Technologies, Inc. 4% 3/1/29 (d)		5,530,000	5,101,425
			28,180,469
IT Services - 0.2%
Acuris Finance U.S. 5% 5/1/28 (d)		4,475,000	4,150,563
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		2,415,000	2,287,005
6.125% 12/1/28 (d)		3,175,000	2,984,500
CA Magnum Holdings 5.375% (d)(i)		945,000	946,181
Gartner, Inc.:
3.625% 6/15/29 (d)		685,000	664,608
3.75% 10/1/30 (d)		1,185,000	1,152,768
4.5% 7/1/28 (d)		1,835,000	1,858,910
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)		2,245,000	2,037,338
5.375% 12/1/28 (d)		15,649,000	14,044,978
Twilio, Inc. 3.875% 3/15/31		940,000	882,543
			31,009,394
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (d)		3,204,000	3,020,614
2.45% 2/15/31 (d)		31,257,000	28,874,310
2.6% 2/15/33 (d)		27,706,000	25,284,918
3.5% 2/15/41 (d)		22,019,000	20,302,612
3.75% 2/15/51 (d)		10,333,000	9,641,758
onsemi 3.875% 9/1/28 (d)		1,385,000	1,372,881
			88,497,093
Software - 0.5%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		3,125,000	2,958,219
CDK Global, Inc. 5.25% 5/15/29 (d)		300,000	307,500
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)		850,000	803,250
4.875% 7/1/29 (d)		805,000	758,036
Elastic NV 4.125% 7/15/29 (d)		2,820,000	2,587,350
Fair Isaac Corp. 4% 6/15/28 (d)		1,455,000	1,427,719
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		4,195,000	4,121,588
MicroStrategy, Inc. 6.125% 6/15/28 (d)		1,660,000	1,593,600
Open Text Corp. 3.875% 12/1/29 (d)		3,095,000	2,920,984
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		169,000	161,818
Oracle Corp.:
1.65% 3/25/26		12,241,000	11,727,077
2.3% 3/25/28		19,340,000	18,427,524
2.8% 4/1/27		14,371,000	14,286,954
2.875% 3/25/31		24,420,000	23,307,833
			85,389,452
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30 (d)		705,000	676,271
5.875% 4/24/25 (Reg. S)		200,000	215,090
			891,361
TOTAL INFORMATION TECHNOLOGY			244,859,761
MATERIALS - 0.7%
Chemicals - 0.4%
Axalta Coating Systems LLC 3.375% 2/15/29 (d)		2,155,000	1,966,438
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		3,600,000	3,609,000
Braskem Idesa SAPI 7.45% 11/15/29 (d)		180,000	178,740
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		12,132,000	13,127,409
CVR Partners LP 6.125% 6/15/28 (d)		1,685,000	1,695,531
Element Solutions, Inc. 3.875% 9/1/28 (d)		1,770,000	1,678,739
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		890,000	868,257
Equate Petrochemical BV 2.625% 4/28/28 (d)		395,000	373,631
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		3,255,000	2,937,638
7% 12/31/27 (d)		330,000	279,246
LSB Industries, Inc. 6.25% 10/15/28 (d)		2,320,000	2,331,600
MEGlobal Canada, Inc. 5% 5/18/25 (d)		155,000	161,898
Methanex Corp.:
5.125% 10/15/27		3,719,000	3,775,157
5.65% 12/1/44		2,134,000	1,993,156
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)		1,435,000	1,344,711
5% 5/1/25 (d)		100,000	101,025
5.25% 6/1/27 (d)		2,815,000	2,822,038
Nufarm Australia Ltd. 5% 1/27/30 (d)		1,850,000	1,826,875
OCP SA:
3.75% 6/23/31 (d)		745,000	652,806
4.5% 10/22/25 (d)		165,000	164,051
5.625% 4/25/24 (d)		235,000	240,478
6.875% 4/25/44 (d)		150,000	151,341
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)		1,410,000	1,314,966
6.25% 10/1/29 (d)		1,635,000	1,500,113
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (d)		395,000	370,757
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		1,047,000	1,028,678
SABIC Capital II BV 4% 10/10/23 (d)		902,000	928,907
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		915,000	887,550
5.875% 3/27/24		970,000	985,520
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		1,100,000	1,098,251
The Chemours Co. LLC:
4.625% 11/15/29 (d)		2,555,000	2,366,569
5.375% 5/15/27		4,251,000	4,266,325
5.75% 11/15/28 (d)		7,240,000	7,116,703
Valvoline, Inc. 4.25% 2/15/30 (d)		1,255,000	1,188,429
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		2,205,000	2,111,288
			67,443,821
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		340,000	302,600
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)		445,000	418,300
4% 9/1/29 (d)		2,110,000	1,978,758
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)		1,490,000	1,441,575
5.25% 8/15/27 (d)		254,000	241,443
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		610,000	581,254
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		2,510,000	2,378,853
OI European Group BV 4.75% 2/15/30 (d)		1,445,000	1,383,573
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		4,023,000	4,060,374
8.5% 8/15/27 (d)		4,905,000	5,030,960
			17,515,090
Metals & Mining - 0.2%
Allegheny Technologies, Inc.:
4.875% 10/1/29		2,115,000	2,046,241
5.875% 12/1/27		8,930,000	9,113,065
Antofagasta PLC 2.375% 10/14/30 (d)		1,005,000	896,837
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		650,000	390,000
Commercial Metals Co. 4.125% 1/15/30		1,175,000	1,136,813
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		155,000	148,974
3.15% 1/14/30 (d)		405,000	391,913
3.7% 1/30/50 (d)		945,000	838,569
Eldorado Gold Corp. 6.25% 9/1/29 (d)		430,000	430,000
Endeavour Mining PLC 5% 10/14/26 (d)		485,000	450,080
ERO Copper Corp. 6.5% 2/15/30 (d)		3,170,000	3,067,355
First Quantum Minerals Ltd.:
6.875% 10/15/27 (d)		2,855,000	3,021,646
7.25% 4/1/23 (d)		2,845,000	2,849,445
7.5% 4/1/25 (d)		375,000	382,617
Fresnillo PLC 4.25% 10/2/50 (d)		505,000	455,699
Gcm Mining Corp. 6.875% 8/9/26 (d)		930,000	870,489
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		225,000	231,511
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		640,000	618,400
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		660,000	696,424
JSW Steel Ltd. 3.95% 4/5/27 (d)		645,000	612,750
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)		1,415,000	1,274,377
4.625% 3/1/28 (d)		3,589,000	3,388,985
Metinvest BV:
7.75% 4/23/23 (d)		927,000	185,400
8.5% 4/23/26 (Reg. S)		235,000	47,000
PMHC II, Inc. 9% 2/15/30 (d)		1,545,000	1,502,822
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		2,085,000	2,012,025
Stillwater Mining Co. 4% 11/16/26 (d)		1,140,000	1,091,550
TMK Capital SA 4.3% 2/12/27 (Reg. S)		600,000	150,000
Usiminas International SARL 5.875% 7/18/26 (d)		825,000	843,810
Vedanta Resources PLC 6.375% 7/30/22 (d)		975,000	953,550
VM Holding SA 6.5% 1/18/28 (d)		765,000	796,700
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		275,000	261,216
			41,156,263
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (d)		980,000	930,138
SPA Holdings 3 OY 4.875% 2/4/28 (d)		3,275,000	3,093,238
			4,023,376
TOTAL MATERIALS			130,441,150
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		8,767,000	10,082,575
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)		795,000	740,741
American Homes 4 Rent LP 2.375% 7/15/31		1,451,000	1,334,048
Boston Properties, Inc.:
3.25% 1/30/31		8,522,000	8,506,879
4.5% 12/1/28		7,625,000	8,325,404
Corporate Office Properties LP:
2.25% 3/15/26		3,379,000	3,322,683
2.75% 4/15/31		2,288,000	2,150,050
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		1,700,000	1,623,500
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		625,000	581,422
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,678,000	2,653,057
3.5% 8/1/26		2,790,000	2,890,287
Healthpeak Properties, Inc.:
3.25% 7/15/26		1,156,000	1,194,703
3.5% 7/15/29		1,322,000	1,368,304
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	16,881,283
iStar Financial, Inc.:
4.25% 8/1/25		560,000	559,205
4.75% 10/1/24		680,000	684,250
Kimco Realty Corp. 3.375% 10/15/22		990,000	997,482
Kite Realty Group Trust 4.75% 9/15/30		764,000	822,876
LXP Industrial Trust (REIT):
2.7% 9/15/30		3,649,000	3,478,436
4.4% 6/15/24		1,672,000	1,727,487
MPT Operating Partnership LP/MPT Finance Corp. 2.5% 3/24/26	GBP	1,450,000	1,880,478
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		9,885,000	9,078,655
3.375% 2/1/31		6,759,000	6,393,558
3.625% 10/1/29		11,904,000	11,690,238
4.375% 8/1/23		3,145,000	3,226,641
4.5% 1/15/25		3,878,000	4,038,720
4.5% 4/1/27		18,502,000	19,529,487
4.75% 1/15/28		10,700,000	11,206,475
4.95% 4/1/24		9,727,000	10,161,306
5.25% 1/15/26		10,610,000	11,353,244
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		560,000	585,200
Piedmont Operating Partnership LP 2.75% 4/1/32		2,906,000	2,699,747
Realty Income Corp.:
2.2% 6/15/28		1,564,000	1,515,748
2.85% 12/15/32		1,925,000	1,871,998
3.25% 1/15/31		2,129,000	2,158,557
3.4% 1/15/28		3,355,000	3,454,044
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,255,958
5% 12/15/23		737,000	764,237
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		675,000	657,221
SBA Communications Corp. 3.125% 2/1/29		1,170,000	1,086,696
Senior Housing Properties Trust 9.75% 6/15/25		385,000	406,656
Service Properties Trust 7.5% 9/15/25		285,000	299,321
Simon Property Group LP 2.45% 9/13/29		3,576,000	3,453,895
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	3,183,446
4.25% 2/1/26		10,537,000	10,950,219
Store Capital Corp.:
2.75% 11/18/30		3,880,000	3,662,417
4.625% 3/15/29		3,549,000	3,814,690
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		6,225,000	5,925,360
6.5% 2/15/29 (d)		18,695,000	17,325,965
Uniti Group, Inc.:
6% 1/15/30 (d)		5,485,000	4,903,096
7.875% 2/15/25 (d)		4,129,000	4,301,489
Ventas Realty LP:
3% 1/15/30		15,631,000	15,464,472
3.5% 2/1/25		2,163,000	2,228,253
3.75% 5/1/24		9,073,000	9,339,422
4% 3/1/28		3,986,000	4,236,091
4.125% 1/15/26		2,017,000	2,136,247
4.75% 11/15/30		21,238,000	23,724,516
VICI Properties, Inc.:
3.5% 2/15/25 (d)		90,000	90,211
4.25% 12/1/26 (d)		130,000	131,300
4.625% 12/1/29 (d)		270,000	275,400
Vornado Realty LP 2.15% 6/1/26		3,551,000	3,447,470
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,705,678
4% 2/1/25		12,346,000	12,888,410
			309,426,904
Real Estate Management & Development - 0.6%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	2,265,000	2,182,737
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	8,100,000	7,523,923
2.25% 4/27/27 (Reg. S)	EUR	900,000	836,444
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	1,950,000	2,216,829
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	4,250,000	4,417,054
1.75% 3/12/29 (Reg. S)	EUR	2,480,000	2,666,825
2.625% 10/20/28 (Reg. S)	GBP	950,000	1,224,256
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,562,000	10,682,968
3.95% 11/15/27		8,220,000	8,571,855
4.1% 10/1/24		7,423,000	7,689,583
4.55% 10/1/29		8,895,000	9,564,145
CBRE Group, Inc. 2.5% 4/1/31		10,439,000	9,884,956
Deutsche Annington Finance BV 5% 10/2/23 (d)		2,105,000	2,180,464
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		175,000	182,875
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,300,454
Greystar Real Estate Partners 5.75% 12/1/25 (d)		261,000	264,367
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	2,050,000	2,111,505
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	2,000,000	2,118,041
Howard Hughes Corp.:
4.125% 2/1/29 (d)		990,000	936,788
4.375% 2/1/31 (d)		990,000	933,075
Kennedy-Wilson, Inc. 4.75% 2/1/30		4,175,000	3,992,344
Post Apartment Homes LP 3.375% 12/1/22		467,000	471,017
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		3,520,000	3,480,400
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	400,000	404,688
1.75% 1/14/25 (Reg. S)	EUR	866,000	954,563
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	1,100,000	1,162,335
Sun Communities Operating LP:
2.3% 11/1/28		3,294,000	3,111,476
2.7% 7/15/31		8,306,000	7,813,624
Tanger Properties LP:
2.75% 9/1/31		8,621,000	7,841,438
3.125% 9/1/26		4,970,000	4,948,500
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	840,000	910,080
			114,579,609
TOTAL REAL ESTATE			424,006,513
UTILITIES - 1.3%
Electric Utilities - 0.7%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		470,000	423,000
American Electric Power Co., Inc. 2.95% 12/15/22		1,791,000	1,807,023
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	550,000	579,686
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)		1,290,000	1,200,145
4.75% 3/15/28 (d)		560,000	562,881
Cleco Corporate Holdings LLC 3.375% 9/15/29		6,938,000	6,842,436
Comision Federal de Electricid:
3.348% 2/9/31 (d)		175,000	155,236
4.688% 5/15/29 (d)		785,000	785,981
Duke Energy Corp. 2.45% 6/1/30		6,067,000	5,764,596
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (d)		2,680,000	2,497,773
2.775% 1/7/32 (d)		8,750,000	8,236,664
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	1,900,000	1,904,525
Enel SpA 3.375% (Reg. S) (f)(i)	EUR	2,010,000	2,284,713
Entergy Corp. 2.8% 6/15/30		6,226,000	5,983,084
Eskom Holdings SOC Ltd.:
6.75% 8/6/23 (d)		2,530,000	2,517,350
7.125% 2/11/25 (d)		135,000	132,157
Eversource Energy 2.8% 5/1/23		5,482,000	5,530,878
Exelon Corp. 4.05% 4/15/30		3,689,000	3,914,609
FirstEnergy Corp. 7.375% 11/15/31		21,162,000	26,496,517
InterGen NV 7% 6/30/23 (d)		4,030,000	3,946,378
IPALCO Enterprises, Inc. 3.7% 9/1/24		3,797,000	3,885,736
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		835,000	825,398
Lamar Funding Ltd. 3.958% 5/7/25 (d)		360,000	352,980
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		915,000	807,087
Monongahela Power Co. 4.1% 4/15/24 (d)		1,445,000	1,491,706
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	4,100,000	4,361,522
NRG Energy, Inc.:
3.375% 2/15/29 (d)		1,830,000	1,699,521
3.625% 2/15/31 (d)		1,040,000	956,186
5.25% 6/15/29 (d)		1,975,000	2,014,500
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		1,725,796	1,816,400
PG&E Corp.:
5% 7/1/28		3,340,000	3,306,600
5.25% 7/1/30		5,870,000	5,830,847
Southern Co. 1.875% 9/15/81 (f)	EUR	4,300,000	4,329,653
SSE PLC 4.75% 9/16/77 (Reg. S) (f)		9,915,000	9,979,646
Vistra Operations Co. LLC:
5% 7/31/27 (d)		1,875,000	1,888,922
5.625% 2/15/27 (d)		1,730,000	1,771,364
			126,883,700
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (d)		679,371	806,456
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		485,000	431,589
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		860,000	820,225
			2,058,270
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		1,828,000	1,759,450
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		345,000	275,741
Emera U.S. Finance LP 3.55% 6/15/26		2,935,000	3,018,497
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		880,000	719,409
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		705,000	726,150
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		718,250	689,520
The AES Corp.:
3.3% 7/15/25 (d)		18,728,000	18,817,894
3.95% 7/15/30 (d)		16,328,000	16,657,826
			42,664,487
Multi-Utilities - 0.4%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		210,000	221,721
4.875% 4/23/30 (d)		135,000	153,335
Berkshire Hathaway Energy Co. 4.05% 4/15/25		26,164,000	27,582,396
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		1,658,000	1,702,749
NiSource, Inc.:
2.95% 9/1/29		17,668,000	17,419,847
5.25% 2/15/43		4,623,000	5,227,024
5.8% 2/1/42		2,300,000	2,748,775
5.95% 6/15/41		3,281,000	4,035,886
Puget Energy, Inc. 4.1% 6/15/30		7,332,000	7,604,653
Sempra Energy 6% 10/15/39		5,447,000	6,922,916
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 2.6189% 5/15/67 (f)(g)		1,401,000	1,120,800
			74,740,102
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	725,000	920,503
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	883,000	1,140,349
			2,060,852
TOTAL UTILITIES			248,407,411

TOTAL NONCONVERTIBLE BONDS			5,879,609,987

TOTAL CORPORATE BONDS
(Cost $5,807,696,490)			5,892,776,221

U.S. Treasury Obligations - 37.5%
U.S. Treasury Bonds:
1.125% 5/15/40		$86,364,000	$71,823,811
1.375% 8/15/50 (j)		650,000	535,107
1.75% 8/15/41		111,477,000	102,175,638
1.875% 11/15/51		339,566,000	316,804,467
2% 11/15/41 (k)		219,450,000	210,089,086
2% 8/15/51		772,798,000	741,282,266
2.25% 8/15/46		148,800	147,236
2.25% 2/15/52		127,950,000	130,349,063
3% 2/15/47		245,214,000	278,509,463
5% 5/15/37		9,400	13,160
U.S. Treasury Notes:
0.25% 7/31/25		95,151,000	90,609,026
0.375% 12/31/25		149,230,000	141,815,134
0.75% 3/31/26 (j)		331,831,000	318,933,661
0.75% 4/30/26		480,000,000	460,837,498
0.75% 8/31/26		112,080,000	107,255,306
0.875% 6/30/26		360,480,000	347,398,520
1.125% 8/31/28		395,338,000	378,350,820
1.125% 2/15/31 (l)		136,465,000	128,570,287
1.25% 5/31/28		731,141,000	706,893,396
1.25% 9/30/28		158,340,000	152,637,287
1.375% 11/15/31 (k)		749,243,000	718,219,657
1.5% 11/30/28		75,000,000	73,429,688
1.625% 9/30/26		455,668,000	453,140,464
1.75% 1/31/29		146,464,000	145,708,795
2.125% 7/31/24		126,782,000	128,495,537
2.125% 5/31/26		313,445,000	318,244,627
2.25% 12/31/24		138,476,900	140,905,655
2.375% 4/30/26		84,892,000	87,020,932
2.625% 3/31/25		50,000,000	51,462,891
2.75% 2/15/28		54,737,100	57,685,634
2.875% 8/15/28		78,639,600	83,674,378
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,194,755,033)			6,943,018,490

U.S. Government Agency - Mortgage Securities - 11.6%
Fannie Mae - 3.8%
12 month U.S. LIBOR + 1.440% 1.82% 4/1/37 (f)(g)		6,929	7,199
12 month U.S. LIBOR + 1.460% 1.856% 1/1/35 (f)(g)		7,646	7,940
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (f)(g)		2,389	2,485
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (f)(g)		5,542	5,795
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (f)(g)		7,634	7,964
12 month U.S. LIBOR + 1.620% 1.907% 5/1/35 (f)(g)		16,148	16,850
12 month U.S. LIBOR + 1.620% 1.922% 3/1/33 (f)(g)		10,410	10,801
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (f)(g)		6,760	7,058
12 month U.S. LIBOR + 1.630% 1.945% 11/1/36 (f)(g)		4,988	5,214
12 month U.S. LIBOR + 1.640% 1.881% 5/1/36 (f)(g)		14,801	15,507
12 month U.S. LIBOR + 1.640% 1.944% 6/1/47 (f)(g)		16,770	17,660
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (f)(g)		14,295	14,968
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (f)(g)		11,697	12,307
12 month U.S. LIBOR + 1.730% 2.002% 3/1/40 (f)(g)		15,864	16,581
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (f)(g)		20,747	21,798
12 month U.S. LIBOR + 1.750% 2.064% 7/1/35 (f)(g)		5,372	5,611
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (f)(g)		10,678	11,182
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (f)(g)		9,472	9,946
12 month U.S. LIBOR + 1.800% 2.054% 12/1/40 (f)(g)		537,487	564,464
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (f)(g)		55,422	57,936
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (f)(g)		11,728	12,272
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (f)(g)		12,545	13,227
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (f)(g)		5,015	5,279
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (f)(g)		22,783	23,880
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (f)(g)		9,200	9,664
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (f)(g)		4,505	4,606
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (f)(g)		10,447	11,056
6 month U.S. LIBOR + 1.500% 1.736% 1/1/35 (f)(g)		23,644	24,554
6 month U.S. LIBOR + 1.530% 1.719% 12/1/34 (f)(g)		2,966	3,080
6 month U.S. LIBOR + 1.530% 1.736% 3/1/35 (f)(g)		4,379	4,552
6 month U.S. LIBOR + 1.550% 1.701% 10/1/33 (f)(g)		1,495	1,552
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (f)(g)		2,294	2,389
6 month U.S. LIBOR + 1.740% 1.865% 12/1/34 (f)(g)		421	440
6 month U.S. LIBOR + 1.960% 2.085% 9/1/35 (f)(g)		5,127	5,404
U.S. TREASURY 1 YEAR INDEX + 1.940% 1.87% 10/1/33 (f)(g)		25,856	27,026
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (f)(g)		4,354	4,572
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (f)(g)		17,125	17,924
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (f)(g)		9,625	10,065
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.528% 7/1/34 (f)(g)		25,340	26,532
1.5% 6/1/51 to 11/1/51		3,356,941	3,116,101
2% 12/1/36 to 3/1/52		177,272,666	170,954,259
2.5% 5/1/31 to 3/1/52		188,975,181	187,975,981
3% 1/1/32 to 2/1/52 (j)(k)		154,177,925	157,447,509
3.5% 9/1/37 to 1/1/51		62,970,208	65,555,226
4% 3/1/36 to 11/1/49		42,646,313	45,327,624
4.5% to 4.5% 6/1/33 to 9/1/49		48,244,876	51,895,271
5% 11/1/22 to 2/1/49		22,893,413	25,017,748
5.237% 8/1/41 (f)		402,822	439,678
5.5% 3/1/22 to 12/1/23		825	838
6% to 6% 9/1/29 to 1/1/42		1,729,469	1,960,634
6.5% 8/1/22 to 4/1/37		731,117	823,724
6.633% 2/1/39 (f)		267,799	290,452
7% to 7% 4/1/23 to 7/1/37		149,619	168,071
7.5% to 7.5% 6/1/25 to 2/1/32		69,602	77,020
8% 8/1/29 to 3/1/37		3,758	4,430

TOTAL FANNIE MAE			712,081,906

Freddie Mac - 2.9%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (f)(g)		8,153	8,411
12 month U.S. LIBOR + 1.370% 1.646% 3/1/36 (f)(g)		30,957	32,078
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (f)(g)		16,154	16,789
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (f)(g)		251,647	263,000
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (f)(g)		50,283	52,785
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (f)(g)		92,563	97,048
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (f)(g)		10,764	11,368
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (f)(g)		1,785	1,884
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (f)(g)		7,170	7,518
12 month U.S. LIBOR + 1.900% 2.167% 10/1/42 (f)(g)		59,987	63,048
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (f)(g)		14,513	15,325
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (f)(g)		19,198	20,264
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (f)(g)		5,040	5,318
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (f)(g)		13,951	14,745
12 month U.S. LIBOR + 2.020% 2.327% 4/1/38 (f)(g)		12,302	12,933
12 month U.S. LIBOR + 2.030% 2.285% 3/1/33 (f)(g)		294	306
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (f)(g)		14,125	14,859
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (f)(g)		21,122	22,182
6 month U.S. LIBOR + 1.120% 1.325% 8/1/37 (f)(g)		10,286	10,553
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (f)(g)(m)		873	909
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (f)(g)		3,427	3,586
6 month U.S. LIBOR + 1.840% 1.97% 2/1/37 (f)(g)		5,243	5,510
6 month U.S. LIBOR + 1.880% 2.021% 10/1/36 (f)(g)		35,475	37,160
6 month U.S. LIBOR + 1.990% 2.164% 10/1/35 (f)(g)		13,092	13,729
6 month U.S. LIBOR + 2.020% 2.159% 6/1/37 (f)(g)		7,800	8,187
6 month U.S. LIBOR + 2.680% 2.841% 10/1/35 (f)(g)		7,341	7,744
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (f)(g)		24,151	25,277
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.387% 6/1/33 (f)(g)		45,116	47,159
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.516% 3/1/35 (f)(g)		83,020	86,995
1.5% 11/1/50 to 10/1/51		2,372,588	2,202,713
2% 12/1/36 to 2/1/52		151,687,446	145,998,812
2.5% 2/1/30 to 3/1/52		118,831,140	118,062,003
3% 4/1/32 to 3/1/52		83,866,229	85,486,726
3.5% 1/1/32 to 3/1/52 (n)		83,584,795	87,378,296
3.5% 8/1/47		28,272	29,444
4% 5/1/37 to 5/1/48		65,756,203	69,829,730
4% 4/1/48		22,219	23,378
4.5% 6/1/25 to 12/1/48		14,538,257	15,636,930
5% 8/1/33 to 7/1/41		3,055,453	3,376,210
5.5% 6/1/22		355	355
6% 1/1/23 to 12/1/37		323,994	364,573
6.5% 5/1/26 to 9/1/39		380,332	436,917
7% 3/1/26 to 9/1/36		156,098	177,378
7.5% 1/1/27 to 11/1/31		3,284	3,706
8% 7/1/24 to 4/1/32		3,214	3,629
8.5% 12/1/22 to 1/1/28		3,069	3,375

TOTAL FREDDIE MAC			529,920,845

Ginnie Mae - 2.3%
3.5% 9/20/40 to 5/20/50 (j)		37,482,837	39,291,192
4% 5/20/33 to 5/20/49		37,244,771	39,502,931
4.5% 6/20/33 to 8/15/41		6,732,648	7,337,774
5% 12/15/32 to 4/20/48		7,624,091	8,344,364
5.5% 7/15/33 to 9/15/39		228,546	253,976
6% to 6% 10/15/30 to 11/15/39		85,975	95,665
7% to 7% 11/15/22 to 3/15/33		165,376	184,435
7.5% to 7.5% 9/15/22 to 9/15/31		39,429	42,783
8% 5/15/22 to 11/15/29		8,424	9,060
8.5% 11/15/27 to 1/15/31		3,283	3,719
9% 1/15/23		12	12
2% 1/20/52		20,593,165	20,153,398
2% 3/1/52 (o)		9,350,000	9,139,042
2% 3/1/52 (o)		9,350,000	9,139,043
2% 3/1/52 (o)		5,700,000	5,571,395
2% 3/1/52 (o)		19,000,000	18,571,316
2% 3/1/52 (o)		19,000,000	18,571,316
2% 3/1/52 (o)		13,200,000	12,902,178
2% 3/1/52 (o)		7,350,000	7,184,167
2% 3/1/52 (o)		7,650,000	7,477,398
2.5% 7/20/51 to 12/20/51		20,985,329	21,001,177
2.5% 3/1/52 (o)		19,100,000	19,086,237
2.5% 3/1/52 (o)		19,050,000	19,036,273
2.5% 3/1/52 (o)		9,500,000	9,493,154
2.5% 3/1/52 (o)		9,500,000	9,493,154
2.5% 3/1/52 (o)		12,750,000	12,740,812
2.5% 3/1/52 (o)		10,825,000	10,817,200
3% 5/20/42 to 10/20/51		44,169,347	45,104,079
3% 3/1/52 (o)		11,550,000	11,739,265
3% 3/1/52 (o)		12,250,000	12,450,736
3% 3/1/52 (o)		12,925,000	13,136,797
3% 3/1/52 (o)		8,300,000	8,436,009
3.5% 3/1/52 (o)		7,050,000	7,274,541
3.5% 3/1/52 (o)		2,950,000	3,043,957
3.5% 3/1/52 (o)		750,000	773,887
3.5% 3/1/52 (o)		4,200,000	4,333,769
3.5% 3/1/52 (o)		3,800,000	3,921,029
3.5% 3/1/52 (o)		650,000	670,702
3.5% 3/1/52 (o)		800,000	825,480
3.5% 4/1/52 (o)		4,050,000	4,165,228
6.5% 3/20/31 to 6/15/37		64,192	72,617

TOTAL GINNIE MAE			421,391,267

Uniform Mortgage Backed Securities - 2.6%
1.5% 3/1/37 (o)		9,400,000	9,147,375
1.5% 3/1/37 (o)		1,050,000	1,021,781
1.5% 3/1/37 (o)		4,200,000	4,087,125
1.5% 3/1/37 (o)		5,200,000	5,060,250
1.5% 3/1/52 (o)		11,900,000	11,030,823
1.5% 3/1/52 (o)		9,550,000	8,852,467
1.5% 3/1/52 (o)		9,550,000	8,852,467
1.5% 3/1/52 (o)		9,900,000	9,176,903
1.5% 3/1/52 (o)		950,000	880,612
1.5% 3/1/52 (o)		2,700,000	2,502,792
1.5% 4/1/52 (o)		3,250,000	3,008,050
2% 3/1/37 (o)		13,400,000	13,297,407
2% 3/1/37 (o)		21,050,000	20,888,837
2% 3/1/37 (o)		7,800,000	7,740,282
2% 3/1/37 (o)		3,900,000	3,870,141
2% 3/1/37 (o)		3,900,000	3,870,141
2% 3/1/37 (o)		4,700,000	4,664,016
2% 4/1/37 (o)		13,400,000	13,273,851
2% 4/1/37 (o)		10,700,000	10,599,269
2% 3/1/52 (o)		3,800,000	3,642,998
2% 3/1/52 (o)		28,350,000	27,178,683
2% 3/1/52 (o)		28,150,000	26,986,946
2% 3/1/52 (o)		19,300,000	18,502,595
2% 3/1/52 (o)		2,800,000	2,684,314
2% 3/1/52(o)		4,100,000	3,930,603
2% 3/1/52 (o)		2,700,000	2,588,446
2% 4/1/52 (o)		13,750,000	13,160,417
2.5% 3/1/37 (o)		15,800,000	15,987,622
2.5% 3/1/52 (o)		19,000,000	18,741,714
2.5% 3/1/52 (o)		2,125,000	2,096,113
2.5% 3/1/52 (o)		2,125,000	2,096,113
2.5% 3/1/52 (o)		22,600,000	22,292,776
2.5% 3/1/52 (o)		11,425,000	11,269,689
2.5% 3/1/52 (o)		3,300,000	3,255,140
2.5% 3/1/52 (o)		5,900,000	5,819,795
2.5% 3/1/52 (o)		8,800,000	8,680,373
2.5% 3/1/52 (o)		2,900,000	2,860,577
2.5% 3/1/52 (o)		2,900,000	2,860,577
2.5% 3/1/52 (o)		2,900,000	2,860,577
2.5% 3/1/52 (o)		7,200,000	7,102,123
2.5% 4/1/52 (o)		17,000,000	16,733,707
3% 3/1/52 (o)		8,450,000	8,532,526
3% 3/1/52 (o)		8,450,000	8,532,526
3% 3/1/52 (o)		6,500,000	6,563,482
3% 3/1/52 (o)		6,500,000	6,563,482
3% 3/1/52 (o)		9,600,000	9,693,757
3.5% 3/1/52 (o)		4,950,000	5,098,499
3.5% 3/1/52 (o)		2,600,000	2,677,999
3.5% 3/1/52 (o)		4,225,000	4,351,749
3.5% 3/1/52 (o)		5,700,000	5,870,999
3.5% 3/1/52 (o)		3,500,000	3,604,999
3.5% 3/1/52 (o)		4,200,000	4,325,999
3.5% 3/1/52 (o)		13,300,000	13,698,997
3.5% 3/1/52 (o)		4,300,000	4,428,999
3.5% 3/1/52 (o)		3,500,000	3,604,999
3.5% 3/1/52 (o)		19,200,000	19,775,996
3.5% 3/1/52 (o)		3,700,000	3,810,999
3.5% 3/1/52 (o)		4,600,000	4,737,999

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			479,030,493

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,153,780,958)			2,142,424,511

Asset-Backed Securities - 5.3%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)		$5,432,151	$4,322,217
Series 2019-1 Class A, 3.844% 5/15/39 (d)		6,272,488	5,554,445
Series 2019-2:
Class A, 3.376% 10/16/39 (d)		11,244,121	10,568,215
Class B, 4.458% 10/16/39 (d)		2,087,167	1,710,353
Series 2021-1A Class A, 2.95% 11/16/41 (d)		12,872,530	12,156,978
Series 2021-2A Class A, 2.798% 1/15/47 (d)		23,164,829	22,440,242
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (d)		4,343,000	4,331,645
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (d)(f)(g)		3,426,000	3,408,613
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.3713% 10/17/34 (d)(f)(g)		8,253,000	8,183,931
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.244% 4/20/34 (d)(f)(g)		19,226,000	18,936,514
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.394% 7/20/34 (d)(f)(g)		9,447,000	9,375,883
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)		261,000	274,786
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)		595,000	623,153
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)		611,000	646,865
Class XS, 0% 10/17/52 (c)(d)(f)(p)		412,772	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)		4,901,271	4,552,538
Class B, 4.335% 1/16/40 (d)		972,650	697,382
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (d)(f)(g)		11,120,000	11,085,317
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2877% 4/25/34 (d)(f)(g)		6,374,000	6,317,291
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3713% 7/15/34 (d)(f)(g)		12,053,000	11,976,102
Ares LVIII CLO LLC Series 2022-58A Class AR, UNITED STATES 90 DAY AVERAGE S + 1.330% 1.5112% 1/15/35 (d)(f)(g)		16,982,000	16,977,873
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.3113% 4/15/34 (d)(f)(g)		13,319,000	13,215,471
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4913% 4/17/33 (d)(f)(g)		4,451,000	4,433,485
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 3.8578% 6/26/34 (c)(d)(f)(g)		1,149	6,016
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/36 (d)(f)(g)		8,291,000	8,253,989
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.2777% 4/25/34 (d)(f)(g)		14,004,000	13,858,989
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.474% 1/20/32 (d)(f)(g)		15,650,000	15,583,722
Beechwood Park CLO Ltd.:
Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5713% 1/17/33 (d)(f)(g)		11,415,000	11,415,000
Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 1.3% 1/17/35 (d)(f)(g)		17,449,000	17,444,725
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (d)(f)(g)		12,522,000	12,451,651
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (d)		11,460,288	11,123,055
Class AA, 2.487% 12/16/41 (d)(f)		1,467,813	1,439,431
Series 2021-1A Class A, 2.443% 7/15/46 (d)		16,933,684	16,271,575
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (d)(f)(g)		13,314,000	13,283,444
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)		9,137,782	9,044,372
Class B, 5.095% 4/15/39 (d)		4,356,038	4,032,203
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)		7,061,957	6,884,117
Series 2021-1A Class A, 3.474% 1/15/46 (d)		3,692,306	3,684,617
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (d)(f)(g)		10,038,000	9,972,231
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.32% 4/20/35 (d)(f)(g)(o)		16,187,000	16,179,020
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3877% 10/25/34 (d)(f)(g)		7,745,000	7,662,841
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.304% 4/20/34 (d)(f)(g)		11,637,000	11,471,731
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.424% 10/20/34 (d)(f)(g)		12,599,000	12,514,095
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5369% 10/25/37 (d)(f)(g)		1,889,356	1,893,813
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.454% 4/20/34 (d)(f)(g)		15,500,000	15,421,803
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.564% 1/20/34 (d)(f)(g)		20,650,000	20,558,521
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (d)		247,152	247,537
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.9123% 1/28/40 (c)(d)(f)(g)		205,664	21
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (d)		10,251,840	10,503,010
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (d)		214,000	208,370
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)		557,000	550,266
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 1.3% 4/20/35 (d)(f)(g)(o)		9,084,000	9,081,793
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (d)(f)(g)		8,358,000	8,315,725
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4613% 1/18/32 (d)(f)(g)		11,752,000	11,744,467
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4213% 4/17/33 (d)(f)(g)		8,700,000	8,699,965
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/35 (d)(f)(g)		11,160,000	11,097,113
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.2897% 2/20/35 (d)(f)(g)		6,539,000	6,500,884
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (d)(f)(g)		5,728,000	5,726,024
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 1/15/35 (d)(f)(g)		15,072,000	14,994,002
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4913% 1/15/34 (d)(f)(g)		3,200,000	3,187,152
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (d)		5,631,049	5,553,304
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (d)		420,000	411,608
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)		265,000	244,588
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.358% 7/19/34 (d)(f)(g)		8,589,000	8,510,771
Class AR, 3 month U.S. LIBOR + 1.080% 1.5386% 11/16/34 (d)(f)(g)		12,500,000	12,392,388
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.7796% 11/20/33 (d)(f)(g)		15,400,000	15,362,963
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (d)		498,058	477,268
Series 2021-2 Class G, 4.505% 12/17/26 (d)		2,323,248	2,240,314
Series 2021-3 Class F, 4.242% 1/17/41 (d)		355,446	338,704
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)		4,805,517	4,582,401
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)		5,120,099	4,975,196
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.2485% 10/22/34 (d)(f)(g)		8,865,000	8,815,081
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 1.33% 4/15/35 (d)(f)(g)(o)		21,121,000	21,115,825
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4513% 1/15/33 (d)(f)(g)		7,620,000	7,615,047
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1789% 1/22/28 (d)(f)(g)		9,195,776	9,164,419
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.388% 4/19/34 (d)(f)(g)		16,420,000	16,326,817
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 1.1926% 1/22/35 (d)(f)(g)		14,394,000	14,287,614
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.3613% 7/15/34 (d)(f)(g)		8,675,000	8,610,614
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.4589% 1/22/31 (d)(f)(g)		3,536,000	3,522,818
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.394% 10/20/34 (d)(f)(g)		2,957,000	2,938,814
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 1.2622% 10/25/34 (d)(f)(g)		15,155,000	15,069,738
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.274% 4/20/34 (d)(f)(g)		11,245,000	11,112,084
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 1.251% 1/25/35 (d)(f)(g)		10,754,000	10,660,150
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.2313% 1/15/34 (d)(f)(g)		14,050,000	14,049,059
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.324% 10/20/30 (d)(f)(g)		13,378,000	13,303,779
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4319% 1/25/36 (f)(g)		254,015	253,716
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.384% 10/20/34 (d)(f)(g)		4,882,000	4,847,006
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)		20,486,813	20,784,486
Series 2019-1A Class A2, 3.858% 12/5/49 (d)		9,587,340	9,548,128
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)		10,554,000	10,588,317
Class A2II, 4.008% 12/5/51 (d)		9,431,000	9,269,848
Progress Residential Trust:
Series 2019-SFR2 Class F, 4.837% 5/17/36 (d)		116,000	114,651
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (d)		315,000	307,629
Class G, 4.116% 9/17/36 (d)		263,000	257,960
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)		1,082,000	1,056,021
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)		378,000	367,887
Class H, 5.268% 4/17/37 (d)		105,000	103,168
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)		273,000	255,227
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)		401,000	384,943
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)		315,000	295,387
Class G, 4.003% 7/17/38 (d)		168,000	157,590
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)		203,000	188,082
Class G, 4.005% 10/17/38 (d)		1,347,000	1,272,296
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)		9,615,470	9,374,460
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.374% 4/20/34 (d)(f)(g)		15,987,000	15,905,290
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (d)(f)(g)		17,526,000	17,521,741
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)		10,175,572	9,753,326
Class B, 4.335% 3/15/40 (d)		1,071,663	891,174
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)		12,474,000	12,629,430
1.884% 7/15/50 (d)		4,985,000	4,872,652
2.328% 7/15/52 (d)		3,812,000	3,724,469
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.85% 4/23/35 (d)(f)(g)(o)		18,277,000	18,267,862
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (d)(f)(g)		1,661,000	1,654,999
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.228% 4/19/34 (d)(f)(g)		14,155,000	14,015,460
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.334% 4/20/33 (d)(f)(g)		12,250,000	12,136,210
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.815% 12/5/36 (c)(d)(f)(g)		383,576	29
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0469% 9/25/34 (f)(g)		9,027	8,940
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)		5,977,438	5,897,465
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)		10,586,919	10,350,417
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)		14,732,193	14,287,552
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6411% 3/25/58 (d)(f)		2,724,436	2,783,889
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.776% 4/6/42 (d)(f)(g)		934,000	691,268
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)		525,000	505,220
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)		151,000	147,990
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (d)		168,000	157,200
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (d)		740,886	736,556
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)		403,000	402,228
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.524% 7/20/32 (d)(f)(g)		13,214,000	13,171,451
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.408% 7/19/34 (d)(f)(g)		8,182,000	8,133,947
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (d)(f)(g)		16,805,000	16,692,457
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 7/16/34 (d)(f)(g)		8,180,000	8,127,656
TOTAL ASSET-BACKED SECURITIES
(Cost $987,365,882)			977,671,637

Collateralized Mortgage Obligations - 0.8%
Private Sponsor - 0.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (d)		5,115,598	4,884,061
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)		6,822,086	6,724,339
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)		7,394,656	7,349,514
Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)		8,922,007	8,877,233
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)		5,553,718	5,527,035
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)		343,228	341,249
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(f)		1,802	292
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4082% 5/27/37 (d)(f)(g)		749,634	738,447
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(g)		86,634	9
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (d)(f)		24,365,000	24,458,172
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (d)		2,900,168	2,837,908
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (d)		3,049,075	3,022,134
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)		3,399,254	3,351,259
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (f)(g)		1,859	1,813
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8269% 9/25/43 (f)(g)		969,282	944,776

TOTAL PRIVATE SPONSOR			69,058,241

U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9869% 2/25/32 (f)(g)		3,201	3,255
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1367% 3/18/32 (f)(g)		5,933	6,055
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1869% 4/25/32 (f)(g)		6,749	6,908
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1869% 10/25/32 (f)(g)		8,854	9,045
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9369% 1/25/32 (f)(g)		3,191	3,240
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9131% 12/25/33 (f)(p)(q)		115,847	26,226
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.4931% 11/25/36 (f)(p)(q)		81,871	14,002
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		320	325
Series 1993-207 Class H, 6.5% 11/25/23		13,838	14,151
Series 1996-28 Class PK, 6.5% 7/25/25		5,504	5,644
Series 1999-17 Class PG, 6% 4/25/29		37,076	39,847
Series 1999-32 Class PL, 6% 7/25/29		41,105	44,338
Series 1999-33 Class PK, 6% 7/25/29		30,943	33,376
Series 2001-52 Class YZ, 6.5% 10/25/31		4,608	4,974
Series 2003-28 Class KG, 5.5% 4/25/23		5,318	5,433
Series 2005-102 Class CO 11/25/35 (r)		21,625	19,587
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.0642% 8/25/35 (f)(q)		5,283	6,567
Series 2005-81 Class PC, 5.5% 9/25/35		59,865	65,654
Series 2006-12 Class BO 10/25/35 (r)		98,327	89,315
Series 2006-15 Class OP 3/25/36 (r)		112,948	100,735
Series 2006-37 Class OW 5/25/36 (r)		11,095	9,682
Series 2006-45 Class OP 6/25/36 (r)		35,385	30,940
Series 2006-62 Class KP 4/25/36 (r)		57,903	51,918
Series 2012-149:
Class DA, 1.75% 1/25/43		1,096,906	1,079,352
Class GA, 1.75% 6/25/42		1,194,964	1,179,350
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		7,648	8,214
Series 1999-25 Class Z, 6% 6/25/29		34,563	36,558
Series 2001-20 Class Z, 6% 5/25/31		41,844	45,352
Series 2001-31 Class ZC, 6.5% 7/25/31		22,168	23,691
Series 2002-16 Class ZD, 6.5% 4/25/32		14,405	15,583
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3631% 11/25/32 (f)(p)(q)		46,952	4,567
Series 2012-67 Class AI, 4.5% 7/25/27 (p)		134,988	6,552
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4531% 12/25/36 (f)(p)(q)		57,930	11,903
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2531% 5/25/37 (f)(p)(q)		28,347	5,934
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.2713% 9/25/23 (f)(q)		697	751
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9131% 3/25/33 (f)(p)(q)		7,060	1,432
Series 2005-72 Class ZC, 5.5% 8/25/35		455,459	481,937
Series 2005-79 Class ZC, 5.9% 9/25/35		342,063	379,781
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.4988% 6/25/37 (f)(q)		26,364	49,050
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.4788% 7/25/37 (f)(q)		39,284	73,280
Class SB, 39.600% - 1 month U.S. LIBOR 38.4788% 7/25/37 (f)(q)		12,585	20,327
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.3581% 8/25/37 (f)(p)(q)		1,148,324	215,702
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1631% 3/25/38 (f)(p)(q)		194,114	34,695
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8631% 12/25/40 (f)(p)(q)		195,577	30,838
Class ZA, 4.5% 12/25/40		563,148	634,376
Series 2010-139 Class NI, 4.5% 2/25/40 (p)		78,131	3,085
Series 2010-150 Class ZC, 4.75% 1/25/41		1,042,341	1,158,780
Series 2010-95 Class ZC, 5% 9/25/40		2,303,995	2,553,065
Series 2011-39 Class ZA, 6% 11/25/32		136,508	150,574
Series 2011-4 Class PZ, 5% 2/25/41		355,424	384,950
Series 2011-67 Class AI, 4% 7/25/26 (p)		23,434	918
Series 2011-83 Class DI, 6% 9/25/26 (p)		3,026	38
Series 2012-100 Class WI, 3% 9/25/27 (p)		614,145	40,179
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4631% 12/25/30 (f)(p)(q)		101,141	3,961
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3631% 6/25/41 (f)(p)(q)		76,243	2,314
Series 2013-133 Class IB, 3% 4/25/32 (p)		227,671	8,558
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8631% 1/25/44 (f)(p)(q)		185,276	34,572
Series 2013-51 Class GI, 3% 10/25/32 (p)		740,851	50,395
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5331% 6/25/35 (f)(p)(q)		162,208	24,845
Series 2015-42 Class IL, 6% 6/25/45 (p)		1,113,403	213,365
Series 2015-70 Class JC, 3% 10/25/45		970,551	994,392
Series 2017-30 Class AI, 5.5% 5/25/47 (p)		644,673	125,070
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (p)		30,192	5,317
Series 343 Class 16, 5.5% 5/25/34 (p)		26,556	4,293
Series 348 Class 14, 6.5% 8/25/34 (f)(p)		18,644	3,968
Series 351:
Class 12, 5.5% 4/25/34 (f)(p)		11,713	2,101
Class 13, 6% 3/25/34 (p)		16,985	3,019
Series 359 Class 19, 6% 7/25/35 (f)(p)		10,048	1,971
Series 384 Class 6, 5% 7/25/37 (p)		115,907	20,295
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9911% 1/15/32 (f)(g)		2,464	2,508
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0911% 3/15/32 (f)(g)		3,626	3,701
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1911% 3/15/32 (f)(g)		3,636	3,713
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0911% 6/15/31 (f)(g)		6,492	6,607
Class FG, 1 month U.S. LIBOR + 0.900% 1.0911% 3/15/32 (f)(g)		2,035	2,072
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.4411% 5/15/37 (f)(g)		145,308	145,779
planned amortization class:
Series 2095 Class PE, 6% 11/15/28		46,668	50,418
Series 2101 Class PD, 6% 11/15/28		3,836	4,143
Series 2121 Class MG, 6% 2/15/29		18,232	19,678
Series 2131 Class BG, 6% 3/15/29		135,445	146,474
Series 2137 Class PG, 6% 3/15/29		22,294	24,120
Series 2154 Class PT, 6% 5/15/29		36,403	39,396
Series 2162 Class PH, 6% 6/15/29		7,337	7,898
Series 2520 Class BE, 6% 11/15/32		55,958	61,910
Series 2693 Class MD, 5.5% 10/15/33		548,018	580,672
Series 2802 Class OB, 6% 5/15/34		52,786	57,372
Series 3002 Class NE, 5% 7/15/35		139,277	150,182
Series 3110 Class OP 9/15/35 (r)		49,514	47,062
Series 3119 Class PO 2/15/36 (r)		137,845	122,501
Series 3121 Class KO 3/15/36 (r)		21,262	19,108
Series 3123 Class LO 3/15/36 (r)		77,363	68,902
Series 3145 Class GO 4/15/36 (r)		79,744	71,304
Series 3189 Class PD, 6% 7/15/36		119,685	134,188
Series 3225 Class EO 10/15/36 (r)		41,750	36,803
Series 3258 Class PM, 5.5% 12/15/36		52,994	58,364
Series 3415 Class PC, 5% 12/15/37		53,451	57,550
Series 3806 Class UP, 4.5% 2/15/41		240,498	254,993
Series 3832 Class PE, 5% 3/15/41		581,016	626,856
Series 4135 Class AB, 1.75% 6/15/42		894,842	884,167
sequential payer:
Series 2135 Class JE, 6% 3/15/29		9,173	9,838
Series 2274 Class ZM, 6.5% 1/15/31		12,889	13,742
Series 2281 Class ZB, 6% 3/15/30		26,210	28,212
Series 2303 Class ZV, 6% 4/15/31		12,860	13,965
Series 2357 Class ZB, 6.5% 9/15/31		100,215	110,896
Series 2502 Class ZC, 6% 9/15/32		25,394	28,064
Series 2519 Class ZD, 5.5% 11/15/32		36,615	39,996
Series 2546 Class MJ, 5.5% 3/15/23		3,592	3,669
Series 2601 Class TB, 5.5% 4/15/23		1,665	1,702
Series 2998 Class LY, 5.5% 7/15/25		16,269	17,368
Series 3871 Class KB, 5.5% 6/15/41		853,007	950,262
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4089% 2/15/36 (f)(p)(q)		37,769	6,063
Series 2013-4281 Class AI, 4% 12/15/28 (p)		198,507	6,679
Series 2017-4683 Class LM, 3% 5/15/47		1,524,597	1,554,463
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.5576% 8/15/24 (f)(q)		3	3
Class SD, 86.400% - 1 month U.S. LIBOR 83.9652% 8/15/24 (f)(q)		4	4
Series 2933 Class ZM, 5.75% 2/15/35		709,758	792,828
Series 2935 Class ZK, 5.5% 2/15/35		590,771	651,217
Series 2947 Class XZ, 6% 3/15/35		228,706	255,053
Series 2996 Class ZD, 5.5% 6/15/35		468,561	517,007
Series 3237 Class C, 5.5% 11/15/36		652,260	710,542
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4689% 11/15/36 (f)(p)(q)		173,425	33,446
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5589% 3/15/37 (f)(p)(q)		253,540	55,579
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5689% 4/15/37 (f)(p)(q)		365,874	72,334
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.3889% 6/15/37 (f)(p)(q)		129,929	22,215
Series 3949 Class MK, 4.5% 10/15/34		101,049	107,344
Series 4055 Class BI, 3.5% 5/15/31 (p)		240,041	9,525
Series 4149 Class IO, 3% 1/15/33 (p)		381,868	34,296
Series 4314 Class AI, 5% 3/15/34 (p)		80,733	3,974
Series 4427 Class LI, 3.5% 2/15/34 (p)		633,342	53,478
Series 4471 Class PA 4% 12/15/40		535,947	556,198
target amortization class Series 2156 Class TC, 6.25% 5/15/29		20,810	22,152
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0063% 2/15/24 (f)(g)		3,912	3,925
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		15,116	16,264
Series 2056 Class Z, 6% 5/15/28		40,335	43,513
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		1,213,381	1,299,959
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		3,092,972	3,311,075
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5643% 6/16/37 (f)(p)(q)		70,788	13,186
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6579% 3/20/60 (f)(g)(s)		930,103	932,142
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4379% 7/20/60 (f)(g)(s)		137,068	136,827
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4013% 9/20/60 (f)(g)(s)		163,910	163,519
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4013% 8/20/60 (f)(g)(s)		145,409	145,069
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4813% 12/20/60 (f)(g)(s)		344,421	344,176
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 12/20/60 (f)(g)(s)		353,212	353,719
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 2/20/61 (f)(g)(s)		381,924	382,444
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5913% 2/20/61 (f)(g)(s)		583,440	584,106
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 4/20/61 (f)(g)(s)		327,079	327,606
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6013% 5/20/61 (f)(g)(s)		504,101	504,856
Class FC, 1 month U.S. LIBOR + 0.500% 0.6013% 5/20/61 (f)(g)(s)		386,914	387,525
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6313% 6/20/61 (f)(g)(s)		457,947	458,824
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7013% 10/20/61 (f)(g)(s)		903,237	906,150
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8013% 11/20/61 (f)(g)(s)		519,671	522,303
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8013% 1/20/62 (f)(g)(s)		313,372	314,839
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7313% 1/20/62 (f)(g)(s)		448,083	449,830
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7313% 3/20/62 (f)(g)(s)		285,316	286,529
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7513% 5/20/61 (f)(g)(s)		10,031	10,085
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6213% 10/20/62 (f)(g)(s)		227,084	227,493
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4613% 3/20/63 (f)(g)(s)		382,587	382,152
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7013% 1/20/64 (f)(g)(s)		370,640	371,623
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7013% 12/20/63 (f)(g)(s)		1,561,884	1,565,485
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6013% 6/20/64 (f)(g)(s)		1,885,486	1,888,064
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 0.6013% 9/20/64 (f)(g)(s)		6,255,928	6,264,898
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5013% 12/20/62 (f)(g)(s)		26,192	26,155
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.5617% 1/20/49 (f)(g)		2,716,528	2,738,576
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6617% 10/20/49 (f)(g)		851,307	855,646
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.6117% 12/20/49 (f)(g)		2,886,454	2,910,018
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.6117% 2/20/49 (f)(g)		1,777,344	1,791,952
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.5617% 5/20/49 (f)(g)		2,176,790	2,197,534
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6617% 8/20/49 (f)(g)		1,315,080	1,328,589
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5617% 3/20/50 (f)(g)		2,654,258	2,666,225
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.6766% 12/20/40 (f)(q)		984,030	1,070,255
Series 2011-136 Class WI, 4.5% 5/20/40 (p)		31,452	2,040
Series 2016-69 Class WA, 3% 2/20/46		863,536	881,478
Series 2017-134 Class BA, 2.5% 11/20/46		1,245,986	1,260,136
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		203,331	211,235
Series 2010-160 Class DY, 4% 12/20/40		1,924,511	2,000,163
Series 2010-170 Class B, 4% 12/20/40		433,726	450,866
Series 2017-139 Class BA, 3% 9/20/47		4,139,080	4,231,850
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3743% 5/16/34 (f)(p)(q)		42,619	6,583
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0743% 8/17/34 (f)(p)(q)		41,281	8,057
Series 2010-116 Class QB, 4% 9/16/40		4,574,682	4,780,848
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4379% 5/20/60 (f)(g)(s)		412,847	412,127
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9383% 7/20/41 (f)(p)(q)		167,645	29,448
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5743% 6/16/42 (f)(p)(q)		155,039	27,389
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.4511% 4/20/39 (f)(q)		15,109	15,248
Series 2013-149 Class MA, 2.5% 5/20/40		1,830,680	1,878,691
Series 2014-2 Class BA, 3% 1/20/44		2,422,853	2,471,432
Series 2014-21 Class HA, 3% 2/20/44		890,549	908,211
Series 2014-25 Class HC, 3% 2/20/44		1,529,124	1,545,127
Series 2014-5 Class A, 3% 1/20/44		1,347,793	1,361,353
Series 2015-H13 Class HA, 2.5% 8/20/64 (s)		12,485	12,551
Series 2017-186 Class HK, 3% 11/16/45		2,187,115	2,225,751
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.72% 8/20/66 (f)(g)(s)		3,934,473	3,901,180

TOTAL U.S. GOVERNMENT AGENCY			87,895,922

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $156,909,227)			156,954,163

Commercial Mortgage Securities - 4.0%
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.191% 4/15/34 (d)(f)(g)		578,000	561,629
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.291% 4/15/35 (d)(f)(g)		397,000	376,109
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.491% 6/15/35 (d)(f)(g)		172,000	167,689
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 3.391% 3/15/34 (d)(f)(g)		567,000	542,858
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.141% 4/15/36 (d)(f)(g)		1,045,000	1,011,900
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 3.941% 9/15/38 (d)(f)(g)		627,000	615,136
Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.25% 1/15/39 (d)(f)(g)		9,488,000	9,406,328
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 1.65% 1/15/39 (d)(f)(g)		1,792,000	1,773,351
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.25% 1/15/39 (d)(f)(g)		1,279,000	1,265,885
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)		6,400,000	6,379,716
Class ANM, 3.112% 11/5/32 (d)		7,809,000	7,769,015
Series 2015-200P Class F, 3.5958% 4/14/33 (d)(f)		455,000	437,666
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)		1,753,000	1,719,143
Class CNM, 3.7186% 11/5/32 (d)(f)		725,000	698,600
BANK:
sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52		1,355,000	1,350,950
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)		782,000	699,789
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)		455,000	391,530
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)		960,000	800,796
Class E, 2.8% 11/15/50 (d)		609,000	415,071
Series 2018-BN12 Class D, 3% 5/15/61 (d)		487,000	395,479
Series 2018-BN15:
Class D, 3% 11/15/61 (d)		430,000	356,043
Class E, 3% 11/15/61 (d)		430,000	332,108
Series 2019-BN18 Class D, 3% 5/15/62 (d)		648,000	560,895
Series 2019-BN19 Class D, 3% 8/15/61 (d)		946,000	766,472
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)		243,000	201,471
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)		252,000	195,615
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)		294,000	228,566
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)		189,000	148,271
Class MCDG, 2.9182% 12/15/53 (f)		885,000	701,828
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)		347,000	336,017
Class D, 3.25% 2/15/50 (d)		675,000	601,983
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.7633% 7/15/49 (f)(p)		9,710,368	572,992
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)		188,000	151,155
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (d)		830,000	617,702
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (d)(f)		483,000	434,792
Class E, 3.6089% 8/14/36 (c)(d)(f)		363,000	306,999
Series 2020-C6 Class E, 2.4% 2/15/53 (d)		348,000	268,754
Series 2020-C7 Class D, 3.6042% 4/15/53 (d)(f)		210,000	189,397
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 4.825% 6/15/38 (d)(f)(g)		597,000	573,940
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		1,536,000	1,648,861
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(f)		399,000	361,542
Class 225E, 3.2943% 12/15/62 (d)(f)		269,000	234,998
Series 2020-B20 Class E, 2% 10/15/53 (d)		588,000	421,074
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)		351,000	306,358
Class E, 3% 5/15/53 (d)(f)		351,000	286,763
Series 2019-B14 Class XA, 0.7822% 12/15/62 (f)(p)		16,852,559	707,777
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (d)(f)		1,113,000	1,058,642
Class D, 2.25% 7/15/53 (d)		777,000	612,082
Series 2020-B21:
Class D, 2% 12/17/53 (d)		446,000	352,576
Class E, 2% 12/17/53 (d)		420,000	299,199
Series 2020-B22 Class E, 2% 1/15/54 (d)		502,000	355,999
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (d)(f)		315,000	287,711
Class D, 3.2931% 9/15/48 (d)(f)		379,000	313,883
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)		789,000	631,212
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (d)(f)		850,000	751,312
Class 300E, 2.9942% 4/15/54 (d)(f)		282,000	236,416
BFLD Trust:
floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 5.041% 10/15/35 (d)(f)(g)		558,000	549,506
floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.241% 11/15/28 (d)(f)(g)		6,971,000	6,918,477
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.129% 8/15/36 (d)(f)(g)		319,900	309,901
BMO Mortgage Trust Series 2022-C1:
Class 360D, 3.947% 2/15/42 (d)(f)		441,000	406,893
Class 360E, 3.947% 2/15/42 (d)(f)		546,000	468,523
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.591% 6/15/35 (d)(f)(g)		168,000	162,188
BX Commercial Mortgage Trust:
floater:
Series 2020-FOX Class G, 1 month U.S. LIBOR + 4.750% 4.941% 11/15/32 (d)(f)(g)		450,900	444,921
Series 2021-CIP Class G, 1 month U.S. LIBOR + 3.960% 4.16% 12/15/38 (d)(f)(g)		4,562,000	4,438,987
Series 2021-FOX Class F, 1 month U.S. LIBOR + 4.250% 4.441% 11/15/32 (d)(f)(g)		283,182	280,345
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 3.2778% 4/15/34 (d)(f)(g)		397,500	379,081
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.8811% 10/15/36 (d)(f)(g)		17,147,000	16,760,623
Class B, 1 month U.S. LIBOR + 0.890% 1.0908% 10/15/36 (d)(f)(g)		2,565,000	2,500,785
Class C, 1 month U.S. LIBOR + 1.090% 1.2906% 10/15/36 (d)(f)(g)		3,433,000	3,329,856
Class D, 1 month U.S. LIBOR + 1.290% 1.4903% 10/15/36 (d)(f)(g)		3,333,000	3,224,531
Class E, 1 month U.S. LIBOR + 1.940% 2.1395% 10/15/36 (d)(f)(g)		11,589,000	11,211,849
Class G, 1 month U.S. LIBOR + 2.940% 3.1381% 10/15/36 (d)(f)(g)		798,000	766,009
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.1433% 5/15/38 (d)(f)(g)		1,980,000	1,930,425
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.0629% 2/15/39 (d)(f)(g)		23,975,000	23,734,991
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 1.3623% 2/15/39 (d)(f)(g)		7,224,000	7,146,178
Class C, CME TERM SOFR 1 MONTH INDEX + 1.560% 1.6117% 2/15/39(d)(f)(g)		7,224,000	7,148,185
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.0108% 2/15/39 (d)(f)(g)		7,224,000	7,146,855
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.067% 11/15/32 (d)(f)(g)		3,068,000	3,028,621
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.191% 11/15/32 (d)(f)(g)		8,604,183	8,550,734
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (d)(f)		2,936,000	2,658,443
Class E, 3.5488% 3/11/44 (d)(f)		1,770,000	1,567,450
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.441% 7/15/34 (d)(f)(g)		646,000	641,975
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.816% 9/15/37 (d)(f)(g)		3,274,122	2,768,285
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 1.991% 11/15/35 (d)(f)(g)		3,875,200	3,860,436
Class H, 1 month U.S. LIBOR + 3.000% 3.191% 11/15/35 (d)(f)(g)		550,900	543,994
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.4276% 10/15/36 (d)(f)(g)		546,000	526,180
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.491% 4/15/34 (d)(f)(g)		6,526,000	6,427,759
Class C, 1 month U.S. LIBOR + 1.600% 1.791% 4/15/34 (d)(f)(g)		4,315,000	4,239,222
Class D, 1 month U.S. LIBOR + 1.900% 2.091% 4/15/34 (d)(f)(g)		4,529,000	4,432,648
Class G, 1 month U.S. LIBOR + 3.600% 3.791% 4/15/34 (d)(f)(g)		861,000	841,560
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.271% 10/15/36 (d)(f)(g)		5,334,600	5,287,521
Class C, 1 month U.S. LIBOR + 1.250% 1.441% 10/15/36 (d)(f)(g)		6,706,500	6,643,289
Class D, 1 month U.S. LIBOR + 1.450% 1.641% 10/15/36 (d)(f)(g)		9,499,600	9,404,334
Class E, 1 month U.S. LIBOR + 1.800% 1.991% 10/15/36 (d)(f)(g)		13,346,700	13,196,802
Class J, 1 month U.S. LIBOR + 2.650% 2.841% 10/15/36 (d)(f)(g)		4,038,350	3,947,234
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.201% 10/15/36 (d)(f)(g)		567,000	547,354
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 3.487% 11/15/38 (d)(f)(g)		672,000	656,569
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 2.7845% 10/15/36 (d)(f)(g)		1,385,000	1,346,860
Class G, 1 month U.S. LIBOR + 3.140% 3.3331% 10/15/36 (d)(f)(g)		1,579,000	1,527,615
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 3.5405% 10/15/26 (d)(f)(g)		1,869,000	1,803,495
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 2.592% 2/15/36 (d)(f)(g)		331,000	318,726
Class FV, 1 month U.S. LIBOR + 2.400% 2.592% 2/15/36 (d)(f)(g)		1,094,000	1,052,178
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.1911% 1/15/34 (d)(f)(g)		2,119,000	2,080,052
Class G, 1 month U.S. LIBOR + 3.900% 4.0911% 1/15/34 (d)(f)(g)		114,000	111,475
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 2.128% 9/15/34 (d)(f)(g)		441,000	422,855
Series 2021-SOAR:
Class G, 2.991% 6/15/38 (d)(f)		315,000	306,135
Class J, 3.941% 6/15/38 (d)(f)		630,000	610,193
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 2.5911% 9/15/36 (d)(f)(g)		230,000	223,090
Class G, 1 month U.S. LIBOR + 2.850% 3.0411% 9/15/36 (d)(f)(g)		1,440,000	1,382,323
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 4.081% 10/15/38 (d)(f)(g)		4,185,000	4,066,923
Series 2022-LBA6:
Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.4492% 1/15/39 (d)(f)(g)		1,160,000	1,136,506
Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 4.200% 4.2992% 1/15/39 (d)(f)(g)		378,000	370,500
Series 2022-LP2 Class G, CME TERM SOFR 1 MONTH INDEX + 4.100% 4.1558% 2/15/39 (d)(f)(g)		1,932,000	1,907,606
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 3.384% 10/15/23 (d)(f)(g)		345,000	330,101
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.191% 4/15/34 (d)(f)(g)		8,333,000	8,239,334
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (d)(f)		84,000	80,993
Class E, 4.0755% 12/9/41 (d)(f)		2,479,000	2,225,748
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (d)(f)		189,000	146,810
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(f)		976,000	871,684
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, 1 month U.S. LIBOR + 2.550% 2.741% 12/15/37 (d)(f)(g)		100,000	98,247
Class G, 1 month U.S. LIBOR + 3.250% 3.441% 12/15/37 (d)(f)(g)		2,992,000	2,924,960
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5544% 2/10/50 (f)		813,000	791,784
Class D, 3.25% 2/10/50 (d)		735,000	577,285
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME TERM SOFR 1 MONTH INDEX + 3.610% 3.4347% 2/15/39 (d)(f)(g)		2,211,000	2,180,504
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)		18,269,660	17,385,771
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1411% 11/15/36 (d)(f)(g)		5,780,000	5,707,555
Class B, 1 month U.S. LIBOR + 1.250% 1.4411% 11/15/36 (d)(f)(g)		1,600,000	1,575,936
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (d)(f)(g)		15,928,734	15,749,756
Class B, 1 month U.S. LIBOR + 1.500% 1.691% 6/15/34 (d)(f)(g)		3,136,109	3,081,048
Class C, 1 month U.S. LIBOR + 1.750% 1.941% 6/15/34 (d)(f)(g)		3,542,146	3,444,424
Class E, 1 month U.S. LIBOR + 2.350% 2.541% 6/15/34 (d)(f)(g)		1,646,979	1,584,790
Class F, 1 month U.S. LIBOR + 2.600% 2.7992% 6/15/34 (d)(f)(g)		2,126,479	2,010,170
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (d)(f)(g)		10,315,766	10,140,346
Class B, 1 month U.S. LIBOR + 1.900% 2.092% 8/15/36 (d)(f)(g)		3,176,106	3,097,327
Class C, 1 month U.S. LIBOR + 2.300% 2.492% 8/15/36 (d)(f)(g)		2,362,345	2,292,131
Class D, 1 month U.S. LIBOR + 3.050% 3.242% 8/15/36 (d)(f)(g)		2,917,846	2,816,888
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (d)(f)		715,000	700,272
Series 2013-GC15 Class D, 5.1749% 9/10/46 (d)(f)		1,200,000	1,171,935
Series 2015-GC29 Class XA, 1.0214% 4/10/48 (f)(p)		18,696,512	498,965
Series 2015-GC33 Class XA, 0.8805% 9/10/58 (f)(p)		30,598,878	820,178
Series 2016-C3 Class D, 3% 11/15/49 (d)		829,000	638,865
Series 2016-P6 Class XA, 0.5702% 12/10/49 (f)(p)		21,873,939	513,718
Series 2019-GC41:
Class D, 3% 8/10/56 (d)		546,000	468,623
Class E, 3% 8/10/56 (d)		462,000	370,517
Series 2019-GC43 Class E, 3% 11/10/52 (d)		651,000	535,172
Series 2020-420K Class E, 3.3118% 11/10/42 (d)(f)		567,000	484,474
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)		673,000	538,105
Class E, 2.6% 2/15/53 (d)		76,000	57,326
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.241% 9/15/33 (d)(f)(g)		267,000	240,931
Class G, 1 month U.S. LIBOR + 5.050% 5.2473% 9/15/33 (d)(f)(g)		300,000	257,787
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)		3,375,249	3,409,940
Series 2013-LC6 Class E, 3.5% 1/10/46 (d)		527,000	448,110
Series 2014-CR18 Class A5, 3.828% 7/15/47		2,605,000	2,682,911
Series 2012-CR1:
Class C, 5.4371% 5/15/45 (f)		426,000	420,224
Class D, 5.4371% 5/15/45 (d)(f)		1,160,000	1,055,135
Class G, 2.462% 5/15/45 (c)(d)		425,000	85,635
Series 2012-LC4 Class C, 5.4309% 12/10/44 (f)		94,000	92,883
Series 2013-CR10 Class D, 4.8998% 8/10/46 (d)(f)		825,000	821,002
Series 2013-CR9 Class C, 4.2791% 7/10/45 (d)(f)		190,538	178,530
Series 2013-LC6 Class D, 4.2881% 1/10/46 (d)(f)		909,000	894,579
Series 2014-CR15 Class D, 4.6897% 2/10/47 (d)(f)		173,000	173,891
Series 2014-CR20 Class XA, 0.9843% 11/10/47 (f)(p)		35,717,423	753,009
Series 2014-LC17 Class XA, 0.7008% 10/10/47 (f)(p)		23,574,365	357,963
Series 2014-UBS2 Class D, 5.0039% 3/10/47 (d)(f)		542,000	528,458
Series 2014-UBS6 Class XA, 0.8554% 12/10/47 (f)(p)		43,310,093	855,690
Series 2015-3BP Class F, 3.2384% 2/10/35 (d)(f)		845,000	806,557
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)		593,000	512,996
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)		202,000	176,896
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.9825% 11/10/49 (f)		352,000	341,409
Class D, 2.7325% 11/10/49 (f)		299,000	231,981
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8305% 8/15/45 (d)(f)		210,000	206,893
Class E, 4.8305% 8/15/45 (d)(f)		1,009,000	901,441
Class F, 4.25% 8/15/45 (d)		1,110,000	884,637
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)		286,000	157,843
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 2.091% 12/15/31 (d)(f)(g)		655,200	628,881
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (d)(f)		651,000	560,874
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.408% 6/15/34 (d)(g)		680,696	661,948
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (c)(d)		31,239	10,906
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.421% 5/15/36 (d)(f)(g)		7,203,000	7,130,719
Class C, 1 month U.S. LIBOR + 1.430% 1.621% 5/15/36 (d)(f)(g)		1,734,000	1,716,602
Class F, 1 month U.S. LIBOR + 2.650% 2.841% 5/15/36 (d)(f)(g)		378,000	371,856
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 6.348% 10/15/37 (d)(f)(g)		588,000	590,754
Series 2021-4SZN Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.960% 4.0665% 11/15/23 (d)(f)(g)		2,667,000	2,647,612
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)		4,014,637	3,918,434
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)		7,384,000	7,425,288
Class B, 4.5349% 4/15/36 (d)		2,263,000	2,250,905
Class C, 4.782% 4/15/36 (d)(f)		1,523,000	1,505,179
Class D, 4.782% 4/15/36 (d)(f)		3,047,000	2,942,286
Series 2019-UVIL Class E, 3.2833% 12/15/41 (d)(f)		525,000	435,472
Series 2021-BRIT Class A, 1 month U.S. LIBOR + 3.450% 3.7092% 5/15/23 (d)(f)(g)		929,160	913,666
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 3.7% 4/15/36 (d)(f)(g)		231,000	225,689
Class G, 1 month U.S. LIBOR + 4.500% 4.7% 4/15/36 (d)(f)(g)		126,000	123,161
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.475% 6/15/50 (d)(f)		701,000	597,330
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (d)(f)		588,000	575,571
Series 2017-CX9 Class D, 4.1409% 9/15/50 (d)(f)		284,000	243,644
Series 2018-CX11 Class C, 4.7848% 4/15/51 (f)		282,000	282,580
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.541% 7/15/32 (d)(f)(g)		732,000	688,080
Series 2017-MOON Class E, 3.1965% 7/10/34 (d)(f)		789,000	784,935
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (d)(f)		255,000	254,778
Class E, 4.9345% 1/10/34 (d)(f)		818,000	809,240
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 2.625% 5/15/35 (d)(f)(g)		652,427	636,971
Series 2018-C1:
Class C, 4.6337% 10/15/51 (f)		189,000	189,365
Class D, 2.8837% 10/15/51 (d)(f)		840,000	725,494
Series 2019-1735 Class F, 4.1946% 4/10/37 (d)(f)		665,000	569,201
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)		212,000	172,153
DBUBS Mortgage Trust:
Series 2011-LC1A Class XB, 0.7346% 11/10/46 (d)(f)(p)		638,522	39
Series 2011-LC3A Class D, 5.3714% 8/10/44 (d)(f)		505,414	491,009
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (d)(f)		250,000	214,998
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4835% 8/10/49 (f)		218,000	205,729
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38 (d)(f)(g)		23,453,000	22,969,216
Class G, 1 month U.S. LIBOR + 3.110% 3.308% 11/15/38 (d)(f)(g)		100,000	97,670
Class J, 1 month U.S. LIBOR + 3.610% 3.8069% 11/15/38 (d)(f)(g)		1,201,000	1,173,280
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (d)(f)(g)		7,521,708	7,449,365
Class B, 1 month U.S. LIBOR + 1.380% 1.572% 7/15/38 (d)(f)(g)		4,283,636	4,232,584
Class C, 1 month U.S. LIBOR + 1.700% 1.892% 7/15/38 (d)(f)(g)		3,157,567	3,119,929
Class D, 1 month U.S. LIBOR + 2.250% 2.442% 7/15/38 (d)(f)(g)		6,414,522	6,330,354
Class E, 1 month U.S. LIBOR + 2.850% 3.042% 7/15/38 (d)(f)(g)		315,061	310,706
Class F, 1 month U.S. LIBOR + 3.700% 3.892% 7/15/38 (d)(f)(g)		696,712	686,247
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.1207% 11/21/35 (d)(f)(g)		234,000	233,636
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)		67,265	67,212
Class X, 0.4716% 8/10/43 (d)(f)(p)		230,719	1,426
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.841% 10/15/36 (d)(f)(g)		602,000	560,588
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.891% 9/15/31 (d)(f)(g)		14,953,273	14,809,025
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.29% 10/15/31 (d)(f)(g)		10,353,000	10,222,965
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.141% 10/15/36 (d)(f)(g)		10,027,000	9,919,914
Class B, 1 month U.S. LIBOR + 1.150% 1.341% 10/15/36 (d)(f)(g)		1,550,000	1,528,831
Class C, 1 month U.S. LIBOR + 1.550% 1.741% 10/15/36 (d)(f)(g)		1,277,000	1,258,627
Series 2011-GC5:
Class C, 5.1577% 8/10/44 (d)(f)		505,077	417,391
Class D, 5.1577% 8/10/44 (d)(f)		342,592	158,449
Class E, 5.1577% 8/10/44 (d)(f)		424,043	38,164
Class F, 4.5% 8/10/44 (c)(d)		733,782	5,326
Series 2012-GC6 Class E, 5% 1/10/45 (d)(f)		34,338	33,909
Series 2012-GC6I Class F, 5% 1/10/45 (c)(f)		244,543	204,603
Series 2012-GCJ7:
Class C, 5.4011% 5/10/45 (f)		562,000	563,574
Class F, 5% 5/10/45 (c)(d)		205,888	61,032
Series 2012-GCJ9:
Class D, 4.7376% 11/10/45 (d)(f)		1,059,000	1,052,760
Class E, 4.7376% 11/10/45 (d)(f)		510,000	458,035
Series 2013-GC10 Class D, 4.4009% 2/10/46 (c)(d)(f)		334,000	319,677
Series 2013-GC12 Class D, 4.4517% 6/10/46 (d)(f)		138,482	135,158
Series 2013-GC16:
Class C, 5.3107% 11/10/46 (f)		241,000	242,344
Class D, 5.3107% 11/10/46 (d)(f)		634,000	633,406
Class F, 3.5% 11/10/46 (d)		536,000	398,742
Series 2014-GC20 Class XA, 0.9874% 4/10/47 (f)(p)		37,710,257	647,900
Series 2015-GC34 Class XA, 1.2199% 10/10/48 (f)(p)		9,475,903	343,108
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)		386,000	338,443
Series 2016-GS4 Class C, 3.9556% 11/10/49 (f)		264,000	251,505
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)		950,000	863,436
Series 2018-GS9 Class D, 3% 3/10/51 (d)		476,000	397,237
Series 2019-GC38 Class D, 3% 2/10/52 (d)		543,000	474,886
Series 2019-GC39 Class D, 3% 5/10/52 (d)		672,000	575,954
Series 2019-GC40:
Class D, 3% 7/10/52 (d)		525,000	450,629
Class DBF, 3.5497% 7/10/52 (d)(f)		619,000	589,545
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)		727,000	611,985
Class E, 2.8% 9/1/52 (d)		609,000	495,238
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)		651,000	655,326
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)		395,000	325,201
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)		525,000	440,270
Class SWD, 3.2185% 12/13/39 (d)(f)		399,000	343,663
Series 2020-GC47 Class D, 3.4549% 5/12/53 (d)(f)		189,000	172,213
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.8617% 11/21/35 (d)(f)(g)		1,725,126	1,724,722
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.1935% 11/5/38 (d)(f)		831,000	808,171
Class F, 4.1935% 11/5/38 (d)(f)		1,113,000	1,034,405
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)		399,000	398,490
Class F, 6.1552% 11/5/35 (d)		846,000	843,916
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)		349,828	334,281
Class F, 4.101% 9/17/39 (d)		87,676	84,452
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (d)(f)		483,000	460,281
Series 2019-55HY Class F, 2.9428% 12/10/41 (d)(f)		378,000	327,704
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.3411% 6/15/34 (d)(f)(g)		235,174	232,475
Class FFL, 1 month U.S. LIBOR + 2.850% 3.0411% 6/15/34 (d)(f)(g)		107,729	106,773
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)		592,000	558,899
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.6539% 4/15/47 (f)(p)		3,589,394	43,157
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)		106,000	89,682
Series 2014-C26 Class D, 3.8769% 1/15/48 (d)(f)		416,000	392,754
Series 2015-C30 Class XA, 0.4945% 7/15/48 (f)(p)		24,515,887	355,186
Series 2015-C32 Class C, 4.6514% 11/15/48 (f)		1,368,000	1,102,773
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3881% 12/15/49 (d)(f)		696,000	580,453
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0705% 12/15/49 (f)		343,000	326,740
Class D, 3.0705% 12/15/49 (d)(f)		681,000	598,536
Series 2017-C7 Class D, 3% 10/15/50 (d)		687,000	578,801
Series 2018-C8 Class D, 3.2179% 6/15/51 (d)(f)		223,000	181,164
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)		315,000	263,810
Class E, 2.5% 11/13/52 (d)		609,000	472,063
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)		399,000	316,177
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 3.191% 6/15/35 (d)(f)(g)		30,400	30,171
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.351% 7/15/36 (d)(f)(g)		567,000	551,227
Class F, 1 month U.S. LIBOR + 3.000% 3.191% 7/15/36 (d)(f)(g)		189,000	183,650
Series 2011-C3:
Class E, 5.5237% 2/15/46 (d)(f)		637,000	229,724
Class G, 4.409% 2/15/46 (d)(f)		202,000	16,328
Class H, 4.409% 2/15/46 (c)(d)(f)		453,000	25,948
Series 2011-C4:
Class D, 5.5266% 7/15/46 (d)(f)		1,134,000	1,137,842
Class E, 5.5266% 7/15/46 (d)(f)		798,000	792,661
Class H, 3.873% 7/15/46 (d)		428,000	398,152
Class NR, 3.873% 7/15/46 (d)		231,000	219,515
Series 2012-CBX:
Class C, 4.7752% 6/15/45 (f)		91,000	88,446
Class D, 4.7752% 6/15/45 (d)(f)		481,000	433,285
Class E, 4.7752% 6/15/45 (d)(f)		625,000	281,250
Class F, 4% 6/15/45 (d)		615,000	126,075
Class G 4% 6/15/45 (d)		674,000	50,941
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)		584,000	566,665
Class D, 4.1642% 4/15/46 (f)		907,000	744,909
Class F, 3.25% 4/15/46 (d)(f)		1,014,000	323,669
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (c)(d)(f)		516,000	33,540
Class E, 3.8046% 6/10/27 (c)(d)(f)		830,000	16,600
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(f)		409,000	400,205
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)		4,763,000	4,863,166
Class CFX, 4.9498% 7/5/33 (d)		1,323,000	1,349,089
Class DFX, 5.3503% 7/5/33 (d)		2,354,000	2,394,306
Class EFX, 5.5422% 7/5/33 (d)		2,783,000	2,801,651
Class XAFX, 1.116% 7/5/33 (d)(f)(p)		19,961,000	254,133
Series 2019-OSB Class E, 3.7828% 6/5/39 (d)(f)		588,000	557,222
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)		401,000	386,278
Class FFX, 4.6254% 1/16/37 (d)		642,000	613,149
Class GFX, 4.6882% 1/16/37 (d)(f)		252,000	235,111
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.191% 5/15/36 (d)(f)(g)		924,000	905,452
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 4.141% 8/15/38 (d)(f)(g)		1,113,000	1,092,375
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (d)(f)		213,000	212,033
Class E, 4.6485% 2/10/36 (d)(f)		523,000	512,268
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (d)(f)(g)		13,521,737	13,250,828
Class B, 1 month U.S. LIBOR + 0.880% 1.071% 3/15/38 (d)(f)(g)		3,263,461	3,185,824
Class C, 1 month U.S. LIBOR + 1.100% 1.291% 3/15/38 (d)(f)(g)		2,053,425	1,996,860
Class D, 1 month U.S. LIBOR + 1.400% 1.591% 3/15/38 (d)(f)(g)		2,855,528	2,766,290
Class E, 1 month U.S. LIBOR + 1.750% 1.941% 3/15/38 (d)(f)(g)		2,494,778	2,419,815
Class G, 1 month U.S. LIBOR + 2.950% 3.141% 3/15/38 (d)(f)(g)		3,679,257	3,577,916
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (d)(f)		455,000	387,836
MED Trust floater Series 2021-MDLN:
Class F, 1 month U.S. LIBOR + 4.000% 4.192% 11/15/38 (d)(f)(g)		1,079,000	1,056,094
Class G, 1 month U.S. LIBOR + 5.250% 5.442% 11/15/38 (d)(f)(g)		3,268,000	3,188,930
Merit floater Series 2021-STOR Class G, 1 month U.S. LIBOR + 2.750% 2.941% 7/15/38 (d)(f)(g)		189,000	183,321
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (d)(f)		399,000	374,930
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 2.792% 4/15/38 (d)(f)(g)		105,000	102,635
Class G, 1 month U.S. LIBOR + 3.200% 3.392% 4/15/38 (d)(f)(g)		2,520,000	2,463,234
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 2.591% 5/15/23 (d)(f)(g)		441,000	425,769
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.950% 4.0567% 1/15/27 (d)(f)(g)		630,000	618,259
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (d)(f)		263,000	233,813
Class E, 3.4767% 2/10/42 (d)(f)		194,000	162,766
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		386,000	358,134
Series 2012-C5 Class E, 4.6261% 8/15/45 (d)(f)		159,000	158,799
Series 2012-C6 Class D, 4.6023% 11/15/45 (d)(f)		811,000	804,331
Series 2012-C6, Class F, 4.6023% 11/15/45 (d)(f)		378,000	326,718
Series 2013-C12 Class D, 4.7625% 10/15/46 (d)(f)		713,000	674,034
Series 2013-C13:
Class D, 4.8967% 11/15/46 (d)(f)		970,000	913,240
Class E, 4.8967% 11/15/46 (d)(f)		435,919	359,544
Series 2013-C7 Class C, 4.097% 2/15/46 (f)		175,000	172,432
Series 2013-C8 Class D, 4.0218% 12/15/48 (d)(f)		273,000	271,786
Series 2013-C9:
Class C, 4.0199% 5/15/46 (f)		502,000	495,249
Class D, 4.1079% 5/15/46 (d)(f)		938,000	875,372
Class E, 4.1079% 5/15/46 (d)(f)		402,000	356,371
Series 2014-C17 Class XA, 1.0582% 8/15/47 (f)(p)		37,043,903	617,859
Series 2015-C25 Class XA, 1.0466% 10/15/48 (f)(p)		15,202,653	434,391
Series 2016-C30:
Class C, 4.1055% 9/15/49 (f)		151,000	143,850
Class D, 3% 9/15/49 (d)		138,000	101,383
Series 2016-C31 Class C, 4.2743% 11/15/49 (f)		343,000	336,550
Series 2016-C32 Class C, 4.2771% 12/15/49 (f)		236,000	217,728
Series 2017-C33 Class D, 3.356% 5/15/50 (d)		520,000	463,182
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (d)(f)(g)		5,100,000	5,044,730
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)		16,898,000	16,939,784
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)		3,604	3,609
Series 2011-C2:
Class D, 5.2113% 6/15/44 (d)(f)		717,181	698,129
Class F, 5.2113% 6/15/44 (c)(d)(f)		407,000	264,550
Class XB, 0.431% 6/15/44 (d)(f)(p)		1,519,492	6,138
Series 2011-C3:
Class C, 5.0856% 7/15/49 (d)(f)		106,775	108,155
Class D, 5.0856% 7/15/49 (d)(f)		1,176,000	1,169,372
Class E, 5.0856% 7/15/49 (c)(d)(f)		666,000	596,794
Class F, 5.0856% 7/15/49 (d)(f)		182,000	130,302
Class G, 5.0856% 7/15/49 (c)(d)(f)		616,400	332,683
Series 2012-C4 Class D, 5.4276% 3/15/45 (d)(f)		231,000	218,674
Series 2014-150E:
Class C, 4.295% 9/9/32 (d)(f)		238,000	235,441
Class F, 4.295% 9/9/32 (d)(f)		401,000	370,273
Series 2015-MS1:
Class C, 4.0312% 5/15/48 (f)		266,000	257,689
Class D, 4.0312% 5/15/48 (d)(f)		751,000	676,013
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)		298,000	235,539
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)		798,000	664,171
Class D, 3.8918% 11/15/49 (f)		343,000	327,264
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.791% 11/15/34 (d)(f)(g)		462,000	455,039
Series 2018-H4 Class A4, 4.31% 12/15/51		4,779,000	5,171,732
Series 2018-MP Class E, 4.276% 7/11/40 (d)(f)		730,000	628,414
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (d)(f)		2,441,000	2,401,456
Class C, 3.1771% 11/10/36 (d)(f)		2,343,000	2,275,469
Series 2020-CNP Class D, 2.4276% 4/5/42 (d)(f)		252,000	204,686
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)		420,000	358,149
Motel 6 Trust floater Series 2021-MTL6:
Class F, 1 month U.S. LIBOR + 3.550% 3.7411% 9/15/38 (d)(f)(g)		397,965	391,486
Class G, 1 month U.S. LIBOR + 4.700% 4.8911% 9/15/38 (d)(f)(g)		272,342	267,211
Class H, 1 month U.S. LIBOR + 6.000% 6.1911% 9/15/38 (d)(f)(g)		148,637	148,126
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (d)		2,730,000	2,503,735
Class J, 4.25% 12/15/36 (d)		1,443,000	1,334,117
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.241% 10/15/37 (d)(f)(g)		485,000	474,068
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(f)		170,000	151,109
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 2.2411% 12/15/33 (d)(f)(g)		415,000	398,548
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (d)(f)		170,000	168,175
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.1911% 11/15/34 (d)(f)(g)		138,000	135,220
Series 2019-10K:
Class E, 4.1346% 5/15/39 (d)(f)		231,000	201,980
Class F, 4.1346% 5/15/39 (d)(f)		768,000	643,021
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (d)(f)		399,000	388,385
Class AMZ3, 3.5% 1/15/37 (d)(f)		189,000	181,383
Class MSK3, 3.25% 12/15/36 (d)(f)		903,000	842,545
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.191% 12/15/35 (d)(f)(g)		775,000	741,859
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 3.537% 10/15/36 (d)(f)(g)		551,000	533,968
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 3.542% 7/15/38 (d)(f)(g)		553,000	539,574
Class NR, 1 month U.S. LIBOR + 6.000% 6.192% 7/15/38 (d)(f)(g)		157,000	153,281
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.9617% 12/15/37 (d)(f)(g)		4,268,000	4,244,644
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5537% 12/15/37 (d)(f)(g)		3,950,953	3,943,525
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)(d)		110,957	127,190
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (d)(f)		747,000	648,959
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (d)(f)		716,000	655,044
Class G, 3.7276% 3/15/37 (d)(f)		198,000	172,597
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (d)		1,651,000	1,275,360
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.45% 1/15/24 (d)(f)(g)		903,000	889,953
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (d)(f)		618,000	520,357
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.05% 2/15/39 (d)(f)(g)		4,281,000	4,260,848
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 2.7% 2/15/39 (d)(f)(g)		2,226,000	2,215,524
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 3.4568% 10/15/38 (d)(f)(g)		840,000	803,542
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (d)(f)(g)		15,989,000	15,668,791
Class B, 1 month U.S. LIBOR + 1.070% 1.2709% 11/15/38 (d)(f)(g)		9,157,000	8,973,598
Class C, 1 month U.S. LIBOR + 1.320% 1.5201% 11/15/38 (d)(f)(g)		5,687,000	5,566,276
Class D, 1 month U.S. LIBOR + 1.570% 1.7693% 11/15/38 (d)(f)(g)		3,737,000	3,657,666
Class G, 1 month U.S. LIBOR + 2.970% 3.1649% 11/15/38 (d)(f)(g)		2,415,000	2,356,308
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 4.1065% 11/15/36 (d)(f)(g)		1,795,000	1,754,630
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 3.094% 11/15/36 (d)(f)(g)		1,281,000	1,249,240
Class F, 1 month U.S. LIBOR + 3.550% 3.742% 11/15/36 (d)(f)(g)		550,000	537,608
Class G, 1 month U.S. LIBOR + 4.200% 4.391% 11/15/36 (d)(f)(g)		294,000	286,889
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/41 (d)		104,000	89,892
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 4.04% 6/15/26 (d)(f)(g)		252,000	244,346
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.8238% 5/10/45 (d)(f)		537,000	502,935
Class E, 5% 5/10/45 (d)(f)		325,000	125,321
Class F, 5% 5/10/45 (d)(f)		418,000	20,954
Series 2017-C7 Class XA, 1.0116% 12/15/50 (f)(p)		29,499,629	1,306,055
Series 2018-C8 Class C, 4.6992% 2/15/51 (f)		189,000	195,551
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(f)		201,000	151,822
Series 2012-WRM Class E, 4.238% 6/10/30 (d)(f)		478,000	265,899
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.6232% 1/10/45 (d)(f)		168,000	166,320
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.191% 7/15/39 (d)(f)(g)		168,000	165,331
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 4.091% 7/15/39 (d)(f)(g)		767,000	754,541
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)		12,891,000	12,016,357
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)		800,000	739,456
Class X, 0.4294% 10/10/42 (d)(f)(p)		19,300,000	617,177
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 4.6367% 1/18/37 (d)(f)(g)		2,478,000	2,425,036
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (d)(f)		471,000	474,657
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.391% 5/15/31 (d)(f)(g)		8,949,000	8,864,972
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 2.691% 2/15/40 (d)(f)(g)		197,258	194,293
Class E, 1 month U.S. LIBOR + 3.650% 3.841% 2/15/40 (d)(f)(g)		140,898	138,781
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)		581,000	492,161
Series 2012-LC5:
Class C, 4.693% 10/15/45 (f)		207,000	208,900
Class D, 4.7434% 10/15/45 (d)(f)		1,280,000	1,282,810
Class E, 4.7434% 10/15/45 (d)(f)		486,918	478,918
Class F, 4.7434% 10/15/45 (d)(f)		147,000	133,310
Series 2015-C31 Class XA, 0.9657% 11/15/48 (f)(p)		12,027,825	355,007
Series 2015-NXS4 Class D, 3.6859% 12/15/48 (f)		483,000	457,360
Series 2016-BNK1:
Class C, 3.071% 8/15/49		254,000	230,111
Class D, 3% 8/15/49 (d)		266,000	180,208
Series 2016-C34 Class XA, 2.0944% 6/15/49 (f)(p)		10,824,463	648,683
Series 2016-LC25 Class C, 4.3404% 12/15/59 (f)		328,000	327,921
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)		733,000	620,405
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)		326,000	290,742
Series 2018-C43 Class C, 4.514% 3/15/51		228,000	221,144
Series 2018-C46 Class XA, 0.9348% 8/15/51 (f)(p)		30,685,148	1,192,989
Series 2018-C48 Class A5, 4.302% 1/15/52		4,229,000	4,587,904
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 4.8877% 6/15/44 (c)(f)		203,000	11,283
Series 2011-C3:
Class D, 5.5133% 3/15/44 (d)(f)		778,684	338,727
Class E, 5% 3/15/44 (c)(d)		409,000	24,540
Class F, 5% 3/15/44 (c)(d)		149,475	15
Series 2011-C4:
Class D, 4.8877% 6/15/44 (d)(f)		258,000	245,557
Class E, 4.8877% 6/15/44 (d)(f)		183,000	140,992
Series 2011-C5:
Class E, 5.5198% 11/15/44 (d)(f)		468,288	467,664
Class F, 5.25% 11/15/44 (d)(f)		733,000	672,942
Class G, 5.25% 11/15/44 (d)(f)		205,000	181,972
Series 2012-C6 Class D, 5.7285% 4/15/45 (d)(f)		366,171	365,573
Series 2012-C7:
Class C, 4.7325% 6/15/45 (f)		677,000	520,478
Class E, 4.7325% 6/15/45 (d)(f)		481,000	70,948
Class F, 4.5% 6/15/45 (d)		230,566	6,844
Class G, 4.5% 6/15/45 (c)(d)		678,513	67
Series 2012-C8:
Class D, 4.8535% 8/15/45 (d)(f)		293,000	291,471
Class E, 4.8535% 8/15/45 (d)(f)		201,000	198,769
Series 2013-C11:
Class D, 4.2386% 3/15/45 (d)(f)		443,749	435,108
Class E, 4.2386% 3/15/45 (c)(d)(f)		976,128	901,033
Series 2013-C13 Class D, 4.1411% 5/15/45 (d)(f)		321,000	311,778
Series 2013-C16 Class D, 5.0008% 9/15/46 (d)(f)		115,000	110,897
Series 2013-UBS1 Class D, 5.0393% 3/15/46 (d)(f)		455,375	461,874
Series 2014-C21 Class XA, 1.0143% 8/15/47 (f)(p)		27,557,871	541,937
Series 2014-C24 Class XA, 0.845% 11/15/47 (f)(p)		10,271,062	196,333
Series 2014-LC14 Class XA, 1.2464% 3/15/47 (f)(p)		16,294,024	309,195
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (d)(f)		198,000	176,053
Class F, 3.5955% 11/10/36 (d)(f)		1,082,000	904,493
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(f)		289,000	246,628
Class PR2, 3.516% 6/5/35 (d)(f)		755,000	592,489
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $767,638,936)			740,880,700

Municipal Securities - 0.6%
California Gen. Oblig.:
Series 2009:		$	$
7.3% 10/1/39		10,015,000	14,843,916
7.35% 11/1/39		960,000	1,429,676
7.55% 4/1/39		6,805,000	10,703,269
Series 2010, 7.625% 3/1/40		3,670,000	5,692,134
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		5,065,000	6,768,004
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		4,477,455	4,597,687
5.1% 6/1/33		22,880,000	25,241,523
Series 2010-1, 6.63% 2/1/35		4,335,000	5,052,785
Series 2010-3:
6.725% 4/1/35		6,465,000	7,645,369
7.35% 7/1/35		2,965,000	3,584,108
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		14,838,000	18,125,755
TOTAL MUNICIPAL SECURITIES
(Cost $93,886,753)			103,684,226

Foreign Government and Government Agency Obligations - 1.3%
Angola Republic:
8.25% 5/9/28 (d)		$550,000	$548,625
9.375% 5/8/48 (d)		125,000	118,125
9.5% 11/12/25 (d)		1,690,000	1,808,300
Arab Republic of Egypt:
3.875% 2/16/26 (d)		895,000	775,294
5.8% 9/30/27 (d)		540,000	476,550
7.0529% 1/15/32 (d)		210,000	170,625
7.5% 1/31/27 (d)		3,773,000	3,622,080
7.6003% 3/1/29 (d)		780,000	700,050
7.903% 2/21/48 (d)		534,000	392,490
8.5% 1/31/47 (d)		904,000	696,080
8.7002% 3/1/49 (d)		470,000	367,775
Argentine Republic:
0.5% 7/9/30 (h)		9,215,675	2,939,800
1% 7/9/29		1,021,922	336,723
1.125% 7/9/35 (h)		2,758,814	817,988
2% 1/9/38 (h)		1,219,773	451,316
Banque Centrale de Tunisie 5.75% 1/30/25 (d)		60,000	43,950
Barbados Government 6.5% 10/1/29 (d)		1,250,000	1,227,578
Belarus Republic 6.875% 2/28/23 (d)		355,000	53,250
Bermuda Government:
2.375% 8/20/30 (d)		80,000	75,040
3.375% 8/20/50 (d)		230,000	211,140
3.717% 1/25/27 (d)		935,000	964,686
4.75% 2/15/29 (d)		520,000	575,023
Brazilian Federative Republic:
2.875% 6/6/25		1,700,000	1,685,550
3.75% 9/12/31		220,000	198,660
3.875% 6/12/30		925,000	861,002
7.125% 1/20/37		840,000	963,533
8.25% 1/20/34		1,526,000	1,902,541
Buenos Aires Province 3.9% 9/1/37 (d)(h)		775,000	327,341
Chilean Republic:
2.45% 1/31/31		1,895,000	1,780,471
2.75% 1/31/27		425,000	424,575
3.5% 1/31/34		280,000	276,360
4% 1/31/52		245,000	239,365
Colombian Republic:
3% 1/30/30		725,000	623,183
3.125% 4/15/31		785,000	665,435
3.25% 4/22/32		870,000	728,190
4.125% 5/15/51		325,000	243,709
5% 6/15/45		1,360,000	1,128,205
6.125% 1/18/41		60,000	57,986
7.375% 9/18/37		205,000	227,204
Costa Rican Republic:
5.625% 4/30/43 (d)		240,000	201,195
6.125% 2/19/31 (d)		300,000	296,963
7% 4/4/44 (d)		75,000	71,873
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		225,000	99,113
7.85% 3/14/29 (d)		605,000	267,826
Dominican Republic:
4.875% 9/23/32 (d)		1,110,000	1,008,574
5.875% 1/30/60 (d)		570,000	479,619
5.95% 1/25/27 (d)		664,000	690,560
6% 7/19/28 (d)		549,000	566,431
6.4% 6/5/49 (d)		230,000	212,146
6.5% 2/15/48 (Reg. S)		300,000	281,588
6.85% 1/27/45 (d)		592,000	578,421
6.875% 1/29/26 (d)		988,000	1,076,920
7.45% 4/30/44 (d)		401,000	420,123
Ecuador Republic:
1% 7/31/35 (d)(h)		1,000,000	705,188
5% 7/31/30 (d)(h)		1,815,000	1,596,406
El Salvador Republic:
6.375% 1/18/27 (d)		105,000	57,343
7.1246% 1/20/50 (d)		405,000	197,640
7.625% 2/1/41 (d)		120,000	60,210
7.75% 1/24/23 (d)		970,000	814,982
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		825,000	770,344
3.125% 4/16/30 (d)		7,115,000	7,417,388
3.125% 9/30/49 (d)		1,335,000	1,258,238
3.875% 4/16/50 (d)		9,890,000	10,582,300
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	175,600
Gabonese Republic 7% 11/24/31 (d)		630,000	570,150
Georgia Republic 2.75% 4/22/26 (d)		690,000	624,450
German Federal Republic:
0% 2/15/31 (Reg. S)	EUR	400,000	447,437
0% 2/15/32 (Reg. S)	EUR	1,370,000	1,519,537
0% 5/15/35 (Reg. S)	EUR	8,975,000	9,762,986
Ghana Republic:
7.75% 4/7/29 (d)		810,000	548,775
8.125% 1/18/26 (d)		110,000	85,250
10.75% 10/14/30 (d)		525,000	509,250
Guatemalan Republic:
4.9% 6/1/30 (d)		60,000	60,255
5.375% 4/24/32 (d)		490,000	504,486
6.125% 6/1/50 (d)		335,000	342,810
Hungarian Republic 2.125% 9/22/31 (d)		285,000	254,306
Indonesian Republic:
3.85% 10/15/30		24,460,000	25,932,186
4.1% 4/24/28		960,000	1,025,280
4.2% 10/15/50		24,000,000	24,572,640
4.35% 1/11/48		655,000	668,991
5.125% 1/15/45 (d)		1,145,000	1,279,663
5.25% 1/17/42 (d)		485,000	543,897
5.95% 1/8/46 (d)		560,000	695,030
6.75% 1/15/44 (d)		380,000	511,617
7.75% 1/17/38 (d)		1,017,000	1,408,736
8.5% 10/12/35 (d)		1,510,000	2,209,602
Islamic Republic of Pakistan:
6% 4/8/26 (d)		955,000	871,543
6.875% 12/5/27 (d)		180,000	166,478
8.25% 4/15/24 (d)		339,000	343,831
Israeli State 3.375% 1/15/50		865,000	844,422
Ivory Coast:
6.125% 6/15/33 (d)		1,380,000	1,328,078
6.375% 3/3/28 (d)		1,580,000	1,616,834
Jamaican Government:
6.75% 4/28/28		275,000	303,067
7.875% 7/28/45		250,000	327,625
Jordanian Kingdom:
4.95% 7/7/25 (d)		830,000	830,000
7.375% 10/10/47 (d)		155,000	140,304
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		990,000	933,075
2.9% 10/22/25 (d)		7,960,000	8,149,050
3.25% 10/22/30 (d)		5,890,000	6,074,063
3.625% 3/4/28 (d)		425,000	448,906
3.75% 1/21/55 (d)		370,000	359,363
4% 4/17/25 (d)		510,000	537,413
4.5% 10/26/46 (d)		590,000	639,413
4.5% 4/22/60 (d)		4,190,000	4,640,425
4.625% 10/4/47 (d)		425,000	466,969
Korean Republic 1% 9/16/30		855,000	774,523
Lebanese Republic:
5.8% 12/31/49 (Reg. S) (e)		1,113,000	130,778
6.375% 12/31/49 (e)		977,000	114,798
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		200,000	60,000
4.375% 3/21/29(Reg. S)		400,000	120,000
5.1% 3/28/35(Reg. S)		600,000	180,000
5.25% 6/23/47(Reg. S)		800,000	240,000
5.625% 4/4/42 (d)		400,000	120,000
Mongolia Government 5.125% 4/7/26 (d)		600,000	594,066
Moroccan Kingdom:
2.375% 12/15/27 (d)		1,280,000	1,172,800
4% 12/15/50 (d)		200,000	157,000
5.5% 12/11/42 (d)		100,000	98,769
Panamanian Republic:
2.252% 9/29/32		580,000	512,503
3.16% 1/23/30		305,000	299,338
3.298% 1/19/33		350,000	333,900
3.87% 7/23/60		500,000	427,438
3.875% 3/17/28		465,000	478,892
4.5% 4/16/50		735,000	714,007
Peoples Republic of China 1.2% 10/21/30 (d)		620,000	579,892
Peruvian Republic:
2.783% 1/23/31		2,735,000	2,592,780
3% 1/15/34		610,000	562,115
3.3% 3/11/41		700,000	623,700
Province of Santa Fe 7% 3/23/23 (d)		1,141,000	1,053,999
Provincia de Cordoba:
5% 12/10/25 (d)(h)		1,645,009	1,227,896
5% 6/1/27 (d)(h)		640,167	408,026
Republic of Armenia 7.15% 3/26/25 (d)		350,000	369,644
Republic of Honduras 5.625% 6/24/30 (d)		165,000	143,323
Republic of Iraq 5.8% 1/15/28 (Reg. S)		408,000	391,119
Republic of Kenya:
6.875% 6/24/24 (d)		780,000	807,300
7% 5/22/27 (d)		685,000	654,175
Republic of Nigeria:
6.125% 9/28/28 (d)		765,000	705,617
6.375% 7/12/23 (d)		235,000	241,463
6.5% 11/28/27 (d)		330,000	313,500
7.143% 2/23/30 (d)		670,000	624,775
7.625% 11/21/25 (d)		2,670,000	2,830,200
Republic of Paraguay:
2.739% 1/29/33 (d)		320,000	279,160
4.95% 4/28/31 (d)		825,000	856,092
5.4% 3/30/50 (d)		560,000	548,380
Republic of Serbia 2.125% 12/1/30 (d)		925,000	764,281
Republic of Uzbekistan:
3.7% 11/25/30 (d)		395,000	339,700
3.9% 10/19/31 (d)		565,000	474,600
4.75% 2/20/24 (d)		315,000	315,000
Romanian Republic:
3% 2/27/27 (d)		652,000	634,885
3% 2/14/31 (d)		922,000	845,935
3.625% 3/27/32 (d)		652,000	614,510
4% 2/14/51 (d)		335,000	283,075
4.375% 8/22/23 (d)		300,000	308,250
Rwanda Republic 5.5% 8/9/31 (d)		835,000	789,753
South African Republic 4.85% 9/30/29		335,000	326,688
State of Qatar:
3.4% 4/16/25 (d)		5,705,000	5,913,233
3.75% 4/16/30 (d)		2,631,000	2,834,903
4% 3/14/29 (d)		775,000	842,813
4.4% 4/16/50 (d)		16,490,000	19,066,563
4.817% 3/14/49 (d)		975,000	1,185,844
5.103% 4/23/48 (d)		670,000	840,013
9.75% 6/15/30 (d)		413,000	620,533
Sultanate of Oman:
4.875% 2/1/25 (d)		265,000	268,313
5.375% 3/8/27 (d)		170,000	171,700
5.625% 1/17/28 (d)		1,335,000	1,355,025
6% 8/1/29 (d)		720,000	736,200
6.25% 1/25/31 (d)		520,000	536,900
6.75% 1/17/48 (d)		1,081,000	1,029,653
Turkish Republic:
4.25% 3/13/25		1,260,000	1,165,343
4.25% 4/14/26		655,000	581,435
4.75% 1/26/26		1,500,000	1,365,000
4.875% 10/9/26		995,000	883,560
4.875% 4/16/43		1,000,000	693,625
5.125% 2/17/28		755,000	657,228
5.75% 3/22/24		380,000	374,609
5.75% 5/11/47		542,000	389,156
6% 1/14/41		240,000	183,795
6.125% 10/24/28		510,000	462,443
6.35% 8/10/24		435,000	430,596
6.375% 10/14/25		1,045,000	1,014,173
7.25% 12/23/23		870,000	885,932
Ukraine Government:
1.258% 5/31/40 (d)(f)		530,000	79,500
6.876% 5/21/29 (d)		245,000	75,950
7.253% 3/15/33 (d)		845,000	270,400
7.375% 9/25/32 (d)		420,000	134,400
7.75% 9/1/22 (d)		955,000	410,650
7.75% 9/1/23 (d)		1,640,000	656,000
7.75% 9/1/24 (d)		1,920,000	614,400
7.75% 9/1/26 (d)		320,000	102,400
7.75% 9/1/27 (d)		170,000	54,400
United Kingdom, Great Britain and Northern Ireland 1.25% 10/22/41 (Reg. S) (j)(t)	GBP	2,975,000	3,729,040
United Mexican States:
2.659% 5/24/31		665,000	609,473
3.25% 4/16/30		895,000	869,493
3.75% 1/11/28		820,000	844,600
4.5% 4/22/29		485,000	514,343
5.75% 10/12/2110		1,220,000	1,244,400
6.05% 1/11/40		980,000	1,116,710
Uruguay Republic 5.1% 6/18/50		980,000	1,166,996
Venezuelan Republic:
9.25% 9/15/27 (e)		4,549,000	250,195
11.95% 8/5/31 (Reg. S) (e)		938,300	51,607
12.75% 8/23/22 (Reg. S) (e)		199,600	10,978
Vietnamese Socialist Republic 5.5% 3/12/28		2,088,100	2,072,178
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $266,330,044)			250,096,328

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $15,286,190)		15,300,000	15,413,097
		Shares	Value

Common Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (u)		149,986	15,928
Media - 0.0%
Altice U.S.A., Inc. Class A (u)		75,200	869,312

TOTAL COMMUNICATION SERVICES			885,240

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment, Inc. (u)		16,200	1,363,878
CEC Entertainment, Inc. (c)(u)		40,185	683,145
			2,047,023
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(u)		295	0

TOTAL CONSUMER DISCRETIONARY			2,047,023

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (c)(u)		55,600	6
Jonah Energy Parent LLC (c)(u)		36,493	2,020,252
			2,020,258
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.		95,031	3,918,128
California Resources Corp. warrants 10/27/24 (u)		3,601	43,932
Chesapeake Energy Corp.		60,952	4,708,542
Chesapeake Energy Corp. (b)		351	27,115
Denbury, Inc. (u)		15,462	1,123,469
EP Energy Corp. (c)(u)		3,729	331,732
Mesquite Energy, Inc. (c)(u)		66,231	3,802,343
			13,955,261

TOTAL ENERGY			15,975,519

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(u)		5,205	247,238
INDUSTRIALS - 0.0%
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(u)		47,366	416,821
TNT Crane & Rigging LLC warrants 10/31/25 (c)(u)		2,081	6,867
			423,688
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
GTT Communications, Inc. rights (c)(u)		163,660	163,660
TOTAL COMMON STOCKS
(Cost $9,026,442)			19,742,368

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		11,325	303,284
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(u)		2,980	819,500
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)		37,320	899,039
Arbor Realty Trust, Inc. Series F, 6.25% (f)(u)		22,800	555,864
Dynex Capital, Inc. Series C 6.90% (f)		11,400	282,286
Franklin BSP Realty Trust, Inc. 7.50%		18,900	437,535
MFA Financial, Inc. Series B, 7.50%		13,700	336,472
			2,511,196
TOTAL FINANCIALS			3,330,696
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
Series B, 7.25%		950	24,491
Series C, 6.50%		14,300	324,896
DiamondRock Hospitality Co. 8.25%		7,100	184,878
Digitalbridge Group, Inc.:
Series H, 7.125%		12,825	318,188
Series I, 7.15%		17,100	424,251
iStar Financial, Inc. Series G, 7.65%		20,300	510,340
National Storage Affiliates Trust Series A, 6.00%		6,925	174,510
Public Storage Series F, 5.15%		21,800	544,564
Rexford Industrial Realty, Inc. Series B, 5.875%		16,525	419,239
Spirit Realty Capital, Inc. Series A, 6.00%		10,200	253,776
UMH Properties, Inc. Series C, 6.75%		8,625	217,091
			3,396,224

TOTAL NONCONVERTIBLE PREFERRED STOCKS			6,726,920

TOTAL PREFERRED STOCKS
(Cost $6,301,250)			7,030,204
		Principal Amount(a)	Value

Bank Loan Obligations - 5.5%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.049% 7/31/25 (f)(g)(v)		4,402,337	4,299,983
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.9266% 1/31/26 (f)(g)(v)		2,760,085	2,710,072
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.5064% 8/14/26 (f)(g)(v)		1,890,991	1,871,060
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (f)(g)(v)		702,770	695,391
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(g)(v)		1,039,330	1,025,040
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (f)(g)(v)		888,936	876,713
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (f)(g)(v)		4,491,063	4,450,373
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 3/1/27 (f)(g)(v)		1,975,108	1,926,441
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4586% 3/15/27 (f)(g)(v)		682,807	664,241
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8737% 4/30/27 (f)(g)(v)		4,308,756	4,179,493
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(g)(v)		3,100,995	2,973,079
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (f)(g)(v)		2,059,000	1,938,034
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (f)(g)(v)		1,733,416	1,727,453
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 3/9/27 (f)(g)(v)		6,836,809	6,678,127
			36,015,500
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7238% 2/10/27 (f)(g)(v)		5,010,075	4,979,814
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (f)(g)(v)		725,813	722,183
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (f)(g)(v)		735,000	732,244
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 9.25% 5/23/24 (f)(g)(v)		321,507	340,798
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (f)(g)(v)		3,028,773	2,337,698
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (f)(g)(v)		489,989	366,821
15.25% 5/23/24 (v)		512,508	604,867
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 3/11/28 (f)(g)(v)		1,554,285	1,536,628
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7731% 1/23/25 (f)(g)(v)		855,215	824,213
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 8/5/28 (f)(g)(v)		872,009	863,289
			13,308,555
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.25% 10/28/27 (f)(g)(v)		2,861,100	2,827,139
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9891% 1/31/26 (f)(g)(v)		1,420,775	1,378,862
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (f)(g)(v)		952,400	950,019
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.96% 2/1/27 (f)(g)(v)		8,636,941	8,502,032
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4411% 1/31/28 (f)(g)(v)		4,180,000	4,090,423
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6911% 4/15/27 (f)(g)(v)		2,572,500	2,493,936
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4411% 1/15/26 (f)(g)(v)		1,419,473	1,375,412
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5% 8/24/26 (f)(g)(v)		8,541,592	3,168,931
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/2/27 (f)(g)(v)		3,093,788	3,083,361
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 12/1/28 (f)(g)(v)		2,265,000	2,249,439
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6091% 11/17/24 (f)(g)(v)		855,669	841,499
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.1063% 12/1/28 (f)(g)(v)		1,045,000	1,036,598
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9411% 9/25/28 (f)(g)(v)		950,000	947,625
MJH Healthcare Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/28/29 (g)(v)(w)		770,000	762,300
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4411% 7/17/25 (f)(g)(v)		2,710,515	2,625,378
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6063% 9/19/26 (f)(g)(v)		3,828,371	3,805,516
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1237% 8/29/25 (f)(g)(v)		235,231	233,349
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (f)(g)(v)		1,217,275	1,208,912
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.61% 9/30/26 (f)(g)(v)		1,295,188	1,237,979
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.75% 8/14/26 (f)(g)(v)		1,636,183	1,628,002
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 3/24/26 (f)(g)(v)		1,340,722	1,330,103
1 month U.S. LIBOR + 3.250% 4% 1/31/29 (f)(g)(v)		2,810,000	2,780,579
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6911% 1/31/28 (f)(g)(v)		2,000,000	1,964,000
			50,521,394
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 4/27/27 (f)(g)(v)		717,226	716,631
Intelsat Jackson Holdings SA 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 2/1/29 (g)(v)(w)		12,699,065	12,504,642
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.96% 4/11/25 (f)(g)(v)		1,094,150	1,077,465
			14,298,738

TOTAL COMMUNICATION SERVICES			114,144,187

CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (f)(g)(v)		1,725,410	1,694,680
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 4/30/26 (f)(g)(v)		1,868,801	1,847,777
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (f)(g)(v)		1,915,650	1,895,689
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(g)(v)		1,193,795	1,107,400
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.7578% 12/17/28 (f)(g)(v)		1,545,000	1,535,591
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 1/24/29 (f)(g)(v)		1,015,000	1,004,850
Rough Country LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 7/28/28 (f)(g)(v)		730,750	726,219
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/29/28 (f)(g)(v)		1,558,225	1,527,590
			11,339,796
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2086% 5/23/27 (f)(g)(v)		687,980	675,080
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (f)(g)(v)		3,211,438	3,157,903
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.25% 2/1/26 (f)(g)(v)		416,939	415,030
			4,248,013
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2086% 6/11/26 (f)(g)(v)		1,504,919	1,487,522
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/12/26 (f)(g)(v)		205,000	202,950
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 1/6/28 (f)(g)(v)		660,012	653,412
			2,343,884
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 8/12/28 (f)(g)(v)		2,495,000	2,467,455
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (f)(g)(v)		3,355,460	3,340,797
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(g)(v)		363,000	358,237
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (f)(g)(v)		2,621,512	2,554,349
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (f)(g)(v)		685,000	678,719
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (f)(g)(v)		1,022,377	995,110
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (f)(g)(v)		1,113,050	1,111,659
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2686% 8/12/28 (f)(g)(v)		1,110,000	1,100,987
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (f)(g)(v)		2,039,750	1,903,352
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (f)(g)(v)		1,270,059	1,263,708
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (f)(g)(v)		6,570,350	6,528,365
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4738% 7/30/25 (f)(g)(v)		602,765	582,675
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5% 5/3/28 (f)(g)(v)		1,169,605	1,156,201
			24,041,614
Hotels, Restaurants & Leisure - 0.6%
19Th Holdings Golf LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 2/7/29 (f)(g)(v)		1,345,000	1,328,188
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 2/1/26 (f)(g)(v)		567,828	561,911
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9586% 2/1/26 (f)(g)(v)		1,111,075	1,079,132
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/17/28 (f)(g)(v)		2,550,812	2,521,044
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 3/11/25 (f)(g)(v)		1,446,000	1,416,473
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 1/15/27 (f)(g)(v)		1,314,825	1,285,794
Aristocrat International Pty Ltd. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.004% 10/19/24 (f)(g)(v)		2,225,169	2,193,193
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (f)(g)(v)		3,310,000	3,285,175
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3697% 9/15/23 (f)(g)(v)		1,392,119	1,388,472
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (f)(g)(v)		454,225	452,331
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 11/19/26 (f)(g)(v)		1,715,000	1,681,129
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 12/22/24 (f)(g)(v)		9,766,111	9,656,243
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7086% 7/20/25 (f)(g)(v)		6,438,500	6,403,603
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 10/18/28 (f)(g)(v)		2,160,000	2,133,000
3 month U.S. LIBOR + 3.000% 3.75% 6/30/25 (f)(g)(v)		1,877,984	1,851,692
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.21% 3/17/28 (f)(g)(v)		992,500	978,853
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (f)(g)(v)		6,225,000	6,123,844
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (f)(g)(v)		4,490,000	4,445,100
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (f)(g)(v)		455,000	401,938
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (f)(g)(v)		1,978,123	1,873,045
Excel Fitness Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 10/7/25 (f)(g)(v)		1,251,807	1,235,120
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/27/29 (f)(g)(v)		13,423,261	13,351,581
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 11/22/28 (f)(g)(v)		570,000	563,303
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.105% 11/30/23 (f)(g)(v)		2,798,295	2,775,797
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (f)(g)(v)		3,970,819	3,952,196
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 3/16/27 (f)(g)(v)		1,094,500	1,085,613
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/18/28 (f)(g)(v)		703,238	698,406
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (f)(g)(v)		3,850,350	3,820,086
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9369% 6/21/26 (f)(g)(v)		1,646,634	1,620,222
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (f)(g)(v)		952,613	947,259
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5625% 5/12/28 (f)(g)(v)		1,890,500	1,874,752
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 8/31/25 (f)(g)(v)		1,050,985	1,029,703
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9% 6/23/26 (f)(g)(v)		925,350	953,111
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7086% 5/29/26 (f)(g)(v)		1,484,314	1,468,075
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (f)(g)(v)		766,521	759,431
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.355% 3/1/26 (f)(g)(v)		1,843,084	1,814,516
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (f)(g)(v)		159,324	155,898
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7179% 5/10/26 (f)(g)(v)		451,779	430,694
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.11% 5/11/24 (f)(g)(v)		309,404	303,120
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 8/14/24 (f)(g)(v)		2,171,053	2,155,053
Scientific Games Holdings LP term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/4/29 (g)(v)(w)		1,955,000	1,941,159
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/25/28 (f)(g)(v)		1,097,250	1,080,561
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.4738% 7/16/26 (f)(g)(v)		3,665,564	3,624,729
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (f)(g)(v)		4,241,963	4,180,794
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.75% 2/28/25 (f)(g)(v)		1,922,701	1,972,364
3 month U.S. LIBOR + 6.750% 6.9738% 5/30/26 (f)(g)(v)		2,162,073	1,767,495
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 12/30/26 (f)(g)(v)		2,512,079	2,409,510
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7238% 12/30/27 (f)(g)(v)		300,000	288,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (c)(f)(g)(v)		439,438	435,043
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 7/21/28 (f)(g)(v)		3,715,000	3,665,330
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 5/30/25 (f)(g)(v)		1,020,241	1,007,702
			114,427,533
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 9/24/28 (f)(g)(v)		1,326,675	1,312,997
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 7/30/28 (f)(g)(v)		1,022,000	1,015,326
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 7/30/28 (g)(v)(w)		73,000	72,523
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 10/20/28 (f)(g)(v)		930,000	902,100
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 6/29/28 (f)(g)(v)		687,300	672,406
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/29/28 (f)(g)(v)(x)		90,625	88,661
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (f)(g)(v)		1,155,766	1,121,093
			5,185,106
Internet & Direct Marketing Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (f)(g)(v)		25,354,181	25,202,056
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/8/27 (f)(g)(v)		1,736,875	1,726,506
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 10/19/27 (f)(g)(v)		3,950,000	3,882,653
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7086% 11/8/24 (f)(g)(v)		3,425,082	3,376,378
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7086% 12/17/26 (f)(g)(v)		6,324,407	6,238,331
			40,425,924
Leisure Products - 0.1%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.7086% 1/4/26 (f)(g)(v)		732,550	730,946
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 5/28/28 (f)(g)(v)		1,353,200	1,338,545
Lids Holdings, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.5% 12/14/26 (c)(f)(g)(v)		1,600,000	1,568,000
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.7086% 12/21/25 (f)(g)(v)		972,500	930,760
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.2768% 5/12/28 (f)(g)(v)		1,773,000	1,758,958
			6,327,209
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (f)(g)(v)		1,757,284	1,752,891
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 5.2922% 11/22/23 (c)(f)(g)(v)		102,175	101,664
			1,854,555
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/6/27 (f)(g)(v)		1,581,797	1,576,355
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 4/8/28 (f)(g)(v)		706,450	702,388
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 7/24/28 (f)(g)(v)		917,700	889,784
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (c)(f)(g)(v)		460,000	455,400
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (f)(g)(v)		2,002,469	1,924,873
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/7/28 (f)(g)(v)		880,575	829,061
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (f)(g)(v)		830,000	815,998
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (f)(g)(v)		3,579,955	3,321,411
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (f)(g)(v)		1,116,563	1,107,775
RH Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 10/20/28 (f)(g)(v)		1,700,738	1,680,805
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/14/28 (f)(g)(v)		1,457,675	1,435,810
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/2/28 (f)(g)(v)		982,538	967,799
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (f)(g)(v)		1,126,488	1,115,223
			16,822,682
Textiles, Apparel & Luxury Goods - 0.1%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/7/27 (f)(g)(v)		821,716	815,208
Crocs, Inc. Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.4484% 2/17/29 (f)(g)(v)		4,705,000	4,646,188
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/25/25 (f)(g)(v)		1,338,113	1,327,248
			6,788,644

TOTAL CONSUMER DISCRETIONARY			233,804,960

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 1/20/29 (f)(g)(v)		2,467,636	2,444,515
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 6.5% 1/20/30 (f)(g)(v)		700,000	702,191
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 1/20/29 (f)(g)(v)		142,364	141,030
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (f)(g)(v)		2,656,651	2,588,747
			5,876,483
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.855% 10/1/26 (f)(g)(v)		98,000	88,690
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9586% 10/1/25 (f)(g)(v)		280,330	243,974
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1237% 2/3/24 (f)(g)(v)		1,033,692	1,030,249
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4586% 1/29/27 (f)(g)(v)		1,684,350	1,647,951
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 10/22/25 (f)(g)(v)		381,552	377,737
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (f)(g)(v)		2,538,284	2,212,546
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (f)(g)(v)		2,210,597	2,131,148
			7,732,295
Food Products - 0.1%
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (f)(g)(v)		880,649	877,717
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (f)(g)(v)		1,736,000	1,727,320
Del Monte Foods, Inc. term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 2/15/29 (g)(v)(w)		2,615,000	2,589,948
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.105% 5/1/26 (f)(g)(v)		4,236,332	4,203,501
			9,398,486
Household Products - 0.0%
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 9/29/28 (f)(g)(v)		1,545,000	1,522,227
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (f)(g)(v)		1,232,550	1,220,742
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (f)(g)(v)		2,209,238	2,037,713
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/12/28 (f)(g)(v)		937,913	933,223
			5,713,905
Personal Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/17/28 (f)(g)(v)		1,985,025	1,961,860
Knowlton Development Corp., Inc. term loan 3 month U.S. LIBOR + 3.750% 3.855% 12/21/25 (f)(g)(v)		947,673	940,091
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1911% 6/15/25 (f)(g)(v)		1,095,700	656,872
			3,558,823

TOTAL CONSUMER STAPLES			32,279,992

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9586% 11/3/25 (f)(g)(v)		1,237,689	1,232,787
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1617% 5/21/25 (f)(g)(v)		1,092,593	1,076,477
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (f)(g)(v)		1,086,875	1,095,483
			3,404,747
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (f)(g)(v)		1,595,990	1,589,015
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(g)(v)		2,048,241	2,042,383
BCP Renaissance Parent LLC term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.5% 10/31/26 (f)(g)(v)		1,300,278	1,292,151
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (c)(f)(g)(v)		945,250	940,524
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(v)		835,763	822,599
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(g)(v)		3,653,732	3,633,637
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (f)(g)(v)		8,596,800	8,543,070
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.355% 3/30/25 (f)(g)(v)		1,341,180	1,305,786
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (f)(g)(v)		2,313,154	2,287,779
3 month U.S. LIBOR + 4.250% 4.75% 3/10/26 (f)(g)(v)		1,139,316	1,132,195
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (f)(g)(v)		2,151,730	2,128,126
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.18% 3/1/26 (f)(g)(v)		1,374,534	1,132,616
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5% 9/29/28 (f)(g)(v)		2,014,950	2,002,981
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.355% 7/18/25 (f)(g)(v)		2,986,452	2,907,311
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 7/30/28 (f)(g)(v)		798,000	785,783
Limetree Bay Terminals LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (f)(g)(v)		360,526	303,430
Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (f)(g)(v)		2,308,309	1,942,742
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(v)		1,224,553	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(v)		528,000	0
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (f)(g)(v)		1,099,688	1,054,523
			35,846,651

TOTAL ENERGY			39,251,398

FINANCIALS - 0.5%
Banks - 0.0%
Novae LLC term loan:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 12/22/28 (g)(v)(x)		223,333	221,100
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.75% 12/22/28 (f)(g)(v)		781,667	773,850
			994,950
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 2/13/27 (f)(g)(v)		1,080,826	1,063,262
3 month U.S. LIBOR + 3.500% 3.605% 2/13/27 (f)(g)(v)		1,136,800	1,119,271
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 1/27/27 (f)(g)(v)		668,325	657,465
Citadel Securities LP term loan 3 month U.S. LIBOR + 2.500% 2.605% 2/27/28 (f)(g)(v)		2,878,250	2,848,431
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 9/21/28 (f)(g)(v)		866,000	855,175
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (f)(g)(v)		1,040,627	1,034,685
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.5% 8/3/25 (f)(g)(v)		1,080,454	1,069,650
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4884% 3/1/25 (f)(g)(v)		1,867,650	1,852,242
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (f)(g)(v)		1,052,363	1,044,207
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 5/30/25 (f)(g)(v)		606,723	601,796
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 12/1/28 (f)(g)(v)		675,000	672,260
			12,818,444
Consumer Finance - 0.0%
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 6/10/28 (f)(g)(v)		319,198	296,755
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 17% 9/16/25 (c)(f)(v)		602,191	617,245
Agellan Portfolio 9% 8/7/25 (c)(f)(v)		239,000	244,378
Asp Resins Merger Sub, Inc. term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.000% 2/9/30 (c)(g)(v)(w)		675,000	656,438
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7086% 6/27/25 (f)(g)(v)		796,405	785,852
Fleetcor Technologies Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 4/30/28 (f)(g)(v)		643,385	631,457
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 6/24/28 (f)(g)(v)		746,601	737,671
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2086% 7/3/24 (f)(g)(v)		1,132,847	1,117,395
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (f)(g)(v)		1,059,320	1,051,375
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/1/27 (c)(f)(g)(v)		1,225,738	1,213,480
Lhs Borrower LLC term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 0% 2/2/29 (f)(v)		1,750,000	1,728,125
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.0992% 1/9/24 (c)(f)(g)(v)		3,800,000	3,800,000
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 6.75% 11/5/29 (f)(g)(v)		795,000	786,716
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 3.855% 11/8/26 (f)(g)(v)		570,000	563,707
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (f)(g)(v)		258,235	255,975
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 2/11/27 (f)(g)(v)		2,418,338	2,402,208
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.450% 4.6151% 1/21/27 (c)(f)(g)(v)		3,800,000	3,800,000
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 11/16/26 (f)(g)(v)		1,559,324	1,533,735
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (f)(g)(v)		1,249,726	1,231,505
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (c)(f)(g)(v)		3,069,200	3,069,200
Wh Borrower LLC term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6% 2/9/27 (f)(v)		1,885,000	1,837,875
			28,064,337
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (f)(g)(v)		960,000	949,805
3 month U.S. LIBOR + 3.500% 3.7238% 2/13/27 (f)(g)(v)		5,460,150	5,366,890
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.355% 5/10/25 (f)(g)(v)		1,892,271	1,869,563
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 5/9/25 (f)(g)(v)		731,250	721,978
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (f)(g)(v)		1,870,313	1,852,395
AmeriLife Holdings LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1063% 3/18/27 (f)(g)(v)		1,048,630	1,038,144
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (f)(g)(v)		385,125	380,311
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (f)(g)(v)		2,911,852	2,863,166
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.120% 3.3336% 11/3/23 (f)(g)(v)		1,311,057	1,300,949
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 11/3/24 (f)(g)(v)		2,607,806	2,570,332
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.4586% 1/31/28 (f)(g)(v)		3,855,000	3,805,849
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 5.4586% 1/20/29 (f)(g)(v)		1,925,000	1,900,938
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 12/23/26 (f)(g)(v)		6,694,519	6,571,072
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 7/31/27 (f)(g)(v)		2,054,475	2,014,680
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (f)(g)(v)		2,393,286	2,374,188
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.02% 4/25/25 (f)(g)(v)		7,696,238	7,597,264
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (f)(g)(v)		2,128,063	2,110,102
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4738% 12/2/26 (f)(g)(v)		735,012	726,560
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2238% 5/16/24 (f)(g)(v)		4,014,382	3,975,483
			49,989,669
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH + 2.250% 2.75% 12/16/28 (f)(g)(v)		675,000	669,938

TOTAL FINANCIALS			92,834,093

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/6/27 (f)(g)(v)		2,061,907	2,039,824
ICU Medical, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.500% 3% 1/6/29 (f)(g)(v)		1,215,000	1,207,406
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (f)(g)(v)		1,786,025	1,773,755
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.1367% 10/19/27 (f)(g)(v)		2,017,333	2,000,953
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/21/28 (f)(g)(v)		5,240,000	5,185,137
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.113% 6/30/25 (f)(g)(v)		2,087,732	2,075,122
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/30/27 (f)(g)(v)		1,260,475	1,252,282
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9586% 3/31/27 (f)(g)(v)		1,572,714	1,557,773
			17,092,252
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.1596% 2/2/29 (f)(g)(v)		665,000	660,292
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/23/28 (f)(g)(v)		768,075	763,036
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (f)(g)(v)		3,715,869	3,694,986
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 8/12/26 (f)(g)(v)		181,404	179,381
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/1/28 (f)(g)(v)		1,230,000	1,216,359
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(g)(v)		12,314,583	12,242,789
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 3/15/28 (f)(g)(v)		1,419,275	1,398,582
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 7/1/28 (f)(g)(v)		5,237,829	5,174,242
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/14/28 (f)(g)(v)		750,000	742,500
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.355% 8/31/26 (f)(g)(v)		1,307,221	1,296,018
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.4586% 8/30/27 (f)(g)(v)		485,000	483,991
National Mentor Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/2/28 (f)(g)(v)		588,593	576,003
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (f)(g)(v)		3,630,000	3,598,238
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 4.5071% 6/20/26 (f)(g)(v)		1,343,250	1,328,138
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4002% 7/9/25 (f)(g)(v)		1,410,000	1,384,451
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7538% 4/23/28 (f)(g)(v)		771,125	763,830
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (f)(g)(v)		1,029,159	1,018,867
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8% 10/1/29 (f)(g)(v)		285,000	281,794
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 10/1/28 (f)(g)(v)		2,304,225	2,274,570
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 5.75% 12/15/27 (f)(g)(v)		967,688	960,836
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (f)(g)(v)		4,541,835	4,354,484
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.355% 11/20/26 (f)(g)(v)		1,751,822	1,738,683
			46,132,070
Health Care Technology - 0.1%
Athenahealth, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 1/27/29 (f)(g)(v)		7,541,739	7,464,436
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/27/29 (g)(v)(x)		1,278,261	1,265,159
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7985% 7/25/26 (f)(g)(v)		1,414,059	1,388,719
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 12/1/27 (f)(g)(v)		1,588,000	1,577,742
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (f)(g)(v)		794,000	779,113
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (f)(g)(v)		937,650	922,807
Zelis Payments Buyer, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 3.6063% 9/30/26 (f)(g)(v)		398,660	393,178
3 month U.S. LIBOR + 3.500% 3.6063% 9/30/26 (f)(g)(v)		1,524,129	1,504,559
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 9/30/26 (g)(v)(x)		72,667	71,667
			15,367,380
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 7/1/28 (f)(g)(v)		1,305,008	1,289,166
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8563% 8/1/27 (f)(g)(v)		5,076,053	4,958,695
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (f)(g)(v)		4,581,975	4,561,356
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (f)(g)(v)		4,348,392	4,325,302
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 11/27/25 (f)(g)(v)		1,660,737	1,635,826
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.105% 6/1/25 (f)(g)(v)		1,326,231	1,312,147
			16,793,326

TOTAL HEALTH CARE			96,674,194

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (f)(g)(v)		958,530	949,741
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.46% 6/19/26 (f)(g)(v)		186,563	181,199
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4586% 5/30/25 (f)(g)(v)		730,894	717,614
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4586% 12/9/25 (f)(g)(v)		7,624,785	7,488,454
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4586% 8/22/24 (f)(g)(v)		1,387,621	1,365,391
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (f)(g)(v)		1,841,921	1,768,815
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (f)(g)(v)		181,000	177,210
			12,648,424
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/8/26 (f)(g)(v)		1,030,964	998,035
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/4/26 (f)(g)(v)		554,282	536,578
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/23/28 (f)(g)(v)		925,000	915,056
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 12/23/22 (c)(f)(g)(v)		2,105,000	2,112,894
			4,562,563
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/20/28 (f)(g)(v)		3,220,000	3,273,677
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (f)(g)(v)		1,405,000	1,394,968
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (f)(g)(v)		3,065,000	3,197,960
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(g)(v)		2,750,000	2,871,688
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (f)(g)(v)		4,947,613	4,914,612
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/11/26 (f)(g)(v)		1,243,235	1,208,276
			16,861,181
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (f)(g)(v)		3,441,553	3,264,313
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 2.9586% 12/18/28 (f)(g)(v)		2,600,000	2,582,814
3 month U.S. LIBOR + 2.500% 2.605% 10/1/26 (f)(g)(v)		1,255,000	1,240,568
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 12/22/28 (f)(g)(v)		729,143	722,457
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/14/28 (g)(v)(x)		150,857	149,474
Griffon Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.750% 3.2669% 1/24/29 (f)(g)(v)		2,095,000	2,078,764
Hunter Douglas, Inc. term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/9/29 (g)(v)(w)		6,360,000	6,260,657
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 2/28/27 (f)(g)(v)		1,660,425	1,635,054
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/15/28 (f)(g)(v)		725,000	717,750
Standard Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 9/22/28 (f)(g)(v)		998,790	994,505
			19,646,356
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.5% 12/20/29 (f)(g)(v)		880,000	881,100
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (g)(v)(w)		567,761	562,084
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (g)(v)(w)		3,619,478	3,583,283
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (g)(v)(w)		567,761	562,084
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (f)(g)(v)		1,819,125	1,764,551
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 11/16/28 (g)(v)(w)		600,000	594,750
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (f)(g)(v)		1,155,000	1,140,077
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (f)(g)(v)		2,309,213	2,276,121
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0008% 7/9/28 (f)(g)(v)		1,531,163	1,519,434
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (f)(g)(v)		1,536,166	1,443,228
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (f)(g)(v)		6,399,392	6,102,396
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/17/28 (f)(g)(v)		1,273,600	1,264,048
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.2086% 10/8/28 (f)(g)(v)		515,000	513,069
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4738% 5/13/27 (f)(g)(v)		145,375	144,684
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (f)(g)(v)		902,926	895,405
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (f)(g)(v)		1,469,895	1,456,240
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (f)(g)(v)		110,105	109,082
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4738% 7/12/28 (f)(g)(v)		681,514	671,857
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.049% 8/1/26 (f)(g)(v)		2,049,966	2,039,716
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.105% 3/29/25 (f)(g)(v)		2,057,937	2,032,645
Harland Clarke Holdings Corp. 1LN, term loan 1 month U.S. LIBOR + 7.750% 8.75% 6/16/26 (f)(g)(v)		1,144,639	1,016,439
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 3.9586% 3/5/28 (f)(g)(v)		1,141,389	1,123,983
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (f)(g)(v)		909,281	883,712
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (f)(g)(v)		2,636,750	2,591,846
Maverick Purchaser Sub LLC:
term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 2/7/29 (f)(g)(v)		2,040,000	2,023,435
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6739% 1/23/27 (f)(g)(v)		2,167,000	2,146,240
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 10% 1/31/28 (f)(g)(v)		1,180,000	1,174,100
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2086% 9/20/26 (f)(g)(v)		1,640,147	1,630,405
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.2086% 8/4/28 (f)(g)(v)		3,062,325	3,010,020
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5% 3/6/25 (f)(g)(v)		1,203,950	1,159,235
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/8/28 (f)(g)(v)		1,025,000	1,016,677
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(g)(v)		1,899,231	1,870,743
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 8/29/25 (f)(g)(v)		844,870	802,229
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.75% 8/15/25 (f)(g)(v)		1,427,798	1,409,950
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (f)(g)(v)		616,894	568,622
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.75% 4/1/28 (f)(g)(v)		601,975	595,955
			52,579,445
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1367% 1/24/27 (f)(g)(v)		1,090,028	1,073,950
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (f)(g)(v)		500,000	530,000
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.11% 1/21/28 (f)(g)(v)		1,198,630	1,186,308
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2086% 1/23/27 (f)(g)(v)		1,952,169	1,943,638
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2687% 6/4/28 (f)(g)(v)		4,343,175	4,287,800
Traverse Midstream Partners Ll Tranche B, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.25% 9/27/24 (f)(g)(v)		892,669	888,652
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (f)(g)(v)		1,341,638	1,320,252
			11,230,600
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (f)(g)(v)		533,711	528,107
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (f)(g)(v)		1,874,739	1,825,527
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8569% 3/2/27 (f)(g)(v)		3,111,993	3,006,963
			5,360,597
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (g)(v)(w)		1,585,000	1,560,036
Columbus McKinnon Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/14/28 (f)(g)(v)		623,606	618,149
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3563% 11/15/26 (f)(g)(v)		127,677	127,038
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6063% 11/15/25 (f)(g)(v)		878,759	865,947
Doosan Bobcat Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.4738% 5/18/24 (f)(g)(v)		1,042,125	1,031,704
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (c)(f)(g)(v)		388,215	372,686
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/31/27 (f)(g)(v)		1,002,376	994,497
			5,570,057
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (f)(g)(v)		1,560,993	1,542,698
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7086% 2/7/26 (f)(g)(v)		2,367,473	2,351,043
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/30/28 (f)(g)(v)		1,007,475	999,002
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 6/2/28 (f)(g)(v)		3,366,563	3,320,272
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/16/28 (f)(g)(v)		635,000	628,174
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/19/28 (f)(g)(v)		1,865,325	1,843,016
Vaco Holdings LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.75% 1/21/29 (f)(g)(v)		775,000	769,188
			11,453,393
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2238% 12/30/26 (f)(g)(v)		1,965,000	1,935,073
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.605% 4/4/25 (f)(g)(v)		3,958,974	3,918,157
3 month U.S. LIBOR + 3.500% 3.605% 2/25/27 (f)(g)(v)		1,916,225	1,895,741
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8581% 2/23/25 (f)(g)(v)		1,000,000	984,630
			8,733,601
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.355% 5/19/28 (f)(g)(v)		999,975	988,035
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.15% 8/9/25 (f)(g)(v)		793,653	773,518
			1,761,553
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/6/28 (f)(g)(v)		1,456,350	1,443,607
ASP LS Acquisition Corp.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 5/7/29 (f)(g)(v)		295,000	293,894
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (f)(g)(v)		1,271,813	1,267,043
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.75% 10/25/28 (c)(f)(g)(v)		780,000	776,100
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (f)(g)(v)		1,566,691	1,543,676
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (f)(g)(v)		578,309	569,813
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/22/28 (f)(g)(v)		1,590,000	1,576,088
			7,470,221

TOTAL INDUSTRIALS			157,877,991

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 8/10/25 (f)(g)(v)		2,921,126	2,512,782
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 4/4/26 (f)(g)(v)		4,646,716	4,527,667
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 9/25/26 (f)(g)(v)		4,675,000	4,619,975
			11,660,424
Electronic Equipment & Components - 0.1%
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (f)(g)(v)		315,000	314,213
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/31/28 (f)(g)(v)		1,378,121	1,365,029
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (f)(g)(v)		1,312,391	1,299,267
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2086% 8/10/27 (f)(g)(v)		1,846,875	1,817,731
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 2/15/24 (f)(g)(v)		1,898,151	1,872,051
II-VI, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 12/8/28 (g)(v)(w)		2,595,000	2,567,441
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6063% 9/28/24 (f)(g)(v)		1,230,526	1,226,686
			10,462,418
IT Services - 0.2%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(g)(v)		2,057,292	2,043,158
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 9/7/28 (f)(g)(v)		780,000	777,075
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (f)(g)(v)		2,050,771	2,014,637
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (f)(g)(v)		3,712,500	3,688,146
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 10/31/26 (f)(g)(v)		2,201,756	2,178,637
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 3/23/28 (f)(g)(v)		915,400	906,823
Condor Merger Sub, Inc. term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 2/2/29 (g)(v)(w)		2,550,000	2,511,750
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (f)(g)(v)		6,139,144	5,138,463
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/19/28 (f)(g)(v)		1,080,506	1,075,104
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9738% 3/26/28 (f)(g)(v)		4,154,125	4,130,779
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (f)(g)(v)		1,291,108	1,285,995
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (f)(g)(v)		8,364,362	8,312,085
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (f)(g)(v)		243,566	239,974
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (f)(g)(v)		388,259	382,532
Tempo Acquisition LLC:
1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/31/28 (f)(g)(v)		2,548,125	2,519,459
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 5/1/24 (f)(g)(v)		240,745	239,843
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2086% 8/27/25 (f)(g)(v)		3,079,825	3,067,321
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 1/13/29 (f)(g)(v)		2,000,000	1,981,260
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4586% 4/1/28 (f)(g)(v)		893,250	879,012
			43,372,053
Semiconductors & Semiconductor Equipment - 0.0%
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (f)(g)(v)		743,692	740,903
MKS Instruments, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 10/22/28 (g)(v)(w)		3,825,000	3,779,597
			4,520,500
Software - 0.5%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (f)(g)(v)		1,174,961	1,166,148
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.5% 9/19/24 (f)(g)(v)		500,000	496,625
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 8/15/25 (f)(g)(v)		4,240,694	4,207,575
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4586% 4/23/26 (f)(g)(v)		1,140,151	1,129,228
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (f)(g)(v)		160,000	159,400
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (f)(g)(v)		3,690,000	3,638,672
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 11/24/26 (f)(g)(v)		2,095,000	2,083,876
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.7086% 4/30/25 (f)(g)(v)		2,299,836	2,263,912
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 9/30/28 (f)(g)(v)		2,385,000	2,362,438
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9586% 11/29/24 (f)(g)(v)		395,848	395,602
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2086% 10/16/26 (f)(g)(v)		4,333,841	4,310,958
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.2086% 2/19/29 (f)(g)(v)		835,000	831,660
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.355% 8/23/25 (f)(g)(v)		738,996	733,224
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (f)(g)(v)		2,009,563	1,988,563
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(g)(v)		697,000	690,978
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (f)(g)(v)		2,167,378	2,134,087
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (f)(g)(v)		731,231	725,520
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (f)(g)(v)		937,913	930,297
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (f)(g)(v)		1,648,350	1,644,823
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7% 7/10/25 (f)(g)(v)		126,720	127,037
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (f)(g)(v)		2,264,893	2,252,867
MA FinanceCo. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (f)(g)(v)		842,188	832,359
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6% 9/29/24 (f)(g)(v)		3,100,679	3,092,431
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (f)(g)(v)		3,569,066	3,540,799
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.4586% 2/23/29 (f)(g)(v)		280,000	278,163
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7086% 9/15/24 (f)(g)(v)		695,396	685,835
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 12/10/28 (f)(g)(v)		610,000	605,425
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.11% 9/4/26 (f)(g)(v)		100,000	98,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 9/5/25 (f)(g)(v)		725,172	717,318
NortonLifeLock, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 0% 1/28/29 (f)(u)(v)		4,600,000	4,540,568
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (f)(g)(v)		4,633,388	4,601,278
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7086% 5/30/26 (f)(g)(v)		1,730,671	1,707,186
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 8/31/28 (f)(g)(v)		4,505,000	4,450,399
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (f)(g)(v)		4,961,244	4,803,972
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (f)(g)(v)		2,548,613	2,518,513
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (f)(g)(v)		1,615,950	1,600,809
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 5/31/25 (f)(g)(v)		1,628,146	1,602,568
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/7/27 (f)(g)(v)		3,163,110	3,130,150
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 4/16/25 (f)(g)(v)		1,284,590	1,261,955
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 4/16/25 (f)(g)(v)		1,042,721	1,024,348
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 4/16/25 (f)(g)(v)		3,841,990	3,775,716
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 1/31/27 (f)(g)(v)		665,216	658,923
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9586% 5/4/26 (f)(g)(v)		2,907,638	2,884,145
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (f)(g)(v)		5,728,475	5,685,511
2LN, term loan 1 month U.S. LIBOR + 5.250% 5.75% 5/3/27 (f)(g)(v)		2,665,000	2,651,249
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 2/28/27 (f)(g)(v)		2,028,863	2,006,038
			93,027,398
Technology Hardware, Storage & Peripherals - 0.0%
Seattle Spinco, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/14/27 (f)(g)(v)		3,500,000	3,447,500
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 6/21/24 (f)(g)(v)		5,479,473	5,308,240
			8,755,740

TOTAL INFORMATION TECHNOLOGY			171,798,533

MATERIALS - 0.3%
Chemicals - 0.2%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (f)(g)(v)		1,007,866	988,132
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 7.5% 9/22/29 (f)(g)(v)		345,000	336,375
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (g)(v)(x)		147,134	144,253
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (f)(g)(v)		290,000	288,550
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/24/27 (f)(g)(v)		1,730,239	1,717,262
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(g)(v)		350,823	349,069
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(g)(v)		245,452	244,225
Bakelite U.S. Holding Ltd. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 2/2/29 (g)(v)(w)		890,000	883,325
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (c)(f)(g)(v)		3,254,000	3,188,920
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.964% 5/7/25 (f)(g)(v)		1,751,028	1,654,721
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.105% 1/31/26 (f)(g)(v)		727,627	725,938
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/3/28 (f)(g)(v)		1,119,375	1,111,327
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (f)(g)(v)		3,626,775	3,583,725
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.5% 1/3/29 (f)(g)(v)		770,000	765,188
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 6.5% 12/1/26 (c)(f)(g)(v)		605,000	586,850
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7238% 3/1/26 (f)(g)(v)		1,528,526	1,510,535
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (f)(g)(v)		3,375,000	3,326,063
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 3.375% 10/11/24 (f)(g)(v)		1,016,130	1,003,937
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1872% 10/1/25 (f)(g)(v)		4,176,343	4,121,006
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.96% 4/3/25 (f)(g)(v)		1,904,681	1,865,406
			28,394,807
Construction Materials - 0.0%
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.6041% 3/27/28 (f)(g)(v)		2,137,174	2,122,214
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.25% 10/19/27 (f)(g)(v)		1,634,313	1,617,201
			3,739,415
Containers & Packaging - 0.1%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (f)(g)(v)		2,255,462	2,217,412
Berlin Packaging, LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 3/11/28 (f)(g)(v)		1,571,063	1,559,280
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8757% 7/1/26 (f)(g)(v)		2,530,575	2,484,721
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3563% 4/3/24 (f)(g)(v)		346,218	339,996
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9586% 12/21/26 (f)(g)(v)		2,038,688	2,023,397
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 12/1/27 (f)(g)(v)		2,081,487	2,070,331
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.2144% 6/29/25 (f)(g)(v)		4,481,912	4,455,917
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (f)(g)(v)		2,000,069	1,991,729
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (f)(g)(v)		2,557,185	2,529,132
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/9/26 (f)(g)(v)		1,076,863	1,006,866
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (f)(g)(v)		1,236,716	1,226,154
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26 (f)(g)(v)		748,125	744,384
3 month U.S. LIBOR + 4.000% 4.2086% 7/31/26 (f)(g)(v)		735,000	730,406
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (f)(g)(v)		569,482	565,923
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 1/30/27 (f)(g)(v)		2,260,881	2,225,701
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/24/28 (f)(g)(v)		1,546,125	1,525,933
			27,697,282
Metals & Mining - 0.0%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5625% 5/26/28 (f)(g)(v)		1,016,425	1,008,487
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/1/28 (f)(g)(v)		995,000	965,777
			1,974,264
Paper & Forest Products - 0.0%
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/1/28 (f)(g)(v)		623,434	592,262
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (f)(g)(v)		845,750	833,064
			1,425,326

TOTAL MATERIALS			63,231,094

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 8/21/25 (f)(g)(v)		4,413,228	4,370,949
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(g)(v)		1,901,265	1,580,236
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(g)(v)		107,234	89,128
			6,040,313
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (f)(g)(v)		5,807,098	5,712,733
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 12/15/27 (f)(g)(v)		992,159	987,734
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (f)(g)(v)		681,268	647,204
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(g)(v)		4,274,279	4,187,725
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9411% 12/31/25 (f)(g)(v)		2,774,747	2,722,443
			14,257,839
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/27/28 (c)(f)(g)(v)		908,500	894,873
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 3/25/28 (f)(g)(v)		746,250	737,482
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (f)(g)(v)		970,000	953,025
			2,585,380

TOTAL UTILITIES			16,843,219

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,034,436,395)			1,024,779,974

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (f)		5,039,000	5,165,734
KeyBank NA 6.95% 2/1/28		718,000	867,582
Regions Bank 6.45% 6/26/37		8,935,000	11,684,730
TOTAL BANK NOTES
(Cost $16,001,339)			17,718,046
		Shares	Value

Fixed-Income Funds - 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (l)
(Cost $18,029,002)		208,600	17,453,562
		Principal Amount	Value

Preferred Securities - 0.8%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(i)		1,000,000	952,984
Telefonica Europe BV:
2.625% (Reg. S) (f)(i)	EUR	2,400,000	2,759,491
3.875% (Reg. S) (f)(i)	EUR	1,900,000	2,155,910
			5,868,385
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.375% (Reg. S) (f)(i)	EUR	200,000	232,735
3.875% (Reg. S) (f)(i)	EUR	7,300,000	8,392,177
4.625% (Reg. S) (f)(i)	EUR	5,150,000	6,342,270
			14,967,182
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		2,406,000	2,423,592
Danone SA 1.75% (Reg. S) (f)(i)	EUR	2,300,000	2,616,357
			5,039,949
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (f)(i)	EUR	7,800,000	7,960,909

TOTAL CONSUMER STAPLES			13,000,858

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(f)(i)		910,000	185,930
FINANCIALS - 0.3%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(i)	EUR	1,780,000	2,098,554
Alfa Bond Issuance PLC 6.95% (Reg. S) (f)(i)		200,000	41,132
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(i)	EUR	1,800,000	2,085,749
Banco Do Brasil SA 6.25% (d)(f)(i)		805,000	797,777
Banco Mercantil del Norte SA:
6.75% (d)(f)(i)		505,000	503,580
6.875% (d)(f)(i)		1,365,000	1,363,038
7.625% (d)(f)(i)		352,000	347,226
Bank of Nova Scotia:
4.65% (f)(i)		2,677,000	2,608,428
4.9% (f)(i)		1,100,000	1,130,931
Barclays Bank PLC 7.625% 11/21/22		3,345,000	3,537,928
Barclays PLC:
5.875% (Reg. S) (f)(i)	GBP	1,000,000	1,349,526
7.125% (f)(i)	GBP	250,000	352,927
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		485,000	466,249
5.35% 11/12/29 (d)(f)		265,000	267,331
BNP Paribas SA 6.625% (Reg. S) (f)(i)		2,230,000	2,371,304
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(i)		730,000	770,998
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(i)		200,000	213,851
HSBC Holdings PLC 6.375% (f)(i)		3,050,000	3,223,142
Itau Unibanco Holding SA 6.125% (d)(f)(i)		1,140,000	1,139,060
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5344% (f)(g)(i)		340,000	338,928
3 month U.S. LIBOR + 3.470% 3.769% (f)(g)(i)		345,000	344,322
Lloyds Banking Group PLC 5.125% (f)(i)	GBP	220,000	291,325
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(i)		650,000	650,121
NBK Tier 1 Ltd. 3.625% (d)(f)(i)		340,000	325,933
Societe Generale 7.875% (Reg. S) (f)(i)		900,000	958,089
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)(g)(i)	EUR	1,545,650	2,107,738
Tinkoff Credit Systems 6% (d)(f)(i)		390,000	121,615
			29,806,802
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (f)(i)		7,755,000	8,247,996
UBS Group AG 7% (Reg. S) (f)(i)		644,000	685,485
			8,933,481
Insurance - 0.1%
Aviva PLC 6.125% (f)(i)	GBP	3,170,000	4,401,244
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(i)		3,194,000	3,253,053
5.875% (d)(f)(i)		2,110,000	2,213,263
			9,867,560

TOTAL FINANCIALS			48,607,843

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	8,200,000	9,013,905
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(i)		815,000	858,865
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (f)(i)	GBP	760,000	994,917
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		3,500,000	3,527,151

TOTAL INDUSTRIALS			5,380,933

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(f)(i)		350,000	336,367
5.65% (d)(f)(i)		380,000	389,935
			726,302
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(i)		855,000	837,587
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 3.375% (Reg. S) (f)(i)	EUR	4,100,000	4,516,849
AT Securities BV 5.25% (Reg. S) (f)(i)		5,250,000	5,411,991
Citycon Oyj 4.496% (Reg. S) (f)(i)	EUR	1,250,000	1,283,007
CPI Property Group SA 3.75% (Reg. S) (f)(i)	EUR	3,400,000	3,239,629
Grand City Properties SA 1.5% (Reg. S) (f)(i)	EUR	5,300,000	5,297,900
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(i)	EUR	5,790,000	6,081,376
3.625% (Reg. S) (f)(i)	EUR	310,000	320,960
MAF Global Securities Ltd. 5.5% (Reg. S) (f)(i)		795,000	808,088
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(i)	EUR	2,605,000	2,574,310
			29,534,110
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.25% (Reg. S) (f)(i)		9,240,000	9,246,892
Enel SpA 2.5% (Reg. S) (f)(i)	EUR	3,760,000	4,304,733
SSE PLC 3.74% (Reg. S) (f)(i)	GBP	1,650,000	2,197,741
			15,749,366
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (Reg. S) (f)(i)	EUR	3,500,000	3,632,410

TOTAL UTILITIES			19,381,776

TOTAL PREFERRED SECURITIES
(Cost $157,978,503)			147,504,811
		Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund 0.07% (y)		758,308,246	758,459,908
Fidelity Securities Lending Cash Central Fund 0.07% (y)(z)		140,963,054	140,977,150
TOTAL MONEY MARKET FUNDS
(Cost $899,434,861)			899,437,058
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 3.75% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 36 Index expiring December 2022, paying 5% quarterly.	5/18/22	EUR 29,500,000	$561,348
TOTAL PURCHASED SWAPTIONS
(Cost $622,117)			561,348
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $19,585,479,422)			19,357,146,744
NET OTHER ASSETS (LIABILITIES) - (4.4)%			(818,607,389)
NET ASSETS - 100%			$18,538,539,355

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 3/1/52	$(3,800,000)	$(3,714,263)
2.5% 3/1/52	(7,200,000)	(7,194,812)
3% 3/1/52	(6,500,000)	(6,606,513)
3% 3/1/52	(6,500,000)	(6,606,513)
3.5% 3/1/52	(4,000,000)	(4,127,399)
3.5% 3/1/52	(4,600,000)	(4,746,509)

TOTAL GINNIE MAE		(32,996,009)

Uniform Mortgage Backed Securities
1.5% 3/1/37	(5,200,000)	(5,060,250)
1.5% 3/1/37	(5,250,000)	(5,108,906)
1.5% 3/1/37	(5,200,000)	(5,060,250)
1.5% 3/1/37	(4,200,000)	(4,087,125)
2% 3/1/37	(13,400,000)	(13,297,407)
2% 3/1/52	(18,650,000)	(17,879,451)
2% 3/1/52	(1,100,000)	(1,054,552)
2% 3/1/52	(13,750,000)	(13,181,901)
2% 3/1/52	(11,600,000)	(11,120,731)
2% 3/1/52	(1,550,000)	(1,485,960)
2% 3/1/52	(3,550,000)	(3,403,327)
2.5% 3/1/52	(17,000,000)	(16,768,902)
2.5% 3/1/52	(21,650,000)	(21,355,690)
3% 3/1/52	(4,225,000)	(4,266,263)
3% 3/1/52	(4,225,000)	(4,266,263)
3% 3/1/52	(8,450,000)	(8,532,526)
3% 3/1/52	(6,350,000)	(6,412,017)
3% 3/1/52	(10,250,000)	(10,350,106)
3% 3/1/52	(3,300,000)	(3,332,229)
3% 3/1/52	(2,700,000)	(2,726,369)
3% 3/1/52	(2,950,000)	(2,978,811)
3.5% 3/1/52	(16,700,000)	(17,200,997)
3.5% 3/1/52	(8,150,000)	(8,394,498)
3.5% 3/1/52	(6,300,000)	(6,488,998)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(193,813,529)

TOTAL TBA SALE COMMITMENTS
(Proceeds $226,311,160)		$(226,809,538)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	29	March 2022	$2,833,569	$(104,197)	$(104,197)
Eurex Euro-Bund Contracts (Germany)	80	March 2022	14,983,488	(603,500)	(603,500)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	53	March 2022	11,753,324	(1,049,720)	(1,049,720)
TME 10 Year Canadian Note Contracts (Canada)	155	June 2022	16,713,097	51,129	51,129
TOTAL BOND INDEX CONTRACTS					(1,706,288)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	225	June 2022	48,425,977	137,908	137,908
CBOT 5-Year U.S. Treasury Note Contracts (United States)	316	June 2022	37,376,875	229,748	229,748
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	177	June 2022	25,015,078	246,727	246,727
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	146	June 2022	27,146,875	279,130	279,130
TOTAL TREASURY CONTRACTS					893,513

TOTAL PURCHASED					(812,775)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	79	March 2022	11,679,994	196,658	196,658
ICE Long Gilt Contracts (United Kingdom)	79	June 2022	13,043,834	4,131	4,131
TOTAL BOND INDEX CONTRACTS					200,789
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	36	June 2022	4,587,750	(25,937)	(25,937)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	134	June 2022	15,849,688	(101,545)	(101,545)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	416	June 2022	65,182,000	(857,239)	(857,239)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	11	June 2022	2,045,313	(20,907)	(20,907)
TOTAL TREASURY CONTRACTS					(1,005,628)

TOTAL SOLD					(804,839)

TOTAL FUTURES CONTRACTS					$(1,617,614)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	67,055	GBP	50,000	State Street Bank And Trust Co	3/1/22	$(20)
USD	56,165	EUR	50,000	BNP Paribas	3/2/22	103
EUR	4,467,000	USD	5,031,405	BNP Paribas	5/12/22	(8,902)
EUR	426,000	USD	483,923	Bank Of America NA	5/12/22	(4,947)
GBP	512,000	USD	687,053	Goldman Sachs Bank USA	5/12/22	(160)
GBP	220,000	USD	294,970	State Street Bank And Trust Co	5/12/22	180
USD	193,193	AUD	270,000	HSBC Bank USA	5/12/22	(3,115)
USD	392,112	CAD	500,000	Royal Bank Of Canada	5/12/22	(2,429)
USD	479,834	EUR	425,000	BNP Paribas	5/12/22	1,982
USD	339,574	EUR	298,000	Citibank NA	5/12/22	4,515
USD	214,415,298	EUR	188,276,000	JPMorgan Chase Bank, N.A.	5/12/22	2,725,815
USD	206,420	EUR	182,000	JPMorgan Chase Bank, N.A.	5/12/22	1,787
USD	807,401	EUR	723,000	JPMorgan Chase Bank, N.A.	5/12/22	(5,509)
USD	182,010	GBP	134,000	Bank Of America NA	5/12/22	2,237
USD	94,936,602	GBP	70,168,000	Goldman Sachs Bank USA	5/12/22	800,083
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$3,511,620
					Unrealized Appreciation	3,536,702
					Unrealized Depreciation	(25,082)

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Barclays PLC	Jun. 2027	BNP Paribas SA	(1%)	Quarterly	EUR 3,300,000	$(40,949)	$69,398	$28,449
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	44,490,000	67,660	(590)	67,070
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,140,000	3,255	(16,051)	(12,796)
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,850,000	20,293	17,427	37,720
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	360,000	1,897	2,088	3,985
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	1,420,000	7,485	(1,770)	5,715
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	440,000	2,319	2,294	4,613
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	480,000	2,530	2,611	5,141
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,500,000	13,577	(13,681)	(104)
Daimler AG	Dec. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 4,100,000	(80,831)	103,832	23,001
Intesa Sanpaolo SpA	Dec. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 4,100,000	(32,220)	101,480	69,260
Shell International Finance BV	Dec. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 4,100,000	(131,655)	144,129	12,474

TOTAL CREDIT DEFAULT SWAPS						$(166,639)	$411,167	$244,528

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2024	$8,544,000	$(97,242)	$0	$(97,242)
1%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2027	14,657,000	(282,257)	0	(282,257)
1.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2032	220,000	(6,730)	0	(6,730)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2052	856,000	(55,524)	0	(55,524)

TOTAL INTEREST RATE SWAPS							$(441,753)	$0	$(441,753)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound sterling

USD – U.S. dollar

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,219,411 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,621,037,910 or 19.5% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,427,098.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $5,328,422.

 (l) Security or a portion of the security is on loan at period end.

 (m) A portion of the security sold on a delayed delivery basis.

 (n) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $503,342.

 (o) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (p) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (q) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (r) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (s) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (t) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $585,391.

 (u) Non-income producing

 (v) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (w) The coupon rate will be determined upon settlement of the loan after period end.

 (x) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,962,877 and $1,934,714, respectively.

 (y) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (z) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$3,324
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	$521,057
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 1/18/22	$899,094

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$1,204,129,367	$3,578,426,889	$4,024,096,348	$363,042	$--	$--	$758,459,908	1.4%
Fidelity Securities Lending Cash Central Fund 0.07%	--	2,803,131,097	2,662,153,947	195,118	--	--	140,977,150	0.4%
Total	$1,204,129,367	$6,381,557,986	$6,686,250,295	$558,160	$--	$--	$899,437,058

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$885,240	$869,312	$15,928	$--
Consumer Discretionary	2,047,023	1,363,878	--	683,145
Energy	15,975,519	9,821,186	--	6,154,333
Financials	3,577,934	2,511,196	--	1,066,738
Industrials	423,688	--	--	423,688
Information Technology	163,660	--	--	163,660
Real Estate	3,699,508	3,396,224	303,284	--
Corporate Bonds	5,892,776,221	--	5,885,103,183	7,673,038
U.S. Government and Government Agency Obligations	6,943,018,490	--	6,943,018,490	--
U.S. Government Agency - Mortgage Securities	2,142,424,511	--	2,142,424,511	--
Asset-Backed Securities	977,671,637	--	977,665,567	6,070
Collateralized Mortgage Obligations	156,954,163	--	156,953,862	301
Commercial Mortgage Securities	740,880,700	--	737,394,436	3,486,264
Municipal Securities	103,684,226	--	103,684,226	--
Foreign Government and Government Agency Obligations	250,096,328	--	250,096,328	--
Supranational Obligations	15,413,097	--	15,413,097	--
Bank Loan Obligations	1,024,779,974	--	999,946,279	24,833,695
Bank Notes	17,718,046	--	17,718,046	--
Fixed-Income Funds	17,453,562	17,453,562	--	--
Preferred Securities	147,504,811	--	147,504,811	--
Money Market Funds	899,437,058	899,437,058	--	--
Purchased Swaptions	561,348	--	561,348	--
Total Investments in Securities:	$19,357,146,744	$934,852,416	$18,377,803,396	$44,490,932
Derivative Instruments:
Assets
Futures Contracts	$1,145,431	$1,145,431	$--	$--
Forward Foreign Currency Contracts	3,536,702	--	3,536,702	--
Swaps	119,016	--	119,016	--
Total Assets	$4,801,149	$1,145,431	$3,655,718	$--
Liabilities
Futures Contracts	$(2,763,045)	$(2,763,045)	$--	$--
Forward Foreign Currency Contracts	(25,082)	--	(25,082)	--
Swaps	(727,408)	--	(727,408)	--
Total Liabilities	$(3,515,535)	$(2,763,045)	$(752,490)	$--
Total Derivative Instruments:	$1,285,614	$(1,617,614)	$2,903,228	$--
Other Financial Instruments:
TBA Sale Commitments	$(226,809,538)	$--	$(226,809,538)	$--
Total Other Financial Instruments:	$(226,809,538)	$--	$(226,809,538)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	561,348	0
Swaps(b)	$119,016	$(285,655)
Total Credit Risk	680,364	(285,655)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	3,536,702	(25,082)
Total Foreign Exchange Risk	3,536,702	(25,082)
Interest Rate Risk
Futures Contracts(d)	1,145,431	(2,763,045)
Swaps(b)	0	(441,753)
Total Interest Rate Risk	1,145,431	(3,204,798)
Total Value of Derivatives	$5,362,497	$(3,515,535)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.8%
Cayman Islands	4.4%
United Kingdom	2.4%
Mexico	1.5%
Others (Individually Less Than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $139,527,536) — See accompanying schedule: Unaffiliated issuers (cost $18,686,044,561)	$18,457,709,686
Fidelity Central Funds (cost $899,434,861)	899,437,058
Total Investment in Securities (cost $19,585,479,422)		$19,357,146,744
Foreign currency held at value (cost $1,470,906)		1,470,325
Receivable for investments sold
Regular delivery		20,881,262
Delayed delivery		22,387,135
Receivable for TBA sale commitments		226,311,160
Unrealized appreciation on forward foreign currency contracts		3,536,702
Receivable for fund shares sold		100,000,000
Dividends receivable		21,550
Interest receivable		103,686,952
Distributions receivable from Fidelity Central Funds		85,625
Receivable for daily variation margin on centrally cleared OTC swaps		163,942
Bi-lateral OTC swaps, at value		119,016
Prepaid expenses		11,338
Other receivables		337,197
Total assets		19,836,158,948
Liabilities
Payable to custodian bank	$2,926,914
Payable for investments purchased
Regular delivery	137,008,056
Delayed delivery	784,401,307
TBA sale commitments, at value	226,809,538
Unrealized depreciation on forward foreign currency contracts	25,082
Payable for swaps	13,681
Distributions payable	2,998
Bi-lateral OTC swaps, at value	285,655
Accrued management fee	4,534,590
Payable for daily variation margin on futures contracts	314,952
Other payables and accrued expenses	319,670
Collateral on securities loaned	140,977,150
Total liabilities		1,297,619,593
Net Assets		$18,538,539,355
Net Assets consist of:
Paid in capital		$18,688,297,858
Total accumulated earnings (loss)		(149,758,503)
Net Assets		$18,538,539,355
Net Asset Value, offering price and redemption price per share ($18,538,539,355 ÷ 1,835,974,488 shares)		$10.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$3,150,588
Interest		240,233,371
Income from Fidelity Central Funds (including $195,118 from security lending)		558,160
Total income		243,942,119
Expenses
Management fee	$27,177,393
Custodian fees and expenses	9,371
Independent trustees' fees and expenses	30,368
Registration fees	(30,353)
Audit	67,811
Legal	44,483
Miscellaneous	38,329
Total expenses before reductions	27,337,402
Expense reductions	(153,537)
Total expenses after reductions		27,183,865
Net investment income (loss)		216,758,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,318,779
Forward foreign currency contracts	13,679,705
Foreign currency transactions	(254,247)
Futures contracts	2,045,595
Swaps	(506,808)
Written options	(31,000)
Total net realized gain (loss)		122,252,024
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,006,847,722)
Forward foreign currency contracts	1,302,833
Assets and liabilities in foreign currencies	(48,191)
Futures contracts	(1,448,548)
Swaps	202,629
Written options	42,604
TBA sale commitments	32,909
Total change in net unrealized appreciation (depreciation)		(1,006,763,486)
Net gain (loss)		(884,511,462)
Net increase (decrease) in net assets resulting from operations		$(667,753,208)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$216,758,254	$443,627,448
Net realized gain (loss)	122,252,024	70,075,449
Change in net unrealized appreciation (depreciation)	(1,006,763,486)	(33,346,388)
Net increase (decrease) in net assets resulting from operations	(667,753,208)	480,356,509
Distributions to shareholders	(351,454,548)	(960,206,237)
Share transactions
Proceeds from sales of shares	1,375,089,731	1,625,034,189
Reinvestment of distributions	351,454,548	960,203,260
Cost of shares redeemed	(75,008,403)	(410,911,619)
Net increase (decrease) in net assets resulting from share transactions	1,651,535,876	2,174,325,830
Total increase (decrease) in net assets	632,328,120	1,694,476,102
Net Assets
Beginning of period	17,906,211,235	16,211,735,133
End of period	$18,538,539,355	$17,906,211,235
Other Information
Shares
Sold	131,748,191	153,061,180
Issued in reinvestment of distributions	33,691,857	90,392,609
Redeemed	(7,332,203)	(38,499,819)
Net increase (decrease)	158,107,845	204,953,970

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Total Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$11.01	$10.76	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.123	.283	.328	.317
Net realized and unrealized gain (loss)	(.493)	.011	.414	.734
Total from investment operations	(.370)	.294	.742	1.051
Distributions from net investment income	(.130)	(.263)	(.317)	(.289)
Distributions from net realized gain	(.070)	(.371)	(.175)	(.002)
Total distributions	(.200)	(.634)	(.492)	(.291)
Net asset value, end of period	$10.10	$10.67	$11.01	$10.76
Total ReturnD,E	(3.51)%	2.81%	7.16%	10.67%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.30%H	.30%	.31%	.42%H
Expenses net of fee waivers, if any	.30%H	.30%	.31%	.36%H
Expenses net of all reductions	.30%H	.30%	.31%	.36%H
Net investment income (loss)	2.38%H	2.66%	3.08%	3.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$18,538,539	$17,906,211	$16,211,735	$14,123,236
Portfolio turnover rateI	117%H	180%	214%	209%H,J

 A For the period October 25, 2018 (commencement of operations) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity SAI Total Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, market discount, certain conversion ratio and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$362,692,548
Gross unrealized depreciation	(550,519,963)
Net unrealized appreciation (depreciation)	$(187,827,415)
Tax cost	$19,546,614,315

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(367,134)	$ 690,358
Swaps	(276,223)	943,541
Total Credit Risk	(643,357)	1,633,899
Foreign Exchange Risk
Forward Foreign Currency Contracts	13,679,705	1,302,833
Total Foreign Exchange Risk	13,679,705	1,302,833
Interest Rate Risk
Futures Contracts	2,045,595	(1,448,548)
Swaps	(230,585)	(740,912)
Written Options	(31,000)	42,604
Total Interest Rate Risk	1,784,010	(2,146,856)
Totals	$14,820,358	$789,876

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Total Bond Fund	5,944,522,559	5,903,190,350

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Total Bond Fund	$83

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Total Bond Fund	7,495	–	–

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Total Bond Fund	$14,219

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Total Bond Fund	$21,126	$7,583	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,628.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $151,909.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Core Income Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Total Bond Fund	33%	67%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity SAI Total Bond Fund	.30%
Actual		$1,000.00	$964.90	$1.46
Hypothetical-C		$1,000.00	$1,023.31	$1.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

STB-SANN-0422
1.9887628.103

Fidelity® Series Bond Index Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	69.3%
AAA	3.5%
AA	2.5%
A	12.7%
BBB	11.6%
BB and Below	0.5%
Short-Term Investments and Net Other Assets*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	25.9%
U.S. Government and U.S. Government Agency Obligations	69.3%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	0.8%
Municipal Bonds	0.6%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 7.1%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.25% 2/1/32	$3,000,000	$2,768,615
2.75% 6/1/31	3,000,000	2,919,653
2.95% 7/15/26	1,425,000	1,442,682
3.3% 2/1/52	3,550,000	3,152,604
3.5% 6/1/41	1,500,000	1,426,258
3.5% 9/15/53	5,620,000	5,138,906
3.55% 6/1/24	535,000	550,008
3.55% 9/15/55	15,121,000	13,711,492
3.6% 7/15/25	1,130,000	1,171,897
3.65% 6/1/51	1,950,000	1,839,565
3.65% 9/15/59	8,327,000	7,553,997
3.8% 2/15/27	1,604,000	1,691,379
3.85% 6/1/60	2,670,000	2,485,859
4.125% 2/17/26	70,000	74,563
4.3% 2/15/30	18,240,000	19,857,163
4.35% 3/1/29	3,665,000	3,983,474
4.35% 6/15/45	1,141,000	1,182,502
4.5% 3/9/48	1,460,000	1,563,510
4.65% 6/1/44	1,403,000	1,483,549
5.45% 3/1/47	1,500,000	1,790,839
Bell Canada 4.464% 4/1/48	2,540,000	2,773,879
British Telecommunications PLC 9.625% 12/15/30 (a)	3,618,000	5,101,828
Deutsche Telekom International Financial BV 8.75% 6/15/30 (a)	4,399,000	6,088,644
Orange SA 5.5% 2/6/44	535,000	664,966
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	2,388,000	2,523,391
4.665% 3/6/38	1,050,000	1,087,903
5.213% 3/8/47	3,871,000	4,208,117
5.52% 3/1/49	600,000	681,150
7.045% 6/20/36	1,564,000	2,031,929
Telefonica Europe BV 8.25% 9/15/30	1,000,000	1,348,729
Verizon Communications, Inc.:
1.5% 9/18/30	3,600,000	3,179,745
1.68% 10/30/30	2,598,000	2,333,721
2.355% 3/15/32 (b)	7,035,000	6,568,872
2.55% 3/21/31	4,000,000	3,839,633
2.987% 10/30/56	15,553,000	13,260,945
3.15% 3/22/30	6,172,000	6,192,380
3.55% 3/22/51	11,000,000	10,653,323
3.7% 3/22/61	1,140,000	1,086,593
4.016% 12/3/29	5,000,000	5,365,777
4.125% 3/16/27	1,247,000	1,324,530
4.272% 1/15/36	4,327,000	4,714,492
4.4% 11/1/34	673,000	741,949
4.75% 11/1/41	178,000	199,271
5.012% 4/15/49	205,000	247,890
5.012% 8/21/54	2,238,000	2,667,668
5.5% 3/16/47	572,000	720,430
		165,396,270
Entertainment - 0.1%
Activision Blizzard, Inc. 2.5% 9/15/50	1,800,000	1,513,541
The Walt Disney Co.:
2% 9/1/29	77,000	73,501
2.65% 1/13/31	5,000,000	4,951,768
2.75% 9/1/49	4,876,000	4,259,665
3.5% 5/13/40	1,000,000	996,176
3.6% 1/13/51	1,000,000	1,011,822
3.7% 10/15/25	1,247,000	1,300,009
3.8% 5/13/60	1,000,000	1,031,480
4.7% 3/23/50	2,257,000	2,669,100
5.4% 10/1/43	691,000	863,206
6.15% 3/1/37	705,000	922,797
6.15% 2/15/41	1,872,000	2,508,744
		22,101,809
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	1,400,000	1,326,706
1.1% 8/15/30	2,700,000	2,437,063
1.9% 8/15/40	1,792,000	1,502,498
1.998% 8/15/26	410,000	410,517
2.05% 8/15/50	2,700,000	2,178,805
Baidu, Inc.:
1.72% 4/9/26	8,500,000	8,146,825
4.375% 5/14/24	1,000,000	1,040,750
		17,043,164
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41	5,200,000	4,493,283
3.7% 4/1/51	700,000	587,268
3.75% 2/15/28	3,250,000	3,312,861
3.85% 4/1/61	4,200,000	3,488,410
4.2% 3/15/28	1,961,000	2,044,925
4.4% 12/1/61	2,040,000	1,817,900
4.5% 2/1/24	14,500,000	15,087,663
4.908% 7/23/25	1,423,000	1,508,426
5.125% 7/1/49	2,445,000	2,488,695
5.375% 5/1/47	2,900,000	3,060,256
5.75% 4/1/48	933,000	1,031,313
6.384% 10/23/35	2,397,000	2,865,022
6.484% 10/23/45	836,000	998,888
Comcast Corp.:
1.95% 1/15/31	90,000	82,880
2.35% 1/15/27	4,242,000	4,208,759
2.45% 8/15/52	2,700,000	2,175,509
2.65% 2/1/30	1,500,000	1,469,237
2.8% 1/15/51	2,700,000	2,253,943
2.887% 11/1/51 (b)	3,321,000	2,880,841
2.937% 11/1/56 (b)	11,149,000	9,383,807
2.987% 11/1/63 (b)	6,882,000	5,729,904
3.15% 3/1/26	891,000	918,387
3.3% 2/1/27	5,722,000	5,909,314
3.375% 8/15/25	2,442,000	2,517,682
3.45% 2/1/50	2,000,000	1,865,863
3.7% 4/15/24	1,848,000	1,914,515
3.9% 3/1/38	2,000,000	2,036,263
3.969% 11/1/47	926,000	941,336
4% 3/1/48	2,139,000	2,189,642
4.15% 10/15/28	60,000	65,034
4.25% 10/15/30	5,000,000	5,499,414
4.75% 3/1/44	2,100,000	2,375,576
6.45% 3/15/37	1,000,000	1,319,906
Discovery Communications LLC:
3.25% 4/1/23	416,000	420,340
3.625% 5/15/30	3,200,000	3,217,630
4% 9/15/55	1,031,000	936,900
4.65% 5/15/50	2,100,000	2,146,762
5.2% 9/20/47	1,497,000	1,600,020
5.3% 5/15/49	800,000	868,283
Fox Corp.:
4.03% 1/25/24	837,000	867,265
4.709% 1/25/29	1,850,000	2,019,159
5.476% 1/25/39	1,478,000	1,723,178
5.576% 1/25/49	1,660,000	1,997,214
Grupo Televisa SA de CV:
5% 5/13/45	1,100,000	1,190,948
5.25% 5/24/49	2,360,000	2,697,480
Paramount Global:
3.375% 2/15/28	1,880,000	1,908,687
4% 1/15/26	1,069,000	1,114,757
4.2% 6/1/29	2,200,000	2,290,821
4.375% 3/15/43	470,000	468,962
4.6% 1/15/45	1,301,000	1,309,643
4.95% 1/15/31	2,300,000	2,530,130
4.95% 5/19/50	1,440,000	1,571,666
5.85% 9/1/43	2,611,000	3,113,116
Time Warner Cable LLC:
4.5% 9/15/42	1,961,000	1,847,577
5.875% 11/15/40	2,300,000	2,573,568
6.55% 5/1/37	1,040,000	1,249,955
7.3% 7/1/38	713,000	892,457
Time Warner Entertainment Co. LP 8.375% 7/15/33	2,300,000	3,138,142
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	911,000	893,841
3% 7/30/46	802,000	730,093
3.15% 9/17/25	1,688,000	1,735,506
4.125% 6/1/44	1,016,000	1,090,488
		146,667,310
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.625% 4/22/29	3,503,000	3,612,819
4.375% 7/16/42	2,510,000	2,694,385
6.125% 11/15/37	1,491,000	1,884,531
Rogers Communications, Inc.:
2.9% 11/15/26	445,000	450,092
3.625% 12/15/25	356,000	369,748
3.7% 11/15/49	1,300,000	1,162,190
4.1% 10/1/23	1,860,000	1,908,478
4.3% 2/15/48	1,850,000	1,839,675
5.45% 10/1/43	1,029,000	1,170,249
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	2,700,000	2,567,962
3.3% 2/15/51	7,500,000	6,539,711
3.5% 4/15/25	4,990,000	5,129,820
3.6% 11/15/60	1,200,000	1,049,640
3.75% 4/15/27	5,000,000	5,191,496
3.875% 4/15/30	7,550,000	7,807,388
Vodafone Group PLC:
4.375% 5/30/28	6,205,000	6,711,719
5% 5/30/38	701,000	795,701
5.125% 6/19/59	3,600,000	4,104,279
5.25% 5/30/48	2,907,000	3,332,195
		58,322,078

TOTAL COMMUNICATION SERVICES		409,530,631

CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
Lear Corp. 5.25% 5/15/49	1,120,000	1,256,842
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	1,030,000	997,868
1.8% 1/13/31	2,300,000	2,123,856
2.15% 9/10/24	3,830,000	3,843,024
2.3% 9/9/26	891,000	890,835
3.55% 1/12/24	4,350,000	4,486,298
General Motors Co.:
4.2% 10/1/27	1,000,000	1,053,814
4.875% 10/2/23	4,100,000	4,280,154
5% 10/1/28	248,000	270,882
5.15% 4/1/38	1,500,000	1,624,210
5.2% 4/1/45	761,000	824,209
5.95% 4/1/49	2,178,000	2,602,580
6.6% 4/1/36	2,041,000	2,532,449
6.75% 4/1/46	1,275,000	1,612,397
General Motors Financial Co., Inc.:
2.9% 2/26/25	1,050,000	1,056,012
3.15% 6/30/22	2,000,000	2,010,755
3.25% 1/5/23	1,284,000	1,301,145
3.5% 11/7/24	1,000,000	1,024,129
3.85% 1/5/28	1,247,000	1,288,114
4% 1/15/25	2,629,000	2,720,882
4% 10/6/26	656,000	683,616
4.3% 7/13/25	2,210,000	2,302,444
4.35% 1/17/27	1,425,000	1,497,540
5.1% 1/17/24	6,462,000	6,777,420
5.65% 1/17/29	3,507,000	3,942,373
Toyota Motor Corp. 1.339% 3/25/26	1,700,000	1,642,359
		53,389,365
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	1,000,000	1,073,947
Duke University 2.832% 10/1/55	850,000	777,649
George Washington University:
4.126% 9/15/48	3,000,000	3,386,339
4.3% 9/15/44	356,000	410,187
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	829,000	862,738
4.3% 2/21/48	886,000	948,038
Massachusetts Institute of Technology:
2.989% 7/1/50	3,250,000	3,229,910
3.885% 7/1/2116	504,000	537,528
3.959% 7/1/38	842,000	946,900
Northwestern University:
3.662% 12/1/57	2,000,000	2,231,210
4.643% 12/1/44	597,000	727,736
President and Fellows of Harvard College:
3.3% 7/15/56	865,000	881,436
3.619% 10/1/37	178,000	194,567
Rice University 3.774% 5/15/55	340,000	388,379
Trustees of Princeton Univ. 5.7% 3/1/39	178,000	238,526
University Notre Dame du Lac 3.438% 2/15/45	593,000	618,205
University of Chicago 3% 10/1/52	1,100,000	1,069,062
University of Southern California:
2.945% 10/1/51	5,000,000	4,732,381
5.25% 10/1/2111	356,000	488,459
		23,743,197
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc. 2.95% 3/15/31	4,240,000	4,066,755
Marriott International, Inc.:
3.5% 10/15/32	4,080,000	4,067,985
5.75% 5/1/25	2,800,000	3,064,224
McDonald's Corp.:
3.6% 7/1/30	1,350,000	1,416,097
3.625% 9/1/49	6,943,000	6,817,053
3.7% 1/30/26	3,007,000	3,165,846
4.45% 3/1/47	1,013,000	1,110,489
4.875% 12/9/45	968,000	1,097,553
6.3% 3/1/38	1,256,000	1,640,244
Metropolitan Museum of Art 3.4% 7/1/45	535,000	576,602
Starbucks Corp.:
2.25% 3/12/30	2,716,000	2,564,816
2.45% 6/15/26	1,782,000	1,788,109
2.55% 11/15/30	1,880,000	1,805,547
3.5% 3/1/28	1,000,000	1,044,865
3.5% 11/15/50	1,700,000	1,592,103
3.8% 8/15/25	1,239,000	1,297,736
3.85% 10/1/23	335,000	344,535
4% 11/15/28	2,547,000	2,728,503
4.5% 11/15/48	837,000	907,390
		41,096,452
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	4,810,000	4,321,689
3.15% 2/9/51	4,960,000	4,017,154
3.6% 11/28/24	1,000,000	1,026,380
4% 12/6/37	2,100,000	2,036,738
Amazon.com, Inc.:
0.8% 6/3/25	2,000,000	1,928,885
1% 5/12/26	3,900,000	3,755,588
1.5% 6/3/30	4,000,000	3,703,292
2.1% 5/12/31	3,900,000	3,754,411
2.4% 2/22/23	2,825,000	2,853,601
2.5% 6/3/50	5,197,000	4,486,549
2.8% 8/22/24	1,155,000	1,181,059
3.1% 5/12/51	3,900,000	3,769,826
3.15% 8/22/27	1,864,000	1,947,912
3.875% 8/22/37	4,601,000	5,038,098
4.05% 8/22/47	3,346,000	3,727,593
4.25% 8/22/57	1,183,000	1,368,323
4.8% 12/5/34	1,069,000	1,286,576
eBay, Inc.:
1.4% 5/10/26	2,926,000	2,800,573
1.9% 3/11/25	6,540,000	6,452,920
		59,457,167
Leisure Products - 0.0%
Hasbro, Inc. 3.55% 11/19/26	5,340,000	5,513,138
Multiline Retail - 0.1%
Dollar Tree, Inc. 4% 5/15/25	1,425,000	1,485,210
Kohl's Corp.:
4.25% 7/17/25	2,179,000	2,241,193
9.5% 5/15/25	1,306,000	1,495,299
Macy's Retail Holdings LLC:
2.875% 2/15/23	253,000	252,714
4.3% 2/15/43	846,000	689,490
Nordstrom, Inc.:
4% 3/15/27	804,000	767,820
5% 1/15/44	1,456,000	1,281,280
Target Corp.:
2.25% 4/15/25	15,000,000	15,091,061
3.9% 11/15/47	1,549,000	1,695,732
4% 7/1/42	1,247,000	1,382,647
		26,382,446
Specialty Retail - 0.3%
AutoZone, Inc.:
3.125% 7/15/23	682,000	692,611
3.25% 4/15/25	713,000	734,872
3.75% 6/1/27	1,034,000	1,090,535
Lowe's Companies, Inc.:
1.3% 4/15/28	2,000,000	1,844,553
1.7% 10/15/30	3,300,000	2,969,067
3.65% 4/5/29	1,909,000	2,000,246
3.7% 4/15/46	624,000	607,707
4.05% 5/3/47	2,050,000	2,104,017
4.55% 4/5/49	1,688,000	1,882,687
4.65% 4/15/42	1,158,000	1,279,974
5% 4/15/40	2,280,000	2,615,230
5.125% 4/15/50	1,200,000	1,451,135
O'Reilly Automotive, Inc. 3.85% 6/15/23	504,000	515,052
The Home Depot, Inc.:
1.375% 3/15/31	5,900,000	5,282,891
2.375% 3/15/51	2,500,000	2,056,668
2.5% 4/15/27	3,300,000	3,331,896
2.8% 9/14/27	891,000	909,145
2.95% 6/15/29	4,000,000	4,090,824
3% 4/1/26	1,788,000	1,852,669
3.125% 12/15/49	1,483,000	1,397,508
3.75% 2/15/24	1,198,000	1,240,738
3.9% 12/6/28	1,027,000	1,109,185
3.9% 6/15/47	1,529,000	1,623,303
4.2% 4/1/43	281,000	310,549
4.25% 4/1/46	584,000	643,696
4.5% 12/6/48	2,879,000	3,338,260
4.875% 2/15/44	513,000	613,461
5.875% 12/16/36	1,854,000	2,449,590
5.95% 4/1/41	1,300,000	1,721,959
TJX Companies, Inc. 1.6% 5/15/31	5,125,000	4,642,863
		56,402,891
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	10,010,000	10,140,006
2.85% 3/27/30	1,110,000	1,128,107
3.375% 11/1/46	802,000	813,322
		12,081,435

TOTAL CONSUMER DISCRETIONARY		279,322,933

CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	5,540,000	6,174,251
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	1,025,000	1,118,941
4.7% 2/1/36	868,000	960,750
4.9% 2/1/46	3,240,000	3,624,002
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	1,318,000	1,410,253
4.6% 4/15/48	3,342,000	3,663,862
4.6% 6/1/60	1,372,000	1,499,597
4.95% 1/15/42	2,400,000	2,744,915
5.55% 1/23/49	7,412,000	9,177,606
5.8% 1/23/59 (Reg. S)	5,127,000	6,571,500
8.2% 1/15/39	499,000	761,961
Constellation Brands, Inc.:
2.875% 5/1/30	2,300,000	2,243,914
3.15% 8/1/29	2,566,000	2,567,311
3.5% 5/9/27	1,782,000	1,848,107
3.7% 12/6/26	1,346,000	1,404,084
4.5% 5/9/47	1,400,000	1,476,654
Diageo Capital PLC:
1.375% 9/29/25	2,400,000	2,321,057
2% 4/29/30	2,600,000	2,451,450
5.875% 9/30/36	1,300,000	1,701,924
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	2,400,000	2,361,098
4.057% 5/25/23	44,000	45,166
4.985% 5/25/38	2,784,000	3,161,489
Molson Coors Beverage Co.:
3% 7/15/26	3,101,000	3,153,683
4.2% 7/15/46	2,358,000	2,344,247
PepsiCo, Inc.:
1.625% 5/1/30	3,571,000	3,330,508
2.25% 5/2/22	2,139,000	2,141,925
2.375% 10/6/26	1,203,000	1,213,539
3% 10/15/27	45,000	46,463
3.6% 3/1/24	7,300,000	7,546,909
3.6% 8/13/42	535,000	551,070
3.875% 3/19/60	2,400,000	2,678,110
4% 5/2/47	3,200,000	3,534,053
4.25% 10/22/44	1,069,000	1,197,013
4.45% 4/14/46	1,034,000	1,222,219
The Coca-Cola Co.:
1.65% 6/1/30	1,500,000	1,389,185
2.25% 1/5/32	5,370,000	5,179,798
2.5% 6/1/40	1,500,000	1,359,504
2.5% 3/15/51	1,500,000	1,285,061
2.6% 6/1/50	1,500,000	1,315,872
2.75% 6/1/60	1,500,000	1,308,814
		100,087,865
Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 2.75% 5/18/24	1,069,000	1,090,941
Kroger Co.:
1.7% 1/15/31	4,600,000	4,163,613
2.65% 10/15/26	508,000	512,487
3.5% 2/1/26	713,000	741,583
4.45% 2/1/47	2,100,000	2,285,533
5.15% 8/1/43	485,000	565,426
5.4% 1/15/49	1,161,000	1,442,899
Sysco Corp.:
3.3% 7/15/26	584,000	600,826
3.3% 2/15/50	2,800,000	2,511,986
3.75% 10/1/25	1,016,000	1,060,868
6.6% 4/1/40	2,600,000	3,476,719
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	2,600,000	2,626,854
3.45% 6/1/26	3,591,000	3,724,241
4.65% 6/1/46	980,000	1,057,900
4.8% 11/18/44	1,607,000	1,756,712
Walmart, Inc.:
2.85% 7/8/24	4,600,000	4,713,392
3.3% 4/22/24	3,387,000	3,496,722
3.4% 6/26/23	68,000	69,723
3.625% 12/15/47	2,215,000	2,378,805
3.7% 6/26/28	2,192,000	2,361,349
4.05% 6/29/48	4,969,000	5,627,794
4.3% 4/22/44	1,069,000	1,223,689
5.25% 9/1/35	1,540,000	1,964,962
5.625% 4/1/40	356,000	473,772
5.625% 4/15/41	820,000	1,098,490
6.5% 8/15/37	1,475,000	2,120,211
		53,147,497
Food Products - 0.2%
Archer Daniels Midland Co.:
3.25% 3/27/30	6,980,000	7,236,725
4.5% 3/15/49	1,300,000	1,565,966
Bunge Ltd. Finance Corp. 2.75% 5/14/31	2,000,000	1,903,522
Campbell Soup Co.:
2.5% 8/2/22	846,000	849,878
4.8% 3/15/48	2,496,000	2,805,039
Conagra Brands, Inc.:
3.2% 1/25/23	819,000	828,298
4.3% 5/1/24	1,598,000	1,657,854
4.85% 11/1/28	2,429,000	2,673,919
5.3% 11/1/38	2,484,000	2,850,379
5.4% 11/1/48	324,000	392,009
General Mills, Inc.:
3% 2/1/51	803,000	728,222
3.7% 10/17/23	87,000	89,545
4.2% 4/17/28	3,066,000	3,304,022
Kellogg Co.:
3.25% 4/1/26	663,000	680,409
4.3% 5/15/28	1,069,000	1,164,588
Mondelez International, Inc. 2.625% 9/4/50	1,900,000	1,605,469
Tyson Foods, Inc.:
3.95% 8/15/24	1,350,000	1,404,128
4% 3/1/26	1,314,000	1,376,583
4.35% 3/1/29	4,604,000	4,984,619
5.1% 9/28/48	2,436,000	2,925,034
Unilever Capital Corp.:
1.375% 9/14/30	3,597,000	3,211,018
2% 7/28/26	284,000	280,627
3.1% 7/30/25	517,000	532,683
		45,050,536
Household Products - 0.2%
Colgate-Palmolive Co. 3.25% 3/15/24	1,782,000	1,840,378
Kimberly-Clark Corp.:
1.05% 9/15/27	3,500,000	3,283,754
2.4% 3/1/22	926,000	926,000
2.4% 6/1/23	1,425,000	1,439,744
3.05% 8/15/25	4,000,000	4,130,365
3.2% 4/25/29	5,710,000	5,934,866
3.2% 7/30/46	445,000	432,606
Procter & Gamble Co.:
2.45% 11/3/26	3,400,000	3,457,717
2.8% 3/25/27	4,860,000	5,000,464
2.85% 8/11/27	802,000	824,600
3% 3/25/30	8,500,000	8,856,809
3.1% 8/15/23	1,782,000	1,822,984
		37,950,287
Personal Products - 0.0%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	4,300,000	4,046,471
4.15% 3/15/47	1,300,000	1,467,701
		5,514,172
Tobacco - 0.3%
Altria Group, Inc.:
2.45% 2/4/32	1,100,000	982,072
3.4% 5/6/30	1,570,000	1,545,486
3.8% 2/14/24	829,000	853,006
3.875% 9/16/46	1,782,000	1,531,367
4.25% 8/9/42	1,744,000	1,592,242
4.8% 2/14/29	5,665,000	6,119,844
5.375% 1/31/44	1,000,000	1,043,423
5.8% 2/14/39	4,010,000	4,396,012
5.95% 2/14/49	1,854,000	2,059,442
BAT Capital Corp.:
3.222% 8/15/24	1,836,000	1,857,984
3.462% 9/6/29	3,400,000	3,339,962
3.557% 8/15/27	3,773,000	3,797,258
4.54% 8/15/47	2,983,000	2,754,098
4.7% 4/2/27	2,000,000	2,124,282
4.758% 9/6/49	2,900,000	2,744,833
4.906% 4/2/30	2,700,000	2,882,714
BAT International Finance PLC 1.668% 3/25/26	1,000,000	949,674
Philip Morris International, Inc.:
2.125% 5/10/23	553,000	556,131
2.75% 2/25/26	668,000	673,626
3.375% 8/15/29	3,300,000	3,398,258
3.6% 11/15/23	654,000	674,284
3.875% 8/21/42	860,000	834,137
4.125% 3/4/43	2,532,000	2,536,228
4.875% 11/15/43	1,069,000	1,180,197
6.375% 5/16/38	258,000	333,119
Reynolds American, Inc.:
4.45% 6/12/25	1,259,000	1,316,619
4.85% 9/15/23	321,000	334,287
5.7% 8/15/35	1,000,000	1,092,640
5.85% 8/15/45	756,000	817,997
7.25% 6/15/37	1,287,000	1,582,260
		55,903,482

TOTAL CONSUMER STAPLES		297,653,839

ENERGY - 1.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	4,181,000	4,226,681
5.125% 9/15/40	356,000	403,025
Halliburton Co.:
3.8% 11/15/25	46,000	48,143
5% 11/15/45	1,344,000	1,494,477
6.7% 9/15/38	2,780,000	3,546,326
7.45% 9/15/39	267,000	364,694
		10,083,346
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp. 5.1% 9/1/40	535,000	535,054
Boardwalk Pipelines LP 4.95% 12/15/24	846,000	892,563
BP Capital Markets PLC:
2.5% 11/6/22	535,000	539,082
3.279% 9/19/27	670,000	688,881
Canadian Natural Resources Ltd.:
2.95% 1/15/23	420,000	424,304
2.95% 7/15/30	4,300,000	4,265,165
3.9% 2/1/25	335,000	347,728
4.95% 6/1/47	1,141,000	1,286,474
6.25% 3/15/38	1,221,000	1,494,280
Cenovus Energy, Inc.:
2.65% 1/15/32	3,000,000	2,786,892
4.25% 4/15/27	1,693,000	1,790,322
5.4% 6/15/47	1,676,000	1,885,898
6.75% 11/15/39	1,556,000	1,949,775
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/29	3,730,000	3,800,034
Chevron Corp.:
1.554% 5/11/25	1,300,000	1,280,375
2.236% 5/11/30	100,000	97,363
2.895% 3/3/24	4,194,000	4,280,314
2.954% 5/16/26	1,961,000	2,025,410
2.978% 5/11/40	1,300,000	1,246,695
3.078% 5/11/50	1,300,000	1,251,257
Chevron U.S.A., Inc.:
4.2% 10/15/49	1,100,000	1,238,835
4.95% 8/15/47	2,459,000	2,950,258
Columbia Pipeline Group, Inc. 4.5% 6/1/25	593,000	628,826
ConocoPhillips Co.:
4.875% 10/1/47 (b)	1,400,000	1,674,922
4.95% 3/15/26	8,976,000	9,837,021
5.95% 3/15/46	1,069,000	1,448,341
6.5% 2/1/39	3,342,000	4,645,449
DCP Midstream Operating LP 3.875% 3/15/23	673,000	680,571
Devon Energy Corp.:
5% 6/15/45	4,024,000	4,484,576
5.6% 7/15/41	513,000	599,737
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49 (b)	2,300,000	2,248,148
Enbridge, Inc.:
3.4% 8/1/51	2,730,000	2,471,627
3.5% 6/10/24	504,000	514,773
5.5% 12/1/46	2,582,000	3,169,006
Energy Transfer LP:
3.6% 2/1/23	1,524,000	1,540,146
3.9% 5/15/24 (a)	1,000,000	1,025,697
3.9% 7/15/26	1,340,000	1,387,920
4.95% 6/15/28	1,681,000	1,807,892
5% 5/15/44 (a)	1,200,000	1,196,195
5% 5/15/50	900,000	936,076
5.15% 3/15/45	1,425,000	1,452,181
5.25% 4/15/29	3,400,000	3,731,648
5.3% 4/1/44	1,034,000	1,067,343
5.4% 10/1/47	980,000	1,048,695
5.5% 6/1/27	1,400,000	1,543,253
5.8% 6/15/38	5,730,000	6,359,062
6% 6/15/48	3,656,000	4,101,989
6.25% 4/15/49	105,000	121,253
Enterprise Products Operating LP:
3.2% 2/15/52	1,100,000	945,492
3.3% 2/15/53	1,300,000	1,139,089
3.7% 2/15/26	316,000	329,955
3.95% 2/15/27	4,613,000	4,861,796
3.95% 1/31/60	2,310,000	2,168,412
4.2% 1/31/50	2,500,000	2,512,255
4.25% 2/15/48	5,064,000	5,136,555
4.8% 2/1/49	265,000	288,757
4.85% 8/15/42	445,000	482,706
4.85% 3/15/44	891,000	971,460
4.9% 5/15/46	763,000	839,377
5.7% 2/15/42	356,000	423,358
7.55% 4/15/38	356,000	482,866
EOG Resources, Inc. 4.15% 1/15/26	998,000	1,064,294
Equinor ASA:
2.375% 5/22/30	2,880,000	2,804,994
3.125% 4/6/30	3,353,000	3,428,430
3.25% 11/18/49	1,250,000	1,194,274
3.625% 9/10/28	2,153,000	2,274,278
3.7% 3/1/24	651,000	673,337
3.7% 4/6/50	3,000,000	3,118,415
3.95% 5/15/43	1,000,000	1,053,820
5.1% 8/17/40	356,000	430,610
Exxon Mobil Corp.:
1.571% 4/15/23	19,700,000	19,740,016
2.726% 3/1/23	1,782,000	1,801,717
3.043% 3/1/26	1,484,000	1,535,209
3.452% 4/15/51	3,000,000	2,965,061
3.482% 3/19/30	10,000,000	10,559,337
3.567% 3/6/45	1,186,000	1,193,692
4.227% 3/19/40	2,310,000	2,543,229
Hess Corp.:
3.5% 7/15/24	677,000	692,570
4.3% 4/1/27	2,800,000	2,960,162
5.6% 2/15/41	606,000	695,151
6% 1/15/40	1,000,000	1,181,269
7.125% 3/15/33	2,500,000	3,170,058
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	2,175,000	2,198,826
3.5% 9/1/23	356,000	362,524
3.95% 9/1/22	1,247,000	1,254,673
4.25% 9/1/24	5,024,000	5,222,706
4.7% 11/1/42	677,000	693,580
5% 3/1/43	178,000	189,116
5.4% 9/1/44	2,700,000	3,017,052
5.5% 3/1/44	1,247,000	1,401,666
5.625% 9/1/41	178,000	200,332
6.55% 9/15/40	535,000	658,420
Kinder Morgan, Inc.:
4.3% 3/1/28	1,776,000	1,892,456
5.2% 3/1/48	885,000	978,389
5.3% 12/1/34	1,524,000	1,708,904
5.55% 6/1/45	3,400,000	3,901,900
7.8% 8/1/31	1,200,000	1,574,407
Magellan Midstream Partners LP:
3.95% 3/1/50	1,590,000	1,501,694
4.25% 9/15/46	980,000	970,795
5% 3/1/26	535,000	580,763
Marathon Oil Corp.:
4.4% 7/15/27	3,070,000	3,258,984
5.2% 6/1/45	891,000	979,489
Marathon Petroleum Corp.:
4.5% 4/1/48	3,210,000	3,267,427
4.7% 5/1/25	9,919,000	10,534,732
6.5% 3/1/41	178,000	225,060
MPLX LP:
4.125% 3/1/27	1,685,000	1,771,964
4.7% 4/15/48	3,476,000	3,591,489
4.8% 2/15/29	2,638,000	2,890,281
5.2% 3/1/47	1,091,000	1,201,621
5.5% 2/15/49	1,800,000	2,053,421
ONEOK Partners LP 3.375% 10/1/22	891,000	897,043
ONEOK, Inc.:
4.45% 9/1/49	1,110,000	1,088,724
4.95% 7/13/47	1,043,000	1,097,372
5.2% 7/15/48	538,000	586,243
6.35% 1/15/31	5,000,000	5,932,064
Ovintiv, Inc. 6.5% 2/1/38	2,591,000	3,070,387
Phillips 66 Co.:
3.9% 3/15/28	4,400,000	4,620,744
4.875% 11/15/44	178,000	202,411
5.875% 5/1/42	1,693,000	2,135,367
Phillips 66 Partners LP 3.15% 12/15/29	4,300,000	4,246,112
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	1,284,000	1,314,037
3.8% 9/15/30	4,890,000	4,906,318
4.65% 10/15/25	2,184,000	2,312,428
4.9% 2/15/45	339,000	326,673
6.65% 1/15/37	1,498,000	1,763,069
Sabine Pass Liquefaction LLC 5.875% 6/30/26	8,200,000	9,092,722
Shell International Finance BV:
2.375% 11/7/29	7,700,000	7,500,969
3.125% 11/7/49	3,000,000	2,758,533
3.25% 5/11/25	2,523,000	2,617,118
3.5% 11/13/23	9,747,000	10,037,479
4% 5/10/46	713,000	755,923
4.375% 5/11/45	3,970,000	4,397,934
4.55% 8/12/43	2,800,000	3,192,691
6.375% 12/15/38	748,000	1,017,665
Spectra Energy Partners LP:
3.375% 10/15/26	2,907,000	2,989,995
4.75% 3/15/24	860,000	898,900
Suncor Energy, Inc.:
4% 11/15/47	3,021,000	3,043,904
6.8% 5/15/38	1,505,000	1,969,681
6.85% 6/1/39	356,000	471,156
The Williams Companies, Inc.:
3.35% 8/15/22	499,000	501,346
3.75% 6/15/27	4,163,000	4,339,459
3.9% 1/15/25	628,000	652,153
4.55% 6/24/24	1,012,000	1,059,580
4.85% 3/1/48	1,722,000	1,867,032
5.75% 6/24/44	339,000	397,847
Total Capital International SA:
2.7% 1/25/23	339,000	342,579
3.127% 5/29/50	600,000	554,455
3.455% 2/19/29	3,803,000	3,963,182
3.461% 7/12/49	1,500,000	1,456,018
3.75% 4/10/24	356,000	369,449
Total Capital SA 3.883% 10/11/28	7,780,000	8,292,215
TransCanada PipeLines Ltd.:
2.5% 8/1/22	891,000	895,202
4.75% 5/15/38	378,000	414,713
4.875% 1/15/26	891,000	963,440
4.875% 5/15/48	877,000	997,019
5.1% 3/15/49	1,836,000	2,153,177
6.1% 6/1/40	1,195,000	1,507,245
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	3,970,000	3,999,278
3.95% 5/15/50	970,000	959,634
4.45% 8/1/42	1,381,000	1,453,424
4.6% 3/15/48	713,000	768,549
Valero Energy Corp.:
3.4% 9/15/26	2,720,000	2,797,168
4% 4/1/29	1,836,000	1,918,253
6.625% 6/15/37	966,000	1,240,320
		369,630,377

TOTAL ENERGY		379,713,723

FINANCIALS - 8.3%
Banks - 4.5%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	944,000	995,604
Banco Santander SA:
1.849% 3/25/26	4,400,000	4,219,801
2.749% 12/3/30	1,400,000	1,275,834
2.958% 3/25/31	4,400,000	4,226,080
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (a)(c)	15,400,000	15,133,953
1.658% 3/11/27 (a)	9,900,000	9,482,459
1.734% 7/22/27 (a)	7,800,000	7,445,587
2.087% 6/14/29 (a)	8,400,000	7,942,060
2.299% 7/21/32 (a)	3,700,000	3,432,316
2.456% 10/22/25 (a)	2,600,000	2,593,516
2.651% 3/11/32 (a)	9,900,000	9,466,693
2.676% 6/19/41 (a)	3,200,000	2,809,875
2.687% 4/22/32 (a)	5,100,000	4,904,958
2.831% 10/24/51 (a)	3,893,000	3,404,813
2.972% 7/21/52 (a)	2,700,000	2,400,402
3.004% 12/20/23 (a)	1,888,000	1,904,779
3.194% 7/23/30 (a)	2,934,000	2,932,971
3.248% 10/21/27	3,268,000	3,341,929
3.366% 1/23/26 (a)	8,569,000	8,730,909
3.419% 12/20/28 (a)	12,830,000	13,116,615
3.593% 7/21/28 (a)	1,978,000	2,042,726
3.705% 4/24/28 (a)	1,568,000	1,624,185
3.864% 7/23/24 (a)	4,331,000	4,428,876
3.974% 2/7/30 (a)	2,521,000	2,640,288
4% 4/1/24	867,000	899,471
4% 1/22/25	1,069,000	1,109,868
4.083% 3/20/51 (a)	3,250,000	3,487,128
4.1% 7/24/23	1,247,000	1,288,286
4.183% 11/25/27	918,000	964,482
4.2% 8/26/24	1,515,000	1,577,415
4.25% 10/22/26	713,000	752,819
4.271% 7/23/29 (a)	7,550,000	8,042,400
4.33% 3/15/50 (a)	2,333,000	2,588,619
4.443% 1/20/48 (a)	2,718,000	3,032,324
4.45% 3/3/26	2,317,000	2,468,824
5% 1/21/44	958,000	1,120,665
5.875% 2/7/42	409,000	530,247
6.11% 1/29/37	1,224,000	1,523,165
7.75% 5/14/38	2,324,000	3,361,402
Bank of Montreal:
3.3% 2/5/24	11,100,000	11,367,883
3.803% 12/15/32 (a)	1,720,000	1,765,153
Bank of Nova Scotia:
3.4% 2/11/24	9,151,000	9,383,174
4.5% 12/16/25	2,830,000	3,015,580
Barclays PLC:
2.279% 11/24/27 (a)	4,700,000	4,533,851
2.852% 5/7/26 (a)	3,600,000	3,598,681
2.894% 11/24/32 (a)	4,700,000	4,453,377
3.564% 9/23/35 (a)	2,000,000	1,911,582
3.932% 5/7/25 (a)	572,000	588,241
4.337% 1/10/28	998,000	1,051,521
4.375% 1/12/26	711,000	749,108
4.836% 5/9/28	1,711,000	1,807,100
4.95% 1/10/47	3,320,000	3,745,146
4.972% 5/16/29 (a)	759,000	821,955
5.2% 5/12/26	2,580,000	2,765,579
5.25% 8/17/45	998,000	1,169,661
BB&T Corp.:
2.75% 4/1/22	1,581,000	1,581,000
3.875% 3/19/29	5,000,000	5,310,998
BPCE SA 4% 4/15/24	284,000	294,135
Capital One Bank NA 3.375% 2/15/23	345,000	350,310
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (a)(c)	3,565,000	3,656,731
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (a)(c)	10,206,000	10,487,439
1.122% 1/28/27 (a)	9,700,000	9,134,034
1.462% 6/9/27 (a)	9,250,000	8,745,926
2.561% 5/1/32 (a)	3,000,000	2,847,157
2.7% 10/27/22	17,500,000	17,647,410
2.75% 4/25/22	2,601,000	2,604,591
3.668% 7/24/28 (a)	1,351,000	1,397,996
3.7% 1/12/26	1,984,000	2,073,645
3.75% 6/16/24	2,000,000	2,069,999
3.887% 1/10/28 (a)	802,000	837,494
3.98% 3/20/30 (a)	5,278,000	5,552,333
4.125% 7/25/28	2,752,000	2,893,077
4.3% 11/20/26	2,984,000	3,173,411
4.4% 6/10/25	713,000	748,053
4.6% 3/9/26	1,069,000	1,140,070
4.65% 7/30/45	2,930,000	3,338,641
4.75% 5/18/46	1,403,000	1,566,969
5.3% 5/6/44	356,000	419,831
5.316% 3/26/41 (a)	3,530,000	4,295,923
5.5% 9/13/25	891,000	971,271
5.875% 1/30/42	298,000	383,607
8.125% 7/15/39	3,263,000	5,104,544
Citizens Financial Group, Inc. 2.638% 9/30/32	337,000	312,526
Comerica, Inc. 3.8% 7/22/26	651,000	683,586
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	2,234,000	2,262,951
Discover Bank 4.2% 8/8/23	1,247,000	1,283,456
Export-Import Bank of Korea:
0.625% 2/9/26	5,100,000	4,808,847
1.125% 12/29/26	2,000,000	1,903,632
2.375% 6/25/24	2,000,000	2,023,881
2.875% 1/21/25	4,215,000	4,307,586
5% 4/11/22	1,099,000	1,103,220
Fifth Third Bancorp:
2.55% 5/5/27	2,600,000	2,597,577
2.6% 6/15/22	1,334,000	1,338,263
8.25% 3/1/38	371,000	558,291
HSBC Holdings PLC:
2.206% 8/17/29 (a)	5,590,000	5,215,888
2.633% 11/7/25 (a)	9,800,000	9,784,625
2.804% 5/24/32 (a)	5,730,000	5,409,002
2.848% 6/4/31 (a)	1,800,000	1,722,091
3.803% 3/11/25 (a)	9,504,000	9,734,548
3.9% 5/25/26	1,961,000	2,037,197
4.25% 8/18/25	998,000	1,036,915
4.292% 9/12/26 (a)	13,003,000	13,563,605
4.375% 11/23/26	5,116,000	5,396,578
5.25% 3/14/44	654,000	749,672
6.1% 1/14/42	1,400,000	1,840,458
6.5% 5/2/36	807,000	1,019,304
6.5% 9/15/37	2,564,000	3,266,063
6.8% 6/1/38	2,600,000	3,385,248
HSBC U.S.A., Inc. 3.5% 6/23/24	1,247,000	1,283,761
ING Groep NV:
1.726% 4/1/27 (a)	2,300,000	2,198,001
2.727% 4/1/32 (a)	2,300,000	2,196,654
Japan Bank International Cooperation:
1.25% 1/21/31	8,076,000	7,509,090
1.875% 7/21/26	4,640,000	4,634,710
2.125% 2/10/25	284,000	286,376
2.25% 11/4/26	744,000	752,686
2.375% 11/16/22	2,048,000	2,066,206
2.375% 4/20/26	470,000	476,693
2.5% 5/23/24	25,000,000	25,445,178
2.75% 1/21/26	450,000	462,600
2.875% 6/1/27	1,354,000	1,408,878
3.25% 7/20/28	1,604,000	1,720,579
3.5% 10/31/28	1,000,000	1,088,293
JPMorgan Chase & Co.:
0.768% 8/9/25 (a)	11,000,000	10,573,064
0.969% 6/23/25 (a)	11,100,000	10,752,221
1.47% 9/22/27 (a)	3,400,000	3,208,895
1.578% 4/22/27 (a)	7,261,000	6,944,231
1.953% 2/4/32 (a)	10,000,000	9,115,406
2.545% 11/8/32 (a)	4,100,000	3,917,112
2.58% 4/22/32 (a)	7,281,000	6,974,529
2.739% 10/15/30 (a)	2,600,000	2,540,113
2.776% 4/25/23 (a)	891,000	892,571
2.95% 10/1/26	4,497,000	4,575,893
2.956% 5/13/31 (a)	5,000,000	4,862,041
3.109% 4/22/51 (a)	1,600,000	1,477,484
3.22% 3/1/25 (a)	8,329,000	8,469,879
3.25% 9/23/22	713,000	721,632
3.3% 4/1/26	1,604,000	1,652,634
3.375% 5/1/23	339,000	345,236
3.509% 1/23/29 (a)	11,000,000	11,284,822
3.54% 5/1/28 (a)	3,030,000	3,133,184
3.559% 4/23/24 (a)	1,782,000	1,815,495
3.797% 7/23/24 (a)	2,468,000	2,527,041
3.875% 9/10/24	5,833,000	6,049,065
3.882% 7/24/38 (a)	2,572,000	2,711,973
3.9% 7/15/25	3,850,000	4,026,985
3.964% 11/15/48 (a)	1,676,000	1,770,458
4.005% 4/23/29 (a)	1,686,000	1,775,628
4.125% 12/15/26	1,047,000	1,113,715
4.203% 7/23/29 (a)	14,141,000	15,041,208
4.452% 12/5/29 (a)	3,500,000	3,784,012
4.85% 2/1/44	2,000,000	2,362,086
4.95% 6/1/45	707,000	846,987
5.5% 10/15/40	1,016,000	1,256,727
5.6% 7/15/41	267,000	337,630
5.625% 8/16/43	891,000	1,116,501
6.4% 5/15/38	4,660,000	6,246,082
KeyBank NA 3.4% 5/20/26	711,000	732,832
Korea Development Bank:
0.4% 6/19/24	2,500,000	2,428,235
1.625% 1/19/31	2,750,000	2,568,610
Lloyds Banking Group PLC:
4.344% 1/9/48	2,674,000	2,704,389
4.375% 3/22/28	4,000,000	4,264,943
4.582% 12/10/25	420,000	441,335
4.65% 3/24/26	1,533,000	1,616,826
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (a)	8,000,000	7,588,925
2.309% 7/20/32 (a)	7,850,000	7,285,086
2.801% 7/18/24	1,294,000	1,310,944
3.195% 7/18/29	3,113,000	3,139,779
3.455% 3/2/23	1,000,000	1,018,247
3.751% 7/18/39	3,286,000	3,444,138
3.85% 3/1/26	1,173,000	1,229,146
3.961% 3/2/28	3,921,000	4,139,487
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (a)	6,800,000	6,661,857
1.554% 7/9/27 (a)	3,712,000	3,511,422
2.226% 5/25/26 (a)	1,600,000	1,579,056
2.26% 7/9/32 (a)	3,800,000	3,503,845
2.591% 5/25/31 (a)	1,400,000	1,339,976
2.839% 7/16/25 (a)	4,600,000	4,642,482
3.549% 3/5/23	2,139,000	2,182,438
National Australia Bank Ltd. 2.5% 5/22/22	1,782,000	1,789,075
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (a)(c)	2,600,000	2,832,045
3.498% 5/15/23 (a)	1,824,000	1,830,162
3.754% 11/1/29 (a)	7,840,000	7,930,516
3.875% 9/12/23	540,000	553,056
4.445% 5/8/30 (a)	252,000	269,057
4.519% 6/25/24 (a)	5,000,000	5,150,977
4.8% 4/5/26	1,176,000	1,260,858
Oesterreichische Kontrollbank AG 0.375% 9/17/25	2,083,000	1,978,954
PNC Financial Services Group, Inc.:
1.15% 8/13/26	15,000,000	14,359,512
2.2% 11/1/24	3,500,000	3,513,891
3.5% 1/23/24	630,000	648,512
3.9% 4/29/24	1,007,000	1,047,529
Rabobank Nederland:
3.75% 7/21/26	3,431,000	3,537,590
4.375% 8/4/25	853,000	893,096
5.25% 5/24/41	535,000	691,238
5.75% 12/1/43	1,590,000	2,014,205
Rabobank Nederland New York Branch:
0.375% 1/12/24	4,650,000	4,531,261
2.75% 1/10/23	3,030,000	3,068,058
3.375% 5/21/25	533,000	553,145
Royal Bank of Canada:
2.05% 1/21/27	5,000,000	4,903,135
2.55% 7/16/24	9,480,000	9,581,333
4.65% 1/27/26	2,315,000	2,493,113
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (a)	3,800,000	3,691,212
3.4% 1/18/23	1,947,000	1,975,805
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	814,000	837,187
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	2,000,000	1,930,247
2.142% 9/23/30	5,967,000	5,439,238
2.174% 1/14/27	8,300,000	8,101,200
2.348% 1/15/25	2,000,000	1,992,839
2.696% 7/16/24	3,600,000	3,634,143
2.75% 1/15/30	2,000,000	1,960,466
2.778% 10/18/22	1,346,000	1,360,116
2.784% 7/12/22	1,870,000	1,881,860
3.05% 1/14/42	4,100,000	3,873,305
3.102% 1/17/23	2,655,000	2,692,109
3.936% 10/16/23	2,794,000	2,883,128
SVB Financial Group 2.1% 5/15/28	5,143,000	4,924,828
Synchrony Bank 3% 6/15/22	1,247,000	1,252,243
The Toronto-Dominion Bank:
2.65% 6/12/24	9,030,000	9,138,752
3.25% 3/11/24	6,720,000	6,900,126
3.5% 7/19/23	1,782,000	1,828,493
U.S. Bancorp:
1.375% 7/22/30	6,900,000	6,170,769
3.1% 4/27/26	1,604,000	1,647,515
Wells Fargo & Co.:
0.805% 5/19/25 (a)	8,900,000	8,613,008
2.406% 10/30/25 (a)	11,000,000	10,964,397
3% 10/23/26	3,624,000	3,669,411
3.068% 4/30/41 (a)	7,000,000	6,502,523
3.3% 9/9/24	4,985,000	5,109,404
3.35% 3/2/33 (a)	6,500,000	6,583,028
3.55% 9/29/25	756,000	781,971
3.75% 1/24/24	5,040,000	5,195,916
3.9% 5/1/45	849,000	880,543
4.1% 6/3/26	575,000	607,021
4.15% 1/24/29	665,000	709,110
4.4% 6/14/46	1,272,000	1,362,391
4.48% 1/16/24	681,000	711,998
4.75% 12/7/46	3,496,000	3,923,541
4.9% 11/17/45	742,000	841,770
5.013% 4/4/51 (a)	3,840,000	4,728,535
5.375% 11/2/43	5,130,000	6,152,144
5.606% 1/15/44	3,536,000	4,321,306
Westpac Banking Corp.:
2.5% 6/28/22	33,000	33,178
2.85% 5/13/26	846,000	867,980
2.894% 2/4/30 (a)	6,140,000	6,065,779
3.3% 2/26/24	74,000	76,124
4.11% 7/24/34 (a)	1,590,000	1,641,729
4.421% 7/24/39	1,910,000	2,053,033
Zions Bancorp NA 4.5% 6/13/23	36,000	37,090
		887,008,613
Capital Markets - 1.6%
Affiliated Managers Group, Inc. 3.5% 8/1/25	846,000	875,238
Ares Capital Corp.:
2.15% 7/15/26	4,800,000	4,528,373
3.25% 7/15/25	1,000,000	990,346
3.875% 1/15/26	1,500,000	1,520,765
4.2% 6/10/24	2,600,000	2,685,673
Bank of New York Mellon Corp.:
1.8% 7/28/31	6,500,000	5,968,726
2.8% 5/4/26	1,004,000	1,026,157
2.95% 1/29/23	2,674,000	2,708,026
BlackRock, Inc.:
3.375% 6/1/22	10,140,000	10,207,805
3.5% 3/18/24	517,000	535,376
Brookfield Finance, Inc. 2.724% 4/15/31	6,700,000	6,407,444
Charles Schwab Corp.:
0.9% 3/11/26	3,900,000	3,696,003
1.65% 3/11/31	4,520,000	4,105,650
2% 3/20/28	1,600,000	1,552,938
3.85% 5/21/25	1,950,000	2,048,618
CI Financial Corp. 3.2% 12/17/30	3,700,000	3,486,049
CME Group, Inc. 5.3% 9/15/43	1,840,000	2,341,901
Credit Suisse AG 3.625% 9/9/24	7,519,000	7,758,777
Credit Suisse Group AG:
3.8% 6/9/23	3,565,000	3,643,633
4.55% 4/17/26	1,515,000	1,599,827
4.875% 5/15/45	3,199,000	3,495,275
Deutsche Bank AG:
4.1% 1/13/26	4,800,000	5,006,115
4.5% 4/1/25	427,000	438,962
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (a)	3,500,000	3,344,389
3.3% 11/16/22	1,640,000	1,657,504
3.7% 5/30/24	1,746,000	1,790,944
3.95% 2/27/23	5,622,000	5,710,573
4.1% 1/13/26	3,886,000	4,025,533
Eaton Vance Corp. 3.625% 6/15/23	504,000	515,141
Franklin Resources, Inc. 2.85% 3/30/25	677,000	691,213
Goldman Sachs Group, Inc.:
0.673% 3/8/24 (a)	16,400,000	16,186,014
0.855% 2/12/26 (a)	9,000,000	8,597,036
2.383% 7/21/32 (a)	12,700,000	11,772,469
2.615% 4/22/32 (a)	12,200,000	11,534,468
3.2% 2/23/23	4,129,000	4,179,613
3.5% 1/23/25	891,000	915,638
3.625% 1/22/23	1,604,000	1,630,689
3.625% 2/20/24	1,872,000	1,921,097
3.691% 6/5/28 (a)	7,900,000	8,178,237
3.75% 2/25/26	1,038,000	1,080,065
3.8% 3/15/30	1,644,000	1,712,474
3.85% 7/8/24	677,000	700,051
3.85% 1/26/27	5,390,000	5,615,033
4.25% 10/21/25	891,000	935,981
4.411% 4/23/39 (a)	1,000,000	1,076,668
4.75% 10/21/45	2,813,000	3,198,491
5.15% 5/22/45	4,190,000	4,898,057
5.95% 1/15/27	2,674,000	3,013,947
6.75% 10/1/37	5,170,000	6,792,871
Intercontinental Exchange, Inc.:
1.85% 9/15/32	4,020,000	3,577,450
2.65% 9/15/40	4,020,000	3,556,851
3% 6/15/50	2,892,000	2,560,615
3.75% 12/1/25	1,025,000	1,076,283
3.75% 9/21/28	1,663,000	1,756,784
4% 10/15/23	668,000	690,582
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
2.625% 10/15/31	1,000,000	929,072
4.15% 1/23/30	3,100,000	3,254,031
4.85% 1/15/27	1,100,000	1,197,617
Moody's Corp.:
2% 8/19/31	1,100,000	1,007,745
4.875% 2/15/24	4,671,000	4,898,253
4.875% 12/17/48	2,500,000	2,908,016
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (a)(c)	5,218,000	5,667,596
1.164% 10/21/25 (a)	6,200,000	5,982,184
1.512% 7/20/27 (a)	6,100,000	5,778,881
1.593% 5/4/27 (a)	17,500,000	16,643,077
1.794% 2/13/32 (a)	5,470,000	4,882,557
2.188% 4/28/26 (a)	2,320,000	2,289,927
2.239% 7/21/32 (a)	6,100,000	5,615,993
2.75% 5/19/22	2,139,000	2,147,456
3.125% 1/23/23	10,908,000	11,063,834
3.125% 7/27/26	998,000	1,017,316
3.591% 7/22/28 (a)	1,515,000	1,564,131
3.7% 10/23/24	1,069,000	1,104,903
3.75% 2/25/23	1,207,000	1,229,998
3.772% 1/24/29 (a)	4,500,000	4,671,051
3.875% 4/29/24	2,616,000	2,704,779
3.875% 1/27/26	935,000	975,619
3.95% 4/23/27	3,938,000	4,164,391
3.971% 7/22/38 (a)	1,114,000	1,166,621
4.3% 1/27/45	356,000	387,059
4.375% 1/22/47	1,978,000	2,184,862
5.597% 3/24/51 (a)	1,100,000	1,465,899
6.375% 7/24/42	4,162,000	5,676,217
7.25% 4/1/32	178,000	240,127
NASDAQ, Inc.:
1.65% 1/15/31	3,450,000	3,037,731
3.85% 6/30/26	1,000,000	1,044,303
Nomura Holdings, Inc.:
1.653% 7/14/26	1,000,000	948,790
3.103% 1/16/30	6,459,000	6,371,957
Northern Trust Corp. 1.95% 5/1/30	50,000	47,540
S&P Global, Inc. 3.25% 12/1/49	2,000,000	1,931,963
State Street Corp.:
1.684% 11/18/27 (a)	5,652,000	5,475,838
2.65% 5/19/26	1,346,000	1,374,662
		324,572,434
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	4,000,000	3,859,109
2.875% 8/14/24	1,567,000	1,568,253
3% 10/29/28	3,750,000	3,611,884
3.4% 10/29/33	2,500,000	2,360,724
3.5% 5/26/22	1,685,000	1,692,046
3.65% 7/21/27	802,000	815,034
3.85% 10/29/41	2,500,000	2,316,811
3.875% 1/23/28	2,798,000	2,842,412
4.45% 10/1/25	1,756,000	1,823,600
4.5% 9/15/23	3,634,000	3,743,235
4.625% 7/1/22	1,685,000	1,703,840
4.875% 1/16/24	3,624,000	3,761,276
Ally Financial, Inc.:
3.05% 6/5/23	7,050,000	7,133,687
5.125% 9/30/24	5,600,000	5,934,061
8% 11/1/31	1,762,000	2,296,551
American Express Co.:
2.5% 8/1/22	2,239,000	2,250,491
2.5% 7/30/24	11,755,000	11,921,862
4.05% 12/3/42	1,243,000	1,362,715
Capital One Financial Corp.:
3.2% 1/30/23	2,481,000	2,515,783
3.3% 10/30/24	3,800,000	3,889,933
3.75% 7/28/26	1,737,000	1,795,632
3.75% 3/9/27	4,135,000	4,318,634
3.8% 1/31/28	2,317,000	2,412,509
4.25% 4/30/25	5,000,000	5,260,019
Discover Financial Services:
4.5% 1/30/26	3,354,000	3,569,431
5.2% 4/27/22	178,000	179,111
Ford Motor Credit Co. LLC:
4.25% 9/20/22	256,000	258,400
4.375% 8/6/23	569,000	577,535
GE Capital International Funding Co. 4.418% 11/15/35	6,615,000	7,436,498
John Deere Capital Corp.:
2.65% 6/24/24	1,864,000	1,893,655
2.65% 6/10/26	891,000	908,825
2.7% 1/6/23	1,782,000	1,803,010
2.8% 1/27/23	891,000	901,912
2.8% 3/6/23	579,000	587,129
2.8% 9/8/27	47,000	48,168
3.45% 3/13/25	1,850,000	1,930,616
3.45% 3/7/29	2,779,000	2,938,035
Synchrony Financial:
3.7% 8/4/26	842,000	859,965
4.375% 3/19/24	2,006,000	2,074,278
5.15% 3/19/29	5,225,000	5,680,883
Toyota Motor Credit Corp.:
0.5% 8/14/23	4,350,000	4,285,880
1.15% 8/13/27	7,300,000	6,850,320
1.65% 1/10/31	2,100,000	1,919,468
1.9% 4/6/28	1,250,000	1,204,660
2.15% 2/13/30	2,000,000	1,921,637
2.7% 1/11/23	1,782,000	1,803,624
3% 4/1/25	5,350,000	5,477,386
3.35% 1/8/24	3,504,000	3,600,073
		139,900,600
Diversified Financial Services - 0.7%
AB Svensk Exportkredit:
0.25% 9/29/23	3,316,000	3,254,117
0.75% 4/6/23	4,000,000	3,978,799
1.75% 12/12/23	10,000,000	10,041,351
2.375% 3/9/22	998,000	998,379
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	3,000,000	2,845,212
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,300,000	6,664,150
2.85% 10/15/50	3,200,000	2,807,106
4.2% 8/15/48	2,116,000	2,341,070
4.25% 1/15/49	1,528,000	1,703,736
5.75% 1/15/40	891,000	1,170,594
Berkshire Hathaway, Inc.:
2.75% 3/15/23	2,000,000	2,023,832
3.125% 3/15/26	2,050,000	2,126,446
4.5% 2/11/43	356,000	406,618
Blackstone Private Credit Fund 2.7% 1/15/25 (b)	4,700,000	4,585,692
BP Capital Markets America, Inc.:
3% 2/24/50	6,390,000	5,460,662
3.017% 1/16/27	1,693,000	1,724,687
3.06% 6/17/41	3,600,000	3,227,197
3.633% 4/6/30	5,000,000	5,204,498
Brixmor Operating Partnership LP:
3.9% 3/15/27	1,005,000	1,045,721
4.05% 7/1/30	1,138,000	1,180,611
4.125% 6/15/26	1,346,000	1,422,452
4.125% 5/15/29	1,216,000	1,285,903
DH Europe Finance II SARL:
2.6% 11/15/29	1,500,000	1,463,737
3.4% 11/15/49	1,000,000	980,008
Equitable Holdings, Inc. 5% 4/20/48	2,150,000	2,388,786
Japan International Cooperation Agency 1.75% 4/28/31	2,622,000	2,518,717
KfW:
0% 4/18/36	13,551,000	10,010,141
0.25% 10/19/23	7,000,000	6,870,036
0.375% 7/18/25	3,680,000	3,511,432
2% 10/4/22	908,000	913,966
2% 5/2/25	682,000	687,634
2.125% 3/7/22	1,458,000	1,458,333
2.125% 1/17/23	2,139,000	2,158,392
2.375% 12/29/22	3,716,000	3,757,066
2.5% 11/20/24	5,558,000	5,681,646
2.625% 2/28/24	6,735,000	6,882,378
2.875% 4/3/28	2,738,000	2,886,886
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	1,515,000	1,510,516
2.5% 11/15/27	1,576,000	1,620,396
3.125% 11/14/23	5,000,000	5,139,821
Voya Financial, Inc.:
3.65% 6/15/26	2,814,000	2,963,055
5.7% 7/15/43	668,000	830,816
		129,732,595
Insurance - 0.8%
ACE INA Holdings, Inc.:
1.375% 9/15/30	6,000,000	5,369,937
3.05% 12/15/61	1,400,000	1,250,601
3.35% 5/3/26	4,752,000	4,935,560
4.35% 11/3/45	713,000	814,362
AFLAC, Inc.:
3.6% 4/1/30	4,959,000	5,263,049
4% 10/15/46	673,000	718,070
Allstate Corp.:
1.45% 12/15/30	7,877,000	7,071,324
3.28% 12/15/26	841,000	872,905
4.2% 12/15/46	1,348,000	1,486,772
American International Group, Inc.:
3.75% 7/10/25	3,168,000	3,295,284
3.875% 1/15/35	481,000	504,022
3.9% 4/1/26	672,000	707,395
4.125% 2/15/24	5,700,000	5,936,058
4.2% 4/1/28	3,307,000	3,584,582
4.375% 6/30/50	2,390,000	2,641,065
4.5% 7/16/44	1,582,000	1,755,167
4.7% 7/10/35	1,034,000	1,165,690
4.75% 4/1/48	923,000	1,064,215
5.75% 4/1/48 (a)	2,050,000	2,106,375
Aon Corp. 3.75% 5/2/29	2,400,000	2,513,136
Aon PLC:
3.5% 6/14/24	3,556,000	3,648,218
4% 11/27/23	535,000	551,660
4.6% 6/14/44	285,000	313,265
4.75% 5/15/45	1,048,000	1,165,276
Arch Capital Group Ltd. 3.635% 6/30/50	2,400,000	2,297,643
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	4,000,000	3,575,888
3.967% 11/15/46	445,000	490,503
Brighthouse Financial, Inc.:
3.7% 6/22/27	1,090,000	1,128,862
4.7% 6/22/47	1,693,000	1,691,767
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	1,800,000	1,934,580
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	1,256,000	1,245,029
3.6% 8/19/49	1,607,000	1,569,672
4.4% 3/15/48	1,731,000	1,923,585
Lincoln National Corp.:
3.625% 12/12/26	1,069,000	1,120,484
4.35% 3/1/48	2,260,000	2,441,429
Manulife Financial Corp. 4.15% 3/4/26	6,250,000	6,622,996
Markel Corp. 5% 5/20/49	1,700,000	1,976,209
Marsh & McLennan Companies, Inc.:
2.375% 12/15/31	2,200,000	2,077,039
3.5% 6/3/24	339,000	348,960
3.875% 3/15/24	1,693,000	1,751,865
4.05% 10/15/23	1,207,000	1,242,963
4.2% 3/1/48	868,000	944,850
4.35% 1/30/47	499,000	554,010
4.375% 3/15/29	3,313,000	3,613,373
4.9% 3/15/49	1,657,000	1,983,138
MetLife, Inc.:
4.05% 3/1/45	690,000	749,764
4.125% 8/13/42	2,600,000	2,774,994
4.368% 9/15/23 (a)	5,600,000	5,797,462
4.6% 5/13/46	4,308,000	5,066,976
4.721% 12/15/44 (a)	891,000	1,032,901
5.875% 2/6/41	341,000	442,207
Pricoa Global Funding I 5.625% 6/15/43 (a)	1,000,000	1,025,000
Principal Financial Group, Inc.:
2.125% 6/15/30	1,760,000	1,665,648
4.3% 11/15/46	1,425,000	1,584,499
Progressive Corp.:
2.45% 1/15/27	2,145,000	2,166,070
4.125% 4/15/47	2,390,000	2,625,556
4.2% 3/15/48	1,100,000	1,224,764
Prudential Financial, Inc.:
3.878% 3/27/28	740,000	790,988
3.905% 12/7/47	2,119,000	2,206,591
3.935% 12/7/49	1,910,000	1,995,725
4.35% 2/25/50	2,633,000	2,944,075
4.418% 3/27/48	1,132,000	1,268,487
4.6% 5/15/44	1,400,000	1,586,539
5.125% 3/1/52 (a)	1,000,000	1,013,750
5.7% 12/14/36	68,000	86,478
The Chubb Corp.:
6% 5/11/37	983,000	1,301,725
6.5% 5/15/38	626,000	868,126
The Travelers Companies, Inc.:
4.1% 3/4/49	1,200,000	1,320,034
4.3% 8/25/45	261,000	293,142
6.25% 6/15/37	5,488,000	7,291,395
Unum Group 4.5% 12/15/49	1,000,000	969,195
Willis Group North America, Inc.:
2.95% 9/15/29	3,000,000	2,938,507
4.5% 9/15/28	3,479,000	3,707,969
		156,007,400

TOTAL FINANCIALS		1,637,221,642

HEALTH CARE - 2.6%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	3,080,000	3,109,226
2.9% 11/6/22	1,016,000	1,026,059
2.95% 11/21/26	2,100,000	2,138,002
3.2% 11/21/29	4,000,000	4,051,064
3.25% 10/1/22	535,000	538,563
3.6% 5/14/25	1,604,000	1,656,722
3.8% 3/15/25	1,572,000	1,634,609
4.05% 11/21/39	7,870,000	8,260,621
4.25% 11/14/28	1,478,000	1,595,877
4.25% 11/21/49	4,700,000	4,997,661
4.3% 5/14/36	1,116,000	1,222,001
4.4% 11/6/42	851,000	917,486
4.45% 5/14/46	1,247,000	1,343,480
4.55% 3/15/35	1,186,000	1,306,288
4.7% 5/14/45	1,752,000	1,942,002
4.75% 3/15/45	1,128,000	1,251,258
4.875% 11/14/48	1,710,000	1,964,144
Amgen, Inc.:
1.65% 8/15/28	1,200,000	1,125,209
1.9% 2/21/25	2,000,000	1,993,928
2.6% 8/19/26	1,872,000	1,887,229
2.77% 9/1/53	2,260,000	1,833,629
2.8% 8/15/41	5,000,000	4,411,125
3.125% 5/1/25	356,000	364,832
3.15% 2/21/40	3,890,000	3,634,526
3.375% 2/21/50	2,500,000	2,291,934
4.4% 5/1/45	1,770,000	1,880,605
4.663% 6/15/51	2,224,000	2,489,257
4.95% 10/1/41	1,200,000	1,365,890
Biogen, Inc. 3.15% 5/1/50	4,250,000	3,472,649
Gilead Sciences, Inc.:
1.65% 10/1/30	3,200,000	2,899,347
2.8% 10/1/50	3,200,000	2,705,961
3.65% 3/1/26	1,102,000	1,149,137
4.15% 3/1/47	2,217,000	2,323,446
4.75% 3/1/46	4,393,000	4,976,105
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	2,100,000	1,875,711
		81,635,583
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
1.15% 1/30/28	5,000,000	4,694,736
3.75% 11/30/26	7,242,000	7,725,944
4.75% 11/30/36	802,000	949,737
4.9% 11/30/46	2,854,000	3,523,828
Baxter International, Inc.:
1.915% 2/1/27 (b)	4,700,000	4,556,654
2.539% 2/1/32 (b)	4,700,000	4,514,836
Becton, Dickinson & Co.:
2.823% 5/20/30	1,900,000	1,866,962
3.363% 6/6/24	808,000	827,830
3.7% 6/6/27	5,003,000	5,244,344
4.669% 6/6/47	256,000	287,201
4.685% 12/15/44	1,937,000	2,161,919
Boston Scientific Corp.:
3.45% 3/1/24	829,000	849,962
4% 3/1/29	1,925,000	2,042,623
4.7% 3/1/49	3,457,000	3,928,171
Medtronic Global Holdings SCA 3.35% 4/1/27	2,611,000	2,724,607
Medtronic, Inc. 4.625% 3/15/45	3,404,000	3,987,813
Stryker Corp.:
1.95% 6/15/30	1,650,000	1,527,462
2.9% 6/15/50	2,850,000	2,518,875
3.5% 3/15/26	3,600,000	3,737,804
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	7,228,000	7,432,575
		65,103,883
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	2,674,000	2,709,452
4.125% 11/15/42	2,022,000	2,072,871
6.625% 6/15/36	1,160,000	1,537,304
AHS Hospital Corp. 2.78% 7/1/51	3,500,000	3,060,694
Allina Health System, Inc. 3.887% 4/15/49	1,239,000	1,323,091
AmerisourceBergen Corp. 2.7% 3/15/31	4,100,000	3,949,824
Anthem, Inc.:
3.3% 1/15/23	356,000	361,423
3.65% 12/1/27	4,099,000	4,297,999
3.7% 9/15/49	1,140,000	1,127,781
4.375% 12/1/47	6,457,000	7,094,513
4.625% 5/15/42	464,000	517,954
4.65% 1/15/43	356,000	399,224
Banner Health:
2.907% 1/1/42	1,500,000	1,397,597
2.913% 1/1/51	2,700,000	2,452,521
Baptist Healthcare System Obli 3.54% 8/15/50	3,000,000	3,023,566
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	1,786,000	1,663,317
Cardinal Health, Inc. 4.368% 6/15/47	2,476,000	2,535,906
Children's Hospital Medical Center 4.268% 5/15/44	592,000	671,221
Children's Hospital of Philadelphia 2.704% 7/1/50	1,964,000	1,728,870
Cigna Corp.:
1.25% 3/15/26	3,645,000	3,486,861
2.375% 3/15/31	1,500,000	1,413,846
3% 7/15/23	82,000	83,218
3.75% 7/15/23	99,000	101,562
4.125% 11/15/25	1,756,000	1,850,217
4.375% 10/15/28	8,532,000	9,247,535
4.5% 2/25/26	2,078,000	2,224,195
4.8% 8/15/38	4,201,000	4,680,045
4.8% 7/15/46	2,355,000	2,628,388
4.9% 12/15/48	2,618,000	2,973,836
6.125% 11/15/41	535,000	691,427
CommonSpirit Health:
3.91% 10/1/50	3,000,000	3,038,910
4.35% 11/1/42	356,000	375,360
CVS Health Corp.:
2.7% 8/21/40	3,100,000	2,705,966
2.875% 6/1/26	1,336,000	1,351,977
3% 8/15/26	1,016,000	1,033,985
3.25% 8/15/29	4,595,000	4,674,592
3.75% 4/1/30	3,030,000	3,172,131
3.875% 7/20/25	831,000	868,793
4.1% 3/25/25	735,000	769,696
4.3% 3/25/28	4,260,000	4,598,905
4.875% 7/20/35	553,000	636,399
5.05% 3/25/48	4,884,000	5,702,882
5.125% 7/20/45	4,500,000	5,210,160
5.3% 12/5/43	4,832,000	5,748,514
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	2,400,000	2,470,351
HCA Holdings, Inc.:
4.125% 6/15/29	1,540,000	1,614,014
4.5% 2/15/27	5,500,000	5,829,127
5.25% 6/15/26	1,499,000	1,623,130
5.25% 6/15/49	3,120,000	3,549,074
Humana, Inc.:
1.35% 2/3/27	1,800,000	1,697,215
2.15% 2/3/32	1,900,000	1,745,742
3.85% 10/1/24	5,351,000	5,547,034
3.95% 3/15/27	5,493,000	5,803,926
4.95% 10/1/44	445,000	517,215
Indiana University Health, Inc. 2.852% 11/1/51	3,600,000	3,304,171
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	2,292,000	2,447,504
Kaiser Foundation Hospitals:
2.81% 6/1/41	1,107,000	1,023,253
3.266% 11/1/49	1,900,000	1,843,317
4.15% 5/1/47	1,136,000	1,265,187
4.875% 4/1/42	321,000	396,097
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	535,000	627,929
MidMichigan Health 3.409% 6/1/50	833,000	810,377
New York & Presbyterian Hospital:
4.024% 8/1/45	624,000	696,367
4.063% 8/1/56	469,000	538,873
Novant Health, Inc. 3.168% 11/1/51	2,300,000	2,211,804
NYU Hospitals Center 4.784% 7/1/44	1,355,000	1,579,501
Orlando Health Obligated Group 3.327% 10/1/50	1,481,000	1,449,945
Partners Healthcare System, Inc. 4.117% 7/1/55	624,000	727,580
Piedmont Healthcare, Inc. 2.719% 1/1/42	2,688,000	2,398,081
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	3,600,000	3,064,656
Quest Diagnostics, Inc. 2.95% 6/30/30	2,850,000	2,809,773
Sutter Health 3.361% 8/15/50	3,600,000	3,434,521
Trinity Health Corp. 2.632% 12/1/40	1,000,000	909,522
UnitedHealth Group, Inc.:
1.15% 5/15/26	1,800,000	1,723,254
1.25% 1/15/26	1,100,000	1,063,549
2% 5/15/30	1,500,000	1,417,717
2.375% 10/15/22	2,000,000	2,015,080
2.375% 8/15/24	956,000	968,703
2.75% 5/15/40	5,332,000	4,926,440
2.9% 5/15/50	1,100,000	1,006,878
3.25% 5/15/51	1,800,000	1,747,902
3.375% 4/15/27	963,000	1,010,699
3.5% 6/15/23	1,586,000	1,624,997
3.7% 8/15/49	1,728,000	1,789,188
3.75% 7/15/25	5,080,000	5,323,175
3.75% 10/15/47	1,704,000	1,758,378
3.85% 6/15/28	5,270,000	5,647,799
3.875% 12/15/28	371,000	399,343
3.875% 8/15/59	1,798,000	1,895,226
4.2% 1/15/47	642,000	710,628
4.25% 6/15/48	370,000	412,766
4.375% 3/15/42	2,103,000	2,346,193
4.625% 7/15/35	1,100,000	1,267,505
4.625% 11/15/41	1,000,000	1,155,786
4.75% 7/15/45	297,000	351,967
5.8% 3/15/36	1,100,000	1,407,098
6.625% 11/15/37	1,100,000	1,537,726
West Virginia University Health System Obligated Group 3.129% 6/1/50	1,400,000	1,281,115
		217,918,926
Life Sciences Tools & Services - 0.0%
Danaher Corp. 4.375% 9/15/45	422,000	471,765
PerkinElmer, Inc. 2.25% 9/15/31	1,900,000	1,738,115
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	788,000	776,303
5.3% 2/1/44	1,038,000	1,310,140
		4,296,323
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	5,100,000	4,887,526
2.25% 5/28/31	2,100,000	2,017,513
AstraZeneca PLC:
4.375% 11/16/45	1,344,000	1,531,744
4.375% 8/17/48	2,246,000	2,570,716
6.45% 9/15/37	579,000	785,800
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)	682,000	681,593
3.95% 4/15/45 (b)	248,000	234,250
Bristol-Myers Squibb Co.:
2.35% 11/13/40	1,356,000	1,163,665
2.9% 7/26/24	5,410,000	5,535,856
3.2% 6/15/26	2,147,000	2,236,242
3.25% 8/1/42	499,000	484,425
3.4% 7/26/29	2,162,000	2,275,787
3.9% 2/20/28	5,000,000	5,381,358
4.125% 6/15/39	3,103,000	3,400,957
4.25% 10/26/49	3,437,000	3,843,559
4.35% 11/15/47	3,400,000	3,866,354
4.55% 2/20/48	346,000	401,373
5% 8/15/45	735,000	899,658
Eli Lilly & Co.:
2.25% 5/15/50	800,000	666,812
3.95% 3/15/49	2,610,000	2,902,514
GlaxoSmithKline Capital PLC 3% 6/1/24	4,550,000	4,643,298
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	3,752,000	5,126,289
Johnson & Johnson:
0.55% 9/1/25	100,000	95,322
1.3% 9/1/30	400,000	364,754
2.1% 9/1/40	5,228,000	4,476,977
2.45% 3/1/26	997,000	1,015,184
2.45% 9/1/60	1,600,000	1,333,045
3.4% 1/15/38	1,663,000	1,724,039
3.5% 1/15/48	1,069,000	1,112,257
3.625% 3/3/37	713,000	769,774
4.5% 12/5/43	1,181,000	1,381,816
4.85% 5/15/41	760,000	915,866
Merck & Co., Inc.:
2.4% 9/15/22	356,000	357,612
2.9% 3/7/24	414,000	423,454
3.6% 9/15/42	356,000	366,791
3.7% 2/10/45	1,141,000	1,188,808
3.9% 3/7/39	4,800,000	5,230,921
4% 3/7/49	2,900,000	3,173,618
Mylan NV 5.2% 4/15/48	2,735,000	2,944,655
Novartis Capital Corp.:
1.75% 2/14/25	1,000,000	993,822
2.4% 5/17/22	2,067,000	2,071,501
2.4% 9/21/22	668,000	672,706
2.75% 8/14/50	2,900,000	2,639,955
3% 11/20/25	1,866,000	1,922,605
3.1% 5/17/27	49,000	50,699
3.7% 9/21/42	504,000	533,434
4% 11/20/45	934,000	1,028,554
Perrigo Finance PLC:
3.9% 6/15/30	1,691,000	1,550,701
4.375% 3/15/26	441,000	442,080
4.9% 12/15/44	322,000	298,526
Pfizer, Inc.:
2.55% 5/28/40	1,837,000	1,679,089
2.7% 5/28/50	800,000	722,994
2.95% 3/15/24	14,417,000	14,760,529
3% 12/15/26	1,195,000	1,238,431
3.2% 9/15/23	2,268,000	2,326,182
3.45% 3/15/29	1,484,000	1,562,717
3.9% 3/15/39	1,123,000	1,217,859
4% 12/15/36	1,693,000	1,862,205
4.125% 12/15/46	2,472,000	2,786,308
4.2% 9/15/48	1,390,000	1,584,844
4.3% 6/15/43	442,000	496,692
4.4% 5/15/44	747,000	859,447
7.2% 3/15/39	963,000	1,431,712
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	85,000	86,096
3.2% 9/23/26	6,983,000	7,167,442
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	3,710,000	3,441,874
3.025% 7/9/40	3,356,000	3,030,123
3.175% 7/9/50	1,800,000	1,612,094
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	504,000	520,416
5.25% 6/15/46	588,000	622,502
Viatris, Inc.:
2.7% 6/22/30	1,780,000	1,661,621
4% 6/22/50	1,780,000	1,578,458
Wyeth LLC 5.95% 4/1/37	1,000,000	1,310,598
Zoetis, Inc.:
3.25% 2/1/23	891,000	899,612
3.95% 9/12/47	356,000	384,733
4.7% 2/1/43	3,132,000	3,605,835
		153,067,178

TOTAL HEALTH CARE		522,021,893

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
3.375% 5/15/23	1,693,000	1,728,263
3.75% 5/15/28	1,676,000	1,771,631
4.25% 4/1/40	2,170,000	2,422,758
4.25% 4/1/50	900,000	1,033,111
L3Harris Technologies, Inc.:
3.85% 12/15/26	1,330,000	1,396,517
4.4% 6/15/28	5,400,000	5,825,770
Lockheed Martin Corp.:
3.55% 1/15/26	15,855,000	16,699,512
4.09% 9/15/52	2,704,000	2,955,063
4.7% 5/15/46	2,189,000	2,586,457
Northrop Grumman Corp.:
3.25% 1/15/28	1,497,000	1,529,425
3.85% 4/15/45	335,000	342,873
4.03% 10/15/47	3,356,000	3,539,274
4.4% 5/1/30	2,958,000	3,259,243
4.75% 6/1/43	1,713,000	1,971,278
Raytheon Technologies Corp.:
1.9% 9/1/31	6,600,000	6,010,705
3.15% 12/15/24	1,586,000	1,621,104
3.65% 8/16/23	480,000	492,157
3.75% 11/1/46	686,000	693,292
4.05% 5/4/47	2,548,000	2,681,346
4.125% 11/16/28	5,752,000	6,215,009
4.35% 4/15/47	1,176,000	1,291,906
4.45% 11/16/38	3,300,000	3,676,532
4.5% 6/1/42	1,315,000	1,470,654
4.625% 11/16/48	1,247,000	1,440,518
4.875% 10/15/40	178,000	205,328
5.4% 5/1/35	1,060,000	1,283,677
5.7% 4/15/40	1,356,000	1,719,800
The Boeing Co.:
2.125% 3/1/22	671,000	671,000
2.196% 2/4/26	4,400,000	4,293,104
2.5% 3/1/25	820,000	821,136
2.7% 2/1/27	7,286,000	7,192,874
2.8% 3/1/23	880,000	889,223
2.95% 2/1/30	1,666,000	1,594,920
3.625% 3/1/48	713,000	632,479
3.65% 3/1/47	492,000	434,584
3.75% 2/1/50	1,950,000	1,811,978
5.15% 5/1/30	8,470,000	9,355,485
5.705% 5/1/40	10,164,000	11,839,982
5.805% 5/1/50	4,000,000	4,752,036
6.875% 3/15/39	588,000	746,980
		120,898,984
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.1% 8/5/29	2,300,000	2,334,742
3.9% 2/1/35	1,052,000	1,097,220
4.25% 5/15/30	1,866,000	2,021,261
4.4% 1/15/47	1,425,000	1,505,321
4.55% 4/1/46	267,000	290,674
4.95% 10/17/48	2,731,000	3,114,413
5.25% 5/15/50	2,143,000	2,570,089
United Parcel Service, Inc.:
2.4% 11/15/26	1,336,000	1,347,286
3.4% 11/15/46	473,000	483,332
3.75% 11/15/47	1,102,000	1,190,956
4.45% 4/1/30	1,840,000	2,078,040
5.3% 4/1/50	2,145,000	2,880,369
6.2% 1/15/38	1,645,000	2,227,326
		23,141,029
Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	2,800,000	2,694,081
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	91,588	91,799
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	1,062,655	1,045,852
Southwest Airlines Co. 5.25% 5/4/25	7,660,000	8,282,125
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	91,757	93,517
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	3,110,400	3,174,566
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	1,284,901	1,300,251
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	503,199	512,168
		17,194,359
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	2,700,000	2,692,391
2.493% 2/15/27	2,000,000	1,989,613
2.722% 2/15/30	3,000,000	2,917,524
3.377% 4/5/40	2,702,000	2,539,531
3.577% 4/5/50	2,550,000	2,425,135
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75% 9/15/30	6,320,000	5,759,585
Masco Corp.:
2% 2/15/31	2,500,000	2,266,435
3.125% 2/15/51	1,200,000	1,043,401
Owens Corning 4.3% 7/15/47	1,600,000	1,689,240
		23,322,855
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.75% 2/15/32	2,300,000	2,051,212
2.9% 7/1/26	7,752,000	7,861,082
3.2% 3/15/25	2,009,000	2,055,016
3.95% 5/15/28	1,872,000	1,988,580
Waste Management, Inc.:
2.4% 5/15/23	945,000	951,417
2.5% 11/15/50	3,780,000	3,166,346
2.9% 9/15/22	1,190,000	1,196,184
4.15% 7/15/49	462,000	515,792
		19,785,629
Electrical Equipment - 0.1%
Eaton Corp.:
2.75% 11/2/22	1,020,000	1,029,881
4% 11/2/32	2,939,000	3,207,979
4.15% 11/2/42	339,000	363,995
		4,601,855
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	713,000	715,334
2% 2/14/25	4,092,000	4,077,408
2.875% 10/15/27	12,000	12,330
3.05% 4/15/30	8,000,000	8,188,939
3.125% 9/19/46	492,000	463,795
3.25% 8/26/49	1,508,000	1,438,125
3.625% 10/15/47	1,900,000	1,911,150
General Electric Co.:
4.35% 5/1/50	2,400,000	2,689,144
4.5% 3/11/44	5,413,000	6,031,516
6.75% 3/15/32	863,000	1,114,040
Honeywell International, Inc.:
1.35% 6/1/25	1,800,000	1,761,875
1.95% 6/1/30	100,000	94,257
2.5% 11/1/26	1,276,000	1,291,820
2.8% 6/1/50	2,800,000	2,647,264
3.812% 11/21/47	249,000	273,873
Roper Technologies, Inc.:
0.45% 8/15/22	1,200,000	1,195,956
1% 9/15/25	1,810,000	1,721,652
1.4% 9/15/27	144,000	134,322
1.75% 2/15/31	1,860,000	1,644,470
2% 6/30/30	3,360,000	3,059,442
3.8% 12/15/26	1,515,000	1,593,417
		42,060,129
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	3,800,000	3,733,224
1.7% 1/8/27	5,500,000	5,369,782
2.4% 6/6/22	82,000	82,353
2.4% 8/9/26	508,000	513,222
2.85% 6/1/22	713,000	716,535
3.45% 5/15/23	2,496,000	2,558,447
Caterpillar, Inc.:
2.6% 4/9/30	4,000,000	3,996,630
3.25% 9/19/49	4,273,000	4,205,289
3.803% 8/15/42	445,000	473,422
5.3% 9/15/35	1,247,000	1,551,134
Cummins, Inc. 1.5% 9/1/30	3,890,000	3,491,396
Deere & Co.:
2.875% 9/7/49	2,470,000	2,266,015
5.375% 10/16/29	1,278,000	1,522,323
Illinois Tool Works, Inc. 3.9% 9/1/42	2,300,000	2,438,302
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	2,557,000	2,681,345
4.65% 11/1/44	1,069,000	1,209,344
Otis Worldwide Corp.:
2.565% 2/15/30	3,000,000	2,900,023
3.362% 2/15/50	2,000,000	1,863,890
Parker Hannifin Corp.:
2.7% 6/14/24	12,440,000	12,594,200
3.25% 3/1/27	1,007,000	1,042,373
4.1% 3/1/47	1,009,000	1,065,148
Stanley Black & Decker, Inc. 2.3% 3/15/30	6,550,000	6,304,509
		62,578,906
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	1,247,000	1,289,780
Road & Rail - 0.5%
Burlington Northern Santa Fe LLC:
3% 3/15/23	499,000	505,522
3.25% 6/15/27	36,000	37,818
3.85% 9/1/23	80,000	82,608
3.9% 8/1/46	827,000	870,736
4.05% 6/15/48	3,755,000	4,075,702
4.125% 6/15/47	508,000	564,619
4.15% 4/1/45	303,000	329,546
4.375% 9/1/42	802,000	898,261
4.55% 9/1/44	535,000	611,292
4.7% 9/1/45	418,000	490,866
4.9% 4/1/44	713,000	859,428
5.15% 9/1/43	2,203,000	2,725,944
5.75% 5/1/40	1,100,000	1,411,972
Canadian National Railway Co.:
2.45% 5/1/50	2,900,000	2,419,533
3.2% 8/2/46	588,000	565,035
3.65% 2/3/48	1,127,000	1,154,021
Canadian Pacific Railway Co.:
1.75% 12/2/26	3,800,000	3,685,492
2.45% 12/2/31	3,800,000	3,646,981
3.1% 12/2/51	3,800,000	3,445,082
4.8% 8/1/45	1,500,000	1,727,212
CSX Corp.:
2.5% 5/15/51	85,000	70,036
3.25% 6/1/27	91,000	94,258
3.35% 11/1/25	4,900,000	5,066,690
3.4% 8/1/24	825,000	850,211
3.8% 11/1/46	1,019,000	1,035,649
3.95% 5/1/50	637,000	668,448
4.1% 3/15/44	1,207,000	1,279,097
4.25% 3/15/29	3,300,000	3,584,127
4.3% 3/1/48	1,600,000	1,749,147
4.5% 3/15/49	1,729,000	1,949,627
4.75% 11/15/48	1,032,000	1,203,366
Kansas City Southern/Old 3.5% 5/1/50	3,200,000	3,055,636
Norfolk Southern Corp.:
2.3% 5/15/31	1,000,000	964,833
3% 4/1/22	1,336,000	1,338,030
3.65% 8/1/25	2,139,000	2,229,368
3.8% 8/1/28	1,740,000	1,841,366
3.95% 10/1/42	339,000	353,889
4.05% 8/15/52	1,234,000	1,309,549
4.15% 2/28/48	4,436,000	4,742,291
4.65% 1/15/46	582,000	662,970
Union Pacific Corp.:
2.15% 2/5/27	1,800,000	1,775,440
2.75% 3/1/26	1,187,000	1,205,008
2.891% 4/6/36	7,001,000	6,772,177
3% 4/15/27	891,000	916,376
3.25% 2/5/50	2,700,000	2,592,731
3.35% 8/15/46	841,000	813,446
3.5% 6/8/23	2,000,000	2,046,736
3.6% 9/15/37	588,000	603,761
3.646% 2/15/24	2,975,000	3,068,420
3.799% 10/1/51	499,000	518,716
3.799% 4/6/71	2,083,000	2,098,900
3.839% 3/20/60	2,844,000	2,921,632
4.163% 7/15/22	2,330,000	2,338,063
		91,827,664
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24	1,000,000	968,950
2.625% 7/1/22	1,679,000	1,683,085
2.75% 1/15/23	1,782,000	1,796,720
3.125% 12/1/30	1,120,000	1,079,540
3.625% 12/1/27	4,145,000	4,194,961
3.75% 6/1/26	3,707,000	3,811,570
3.875% 7/3/23	5,600,000	5,725,099
4.25% 2/1/24	2,345,000	2,421,386
		21,681,311

TOTAL INDUSTRIALS		428,382,501

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.2% 9/20/23	39,000	39,286
2.5% 9/20/26	91,000	93,002
3.5% 6/15/25	761,000	797,408
5.9% 2/15/39	4,673,000	6,173,573
Motorola Solutions, Inc. 5.5% 9/1/44	1,400,000	1,641,885
		8,745,154
Electronic Equipment & Components - 0.1%
Corning, Inc.:
3.9% 11/15/49	3,700,000	3,727,579
4.75% 3/15/42	891,000	1,025,947
5.35% 11/15/48	1,000,000	1,250,542
Dell International LLC/EMC Corp.:
4% 7/15/24	2,050,000	2,127,050
4.9% 10/1/26	1,685,000	1,825,156
5.3% 10/1/29	6,046,000	6,742,592
6.02% 6/15/26	2,877,000	3,210,297
8.1% 7/15/36	3,200,000	4,431,256
8.35% 7/15/46	1,049,000	1,590,791
Tyco Electronics Group SA:
3.45% 8/1/24	651,000	667,572
7.125% 10/1/37	441,000	630,819
		27,229,601
IT Services - 0.6%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	5,500,000	5,377,625
Fidelity National Information Services, Inc.:
1.15% 3/1/26	5,023,000	4,742,297
2.25% 3/1/31	4,000,000	3,642,032
Fiserv, Inc.:
2.75% 7/1/24	10,000	10,102
3.5% 7/1/29	4,099,000	4,153,342
4.4% 7/1/49	2,682,000	2,858,801
Global Payments, Inc.:
1.2% 3/1/26	7,100,000	6,701,586
2.9% 5/15/30	4,600,000	4,425,928
4.8% 4/1/26	1,000,000	1,072,441
IBM Corp.:
1.95% 5/15/30	2,400,000	2,253,697
2.95% 5/15/50	2,400,000	2,151,504
3% 5/15/24	2,333,000	2,386,138
3.5% 5/15/29	111,000	116,348
3.625% 2/12/24	11,102,000	11,509,921
4% 6/20/42	1,000,000	1,050,413
4.15% 5/15/39	353,000	376,671
4.25% 5/15/49	4,581,000	5,020,229
4.7% 2/19/46	882,000	1,029,121
MasterCard, Inc.:
2.95% 6/1/29	2,430,000	2,495,914
3.3% 3/26/27	1,600,000	1,680,739
3.8% 11/21/46	677,000	724,071
3.85% 3/26/50	4,600,000	4,999,940
PayPal Holdings, Inc.:
1.65% 6/1/25	4,300,000	4,213,390
2.3% 6/1/30	2,800,000	2,667,189
2.4% 10/1/24	1,000,000	1,007,945
2.85% 10/1/29	3,160,000	3,147,240
The Western Union Co. 2.85% 1/10/25	2,130,000	2,156,502
Visa, Inc.:
1.9% 4/15/27	5,100,000	5,026,745
2.05% 4/15/30	13,400,000	12,977,395
2.7% 4/15/40	1,000,000	940,268
2.75% 9/15/27	2,125,000	2,177,093
3.15% 12/14/25	1,606,000	1,664,222
4.3% 12/14/45	2,719,000	3,146,994
		107,903,843
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. 2.8% 10/1/41	3,500,000	3,226,174
Applied Materials, Inc.:
2.75% 6/1/50	1,200,000	1,081,811
4.35% 4/1/47	2,303,000	2,648,913
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	1,247,000	1,273,269
3.875% 1/15/27	3,047,000	3,172,532
Broadcom, Inc.:
2.45% 2/15/31 (b)	3,200,000	2,956,067
2.6% 2/15/33 (b)	3,600,000	3,285,415
3.15% 11/15/25	4,600,000	4,686,361
3.419% 4/15/33 (b)	2,500,000	2,437,832
3.459% 9/15/26	3,250,000	3,345,886
3.469% 4/15/34 (b)	3,397,000	3,279,206
3.75% 2/15/51 (b)	3,200,000	2,985,931
4.3% 11/15/32	1,700,000	1,791,135
4.75% 4/15/29	3,167,000	3,441,425
5% 4/15/30	4,750,000	5,244,822
Intel Corp.:
2.35% 5/11/22	3,030,000	3,036,311
3.05% 8/12/51	2,100,000	1,907,195
3.25% 11/15/49	2,050,000	1,920,259
3.734% 12/8/47	583,000	587,777
3.9% 3/25/30	4,700,000	5,058,512
4.1% 5/19/46	1,247,000	1,327,802
4.1% 5/11/47	428,000	456,072
4.6% 3/25/40	1,869,000	2,115,798
4.75% 3/25/50	4,291,000	5,016,672
4.95% 3/25/60	1,000,000	1,227,016
Lam Research Corp. 2.875% 6/15/50	2,800,000	2,497,397
Micron Technology, Inc. 5.327% 2/6/29	2,750,000	3,064,243
NVIDIA Corp.:
2% 6/15/31	1,200,000	1,128,431
2.85% 4/1/30	88,000	89,089
3.5% 4/1/50	2,300,000	2,368,707
NXP BV/NXP Funding LLC 5.55% 12/1/28 (b)	1,300,000	1,477,683
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32 (b)	2,200,000	2,070,411
3.25% 5/11/41 (b)	1,700,000	1,557,137
4.3% 6/18/29 (b)	4,080,000	4,346,521
Qualcomm, Inc.:
1.65% 5/20/32	2,200,000	1,980,072
2.6% 1/30/23	1,336,000	1,352,032
3.25% 5/20/27	20,000	20,848
4.3% 5/20/47	1,800,000	2,032,546
4.65% 5/20/35	1,200,000	1,389,280
4.8% 5/20/45	2,790,000	3,317,970
Texas Instruments, Inc. 4.15% 5/15/48	1,613,000	1,830,554
		98,033,114
Software - 0.5%
Microsoft Corp.:
2.525% 6/1/50	5,390,000	4,782,760
2.675% 6/1/60	1,815,000	1,600,019
2.7% 2/12/25	61,000	62,743
2.875% 2/6/24	80,000	81,915
2.921% 3/17/52	15,678,000	14,969,735
3.041% 3/17/62	736,000	702,418
3.45% 8/8/36	518,000	555,554
3.625% 12/15/23	3,761,000	3,908,382
Oracle Corp.:
2.5% 5/15/22	1,711,000	1,712,834
2.5% 4/1/25	9,270,000	9,257,543
2.625% 2/15/23	1,782,000	1,793,688
2.65% 7/15/26	1,604,000	1,593,010
2.875% 3/25/31	5,200,000	4,963,175
2.95% 11/15/24	4,600,000	4,661,409
2.95% 5/15/25	891,000	897,623
3.25% 11/15/27	3,047,000	3,081,720
3.4% 7/8/24	842,000	861,376
3.6% 4/1/50	500,000	434,659
3.85% 7/15/36	1,805,000	1,734,702
3.85% 4/1/60	3,600,000	3,102,613
3.9% 5/15/35	3,200,000	3,135,909
3.95% 3/25/51	5,200,000	4,763,415
4% 7/15/46	1,746,000	1,604,700
4% 11/15/47	4,491,000	4,098,635
4.1% 3/25/61	1,520,000	1,377,738
4.125% 5/15/45	535,000	497,520
4.3% 7/8/34	1,691,000	1,746,135
4.375% 5/15/55	2,781,000	2,637,322
5.375% 7/15/40	2,898,000	3,189,244
Salesforce.com, Inc. 2.9% 7/15/51	5,900,000	5,349,970
VMware, Inc.:
1% 8/15/24	7,800,000	7,574,358
1.4% 8/15/26	8,200,000	7,771,917
		104,504,741
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.7% 2/8/26	700,000	669,380
1.7% 8/5/31	2,700,000	2,502,758
2.1% 9/12/22	1,515,000	1,523,904
2.2% 9/11/29	6,000,000	5,889,205
2.3% 5/11/22	1,425,000	1,428,256
2.375% 2/8/41	5,500,000	4,898,687
2.4% 1/13/23	5,347,000	5,396,611
2.45% 8/4/26	3,672,000	3,727,848
2.55% 8/20/60	3,400,000	2,817,161
2.65% 5/11/50	2,594,000	2,301,453
2.7% 5/13/22	1,186,000	1,190,546
2.85% 8/5/61	2,700,000	2,398,780
2.9% 9/12/27	4,000	4,127
2.95% 9/11/49	2,630,000	2,451,819
3% 11/13/27	1,782,000	1,852,567
3.2% 5/13/25	1,870,000	1,937,679
3.2% 5/11/27	8,593,000	8,988,625
3.75% 11/13/47	1,243,000	1,328,033
3.85% 5/4/43	4,217,000	4,534,548
4.25% 2/9/47	445,000	507,795
4.375% 5/13/45	836,000	955,672
4.5% 2/23/36	1,651,000	1,940,815
4.65% 2/23/46	4,507,000	5,468,427
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (a)	1,737,000	1,863,314
6.2% 10/15/35 (a)	776,000	927,929
6.35% 10/15/45 (a)	1,669,000	1,990,323
HP, Inc.:
2.2% 6/17/25	2,800,000	2,781,863
3.4% 6/17/30	2,820,000	2,847,465
6% 9/15/41	1,367,000	1,633,070
		76,758,660

TOTAL INFORMATION TECHNOLOGY		423,175,113

MATERIALS - 0.7%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	1,500,000	1,468,645
2.7% 5/15/40	1,561,000	1,421,281
2.8% 5/15/50	1,000,000	896,018
CF Industries Holdings, Inc. 5.375% 3/15/44	2,000,000	2,253,320
DuPont de Nemours, Inc.:
4.205% 11/15/23	31,000	32,108
4.725% 11/15/28	3,056,000	3,381,561
5.319% 11/15/38	3,700,000	4,398,587
5.419% 11/15/48	1,000,000	1,254,975
Eastman Chemical Co.:
4.5% 12/1/28	2,700,000	2,923,575
4.65% 10/15/44	535,000	585,136
Ecolab, Inc.:
2.7% 11/1/26	1,176,000	1,196,168
2.75% 8/18/55	73,000	63,108
3.95% 12/1/47	593,000	645,866
4.8% 3/24/30	1,745,000	1,997,094
International Flavors & Fragrances, Inc. 5% 9/26/48	1,500,000	1,714,769
Linde, Inc./Connecticut:
2.2% 8/15/22	356,000	356,938
3.2% 1/30/26	1,130,000	1,173,827
3.55% 11/7/42	1,356,000	1,431,644
LYB International Finance BV:
4% 7/15/23	569,000	585,243
4.875% 3/15/44	1,043,000	1,146,512
LYB International Finance II BV 3.5% 3/2/27	4,361,000	4,531,469
LYB International Finance III LLC:
3.375% 10/1/40	2,000,000	1,871,794
3.625% 4/1/51	2,000,000	1,888,646
4.2% 10/15/49	1,500,000	1,517,575
LyondellBasell Industries NV 4.625% 2/26/55	667,000	700,082
Nutrien Ltd.:
2.95% 5/13/30	2,600,000	2,587,854
4% 12/15/26	2,032,000	2,163,378
4.2% 4/1/29	921,000	994,894
5% 4/1/49	1,605,000	1,937,050
5.25% 1/15/45	624,000	752,978
5.625% 12/1/40	321,000	397,552
Sherwin-Williams Co.:
2.75% 6/1/22	42,000	42,097
3.45% 6/1/27	5,613,000	5,839,238
4.5% 6/1/47	1,520,000	1,667,289
The Dow Chemical Co.:
2.1% 11/15/30	4,695,000	4,377,898
3.6% 11/15/50	2,883,000	2,757,045
3.625% 5/15/26	1,767,000	1,844,611
4.375% 11/15/42	869,000	929,330
4.8% 11/30/28	1,524,000	1,697,095
4.8% 5/15/49	1,277,000	1,443,818
9.4% 5/15/39	535,000	898,811
The Mosaic Co.:
4.05% 11/15/27	2,727,000	2,882,843
4.25% 11/15/23	1,941,000	2,006,762
5.625% 11/15/43	668,000	825,608
Westlake Corp.:
3.6% 8/15/26	10,080,000	10,469,028
5% 8/15/46	356,000	404,012
		86,355,132
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
3.2% 7/15/51	1,000,000	890,792
4.25% 12/15/47	1,400,000	1,466,188
		2,356,980
Containers & Packaging - 0.1%
International Paper Co.:
4.4% 8/15/47	854,000	929,154
5% 9/15/35	2,600,000	3,058,042
5.15% 5/15/46	2,281,000	2,745,587
WRKCo, Inc. 3% 6/15/33	2,820,000	2,723,033
		9,455,816
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	802,000	939,431
Barrick North America Finance LLC 5.7% 5/30/41	2,354,000	2,929,788
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	1,000,000	1,260,778
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	3,615,000	4,361,538
Newmont Corp.:
2.25% 10/1/30	1,100,000	1,027,888
5.45% 6/9/44	1,141,000	1,388,538
6.25% 10/1/39	2,100,000	2,709,223
Nucor Corp.:
2.979% 12/15/55	2,013,000	1,732,002
4% 8/1/23	535,000	549,207
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	3,917,000	4,769,554
7.125% 7/15/28	2,166,000	2,705,482
Southern Copper Corp.:
3.875% 4/23/25	2,654,000	2,723,336
5.25% 11/8/42	1,029,000	1,181,292
5.875% 4/23/45	3,010,000	3,728,412
Vale Overseas Ltd.:
3.75% 7/8/30	4,600,000	4,517,200
6.875% 11/21/36	1,700,000	2,069,750
Vale SA 5.625% 9/11/42	1,176,000	1,286,556
		39,879,975
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	3,800,000	3,457,050
6% 1/15/29	4,000,000	4,367,000
		7,824,050

TOTAL MATERIALS		145,871,953

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	2,000,000	1,809,342
3% 5/18/51	2,250,000	1,973,015
4.85% 4/15/49	2,300,000	2,688,134
American Tower Corp.:
1.3% 9/15/25	1,400,000	1,339,947
2.1% 6/15/30	1,500,000	1,358,232
3.1% 6/15/50	1,500,000	1,257,730
3.55% 7/15/27	3,124,000	3,207,070
3.6% 1/15/28	511,000	524,203
3.8% 8/15/29	5,241,000	5,411,486
AvalonBay Communities, Inc.:
2.45% 1/15/31	2,000,000	1,952,037
2.95% 5/11/26	4,800,000	4,921,028
3.45% 6/1/25	8,100,000	8,366,716
Boston Properties, Inc.:
2.75% 10/1/26	1,247,000	1,250,765
2.9% 3/15/30	396,000	385,526
3.125% 9/1/23	339,000	344,273
3.4% 6/21/29	5,000,000	5,110,846
3.8% 2/1/24	2,128,000	2,187,135
4.5% 12/1/28	2,800,000	3,057,197
Crown Castle International Corp.:
1.35% 7/15/25	2,169,000	2,080,720
2.25% 1/15/31	3,900,000	3,514,887
3.25% 1/15/51	2,380,000	2,042,000
3.65% 9/1/27	3,123,000	3,229,576
3.8% 2/15/28	3,000,000	3,119,602
4.3% 2/15/29	2,600,000	2,744,198
4.45% 2/15/26	2,000,000	2,114,523
Duke Realty LP 1.75% 2/1/31	4,700,000	4,231,846
Equinix, Inc.:
1.45% 5/15/26	4,119,000	3,919,219
2.5% 5/15/31	3,600,000	3,329,130
ERP Operating LP:
1.85% 8/1/31	3,100,000	2,873,646
3% 4/15/23	335,000	339,062
3% 7/1/29	3,570,000	3,612,773
3.25% 8/1/27	2,314,000	2,394,152
Healthpeak Properties, Inc.:
2.875% 1/15/31	3,150,000	3,096,181
3% 1/15/30	3,700,000	3,682,410
3.4% 2/1/25	87,000	89,601
Kilroy Realty LP 3.05% 2/15/30	3,200,000	3,134,829
Kimco Realty Corp.:
1.9% 3/1/28	3,000,000	2,835,649
3.5% 4/15/23	677,000	686,252
3.8% 4/1/27	713,000	749,107
4.125% 12/1/46	1,782,000	1,843,079
4.45% 9/1/47	924,000	1,006,282
National Retail Properties, Inc. 3% 4/15/52	2,400,000	1,999,367
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	1,000,000	945,933
4.375% 8/1/23	294,000	301,632
4.5% 1/15/25	1,428,000	1,487,182
4.5% 4/1/27	3,693,000	3,898,087
Prologis LP:
1.25% 10/15/30	6,800,000	5,995,778
2.25% 4/15/30	2,159,000	2,068,231
3.25% 10/1/26	831,000	863,956
Realty Income Corp.:
2.85% 12/15/32	2,610,000	2,538,137
3.25% 1/15/31	5,250,000	5,322,887
Regency Centers LP 3.7% 6/15/30	2,020,000	2,106,638
Simon Property Group LP:
2.2% 2/1/31	1,700,000	1,590,261
2.45% 9/13/29	2,340,000	2,260,099
3.25% 9/13/49	420,000	385,914
3.3% 1/15/26	5,700,000	5,841,374
3.375% 10/1/24	1,600,000	1,645,996
3.375% 12/1/27	4,210,000	4,340,069
3.8% 7/15/50	2,369,000	2,390,961
UDR, Inc. 2.1% 6/15/33	3,800,000	3,358,683
Ventas Realty LP:
3.25% 10/15/26	624,000	638,513
3.5% 2/1/25	713,000	734,510
3.85% 4/1/27	1,693,000	1,783,333
4% 3/1/28	3,744,000	3,978,907
4.125% 1/15/26	258,000	273,253
4.375% 2/1/45	535,000	565,043
4.875% 4/15/49	1,000,000	1,150,904
Welltower, Inc.:
4% 6/1/25	2,257,000	2,362,924
4.95% 9/1/48	1,782,000	2,114,402
Weyerhaeuser Co. 4% 4/15/30	2,460,000	2,614,818
		169,371,198
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	677,000	684,754
CBRE Group, Inc. 4.875% 3/1/26	1,016,000	1,101,418
Digital Realty Trust LP 3.7% 8/15/27	1,425,000	1,490,530
Essex Portfolio LP 2.65% 3/15/32	4,300,000	4,112,800
Mid-America Apartments LP:
1.7% 2/15/31	2,100,000	1,898,387
3.95% 3/15/29	1,700,000	1,819,303
Tanger Properties LP 3.875% 7/15/27	1,105,000	1,142,307
		12,249,499

TOTAL REAL ESTATE		181,620,697

UTILITIES - 2.1%
Electric Utilities - 1.5%
AEP Texas, Inc. 3.45% 5/15/51	1,500,000	1,361,866
AEP Transmission Co. LLC 2.75% 8/15/51	3,000,000	2,560,674
Alabama Power Co.:
3.7% 12/1/47	1,049,000	1,063,197
3.75% 3/1/45	178,000	176,904
4.15% 8/15/44	829,000	878,807
4.3% 7/15/48	1,048,000	1,135,047
5.2% 6/1/41	686,000	804,942
6% 3/1/39	1,800,000	2,310,508
American Electric Power Co., Inc.:
2.95% 12/15/22	713,000	719,379
3.25% 3/1/50	2,003,000	1,753,041
4.3% 12/1/28	3,117,000	3,344,923
Appalachian Power Co. 4.45% 6/1/45	1,069,000	1,125,123
Arizona Public Service Co. 3.35% 5/15/50	4,100,000	3,656,483
Baltimore Gas & Electric Co.:
2.9% 6/15/50	2,000,000	1,802,657
3.35% 7/1/23	508,000	516,944
3.5% 8/15/46	445,000	441,450
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	3,700,000	3,564,584
3.55% 8/1/42	339,000	339,209
Cincinnati Gas & Electric Co. 4.3% 2/1/49	2,109,000	2,291,020
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,009,000	1,049,010
Commonwealth Edison Co.:
2.75% 9/1/51	3,000,000	2,601,763
3.1% 11/1/24	1,782,000	1,821,467
3.2% 11/15/49	1,000,000	942,015
3.65% 6/15/46	510,000	521,586
3.7% 3/1/45	553,000	560,668
3.75% 8/15/47	1,096,000	1,117,347
4% 3/1/48	1,217,000	1,298,109
4% 3/1/49	84,000	89,639
Dominion Energy South Carolina 6.05% 1/15/38	2,800,000	3,585,526
DTE Electric Co.:
2.65% 6/15/22	1,425,000	1,426,201
4.05% 5/15/48	1,570,000	1,711,301
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,069,000	1,104,025
3.75% 6/1/45	356,000	357,095
3.875% 3/15/46	696,000	717,676
3.95% 3/15/48	1,100,000	1,142,867
4% 9/30/42	668,000	696,975
6.05% 4/15/38	111,000	142,790
Duke Energy Corp.:
2.45% 6/1/30	1,300,000	1,235,203
2.65% 9/1/26	2,379,000	2,390,306
3.3% 6/15/41	4,630,000	4,237,869
3.75% 4/15/24	13,569,000	13,997,651
3.75% 9/1/46	1,627,000	1,554,333
3.95% 10/15/23	435,000	446,445
3.95% 8/15/47	1,420,000	1,402,561
4.8% 12/15/45	2,998,000	3,301,521
Duke Energy Florida LLC 3.4% 10/1/46	445,000	427,961
Duke Energy Industries, Inc. 3.25% 10/1/49	3,100,000	2,854,258
Duke Energy Progress LLC:
2.8% 5/15/22	776,000	777,497
4.15% 12/1/44	321,000	338,857
4.375% 3/30/44	356,000	387,024
Edison International:
2.95% 3/15/23	1,460,000	1,468,215
5.75% 6/15/27	7,890,000	8,758,887
Entergy Corp.:
0.9% 9/15/25	3,200,000	3,029,197
2.8% 6/15/30	1,211,000	1,163,751
2.95% 9/1/26	837,000	846,514
3.75% 6/15/50	3,400,000	3,284,145
4% 7/15/22	1,183,000	1,189,735
Entergy Louisiana LLC 4% 3/15/33	677,000	730,250
Entergy Mississippi LLC 3.85% 6/1/49	1,000,000	1,039,582
Entergy, Inc.:
3.55% 9/30/49	1,300,000	1,247,511
4% 3/30/29	1,407,000	1,497,270
Eversource Energy:
2.55% 3/15/31	5,000,000	4,769,227
2.9% 10/1/24	1,524,000	1,545,056
3.35% 3/15/26	1,178,000	1,209,726
3.45% 1/15/50	1,000,000	937,105
Exelon Corp.:
3.4% 4/15/26	2,000,000	2,062,741
3.95% 6/15/25	3,502,000	3,642,754
4.45% 4/15/46	1,100,000	1,187,485
5.1% 6/15/45	196,000	226,239
FirstEnergy Corp.:
1.6% 1/15/26	1,950,000	1,833,000
2.25% 9/1/30	1,950,000	1,785,167
4.4% 7/15/27	1,515,000	1,569,086
5.35% 7/15/47	1,969,000	2,080,544
Florida Power & Light Co.:
2.85% 4/1/25	3,700,000	3,778,674
3.125% 12/1/25	909,000	936,115
3.15% 10/1/49	252,000	240,222
3.25% 6/1/24	842,000	866,763
3.7% 12/1/47	1,100,000	1,130,849
4.05% 10/1/44	3,466,000	3,720,201
4.125% 6/1/48	2,192,000	2,410,250
Georgia Power Co. 4.3% 3/15/42	2,000,000	2,086,808
Indiana Michigan Power Co.:
3.2% 3/15/23	495,000	500,980
3.25% 5/1/51	1,500,000	1,380,748
Interstate Power and Light Co. 2.3% 6/1/30	2,510,000	2,408,790
Kentucky Utilities Co. 5.125% 11/1/40	1,730,000	2,034,842
MidAmerican Energy Co. 3.65% 8/1/48	4,102,000	4,147,939
NextEra Energy Capital Holdings, Inc.:
2.25% 6/1/30	1,301,000	1,214,842
2.75% 11/1/29	8,382,000	8,234,915
3.5% 4/1/29	5,000,000	5,169,693
Northern States Power Co.:
2.6% 6/1/51	1,000,000	855,737
3.4% 8/15/42	356,000	350,093
4.125% 5/15/44	802,000	868,338
NSTAR Electric Co. 3.2% 5/15/27	1,364,000	1,409,206
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	6,243,000	5,851,376
3.1% 9/15/49	2,471,000	2,285,520
3.8% 9/30/47	2,700,000	2,788,537
4.1% 11/15/48	1,000,000	1,077,460
Pacific Gas & Electric Co.:
2.1% 8/1/27	3,000,000	2,786,786
2.5% 2/1/31	4,200,000	3,739,936
3.25% 6/1/31	1,000,000	943,056
3.3% 8/1/40	2,850,000	2,401,303
3.45% 7/1/25	1,000,000	1,009,633
4% 12/1/46	2,822,000	2,431,030
4.3% 3/15/45	5,099,000	4,585,657
4.55% 7/1/30	4,496,000	4,618,301
PacifiCorp:
3.6% 4/1/24	713,000	736,169
4.125% 1/15/49	2,399,000	2,512,935
6% 1/15/39	1,104,000	1,398,934
6.25% 10/15/37	1,100,000	1,419,106
PECO Energy Co. 3.9% 3/1/48	2,900,000	3,097,173
Potomac Electric Power Co. 6.5% 11/15/37	678,000	921,050
PPL Capital Funding, Inc. 3.1% 5/15/26	1,425,000	1,450,930
PPL Electric Utilities Corp.:
3% 10/1/49	2,479,000	2,287,616
4.15% 10/1/45	624,000	674,702
Progress Energy, Inc. 6% 12/1/39	926,000	1,142,712
Public Service Co. of Colorado:
2.9% 5/15/25	1,961,000	1,998,432
3.8% 6/15/47	825,000	848,975
6.25% 9/1/37	1,000,000	1,351,206
Public Service Co. of Oklahoma 2.2% 8/15/31	1,500,000	1,401,213
Public Service Electric & Gas Co.:
2.45% 1/15/30	1,700,000	1,657,899
3.15% 1/1/50	2,300,000	2,166,825
3.65% 9/1/42	504,000	510,211
4% 6/1/44	891,000	922,488
Puget Sound Energy, Inc. 4.3% 5/20/45	2,142,000	2,323,564
Southern California Edison Co.:
2.25% 6/1/30	2,054,000	1,928,075
2.95% 2/1/51	4,900,000	4,135,772
4% 4/1/47	1,782,000	1,759,543
4.65% 10/1/43	1,805,000	1,920,106
Southern Co.:
3.25% 7/1/26	1,961,000	2,010,809
3.7% 4/30/30	5,713,000	5,889,084
4.4% 7/1/46	1,305,000	1,367,307
Southwestern Electric Power Co. 3.85% 2/1/48	1,600,000	1,541,328
Tampa Electric Co.:
4.45% 6/15/49	2,088,000	2,399,101
6.15% 5/15/37	1,116,000	1,421,099
Union Electric Co. 3.9% 9/15/42	659,000	686,714
Virginia Electric & Power Co.:
3.1% 5/15/25	713,000	729,823
3.3% 12/1/49	1,440,000	1,377,849
3.45% 2/15/24	490,000	504,026
3.8% 4/1/28	2,657,000	2,823,206
3.8% 9/15/47	2,543,000	2,629,577
4.2% 5/15/45	2,128,000	2,301,955
4.45% 2/15/44	490,000	544,260
4.6% 12/1/48	3,452,000	3,951,937
6% 5/15/37	356,000	458,413
Wisconsin Electric Power Co.:
1.7% 6/15/28	80,000	75,406
4.25% 6/1/44	837,000	909,044
Xcel Energy, Inc.:
3.35% 12/1/26	535,000	552,609
3.4% 6/1/30	1,740,000	1,796,772
4% 6/15/28	13,000,000	13,766,414
		295,754,460
Gas Utilities - 0.1%
Atmos Energy Corp. 4.125% 3/15/49	2,900,000	3,144,812
Dominion Gas Holdings LLC 2.5% 11/15/24	2,000,000	2,001,556
ONE Gas, Inc. 4.658% 2/1/44	1,380,000	1,562,720
Piedmont Natural Gas Co., Inc. 3.5% 6/1/29	8,457,000	8,715,838
Southern California Gas Co. 2.6% 6/15/26	2,358,000	2,383,779
Southern Co. Gas Capital Corp.:
3.95% 10/1/46	2,409,000	2,399,347
5.875% 3/15/41	2,600,000	3,246,390
		23,454,442
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.639% 6/15/31	1,000,000	934,209
3.55% 6/15/26	1,000,000	1,028,449
4.75% 6/15/46	929,000	980,424
Exelon Generation Co. LLC:
3.25% 6/1/25	5,000,000	5,105,268
6.25% 10/1/39	1,242,000	1,447,496
The AES Corp. 1.375% 1/15/26	5,890,000	5,597,598
		15,093,444
Multi-Utilities - 0.4%
Ameren Corp. 3.5% 1/15/31	8,850,000	9,096,172
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	82,000	85,242
3.7% 7/15/30	788,000	833,621
3.8% 7/15/48	4,048,000	4,069,246
4.05% 4/15/25	1,958,000	2,064,147
4.5% 2/1/45	1,186,000	1,306,363
5.15% 11/15/43	1,679,000	1,948,965
CenterPoint Energy, Inc. 3.7% 9/1/49	1,420,000	1,372,447
CMS Energy Corp. 4.875% 3/1/44	891,000	1,014,633
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	510,000	509,147
3.95% 4/1/50	4,295,000	4,418,517
4.45% 3/15/44	1,425,000	1,530,199
4.5% 5/15/58	2,690,000	2,911,359
4.65% 12/1/48	1,866,000	2,081,613
5.5% 12/1/39	1,445,000	1,728,494
Consumers Energy Co.:
2.65% 8/15/52	3,000,000	2,577,034
4.35% 4/15/49	2,410,000	2,723,649
Delmarva Power & Light Co. 4% 6/1/42	713,000	716,673
Dominion Energy, Inc.:
3.9% 10/1/25	2,299,000	2,397,816
4.9% 8/1/41	356,000	399,062
DTE Energy Co.:
2.85% 10/1/26	1,069,000	1,079,136
3.8% 3/15/27	2,408,000	2,484,652
NiSource, Inc.:
0.95% 8/15/25	4,288,000	4,051,095
1.7% 2/15/31	3,300,000	2,888,086
2.95% 9/1/29	1,420,000	1,400,056
3.49% 5/15/27	1,364,000	1,406,459
3.95% 3/30/48	1,782,000	1,747,103
4.375% 5/15/47	852,000	890,877
4.8% 2/15/44	980,000	1,062,929
Puget Energy, Inc.:
3.65% 5/15/25	1,438,000	1,487,118
4.1% 6/15/30	2,600,000	2,696,686
San Diego Gas & Electric Co. 4.5% 8/15/40	178,000	199,860
Sempra Energy:
3.25% 6/15/27	1,087,000	1,110,559
4% 2/1/48	5,578,000	5,603,608
6% 10/15/39	178,000	226,231
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 2.6189% 5/15/67 (a)(c)	753,000	602,400
		72,721,254
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	1,600,000	1,630,195
3.45% 5/1/50	1,200,000	1,153,828
3.75% 9/1/28	5,687,000	5,998,020
3.75% 9/1/47	3,254,000	3,245,081
		12,027,124

TOTAL UTILITIES		419,050,724

TOTAL NONCONVERTIBLE BONDS
(Cost $5,300,375,213)		5,123,565,649

U.S. Government and Government Agency Obligations - 40.3%
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.375% 8/25/25	$8,339,000	$7,950,917
0.5% 6/17/25	10,000,000	9,598,889
0.625% 4/22/25	6,300,000	6,095,059
0.75% 10/8/27	11,000,000	10,337,401
0.875% 8/5/30	9,584,000	8,685,590
1.625% 10/15/24	4,500,000	4,499,254
1.75% 7/2/24	5,641,000	5,658,888
1.875% 4/5/22	5,747,000	5,756,086
1.875% 9/24/26	2,379,000	2,389,136
2% 10/5/22	6,571,000	6,616,092
2.125% 4/24/26	713,000	722,503
2.375% 1/19/23	5,335,000	5,395,585
2.625% 9/6/24	713,000	730,948
2.875% 9/12/23	1,373,000	1,403,892
6.25% 5/15/29	2,000,000	2,571,337
7.25% 5/15/30	5,220,000	7,320,856
Federal Home Loan Bank:
0.375% 9/4/25	2,300,000	2,192,209
0.5% 4/14/25	9,755,000	9,397,207
1.5% 8/15/24	1,280,000	1,278,181
2% 9/9/22	6,775,000	6,818,412
2.5% 2/13/24	890,000	907,780
3.25% 6/9/28	1,700,000	1,835,813
3.25% 11/16/28	4,230,000	4,570,811
5.5% 7/15/36	270,000	373,080
Freddie Mac:
0.25% 8/24/23	18,087,000	17,806,746
0.375% 7/21/25	5,568,000	5,322,233
0.375% 9/23/25	10,325,000	9,830,693
2.75% 6/19/23	4,316,000	4,398,720
6.25% 7/15/32	9,453,000	13,054,789
6.75% 3/15/31	5,634,000	7,766,491
Tennessee Valley Authority:
0.75% 5/15/25	6,800,000	6,590,821
5.25% 9/15/39	3,565,000	4,781,622
5.375% 4/1/56	961,000	1,505,615
5.88% 4/1/36	7,540,000	10,532,483

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		194,696,139

U.S. Treasury Obligations - 39.3%
U.S. Treasury Bonds:
1.125% 5/15/40	15,433,000	12,834,710
1.125% 8/15/40	104,511,000	86,588,996
1.25% 5/15/50	78,395,000	62,538,387
1.375% 11/15/40	177,971,000	153,889,299
1.375% 8/15/50	19,324,000	15,908,332
1.625% 11/15/50	143,869,000	126,053,972
1.75% 8/15/41	37,702,000	34,556,239
1.875% 2/15/41	218,999,000	205,876,168
1.875% 2/15/51	157,669,000	146,779,985
1.875% 11/15/51	89,202,000	83,222,678
2% 11/15/41	114,433,000	109,551,717
2% 2/15/50	130,000	124,490
2% 8/15/51	53,187,000	51,017,968
2.25% 5/15/41	31,812,000	31,711,345
2.25% 8/15/46	8,327,300	8,239,798
2.25% 8/15/49	2,736,600	2,759,369
2.375% 11/15/49	7,928,000	8,220,345
2.375% 5/15/51	48,694,000	50,773,005
2.5% 2/15/45	22,226,600	22,946,360
2.5% 2/15/46	12,667,600	13,118,388
2.5% 5/15/46	4,826,500	4,998,444
2.75% 11/15/42	2,055,000	2,211,533
2.75% 8/15/47	3,057,800	3,347,097
2.75% 11/15/47	3,369,900	3,694,516
2.875% 5/15/43	1,252,400	1,373,041
2.875% 8/15/45	12,491,000	13,779,134
2.875% 11/15/46	2,461,500	2,731,688
2.875% 5/15/49	2,016,400	2,290,898
3% 11/15/44	41,796,400	46,905,030
3% 5/15/45	16,727,200	18,802,418
3% 11/15/45	8,342,000	9,408,538
3% 2/15/47	23,518,100	26,711,417
3% 5/15/47	519,600	591,715
3% 2/15/48	4,353,000	5,007,820
3% 2/15/49	8,691,000	10,085,973
3.125% 11/15/41	1,577,000	1,796,117
3.125% 2/15/43	19,043,200	21,681,725
3.125% 8/15/44	76,300	87,250
3.125% 5/15/48	466,400	549,714
3.375% 5/15/44	2,243,400	2,663,161
3.375% 11/15/48	4,431,700	5,472,111
3.625% 8/15/43	16,520,900	20,253,591
3.625% 2/15/44	20,662,700	25,384,450
3.75% 11/15/43	11,612,800	14,509,196
3.875% 8/15/40	1,400	1,758
4.25% 5/15/39	1,432,500	1,883,178
4.25% 11/15/40	144,500	189,843
4.375% 2/15/38	4,701,900	6,234,609
4.375% 11/15/39	17,800	23,767
4.375% 5/15/40	1,900	2,539
4.375% 5/15/41	5,235,500	7,005,753
4.5% 2/15/36	5,419,200	7,171,126
4.5% 5/15/38	4,680,500	6,294,175
4.5% 8/15/39	4,873,900	6,603,563
4.625% 2/15/40	3,832,100	5,261,503
4.75% 2/15/37	9,026,400	12,323,504
4.75% 2/15/41	489,700	683,610
5% 5/15/37	8,448,700	11,828,510
5.375% 2/15/31	9,530,300	12,354,024
U.S. Treasury Notes:
0.125% 5/31/22	58,000	57,950
0.125% 7/31/22	3,496,000	3,488,899
0.125% 8/31/22	14,376,000	14,334,444
0.125% 9/30/22	2,000	1,993
0.125% 11/30/22	918,000	912,514
0.125% 12/31/22	37,801,000	37,526,352
0.125% 2/28/23	16,267,000	16,111,955
0.125% 3/31/23	19,952,000	19,731,437
0.125% 4/30/23	62,479,000	61,702,893
0.125% 5/31/23	1,000	986
0.125% 7/31/23	91,192,000	89,692,319
0.125% 8/15/23	61,266,000	60,215,384
0.125% 12/15/23	5,282,000	5,160,679
0.125% 1/15/24	142,502,000	139,000,682
0.125% 2/15/24	31,088,000	30,282,869
0.25% 9/30/23	87,700,000	86,182,379
0.25% 11/15/23	226,261,000	221,868,355
0.25% 6/15/24	12,074,000	11,721,213
0.25% 5/31/25	34,270,000	32,722,495
0.25% 6/30/25	2,937,000	2,799,902
0.25% 7/31/25	54,787,000	52,171,777
0.25% 8/31/25	64,170,000	60,989,073
0.25% 9/30/25	97,254,000	92,307,722
0.25% 10/31/25	25,756,000	24,412,865
0.375% 4/15/24	46,275,000	45,174,161
0.375% 8/15/24	15,500,000	15,054,375
0.375% 9/15/24	150,900,000	146,331,738
0.375% 11/30/25	181,970,000	173,084,747
0.375% 12/31/25	186,712,000	177,434,748
0.375% 1/31/26	124,970,000	118,535,997
0.375% 7/31/27	41,405,000	38,440,337
0.375% 9/30/27	35,380,000	32,743,084
0.5% 3/15/23	8,059,000	8,007,687
0.5% 11/30/23	124,902,000	122,906,496
0.5% 2/28/26	62,514,000	59,532,375
0.5% 4/30/27	76,857,000	72,119,487
0.5% 5/31/27	35,607,000	33,356,527
0.5% 6/30/27	6,547,000	6,126,560
0.5% 10/31/27	85,135,000	79,238,736
0.625% 10/15/24	9,400,000	9,165,734
0.625% 7/31/26	47,986,000	45,695,418
0.625% 3/31/27	798,000	754,484
0.625% 11/30/27	1,471,000	1,376,936
0.625% 12/31/27	11,851,000	11,084,851
0.625% 5/15/30	23,469,000	21,327,454
0.625% 8/15/30	30,836,000	27,943,921
0.75% 12/31/23	86,700,000	85,616,250
0.75% 11/15/24	180,070,000	175,919,948
0.75% 3/31/26	42,400,000	40,752,031
0.75% 4/30/26	228,803,000	219,668,754
0.75% 5/31/26	85,730,000	82,233,823
0.75% 8/31/26	52,800,000	50,527,125
0.75% 1/31/28	54,976,000	51,731,127
0.875% 6/30/26	71,968,000	69,356,349
0.875% 9/30/26	57,100,000	54,894,067
0.875% 11/15/30	122,829,000	113,468,086
1% 12/15/24	15,700,000	15,436,289
1% 7/31/28	3,300,000	3,135,645
1.125% 10/31/26	167,200,000	162,471,375
1.125% 2/29/28	119,508,000	114,979,768
1.125% 2/15/31	39,652,000	37,358,070
1.25% 7/31/23	13,243,000	13,236,792
1.25% 8/31/24	46,487,300	46,113,222
1.25% 11/30/26	106,012,000	103,614,306
1.25% 12/31/26	14,400,000	14,067,000
1.25% 3/31/28	15,582,000	15,084,106
1.25% 4/30/28	53,309,000	51,580,622
1.25% 5/31/28	39,296,000	37,992,785
1.25% 6/30/28	77,172,000	74,537,300
1.25% 9/30/28	114,316,000	110,198,838
1.25% 8/15/31	154,327,000	146,538,309
1.375% 6/30/23	11,597,800	11,615,922
1.375% 8/31/23	1,414,100	1,414,818
1.375% 9/30/23	14,100,300	14,105,257
1.375% 1/31/25	9,913,000	9,841,750
1.375% 8/31/26	2,670,800	2,627,608
1.375% 10/31/28	60,500,000	58,762,988
1.375% 12/31/28	22,700,000	22,040,281
1.375% 11/15/31	80,171,000	76,851,420
1.5% 8/15/22	2,045,800	2,054,031
1.5% 9/15/22	4,000	4,017
1.5% 2/28/23	2,682,400	2,692,669
1.5% 3/31/23	10,176,900	10,215,461
1.5% 9/30/24	20,957,000	20,904,608
1.5% 10/31/24	41,850,000	41,733,932
1.5% 11/30/24	37,250,000	37,129,228
1.5% 8/15/26	11,644,100	11,520,381
1.5% 1/31/27	50,200,000	49,607,797
1.5% 11/30/28	113,349,000	110,975,755
1.5% 2/15/30	87,477,000	85,447,261
1.625% 8/31/22	286,200	287,497
1.625% 12/15/22	71,000	71,377
1.625% 4/30/23	8,446,600	8,488,173
1.625% 5/31/23	9,273,600	9,319,968
1.625% 10/31/23	16,784,500	16,848,097
1.625% 2/15/26	1,812,700	1,804,769
1.625% 5/15/26	999,900	994,861
1.625% 9/30/26	1,274,000	1,266,933
1.625% 10/31/26	22,470,000	22,346,240
1.625% 11/30/26	2,021,000	2,009,632
1.625% 8/15/29	101,338,600	100,063,951
1.625% 5/15/31	82,292,000	80,861,534
1.75% 3/31/22	1,478,600	1,480,506
1.75% 5/31/22	2,861,800	2,870,918
1.75% 9/30/22	5,131,500	5,160,766
1.75% 1/31/23	4,570,000	4,598,741
1.75% 6/30/24	7,244,300	7,278,258
1.75% 7/31/24	31,872,800	32,019,714
1.75% 12/31/24	45,915,000	46,081,800
1.75% 11/15/29	23,793,000	23,715,859
1.875% 3/31/22	2,300	2,303
1.875% 8/31/22	1,817,700	1,828,209
1.875% 9/30/22	1,780,600	1,792,077
1.875% 10/31/22	4,883,700	4,917,466
1.875% 6/30/26	15,666,100	15,751,162
1.875% 7/31/26	33,197,000	33,368,172
2% 7/31/22	1,366,000	1,373,790
2% 11/30/22	26,380,700	26,586,799
2% 4/30/24	10,425,000	10,531,286
2% 5/31/24	35,935,300	36,307,286
2% 6/30/24	4,459,800	4,506,663
2% 2/15/25	647,800	654,531
2% 8/15/25	6,441,400	6,504,556
2% 11/15/26	11,997,900	12,131,470
2.125% 5/15/22	16,000	16,057
2.125% 12/31/22	24,694,600	24,922,253
2.125% 11/30/23	20,730,600	20,981,635
2.125% 2/29/24	9,378,800	9,498,600
2.125% 3/31/24	53,728,900	54,415,203
2.125% 7/31/24	2,225,100	2,255,174
2.125% 9/30/24	16,014,500	16,229,695
2.125% 11/30/24	2,535,000	2,569,163
2.125% 5/15/25	1,939,000	1,965,964
2.25% 12/31/23	522,200	529,829
2.25% 1/31/24	6,447,500	6,544,716
2.25% 4/30/24	73,068,600	74,204,589
2.25% 10/31/24	23,871,200	24,274,027
2.25% 11/15/24	15,315,800	15,576,647
2.25% 12/31/24	13,968,400	14,213,393
2.25% 11/15/25	18,937,500	19,297,756
2.25% 2/15/27	944,000	966,273
2.25% 8/15/27	5,291,000	5,421,828
2.25% 11/15/27	43,039,100	44,098,266
2.375% 1/31/23	7,523,300	7,613,227
2.375% 2/29/24	50,172,600	51,056,500
2.375% 8/15/24	5,198,200	5,297,697
2.375% 5/15/27	22,662,000	23,348,057
2.375% 5/15/29	10,691,200	11,090,867
2.5% 3/31/23	19,298,800	19,576,974
2.5% 8/15/23	17,319,200	17,618,903
2.5% 1/31/24	45,416,000	46,306,580
2.5% 5/15/24	17,021,500	17,378,553
2.5% 1/31/25	20,661,800	21,171,081
2.5% 2/28/26	9,949,100	10,239,800
2.625% 12/31/23	39,045,500	39,885,893
2.625% 3/31/25	2,858,900	2,942,545
2.625% 12/31/25	10,880,100	11,244,753
2.625% 1/31/26	9,021,000	9,324,754
2.625% 2/15/29	20,536,100	21,612,641
2.75% 4/30/23	11,148,100	11,346,240
2.75% 5/31/23	800	815
2.75% 7/31/23	10,000	10,206
2.75% 8/31/23	12,756,800	13,023,896
2.75% 11/15/23	12,801,100	13,091,625
2.75% 2/15/24	24,170,600	24,772,977
2.75% 2/28/25	3,753,700	3,873,936
2.75% 6/30/25	3,682,400	3,808,983
2.75% 2/15/28	24,880,400	26,220,637
2.875% 9/30/23	500	512
2.875% 10/31/23	33,848,500	34,662,980
2.875% 11/30/23	22,756,900	23,330,267
2.875% 4/30/25	12,040,300	12,485,697
2.875% 5/31/25	21,522,000	22,324,872
2.875% 5/15/28	46,361,100	49,236,937
2.875% 8/15/28	38,531,600	40,998,526
3% 10/31/25	7,767,100	8,118,743
3.125% 11/15/28	3,802,200	4,112,465

TOTAL U.S. TREASURY OBLIGATIONS		7,786,735,322

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,183,543,439)		7,981,431,461

U.S. Government Agency - Mortgage Securities - 28.0%
Fannie Mae - 13.1%
12 month U.S. LIBOR + 1.510% 1.788% 11/1/34 (a)(c)	409,850	426,620
12 month U.S. LIBOR + 1.640% 1.992% 4/1/41 (a)(c)	84,089	88,229
12 month U.S. LIBOR + 1.880% 2.149% 11/1/34 (a)(c)	33,570	35,047
1.5% 10/1/35 to 1/1/52	243,257,078	231,926,128
2% 8/1/23 to 2/1/52	772,073,874	747,417,754
2.5% 4/1/23 to 3/1/52	509,005,723	506,231,431
3% 5/1/26 to 7/1/51	439,943,636	448,220,142
3.5% 11/1/23 to 6/1/51	286,919,192	299,050,623
4% 4/1/24 to 5/1/51	188,704,882	198,218,533
4.5% to 4.5% 7/1/22 to 12/1/50	91,888,629	97,616,287
5% 3/1/23 to 10/1/50	35,028,343	38,396,238
5.5% 12/1/22 to 6/1/49	9,911,808	11,027,240
6% to 6% 2/1/23 to 7/1/41	2,816,146	3,189,604
6.5% 5/1/31 to 6/1/40	1,058,100	1,219,823

TOTAL FANNIE MAE		2,583,063,699

Freddie Mac - 8.7%
12 month U.S. LIBOR + 1.940% 2.202% 9/1/37 (a)(c)	39,897	42,053
U.S. TREASURY 1 YEAR INDEX + 1.710% 1.835% 3/1/36 (a)(c)	341,770	358,114
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.338% 12/1/35 (a)(c)	163,764	172,116
U.S. TREASURY 1 YEAR INDEX + 2.250% 2.375% 3/1/35 (a)(c)	70,555	73,766
1.5% 5/1/36 to 12/1/51	83,454,216	79,002,251
2% 4/1/23 to 2/1/52	684,682,829	661,619,749
2% 9/1/35	37,970,210	37,781,129
2% 11/1/35	15,321,813	15,240,727
2.5% 8/1/25 to 2/1/52	475,902,014	472,249,123
3% 10/1/26 to 8/1/51	153,755,419	156,798,359
3% 8/1/47	36,865	37,612
3% 5/1/49	32,998	33,501
3.5% 5/1/23 to 4/1/51	131,317,687	136,711,738
3.5% 8/1/47	66,503	69,260
3.5% 9/1/47	26,501	27,599
3.5% 9/1/47	1,843,259	1,926,581
4% 2/1/25 to 8/1/50	90,993,320	95,619,885
4.5% 8/1/23 to 10/1/50	35,556,739	37,769,782
5% 4/1/23 to 6/1/50	21,244,539	23,011,176
5.5% 5/1/23 to 6/1/49	4,532,912	4,993,222
6% 4/1/32 to 8/1/37	96,233	107,351
6.5% 8/1/36 to 12/1/37	20,064	23,212

TOTAL FREDDIE MAC		1,723,668,306

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 2/1/32	11,826	12,030
Ginnie Mae - 5.8%
3.5% 11/15/40 to 6/20/51	186,827,399	194,102,423
4% 1/15/25 to 4/20/51	88,167,985	92,276,334
5% 1/20/39 to 8/20/50	13,265,136	14,338,370
1.5% 6/20/45 to 12/20/51	4,473,500	4,196,845
2% 3/20/51 to 1/20/52	292,358,191	286,184,568
2% 3/1/52 (d)	250,000	244,359
2% 3/1/52 (d)	250,000	244,359
2% 3/1/52 (d)	950,000	928,566
2% 3/1/52 (d)	1,000,000	977,438
2.5% 10/20/42 to 12/20/51	266,085,921	266,376,500
3% 4/15/42 to 5/20/51	229,523,380	234,722,642
4.5% to 4.5% 3/20/33 to 5/20/51	41,006,841	43,451,374
5.5% 12/20/32 to 6/20/49	2,302,142	2,530,638
6% to 6% 5/20/34 to 12/15/40	792,346	891,304
6.5% 8/20/36 to 1/15/39	145,405	165,934

TOTAL GINNIE MAE		1,141,631,654

Uniform Mortgage Backed Securities - 0.4%
1.5% 3/1/52 (d)	400,000	370,784
1.5% 3/1/52 (d)	12,700,000	11,772,391
2% 3/1/52 (d)	37,300,000	35,758,902
2.5% 3/1/52 (d)	3,450,000	3,403,101
2.5% 3/1/52 (d)	30,900,000	30,479,945

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		81,785,123

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,698,410,642)		5,530,160,812

Asset-Backed Securities - 0.3%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$2,360,000	$2,323,992
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	37,119	37,166
Series 2021-1 Class A3, 0.34% 12/15/25	8,000,000	7,837,903
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	1,662,000	1,673,093
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	834,000	860,543
Series 2018-A6 Class A6, 3.21% 12/7/24	1,693,000	1,718,187
Series 2018-A7 Class A7, 3.96% 10/13/30	2,750,000	3,048,953
Discover Card Execution Note Trust:
Series 2017-A4 Class A4, 2.53% 10/15/26	256,000	260,173
Series 2018-A1 Class A1, 3.03% 8/15/25	3,422,000	3,478,064
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	8,000,000	7,957,329
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	3,396,000	3,419,178
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	7,920,000	7,823,595
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	8,000,000	7,939,500
TOTAL ASSET-BACKED SECURITIES
(Cost $49,075,246)		48,377,676

Commercial Mortgage Securities - 1.8%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	4,285,983	4,398,535
Series 2020-BN25 Class A5, 2.649% 1/15/63	4,650,000	4,571,757
Series 2020-BN28 Class A4, 1.844% 3/15/63	6,780,000	6,248,715
Series 2021-BN35 Class A5, 2.285% 6/15/64	12,700,000	12,042,546
BBCMS Mortgage Trust sequential payer Series 2021-C10 Class A5, 2.492% 7/15/54	11,850,000	11,468,167
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	3,100,000	2,863,340
Series 2021-B24 Class A5, 2.5843% 3/15/54	10,300,000	10,019,010
Series 2019-B12 Class A5, 3.1156% 8/15/52	4,705,000	4,770,884
Series 2019-B9 Class A5, 4.0156% 3/15/52	4,179,000	4,467,176
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	5,370,000	5,506,931
Series 2015-GC29 Class A4, 3.192% 4/10/48	2,028,000	2,058,232
Series 2015-P1 Class A5, 3.717% 9/15/48	1,045,000	1,079,850
Series 2016-C1 Class A4, 3.209% 5/10/49	3,308,000	3,380,162
Series 2016-P4:
Class A4, 2.902% 7/10/49	3,832,000	3,867,756
Class AAB, 2.779% 7/10/49	1,943,181	1,960,505
Series 2018-B2 Class A4, 4.009% 3/10/51	2,641,000	2,808,821
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	5,712,277	5,802,042
Series 2013-CR7 Class A4, 3.213% 3/10/46	2,062,124	2,080,895
Series 2014-LC15 Class A4, 4.006% 4/10/47	1,909,000	1,960,745
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,344,000	3,357,840
Series 2015-CR22 Class A5, 3.309% 3/10/48	3,462,000	3,537,635
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	2,240,000	2,307,191
Series 2019-C17:
Class A4, 2.7628% 9/15/52	3,480,000	3,445,893
Class A5, 3.0161% 9/15/52	3,480,000	3,503,544
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	16,200,000	16,200,956
Series 2020-K116 Class A2, 1.378% 7/25/30	12,400,000	11,556,726
Series 2020-K117 Class A2, 1.406% 8/25/30	12,400,000	11,600,994
Series 2020-K118 Class A2, 1.493% 9/25/30	6,200,000	5,824,316
Series 2020-K121 Class A2, 1.547% 10/25/30	8,900,000	8,374,918
Series 2021-K125 Class A2, 1.846% 1/25/31	2,000,000	1,923,217
Series 2021-K126 Class A2, 2.074% 1/25/31	8,200,000	8,034,312
Series 2021-K128 Class A2, 2.02% 3/25/31	6,410,000	6,246,172
Series 2021-K129 Class A2, 1.914% 5/25/31	6,160,000	5,941,313
Series 2021-K130 Class A2, 1.723% 6/25/31	7,200,000	6,826,805
Series 2021-K136 Class A2, 2.127% 11/25/31	7,800,000	7,626,732
Series K034 Class A2, 3.531% 7/25/23	1,604,000	1,641,778
Series K057 Class A2, 2.57% 7/25/26	2,844,000	2,903,463
Series K080 Class A2, 3.926% 7/25/28	2,957,000	3,252,587
Series 2017-K727 Class A2, 2.946% 7/25/24	4,770,000	4,855,138
Series 2021-K123 Class A2, 1.621% 12/25/30	8,000,000	7,563,349
Series K-1510 Class A2, 3.718% 1/25/31	2,646,000	2,923,376
Series K020 Class A2, 2.373% 5/25/22	919,703	920,102
Series K036 Class A2, 3.527% 10/25/23	1,600,000	1,641,853
Series K046 Class A2, 3.205% 3/25/25	5,935,000	6,149,036
Series K047 Class A2, 3.329% 5/25/25	688,000	716,180
Series K053 Class A2, 2.995% 12/25/25	1,267,000	1,310,399
Series K056 Class A2, 2.525% 5/25/26	3,698,000	3,768,610
Series K062 Class A1, 3.032% 9/25/26	2,346,409	2,398,354
Series K064 Class A2, 3.224% 3/25/27	3,075,000	3,228,812
Series K068 Class A2, 3.244% 8/25/27	4,243,000	4,471,614
Series K079 Class A2, 3.926% 6/25/28	1,386,000	1,522,084
Series K094 Class A2, 2.903% 6/25/29	9,484,000	9,891,668
Series K730 Class A2, 3.59% 1/25/25	6,894,000	7,150,345
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	1,321,104	1,328,083
Series 2014-GC26 Class A4, 3.364% 11/10/47	3,688,689	3,739,071
Series 2020-GC45 Class A5, 2.9106% 2/13/53	9,700,000	9,661,993
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	3,566,000	3,620,084
Series 2014-C21 Class A5, 3.7748% 8/15/47	6,016,000	6,189,449
Series 2014-C23 Class A5, 3.9342% 9/15/47	1,702,000	1,758,959
Series 2014-C24 Class A5, 3.6385% 11/15/47	4,646,000	4,767,860
Series 2015-C29 Class A4, 3.6108% 5/15/48	1,604,000	1,647,579
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2016-C2 Class ASB, 2.9542% 6/15/49	2,665,015	2,701,088
Series 2020-COR7 Class A5, 2.1798% 5/13/53	8,000,000	7,562,666
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	2,326,851	2,336,666
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	1,355,617	1,381,828
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1509% 8/15/46 (a)	3,367,000	3,422,410
Series 2015-C27 Class ASB, 3.557% 12/15/47	617,984	631,603
Series 2016-C28 Class ASB, 3.288% 1/15/49	1,019,465	1,038,493
Series 2015-C20 Class A4, 3.249% 2/15/48	2,625,000	2,680,471
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	4,000,000	3,945,811
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	7,470,000	7,784,184
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	5,667,000	5,655,510
Series 2019-C54 Class A4, 3.146% 12/15/52	8,500,000	8,649,790
Series 2020-C55 Class A5, 2.725% 2/15/53	3,600,000	3,553,323
Series 2018-C48 Class A5, 4.302% 1/15/52	3,485,000	3,780,763
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	1,461,127	1,472,284
Series 2014-C25 Class A5, 3.631% 11/15/47	2,576,000	2,647,309
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $368,866,879)		355,930,658

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,730,000	3,056,165
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$900,000	$1,368,516
Series 2010 S1, 7.043% 4/1/50	1,325,000	2,161,909
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	4,410,000	6,936,284
Series 2010, 7.6% 11/1/40	6,390,000	10,226,399
Series 2018, 3.5% 4/1/28	2,300,000	2,449,652
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	3,540,000	3,304,235
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	2,200,000	2,232,295
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	5,350,000	7,748,398
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	1,365,000	1,540,074
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	4,750,000	4,323,135
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	435,000	431,968
Series 2021 C, 2.843% 11/1/46	4,000,000	3,798,924
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	1,920,000	1,876,940
3.293% 6/1/42	1,000,000	980,521
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	1,175,000	1,137,002
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	12,925,000	14,259,033
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	1,355,000	1,690,105
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	1,685,000	2,677,029
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	890,000	1,155,675
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	840,000	859,988
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	2,650,000	2,680,547
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	3,000,000	2,920,221
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	2,000,000	1,964,834
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	837,000	1,295,172
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	2,700,000	2,836,501
4.131% 6/15/42	2,700,000	2,788,891
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	1,610,000	2,273,591
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	1,910,000	2,393,820
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	1,095,000	1,453,657
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	6,000,000	5,691,911
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	920,000	1,138,956
Series 2010 164, 5.647% 11/1/40	930,000	1,204,467
Series 225, 3.175% 7/15/60	6,000,000	5,592,505
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	1,010,000	1,007,328
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	1,130,000	1,518,753
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	2,016,000	2,609,791
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	3,000,000	2,924,754
3.256% 5/15/60	3,000,000	3,060,246
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	175,000	228,898
Series 2015 AP, 3.931% 5/15/45	665,000	712,277
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	845,000	1,043,947
Series 2021 B, 2.584% 11/1/51	2,400,000	2,158,601
TOTAL MUNICIPAL SECURITIES
(Cost $125,660,861)		123,713,915

Foreign Government and Government Agency Obligations - 1.7%
Alberta Province:
1% 5/20/25	$35,763,000	$34,799,545
2.95% 1/23/24	5,000,000	5,125,350
3.3% 3/15/28	696,000	741,748
British Columbia Province 2.25% 6/2/26	6,672,000	6,762,939
Canadian Government 2% 11/15/22	845,000	850,854
Chilean Republic:
2.45% 1/31/31	6,000,000	5,637,375
2.55% 7/27/33	2,900,000	2,639,000
3.24% 2/6/28	2,067,000	2,096,455
3.625% 10/30/42	3,150,000	2,992,106
3.86% 6/21/47	3,039,000	2,952,199
Export Development Canada:
2.625% 2/21/24	5,020,000	5,127,629
2.75% 3/15/23	3,680,000	3,732,845
Hungarian Republic:
5.375% 3/25/24	5,000,000	5,280,400
5.75% 11/22/23	9,270,000	9,770,487
Indonesian Republic:
2.85% 2/14/30	5,800,000	5,728,588
3.4% 9/18/29	1,000,000	1,027,063
3.5% 2/14/50	4,200,000	3,883,163
4.35% 1/11/48	901,000	920,245
4.45% 4/15/70	1,300,000	1,350,518
5.35% 2/11/49	2,000,000	2,332,720
Israeli State:
2.75% 7/3/30	1,310,000	1,329,205
3.25% 1/17/28	2,565,000	2,686,838
3.375% 1/15/50	4,900,000	4,783,429
3.875% 7/3/50	4,660,000	4,948,920
4% 6/30/22	1,247,000	1,259,485
Italian Republic:
1.25% 2/17/26	4,100,000	3,890,682
2.375% 10/17/24	1,400,000	1,405,509
2.875% 10/17/29	4,060,000	3,988,201
4% 10/17/49	2,982,000	2,980,116
6.875% 9/27/23	1,069,000	1,151,038
Jordanian Kingdom 3% 6/30/25	341,000	351,931
Korean Republic:
2% 6/19/24	2,400,000	2,410,621
2.5% 6/19/29	4,000,000	4,087,788
2.75% 1/19/27	4,000,000	4,120,120
Manitoba Province:
2.1% 9/6/22	339,000	340,814
2.125% 5/4/22	713,000	714,882
3.05% 5/14/24	267,000	274,863
Ontario Province:
1.125% 10/7/30	3,750,000	3,440,400
2.25% 5/18/22	1,038,000	1,042,100
2.3% 6/15/26	22,624,000	22,904,990
2.5% 4/27/26	891,000	910,094
3.05% 1/29/24	2,120,000	2,176,604
Panamanian Republic:
2.252% 9/29/32	2,180,000	1,926,303
3.16% 1/23/30	3,711,000	3,642,115
3.75% 3/16/25	11,010,000	11,318,280
4% 9/22/24	272,000	281,061
4.3% 4/29/53	1,012,000	948,307
4.5% 4/16/50	3,012,000	2,925,970
4.5% 4/1/56	4,200,000	4,022,288
6.7% 1/26/36	1,760,000	2,162,930
Peruvian Republic:
1.862% 12/1/32	6,740,000	5,772,389
2.392% 1/23/26	7,870,000	7,689,482
2.78% 12/1/60	1,000,000	760,813
2.844% 6/20/30	3,820,000	3,664,335
3.55% 3/10/51	4,400,000	3,989,700
4.125% 8/25/27	919,000	967,707
6.55% 3/14/37	2,718,000	3,440,478
Philippine Republic:
1.648% 6/10/31	1,850,000	1,630,516
3% 2/1/28	3,387,000	3,417,009
3.7% 3/1/41	3,000,000	2,861,580
3.75% 1/14/29	1,000,000	1,041,360
3.95% 1/20/40	3,734,000	3,683,068
4.2% 1/21/24	678,000	695,872
6.375% 10/23/34	1,849,000	2,357,678
7.75% 1/14/31	3,000,000	4,001,580
9.5% 2/2/30	2,500,000	3,578,400
Polish Government:
3.25% 4/6/26	1,176,000	1,212,480
4% 1/22/24	4,321,000	4,454,260
5% 3/23/22	2,585,000	2,585,336
Quebec Province:
1.5% 2/11/25	6,000,000	5,958,120
2.5% 4/20/26	1,009,000	1,031,370
2.75% 4/12/27	8,846,000	9,178,521
2.875% 10/16/24	370,000	381,107
United Mexican States:
3.5% 2/12/34	16,778,000	15,720,986
3.75% 4/19/71	7,000,000	5,509,000
4.28% 8/14/41	3,000,000	2,808,000
4.35% 1/15/47	2,568,000	2,377,968
4.5% 1/31/50	2,200,000	2,073,500
4.6% 1/23/46	1,034,000	992,640
4.6% 2/10/48	3,128,000	2,984,112
4.75% 4/27/32	5,000,000	5,335,000
4.75% 3/8/44	1,730,000	1,704,915
5.55% 1/21/45	2,198,000	2,398,018
6.05% 1/11/40	3,556,000	4,052,062
Uruguay Republic:
4.125% 11/20/45	846,621	919,801
4.375% 1/23/31	2,824,181	3,108,894
4.975% 4/20/55	5,249,811	6,194,121
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $351,984,166)		332,709,291

Supranational Obligations - 1.4%
African Development Bank 0.875% 7/22/26	4,400,000	4,224,836
Asian Development Bank:
0.375% 9/3/25	13,000,000	12,371,199
0.75% 10/8/30	3,000,000	2,728,633
1.5% 10/18/24	4,500,000	4,483,739
1.75% 9/13/22	2,544,000	2,555,378
1.875% 1/24/30	8,574,000	8,519,510
2% 4/24/26	1,123,000	1,129,266
2.5% 11/2/27	1,195,000	1,233,610
2.625% 1/30/24	2,742,000	2,800,587
2.625% 1/12/27	1,158,000	1,199,648
2.75% 3/17/23	1,707,000	1,734,773
2.75% 1/19/28	11,074,000	11,603,780
Asian Infrastructure Investment Bank 0.25% 9/29/23	12,250,000	12,033,754
Corporacion Andina de Fomento 4.375% 6/15/22	2,513,000	2,531,873
European Bank for Reconstruction & Development:
0.25% 7/10/23	13,180,000	12,988,428
2.125% 3/7/22	836,000	836,162
European Investment Bank:
0.75% 9/23/30	7,250,000	6,587,228
0.875% 5/17/30	1,760,000	1,620,935
1.25% 2/14/31	6,300,000	5,958,412
1.625% 3/14/25	21,997,000	21,880,962
1.875% 2/10/25	535,000	538,233
2% 12/15/22	2,525,000	2,543,748
2.25% 3/15/22	2,834,000	2,836,040
2.25% 8/15/22	335,000	337,214
2.25% 6/24/24	4,115,000	4,168,622
2.375% 6/15/22	2,496,000	2,508,336
2.375% 5/24/27	713,000	733,154
2.5% 3/15/23	3,743,000	3,792,266
2.5% 10/15/24	1,020,000	1,042,153
2.875% 8/15/23	1,888,000	1,928,228
3.125% 12/14/23	2,459,000	2,531,846
3.25% 1/29/24	356,000	367,809
Inter-American Development Bank:
0.625% 7/15/25	4,000,000	3,849,094
1.75% 4/14/22	335,000	335,552
1.75% 9/14/22	1,096,000	1,101,198
1.75% 3/14/25	16,400,000	16,417,709
2% 6/2/26	713,000	717,078
2% 7/23/26	6,000,000	6,044,280
2.125% 1/15/25	326,000	330,169
2.25% 6/18/29	3,189,000	3,255,873
2.375% 7/7/27	1,200,000	1,229,538
2.5% 1/18/23	1,241,000	1,256,983
3% 10/4/23	637,000	653,097
3% 2/21/24	14,887,000	15,318,288
4.375% 1/24/44	2,313,000	3,049,838
International Bank for Reconstruction & Development:
0.375% 7/28/25	5,350,000	5,102,685
0.5% 10/28/25	8,582,000	8,184,539
0.75% 3/11/25	64,000	62,198
0.75% 8/26/30	8,100,000	7,359,579
0.875% 5/14/30	3,108,000	2,860,106
1.5% 8/28/24	7,014,000	6,995,670
1.625% 1/15/25	21,300,000	21,270,693
1.75% 4/19/23	1,195,000	1,202,063
1.875% 10/7/22	3,030,000	3,049,108
1.875% 6/19/23	2,992,000	3,014,401
1.875% 10/27/26	849,000	851,094
2.5% 3/19/24	677,000	690,045
2.5% 11/25/24	1,016,000	1,038,835
2.5% 7/29/25	676,000	692,253
7.625% 1/19/23	988,000	1,044,401
International Finance Corp.:
0.375% 7/16/25	19,670,000	18,772,014
0.75% 8/27/30	2,100,000	1,918,011
2.875% 7/31/23	767,000	783,224
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $288,979,529)		280,799,978

Bank Notes - 0.1%
Bank of America NA 6% 10/15/36	2,144,000	2,715,968
Citibank NA 3.65% 1/23/24	4,456,000	4,606,476
Citizens Bank NA 2.25% 4/28/25	3,750,000	3,737,771
Discover Bank:
2.7% 2/6/30	$5,000,000	$4,817,335
3.45% 7/27/26	2,273,000	2,340,712
Truist Bank:
2.636% 9/17/29 (a)	5,000,000	5,020,551
3.3% 5/15/26	1,355,000	1,400,554
3.8% 10/30/26	427,000	449,671
TOTAL BANK NOTES
(Cost $25,287,484)		25,089,038
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.07% (e)
(Cost $142,446,936)	142,418,453	142,446,936
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $20,534,630,395)		19,944,225,414
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(151,822,231)
NET ASSETS - 100%		$19,792,403,183

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,455,722 or 0.3% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$801,300,338	$2,784,991,740	$3,443,845,142	$96,093	$--	$--	$142,446,936	0.3%
Fidelity Securities Lending Cash Central Fund 0.07%	--	593,030,905	593,030,905	60,035	--	--	--	0.0%
Total	$801,300,338	$ 3,378,022,645	$ 4,036,876,047	$156,128	$--	$--	$142,446,936

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$5,123,565,649	$--	$5,123,565,649	$--
U.S. Government and Government Agency Obligations	7,981,431,461	--	7,981,431,461	--
U.S. Government Agency - Mortgage Securities	5,530,160,812	--	5,530,160,812	--
Asset-Backed Securities	48,377,676	--	48,377,676	--
Commercial Mortgage Securities	355,930,658	--	355,930,658	--
Municipal Securities	123,713,915	--	123,713,915	--
Foreign Government and Government Agency Obligations	332,709,291	--	332,709,291	--
Supranational Obligations	280,799,978	--	280,799,978	--
Bank Notes	25,089,038	--	25,089,038	--
Money Market Funds	142,446,936	142,446,936	--	--
Total Investments in Securities:	$19,944,225,414	$142,446,936	$19,801,778,478	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $20,392,183,459)	$19,801,778,478
Fidelity Central Funds (cost $142,446,936)	142,446,936
Total Investment in Securities (cost $20,534,630,395)		$19,944,225,414
Receivable for investments sold		189,612,548
Receivable for fund shares sold		289,770
Interest receivable		85,521,135
Distributions receivable from Fidelity Central Funds		6,469
Total assets		20,219,655,336
Liabilities
Payable for investments purchased
Regular delivery	$6,500,000
Delayed delivery	84,256,746
Payable for fund shares redeemed	336,442,049
Distributions payable	584
Other payables and accrued expenses	52,774
Total liabilities		427,252,153
Net Assets		$19,792,403,183
Net Assets consist of:
Paid in capital		$20,458,089,175
Total accumulated earnings (loss)		(665,685,992)
Net Assets		$19,792,403,183
Net Asset Value, offering price and redemption price per share ($19,792,403,183 ÷ 1,967,046,925 shares)		$10.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$163,484,435
Income from Fidelity Central Funds (including $60,035 from security lending)		156,128
Total income		163,640,563
Expenses
Custodian fees and expenses	$106,260
Independent trustees' fees and expenses	34,132
Total expenses before reductions	140,392
Expense reductions	(244)
Total expenses after reductions		140,148
Net investment income (loss)		163,500,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(29,742,637)
Total net realized gain (loss)		(29,742,637)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,016,827,543)
TBA sale commitments	533,286
Total change in net unrealized appreciation (depreciation)		(1,016,294,257)
Net gain (loss)		(1,046,036,894)
Net increase (decrease) in net assets resulting from operations		$(882,536,479)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$163,500,415	$262,274,617
Net realized gain (loss)	(29,742,637)	11,898,785
Change in net unrealized appreciation (depreciation)	(1,016,294,257)	(255,976,713)
Net increase (decrease) in net assets resulting from operations	(882,536,479)	18,196,689
Distributions to shareholders	(174,064,738)	(423,322,340)
Share transactions
Proceeds from sales of shares	2,945,219,570	9,942,585,788
Reinvestment of distributions	174,063,513	423,322,340
Cost of shares redeemed	(3,079,175,319)	(2,312,782,358)
Net increase (decrease) in net assets resulting from share transactions	40,107,764	8,053,125,770
Total increase (decrease) in net assets	(1,016,493,453)	7,648,000,119
Net Assets
Beginning of period	20,808,896,636	13,160,896,517
End of period	$19,792,403,183	$20,808,896,636
Other Information
Shares
Sold	282,325,622	935,225,091
Issued in reinvestment of distributions	16,835,339	39,713,469
Redeemed	(297,760,910)	(216,271,966)
Net increase (decrease)	1,400,051	758,666,594

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.59	$10.90	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.083	.165	.242	.098
Net realized and unrealized gain (loss)	(.525)	(.182)	.422	.501
Total from investment operations	(.442)	(.017)	.664	.599
Distributions from net investment income	(.088)	(.174)	(.250)	(.099)
Distributions from net realized gain	–	(.119)	(.014)	–
Total distributions	(.088)	(.293)	(.264)	(.099)
Net asset value, end of period	$10.06	$10.59	$10.90	$10.50
Total ReturnD,E	(4.19)%	(.14)%	6.42%	6.01%
Ratios to Average Net AssetsC,F,G
Expenses before reductionsH	- %I	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	- %I
Net investment income (loss)	1.61%I	1.56%	2.29%	2.77%I
Supplemental Data
Net assets, end of period (000 omitted)	$19,792,403	$20,808,897	$13,160,897	$7,446,093
Portfolio turnover rateJ	80%I	108%	71%K	20%K,L

 A For the period April 26, 2019 (commencement of operations) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Series Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$127,005,803
Gross unrealized depreciation	(720,732,987)
Net unrealized appreciation (depreciation)	$(593,727,184)
Tax cost	$20,537,952,598

At the prior fiscal period end, the Fund was required to defer approximately $14,308,068 of capital losses recognized during the period November 1,2020 to August 31, 2021.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Bond Index Fund	2,835,237,310	3,601,044,509

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Bond Index Fund	$6,422	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $244.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Series Bond Index Fund	- %-C
Actual		$1,000.00	$958.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SBX-SANN-0422
1.9892976.102

Fidelity® SAI Low Duration Income Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	6.8%
AAA	18.5%
AA	3.2%
A	39.1%
BBB	15.8%
BB and Below	0.1%
Not Rated	2.0%
Short-Term Investments and Net Other Assets	14.5%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	57.1%
U.S. Government and U.S. Government Agency Obligations	7.3%
Asset-Backed Securities	17.7%
CMOs and Other Mortgage Related Securities	2.5%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	14.5%

 * Foreign investments - 22.0%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 57.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp.:
0.373% 3/3/23 (a)	$15,000,000	$14,840,029
0.583% 3/1/24 (a)	3,719,000	3,612,198
Verizon Communications, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5491% 3/22/24 (b)(c)	6,019,000	6,034,267
		24,486,494
Entertainment - 0.3%
The Walt Disney Co. 3% 9/15/22	14,035,000	14,184,205
Media - 0.5%
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.5701% 3/4/22 (b)(c)	21,838,000	21,838,532
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8143% 3/22/22 (b)(c)	15,051,000	15,053,391

TOTAL COMMUNICATION SERVICES		75,562,622

CONSUMER DISCRETIONARY - 3.1%
Automobiles - 2.7%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.6296% 2/22/23 (b)(c)	6,998,000	7,001,874
0.4% 10/21/22	6,541,000	6,516,720
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.5792% 4/1/24 (a)(b)(c)	13,993,000	14,072,133
3.8% 4/6/23 (a)	4,500,000	4,605,749
Daimler Finance North America LLC 3 month U.S. LIBOR + 0.840% 1.1506% 5/4/23 (a)(b)(c)	11,390,000	11,458,164
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.6689% 10/15/24 (b)(c)	11,310,000	11,272,152
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.760% 0.8093% 3/8/24 (b)(c)	9,606,000	9,627,291
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (b)(c)	8,000,000	8,074,921
3.25% 1/5/23	3,000,000	3,040,059
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (a)	15,450,000	15,348,765
2.7% 9/26/22 (a)	2,582,000	2,597,183
2.9% 5/13/22 (a)	11,000,000	11,040,009
3.125% 5/12/23 (a)	15,000,000	15,216,633
		119,871,653
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.420% 0.47% 2/14/24 (b)(c)	11,071,000	11,079,514
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp. 2.05% 4/23/22	7,168,000	7,180,544

TOTAL CONSUMER DISCRETIONARY		138,131,711

CONSUMER STAPLES - 0.6%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	11,500,000	11,214,413
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	1,550,000	1,537,593
0.8% 2/10/24 (a)	4,898,000	4,780,534
		6,318,127
Tobacco - 0.2%
Imperial Tobacco Finance PLC 3.5% 2/11/23 (a)	7,000,000	7,061,832

TOTAL CONSUMER STAPLES		24,594,372

ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	2,196,000	2,173,805
Oil, Gas & Consumable Fuels - 1.6%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.2774% 5/11/23 (b)(c)	15,141,000	15,287,309
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.630% 0.68% 2/16/24 (b)(c)	10,987,000	11,015,127
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.45% 2/17/23 (b)(c)	9,767,000	9,757,223
2.9% 7/15/22	5,129,000	5,154,628
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.7886% 8/16/22 (b)(c)	16,722,000	16,750,907
Kinder Morgan Energy Partners LP 3.95% 9/1/22	10,000,000	10,061,532
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 1.8444% 1/13/23 (b)(c)	2,872,000	2,861,069
		70,887,795

TOTAL ENERGY		73,061,600

FINANCIALS - 37.1%
Banks - 21.2%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.660% 0.7093% 2/4/25 (b)(c)	18,000,000	18,012,420
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.690% 0.7389% 4/22/25 (b)(c)	15,950,000	15,986,207
0.523% 6/14/24 (b)	12,000,000	11,781,819
0.81% 10/24/24 (b)	10,000,000	9,760,245
2.816% 7/21/23 (b)	5,555,000	5,583,720
2.881% 4/24/23 (b)	29,130,000	29,186,336
3.004% 12/20/23 (b)	25,300,000	25,524,850
Bank of Montreal:
3 month U.S. LIBOR + 0.570% 0.7898% 3/26/22 (b)(c)	13,951,000	13,957,412
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.3142% 9/15/23 (b)(c)	13,800,000	13,781,789
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.270% 0.3189% 4/14/23 (b)(c)	12,000,000	11,979,425
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.3092% 9/15/23 (b)(c)	17,000,000	16,984,159
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4294% 7/31/24 (b)(c)	14,300,000	14,282,550
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.440% 0.4939% 4/15/24 (b)(c)	15,000,000	15,017,654
1.95% 2/1/23	10,000,000	10,029,396
Barclays Bank PLC 1.7% 5/12/22	1,768,000	1,769,529
BNP Paribas SA 3.5% 3/1/23 (a)	10,500,000	10,667,771
BPCE SA:
3 month U.S. LIBOR + 1.240% 1.4409% 9/12/23 (a)(b)(c)	4,800,000	4,859,270
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 0.6189% 1/14/25 (a)(b)(c)	9,396,000	9,382,464
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.3891% 6/22/23 (b)(c)	14,351,000	14,339,376
Capital One NA 3 month U.S. LIBOR + 0.820% 1.159% 8/8/22 (b)(c)	4,000,000	4,007,939
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 1.6009% 9/1/23 (b)(c)	4,750,000	4,773,526
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.690% 0.7436% 1/25/26(b)(c)	17,500,000	17,517,675
2.7% 10/27/22	13,500,000	13,613,716
2.876% 7/24/23 (b)	9,200,000	9,250,398
Citizens Bank NA 3 month U.S. LIBOR + 0.950% 1.1698% 3/29/23 (b)(c)	5,000,000	5,014,253
Credit Agricole SA 3.75% 4/24/23 (a)	9,600,000	9,812,463
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	26,000,000	26,336,944
Discover Bank 4.2% 8/8/23	10,000,000	10,292,347
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.48% 5/21/24 (a)(b)(c)	12,811,000	12,804,648
First Republic Bank 2.5% 6/6/22	10,020,000	10,042,817
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.63% 11/22/24 (b)(c)	13,000,000	13,013,114
3.262% 3/13/23 (b)	23,000,000	23,011,977
3.95% 5/18/24 (b)	8,000,000	8,176,975
Intesa Sanpaolo SpA 3.125% 7/14/22 (a)	14,000,000	14,072,012
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 1.4889% 10/24/23 (b)(c)	7,000,000	7,040,645
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.585% 6/1/25 (b)(c)	15,475,000	15,416,910
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.6292% 3/16/24 (b)(c)	16,000,000	16,024,988
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.920% 0.97% 2/24/26 (b)(c)	15,958,000	15,916,350
0.697% 3/16/24 (b)	12,000,000	11,848,991
2.776% 4/25/23 (b)	13,800,000	13,824,334
3.375% 5/1/23	3,000,000	3,055,187
3.559% 4/23/24 (b)	10,000,000	10,187,964
KeyBank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/14/24 (b)(c)	12,050,000	12,006,831
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.39% 1/3/24 (b)(c)	15,000,000	14,982,442
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	6,318,000	6,218,325
2.907% 11/7/23 (b)	9,000,000	9,063,383
4.05% 8/16/23	15,000,000	15,454,326
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 0.9471% 7/26/23 (b)(c)	4,700,000	4,729,465
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.700% 0.8876% 3/7/22 (b)(c)	15,883,000	15,884,236
3 month U.S. LIBOR + 0.860% 1.1271% 7/26/23 (b)(c)	15,300,000	15,421,066
2.623% 7/18/22	8,669,000	8,723,075
2.665% 7/25/22	11,480,000	11,555,132
3.218% 3/7/22	4,789,000	4,790,684
3.455% 3/2/23	5,000,000	5,091,233
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.850% 1.0509% 9/13/23 (b)(c)	2,945,000	2,953,462
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.960% 1.01% 5/22/26 (b)(c)	16,000,000	16,010,240
2.721% 7/16/23 (b)	18,950,000	19,030,812
3.549% 3/5/23	5,000,000	5,101,537
Morgan Stanley Domestic Hold 2.95% 8/24/22	13,494,000	13,593,488
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.58% 8/12/24 (a)(b)(c)	14,209,000	14,216,086
2.375% 5/21/23 (a)	5,000,000	5,033,810
3.625% 9/29/22 (a)	9,000,000	9,125,227
Rabobank Nederland 3.95% 11/9/22	10,000,000	10,183,892
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4989% 10/26/23 (b)(c)	15,700,000	15,704,271
Societe Generale U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.050% 1.0995% 1/21/26 (a)(b)(c)	18,000,000	18,054,307
Sumitomo Mitsui Banking Corp. 3.2% 7/18/22	6,421,000	6,472,648
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	852,000	830,624
Synchrony Bank 3% 6/15/22	9,500,000	9,539,944
Synovus Financial Corp. 3.125% 11/1/22	12,029,000	12,102,320
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 0.7009% 12/1/22 (b)(c)	12,858,000	12,889,230
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2693% 6/2/23 (b)(c)	16,000,000	15,971,638
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.4043% 3/4/24 (b)(c)	16,000,000	15,966,080
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4993% 9/28/23 (b)(c)	7,342,000	7,348,963
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 0.5291% 1/27/23 (b)(c)	15,810,000	15,840,263
0.25% 1/6/23	10,000,000	9,917,558
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.200% 0.2489% 1/17/24 (b)(c)	16,000,000	15,980,189
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.730% 0.7793% 3/9/23 (b)(c)	14,724,000	14,791,676
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.4493% 6/9/25 (b)(c)	16,000,000	15,951,072
2.2% 3/16/23	9,180,000	9,230,729
		943,702,829
Capital Markets - 7.8%
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4295% 8/9/23 (b)(c)	17,000,000	16,970,403
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.4396% 2/2/24 (b)(c)	16,147,000	16,128,876
2.8% 4/8/22	11,303,000	11,328,539
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5496% 11/8/23 (b)(c)	17,390,000	17,353,887
3.3% 11/16/22	10,000,000	10,106,733
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 1.2139% 2/23/23 (b)(c)	16,400,000	16,457,350
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.4793% 3/8/23 (b)(c)	8,200,000	8,193,760
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 0.59% 11/17/23 (b)(c)	16,800,000	16,808,495
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 0.6693% 12/6/23 (b)(c)	9,860,000	9,871,360
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.7495% 1/24/25 (b)(c)	17,500,000	17,513,300
0.523% 3/8/23	15,600,000	15,490,527
0.627% 11/17/23 (b)	12,500,000	12,396,991
2.905% 7/24/23 (b)	5,000,000	5,025,912
2.908% 6/5/23 (b)	21,900,000	21,986,145
Intercontinental Exchange, Inc. 0.7% 6/15/23	2,000,000	1,975,912
Moody's Corp. 2.625% 1/15/23	3,700,000	3,732,206
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 0.6743% 1/24/25 (b)(c)	17,500,000	17,517,850
0.56% 11/10/23 (b)	11,540,000	11,449,797
2.75% 5/19/22	7,500,000	7,529,650
3.125% 1/23/23	10,000,000	10,142,862
3.737% 4/24/24 (b)	5,035,000	5,128,906
4.875% 11/1/22	15,000,000	15,341,004
NASDAQ, Inc. 0.445% 12/21/22	6,732,000	6,689,262
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/1/23 (a)(b)(c)	16,000,000	16,004,044
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 0.5194% 1/13/25 (a)(b)(c)	15,000,000	14,994,300
1.75% 4/21/22 (a)	14,179,000	14,188,979
UBS Group AG:
3 month U.S. LIBOR + 0.950% 1.4564% 8/15/23 (a)(b)(c)	10,000,000	10,031,814
3.491% 5/23/23 (a)	15,000,000	15,065,909
		345,424,773
Consumer Finance - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 0.7292% 9/29/23 (b)(c)	15,093,000	15,052,400
American Express Co.:
3 month U.S. LIBOR + 0.610% 0.9266% 8/1/22 (b)(c)	10,997,000	11,012,672
3 month U.S. LIBOR + 0.620% 1.1% 5/20/22 (b)(c)	14,202,000	14,209,308
2.75% 5/20/22	21,951,000	22,004,548
Capital One Financial Corp.:
1.343% 12/6/24 (b)	12,000,000	11,819,355
3.2% 1/30/23	22,000,000	22,308,432
John Deere Capital Corp. 2.75% 3/15/22	3,246,000	3,248,152
Synchrony Financial 2.85% 7/25/22	10,000,000	10,052,271
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.35% 6/13/22 (b)(c)	16,000,000	16,000,859
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.3691% 4/6/23 (b)(c)	12,000,000	11,997,246
0.45% 7/22/22	12,460,000	12,433,876
		150,139,119
Diversified Financial Services - 1.7%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.75% 5/24/24 (a)(b)(c)	16,500,000	16,516,665
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.710% 0.7641% 1/7/25 (a)(b)(c)	20,600,000	20,597,136
0.95% 1/8/24 (a)	7,649,000	7,475,555
Equitable Holdings, Inc. 3.9% 4/20/23	12,000,000	12,278,915
GA Global Funding Trust 1.25% 12/8/23 (a)	9,000,000	8,834,918
Jackson Financial, Inc. 1.125% 11/22/23 (a)	11,755,000	11,564,192
		77,267,381
Insurance - 3.0%
ACE INA Holdings, Inc. 2.875% 11/3/22	6,465,000	6,525,150
Equitable Financial Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.4383% 4/6/23 (a)(b)(c)	12,000,000	11,998,663
0.5% 11/17/23 (a)	15,000,000	14,684,205
Metropolitan Life Global Funding I:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 0.619% 1/13/23 (a)(b)(c)	15,072,000	15,118,271
3.875% 4/11/22 (a)	4,000,000	4,012,879
Metropolitan Tower Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 0.5989% 1/17/23 (a)(b)(c)	21,099,000	21,169,193
0.55% 7/13/22 (a)	17,297,000	17,280,517
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5113% 1/10/23 (a)(b)(c)	12,954,000	12,964,791
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2696% 2/2/23 (a)(b)(c)	6,000,000	5,999,222
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.310% 0.3589% 4/26/24 (a)(b)(c)	8,000,000	8,007,468
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.3792% 3/25/24 (a)(b)(c)	9,564,000	9,569,962
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4281% 4/12/24 (a)(b)(c)	7,300,000	7,303,119
		134,633,440

TOTAL FINANCIALS		1,651,167,542

HEALTH CARE - 3.3%
Biotechnology - 1.1%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 1.1296% 11/21/22 (b)(c)	6,384,000	6,407,048
2.3% 11/21/22	3,000,000	3,018,497
2.9% 11/6/22	20,000,000	20,198,008
3.25% 10/1/22	21,429,000	21,571,726
		51,195,279
Health Care Providers & Services - 1.3%
Anthem, Inc.:
0.45% 3/15/23	17,000,000	16,819,081
2.95% 12/1/22	10,000,000	10,113,568
Cigna Corp. 0.613% 3/15/24	10,258,000	9,996,589
Humana, Inc. 0.65% 8/3/23	20,523,000	20,202,381
		57,131,619
Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc. 0.55% 9/15/23	12,400,000	12,186,548
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.5789% 10/18/24 (b)(c)	6,184,000	6,188,564
		18,375,112
Pharmaceuticals - 0.5%
Mylan NV 3.125% 1/15/23 (a)	5,500,000	5,554,759
Viatris, Inc. 1.125% 6/22/22	15,000,000	15,006,357
		20,561,116

TOTAL HEALTH CARE		147,263,126

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.2%
The Boeing Co. 4.508% 5/1/23	7,000,000	7,192,467
Industrial Conglomerates - 1.0%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.709% 8/8/22 (b)(c)	16,702,000	16,724,069
0.483% 8/19/22	2,302,000	2,299,022
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.4793% 3/11/24 (a)(b)(c)	15,000,000	15,026,829
0.4% 3/11/23 (a)	9,327,000	9,214,218
		43,264,138
Machinery - 1.6%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.150% 0.2% 11/17/22 (b)(c)	16,000,000	15,994,262
0.25% 3/1/23	10,000,000	9,896,334
0.95% 5/13/22	15,487,000	15,492,889
1.9% 9/6/22	5,300,000	5,322,399
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5493% 6/14/23 (a)(b)(c)	15,000,000	14,996,447
1.125% 12/14/23 (a)	12,000,000	11,822,176
		73,524,507
Road & Rail - 0.3%
Canadian Pacific Railway Co. 1.35% 12/2/24	13,000,000	12,682,652
Trading Companies & Distributors - 0.3%
Air Lease Corp. 3 month U.S. LIBOR + 0.350% 0.5528% 12/15/22 (b)(c)	15,000,000	14,991,582

TOTAL INDUSTRIALS		151,655,346

INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.4%
IBM Corp. 2.85% 5/13/22	14,723,000	14,789,237
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.2992% 10/1/24 (b)(c)	5,416,000	5,414,973
Software - 0.2%
VMware, Inc. 0.6% 8/15/23	10,018,000	9,836,021
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	1,000,000	1,014,574

TOTAL INFORMATION TECHNOLOGY		31,054,805

MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	1,563,000	1,557,929
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Kimco Realty Corp. 3.4% 11/1/22	10,500,000	10,623,561
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.4794% 1/11/24 (b)(c)	9,519,000	9,527,325
		20,150,886
UTILITIES - 5.1%
Electric Utilities - 3.9%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.7028% 6/15/23 (a)(b)(c)	8,709,000	8,703,459
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2993% 6/10/23 (b)(c)	7,302,000	7,285,132
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 8/15/23 (b)(c)	10,000,000	9,985,328
Exelon Corp. 3.497% 6/1/22 (b)	10,616,000	10,649,126
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2995% 5/10/23 (b)(c)	8,596,000	8,596,001
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.3493% 6/28/24 (b)(c)	13,012,000	12,893,006
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.7496% 2/22/23 (b)(c)	18,000,000	17,980,686
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.4496% 11/3/23 (b)(c)	17,000,000	17,000,102
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 0.59% 3/1/23 (b)(c)	8,165,000	8,183,078
0.65% 3/1/23	5,000,000	4,951,880
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 0.4698% 9/28/23 (b)(c)	4,027,000	4,016,237
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.3793% 6/24/24 (b)(c)	11,827,000	11,785,639
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 0.52% 12/2/22 (b)(c)	17,800,000	17,813,571
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.640% 0.6892% 4/3/23 (b)(c)	12,000,000	12,003,080
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.830% 0.8792% 4/1/24 (b)(c)	12,000,000	12,023,160
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 0.4195% 5/10/23 (b)(c)	8,433,000	8,425,829
2.95% 7/1/23	2,000,000	2,024,514
		174,319,828
Gas Utilities - 0.5%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.5783% 3/9/23 (b)(c)	6,128,000	6,122,436
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6733% 3/2/23 (b)(c)	4,681,000	4,681,056
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 0.8109% 3/11/23 (b)(c)	7,650,000	7,650,332
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5483% 9/14/23 (b)(c)	2,073,000	2,068,461
		20,522,285
Multi-Utilities - 0.7%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.6995% 5/13/24 (b)(c)	6,967,000	6,968,289
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.7328% 9/15/23 (b)(c)	5,803,000	5,803,532
DTE Energy Co. 0.55% 11/1/22	17,140,000	17,055,227
Public Service Enterprise Group, Inc. 2.65% 11/15/22	2,000,000	2,015,796
		31,842,844

TOTAL UTILITIES		226,684,957

TOTAL NONCONVERTIBLE BONDS
(Cost $2,550,530,555)		2,540,884,896

U.S. Government and Government Agency Obligations - 7.3%
U.S. Government Agency Obligations - 0.5%
Fannie Mae U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 7/8/22 (b)(c)	13,071,000	13,078,566
Freddie Mac U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.130% 0.18% 8/5/22 (b)(c)	8,562,000	8,566,674

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		21,645,240

U.S. Treasury Obligations - 6.8%
U.S. Treasury Notes:
0.125% 5/31/22	$69,799,000	$69,738,495
0.125% 6/30/22	115,365,400	115,213,290
0.125% 12/31/22	56,000,000	55,593,125
0.375% 10/31/23	62,414,000	61,351,012

TOTAL U.S. TREASURY OBLIGATIONS		301,895,922

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $325,105,928)		323,541,162

Asset-Backed Securities - 17.7%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	$1,044,000	$1,041,270
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.3189% 7/22/32 (a)(b)(c)	10,424,000	10,361,581
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (a)(b)(c)	10,292,000	10,239,768
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 1.403% 1/17/32 (a)(b)(c)	12,657,000	12,653,924
American Express Credit Account Master Trust:
Series 2018-9 Class A, 1 month U.S. LIBOR + 0.380% 0.5711% 4/15/26 (b)(c)	2,500,000	2,509,042
Series 2019-3 Class A, 2% 4/15/25	5,000,000	5,029,817
AmeriCredit Automobile Receivables Trust:
Series 2021-2 Class A2, 0.26% 11/18/24	7,105,555	7,090,336
Series 2021-3 Class A2, 0.41% 2/18/25	17,000,000	16,897,896
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.3089% 4/22/31 (a)(b)(c)	8,970,000	8,963,820
BMW Vehicle Lease Trust:
Series 2021-1 Class A3, 0.29% 1/25/24	15,000,000	14,902,103
Series 2022-1 Class A2, 0.67% 5/28/24	12,719,000	12,667,617
CarMax Auto Owner Trust:
Series 2020-4:
Class A2, 0.31% 1/16/24	3,669,052	3,666,562
Class A3, 0.5% 8/15/25	5,827,000	5,757,223
Series 2021-1 Class A3, 0.34% 12/15/25	5,281,000	5,173,996
Series 2021-3 Class A2A, 0.29% 9/16/24	11,953,299	11,913,362
Carvana Auto Receivables Trust:
Series 2021-P2 Class A2, 0.3% 7/10/24	10,134,307	10,116,109
Series 2021-P3 Class A2, 0.38% 1/10/25	7,973,604	7,906,699
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (a)(b)(c)	2,864,000	2,845,235
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.3413% 7/15/33 (a)(b)(c)	10,797,000	10,730,393
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.2376% 7/27/30 (a)(b)(c)	10,852,000	10,746,160
Chesapeake Funding II LLC Series 2021-1A Class A2, 1 month U.S. LIBOR + 0.230% 0.4211% 4/15/33 (a)(b)(c)	6,663,195	6,610,410
Citibank Credit Card Issuance Trust Series 2018-A2 Class A2, 1 month U.S. LIBOR + 0.330% 0.5007% 1/20/25 (b)(c)	20,000,000	20,035,416
CNH Equipment Trust Series 2021-C Class A2, 0.33% 1/15/25	10,576,000	10,475,106
Dell Equipment Finance Trust:
Series 2021-1 Class A3, 0.43% 5/22/26 (a)	3,757,000	3,707,615
Series 2021-2 Class A2, 0.33% 12/22/26 (a)	13,003,000	12,854,121
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (a)	7,124,541	7,050,861
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (a)	17,000,000	16,885,648
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 0.4557% 12/11/34 (a)(b)(c)	8,802,455	8,785,308
Drive Auto Receivables Trust:
Series 2021-2 Class A2, 0.36% 5/15/24	6,202,756	6,191,674
Series 2021-3 Class A2, 0.52% 1/15/25	16,694,000	16,647,671
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (a)(b)(c)	9,297,000	9,293,793
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	11,835,000	11,718,365
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	2,557,363	2,522,054
Series 2021-2 Class A2, 0.48% 5/20/27 (a)	8,740,000	8,553,129
Exeter Automobile Receivables Trust:
Series 2021-2A:
Class A2, 0.27% 1/16/24	1,384,844	1,384,637
Class A3, 0.3% 10/15/24	3,518,000	3,511,506
Series 2021-3A Class A2, 0.34% 1/16/24	2,649,223	2,647,488
Ford Credit Floorplan Master Owner Trust Series 2019-3 Class A2, 1 month U.S. LIBOR + 0.600% 0.7911% 9/15/24 (b)(c)	5,195,000	5,203,680
GM Financial Automobile Leasing Trust:
Series 2021-2 Class A2, 0.22% 7/20/23	6,987,149	6,973,354
Series 2021-3 Class A2, 0.24% 12/20/23	15,520,641	15,443,359
GM Financial Consumer Automobile Receivables Trust Series 2020-4:
Class A2, 0.26% 11/16/23	2,409,779	2,408,916
Class A3, 0.38% 8/18/25	6,766,000	6,677,038
GMF Floorplan Owner Revolving Trust Series 2020-2 Class A, 0.69% 10/15/25 (a)	7,642,000	7,524,481
HPEFS Equipment Trust:
Series 2021-2A Class A2, 0.3% 9/20/28 (a)	6,738,192	6,709,179
Series 2022-1A Class A2, 1.02% 5/21/29 (a)	13,153,000	13,075,867
Hyundai Auto Lease Securitization Trust:
Series 2021-A Class A3, 0.33% 1/16/24 (a)	5,867,000	5,833,954
Series 2021-B Class A2, 0.19% 10/16/23 (a)	10,371,089	10,318,606
Series 2022-A Class A2, 0.81% 4/15/24 (a)	13,500,000	13,424,088
Hyundai Auto Receivables Trust Series 2020-C:
Class A2, 0.26% 9/15/23	2,625,362	2,623,902
Class A3, 0.38% 5/15/25	7,449,000	7,354,350
John Deere Owner Trust Series 2021-A Class A3, 0.36% 9/15/25	15,000,000	14,736,174
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2589% 1/22/31 (a)(b)(c)	7,538,000	7,504,773
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (a)	3,753,403	3,736,994
Series 2021-3A Class A, 0.65% 12/15/31 (a)	3,977,041	3,947,275
Series 2022-1A Class A, 1.36% 4/15/32 (a)	8,966,000	8,959,148
Mercedes-Benz Auto Lease Trust Series 2021-B Class A2, 0.22% 1/16/24	13,951,040	13,911,313
Mortgage Repurchase Agreement Financing Trust Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.6257% 3/10/22 (a)(b)(c)	8,147,000	8,118,730
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.2413% 7/17/32 (a)(b)(c)	11,000,000	10,907,633
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 1.2796% 5/20/29 (a)(b)(c)	7,834,415	7,819,953
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 1.05% 4/15/30 (a)(b)(c)	11,221,000	11,218,329
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	5,909,000	5,852,651
Santander Drive Auto Receivables Trust:
Series 2021-2 Class A2, 0.28% 4/15/24	3,382,986	3,382,299
Series 2021-3 Class A2, 0.29% 5/15/24	6,568,704	6,559,349
Series 2021-4 Class A2, 0.37% 8/15/24	10,958,943	10,934,814
Santander Retail Auto Lease Trust:
Series 2020-B:
Class A2, 0.42% 11/20/23 (a)	4,557,251	4,548,034
Class A3, 0.57% 4/22/24 (a)	8,450,000	8,333,550
Series 2021-A Class A2, 0.32% 2/20/24 (a)	8,019,830	7,978,279
Series 2021-B Class A2, 0.31% 1/22/24 (a)	6,820,075	6,783,099
Series 2021-C Class A2, 0.29% 4/22/24 (a)	9,436,211	9,395,068
Series 2022-A Class A2, 0.97% 3/20/25 (a)	15,000,000	14,920,380
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (a)(b)(c)	7,764,000	7,735,949
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 1.2613% 1/15/34 (a)(b)(c)	10,983,000	10,918,914
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.4287% 11/18/30 (a)(b)(c)	10,114,000	10,056,269
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.1713% 7/15/30 (a)(b)(c)	12,036,000	11,958,861
Tesla Auto Lease Trust:
Series 2021-A Class A2, 0.36% 3/20/25 (a)	9,207,403	9,136,542
Series 2021-B Class A2, 0.36% 9/22/25 (a)	12,379,000	12,349,735
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	179,407	178,359
Series 2021-2 Class A, 0.91% 6/20/31 (a)	3,379,816	3,356,390
Series 2021-3 Class A, 0.83% 7/20/31 (a)	5,662,502	5,609,113
Series 2021-4 Class A, 0.84% 9/20/31 (a)	8,291,016	8,165,586
Series 2021-5 Class A, 1.31% 11/20/31 (a)	10,967,799	10,838,616
Verizon Master Trust Series 2022-1 Class A, 1.04% 1/20/27	17,500,000	17,403,663
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	526,184	526,591
Series 2020-A:
Class A2, 0.27% 4/20/23	5,154,510	5,150,435
Class A3, 0.39% 1/22/24	10,316,000	10,263,858
Volkswagen Auto Loan Enhanced Trust Series 2021-1 Class A2, 0.49% 10/21/24	17,500,000	17,377,112
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.1913% 4/17/30 (a)(b)(c)	10,783,000	10,744,968
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 0.4507% 8/20/29 (a)(b)(c)	6,946,559	6,935,344
World Omni Auto Receivables Trust:
Series 2021-C Class A2, 0.22% 9/16/24	15,748,922	15,686,695
Series 2021-D Class A2, 0.35% 12/16/24	11,916,000	11,855,046
World Omni Automobile Lease Securitization Trust Series 2020-B:
Class A2, 0.32% 9/15/23	2,876,872	2,874,951
Class A3, 0.45% 2/15/24	4,816,000	4,774,782
TOTAL ASSET-BACKED SECURITIES
(Cost $791,764,467)		787,104,113

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 1.6%
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (a)(b)	3,373,582	3,348,230
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	1,869,087	1,857,677
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	2,490,894	2,478,394
Series 2021-HB7 Class A, 1.1512% 10/27/31 (a)	3,135,465	3,102,749
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.5998% 11/25/24 (a)(b)	11,776,000	11,775,993
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 0.6257% 9/10/22 (a)(b)(c)	15,000,000	14,981,384
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (a)(b)	8,521,981	8,472,827
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (a)	5,972,389	5,905,616
Silverstone Master Issuer PLC floater Series 2022-1A Class 1A, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.42% 1/21/70 (a)(b)(c)	18,000,000	17,970,174
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $70,139,372)		69,893,044

Commercial Mortgage Securities - 0.9%
BAMLL Commercial Mortgage Securities Trust floater Series 2022-DKLX Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.25% 1/15/39 (a)(b)(c)	2,702,000	2,678,741
BX Commercial Mortgage Trust floater Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.0629% 2/15/39 (a)(b)(c)	6,864,000	6,795,286
BX Trust floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.042% 11/15/38 (a)(b)(c)	4,756,000	4,705,488
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.8269% 10/15/26 (a)(b)(c)	4,422,000	4,322,356
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (a)(b)(c)	2,858,398	2,809,791
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38 (a)(b)(c)	6,595,000	6,458,960
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (a)(b)(c)	3,836,532	3,759,667
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 7/15/38 (a)(b)(c)	2,275,000	2,226,696
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (a)(b)(c)	4,580,000	4,488,277
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $38,763,309)		38,245,262

Bank Notes - 0.9%
Capital One NA 2.15% 9/6/22	12,023,000	12,090,525
Huntington National Bank 2.5% 8/7/22	5,000,000	5,026,640
Truist Bank 2.8% 5/17/22	24,385,000	24,447,590
TOTAL BANK NOTES
(Cost $41,619,422)		41,564,755

Certificates of Deposit - 2.9%
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.35% 2/2/23 (b)(c)	$14,750,000	$14,745,425
0.28% 5/17/22	15,000,000	14,992,692
Credit Suisse AG yankee U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 3/20/23 (b)(c)	13,800,000	13,790,139
Lloyds Bank Corporate Markets PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 0.33% 2/13/23 (b)(c)	13,800,000	13,795,046
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.160% 0.21% 7/25/22 (b)(c)	13,800,000	13,799,887
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 0.33% 2/10/23 (b)(c)	13,800,000	13,798,009
Sumitomo Mitsui Banking Corp. yankee U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 0.33% 2/10/23 (b)(c)	13,800,000	13,796,017
Sumitomo Mitsui Trust Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.160% 0.21% 8/1/22 (b)(c)	15,000,000	14,999,487
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.190% 0.24% 8/19/22 (b)(c)	13,800,000	13,799,077
TOTAL CERTIFICATES OF DEPOSIT
(Cost $127,550,000)		127,515,779

Commercial Paper - 6.8%
American Electric Power Co., Inc. 0.8% 4/27/22	13,800,000	13,785,837
Cigna Corp. 0.8% 4/25/22	15,000,000	14,985,464
Enel Finance America LLC:
yankee:
0.37% 7/11/22	15,000,000	14,949,405
0.4% 9/22/22	18,100,000	17,980,373
0.63% 7/14/22	12,000,000	11,958,157
0.4% 8/11/22	13,000,000	12,940,186
General Motors Financial Co., Inc.:
0.4% 3/28/22	9,200,000	9,196,157
0.45% 3/22/22	10,000,000	9,996,963
HSBC U.S.A., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.4% 2/1/23 (b)(c)	14,750,000	14,738,811
yankee 0.35% 5/13/22	15,000,000	14,983,874
0.33% 9/13/22	15,000,000	14,914,797
0.33% 10/4/22	18,200,000	18,080,421
NatWest Markets PLC yankee:
0.3% 6/21/22	16,000,000	15,960,426
0.35% 4/19/22	15,000,000	14,988,896
0.6% 7/26/22	5,000,000	4,982,096
0.6% 7/27/22	11,000,000	10,960,209
Sempra Energy 1% 5/23/22	13,800,000	13,774,498
Societe Generale yankee:
0.25% 8/31/22 (b)(c)	13,800,000	13,799,224
0.295% 4/28/22	15,000,000	14,991,789
Thermo Fisher Scientific, Inc. 0.51% 6/1/22	18,000,000	17,962,987
UBS AG London Branch yankee 0.45% 9/7/22	15,000,000	14,936,414
Viatris, Inc. 0.68% 4/26/22	12,000,000	11,984,154
TOTAL COMMERCIAL PAPER
(Cost $303,248,646)		302,851,138
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund 0.07% (d)
(Cost $215,231,518)	215,188,480	215,231,518
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,463,953,217)		4,446,831,667
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,348,905
NET ASSETS - 100%		$4,448,180,572

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,093,052,977 or 24.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$400,290,556	$1,076,177,810	$1,261,236,848	$104,755	$--	$--	$215,231,518	0.4%
Fidelity Securities Lending Cash Central Fund 0.07%	--	113,257,762	113,257,762	10,020	--	--	--	0.0%
Total	$400,290,556	$1,189,435,572	$1,374,494,610	$114,775	$--	$--	$215,231,518

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,540,884,896	$--	$2,540,884,896	$--
U.S. Government and Government Agency Obligations	323,541,162	--	323,541,162	--
Asset-Backed Securities	787,104,113	--	787,104,113	--
Collateralized Mortgage Obligations	69,893,044	--	69,893,044	--
Commercial Mortgage Securities	38,245,262	--	38,245,262	--
Bank Notes	41,564,755	--	41,564,755	--
Certificates of Deposit	127,515,779	--	127,515,779	--
Commercial Paper	302,851,138	--	302,851,138	--
Money Market Funds	215,231,518	215,231,518	--	--
Total Investments in Securities:	$4,446,831,667	$215,231,518	$4,231,600,149	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.0%
Canada	6.2%
United Kingdom	5.5%
Cayman Islands	3.4%
Japan	2.9%
France	1.6%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,248,721,699)	$4,231,600,149
Fidelity Central Funds (cost $215,231,518)	215,231,518
Total Investment in Securities (cost $4,463,953,217)		$4,446,831,667
Cash		10,094
Receivable for fund shares sold		17,288,028
Interest receivable		9,597,133
Distributions receivable from Fidelity Central Funds		14,491
Prepaid expenses		2,656
Receivable from investment adviser for expense reductions		365,374
Total assets		4,474,109,443
Liabilities
Payable for fund shares redeemed	24,654,389
Distributions payable	123,256
Accrued management fee	1,112,968
Other payables and accrued expenses	38,258
Total liabilities		25,928,871
Net Assets		$4,448,180,572
Net Assets consist of:
Paid in capital		$4,464,381,040
Total accumulated earnings (loss)		(16,200,468)
Net Assets		$4,448,180,572
Net Asset Value, offering price and redemption price per share ($4,448,180,572 ÷ 446,392,831 shares)		$9.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$9,626,872
Income from Fidelity Central Funds (including $10,020 from security lending)		114,775
Total income		9,741,647
Expenses
Management fee	$6,583,801
Custodian fees and expenses	23,791
Independent trustees' fees and expenses	7,216
Registration fees	(14,857)
Audit	27,037
Legal	2,549
Miscellaneous	8,688
Total expenses before reductions	6,638,225
Expense reductions	(1,842,415)
Total expenses after reductions		4,795,810
Net investment income (loss)		4,945,837
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	187,491
Total net realized gain (loss)		187,491
Change in net unrealized appreciation (depreciation) on investment securities		(21,597,636)
Net gain (loss)		(21,410,145)
Net increase (decrease) in net assets resulting from operations		$(16,464,308)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	For the period September 15, 2020 (commencement of operations) through August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,945,837	$5,877,832
Net realized gain (loss)	187,491	352,129
Change in net unrealized appreciation (depreciation)	(21,597,636)	4,476,086
Net increase (decrease) in net assets resulting from operations	(16,464,308)	10,706,047
Distributions to shareholders	(5,360,768)	(5,062,422)
Share transactions
Proceeds from sales of shares	1,135,677,367	5,972,784,806
Reinvestment of distributions	4,704,024	4,678,859
Cost of shares redeemed	(898,060,484)	(1,755,422,549)
Net increase (decrease) in net assets resulting from share transactions	242,320,907	4,222,041,116
Total increase (decrease) in net assets	220,495,831	4,227,684,741
Net Assets
Beginning of period	4,227,684,741	–
End of period	$4,448,180,572	$4,227,684,741
Other Information
Shares
Sold	113,632,920	597,093,559
Issued in reinvestment of distributions	470,767	467,674
Redeemed	(89,884,592)	(175,387,497)
Net increase (decrease)	24,219,095	422,173,736

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Low Duration Income Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.011	.016
Net realized and unrealized gain (loss)	(.049)	.007
Total from investment operations	(.038)	.023
Distributions from net investment income	(.010)	(.013)
Distributions from net realized gain	(.002)	–
Total distributions	(.012)	(.013)
Net asset value, end of period	$9.96	$10.01
Total ReturnD,E	(.38)%	.23%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.30%H	.34%H
Expenses net of fee waivers, if any	.22%H	.22%H
Expenses net of all reductions	.22%H	.22%H
Net investment income (loss)	.23%H	.17%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,448,181	$4,227,685
Portfolio turnover rateI	47%H	15%H,J

 A For the period September 15, 2020 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity SAI Low Duration Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,262,129
Gross unrealized depreciation	(17,682,155)
Net unrealized appreciation (depreciation)	$(16,420,026)
Tax cost	$4,463,251,693

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Low Duration Income Fund	1,059,719,548	758,430,171

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Low Duration Income Fund	357,344,436	3,573,444,362

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Low Duration Income Fund	$3,368

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Low Duration Income Fund	$1,088	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .22% of average net assets. This reimbursement will remain in place through December 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,842,387.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $28.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity SAI Low Duration Income Fund	.22%
Actual		$1,000.00	$996.20	$1.09
Hypothetical-C		$1,000.00	$1,023.70	$1.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Low Duration Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Historical Management Fees (BP) vs. Competitive Medians (BP):

SAI Low Duration Income
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
35
30
30
2016
2017
2018
2019
2020

	2016	2017	2018	2019	2020
TMG %	-	-	-	-	24%
Funds	-	-	-	-	165
ASPG Quartile	-	-	-	-	2nd

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median for the period and below the ASPG competitive median for the period.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.22% through December 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LDI-SANN-0422
1.9900848.101

Fidelity® SAI Short-Term Bond Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	36.0%
AAA	15.7%
AA	1.6%
A	19.2%
BBB	19.9%
BB and Below	0.9%
Not Rated	4.4%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	40.2%
U.S. Government and U.S. Government Agency Obligations	36.0%
Asset-Backed Securities	12.7%
CMOs and Other Mortgage Related Securities	8.5%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 15.3%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 0.9% 3/25/24	$5,000,000	$4,913,893
NTT Finance Corp.:
0.373% 3/3/23 (a)	3,840,000	3,799,047
0.583% 3/1/24 (a)	1,597,000	1,551,137
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5491% 3/22/24 (b)(c)	2,637,000	2,643,689
0.75% 3/22/24	1,969,000	1,927,140
		14,834,906
Entertainment - 0.1%
The Walt Disney Co. 3% 9/15/22	1,000,000	1,010,631
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	5,374,000	5,413,321
Discovery Communications LLC 2.95% 3/20/23	3,000,000	3,031,889
		8,445,210
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	3,440,000	3,536,389

TOTAL COMMUNICATION SERVICES		27,827,136

CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.5%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	5,956,000	6,066,779
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 1.1506% 5/4/23 (a)(b)(c)	2,870,000	2,887,176
0.75% 3/1/24 (a)	3,927,000	3,825,761
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (b)(c)	2,500,000	2,523,413
1.05% 3/8/24	984,000	958,777
1.2% 10/15/24	4,500,000	4,379,671
1.25% 1/8/26	3,096,000	2,921,317
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (a)	4,500,000	4,406,783
2.9% 5/13/22 (a)	1,683,000	1,689,121
		29,658,798
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	3,041,000	2,989,319
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp. 2.05% 4/23/22	2,295,000	2,299,016

TOTAL CONSUMER DISCRETIONARY		34,947,133

CONSUMER STAPLES - 2.1%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000,000	4,875,832
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	667,000	661,661
0.8% 2/10/24 (a)	2,817,000	2,749,442
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (a)	4,326,000	4,163,269
		7,574,372
Food Products - 0.3%
Conagra Brands, Inc. 0.5% 8/11/23	3,008,000	2,948,562
JDE Peet's BV 0.8% 9/24/24 (a)	3,828,000	3,666,416
		6,614,978
Tobacco - 1.1%
Altria Group, Inc. 2.35% 5/6/25	621,000	619,082
BAT Capital Corp. 3.222% 8/15/24	5,286,000	5,349,294
BAT International Finance PLC 1.668% 3/25/26	3,286,000	3,120,629
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	3,612,000	3,652,068
3.75% 7/21/22 (a)	2,978,000	2,990,302
Philip Morris International, Inc.:
1.125% 5/1/23	3,030,000	3,019,454
2.875% 5/1/24	3,258,000	3,321,495
		22,072,324

TOTAL CONSUMER STAPLES		41,137,506

ENERGY - 3.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 1.231% 12/15/23	959,000	949,307
Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,208,000	2,168,454
Chevron Corp. 1.141% 5/11/23	3,083,000	3,071,736
ConocoPhillips Co. 2.4% 3/7/25 (d)	1,906,000	1,907,844
Enbridge, Inc.:
0.55% 10/4/23	5,000,000	4,894,207
2.15% 2/16/24	737,000	738,095
2.5% 2/14/25	769,000	771,535
Energy Transfer LP:
3.6% 2/1/23	1,867,000	1,886,780
4.2% 9/15/23	952,000	978,961
4.25% 3/15/23	2,222,000	2,264,525
Enterprise Products Operating LP 3.35% 3/15/23	3,500,000	3,543,813
Equinor ASA 1.75% 1/22/26	690,000	676,641
Kinder Morgan Energy Partners LP 3.5% 9/1/23	1,826,000	1,859,465
Kinder Morgan, Inc. 3.15% 1/15/23	3,142,000	3,178,311
MPLX LP:
1.75% 3/1/26	4,929,000	4,723,918
4.5% 7/15/23	2,562,000	2,630,249
Occidental Petroleum Corp. 2.9% 8/15/24	1,348,000	1,349,685
Phillips 66 Co.:
0.9% 2/15/24	4,500,000	4,420,831
3.7% 4/6/23	2,697,000	2,755,227
3.85% 4/9/25	3,943,000	4,097,709
Pioneer Natural Resources Co. 0.55% 5/15/23	3,370,000	3,326,516
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	3,085,000	3,085,000
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 1.8444% 1/13/23 (b)(c)	1,253,000	1,248,231
		55,577,733

TOTAL ENERGY		56,527,040

FINANCIALS - 22.1%
Banks - 11.9%
Bank of America Corp.:
0.81% 10/24/24 (b)	3,000,000	2,928,073
0.976% 4/22/25 (b)	4,000,000	3,876,447
1.843% 2/4/25 (b)	5,000,000	4,951,282
3.004% 12/20/23 (b)	12,232,000	12,340,710
Bank of Nova Scotia 0.8% 6/15/23	5,422,000	5,360,720
Barclays PLC:
1.007% 12/10/24 (b)	2,279,000	2,221,160
2.852% 5/7/26 (b)	2,387,000	2,386,126
4.338% 5/16/24 (b)	3,000,000	3,082,847
BNP Paribas SA 3.5% 3/1/23 (a)	10,101,000	10,262,396
BPCE SA 1.625% 1/14/25 (a)	6,000,000	5,888,647
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	2,000,000	1,966,040
0.95% 6/23/23	8,205,000	8,119,549
Citigroup, Inc.:
0.981% 5/1/25 (b)	2,294,000	2,228,242
2.014% 1/25/26 (b)	5,000,000	4,921,280
3.106% 4/8/26 (b)	3,286,000	3,329,031
Danske Bank A/S 3.875% 9/12/23 (a)	3,715,000	3,803,556
DNB Bank ASA 0.856% 9/30/25 (a)(b)	5,000,000	4,834,298
HSBC Holdings PLC:
0.976% 5/24/25 (b)	4,500,000	4,349,602
1.162% 11/22/24 (b)	5,000,000	4,890,819
1.645% 4/18/26 (b)	3,331,000	3,211,095
Intesa Sanpaolo SpA:
3.125% 7/14/22 (a)	1,000,000	1,005,144
3.25% 9/23/24 (a)	4,970,000	5,024,075
JPMorgan Chase & Co.:
0.697% 3/16/24 (b)	4,000,000	3,949,664
0.824% 6/1/25 (b)	3,418,000	3,306,939
1.514% 6/1/24 (b)	6,888,000	6,861,227
Lloyds Banking Group PLC 0.695% 5/11/24 (b)	2,769,000	2,725,315
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	3,944,000	3,871,017
0.953% 7/19/25 (b)	3,500,000	3,379,934
0.962% 10/11/25 (b)	5,000,000	4,815,571
2.193% 2/25/25	4,466,000	4,429,805
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	2,087,000	2,044,602
2.651% 5/22/26 (b)	3,989,000	3,989,563
NatWest Group PLC:
2.359% 5/22/24 (b)	2,599,000	2,605,108
3.875% 9/12/23	6,951,000	7,119,062
NatWest Markets PLC:
0.8% 8/12/24 (a)	2,224,000	2,132,162
3.625% 9/29/22 (a)	5,000,000	5,069,571
PNC Bank NA 2.5% 8/27/24	5,418,000	5,471,770
Rabobank Nederland 3.95% 11/9/22	5,000,000	5,091,946
Regions Financial Corp. 2.25% 5/18/25	1,933,000	1,936,388
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4989% 10/26/23 (b)(c)	5,000,000	5,001,360
1.6% 4/17/23	3,286,000	3,289,509
2.55% 7/16/24	4,245,000	4,290,376
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	1,000,000	1,014,794
3.5% 6/7/24	3,539,000	3,607,479
Societe Generale 2.226% 1/21/26 (a)(b)	7,500,000	7,325,787
Svenska Handelsbanken AB 0.625% 6/30/23 (a)	5,060,000	4,997,523
Synovus Financial Corp. 3.125% 11/1/22	7,000,000	7,042,667
The Toronto-Dominion Bank 0.75% 6/12/23	8,265,000	8,178,019
Wells Fargo & Co.:
1.654% 6/2/24 (b)	4,022,000	4,008,042
2.164% 2/11/26 (b)	9,858,000	9,737,993
		228,274,332
Capital Markets - 4.9%
Credit Suisse AG:
0.52% 8/9/23	3,750,000	3,680,322
1% 5/5/23	3,943,000	3,912,952
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,264,000	1,225,323
0.962% 11/8/23	3,081,000	3,023,872
1.447% 4/1/25 (b)	2,890,000	2,821,454
2.222% 9/18/24 (b)	12,004,000	11,975,530
Goldman Sachs Group, Inc.:
0.523% 3/8/23	3,350,000	3,326,491
0.627% 11/17/23 (b)	3,500,000	3,471,157
1.757% 1/24/25 (b)	10,000,000	9,887,603
2.905% 7/24/23 (b)	6,153,000	6,184,887
2.908% 6/5/23 (b)	4,197,000	4,213,509
Intercontinental Exchange, Inc. 0.7% 6/15/23	3,425,000	3,383,749
Moody's Corp. 4.875% 2/15/24	2,500,000	2,621,630
Morgan Stanley:
0.731% 4/5/24 (b)	4,000,000	3,944,689
0.79% 5/30/25 (b)	4,350,000	4,194,328
2.75% 5/19/22	3,159,000	3,171,489
3.737% 4/24/24 (b)	2,949,000	3,004,001
4% 7/23/25	3,286,000	3,441,585
4.875% 11/1/22	5,000,000	5,113,668
UBS AG London Branch:
0.375% 6/1/23 (a)	4,081,000	4,019,448
1.375% 1/13/25 (a)	3,559,000	3,479,839
UBS Group AG 1.008% 7/30/24 (a)(b)	4,110,000	4,051,380
		94,148,906
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 0.7292% 9/29/23 (b)(c)	5,000,000	4,986,550
1.15% 10/29/23	4,000,000	3,907,346
1.65% 10/29/24	4,707,000	4,568,138
1.75% 1/30/26	2,616,000	2,478,587
4.125% 7/3/23	1,217,000	1,244,176
4.875% 1/16/24	986,000	1,023,349
Ally Financial, Inc.:
3.05% 6/5/23	2,805,000	2,838,297
5.125% 9/30/24	3,126,000	3,312,478
Capital One Financial Corp.:
1.343% 12/6/24 (b)	4,000,000	3,939,785
2.6% 5/11/23	2,196,000	2,214,484
Ford Motor Credit Co. LLC:
3.087% 1/9/23	3,339,000	3,360,036
4.14% 2/15/23	1,769,000	1,788,901
Hyundai Capital America 1% 9/17/24 (a)	4,487,000	4,314,882
Synchrony Financial:
4.25% 8/15/24	4,618,000	4,786,000
4.375% 3/19/24	3,952,000	4,086,514
		48,849,523
Diversified Financial Services - 1.3%
Athene Global Funding:
0.95% 1/8/24 (a)	3,290,000	3,215,398
1% 4/16/24 (a)	4,000,000	3,894,578
1.716% 1/7/25 (a)	3,920,000	3,823,856
Equitable Holdings, Inc. 3.9% 4/20/23	3,200,000	3,274,377
GA Global Funding Trust 1.25% 12/8/23 (a)	5,000,000	4,908,288
Jackson Financial, Inc. 1.125% 11/22/23 (a)	5,000,000	4,918,840
USAA Capital Corp. 1.5% 5/1/23 (a)	674,000	673,233
		24,708,570
Insurance - 1.4%
American International Group, Inc. 2.5% 6/30/25	3,286,000	3,300,505
Equitable Financial Life Global Funding:
0.5% 11/17/23 (a)	5,000,000	4,894,735
1.1% 11/12/24 (a)	5,000,000	4,831,827
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	1,726,000	1,639,821
Metropolitan Life Global Funding I 0.9% 6/8/23 (a)	2,778,000	2,756,264
Pacific Life Global Funding II 1.2% 6/24/25 (a)	2,709,000	2,615,862
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.499% 4/12/24 (a)(b)(c)	1,828,000	1,831,515
Protective Life Global Funding 0.502% 4/12/23 (a)	5,000,000	4,936,909
		26,807,438

TOTAL FINANCIALS		422,788,769

HEALTH CARE - 2.6%
Biotechnology - 0.8%
AbbVie, Inc.:
2.3% 11/21/22	4,395,000	4,422,098
2.9% 11/6/22	8,000,000	8,079,203
3.25% 10/1/22	2,000,000	2,013,321
		14,514,622
Health Care Providers & Services - 0.8%
Anthem, Inc.:
0.45% 3/15/23	4,206,000	4,161,239
3.125% 5/15/22	3,580,000	3,596,432
Cigna Corp.:
0.613% 3/15/24	990,000	964,771
3.05% 11/30/22	2,467,000	2,497,915
Humana, Inc. 0.65% 8/3/23	4,595,000	4,523,215
		15,743,572
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc. 0.85% 9/15/24	4,620,000	4,457,209
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	5,000,000	4,883,746
		9,340,955
Pharmaceuticals - 0.5%
AstraZeneca Finance LLC 0.7% 5/28/24	3,267,000	3,179,818
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	3,302,000	3,467,730
Mylan NV 3.125% 1/15/23 (a)	3,221,000	3,253,069
		9,900,617

TOTAL HEALTH CARE		49,499,766

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.4%
The Boeing Co.:
1.167% 2/4/23	4,227,000	4,209,860
1.95% 2/1/24	1,500,000	1,493,999
4.875% 5/1/25	2,307,000	2,452,532
		8,156,391
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	3,718,000	3,670,949
Commercial Services & Supplies - 0.2%
Republic Services, Inc. 0.875% 11/15/25	4,500,000	4,244,132
Industrial Conglomerates - 0.3%
Roper Technologies, Inc. 3.65% 9/15/23	2,500,000	2,565,619
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (a)	2,595,000	2,536,850
		5,102,469
Machinery - 0.3%
Caterpillar Financial Services Corp. 0.25% 3/1/23	5,000,000	4,948,167
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (a)	1,613,000	1,581,995
		6,530,162
Road & Rail - 0.4%
Canadian Pacific Railway Co. 1.35% 12/2/24	7,345,000	7,165,698
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.7% 2/15/24	1,322,000	1,280,951
0.8% 8/18/24	1,945,000	1,869,610
International Lease Finance Corp. 5.875% 8/15/22	3,589,000	3,658,481
		6,809,042
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	476,000	476,849

TOTAL INDUSTRIALS		42,155,692

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 5.45% 6/15/23	1,371,000	1,427,086
IT Services - 0.3%
PayPal Holdings, Inc. 1.35% 6/1/23	1,647,000	1,641,787
The Western Union Co.:
2.85% 1/10/25	775,000	784,643
4.25% 6/9/23	2,949,000	3,026,079
		5,452,509
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.2992% 10/1/24 (b)(c)	2,353,000	2,352,554
Microchip Technology, Inc. 0.983% 9/1/24 (a)	2,203,000	2,119,800
		4,472,354
Software - 0.3%
VMware, Inc.:
0.6% 8/15/23	4,384,000	4,304,364
1% 8/15/24	2,883,000	2,799,599
		7,103,963
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	3,511,000	3,488,026

TOTAL INFORMATION TECHNOLOGY		21,943,938

MATERIALS - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	1,975,000	2,010,378
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	719,000	716,667
The Mosaic Co. 3.25% 11/15/22	1,116,000	1,129,926
Westlake Corp. 0.875% 8/15/24	1,332,000	1,291,189
		5,148,160
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	1,459,000	1,396,417
Crown Castle International Corp. 1.35% 7/15/25	342,000	328,080
Welltower, Inc. 3.625% 3/15/24	1,604,000	1,647,551
		3,372,048
UTILITIES - 3.3%
Electric Utilities - 2.1%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.7028% 6/15/23 (a)(b)(c)	3,803,000	3,800,580
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2993% 6/10/23 (b)(c)	3,198,000	3,190,613
Edison International 2.95% 3/15/23	5,000,000	5,028,134
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 8/15/23 (b)(c)	4,500,000	4,493,397
Exelon Corp. 3.497% 6/1/22 (b)	3,112,000	3,121,711
FirstEnergy Corp.:
1.6% 1/15/26	365,000	343,100
2.05% 3/1/25	2,028,000	1,972,352
Florida Power & Light Co. 2.85% 4/1/25	926,000	945,690
ITC Holdings Corp. 2.7% 11/15/22	2,247,000	2,265,826
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.7496% 2/22/23 (b)(c)	5,000,000	4,994,635
0.65% 3/1/23	3,500,000	3,466,316
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.4698% 9/28/23 (b)(c)	1,790,000	1,785,216
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 0.4195% 5/10/23 (b)(c)	3,695,000	3,691,858
0.6% 2/26/24	1,338,000	1,297,667
		40,397,095
Gas Utilities - 0.7%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.5783% 3/9/23 (b)(c)	4,686,000	4,681,745
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6733% 3/2/23 (b)(c)	2,052,000	2,052,025
Dominion Gas Holdings LLC 2.5% 11/15/24	722,000	722,562
ONE Gas, Inc. 0.85% 3/11/23	5,000,000	4,958,124
		12,414,456
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	2,029,000	1,956,604
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.6995% 5/13/24 (b)(c)	3,063,000	3,063,567
DTE Energy Co. 2.25% 11/1/22	3,961,000	3,984,732
NiSource, Inc. 0.95% 8/15/25	1,507,000	1,423,741
		8,472,040

TOTAL UTILITIES		63,240,195

TOTAL NONCONVERTIBLE BONDS
(Cost $781,451,304)		768,587,383

U.S. Treasury Obligations - 35.2%
U.S. Treasury Notes:
0.25% 5/15/24	$330,625,000	$321,442,398
0.25% 7/31/25	79,359,800	75,571,609
0.375% 8/15/24 (e)	78,000,000	75,757,500
0.375% 4/30/25	65,643,900	63,030,965
0.75% 12/31/23	30,000,000	29,625,000
2.125% 3/31/24	51,101,500	51,754,242
2.375% 8/15/24	54,665,500	55,711,832
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $691,582,223)		672,893,546

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.3%
4.5% 3/1/39 to 9/1/49	3,660,243	3,925,098
5.5% 11/1/34	706,177	778,405
7.5% 11/1/31	146	166

TOTAL FANNIE MAE		4,703,669

Freddie Mac - 0.1%
3% 2/1/34	2,222,916	2,285,530
8.5% 5/1/26 to 7/1/28	12,130	13,400

TOTAL FREDDIE MAC		2,298,930

Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	85,160	94,341
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,272,247)		7,096,940

Asset-Backed Securities - 12.7%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	$455,000	$453,810
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.3189% 7/22/32 (a)(b)(c)	4,510,000	4,482,994
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (a)(b)(c)	4,518,000	4,495,071
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 1.403% 1/17/32 (a)(b)(c)	5,435,000	5,433,679
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	1,337,404	1,305,569
American Express Credit Account Master Trust Series 2021-1 Class A, 0.9% 11/15/26	5,630,000	5,507,384
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	4,632,000	4,549,337
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.3089% 4/22/31 (a)(b)(c)	3,925,000	3,922,296
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	5,085,000	4,966,114
Series 2021-A1 Class A1, 0.44% 9/15/26	4,673,000	4,543,117
Capital One Multi-Asset Execution Trust Series 2021-A3 Class A3, 1.04% 11/15/26	5,927,000	5,799,907
CarMax Auto Owner Trust:
Series 2018-4 Class A3, 3.36% 9/15/23	309,813	311,371
Series 2020-4 Class A3, 0.5% 8/15/25	2,597,000	2,565,902
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	3,701,000	3,651,943
Series 2021-P3 Class A3, 0.7% 11/10/26	3,730,000	3,636,556
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (a)(b)(c)	1,244,000	1,235,849
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.3413% 7/15/33 (a)(b)(c)	4,739,000	4,709,765
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.2376% 7/27/30 (a)(b)(c)	4,220,000	4,178,842
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (a)	647,543	649,306
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	293,590	294,048
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.6869% 7/25/34 (b)(c)	70,095	68,779
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (a)	510,267	508,998
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	452,351	452,159
Class A3, 0.57% 10/23/23 (a)	1,910,000	1,901,210
Series 2021-1 Class A3, 0.43% 5/22/26 (a)	1,645,000	1,623,377
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	5,550,000	5,377,769
Series 2022-A1 Class A1, 1.96% 2/16/27	3,099,000	3,105,688
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	224,052	224,363
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (a)	3,117,356	3,085,117
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (a)	5,000,000	4,966,367
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (a)	2,384,486	2,347,100
Drive Auto Receivables Trust Series 2021-2 Class A2, 0.36% 5/15/24	2,515,596	2,511,101
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (a)(b)(c)	4,077,000	4,075,593
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	2,291,897	2,298,703
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	2,829,891	2,802,002
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	1,110,616	1,095,282
Series 2021-2 Class A2, 0.48% 5/20/27 (a)	3,825,000	3,743,217
Exeter Automobile Receivables Trust:
Series 2021-2A Class A3, 0.3% 10/15/24	1,540,000	1,537,157
Series 2021-3A Class A2, 0.34% 1/16/24	1,156,129	1,155,372
Ford Credit Auto Owner Trust Series 2019-A Class A3, 2.78% 9/15/23	175,371	175,944
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	7,267,000	7,147,164
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	3,026,000	2,986,213
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (a)	1,575,000	1,549,798
Series 2020-2 Class A, 0.69% 10/15/25 (a)	3,406,000	3,353,623
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	3,319,000	3,276,827
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	1,416,000	1,423,509
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2589% 1/22/31 (a)(b)(c)	3,305,000	3,290,432
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (a)	1,644,509	1,637,319
Series 2021-3A Class A, 0.65% 12/15/31 (a)	1,741,453	1,728,419
Series 2022-1A Class A, 1.36% 4/15/32 (a)	3,830,000	3,827,073
Mercedes-Benz Auto Lease Trust Series 2019-B Class A3, 2% 10/17/22	203,713	203,848
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	2,375,210	2,383,609
Mortgage Repurchase Agreement Financing Trust Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.6257% 3/10/22 (a)(b)(c)	3,572,000	3,559,605
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.2413% 7/17/32 (a)(b)(c)	4,380,000	4,343,221
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (a)	4,502,000	4,375,934
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 1.2796% 5/20/29 (a)(b)(c)	3,430,024	3,423,692
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 1.05% 4/15/30 (a)(b)(c)	4,900,000	4,898,834
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4319% 1/25/36 (b)(c)	117,981	117,842
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (a)(b)	772,041	758,117
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (a)(b)	2,690,932	2,562,047
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	2,530,000	2,505,874
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (a)	3,766,000	3,714,100
Series 2021-A Class A3, 0.51% 7/22/24 (a)	2,246,000	2,213,802
Securitized Term Auto Receivables Trust Series 2019-1A Class A3, 2.986% 2/27/23 (a)	52,420	52,508
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.7528% 12/15/25 (a)(b)(c)	1,131,618	1,130,427
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (a)(b)(c)	3,398,000	3,385,723
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 1.2613% 1/15/34 (a)(b)(c)	4,807,000	4,778,951
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.4287% 11/18/30 (a)(b)(c)	4,433,000	4,407,696
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.1713% 7/15/30 (a)(b)(c)	5,233,000	5,199,462
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0469% 9/25/34 (b)(c)	86,419	85,586
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (a)	1,885,000	1,877,046
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (a)	3,226,000	3,158,753
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	2,401,000	2,346,863
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	77,245	76,793
Series 2021-2 Class A, 0.91% 6/20/31 (a)	1,483,937	1,473,651
Series 2021-3 Class A, 0.83% 7/20/31 (a)	2,477,614	2,454,254
Series 2021-4 Class A, 0.84% 9/20/31 (a)	3,604,039	3,549,515
Series 2021-5 Class A, 1.31% 11/20/31 (a)	4,347,872	4,296,661
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	830,552	819,375
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	3,071,703	3,013,558
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (a)(b)	3,907,759	3,907,193
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	3,250,000	3,158,252
Series 2021-2 Class A, 0.99% 4/20/28	4,700,000	4,596,819
Volkswagen Auto Lease Trust Series 2019-A Class A3, 1.99% 11/21/22	234,580	234,762
Volvo Financial Equipment LLC Series 2019-1A Class A3, 3% 3/15/23 (a)	5,606	5,613
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.1913% 4/17/30 (a)(b)(c)	4,300,000	4,284,834
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 0.4507% 8/20/29 (a)(b)(c)	3,047,801	3,042,881
World Omni Auto Receivables Trust Series 2021-D Class A2, 0.35% 12/16/24	5,000,000	4,974,424
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	2,154,000	2,135,565
TOTAL ASSET-BACKED SECURITIES
(Cost $246,435,790)		243,476,225

Collateralized Mortgage Obligations - 3.5%
Private Sponsor - 3.1%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (a)	3,671,904	3,590,258
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	852,453	840,239
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (a)(b)	1,477,410	1,466,308
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	814,116	809,146
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	1,089,340	1,083,873
Series 2021-HB7 Class A, 1.1512% 10/27/31 (a)	1,372,182	1,357,865
CSMC Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (a)	4,864,093	4,733,468
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.5998% 11/25/24 (a)(b)	5,000,000	4,999,997
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (a)	2,221,791	2,175,653
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.9476% 8/25/60 (a)(b)(c)	193,704	193,800
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	3,662,000	3,676,003
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (a)(b)	4,108,950	4,052,680
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 0.6257% 9/10/22 (a)(b)(c)	6,000,000	5,992,553
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (a)	1,280,605	1,253,114
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (a)	1,627,264	1,624,545
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (a)(b)	3,720,511	3,699,051
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (a)(b)	3,664,921	3,568,380
Series 2021-2 Class A1, 2.115% 3/25/26 (a)	2,949,581	2,898,639
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (a)	585,037	571,077
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (a)	2,620,000	2,626,631
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (a)	2,724,332	2,693,873
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (b)(c)	898	875
Silverstone Master Issuer PLC floater Series 2022-1A Class 1A, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.42% 1/21/70 (a)(b)(c)	6,250,000	6,239,644

TOTAL PRIVATE SPONSOR		60,147,672

U.S. Government Agency - 0.4%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.4869% 5/25/45 (b)(c)	1,746,863	1,752,269
sequential payer Series 2001-40 Class Z, 6% 8/25/31	32,599	34,571
Series 2016-27:
Class HK, 3% 1/25/41	1,748,649	1,789,348
Class KG, 3% 1/25/40	801,249	819,941
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.5369% 7/25/46 (b)(c)	2,066,166	2,078,281
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	69,235	69,377
Series 2015-4437 Class DE, 2% 10/15/32	91,325	91,574
Series 3949 Class MK, 4.5% 10/15/34	195,725	207,917

TOTAL U.S. GOVERNMENT AGENCY		6,843,278

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $67,775,618)		66,990,950

Commercial Mortgage Securities - 5.4%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.25% 1/15/39 (a)(b)(c)	1,181,000	1,170,834
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,099,000	1,093,373
Benchmark Mortgage Trust:
sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	3,963,790	3,881,588
Series 2018-B7 Class A1, 3.436% 5/15/53	706,046	712,975
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.941% 9/15/26 (a)(b)(c)	2,278,000	2,233,841
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 0.8811% 10/15/36 (a)(b)(c)	2,101,000	2,053,658
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.8433% 5/15/38 (a)(b)(c)	1,700,000	1,663,904
Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.0629% 2/15/39 (a)(b)(c)	2,932,000	2,902,648
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.042% 11/15/38 (a)(b)(c)	2,082,000	2,059,888
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.8269% 10/15/26 (a)(b)(c)	1,935,000	1,891,397
floater sequential payer Series 2021-SOAR Class A, 0.861% 6/15/38 (a)(b)	1,898,000	1,855,230
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.191% 4/15/34 (a)(b)(c)	2,104,341	2,080,687
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.111% 10/15/36 (a)(b)(c)	3,355,062	3,340,345
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	3,729,222	3,607,818
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	2,268,517	2,158,765
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.1411% 11/15/36 (a)(b)(c)	821,166	810,874
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (a)(b)(c)	3,039,362	3,005,211
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (a)(b)(c)	1,251,341	1,230,062
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	1,779,687	1,787,800
Series 2014-GC21 Class AAB, 3.477% 5/10/47	488,220	496,350
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,337,654	1,360,807
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class ASB, 3.452% 7/15/47	2,047,517	2,074,229
Series 2020-SBX Class A, 1.67% 1/10/38 (a)	4,412,000	4,262,201
Series 2012-CR4 Class ASB, 2.436% 10/15/45	702,998	704,511
Series 2013-LC6 Class ASB, 2.478% 1/10/46	321,675	322,307
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.171% 5/15/36 (a)(b)(c)	3,927,000	3,895,466
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	527,101	514,470
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.941% 7/15/32 (a)(b)(c)	3,675,000	3,583,124
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38 (a)(b)(c)	2,887,000	2,827,448
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (a)(b)(c)	919,342	910,500
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	729,309	730,763
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.141% 10/15/36 (a)(b)(c)	1,243,000	1,229,725
sequential payer Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	409,731	409,607
Series 2011-GC5 Class A/S, 5.1577% 8/10/44 (a)(b)	3,208,511	3,216,764
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	2,716,191	2,731,868
Series 2017-GS8 Class A1, 2.222% 11/10/50	748,681	750,424
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	1,440,902	1,443,197
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	4,059,499	4,079,162
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.191% 9/15/29 (a)(b)(c)	1,364,955	1,351,231
sequential payer Series 2012-CBX Class A4, 3.4834% 6/15/45	287,282	288,105
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (a)	866,000	869,484
Series 2012-CBX Class A/S, 4.2707% 6/15/45	2,221,322	2,228,031
Series 2013-LC11 Class A/S, 3.216% 4/15/46	2,432,813	2,442,982
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (a)(b)(c)	1,683,828	1,650,092
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 7/15/38 (a)(b)(c)	995,000	973,874
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	840,846	850,923
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	2,396,136	2,402,061
Series 2019-H7 Class A1, 2.327% 7/15/52	1,220,308	1,221,216
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 0.675% 10/15/36 (a)(b)(c)	4,690,000	4,506,361
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (a)(b)(c)	2,005,000	1,964,846
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9127% 4/10/46 (a)(b)(c)	2,222,139	2,213,637
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	435,586	437,327
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	1,674,011	1,709,769
Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,100,056	2,146,774
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	72,599	73,024
Series 2013-C14 Class ASB, 2.977% 6/15/46	590,900	595,301
Series 2014-C20 Class ASB, 3.638% 5/15/47	437,789	445,075
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $105,356,312)		103,453,934

Bank Notes - 0.3%
First Republic Bank 1.912% 2/12/24 (b)	1,657,000	1,654,168
Truist Bank 1.25% 3/9/23	3,943,000	3,936,725
TOTAL BANK NOTES
(Cost $5,646,041)		5,590,893

Commercial Paper - 2.1%
Enel Finance America LLC yankee:
0.37% 7/11/22	$5,500,000	$5,481,449
0.4% 9/27/22	5,000,000	4,965,625
General Motors Financial Co., Inc.:
0.4% 3/28/22	7,000,000	6,997,076
0.43% 3/7/22	5,000,000	4,999,611
0.45% 3/22/22	5,000,000	4,998,481
HSBC U.S.A., Inc. 0.33% 10/4/22	5,000,000	4,967,149
Sempra Energy 1% 5/23/22	5,000,000	4,990,760
Viatris, Inc. 0.68% 4/26/22	3,000,000	2,996,039
TOTAL COMMERCIAL PAPER
(Cost $40,452,454)		40,396,190
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund 0.07% (f)	17,186,472	$17,189,910
Fidelity Securities Lending Cash Central Fund 0.07% (f)(g)	73,258,060	73,265,386
TOTAL MONEY MARKET FUNDS
(Cost $90,455,296)		90,455,296
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $2,036,427,285)		1,998,941,357
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(86,975,883)
NET ASSETS - 100%		$1,911,965,474

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $473,861,774 or 24.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$35,820,642	$365,578,349	$384,209,081	$7,532	$--	$--	$17,189,910	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	--	198,155,669	124,890,283	31,642	--	--	73,265,386	0.2%
Total	$35,820,642	$563,734,018	$509,099,364	$39,174	$--	$--	$90,455,296

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$768,587,383	$--	$768,587,383	$--
U.S. Government and Government Agency Obligations	672,893,546	--	672,893,546	--
U.S. Government Agency - Mortgage Securities	7,096,940	--	7,096,940	--
Asset-Backed Securities	243,476,225	--	243,476,225	--
Collateralized Mortgage Obligations	66,990,950	--	66,990,950	--
Commercial Mortgage Securities	103,453,934	--	103,453,934	--
Bank Notes	5,590,893	--	5,590,893	--
Commercial Paper	40,396,190	--	40,396,190	--
Money Market Funds	90,455,296	90,455,296	--	--
Total Investments in Securities:	$1,998,941,357	$90,455,296	$1,908,486,061	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.7%
United Kingdom	3.6%
Cayman Islands	3.4%
Canada	2.7%
Japan	1.4%
France	1.2%
Ireland	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $72,003,480) — See accompanying schedule: Unaffiliated issuers (cost $1,945,971,989)	$1,908,486,061
Fidelity Central Funds (cost $90,455,296)	90,455,296
Total Investment in Securities (cost $2,036,427,285)		$1,998,941,357
Receivable for investments sold		4,749,934
Receivable for fund shares sold		7,748,443
Interest receivable		5,165,972
Distributions receivable from Fidelity Central Funds		7,383
Prepaid expenses		1,162
Total assets		2,016,614,251
Liabilities
Payable for investments purchased
Regular delivery	$19,046,875
Delayed delivery	1,903,751
Payable for fund shares redeemed	9,903,386
Distributions payable	8,829
Accrued management fee	470,463
Other payables and accrued expenses	50,086
Collateral on securities loaned	73,265,387
Total liabilities		104,648,777
Net Assets		$1,911,965,474
Net Assets consist of:
Paid in capital		$1,949,891,315
Total accumulated earnings (loss)		(37,925,841)
Net Assets		$1,911,965,474
Net Asset Value, offering price and redemption price per share ($1,911,965,474 ÷ 195,186,925 shares)		$9.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$7,009,794
Income from Fidelity Central Funds (including $31,642 from security lending)		39,174
Total income		7,048,968
Expenses
Management fee	$2,832,599
Custodian fees and expenses	17,567
Independent trustees' fees and expenses	3,153
Registration fees	7,150
Audit	48,342
Legal	1,114
Miscellaneous	3,799
Total expenses before reductions	2,913,724
Expense reductions	(15,878)
Total expenses after reductions		2,897,846
Net investment income (loss)		4,151,122
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(732,285)
Total net realized gain (loss)		(732,285)
Change in net unrealized appreciation (depreciation) on investment securities		(40,259,232)
Net gain (loss)		(40,991,517)
Net increase (decrease) in net assets resulting from operations		$(36,840,395)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	For the period September 15, 2020 (commencement of operations) through August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,151,122	$7,562,396
Net realized gain (loss)	(732,285)	471,454
Change in net unrealized appreciation (depreciation)	(40,259,232)	2,773,304
Net increase (decrease) in net assets resulting from operations	(36,840,395)	10,807,154
Distributions to shareholders	(4,613,724)	(7,278,749)
Share transactions
Proceeds from sales of shares	443,617,772	2,493,989,974
Reinvestment of distributions	4,575,321	7,261,129
Cost of shares redeemed	(339,998,897)	(659,554,111)
Net increase (decrease) in net assets resulting from share transactions	108,194,196	1,841,696,992
Total increase (decrease) in net assets	66,740,077	1,845,225,397
Net Assets
Beginning of period	1,845,225,397	–
End of period	$1,911,965,474	$1,845,225,397
Other Information
Shares
Sold	44,726,016	249,481,130
Issued in reinvestment of distributions	461,269	725,612
Redeemed	(34,338,898)	(65,868,204)
Net increase (decrease)	10,848,387	184,338,538

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Short-Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.022	.047
Net realized and unrealized gain (loss)	(.208)	.007
Total from investment operations	(.186)	.054
Distributions from net investment income	(.020)	(.044)
Distributions from net realized gain	(.004)	–
Total distributions	(.024)	(.044)
Net asset value, end of period	$9.80	$10.01
Total ReturnD,E	(1.86)%	.54%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.31%H	.34%H
Expenses net of fee waivers, if any	.31%H	.34%H
Expenses net of all reductions	.31%H	.34%H
Net investment income (loss)	.44%H	.49%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,911,965	$1,845,225
Portfolio turnover rateI	59%H	70%J,K

 A For the period September 15, 2020 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity SAI Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,313,056
Gross unrealized depreciation	(37,922,035)
Net unrealized appreciation (depreciation)	$(36,608,979)
Tax cost	$2,035,550,336

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Short-Term Bond Fund	373,793,818	370,825,805

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Short-Term Bond Fund	158,747,412	1,585,886,645

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Short-Term Bond Fund	$1,471

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Short-Term Bond Fund	$3,482	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $95.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $15,783.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Short Duration Fund
Fidelity SAI Short-Term Bond Fund	12%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity SAI Short-Term Bond Fund	.31%
Actual		$1,000.00	$981.40	$1.52
Hypothetical-C		$1,000.00	$1,023.26	$1.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median for the period and below the ASPG competitive median for the period.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SST-SANN-0422
1.9900846.101

Fidelity® Tactical Bond Fund

Semi-Annual Report

February 28, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	33.1%
AAA	1.1%
A	6.0%
BBB	13.3%
BB and Below	31.2%
Not Rated	9.4%
Equities	0.4%
Short-Term Investments and Net Other Assets	5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*,**
Corporate Bonds	24.2%
U.S. Government and U.S. Government Agency Obligations	33.1%
Asset-Backed Securities	5.9%
Other Investments	31.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

 * Foreign investments - 12.8%

 ** Futures and Swaps - 5.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.7%
		Principal Amount(a)	Value
COMMUNICATION SERVICES - 1.7%
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51		$250,000	$209,739
Wireless Telecommunication Services - 0.9%
Millicom International Cellular SA 4.5% 4/27/31 (b)		250,000	232,750

TOTAL COMMUNICATION SERVICES			442,489

CONSUMER STAPLES - 1.1%
Food Products - 1.1%
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (b)		250,000	265,313
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
DCP Midstream Operating LP 5.85% 5/21/43 (b)(c)		260,000	241,800
Petroleos Mexicanos 7.69% 1/23/50		250,000	223,750
			465,550
FINANCIALS - 7.1%
Banks - 4.1%
Bank of America Corp. 2.299% 7/21/32 (c)		280,000	259,743
Citigroup, Inc. 4.412% 3/31/31 (c)		240,000	260,032
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)		250,000	263,517
JPMorgan Chase & Co. 4.493% 3/24/31 (c)		230,000	252,456
			1,035,748
Capital Markets - 2.0%
Goldman Sachs Group, Inc. 2.383% 7/21/32 (c)		280,000	259,551
Morgan Stanley 2.511% 10/20/32 (c)		280,000	264,371
			523,922
Consumer Finance - 1.0%
Ford Motor Credit Co. LLC 3.375% 11/13/25		250,000	246,250

TOTAL FINANCIALS			1,805,920

TOTAL NONCONVERTIBLE BONDS
(Cost $2,963,524)			2,979,272

U.S. Treasury Obligations - 32.6%
U.S. Treasury Notes 1.875% 2/15/32
(Cost $8,190,798)		8,300,000	8,335,017

Asset-Backed Securities - 5.9%
Cedar Funding Ltd. Series 2022-15A Class B, CME TERM SOFR 3 MONTH INDEX + 1.800% 0% 4/20/35 (b)(c)(d)(e)		$750,000	$749,255
SYMP Series 2022-32A Class B, CME TERM SOFR 3 MONTH INDEX + 1.850% 1.85% 4/23/35 (b)(c)(d)(e)		760,000	759,620
TOTAL ASSET-BACKED SECURITIES
(Cost $1,509,620)			1,508,875

Foreign Government and Government Agency Obligations - 3.8%
Dominican Republic:
5.5% 2/22/29 (b)		250,000	248,797
6% 2/22/33 (b)		250,000	245,594
United Mexican States:
7.75% 5/29/31	MXN	5,100,000	246,399
7.75% 11/13/42	MXN	5,300,000	247,173
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,003,621)			987,963
		Shares	Value

Fixed-Income Funds - 42.0%
Fidelity Floating Rate Central Fund (f)		49,866	4,975,650
Fidelity High Income Central Fund (f)		6,753	748,884
Fidelity International Credit Central Fund (f)		51,933	4,990,275
TOTAL FIXED-INCOME FUNDS
(Cost $10,791,039)			10,714,809
		Principal Amount	Value

Preferred Securities - 2.0%
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Enbridge, Inc. 5.75% 7/15/80 (c)		250,000	262,484
FINANCIALS - 1.0%
Banks - 1.0%
Bank of Nova Scotia 4.9% (c)(g)		240,000	246,749
TOTAL PREFERRED SECURITIES
(Cost $516,717)			509,233
		Shares	Value

Money Market Funds - 7.7%
Fidelity Cash Central Fund 0.07% (h)
(Cost $1,959,593)		1,959,201	1,959,593
TOTAL INVESTMENT IN SECURITIES - 105.7%
(Cost $26,934,912)			26,994,762
NET OTHER ASSETS (LIABILITIES) - (5.7)%			(1,466,389)
NET ASSETS - 100%			$25,528,373

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	257,413	MXN	5,255,000	Goldman Sachs Bank USA	3/30/22	$2,157
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$2,157
					Unrealized Appreciation	2,157
					Unrealized Depreciation	0

Currency Abbreviations

MXN – Mexican peso

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,006,646 or 11.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$--	$27,158,378	$25,198,785	$253	$--	$--	$1,959,593	0.0%
Fidelity Floating Rate Central Fund	--	5,009,989	--	9,989	--	(34,339)	4,975,650	0.2%
Fidelity High Income Central Fund	--	751,982	--	2,000	--	(3,098)	748,884	0.0%
Fidelity International Credit Central Fund	--	5,029,068	--	29,068	--	(38,793)	4,990,275	0.9%
Total	$--	$37,949,417	$25,198,785	$41,310	$--	$(76,230)	$12,674,402

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,979,272	$--	$2,979,272	$--
U.S. Government and Government Agency Obligations	8,335,017	--	8,335,017	--
Asset-Backed Securities	1,508,875	--	1,508,875	--
Foreign Government and Government Agency Obligations	987,963	--	987,963	--
Fixed-Income Funds	10,714,809	10,714,809	--	--
Preferred Securities	509,233	--	509,233	--
Money Market Funds	1,959,593	1,959,593	--	--
Total Investments in Securities:	$26,994,762	$12,674,402	$14,320,360	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$2,157	$--	$2,157	$--
Total Assets	$2,157	$--	$2,157	$--
Liabilities
Forward Foreign Currency Contracts	$--	$--	$--	$--
Total Liabilities	$--	$--	$--	$--
Total Derivative Instruments:	$2,157	$--	$2,157	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$2,157	$0
Total Foreign Exchange Risk	2,157	0
Total Value of Derivatives	$2,157	$0

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

United States of America	68.6%
United Kingdom	4.4%
Luxembourg	3.6%
Cayman Islands	3.2%
Mexico	3.1%
Canada	2.4%
Netherlands	2.1%
Germany	2.1%
Dominican Republic	1.9%
France	1.9%
Italy	1.5%
Multi-National	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,184,280)	$14,320,360
Fidelity Central Funds (cost $12,750,632)	12,674,402
Total Investment in Securities (cost $26,934,912)		$26,994,762
Cash		1
Unrealized appreciation on forward foreign currency contracts		2,157
Receivable for fund shares sold		19
Interest receivable		52,466
Distributions receivable from Fidelity Central Funds		271
Receivable from investment adviser for expense reductions		12,068
Total assets		27,061,744
Liabilities
Payable for investments purchased
Delayed delivery	$1,509,620
Accrued management fee	7,913
Distribution and service plan fees payable	2,057
Other affiliated payables	1,806
Other payables and accrued expenses	11,975
Total liabilities		1,533,371
Net Assets		$25,528,373
Net Assets consist of:
Paid in capital		$25,411,408
Total accumulated earnings (loss)		116,965
Net Assets		$25,528,373
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,519,834 ÷ 250,828 shares)(a)		$10.05
Maximum offering price per share (100/96.00 of $10.05)		$10.47
Class M:
Net Asset Value and redemption price per share ($2,630,022 ÷ 261,796 shares)(a)		$10.05
Maximum offering price per share (100/96.00 of $10.05)		$10.47
Class C:
Net Asset Value and offering price per share ($2,524,582 ÷ 251,326 shares)(a)		$10.05
Fidelity Tactical Bond Fund:
Net Asset Value, offering price and redemption price per share ($12,828,010 ÷ 1,276,882 shares)		$10.05
Class I:
Net Asset Value, offering price and redemption price per share ($2,512,904 ÷ 250,132 shares)		$10.05
Class Z:
Net Asset Value, offering price and redemption price per share ($2,513,021 ÷ 250,142 shares)		$10.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period February 10, 2022 (commencement of operations) through February 28, 2022 (Unaudited)
Investment Income
Interest		$11,060
Income from Fidelity Central Funds		41,310
Total income		52,370
Expenses
Management fee	$7,913
Transfer agent fees	1,216
Distribution and service plan fees	1,986
Accounting fees and expenses	590
Custodian fees and expenses	329
Registration fees	5,773
Audit	5,944
Total expenses before reductions	23,751
Expense reductions	(12,069)
Total expenses after reductions		11,682
Net investment income (loss)		40,688
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,535
Forward foreign currency contracts	(359)
Foreign currency transactions	138
Total net realized gain (loss)		26,314
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	136,080
Fidelity Central Funds	(76,230)
Forward foreign currency contracts	2,157
Assets and liabilities in foreign currencies	(79)
Total change in net unrealized appreciation (depreciation)		61,928
Net gain (loss)		88,242
Net increase (decrease) in net assets resulting from operations		$128,930

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period February 10, 2022 (commencement of operations) through February 28, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,688
Net realized gain (loss)	26,314
Change in net unrealized appreciation (depreciation)	61,928
Net increase (decrease) in net assets resulting from operations	128,930
Distributions to shareholders	(11,965)
Share transactions - net increase (decrease)	25,411,408
Total increase (decrease) in net assets	25,528,373
Net Assets
Beginning of period	–
End of period	$25,528,373

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tactical Bond Fund Class A

Six months ended (Unaudited) February 28,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.014
Net realized and unrealized gain (loss)	.040
Total from investment operations	.054
Distributions from net investment income	(.004)
Total distributions	(.004)
Net asset value, end of period	$10.05
Total ReturnD,E,F	.54%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.97%I
Expenses net of fee waivers, if any	1.00%I
Expenses net of all reductions	1.00%I
Net investment income (loss)	2.99%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,520
Portfolio turnover rateJ	14%K

 A For the period February 10, 2022 (commencement of operations) through February 28, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tactical Bond Fund Class M

Six months ended (Unaudited) February 28,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.014
Net realized and unrealized gain (loss)	.040
Total from investment operations	.054
Distributions from net investment income	(.004)
Total distributions	(.004)
Net asset value, end of period	$10.05
Total ReturnD,E,F	.54%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.97%I
Expenses net of fee waivers, if any	1.00%I
Expenses net of all reductions	1.00%I
Net investment income (loss)	2.99%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,630
Portfolio turnover rateJ	14%K

 A For the period February 10, 2022 (commencement of operations) through February 28, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tactical Bond Fund Class C

Six months ended (Unaudited) February 28,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.011
Net realized and unrealized gain (loss)	.040
Total from investment operations	.051
Distributions from net investment income	(.001)
Total distributions	(.001)
Net asset value, end of period	$10.05
Total ReturnD,E,F	.51%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	2.73%I
Expenses net of fee waivers, if any	1.75%I
Expenses net of all reductions	1.75%I
Net investment income (loss)	2.24%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,525
Portfolio turnover rateJ	14%K

 A For the period February 10, 2022 (commencement of operations) through February 28, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tactical Bond Fund

Six months ended (Unaudited) February 28,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.016
Net realized and unrealized gain (loss)	.039
Total from investment operations	.055
Distributions from net investment income	(.005)
Total distributions	(.005)
Net asset value, end of period	$10.05
Total ReturnD,E	.55%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	1.62%H
Expenses net of fee waivers, if any	.75%H
Expenses net of all reductions	.75%H
Net investment income (loss)	3.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,828
Portfolio turnover rateI	14%J

 A For the period February 10, 2022 (commencement of operations) through February 28, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tactical Bond Fund Class I

Six months ended (Unaudited) February 28,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.016
Net realized and unrealized gain (loss)	.039
Total from investment operations	.055
Distributions from net investment income	(.005)
Total distributions	(.005)
Net asset value, end of period	$10.05
Total ReturnD,E	.55%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	1.72%H
Expenses net of fee waivers, if any	.75%H
Expenses net of all reductions	.75%H
Net investment income (loss)	3.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,513
Portfolio turnover rateI	14%J

 A For the period February 10, 2022 (commencement of operations) through February 28, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tactical Bond Fund Class Z

Six months ended (Unaudited) February 28,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.016
Net realized and unrealized gain (loss)	.040
Total from investment operations	.056
Distributions from net investment income	(.006)
Total distributions	(.006)
Net asset value, end of period	$10.05
Total ReturnD,E	.56%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	1.62%H
Expenses net of fee waivers, if any	.66%H
Expenses net of all reductions	.66%H
Net investment income (loss)	3.33%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,513
Portfolio turnover rateI	14%J

 A For the period February 10, 2022 (commencement of operations) through February 28, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Tactical Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Tactical Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$169,577
Gross unrealized depreciation	(107,106)
Net unrealized appreciation (depreciation)	$62,471
Tax cost	$26,934,448

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tactical Bond Fund	16,780,502	–

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .50% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$330	$329
Class M	-%	.25%	338	328
Class C	.75%	.25%	1,318	1,318
			$1,986	$1,975

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$197.15
Class M	197.15
Class C	197.15
Fidelity Tactical Bond Fund	357.05
Class I	197.15
Class Z	71.05
	$1,216

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Tactical Bond Fund	.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$1,266
Class M	1.00%	1,295
Class C	1.75%	1,276
Fidelity Tactical Bond Fund	.75%	5,721
Class I	.75%	1,260
Class Z	.66%	1,251
		$12,069

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended February 28, 2022(a)
Fidelity Tactical Bond Fund
Distributions to shareholders
Class A	$1,060
Class M	1,097
Class C	340
Fidelity Tactical Bond Fund	6,711
Class I	1,326
Class Z	1,431
Total	$11,965

 (a) For the period February 10, 2022 (commencement of operations) through February 28, 2022.

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended February 28, 2022(a)	Six months ended February 28, 2022 (a)
Fidelity Tactical Bond Fund
Class A
Shares sold	250,722	$2,507,206
Reinvestment of distributions	106	1,060
Net increase (decrease)	250,828	$2,508,266
Class M
Shares sold	261,687	$2,616,632
Reinvestment of distributions	109	1,097
Net increase (decrease)	261,796	$2,617,729
Class C
Shares sold	251,292	$2,512,936
Reinvestment of distributions	34	340
Net increase (decrease)	251,326	$2,513,276
Fidelity Tactical Bond Fund
Shares sold	1,276,214	$12,762,669
Reinvestment of distributions	668	6,711
Net increase (decrease)	1,276,882	$12,769,380
Class I
Shares sold	250,000	$2,500,000
Reinvestment of distributions	132	1,326
Net increase (decrease)	250,132	$2,501,326
Class Z
Shares sold	250,000	$2,500,000
Reinvestment of distributions	142	1,431
Net increase (decrease)	250,142	$2,501,431

 (a) For the period February 10, 2022 (commencement of operations) through February 28, 2022.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Tactical Bond Fund	98%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 10, 2022 to February 28, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 10, 2022 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value February 28, 2022	Expenses Paid During Period
Fidelity Tactical Bond Fund
Class A	1.00%
Actual		$1,000.00	$1,005.40	$.52-B
Hypothetical-C		$1,000.00	$1,019.84	$5.01-D
Class M	1.00%
Actual		$1,000.00	$1,005.40	$.52-B
Hypothetical-C		$1,000.00	$1,019.84	$5.01-D
Class C	1.75%
Actual		$1,000.00	$1,005.10	$.91-B
Hypothetical-C		$1,000.00	$1,016.12	$8.75-D
Fidelity Tactical Bond Fund	.75%
Actual		$1,000.00	$1,005.50	$.39-B
Hypothetical-C		$1,000.00	$1,021.08	$3.76-D
Class I	.75%
Actual		$1,000.00	$1,005.50	$.39-B
Hypothetical-C		$1,000.00	$1,021.08	$3.76-D
Class Z	.66%
Actual		$1,000.00	$1,005.60	$.34-B
Hypothetical-C		$1,000.00	$1,021.52	$3.31-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 19/365 (to reflect the period February 10, 2022 to February 28, 2022).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tactical Bond Fund

At its November 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC(FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity’s staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund’s investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity’s global investment organization and that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s risk management, compliance, cybersecurity and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contract and under separate agreements covering transfer agency pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the Fidelity funds’ compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts. The Board considered the Investment Advisers’ strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  In reviewing the Advisory Contracts, the Board considered the fund’s proposed management fee rate and the projected total expense ratio of each class of the fund. The Board noted that the fund’s proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed a certain limit through December 31, 2023.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.   The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review at the time it approved the Advisory Contracts. In connection with its future renewal of the fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing,distributing, managing, administering, and servicing the fund and servicing the fund’s shareholders.

Economies of Scale.   The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund’s Advisory Contracts should be approved.

TBF-SANN-0422
1.9904497.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2022